UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2011

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semiannual Report

November 30, 2011

Ultra ProShares

Ultra MarketCap

QLD  Ultra QQQ®

DDM  Ultra Dow30SM

SSO  Ultra S&P500®

UWC  Ultra Russell3000

MVV  Ultra MidCap400

SAA  Ultra SmallCap600

UWM  Ultra Russell2000

TQQQ  UltraPro QQQ®

UDOW  UltraPro Dow30SM

UPRO  UltraPro S&P500®

UMDD  UltraPro MidCap400

URTY  UltraPro Russell2000

Ultra Style

UVG  Ultra Russell1000 Value

UKF  Ultra Russell1000 Growth

UVU  Ultra Russell MidCap Value

UKW  Ultra Russell MidCap Growth

UVT  Ultra Russell2000 Value

UKK  Ultra Russell2000 Growth

Ultra Sector

UYM  Ultra Basic Materials

BIB  Ultra Nasdaq Biotechnology

UGE  Ultra Consumer Goods

UCC  Ultra Consumer Services

UYG  Ultra Financials

RXL  Ultra Health Care

UXI  Ultra Industrials

DIG  Ultra Oil & Gas

URE  Ultra Real Estate

KRU  Ultra KBW Regional Banking

USD  Ultra Semiconductors

ROM  Ultra Technology

LTL  Ultra Telecommunications

UPW  Ultra Utilities

Ultra International

EFO  Ultra MSCI EAFE

EET  Ultra MSCI Emerging Markets

UPV  Ultra MSCI Europe

UXJ  Ultra MSCI Pacific ex-Japan

UBR  Ultra MSCI Brazil

XPP  Ultra FTSE China 25

EZJ  Ultra MSCI Japan

UMX  Ultra MSCI Mexico
Investable Market

Ultra Fixed-Income

UST  Ultra 7-10 Year Treasury

UBT  Ultra 20+ Year Treasury

UJB  Ultra High Yield

IGU  Ultra Investment Grade Corporate

Short ProShares

Short MarketCap

PSQ  Short QQQ®

DOG  Short Dow30SM

SH  Short S&P500®

MYY  Short MidCap400

SBB  Short SmallCap600

RWM  Short Russell2000

QID  UltraShort QQQ®

DXD  UltraShort Dow30SM

SDS  UltraShort S&P500®

TWQ  UltraShort Russell3000

MZZ  UltraShort MidCap400

SDD  UltraShort SmallCap600

TWM  UltraShort Russell2000

SQQQ  UltraPro Short QQQ®

SDOW  UltraPro Short Dow30SM

SPXU  UltraPro Short S&P500®

SMDD  UltraPro Short MidCap400

SRTY  UltraPro Short Russell2000

Short Style

SJF  UltraShort Russell1000 Value

SFK  UltraShort Russell1000 Growth

SJL  UltraShort Russell MidCap Value

SDK  UltraShort Russell MidCap Growth

SJH  UltraShort Russell2000 Value

SKK  UltraShort Russell2000 Growth

Short Sector

SBM  Short Basic Materials

SEF  Short Financials

DDG  Short Oil & Gas

REK  Short Real Estate

KRS  Short KBW Regional Banking

SMN  UltraShort Basic Materials

BIS  UltraShort Nasdaq Biotechnology

SZK  UltraShort Consumer Goods

SCC  UltraShort Consumer Services

SKF  UltraShort Financials

RXD  UltraShort Health Care

SIJ  UltraShort Industrials

DUG  UltraShort Oil & Gas

SRS  UltraShort Real Estate

SSG  UltraShort Semiconductors

REW  UltraShort Technology

TLL  UltraShort Telecommunications

SDP  UltraShort Utilities

Short International

EFZ  Short MSCI EAFE

EUM  Short MSCI Emerging Markets

YXI  Short FTSE China 25

EFU  UltraShort MSCI EAFE

EEV  UltraShort MSCI Emerging Markets

EPV  UltraShort MSCI Europe

JPX  UltraShort MSCI Pacific ex-Japan

BZQ  UltraShort MSCI Brazil

FXP  UltraShort FTSE China 25

EWV  UltraShort MSCI Japan

SMK  UltraShort MSCI Mexico
Investable Market

Short Fixed-Income

TBX  Short 7-10 Year Treasury

TBF  Short 20+ Year Treasury

SJB  Short High Yield

IGS  Short Investment Grade Corporate

TBZ  UltraShort 3-7 Year Treasury

PST  UltraShort 7-10 Year Treasury

TBT  UltraShort 20+ Year Treasury

TPS  UltraShort TIPS

Alpha ProShares

CSM  Credit Suisse 130/30

HDG  Hedge Replication ETF

RALS  RAFI® Long/Short

PROSHARES TRUST   Distributor: SEI Investments Distribution Co.

Table of Contents

I	Shareholder Letter

II	Allocation of Portfolio Holdings and Index Composition

XLI	Expense Examples

1	Schedule of Portfolio Investments

2	Ultra MarketCap ProShares

35	Ultra Style ProShares

48	Ultra Sector ProShares

83	Ultra International ProShares

91	Ultra Fixed-Income ProShares

95	Short MarketCap ProShares

113	Short Style ProShares

119	Short Sector ProShares

137	Short International ProShares

148	Short Fixed-Income ProShares

156	Alpha ProShares

163	Statements of Assets and Liabilities

182	Statements of Operations

201	Statements of Changes in Net Assets

238	Financial Highlights

279	Notes to Financial Statements

318	Board Approval of Investment Advisory Agreement

320	Proxy Voting & Quarterly Portfolio Holdings Information

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Dear Shareholder:

I am pleased to present the ProShares Trust Semiannual Report for the six months ended November 30, 2011.

Equity Markets Decline

Equity markets around the world experienced declines for the six months ending November 30, 2011, breaking the generally positive momentum of the previous six months, amid the deepening European sovereign debt crisis and worries about global economic growth. U.S. markets were among the most resilient, despite the U.S. debt ceiling debacle and credit rating downgrade.

The S&P 500® was down 6.3%, while the S&P MidCap 400® and the Russell 2000® Index were off 11.0% and 12.4%, respectively. This compares favorably with foreign equity markets, which sustained even greater losses. The MSCI EAFE Index fell 16.5%, the MSCI Europe Index was off 18.6%, and the MSCI Emerging Market Index dropped 19.3%. Note that part of these declines is attributable to the dollar's appreciation against the euro and other major currencies.

Most industry sectors declined during the six-month period, with nine out of ten Dow Jones U.S. Industry IndexesSM delivering negative returns. Telecom, financials and basic materials were the worst performers, off 16.8%, 16.2%, and 15.7%, respectively. Utilities was the only industry sector to deliver positive returns, with a gain of 5.2%.

Treasury Market Soars

U.S. fixed-income markets rose, with the Barclays Capital U.S. Aggregate Bond Index® gaining 3.5%. U.S. Treasury securities soared amid a massive flight to quality, as investors shed equities and other risk assets in favor of "safe-haven" U.S. government debt. The Ryan Labs Treasury 10 Year Index was up 10.6% during the six-month period, and the Ryan Labs 30 Year Treasury Index rose 25.6%.

ProShares Updates

ProShares continued to expand its lineup of alternative ETFs with the launch of ProShares Hedge Replication ETF (HDG). This ETF is designed to provide the risk/return characteristics of a broad universe of hedge funds without many of the challenges of hedge fund investing. Learn more about this and other innovative ETFs at proshares.com.

Finally, we manage ProShares with the goal of minimizing capital gains distributions, and we're pleased to report that we expect none of our 108 equity and fixed-income ETFs will pay any 2011 capital gains distributions.

We appreciate the trust and confidence you have placed in us by choosing ProShares and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

ProShares Trust

proshares.com :: I

Allocation of Portfolio Holdings & Index Composition

II :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra QQQ® (Ticker: QLD)

ProShares Ultra QQQ® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	128%
Futures Contracts	13%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.2%
Microsoft Corp.	5.0%
Oracle Corp.	3.7%
Google, Inc., Class A	3.5%
Intel Corp.	3.0%

NASDAQ-100 Index – Composition

% of Index
Technology	50.8%
Communications	26.4%
Consumer, Non-cyclical	12.9%
Consumer, Cyclical	7.5%
Industrials	2.1%
Basic Materials	0.3%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	126%
Futures Contracts	18%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	6.7%
Chevron Corp.	3.6%
Caterpillar, Inc.	3.5%
McDonald's Corp.	3.4%
3M Co.	2.9%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.4%
Consumer, Non-cyclical	18.1%
Technology	16.7%
Consumer, Cyclical	12.2%
Energy	11.5%
Financials	8.9%
Communications	7.6%
Basic Materials	3.6%

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	114%
Futures Contracts	16%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.4%
Apple, Inc.	2.2%
International Business Machines Corp.	1.4%
Chevron Corp.	1.3%
Microsoft Corp.	1.2%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Technology	14.5%
Financials	13.3%
Energy	12.6%
Industrials	10.8%
Communications	10.6%
Consumer, Cyclical	8.8%
Utilities	3.7%
Basic Materials	3.4%
Diversified	0.1%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: III

ProShares Ultra Russell3000 (Ticker: UWC)

ProShares Ultra Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	13%
Swap Agreements	187%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	0.4%
Apple, Inc.	0.3%
International Business Machines Corp.	0.2%
Chevron Corp.	0.2%
Microsoft Corp.	0.2%

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	14.4%
Technology	13.6%
Energy	11.5%
Industrials	11.4%
Communications	10.2%
Consumer, Cyclical	9.9%
Utilities	3.8%
Basic Materials	3.7%

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	125%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Dollar Tree, Inc.	0.6%
Perrigo Co.	0.6%
Kansas City Southern	0.5%
BorgWarner, Inc.	0.4%
Hansen Natural Corp.	0.4%

S&P MidCap 400 Index – Composition

% of Index
Industrials	19.1%
Financials	18.7%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.9%
Technology	8.9%
Utilities	6.4%
Energy	6.2%
Communications	4.4%
Basic Materials	4.1%

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	61%
Swap Agreements	139%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Regeneron Pharmaceuticals, Inc.	0.6%
Healthspring, Inc.	0.5%
World Fuel Services Corp.	0.4%
Questcor Pharmaceuticals, Inc.	0.4%
BioMed Realty Trust, Inc.	0.4%

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	18.4%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.9%
Communications	4.8%
Utilities	4.5%
Energy	3.6%
Basic Materials	3.3%

IV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	121%
Futures Contracts	9%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Healthspring, Inc.	0.2%
Netlogic Microsystems, Inc.	0.2%
World Fuel Services Corp.	0.2%
Rosetta Resources, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	21.1%
Consumer, Non-cyclical	20.7%
Industrials	14.1%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	6.4%
Energy	6.1%
Utilities	3.9%
Basic Materials	3.7%
Diversified	0.1%

ProShares UltraPro QQQ® (Ticker: TQQQ)

ProShares UltraPro QQQ® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	220%
Futures Contracts	18%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	8.7%
Microsoft Corp.	5.2%
Oracle Corp.	3.9%
Google, Inc., Class A	3.7%
Intel Corp.	3.2%

NASDAQ-100 Index – Composition

% of Index
Technology	50.8%
Communications	26.4%
Consumer, Non-cyclical	12.9%
Consumer, Cyclical	7.5%
Industrials	2.1%
Basic Materials	0.3%

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	62%
Swap Agreements	216%
Futures Contracts	22%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	7.3%
Chevron Corp.	4.0%
Caterpillar, Inc.	3.8%
McDonald's Corp.	3.7%
3M Co.	3.1%

Dow Jones Industrial Average
Index – Composition

% of Index
Industrials	21.4%
Consumer, Non-cyclical	18.1%
Technology	16.7%
Consumer, Cyclical	12.2%
Energy	11.5%
Financials	8.9%
Communications	7.6%
Basic Materials	3.6%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: V

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	42%
Swap Agreements	229%
Futures Contracts	29%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	1.5%
Apple, Inc.	1.3%
International Business Machines Corp.	0.8%
Chevron Corp.	0.8%
Microsoft Corp.	0.7%

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Technology	14.5%
Financials	13.3%
Energy	12.6%
Industrials	10.8%
Communications	10.6%
Consumer, Cyclical	8.8%
Utilities	3.7%
Basic Materials	3.4%
Diversified	0.1%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	19%
Swap Agreements	264%
Futures Contracts	17%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Dollar Tree, Inc.	0.2%
Perrigo Co.	0.2%
Kansas City Southern	0.1%
BorgWarner, Inc.	0.1%
Hansen Natural Corp.	0.1%

S&P MidCap 400 Index – Composition

% of Index
Industrials	19.1%
Financials	18.7%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.9%
Technology	8.9%
Utilities	6.4%
Energy	6.2%
Communications	4.4%
Basic Materials	4.1%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	206%
Futures Contracts	21%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Healthspring, Inc.	0.2%
Netlogic Microsystems, Inc.	0.2%
World Fuel Services Corp.	0.2%
Rosetta Resources, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%

Russell 2000 Index – Composition

% of Index
Financials	21.1%
Consumer, Non-cyclical	20.7%
Industrials	14.1%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	6.4%
Energy	6.1%
Utilities	3.9%
Basic Materials	3.7%
Diversified	0.1%

VI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra Russell1000 Value (Ticker: UVG)

ProShares Ultra Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	56%
Swap Agreements	144%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Chevron Corp.	1.7%
AT&T, Inc.	1.5%
General Electric Co.	1.5%
Procter & Gamble Co. (The)	1.5%
Pfizer, Inc.	1.4%

Russell 1000 Value Index – Composition

% of Index
Financials	24.3%
Consumer, Non-cyclical	20.3%
Energy	12.7%
Communications	11.5%
Industrials	9.4%
Utilities	7.6%
Consumer, Cyclical	6.6%
Technology	5.1%
Basic Materials	2.4%
Diversified	0.1%

ProShares Ultra Russell1000 Growth (Ticker: UKF)

ProShares Ultra Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	3.6%
Exxon Mobil Corp.	3.0%
International Business Machines Corp.	2.3%
Microsoft Corp.	1.9%
Google, Inc., Class A	1.5%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Technology	22.5%
Industrials	12.8%
Consumer, Cyclical	12.4%
Energy	11.3%
Communications	9.5%
Basic Materials	5.0%
Financials	3.6%
Utilities	0.1%

ProShares Ultra Russell MidCap Value (Ticker: UVU)

ProShares Ultra Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	137%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Spectra Energy Corp.	0.6%
Consolidated Edison, Inc.	0.6%
PPL Corp.	0.6%
Marsh & McLennan Cos., Inc.	0.5%
Progress Energy, Inc.	0.5%

Russell Midcap Value
Index – Composition

% of Index
Financials	30.2%
Consumer, Non-cyclical	14.8%
Utilities	14.1%
Industrials	11.0%
Consumer, Cyclical	9.9%
Energy	6.9%
Technology	5.5%
Communications	3.9%
Basic Materials	3.5%
Diversified	0.2%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: VII

ProShares Ultra Russell MidCap Growth (Ticker: UKW)

ProShares Ultra Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	53%
Swap Agreements	147%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
El Paso Corp.	0.5%
Ecolab, Inc.	0.5%
Intuitive Surgical, Inc.	0.5%
Intuit, Inc.	0.5%
Bed Bath & Beyond, Inc.	0.4%

Russell Midcap Growth
Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	16.6%
Industrials	15.5%
Technology	13.7%
Energy	10.5%
Communications	8.8%
Basic Materials	7.0%
Financials	5.9%
Utilities	0.3%

ProShares Ultra Russell2000 Value (Ticker: UVT)

ProShares Ultra Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	64%
Swap Agreements	136%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Nicor, Inc.	0.3%
National Retail Properties, Inc.	0.3%
Coeur d'Alene Mines Corp.	0.3%
MFA Financial, Inc.	0.3%
ProAssurance Corp.	0.3%

Russell 2000 Value Index – Composition

% of Index
Financials	35.3%
Industrials	13.5%
Consumer, Non-cyclical	12.8%
Consumer, Cyclical	11.7%
Utilities	7.7%
Technology	5.6%
Communications	5.3%
Basic Materials	4.2%
Energy	3.8%
Diversified	0.1%

ProShares Ultra Russell2000 Growth (Ticker: UKK)

ProShares Ultra Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	60%
Swap Agreements	140%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Netlogic Microsystems, Inc.	0.4%
Rosetta Resources, Inc.	0.3%
Jack Henry & Associates, Inc.	0.3%
Clean Harbors, Inc.	0.3%
Onyx Pharmaceuticals, Inc.	0.3%

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	28.4%
Consumer, Cyclical	15.8%
Industrials	14.8%
Technology	14.6%
Energy	8.3%
Communications	7.5%
Financials	7.0%
Basic Materials	3.3%
Utilities	0.2%
Diversified	0.1%

VIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	6.4%
Freeport-McMoRan Copper & Gold, Inc.	5.3%
Newmont Mining Corp.	4.8%
Dow Chemical Co. (The)	4.7%
Praxair, Inc.	4.4%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	57.1%
Industrial Metals	21.4%
Mining	18.2%
Forestry and Paper	3.3%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	69%
Swap Agreements	131%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Pharmasset, Inc.	7.9%
Amgen, Inc.	5.2%
Alexion Pharmaceuticals, Inc.	4.1%
Celgene Corp.	3.9%
Biogen Idec, Inc.	3.3%

NASDAQ Biotechnology
Index – Composition

% of Index
Biotechnology	51.3%
Pharmaceuticals	44.8%
Healthcare – Products	3.6%
Commercial Services	0.3%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co. (The)	7.3%
Coca-Cola Co. (The)	5.9%
Philip Morris International, Inc.	5.5%
PepsiCo, Inc.	4.2%
Altria Group, Inc.	2.5%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.4%
Beverages	20.4%
Household Goods	17.9%
Tobacco	15.5%
Personal Goods	14.0%
Automobiles and Parts	9.0%
Leisure Goods	2.8%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: IX

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	20%
Swap Agreements	180%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	1.3%
McDonald's Corp.	1.2%
Amazon.com, Inc.	0.8%
Home Depot, Inc. (The)	0.8%
Walt Disney Co. (The)	0.8%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	41.3%
Media	25.5%
Travel and Leisure	21.7%
Food and Drug Retailers	11.5%

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	5.1%
JPMorgan Chase & Co.	4.7%
Citigroup, Inc.	3.1%
Berkshire Hathaway, Inc., Class B	3.0%
Bank of America Corp.	2.2%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	31.9%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	17.0%
Life Insurance	5.6%
Real Estate Investment & Services	0.8%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	122%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.6%
Pfizer, Inc.	8.5%
Merck & Co., Inc.	5.9%
Abbott Laboratories	4.6%
Bristol-Myers Squibb Co.	3.0%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotechnology	63.8%
Health Care Equipment and Services	36.2%

X :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	6.0%
United Technologies Corp.	2.1%
Caterpillar, Inc.	2.0%
3M Co.	1.9%
United Parcel Service, Inc., Class B	1.9%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	21.2%
Industrial Engineering	17.4%
Aerospace and Defense	16.5%
Industrial Transportation	14.5%
Support Services	13.9%
Electronic & Electrical Equipment	11.8%
Construction and Materials	4.7%

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	15.0%
Chevron Corp.	7.9%
Schlumberger Ltd.	3.9%
ConocoPhillips	3.5%
Occidental Petroleum Corp.	3.1%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	75.8%
Oil Equipment, Services and Distribution	24.0%
Alternative Energy	0.2%

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	65%
Swap Agreements	135%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.1%
Public Storage	3.1%
Equity Residential	2.7%
HCP, Inc.	2.6%
Annaly Capital Management, Inc.	2.6%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XI

ProShares Ultra KBW Regional Banking (Ticker: KRU)

ProShares Ultra KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the KBW Regional Banking IndexSM. The KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	66%
Swap Agreements	134%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Boston Private Financial Holdings, Inc.	2.1%
CVB Financial Corp.	2.0%
Umpqua Holdings Corp.	1.7%
Signature Bank/NY	1.7%
Texas Capital Bancshares, Inc.	1.7%

KBW Regional Banking
Index – Composition

% of Index
Financials	100%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	21.9%
Texas Instruments, Inc.	5.8%
Broadcom Corp., Class A	2.5%
Applied Materials, Inc.	2.4%
Altera Corp.	2.0%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	59%
Swap Agreements	141%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.5%
International Business Machines Corp.	6.0%
Microsoft Corp.	5.1%
Google, Inc., Class A	4.1%
Intel Corp.	3.5%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	55.1%
Software and Computer Services	44.9%

XII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed-line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	46%
Swap Agreements	153%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	8.7%
Verizon Communications, Inc.	6.8%
American Tower Corp., Class A	3.8%
CenturyLink, Inc.	3.8%
Crown Castle International Corp.	2.4%

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	67.6%
Mobile Telecommunications	32.4%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	70%
Swap Agreements	130%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Southern Co. (The)	4.9%
Dominion Resources, Inc.	3.8%
Exelon Corp.	3.8%
Duke Energy Corp.	3.6%
NextEra Energy, Inc.	3.0%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	71.7%
Gas, Water & Multi Utilities	28.3%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIII

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.0%
Japan	21.2%
France	9.2%
Australia	8.8%
Switzerland	8.4%
Germany	8.3%
Spain	3.3%
Sweden	3.0%
Hong Kong	2.7%
Netherlands	2.5%
Italy	2.4%
Singapore	1.7%
Denmark	1.1%
Belgium	1.0%
Norway	1.0%
Finland	0.9%
Israel Domestic	0.6%
Ireland	0.3%
Austria	0.2%
Portugal	0.2%
New Zealand	0.1%
Greece	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	21.4%
Industrials	12.4%
Consumer Staples	11.6%
Materials	10.4%
Consumer Discretionary	10.1%
Health Care	9.5%
Energy	9.0%
Telecommunication Services	6.2%
Information Technology	4.8%
Utilities	4.6%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	16.8%
Brazil	15.3%
Korea	15.1%
Taiwan	10.6%
South Africa	8.0%
Russia	7.0%
India	6.5%
Mexico	4.8%
Malaysia	3.4%
Indonesia	2.9%
Thailand	1.9%
Chile	1.7%
Poland	1.5%
Turkey	1.3%
Colombia	0.9%
Philippines	0.6%
Peru	0.6%
Czech Republic	0.3%
Egypt	0.3%
Hungary	0.3%
Morocco	0.2%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	23.3%
Energy	14.7%
Materials	13.7%
Information Technology	12.8%
Telecommunication Services	8.5%
Consumer Discretionary	8.1%
Consumer Staples	7.8%
Industrials	6.5%
Utilities	3.6%
Health Care	1.0%

XIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra MSCI Europe (Ticker: UPV)

ProShares Ultra MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in Europe. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	35.4%
France	14.2%
Switzerland	13.0%
Germany	12.8%
Spain	5.1%
Sweden	4.7%
Netherlands	3.8%
Italy	3.6%
Denmark	1.6%
Belgium	1.5%
Norway	1.5%
Finland	1.4%
Ireland	0.4%
Austria	0.4%
Portugal	0.4%
Greece	0.2%

MSCI Europe Index – Composition

% of Index
Financials	17.9%
Consumer Staples	14.2%
Energy	12.3%
Health Care	11.6%
Industrials	10.5%
Materials	9.9%
Consumer Discretionary	8.3%
Telecommunication Services	7.2%
Utilities	5.1%
Information Technology	3.0%

ProShares Ultra MSCI Pacific ex-Japan (Ticker: UXJ)

ProShares Ultra MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	66.1%
Hong Kong	20.4%
Singapore	12.7%
New Zealand	0.8%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	46.4%
Materials	18.0%
Industrials	8.3%
Consumer Staples	7.9%
Consumer Discretionary	5.2%
Energy	4.5%
Utilities	3.9%
Telecommunication Services	3.1%
Health Care	2.1%
Information Technology	0.6%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XV

ProShares Ultra MSCI Brazil (Ticker: UBR)

ProShares Ultra MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market. The Index is divided into large- and mid-cap segments and targets approximately 85% of free float-adjusted market capitalization in the region.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.3%
Energy	21.9%
Materials	21.3%
Consumer Staples	11.4%
Utilities	6.1%
Consumer Discretionary	4.5%
Telecommunication Services	3.5%
Industrials	3.3%
Information Technology	2.9%
Health Care	0.8%

ProShares Ultra FTSE China 25 (Ticker: XPP)

ProShares Ultra FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.0%
Energy	27.9%
Communications	17.6%
Industrials	3.0%
Basic Materials	2.5%
Consumer, Cyclical	1.0%

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	19.0%
Financials	16.9%
Information Technology	13.1%
Materials	7.3%
Consumer Staples	6.2%
Health Care	6.2%
Telecommunication Services	4.8%
Utilities	3.8%
Energy	1.9%

XVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Ultra MSCI Mexico Investable Market (Ticker: UMX)

ProShares Ultra MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	30.1%
Consumer Staples	27.9%
Materials	16.6%
Consumer Discretionary	12.2%
Financials	6.8%
Industrials	5.8%
Health Care	0.6%

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury seeks daily investment results, before fees, expenses, and interest income earned on cash and derivatives, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital 7-10 Year U.S. Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	13%
Swap Agreements	187%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury seeks daily investment results, before fees, expenses, and interest income earned on cash and derivatives, that correspond to twice (2x) the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital 20+ Year U.S. Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	13%
Swap Agreements	185%
Futures Contracts	3%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100.0%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XVII

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index. The Markit iBoxx® $ Liquid High Yield Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	200%
Futures Contracts	—
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

ProShares Ultra Investment Grade Corporate (Ticker: IGU)

ProShares Ultra Investment Grade Corporate seeks daily investment results, before fees and expenses, that correspond to twice (2x) of the daily performance of the Markit iBoxx® $ Liquid Investment Grade Index. The Markit iBoxx® $ Liquid Investment Grade Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	199%
Futures Contracts	—
Total Exposure	199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100%

ProShares Short QQQ® (Ticker: PSQ)

ProShares Short QQQ® seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-81%
Futures Contracts	-19%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	50.8%
Communications	26.4%
Consumer, Non-cyclical	12.9%
Consumer, Cyclical	7.5%
Industrials	2.1%
Basic Materials	0.3%

XVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-84%
Futures Contracts	-16%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.4%
Consumer, Non-cyclical	18.1%
Technology	16.7%
Consumer, Cyclical	12.2%
Energy	11.5%
Financials	8.9%
Communications	7.6%
Basic Materials	3.6%

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-94%
Futures Contracts	-6%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Technology	14.5%
Financials	13.3%
Energy	12.6%
Industrials	10.8%
Communications	10.6%
Consumer, Cyclical	8.8%
Utilities	3.7%
Basic Materials	3.4%
Diversified	0.1%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	19.1%
Financials	18.7%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.9%
Technology	8.9%
Utilities	6.4%
Energy	6.2%
Communications	4.4%
Basic Materials	4.1%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XIX

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	18.4%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.9%
Communications	4.8%
Utilities	4.5%
Energy	3.6%
Basic Materials	3.3%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-84%
Futures Contracts	-16%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	21.1%
Consumer, Non-cyclical	20.7%
Industrials	14.1%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	6.4%
Energy	6.1%
Utilities	3.9%
Basic Materials	3.7%
Diversified	0.1%

ProShares UltraShort QQQ® (Ticker: QID)

ProShares UltraShort QQQ® seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-181%
Futures Contracts	-19%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	50.8%
Communications	26.4%
Consumer, Non-cyclical	12.9%
Consumer, Cyclical	7.5%
Industrials	2.1%
Basic Materials	0.3%

XX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-181%
Futures Contracts	-19%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.4%
Consumer, Non-cyclical	18.1%
Technology	16.7%
Consumer, Cyclical	12.2%
Energy	11.5%
Financials	8.9%
Communications	7.6%
Basic Materials	3.6%

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Technology	14.5%
Financials	13.3%
Energy	12.6%
Industrials	10.8%
Communications	10.6%
Consumer, Cyclical	8.8%
Utilities	3.7%
Basic Materials	3.4%
Diversified	0.1%

ProShares UltraShort Russell3000 (Ticker: TWQ)

ProShares UltraShort Russell3000 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 3000® Index. The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 3000 Index – Composition

% of Index
Consumer, Non-cyclical	21.5%
Financials	14.4%
Technology	13.6%
Energy	11.5%
Industrials	11.4%
Communications	10.2%
Consumer, Cyclical	9.9%
Utilities	3.8%
Basic Materials	3.7%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXI

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-186%
Futures Contracts	-14%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	19.1%
Financials	18.7%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.9%
Technology	8.9%
Utilities	6.4%
Energy	6.2%
Communications	4.4%
Basic Materials	4.1%

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the S&P SmallCap 600TM Index. The S&P SmallCap 600TM Index is a measure of small-cap company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Consumer, Non-cyclical	20.0%
Financials	18.4%
Industrials	18.3%
Consumer, Cyclical	16.2%
Technology	10.9%
Communications	4.8%
Utilities	4.5%
Energy	3.6%
Basic Materials	3.3%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-187%
Futures Contracts	-13%
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	21.1%
Consumer, Non-cyclical	20.7%
Industrials	14.1%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	6.4%
Energy	6.1%
Utilities	3.9%
Basic Materials	3.7%
Diversified	0.1%

XXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraPro Short QQQ® (Ticker: SQQQ)

ProShares UltraPro Short QQQ® seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100® Index. The NASDAQ-100® Index includes 100 of the largest non-financial domestic and international issues listed on the NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-286%
Futures Contracts	-14%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Technology	50.8%
Communications	26.4%
Consumer, Non-cyclical	12.9%
Consumer, Cyclical	7.5%
Industrials	2.1%
Basic Materials	0.3%

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (DJIA) Index. The DJIA Index is a price-weighted index maintained by editors of The Wall Street Journal. The Index includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-286%
Futures Contracts	-14%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrials	21.4%
Consumer, Non-cyclical	18.1%
Technology	16.7%
Consumer, Cyclical	12.2%
Energy	11.5%
Financials	8.9%
Communications	7.6%
Basic Materials	3.6%

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® Index. The S&P 500® Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-282%
Futures Contracts	-18%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-cyclical	22.2%
Technology	14.5%
Financials	13.3%
Energy	12.6%
Industrials	10.8%
Communications	10.6%
Consumer, Cyclical	8.8%
Utilities	3.7%
Basic Materials	3.4%
Diversified	0.1%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIII

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400TM Index. The S&P MidCap 400TM Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-274%
Futures Contracts	-26%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 Index – Composition

% of Index
Industrials	19.1%
Financials	18.7%
Consumer, Non-cyclical	18.3%
Consumer, Cyclical	13.9%
Technology	8.9%
Utilities	6.4%
Energy	6.2%
Communications	4.4%
Basic Materials	4.1%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index. The Russell 2000® Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-287%
Futures Contracts	-13%
Total Exposure	-300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Financials	21.1%
Consumer, Non-cyclical	20.7%
Industrials	14.1%
Consumer, Cyclical	13.8%
Technology	10.1%
Communications	6.4%
Energy	6.1%
Utilities	3.9%
Basic Materials	3.7%
Diversified	0.1%

ProShares UltraShort Russell1000 Value (Ticker: SJF)

ProShares UltraShort Russell1000 Value seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell 1000® Value Index. The Russell 1000® Value Index is designed to provide a comprehensive measure of large-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financials	24.3%
Consumer, Non-cyclical	20.3%
Energy	12.7%
Communications	11.5%
Industrials	9.4%
Utilities	7.6%
Consumer, Cyclical	6.6%
Technology	5.1%
Basic Materials	2.4%
Diversified	0.1%

XXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort Russell1000 Growth (Ticker: SFK)

ProShares UltraShort Russell1000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell 1000® Growth Index. The Russell 1000® Growth Index is designed to provide a comprehensive measure of large-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	22.8%
Technology	22.5%
Industrials	12.8%
Consumer, Cyclical	12.4%
Energy	11.3%
Communications	9.5%
Basic Materials	5.0%
Financials	3.6%
Utilities	0.1%

ProShares UltraShort Russell MidCap Value (Ticker: SJL)

ProShares UltraShort Russell MidCap Value seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell Midcap® Value Index. The Russell Midcap® Value Index is designed to provide a comprehensive measure of mid-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Value Index – Composition

% of Index
Financials	30.2%
Consumer, Non-cyclical	14.8%
Utilities	14.1%
Industrials	11.0%
Consumer, Cyclical	9.9%
Energy	6.9%
Technology	5.5%
Communications	3.9%
Basic Materials	3.5%
Diversified	0.2%

ProShares UltraShort Russell MidCap Growth (Ticker: SDK)

ProShares UltraShort Russell MidCap Growth seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell Midcap® Growth Index. The Russell Midcap® Growth Index is designed to provide a comprehensive measure of mid-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell Midcap Growth Index – Composition

% of Index
Consumer, Non-cyclical	21.7%
Consumer, Cyclical	16.6%
Industrials	15.5%
Technology	13.7%
Energy	10.5%
Communications	8.8%
Basic Materials	7.0%
Financials	5.9%
Utilities	0.3%
November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXV

ProShares UltraShort Russell2000 Value (Ticker: SJH)

ProShares UltraShort Russell2000 Value seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell 2000® Value Index. The Russell 2000® Value Index is designed to provide a comprehensive measure of small-cap U.S. equity "value" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financials	35.3%
Industrials	13.5%
Consumer, Non-cyclical	12.8%
Consumer, Cyclical	11.7%
Utilities	7.7%
Technology	5.6%
Communications	5.3%
Basic Materials	4.2%
Energy	3.8%
Diversified	0.1%

ProShares UltraShort Russell2000 Growth (Ticker: SKK)

ProShares UltraShort Russell2000 Growth seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Russell 2000® Growth Index. The Russell 2000® Growth Index is designed to provide a comprehensive measure of small-cap U.S. equity "growth" performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-cyclical	28.4%
Consumer, Cyclical	15.8%
Industrials	14.8%
Technology	14.6%
Energy	8.3%
Communications	7.5%
Financials	7.0%
Basic Materials	3.3%
Utilities	0.2%
Diversified	0.1%

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	57.1%
Industrial Metals	21.4%
Mining	18.2%
Forestry and Paper	3.3%

XXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.9%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	17.0%
Life Insurance	5.6%
Real Estate Investment & Services	0.8%

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.8%
Oil Equipment, Services and Distribution	24.0%
Alternative Energy	0.2%

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXVII

ProShares Short KBW Regional Banking (Ticker: KRS)

ProShares Short KBW Regional Banking seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the KBW Regional Banking IndexSM. The KBW Regional Banking IndexSM is an equal-weighted index that seeks to provide diverse regional banking exposure. The Index includes stocks of 50 publicly traded companies that do business as regional banks or thrifts.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

KBW Regional Banking Index – Composition

% of Index
Financials	100%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index. The Dow Jones U.S. Basic MaterialsSM Index measures the performance of the basic materials sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	57.1%
Industrial Metals	21.4%
Mining	18.2%
Forestry and Paper	3.3%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ Biotechnology Index®. The NASDAQ Biotechnology Index® is a modified capitalization-weighted index that includes securities of NASDAQ listed companies that are classified as either biotechnology or pharmaceutical according to the Industry Classification Benchmark which also meet other eligibility criteria determined by NASDAQ, including minimum market capitalization and liquidity requirements.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	51.3%
Pharmaceuticals	44.8%
Healthcare – Products	3.6%
Commercial Services	0.3%

XXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The Dow Jones U.S. Consumer GoodsSM Index measures the performance of consumer spending in the goods sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Food Producers	20.4%
Beverages	20.4%
Household Goods	17.9%
Tobacco	15.5%
Personal Goods	14.0%
Automobiles and Parts	9.0%
Leisure Goods	2.8%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index. The Dow Jones U.S. Consumer ServicesSM Index measures the performance of consumer spending in the services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	41.3%
Media	25.5%
Travel and Leisure	21.7%
Food and Drug Retailers	11.5%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index. The Dow Jones U.S. FinancialsSM Index measures the performance of the financial services sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	31.9%
General Financial	25.4%
Real Estate Investment Trusts	19.3%
Nonlife Insurance	17.0%
Life Insurance	5.6%
Real Estate Investment & Services	0.8%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXIX

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index. The Dow Jones U.S. Health CareSM Index measures the performance of the healthcare sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotechnology	63.8%
Health Care Equipment and Services	36.2%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials seeks daily investment results, before fees and expenses, that correspond to the twice the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index. The Dow Jones U.S. IndustrialsSM Index measures the performance of the industrial sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	21.2%
Industrial Engineering	17.4%
Aerospace and Defense	16.5%
Industrial Transportation	14.5%
Support Services	13.9%
Electronic & Electrical Equipment	11.8%
Construction and Materials	4.7%

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index. The Dow Jones U.S. Oil & GasSM Index measures the performance of the oil and gas sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.8%
Oil Equipment, Services and Distribution	24.0%
Alternative Energy	0.2%

XXX :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index. The Dow Jones U.S. Real EstateSM Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of Dow Jones U.S. SemiconductorsSM Index. The Dow Jones U.S. SemiconductorsSM Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index. The Dow Jones U.S. TechnologySM Index measures the performance of the technology sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	55.1%
Software and Computer Services	44.9%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXI

ProShares UltraShort Telecommunications (Ticker: TLL)

ProShares UltraShort Telecommunications seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index. The Dow Jones U.S. Select TelecommunicationsSM Index is a measure of U.S. stock market performance of fixed line (regional and long-distance carriers) and mobile telephone services (cellular, satellite and paging services).

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Select Telecommunications
Index – Composition

% of Index
Fixed Line Telecommunications	67.6%
Mobile Telecommunications	32.4%

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index. The Dow Jones U.S. UtilitiesSM Index measures the performance of the utilities sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	71.7%
Gas, Water & Multi Utilities	28.3%

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.0%
Japan	21.2%
France	9.2%
Australia	8.8%
Switzerland	8.4%
Germany	8.3%
Spain	3.3%
Sweden	3.0%
Hong Kong	2.7%
Netherlands	2.5%
Italy	2.4%
Singapore	1.7%
Denmark	1.1%
Belgium	1.0%
Norway	1.0%
Finland	0.9%
Israel Domestic	0.6%
Ireland	0.3%
Austria	0.2%
Portugal	0.2%
New Zealand	0.1%
Greece	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	21.4%
Industrials	12.4%
Consumer Staples	11.6%
Materials	10.4%
Consumer Discretionary	10.1%
Health Care	9.5%
Energy	9.0%
Telecommunication Services	6.2%
Information Technology	4.8%
Utilities	4.6%

XXXII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	16.8%
Brazil	15.3%
Korea	15.1%
Taiwan	10.6%
South Africa	8.0%
Russia	7.0%
India	6.5%
Mexico	4.8%
Malaysia	3.4%
Indonesia	2.9%
Thailand	1.9%
Chile	1.7%
Poland	1.5%
Turkey	1.3%
Colombia	0.9%
Philippines	0.6%
Peru	0.6%
Czech Republic	0.3%
Egypt	0.3%
Hungary	0.3%
Morocco	0.2%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	23.3%
Energy	14.7%
Materials	13.7%
Information Technology	12.8%
Telecommunication Services	8.5%
Consumer Discretionary	8.1%
Consumer Staples	7.8%
Industrials	6.5%
Utilities	3.6%
Health Care	1.0%

ProShares Short FTSE China 25 (Ticker: YXI)

ProShares Short FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.0%
Energy	27.9%
Communications	17.6%
Industrials	3.0%
Basic Materials	2.5%
Consumer, Cyclical	1.0%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXIII

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI EAFE Index®. The MSCI EAFE Index® (Europe, Australasia, and Far East) includes 85% of free float-adjusted market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
United Kingdom	23.0%
Japan	21.2%
France	9.2%
Australia	8.8%
Switzerland	8.4%
Germany	8.3%
Spain	3.3%
Sweden	3.0%
Hong Kong	2.7%
Netherlands	2.5%
Italy	2.4%
Singapore	1.7%
Denmark	1.1%
Belgium	1.0%
Norway	1.0%
Finland	0.9%
Israel Domestic	0.6%
Ireland	0.3%
Austria	0.2%
Portugal	0.2%
New Zealand	0.1%
Greece	0.1%

MSCI EAFE Index – Composition

% of Index
Financials	21.4%
Industrials	12.4%
Consumer Staples	11.6%
Materials	10.4%
Consumer Discretionary	10.1%
Health Care	9.5%
Energy	9.0%
Telecommunication Services	6.2%
Information Technology	4.8%
Utilities	4.6%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index®. The MSCI Emerging Markets Index® includes 85% of free float-adjusted market capitalization in each industry group in emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	16.8%
Brazil	15.3%
Korea	15.1%
Taiwan	10.6%
South Africa	8.0%
Russia	7.0%
India	6.5%
Mexico	4.8%
Malaysia	3.4%
Indonesia	2.9%
Thailand	1.9%
Chile	1.7%
Poland	1.5%
Turkey	1.3%
Colombia	0.9%
Philippines	0.6%
Peru	0.6%
Czech Republic	0.3%
Egypt	0.3%
Hungary	0.3%
Morocco	0.2%

MSCI Emerging Markets
Index – Composition

% of Index
Financials	23.3%
Energy	14.7%
Materials	13.7%
Information Technology	12.8%
Telecommunication Services	8.5%
Consumer Discretionary	8.1%
Consumer Staples	7.8%
Industrials	6.5%
Utilities	3.6%
Health Care	1.0%

XXXIV :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort MSCI Europe (Ticker: EPV)

ProShares UltraShort MSCI Europe seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Europe Index®. The MSCI Europe Index® is a free float-adjusted, market capitalization-weighted Index that is designed to measure the equity market performance of the developed markets in Europe.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Europe Index – Country

% of Index
United Kingdom	35.4%
France	14.2%
Switzerland	13.0%
Germany	12.8%
Spain	5.1%
Sweden	4.7%
Netherlands	3.8%
Italy	3.6%
Denmark	1.6%
Belgium	1.5%
Norway	1.5%
Finland	1.4%
Ireland	0.4%
Austria	0.4%
Portugal	0.4%
Greece	0.2%

MSCI Europe Index – Composition

% of Index
Financials	17.9%
Consumer Staples	14.2%
Energy	12.3%
Health Care	11.6%
Industrials	10.5%
Materials	9.9%
Consumer Discretionary	8.3%
Telecommunication Services	7.2%
Utilities	5.1%
Information Technology	3.0%

ProShares UltraShort MSCI Pacific ex-Japan (Ticker: JPX)

ProShares UltraShort MSCI Pacific ex-Japan seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Pacific ex-Japan Index®. The MSCI Pacific ex-Japan Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the developed markets in the Pacific region, excluding Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Pacific ex-Japan Index – Country

% of Index
Australia	66.1%
Hong Kong	20.4%
Singapore	12.7%
New Zealand	0.8%

MSCI Pacific ex-Japan
Index – Composition

% of Index
Financials	46.4%
Materials	18.0%
Industrials	8.3%
Consumer Staples	7.9%
Consumer Discretionary	5.2%
Energy	4.5%
Utilities	3.9%
Telecommunication Services	3.1%
Health Care	2.1%
Information Technology	0.6%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXV

ProShares UltraShort MSCI Brazil (Ticker: BZQ)

ProShares UltraShort MSCI Brazil seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Brazil Index®. The MSCI Brazil Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of the Brazilian market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil Index – Composition

% of Index
Financials	24.3%
Energy	21.9%
Materials	21.3%
Consumer Staples	11.4%
Utilities	6.1%
Consumer Discretionary	4.5%
Telecommunication Services	3.5%
Industrials	3.3%
Information Technology	2.9%
Health Care	0.8%

ProShares UltraShort FTSE China 25 (Ticker: FXP)

ProShares UltraShort FTSE China 25 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the FTSE China 25 Index®. The FTSE China 25 Index® is comprised of 25 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 25 Index – Composition

% of Index
Financials	48.0%
Energy	27.9%
Communications	17.6%
Industrials	3.0%
Basic Materials	2.5%
Consumer, Cyclical	1.0%

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Japan Index®. The MSCI Japan Index® includes 85% of free float-adjusted market capitalization in each industry group in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	20.8%
Consumer Discretionary	19.0%
Financials	16.9%
Information Technology	13.1%
Materials	7.3%
Consumer Staples	6.2%
Health Care	6.2%
Telecommunication Services	4.8%
Utilities	3.8%
Energy	1.9%

XXXVI :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort MSCI Mexico Investable Market (Ticker: SMK)

ProShares UltraShort MSCI Mexico Investable Market seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the MSCI Mexico Investable Market Index®. The MSCI Mexico Investable Market Index® is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the Mexican equity market by capturing 99% of the (publicly available) total market capitalization.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Mexico Investable Market Index – Composition

% of Index
Telecommunication Services	30.1%
Consumer Staples	27.9%
Materials	16.6%
Consumer Discretionary	12.2%
Financials	6.8%
Industrials	5.8%
Health Care	0.6%

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-98%
Futures Contracts	-2%
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-96%
Futures Contracts	-6%
Total Exposure	-102%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXVII

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index. The Markit iBoxx® $ Liquid High Yield Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-99%
Futures Contracts	—
Total Exposure	-99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

ProShares Short Investment Grade Corporate (Ticker: IGS)

ProShares Short Investment Grade Corporate seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid Investment Grade Index. The Markit iBoxx® $ Liquid Investment Grade Index is a modified market-value weighted index designed to provide a balanced representation of U.S. dollar-denominated investment grade corporate bonds publicly offered in the United States by means of including the most liquid investment grade corporate bonds available as determined by the index provider.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-100%
Futures Contracts	—
Total Exposure	-100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx® $ Liquid Investment Grade Index – Composition

% of Index
Investment Grade	100%

ProShares UltraShort 3-7 Year Treasury (Ticker: TBZ)

ProShares UltraShort 3-7 Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of more than three years and less than seven years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-199%
Futures Contracts	—
Total Exposure	-199%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 3-7 Year Treasury Bond
Index – Composition

% of Index
3-7 Year U.S. Treasury	100%

XXXVIII :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity between 7 and 10 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-193%
Futures Contracts	-8%
Total Exposure	-201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 7-10 Year Treasury Bond
Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index includes all publicly issued U.S. Treasury securities that have a remaining maturity greater than 20 years, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-192%
Futures Contracts	-13%
Total Exposure	-205%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. 20+ Year Treasury Bond
Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraShort TIPS (Ticker: TPS)

ProShares UltraShort TIPS seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) includes all publicly issued TIPS that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody's Investors Service or BBB- by Standard and Poor's Financial Services, LLC), are fixed rate, and have more than $250 million par value outstanding.

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	—
Swap Agreements	-200%
Futures Contracts	—
Total Exposure	-200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L) – Composition

% of Index
TIPS (Series L)	100%

November 30, 2011 (Unaudited) :: Allocation of Portfolio Holdings & Index Composition :: ProShares Trust :: XXXIX

ProShares Credit Suisse 130/30 (Ticker: CSM)

ProShares Credit Suisse 130/30 seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index. The Credit Suisse 130/30 Large Cap Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of certain of the 500 largest U.S. companies based on market capitalization (the "Universe") by applying a rules-based ranking and weighting methodology. The index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements (Long)	33%
Swap Agreements (Short)	-30%
Futures Contracts	—
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	2.8%
Apple, Inc.	2.7%
Chevron Corp.	1.6%
Microsoft Corp.	1.5%
AT&T, Inc.	1.4%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Consumer, Non-cyclical	21.1%
Technology	13.2%
Energy	12.7%
Financials	11.9%
Industrials	10.6%
Consumer, Cyclical	10.4%
Communications	10.1%
Basic Materials	4.9%
Utilities	4.9%
Diversified	0.2%

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model — Exchange Series. The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the index. The Index, established by Merrill Lynch International, seeks to provide risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	24%
U.S. Treasury Bill	57%
Swap Agreements	14%
Short Euro Futures Contracts	9%
Total Exposure	104%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents used for cash management purposes.

Largest Equity Holdings

Company	% of Net Assets
BHP Billiton Ltd. (ADR)	0.4%
Exxon Mobil Corp.	0.4%
Apple, Inc.	0.3%
Novartis AG (ADR)	0.3%
Siemens AG (ADR)	0.3%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Index
U.S. Treasury	57.1%
Financials	7.4%
Consumer, Non-cyclical	5.5%
Foreign Currency: Euro	5.0%
Energy	4.3%
Industrials	4.0%
Technology	3.9%
Consumer, Cyclical	3.6%
Basic Materials	3.3%
Communications	3.1%

ProShares RAFI® Long/Short (Ticker: RALS)

ProShares RAFI® Long/Short seeks investment results, before fees and expenses, that track the performance of the RAFI® U.S. Equity Long/Short Index. The Fund takes positions in securities and/or derivatives that, in combination, should have similar return characteristics as the index. The Index seeks to utilize the Research Affiliates Fundamental Index (RAFI®) weighting methodology to identify opportunities which are implemented through both long and short equity positions.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements (Long)	13%
Swap Agreements (Short)	-103%
Futures Contracts	—
Net Exposure	0%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AT&T, Inc.	2.0%
ConocoPhillips	1.8%
Chevron Corp.	1.8%
Verizon Communications, Inc.	1.7%
Pfizer, Inc.	1.3%

RAFI U.S. Equity Index – Composition

% of Index
Consumer, Non-cyclical	21.2%
Financials	18.5%
Energy	11.9%
Consumer, Cyclical	11.7%
Industrials	10.0%
Communications	9.7%
Technology	7.1%
Utilities	6.3%
Basic Materials	3.5%
Diversified	0.1%

XL :: ProShares Trust :: Allocation of Portfolio Holdings & Index Composition :: November 30, 2011 (Unaudited)

Expense Examples

Expense Examples (Unaudited) :: ProShares Trust :: XLI

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2011.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2011.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$898.40	$4.51	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$903.40	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$833.40	$4.22	0.92%
Hypothetical	$1,000.00	$1,020.40	$4.65	0.92%
Ultra Russell3000
Actual	$1,000.00	$807.60	$4.29	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MidCap400
Actual	$1,000.00	$732.90	$4.12	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra SmallCap600
Actual	$1,000.00	$759.10	$4.18	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$698.80	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

XLII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro QQQ®
Actual	$1,000.00	$795.80	$4.27	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$812.20	$4.30	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro S&P500®
Actual	$1,000.00	$709.30	$4.06	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro MidCap400
Actual	$1,000.00	$565.40	$3.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Russell2000
Actual	$1,000.00	$509.80	$3.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$779.80	$4.23	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$855.50	$4.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$739.10	$4.13	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$747.70	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$695.40	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$695.70	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$641.00	$3.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$825.50	$4.34	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$917.60	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLIII

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Consumer Services
Actual	$1,000.00	$886.30	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Financials
Actual	$1,000.00	$636.40	$3.89	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$845.50	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Industrials
Actual	$1,000.00	$756.10	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$790.90	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$749.00	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra KBW Regional Banking
Actual	$1,000.00	$749.30	$4.15	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$789.10	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$890.50	$4.49	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Telecommunications
Actual	$1,000.00	$655.70	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$1,069.50	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$654.10	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$631.10	$3.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Europe
Actual	$1,000.00	$597.40	$3.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

XLIV :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MSCI Pacific ex-Japan
Actual	$1,000.00	$690.60	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Brazil
Actual	$1,000.00	$580.10	$3.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra FTSE China 25
Actual	$1,000.00	$610.50	$3.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$821.20	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra MSCI Mexico Investable Market
Actual	$1,000.00	$729.60	$4.11	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,184.00	$5.19	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,498.50	$5.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra High Yield
Actual	$1,000.00	$928.10	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Investment Grade Corporate
Actual	$1,000.00	$1,021.00	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short QQQ®
Actual	$1,000.00	$977.20	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$987.30	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P500®
Actual	$1,000.00	$1,015.00	$4.53	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
Short MidCap400
Actual	$1,000.00	$1,043.20	$4.85	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short SmallCap600
Actual	$1,000.00	$1,004.10	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLV

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short Russell2000
Actual	$1,000.00	$1,035.30	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort QQQ®
Actual	$1,000.00	$916.90	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Dow30SM
Actual	$1,000.00	$943.20	$4.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort S&P500®
Actual	$1,000.00	$988.70	$4.47	0.90%
Hypothetical	$1,000.00	$1,020.50	$4.55	0.90%
UltraShort Russell3000
Actual	$1,000.00	$999.10	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MidCap400
Actual	$1,000.00	$1,022.30	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$930.80	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000
Actual	$1,000.00	$984.40	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short QQQ®
Actual	$1,000.00	$822.30	$4.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$869.80	$4.44	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$920.80	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$935.00	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$853.80	$4.40	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell1000 Value
Actual	$1,000.00	$1,029.10	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

XLVI :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Russell1000 Growth
Actual	$1,000.00	$962.40	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell MidCap Value
Actual	$1,000.00	$1,054.30	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell MidCap Growth
Actual	$1,000.00	$1,024.50	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Value
Actual	$1,000.00	$992.80	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Russell2000 Growth
Actual	$1,000.00	$968.00	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Basic Materials
Actual	$1,000.00	$1,077.00	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Financials
Actual	$1,000.00	$1,082.20	$4.95	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Oil & Gas
Actual	$1,000.00	$994.80	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Real Estate
Actual	$1,000.00	$1,030.70	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short KBW Regional Banking
Actual	$1,000.00	$948.60	$4.63	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Basic Materials
Actual	$1,000.00	$1,063.30	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$955.40	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$962.80	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$936.20	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

Expense Examples (Unaudited) :: ProShares Trust :: XLVII

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort Financials
Actual	$1,000.00	$1,075.00	$4.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Health Care
Actual	$1,000.00	$1,020.90	$4.80	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Industrials
Actual	$1,000.00	$1,010.20	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$922.70	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Real Estate
Actual	$1,000.00	$988.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Semiconductors
Actual	$1,000.00	$982.80	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Technology
Actual	$1,000.00	$914.40	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Telecommunications
Actual	$1,000.00	$1,265.30	$5.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort Utilities
Actual	$1,000.00	$836.70	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE
Actual	$1,000.00	$1,098.50	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,096.20	$4.98	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short FTSE China 25
Actual	$1,000.00	$1,110.30	$5.01	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,125.70	$5.05	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,114.50	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

XLVIII :: ProShares Trust :: Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort MSCI Europe
Actual	$1,000.00	$1,071.30	$4.92	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Pacific ex-Japan
Actual	$1,000.00	$1,028.40	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Brazil
Actual	$1,000.00	$1,243.90	$5.33	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort FTSE China 25
Actual	$1,000.00	$1,142.30	$5.09	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,027.60	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort MSCI Mexico Investable Market
Actual	$1,000.00	$1,001.00	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 7-10 Year Treasury
Actual	$1,000.00	$906.10	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$776.80	$4.22	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short High Yield
Actual	$1,000.00	$998.00	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Investment Grade Corporate
Actual	$1,000.00	$970.90	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 3-7 Year Treasury
Actual	$1,000.00	$909.20	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$820.40	$4.32	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$589.80	$3.74	0.94%
Hypothetical	$1,000.00	$1,020.30	$4.75	0.94%
UltraShort TIPS
Actual	$1,000.00	$844.50	$4.38	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Expense Examples (Unaudited) :: ProShares Trust :: XLIX

	Beginning Account Value	Ending Account Value 11/30/11	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Credit Suisse 130/30
Actual	$1,000.00	$916.90	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Hedge Replication ETF (a)
Actual	$1,000.00	$973.70	$3.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
RAFI® Long/Short
Actual	$1,000.00	$920.40	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)  The Fund commenced operations on July 12, 2011. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 141 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

L :: ProShares Trust :: Expense Examples (Unaudited)

Schedule of Portfolio Investments

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 1

  Ultra QQQ®  QLD

Shares		Value
	Common Stocks (a) — 58.7%
	Consumer Discretionary — 9.3%
76,847	Amazon.com, Inc.*	$14,776,910
23,240	Apollo Group, Inc., Class A*	1,126,675
42,198	Bed Bath & Beyond, Inc.*	2,553,401
353,752	Comcast Corp., Class A	8,019,558
24,856	Ctrip.com International Ltd. (ADR)*	676,083
124,985	DIRECTV, Class A*	5,901,792
20,655	Dollar Tree, Inc.*	1,683,176
42,095	Expedia, Inc.	1,170,872
32,857	Garmin Ltd.	1,202,238
96,949	Liberty Interactive Corp., Class A*	1,576,391
58,048	Mattel, Inc.	1,672,363
8,894	Netflix, Inc.*	573,930
309,525	News Corp., Class A	5,398,116
23,014	O'Reilly Automotive, Inc.*	1,777,601
8,426	priceline.com, Inc.*	4,094,109
19,800	Ross Stores, Inc.	1,763,982
18,097	Sears Holdings Corp.*	1,091,792
668,557	Sirius XM Radio, Inc.*	1,203,402
120,059	Staples, Inc.	1,730,050
126,307	Starbucks Corp.	5,491,828
26,667	Urban Outfitters, Inc.*	719,476
53,207	Virgin Media, Inc.	1,179,067
21,153	Wynn Resorts Ltd.	2,550,206
		67,933,018
	Consumer Staples — 1.3%
74,117	Costco Wholesale Corp.	6,322,180
25,917	Green Mountain Coffee Roasters, Inc.*	1,358,828
29,996	Whole Foods Market, Inc.	2,042,728
		9,723,736
	Health Care — 6.4%
31,239	Alexion Pharmaceuticals, Inc.*	2,144,870
156,439	Amgen, Inc.	9,059,382
41,061	Biogen Idec, Inc.*	4,719,962
77,671	Celgene Corp.*	4,899,487
28,619	Cerner Corp.*	1,745,187
23,926	DENTSPLY International, Inc.	863,968
82,648	Express Scripts, Inc.*	3,772,881
130,600	Gilead Sciences, Inc.*	5,204,410
15,645	Henry Schein, Inc.*	1,006,599
21,049	Illumina, Inc.*	585,583
6,616	Intuitive Surgical, Inc.*	2,872,733
30,550	Life Technologies Corp.*	1,183,201
72,162	Mylan, Inc.*	1,409,324
39,600	QIAGEN N.V.*	590,436
118,424	Teva Pharmaceutical Industries Ltd. (ADR)	4,690,775

Shares		Value
	Common Stocks (a) (continued)
35,227	Vertex Pharmaceuticals, Inc.*	$1,021,231
43,012	Warner Chilcott plc, Class A*	676,149
		46,446,178
	Industrials — 1.5%
27,917	C.H. Robinson Worldwide, Inc.	1,912,594
35,904	Expeditors International of Washington, Inc.	1,562,183
49,961	Fastenal Co.	2,080,876
17,782	Joy Global, Inc.	1,623,141
61,878	PACCAR, Inc.	2,510,390
14,578	Stericycle, Inc.*	1,181,110
		10,870,294
	Information Technology — 39.3%
193,467	Activision Blizzard, Inc.	2,402,860
83,607	Adobe Systems, Inc.*	2,292,504
31,213	Akamai Technologies, Inc.*	902,368
54,850	Altera Corp.	2,066,200
156,947	Apple, Inc.*	59,985,143
223,045	Applied Materials, Inc.	2,404,425
38,734	Autodesk, Inc.*	1,319,667
82,897	Automatic Data Processing, Inc.	4,235,208
45,909	Baidu, Inc. (ADR)*	6,013,620
29,714	BMC Software, Inc.*	1,059,601
81,428	Broadcom Corp., Class A*	2,470,933
85,440	CA, Inc.	1,811,328
35,143	Check Point Software Technologies Ltd.*	1,944,814
931,126	Cisco Systems, Inc.	17,356,189
31,875	Citrix Systems, Inc.*	2,275,556
51,406	Cognizant Technology Solutions Corp., Class A*	3,462,194
308,855	Dell, Inc.*	4,867,555
218,174	eBay, Inc.*	6,455,769
55,855	Electronic Arts, Inc.*	1,295,277
13,666	F5 Networks, Inc.*	1,544,668
14,611	First Solar, Inc.*	699,282
23,963	Fiserv, Inc.*	1,381,707
123,834	Flextronics International Ltd.*	739,289
27,041	FLIR Systems, Inc.	726,321
43,037	Google, Inc., Class A*	25,795,947
14,252	Infosys Ltd. (ADR)	735,688
888,941	Intel Corp.	22,143,520
51,464	Intuit, Inc.	2,739,943
28,271	KLA-Tencor Corp.	1,303,293
20,956	Lam Research Corp.*	854,376
38,583	Linear Technology Corp.	1,181,797
103,504	Marvell Technology Group Ltd.*	1,461,477
49,909	Maxim Integrated Products, Inc.	1,280,166
32,266	Microchip Technology, Inc.	1,126,406

See accompanying notes to the financial statements.

2 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  QLD  Ultra QQQ®

Shares		Value
	Common Stocks (a) (continued)
169,964	Micron Technology, Inc.*	$1,018,084
1,418,356	Microsoft Corp.	36,281,547
63,042	NetApp, Inc.*	2,321,837
102,205	NVIDIA Corp.*	1,597,464
856,390	Oracle Corp.	26,847,827
61,399	Paychex, Inc.	1,787,325
284,363	QUALCOMM, Inc.	15,583,092
88,200	Research In Motion Ltd.*	1,575,252
40,499	SanDisk Corp.*	1,997,006
71,025	Seagate Technology plc	1,214,528
126,924	Symantec Corp.*	2,075,207
28,170	VeriSign, Inc.	945,949
44,889	Xilinx, Inc.	1,468,319
213,748	Yahoo!, Inc.*	3,357,981
		286,406,509
	Materials — 0.2%
20,667	Sigma-Aldrich Corp.	1,339,428
	Telecommunication Services — 0.7%
28,967	NII Holdings, Inc.*	666,531
152,137	Vodafone Group plc (ADR)	4,130,519
		4,797,050
	Total Common Stocks (Cost $457,334,834)	427,516,213
Principal Amount
	U.S. Government & Agency Securities (a) — 8.2%
	Federal Home Loan Bank
$441,876	0.00%, due 12/01/11	441,876
	U.S. Treasury Bills
39,018,000	0.00%, due 12/01/11	39,018,000
20,381,000	0.00%, due 03/01/12	20,380,742
	Total U.S. Government & Agency Securities (Cost $59,840,618)	59,840,618

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.5%
$178,171,645	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $178,172,127	$178,171,645
	Total Repurchase Agreements (Cost $178,171,645)	178,171,645
	Total Investment Securities (Cost $695,347,097) — 91.4%	665,528,476
	Other assets less liabilities — 8.6%	62,581,167
	Net Assets — 100.0%	$728,109,643

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $218,411,326.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,688,609
Aggregate gross unrealized depreciation	(36,746,046)
Net unrealized depreciation	$(32,057,437)
Federal income tax cost of investments	$697,585,913

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,129	12/16/11	$97,646,585	$6,270,980

Cash collateral in the amount of $7,355,695 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 3

  Ultra QQQ®  QLD

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$91,046,006	$(2,879,536)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	160,610,998	(5,040,599)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	30,302,893	(951,023)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	117,921,331	(1,705,950)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	97,035,377	(2,336,395)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	23,832,075	1,772,191
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	339,436,369	13,022,297
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	70,882,178	15,921,336
		$17,802,321

See accompanying notes to the financial statements.

4 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  DDM  Ultra Dow30SM

Shares		Value
	Common Stocks (a) — 56.4%
	Consumer Discretionary — 6.0%
99,374	Home Depot, Inc. (The)	$3,897,448
99,374	McDonald's Corp.	9,492,205
99,374	Walt Disney Co. (The)	3,562,558
		16,952,211
	Consumer Staples — 8.0%
99,374	Coca-Cola Co. (The)	6,680,914
99,374	Kraft Foods, Inc., Class A	3,592,370
99,374	Procter & Gamble Co. (The)	6,416,579
99,374	Wal-Mart Stores, Inc.	5,853,129
		22,542,992
	Energy — 6.5%
99,374	Chevron Corp.	10,217,635
99,374	Exxon Mobil Corp.	7,993,644
		18,211,279
	Financials — 5.0%
99,374	American Express Co.	4,773,927
99,374	Bank of America Corp.	540,595
99,374	JPMorgan Chase & Co.	3,077,613
99,374	Travelers Cos., Inc. (The)	5,589,787
		13,981,922
	Health Care — 4.3%
99,374	Johnson & Johnson	6,431,485
99,374	Merck & Co., Inc.	3,552,621
99,374	Pfizer, Inc.	1,994,436
		11,978,542
	Industrials — 12.1%
99,374	3M Co.	8,053,269
99,374	Boeing Co. (The)	6,826,000
99,374	Caterpillar, Inc.	9,726,727
99,374	General Electric Co.	1,581,040
99,374	United Technologies Corp.	7,612,049
		33,799,085
	Information Technology — 10.1%
99,374	Cisco Systems, Inc.	1,852,332
99,374	Hewlett-Packard Co.	2,777,503
99,374	Intel Corp.	2,475,406
99,374	International Business Machines Corp.	18,682,312
99,374	Microsoft Corp.	2,541,987
		28,329,540
	Materials — 2.0%
99,374	Alcoa, Inc.	995,728
99,374	E.I. du Pont de Nemours & Co.	4,742,127
		5,737,855

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.4%
99,374	AT&T, Inc.	$2,879,858
99,374	Verizon Communications, Inc.	3,749,381
		6,629,239
	Total Common Stocks (Cost $165,268,611)	158,162,665
Principal Amount
	U.S. Government & Agency Securities (a) — 14.1%
	Federal Home Loan Bank
$187,221	0.00%, due 12/01/11	187,221
	U.S. Treasury Bills
21,795,000	0.00%, due 12/01/11	21,794,998
17,524,000	0.00%, due 03/01/12	17,523,779
	Total U.S. Government & Agency Securities (Cost $39,505,998)	39,505,998
	Repurchase Agreements (a)(b) — 27.5%
76,965,768	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $76,965,977	76,965,768
	Total Repurchase Agreements (Cost $76,965,768)	76,965,768
	Total Investment Securities (Cost $281,740,377) — 98.0%	274,634,431
	Other assets less liabilities — 2.0%	5,516,149
	Net Assets — 100.0%	$280,150,580

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $78,741,377.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,490,942
Aggregate gross unrealized depreciation	(9,596,888)
Net unrealized depreciation	$(7,105,946)
Federal income tax cost of investments	$281,740,377

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 5

  Ultra Dow30SM  DDM

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	838	12/16/11	$50,367,990	$3,912,331

Cash collateral in the amount of $3,595,020 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$75,855,010	$121,015
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	109,420,535	202,426
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	26,299,123	48,653
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	18,823,408	(25,330)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	86,784,051	(446,738)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	12,846,024	1,070,666
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	21,765,582	4,344,038
		$5,314,730

See accompanying notes to the financial statements.

6 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SSO  Ultra S&P500®

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 69.9%
69,199	3M Co. (Industrials)	0.4%	$5,607,887
151,775	Abbott Laboratories (Health Care)	0.5%	8,279,326
201,981	Altria Group, Inc. (Consumer Staples)	0.4%	5,794,835
35,407	Amazon.com, Inc.* (Consumer Discretionary)	0.4%	6,808,412
101,273	American Express Co. (Financials)	0.3%	4,865,155
85,522	Amgen, Inc. (Health Care)	0.3%	4,952,579
90,409	Apple, Inc.* (Information Technology)	2.2%	34,554,320
577,927	AT&T, Inc. (Telecommunication Services)	1.1%	16,748,325
988,361	Bank of America Corp. (Financials)	0.3%	5,376,684
171,495	Berkshire Hathaway, Inc., Class B* (Financials)	0.9%	13,506,946
72,258	Boeing Co. (The) (Industrials)	0.3%	4,963,402
166,337	Bristol-Myers Squibb Co. (Health Care)	0.3%	5,442,547
63,007	Caterpillar, Inc. (Industrials)	0.4%	6,167,125
195,337	Chevron Corp. (Energy)	1.3%	20,084,550
536,405	Cisco Systems, Inc. (Information Technology)	0.6%	9,998,589
284,544	Citigroup, Inc. (Financials)	0.5%	7,819,269
223,923	Coca-Cola Co. (The) (Consumer Staples)	1.0%	15,054,343
268,092	Comcast Corp., Class A (Consumer Discretionary)	0.4%	6,077,646
133,897	ConocoPhillips (Energy)	0.6%	9,549,534
131,112	CVS Caremark Corp. (Consumer Staples)	0.3%	5,092,390
474,162	Exxon Mobil Corp. (Energy)	2.4%	38,141,591
1,033,773	General Electric Co. (Industrials)	1.0%	16,447,328
24,586	Google, Inc., Class A* (Information Technology)	0.9%	14,736,602
202,300	Hewlett-Packard Co. (Information Technology)	0.4%	5,654,285
152,526	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	5,982,070
512,077	Intel Corp. (Information Technology)	0.8%	12,755,838

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
116,447	International Business Machines Corp. (Information Technology)	1.4%	$21,892,036
267,253	Johnson & Johnson (Health Care)	1.1%	17,296,614
380,269	JPMorgan Chase & Co. (Financials)	0.7%	11,776,931
172,245	Kraft Foods, Inc., Class A (Consumer Staples)	0.4%	6,226,657
100,624	McDonald's Corp. (Consumer Discretionary)	0.6%	9,611,605
300,462	Merck & Co., Inc. (Health Care)	0.7%	10,741,516
727,198	Microsoft Corp. (Information Technology)	1.2%	18,601,725
79,244	Occidental Petroleum Corp. (Energy)	0.5%	7,837,232
385,300	Oracle Corp. (Information Technology)	0.8%	12,079,155
154,317	PepsiCo, Inc. (Consumer Staples)	0.6%	9,876,288
760,879	Pfizer, Inc. (Health Care)	1.0%	15,270,842
171,318	Philip Morris International, Inc. (Consumer Staples)	0.8%	13,061,284
267,979	Procter & Gamble Co. (The) (Consumer Staples)	1.1%	17,303,404
163,806	QUALCOMM, Inc. (Information Technology)	0.6%	8,976,569
131,597	Schlumberger Ltd. (Energy)	0.6%	9,913,202
47,617	Union Pacific Corp. (Industrials)	0.3%	4,924,074
95,622	United Parcel Service, Inc., Class B (Industrials)	0.4%	6,860,878
88,651	United Technologies Corp. (Industrials)	0.4%	6,790,667
104,944	UnitedHealth Group, Inc. (Health Care)	0.3%	5,118,119
276,054	Verizon Communications, Inc. (Telecommunication Services)	0.7%	10,415,517
171,418	Wal-Mart Stores, Inc. (Consumer Staples)	0.6%	10,096,520
180,994	Walt Disney Co. (The) (Consumer Discretionary)	0.4%	6,488,635
514,920	Wells Fargo & Co. (Financials)	0.8%	13,315,831
16,040,050	Other Common Stocks	35.5%	563,455,619
	Total Common Stocks (Cost $1,180,188,603)		1,108,392,498

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 7

  Ultra S&P500®  SSO

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 7.4%
	Federal Home Loan Bank
$747,139	0.00%, due 12/01/11	$747,139
	U.S. Treasury Bills
60,280,000	0.00%, due 12/01/11	60,280,000
56,577,000	0.00%, due 03/01/12	56,576,285
	Total U.S. Government & Agency Securities (Cost $117,603,424)	117,603,424
	Repurchase Agreements (a)(b) — 17.4%
276,834,116	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $276,834,867	276,834,116
	Total Repurchase Agreements (Cost $276,834,116)	276,834,116
	Total Investment Securities (Cost $1,574,626,143) — 94.7%	1,502,830,038
	Other assets less liabilities — 5.3%	83,612,052
	Net Assets — 100.0%	$1,586,442,090

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $450,110,161.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,669,780
Aggregate gross unrealized depreciation	(100,780,979)
Net unrealized depreciation	$(73,111,199)
Federal income tax cost of investments	$1,575,941,237

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	4,185	12/16/11	$260,620,875	$16,711,581

Cash collateral in the amount of $16,003,110 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,006,795,881	$(9,216,134)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	119,596,590	14,861,379
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	121,943,986	(1,018,100)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	277,747,326	(1,987,638)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	66,931,094	(329,136)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	22,064,787	(201,204)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	188,757,032	568,261
		$2,677,428

See accompanying notes to the financial statements.

8 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SSO  Ultra S&P500®

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	7.4%
Consumer Staples	8.0%
Energy	8.8%
Financials	9.3%
Health Care	8.1%
Industrials	7.5%
Information Technology	13.6%
Materials	2.5%
Telecommunication Services	2.1%
Utilities	2.6%
Other[1]	30.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 9

  Ultra Russell3000  UWC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 12.8%
47	3M Co. (Industrials)	0.1%	$3,809
102	Abbott Laboratories (Health Care)	0.1%	5,564
138	Altria Group, Inc. (Consumer Staples)	0.1%	3,959
24	Amazon.com, Inc.* (Consumer Discretionary)	0.1%	4,615
69	American Express Co. (Financials)	0.0%	3,315
58	Amgen, Inc. (Health Care)	0.0%	3,359
61	Apple, Inc.* (Information Technology)	0.3%	23,314
390	AT&T, Inc. (Telecommunication Services)	0.1%	11,302
667	Bank of America Corp. (Financials)	0.0%	3,628
115	Berkshire Hathaway, Inc., Class B* (Financials)	0.1%	9,057
49	Boeing Co. (The) (Industrials)	0.0%	3,366
112	Bristol-Myers Squibb Co. (Health Care)	0.1%	3,665
42	Caterpillar, Inc. (Industrials)	0.1%	4,111
132	Chevron Corp. (Energy)	0.2%	13,572
362	Cisco Systems, Inc. (Information Technology)	0.1%	6,748
191	Citigroup, Inc. (Financials)	0.1%	5,249
130	Coca-Cola Co. (The) (Consumer Staples)	0.1%	8,740
182	Comcast Corp., Class A (Consumer Discretionary)	0.1%	4,126
93	ConocoPhillips (Energy)	0.1%	6,633
89	CVS Caremark Corp. (Consumer Staples)	0.0%	3,457
324	Exxon Mobil Corp. (Energy)	0.4%	26,063
698	General Electric Co. (Industrials)	0.1%	11,105
17	Google, Inc., Class A* (Information Technology)	0.1%	10,190
131	Hewlett-Packard Co. (Information Technology)	0.1%	3,661
105	Home Depot, Inc. (The) (Consumer Discretionary)	0.1%	4,118
349	Intel Corp. (Information Technology)	0.1%	8,694
80	International Business Machines Corp. (Information Technology)	0.2%	15,040
180	Johnson & Johnson (Health Care)	0.2%	11,650
262	JPMorgan Chase & Co. (Financials)	0.1%	8,114
109	Kraft Foods, Inc., Class A (Consumer Staples)	0.1%	3,940
68	McDonald's Corp. (Consumer Discretionary)	0.1%	6,495

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
203	Merck & Co., Inc. (Health Care)	0.1%	$7,257
488	Microsoft Corp. (Information Technology)	0.2%	12,483
53	Occidental Petroleum Corp. (Energy)	0.1%	5,242
253	Oracle Corp. (Information Technology)	0.1%	7,932
104	PepsiCo, Inc. (Consumer Staples)	0.1%	6,656
520	Pfizer, Inc. (Health Care)	0.1%	10,436
117	Philip Morris International, Inc. (Consumer Staples)	0.1%	8,920
184	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	11,881
110	QUALCOMM, Inc. (Information Technology)	0.1%	6,028
89	Schlumberger Ltd. (Energy)	0.1%	6,704
32	Union Pacific Corp. (Industrials)	0.0%	3,309
48	United Parcel Service, Inc., Class B (Industrials)	0.0%	3,444
60	United Technologies Corp. (Industrials)	0.1%	4,596
71	UnitedHealth Group, Inc. (Health Care)	0.0%	3,463
186	Verizon Communications, Inc. (Telecommunication Services)	0.1%	7,018
117	Wal-Mart Stores, Inc. (Consumer Staples)	0.1%	6,891
124	Walt Disney Co. (The) (Consumer Discretionary)	0.1%	4,445
324	Wells Fargo & Co. (Financials)	0.1%	8,379
19,919	Other Common Stocks	7.7%	553,364
	Total Common Stocks (Cost $915,958)		919,107
No. of Rights
	Rights — 0.0%
6	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	0.0%	—
	Total Rights (Cost $—)		—
No. of Warrants
	Warrants — 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

10 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UWC  Ultra Russell3000

Principal Amount		Value
	U.S. Government & Agency Security (a) —0.1%
	Federal Home Loan Bank
$7,835	0.00%, due 12/01/11	$7,835
	Total U.S. Government & Agency Security (Cost $7,835)	7,835
	Repurchase Agreements (a)(b) — 49.9%
3,584,674	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,584,684	3,584,674
	Total Repurchase Agreements (Cost $3,584,674)	3,584,674
	Total Investment Securities (Cost $4,508,467) — 62.8%	4,511,616
	Other assets less liabilities — 37.2%	2,668,613
	Net Assets — 100.0%	$7,180,229

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $0 or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,386,826.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,277
Aggregate gross unrealized depreciation	(6,181)
Net unrealized appreciation	$3,096
Federal income tax cost of investments	$4,508,520

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$3,347,171	$(83,366)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	811,680	13,645
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	2,995,104	170,980
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	623,139	(11,949)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	1,727,777	224,073
Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	800,941	88,469
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,135,297	524,759
		$926,611

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 11

  Ultra Russell3000  UWC

Ultra Russell3000 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:
Consumer Discretionary	1.5%
Consumer Staples	1.2%
Energy	1.5%
Financials	1.9%
Health Care	1.5%
Industrials	1.4%
Information Technology	2.4%
Materials	0.5%
Telecommunication Services	0.4%
Utilities	0.5%
Other[1]	87.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

12 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  MVV  Ultra MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.5%
9,035	Advance Auto Parts, Inc. (Consumer Discretionary)	0.3%	$625,403
6,375	Affiliated Managers Group, Inc.* (Financials)	0.3%	602,884
11,253	Albemarle Corp. (Materials)	0.3%	613,626
6,240	Alliance Data Systems Corp.* (Information Technology)	0.3%	639,038
13,607	Alliant Energy Corp. (Utilities)	0.3%	574,352
19,806	AMETEK, Inc. (Industrials)	0.4%	848,489
11,317	ANSYS, Inc.* (Information Technology)	0.4%	701,314
18,744	Avnet, Inc.* (Information Technology)	0.3%	558,384
13,442	BorgWarner, Inc.* (Consumer Discretionary)	0.4%	886,097
17,595	Church & Dwight Co., Inc. (Consumer Staples)	0.4%	778,579
10,486	Cimarex Energy Co. (Energy)	0.4%	703,401
14,954	Dollar Tree, Inc.* (Consumer Discretionary)	0.6%	1,218,601
9,260	Donaldson Co., Inc. (Industrials)	0.3%	632,921
8,430	Energizer Holdings, Inc.* (Consumer Staples)	0.3%	609,320
5,758	Equinix, Inc.* (Information Technology)	0.3%	575,915
6,658	Everest Re Group Ltd. (Financials)	0.3%	584,106
7,693	Federal Realty Investment Trust (REIT) (Financials)	0.4%	680,292
6,499	Fossil, Inc.* (Consumer Discretionary)	0.3%	582,245
6,426	Gardner Denver, Inc. (Industrials)	0.3%	550,837
15,762	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.4%	826,402
9,454	Hansen Natural Corp.* (Consumer Staples)	0.4%	871,659
11,320	Henry Schein, Inc.* (Health Care)	0.4%	728,329
25,760	HollyFrontier Corp. (Energy)	0.3%	598,920
32,131	Hologic, Inc.* (Health Care)	0.3%	565,827
13,086	Informatica Corp.* (Information Technology)	0.3%	588,281
13,474	Kansas City Southern* (Industrials)	0.5%	916,636
15,178	Lam Research Corp.* (Information Technology)	0.3%	618,807
16,175	Macerich Co. (The) (REIT) (Financials)	0.4%	810,368

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,915	Mettler-Toledo International, Inc.* (Health Care)	0.3%	$625,617
10,133	National Fuel Gas Co. (Utilities)	0.3%	587,207
53,637	New York Community Bancorp, Inc. (Financials)	0.3%	645,790
12,700	NSTAR (Utilities)	0.3%	577,723
13,314	Oceaneering International, Inc. (Energy)	0.3%	633,214
12,024	OGE Energy Corp. (Utilities)	0.3%	636,791
11,382	Perrigo Co. (Health Care)	0.6%	1,114,298
13,828	PetSmart, Inc. (Consumer Discretionary)	0.3%	667,201
17,299	Plains Exploration & Production Co.* (Energy)	0.3%	615,498
8,290	PVH Corp. (Consumer Discretionary)	0.3%	562,808
12,636	Rackspace Hosting, Inc.* (Information Technology)	0.3%	548,150
6,754	Ralcorp Holdings, Inc.* (Consumer Staples)	0.3%	549,235
14,925	Rayonier, Inc. (REIT) (Financials)	0.3%	606,552
10,485	SL Green Realty Corp. (REIT) (Financials)	0.4%	690,332
7,812	SM Energy Co. (Energy)	0.3%	620,976
15,305	Southern Union Co. (Energy)	0.3%	630,872
8,750	Tractor Supply Co. (Consumer Discretionary)	0.3%	632,013
15,049	Trimble Navigation Ltd.* (Information Technology)	0.3%	648,311
26,855	UDR, Inc. (REIT) (Financials)	0.3%	631,093
12,731	VeriFone Systems, Inc.* (Information Technology)	0.3%	558,254
25,506	Vertex Pharmaceuticals, Inc.* (Health Care)	0.4%	739,419
3,797,283	Other Common Stocks	49.8%	98,785,088
	Total Common Stocks (Cost $135,828,847)		131,797,475
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$74,236	0.00%, due 12/01/11		74,236
	Total U.S. Government & Agency Security (Cost $74,236)		74,236

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 13

  Ultra MidCap400  MVV

Principal Amount		Value
	Repurchase Agreements (a)(b) — 23.9%
$47,384,659	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $47,384,787	$47,384,659
	Total Repurchase Agreements (Cost $47,384,659)	47,384,659
	Total Investment Securities (Cost $183,287,742) — 90.4%	179,256,370
	Other assets less liabilities — 9.6%	19,000,621
	Net Assets — 100.0%	$198,256,991

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $59,289,863.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,187,969
Aggregate gross unrealized depreciation	(6,360,308)
Net unrealized depreciation	$(4,172,339)
Federal income tax cost of investments	$183,428,709

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	190	12/16/11	$16,784,600	$987,354

Cash collateral in the amount of $1,112,669 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$64,811,714	$(986,995)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	7,504,119	1,151,245
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	79,504,775	(2,934,214)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	16,228,926	(529,928)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	10,963,121	(167,727)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	24,605,504	(376,445)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	44,282,095	(671,231)
		$(4,515,295)

See accompanying notes to the financial statements.

14 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  MVV  Ultra MidCap400

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.6%
Consumer Staples	2.8%
Energy	4.6%
Financials	12.8%
Health Care	6.9%
Industrials	10.9%
Information Technology	10.2%
Materials	4.5%
Telecommunication Services	0.3%
Utilities	3.9%
Other[1]	33.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 15

  Ultra SmallCap600  SAA

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.7%
3,315	Align Technology, Inc.* (Health Care)	0.2%	$81,217
1,345	Anixter International, Inc.* (Information Technology)	0.2%	82,596
7,462	BioMed Realty Trust, Inc. (REIT) (Financials)	0.4%	132,898
1,775	Bristow Group, Inc. (Energy)	0.2%	81,757
4,324	Brunswick Corp. (Consumer Discretionary)	0.2%	80,513
2,452	Carter's, Inc.* (Consumer Discretionary)	0.3%	97,516
1,847	Casey's General Stores, Inc. (Consumer Staples)	0.3%	98,593
2,443	Centene Corp.* (Health Care)	0.3%	94,569
2,447	CLARCOR, Inc. (Industrials)	0.3%	118,484
4,234	Colonial Properties Trust (REIT) (Financials)	0.2%	84,003
2,161	CommVault Systems, Inc.* (Information Technology)	0.3%	107,250
2,966	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	114,399
5,682	Darling International, Inc.* (Consumer Staples)	0.2%	81,650
3,248	EMCOR Group, Inc. (Industrials)	0.2%	83,246
2,265	Entertainment Properties Trust (REIT) (Financials)	0.3%	101,246
4,576	Extra Space Storage, Inc. (REIT) (Financials)	0.3%	110,282
2,131	Hain Celestial Group, Inc. (The)* (Consumer Staples)	0.2%	79,571
3,296	Healthspring, Inc.* (Health Care)	0.5%	180,028
4,114	HMS Holdings Corp.* (Health Care)	0.3%	124,778
2,838	Kilroy Realty Corp. (REIT) (Financials)	0.3%	102,423
4,131	LaSalle Hotel Properties (REIT) (Financials)	0.3%	96,707
1,479	Lufkin Industries, Inc. (Energy)	0.3%	103,648
1,803	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.3%	103,348
2,229	Moog, Inc., Class A* (Industrials)	0.3%	93,217
4,907	National Retail Properties, Inc. (REIT) (Financials)	0.3%	129,839
2,012	New Jersey Resources Corp. (Utilities)	0.3%	95,188
2,287	Old Dominion Freight Line, Inc.* (Industrials)	0.2%	88,758

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,494	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	$115,197
2,450	Post Properties, Inc. (REIT) (Financials)	0.3%	97,975
1,485	ProAssurance Corp. (Financials)	0.3%	118,221
3,025	Questcor Pharmaceuticals, Inc.* (Health Care)	0.4%	135,974
3,648	Regeneron Pharmaceuticals, Inc.* (Health Care)	0.6%	216,764
2,218	Robbins & Myers, Inc. (Industrials)	0.3%	117,998
2,868	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	126,594
1,053	SEACOR Holdings, Inc. (Energy)	0.3%	91,369
1,458	South Jersey Industries, Inc. (Utilities)	0.2%	81,910
2,227	Southwest Gas Corp. (Utilities)	0.2%	90,038
2,608	Stifel Financial Corp.* (Financials)	0.2%	82,674
4,171	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	118,248
1,786	Teledyne Technologies, Inc.* (Industrials)	0.3%	101,231
1,489	Toro Co. (The) (Industrials)	0.2%	84,084
1,742	TreeHouse Foods, Inc.* (Consumer Staples)	0.3%	114,850
2,454	UIL Holdings Corp. (Utilities)	0.2%	85,497
2,354	United Natural Foods, Inc.* (Consumer Staples)	0.2%	90,229
2,045	Viasat, Inc.* (Information Technology)	0.3%	96,769
3,454	ViroPharma, Inc.* (Health Care)	0.2%	82,931
2,393	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	88,158
3,453	World Fuel Services Corp. (Energy)	0.4%	148,030
1,876	Wright Express Corp.* (Information Technology)	0.3%	98,452
977,920	Other Common Stocks	46.9%	17,440,563
	Total Common Stocks (Cost $21,376,268)		22,571,480
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$28,459	0.00%, due 12/01/11		28,459
	Total U.S. Government & Agency Security (Cost $28,459)		28,459

See accompanying notes to the financial statements.

16 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SAA  Ultra SmallCap600

Principal Amount		Value
	Repurchase Agreements (a)(b) — 28.7%
$10,673,433	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $10,673,462	$10,673,433
	Total Repurchase Agreements (Cost $10,673,433)	10,673,433
	Total Investment Securities (Cost $32,078,160) — 89.5%	33,273,372
	Other assets less liabilities — 10.5%	3,921,759
	Net Assets — 100.0%	$37,195,131

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $14,544,806.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,227,956
Aggregate gross unrealized depreciation	(3,908,965)
Net unrealized depreciation	$(681,009)
Federal income tax cost of investments	$33,954,381

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$24,913,020	$6,031
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	5,325,621	1,289
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	8,419,526	(411,238)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	437,945	(22)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	581,836	(1)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	12,136,614	408
		$(403,533)

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.0%
Consumer Staples	2.6%
Energy	2.8%
Financials	11.7%
Health Care	7.6%
Industrials	9.3%
Information Technology	11.7%
Materials	2.9%
Telecommunication Services	0.4%
Utilities	2.7%
Other[1]	39.3%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 17

  Ultra Russell2000  UWM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 69.9%
7,862	Acuity Brands, Inc. (Industrials)	0.1%	$395,065
11,735	ADTRAN, Inc. (Information Technology)	0.1%	387,607
6,514	Alaska Air Group, Inc.* (Industrials)	0.2%	452,202
12,339	American Campus Communities, Inc. (REIT) (Financials)	0.2%	485,416
9,359	Berry Petroleum Co., Class A (Energy)	0.1%	410,673
23,830	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	424,412
9,143	CLARCOR, Inc. (Industrials)	0.2%	442,704
8,503	Clean Harbors, Inc.* (Industrials)	0.2%	509,925
11,078	Cleco Corp. (Utilities)	0.1%	400,359
16,265	Coeur d'Alene Mines Corp.* (Materials)	0.2%	476,077
8,005	CommVault Systems, Inc.* (Information Technology)	0.1%	397,288
14,327	Complete Production Services, Inc.* (Energy)	0.2%	499,582
10,875	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	419,449
6,230	Dril-Quip, Inc.* (Energy)	0.2%	443,140
13,678	Energy XXI Bermuda Ltd.* (Energy)	0.1%	430,036
17,053	Extra Space Storage, Inc. (REIT) (Financials)	0.1%	410,977
7,210	Genesee & Wyoming, Inc., Class A* (Industrials)	0.1%	440,315
13,849	Hancock Holding Co. (Financials)	0.1%	422,879
12,318	Healthspring, Inc.* (Health Care)	0.2%	672,809
7,567	HEICO Corp. (Industrials)	0.2%	449,026
17,777	Hexcel Corp.* (Industrials)	0.2%	443,003
15,399	HMS Holdings Corp.* (Health Care)	0.2%	467,052
8,727	Home Properties, Inc. (REIT) (Financials)	0.2%	479,723
15,666	Jack Henry & Associates, Inc. (Information Technology)	0.2%	520,268
5,522	Lufkin Industries, Inc. (Energy)	0.1%	386,982
64,678	MFA Financial, Inc. (REIT) (Financials)	0.2%	444,985
17,311	National Retail Properties, Inc. (REIT) (Financials)	0.2%	458,049
12,409	Netlogic Microsystems, Inc.* (Information Technology)	0.2%	613,253
8,267	Nicor, Inc. (Utilities)	0.2%	463,944
9,960	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.2%	475,490
11,497	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	507,018

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
21,629	Parametric Technology Corp.* (Information Technology)	0.2%	$450,532
13,043	Piedmont Natural Gas Co., Inc. (Utilities)	0.1%	430,028
5,562	ProAssurance Corp. (Financials)	0.2%	442,791
9,655	Questcor Pharmaceuticals, Inc.* (Health Care)	0.1%	433,992
11,554	Rent-A-Center, Inc. (Consumer Discretionary)	0.1%	415,366
9,612	Rosetta Resources, Inc.* (Energy)	0.2%	522,316
10,608	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	468,237
8,355	Signature Bank/NY* (Financials)	0.2%	488,183
12,267	Sotheby's (Consumer Discretionary)	0.1%	385,306
15,158	SuccessFactors, Inc.* (Information Technology)	0.1%	388,045
15,590	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	441,977
6,448	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	425,117
6,834	Triumph Group, Inc. (Industrials)	0.1%	406,555
8,000	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	405,520
7,722	WellCare Health Plans, Inc.* (Health Care)	0.2%	451,351
9,294	WGL Holdings, Inc. (Utilities)	0.1%	398,434
11,165	Woodward, Inc. (Industrials)	0.2%	472,726
12,869	World Fuel Services Corp. (Energy)	0.2%	551,694
13,501,547	Other Common Stocks	62.2%	178,027,976
	Total Common Stocks (Cost $219,370,834)		200,235,854
No. of Rights
	Rights — 0.0% ‡
30,588	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	0.0%	523
1,946	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	0.0%	211
	Total Rights (Cost $—)		734
No. of Warrants
	Warrants — 0.0%
1,514	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

18 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UWM  Ultra Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 4.1%
	Federal Home Loan Bank
$88,282	0.00%, due 12/01/11	$88,282
	U.S. Treasury Bills
4,396,000	0.00%, due 12/01/11	4,396,000
2,000,000	0.00%, due 02/23/12	2,000,000
5,326,000	0.00%, due 03/01/12	5,325,933
	Total U.S. Government & Agency Securities (Cost $11,810,215)	11,810,215
	Repurchase Agreements (a)(b) — 17.2%
49,194,780	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $49,194,914	49,194,780
	Total Repurchase Agreements (Cost $49,194,780)	49,194,780
	Total Investment Securities (Cost $280,375,829) — 91.2%	261,241,583
	Other assets less liabilities — 8.8%	25,198,649
	Net Assets — 100.0%	$286,440,232

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $734 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $87,944,136.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,431,582
Aggregate gross unrealized depreciation	(24,866,450)
Net unrealized depreciation	$(19,434,868)
Federal income tax cost of investments	$280,676,451

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	360	12/16/11	$26,517,600	$2,500,208

Cash collateral in the amount of $2,412,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$66,519,091	$(1,632,927)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	61,743,232	(569,553)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	28,721,426	(264,942)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	83,187,230	(1,914,519)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	28,425,754	440,349
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	25,130,414	333,263
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	52,379,059	8,025,255
		$4,416,926

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 19

  Ultra Russell2000  UWM

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.1%
Consumer Staples	2.5%
Energy	4.9%
Financials	15.1%
Health Care	8.8%
Industrials	10.9%
Information Technology	12.1%
Materials	3.2%
Telecommunication Services	0.6%
Utilities	2.7%
Other[1]	30.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

20 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TQQQ  UltraPro QQQ®

Shares		Value
	Common Stocks (a) — 61.8%
	Consumer Discretionary — 9.8%
22,631	Amazon.com, Inc.*	$4,351,715
6,845	Apollo Group, Inc., Class A*	331,846
12,425	Bed Bath & Beyond, Inc.*	751,837
104,179	Comcast Corp., Class A	2,361,738
7,320	Ctrip.com International Ltd. (ADR)*	199,104
36,807	DIRECTV, Class A*	1,738,026
6,083	Dollar Tree, Inc.*	495,704
12,393	Expedia, Inc.	344,711
9,676	Garmin Ltd.	354,045
28,554	Liberty Interactive Corp., Class A*	464,288
17,093	Mattel, Inc.	492,449
2,621	Netflix, Inc.*	169,133
91,156	News Corp., Class A	1,589,761
6,779	O'Reilly Automotive, Inc.*	523,610
2,480	priceline.com, Inc.*	1,205,007
5,831	Ross Stores, Inc.	519,484
5,329	Sears Holdings Corp.*	321,499
196,887	Sirius XM Radio, Inc.*	354,397
35,355	Staples, Inc.	509,465
37,196	Starbucks Corp.	1,617,282
7,852	Urban Outfitters, Inc.*	211,847
15,667	Virgin Media, Inc.	347,181
6,229	Wynn Resorts Ltd.	750,968
		20,005,097
	Consumer Staples — 1.4%
21,825	Costco Wholesale Corp.	1,861,672
7,634	Green Mountain Coffee Roasters, Inc.*	400,251
8,833	Whole Foods Market, Inc.	601,527
		2,863,450
	Health Care — 6.7%
9,201	Alexion Pharmaceuticals, Inc.*	631,741
46,067	Amgen, Inc.	2,667,740
12,093	Biogen Idec, Inc.*	1,390,090
22,874	Celgene Corp.*	1,442,892
8,432	Cerner Corp.*	514,183
7,045	DENTSPLY International, Inc.	254,395
24,338	Express Scripts, Inc.*	1,111,030
38,462	Gilead Sciences, Inc.*	1,532,711
4,605	Henry Schein, Inc.*	296,286
6,197	Illumina, Inc.*	172,400
1,948	Intuitive Surgical, Inc.*	845,841
8,997	Life Technologies Corp.*	348,454
21,255	Mylan, Inc.*	415,110
11,660	QIAGEN N.V.*	173,851
34,872	Teva Pharmaceutical Industries Ltd. (ADR)	1,381,280

Shares		Value
	Common Stocks (a) (continued)
10,376	Vertex Pharmaceuticals, Inc.*	$300,800
12,667	Warner Chilcott plc, Class A*	199,125
		13,677,929
	Industrials — 1.6%
8,221	C.H. Robinson Worldwide, Inc.	563,221
10,574	Expeditors International of Washington, Inc.	460,075
14,710	Fastenal Co.	612,671
5,235	Joy Global, Inc.	477,851
18,220	PACCAR, Inc.	739,185
4,291	Stericycle, Inc.*	347,657
		3,200,660
	Information Technology — 41.4%
56,976	Activision Blizzard, Inc.	707,642
24,621	Adobe Systems, Inc.*	675,108
9,193	Akamai Technologies, Inc.*	265,770
16,152	Altera Corp.	608,446
46,220	Apple, Inc.*	17,665,284
65,683	Applied Materials, Inc.	708,063
11,411	Autodesk, Inc.*	388,773
24,411	Automatic Data Processing, Inc.	1,247,158
13,518	Baidu, Inc. (ADR)*	1,770,723
8,748	BMC Software, Inc.*	311,954
23,980	Broadcom Corp., Class A*	727,673
25,165	CA, Inc.	533,498
10,349	Check Point Software Technologies Ltd.*	572,714
274,211	Cisco Systems, Inc.	5,111,293
9,388	Citrix Systems, Inc.*	670,209
15,140	Cognizant Technology Solutions Corp., Class A*	1,019,679
90,956	Dell, Inc.*	1,433,466
64,249	eBay, Inc.*	1,901,128
16,451	Electronic Arts, Inc.*	381,499
4,025	F5 Networks, Inc.*	454,946
4,303	First Solar, Inc.*	205,941
7,057	Fiserv, Inc.*	406,907
36,471	Flextronics International Ltd.*	217,732
7,962	FLIR Systems, Inc.	213,859
12,675	Google, Inc., Class A*	7,597,268
4,196	Infosys Ltd. (ADR)	216,597
261,789	Intel Corp.	6,521,164
15,155	Intuit, Inc.	806,852
8,325	KLA-Tencor Corp.	383,782
6,166	Lam Research Corp.*	251,388
11,362	Linear Technology Corp.	348,018
30,480	Marvell Technology Group Ltd.*	430,377
14,698	Maxim Integrated Products, Inc.	377,004

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 21

  UltraPro QQQ®  TQQQ

Shares		Value
	Common Stocks (a) (continued)
9,504	Microchip Technology, Inc.	$331,785
50,052	Micron Technology, Inc.*	299,811
417,698	Microsoft Corp.	10,684,715
18,567	NetApp, Inc.*	683,823
30,097	NVIDIA Corp.*	470,416
252,202	Oracle Corp.	7,906,533
18,083	Paychex, Inc.	526,396
83,742	QUALCOMM, Inc.	4,589,061
25,973	Research In Motion Ltd.*	463,878
11,929	SanDisk Corp.*	588,219
20,920	Seagate Technology plc	357,732
37,379	Symantec Corp.*	611,147
8,297	VeriSign, Inc.	278,613
13,220	Xilinx, Inc.	432,426
62,946	Yahoo!, Inc.*	988,882
		84,345,352
	Materials — 0.2%
6,086	Sigma-Aldrich Corp.	394,434
	Telecommunication Services — 0.7%
8,531	NII Holdings, Inc.*	196,298
44,806	Vodafone Group plc (ADR)	1,216,483
		1,412,781
	Total Common Stocks (Cost $130,679,677)	125,899,703
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$59,836	0.00%, due 12/01/11	59,836
	Total U.S. Government & Agency Security (Cost $59,836)	59,836

Principal Amount		Value
	Repurchase Agreements (a)(b) — 19.7%
$40,079,093	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $40,079,201	$40,079,093
	Total Repurchase Agreements (Cost $40,079,093)	40,079,093
	Total Investment Securities (Cost $170,818,606) — 81.5%	166,038,632
	Other assets less liabilities — 18.5%	37,585,345
	Net Assets — 100.0%	$203,623,977

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $85,627,415.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$725,743
Aggregate gross unrealized depreciation	(5,605,580)
Net unrealized depreciation	$(4,879,837)
Federal income tax cost of investments	$170,918,469

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	823	12/16/11	$37,746,895	$971,553

Cash collateral in the amount of $2,843,465 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

See accompanying notes to the financial statements.

22 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TQQQ  UltraPro QQQ®

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$97,676,943	$(3,591,815)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	26,173,349	(821,422)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	136,876,404	(2,628,287)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	86,956,153	4,543,237
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	13,012,543	967,633
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	84,941,740	3,751,667
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	1,598,332	7,258
		$2,228,271

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 23

  UltraPro Dow30SM  UDOW

Shares		Value
	Common Stocks (a) — 61.7%
	Consumer Discretionary — 6.6%
24,341	Home Depot, Inc. (The)	$954,654
24,341	McDonald's Corp.	2,325,052
24,341	Walt Disney Co. (The)	872,625
		4,152,331
	Consumer Staples — 8.8%
24,341	Coca-Cola Co. (The)	1,636,446
24,341	Kraft Foods, Inc., Class A	879,927
24,341	Procter & Gamble Co. (The)	1,571,698
24,341	Wal-Mart Stores, Inc.	1,433,685
		5,521,756
	Energy — 7.1%
24,341	Chevron Corp.	2,502,742
24,341	Exxon Mobil Corp.	1,957,990
		4,460,732
	Financials — 5.5%
24,341	American Express Co.	1,169,342
24,341	Bank of America Corp.	132,415
24,341	JPMorgan Chase & Co.	753,841
24,341	Travelers Cos., Inc. (The)	1,369,181
		3,424,779
	Health Care — 4.7%
24,341	Johnson & Johnson	1,575,349
24,341	Merck & Co., Inc.	870,191
24,341	Pfizer, Inc.	488,524
		2,934,064
	Industrials — 13.2%
24,341	3M Co.	1,972,595
24,341	Boeing Co. (The)	1,671,983
24,341	Caterpillar, Inc.	2,382,497
24,341	General Electric Co.	387,265
24,341	United Technologies Corp.	1,864,521
		8,278,861
	Information Technology — 11.0%
24,341	Cisco Systems, Inc.	453,716
24,341	Hewlett-Packard Co.	680,331
24,341	Intel Corp.	606,334
24,341	International Business Machines Corp.	4,576,108
24,341	Microsoft Corp.	622,643
		6,939,132
	Materials — 2.2%
24,341	Alcoa, Inc.	243,897
24,341	E.I. du Pont de Nemours & Co.	1,161,552
		1,405,449

Shares		Value
	Common Stocks (a) (continued)
	Telecommunication Services — 2.6%
24,341	AT&T, Inc.	$705,402
24,341	Verizon Communications, Inc.	918,386
		1,623,788
	Total Common Stocks (Cost $39,411,395)	38,740,892
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$18,255	0.00%, due 12/01/11	18,255
	Total U.S. Government & Agency Security (Cost $18,255)	18,255
	Repurchase Agreements (a)(b) — 13.6%
8,556,904	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $8,556,926	8,556,904
	Total Repurchase Agreements (Cost $8,556,904)	8,556,904
	Total Investment Securities (Cost $47,986,554) — 75.3%	47,316,051
	Other assets less liabilities — 24.7%	15,479,548
	Net Assets — 100.0%	$62,795,599

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $24,749,569.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535,851
Aggregate gross unrealized depreciation	(1,210,276)
Net unrealized depreciation	$(674,425)
Federal income tax cost of investments	$47,990,476

See accompanying notes to the financial statements.

24 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UDOW  UltraPro Dow30SM

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	233	12/16/11	$14,004,465	$560,133

Cash collateral in the amount of $999,570 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$14,737,168	$661,790
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	23,950,842	2,465,554
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	61,031,068	1,227,307
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	28,231,584	(490,120)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones Industrial AverageSM Index	3,088,718	75,129
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	4,609,112	918,800
		$4,858,460

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 25

  UltraPro S&P500®  UPRO

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 42.2%
9,798	3M Co. (Industrials)	0.2%	$794,030
21,479	Abbott Laboratories (Health Care)	0.3%	1,171,679
28,590	Altria Group, Inc. (Consumer Staples)	0.2%	820,247
5,015	Amazon.com, Inc.* (Consumer Discretionary)	0.3%	964,334
14,337	American Express Co. (Financials)	0.2%	688,749
12,096	Amgen, Inc. (Health Care)	0.2%	700,479
12,794	Apple, Inc.* (Information Technology)	1.3%	4,889,867
81,800	AT&T, Inc. (Telecommunication Services)	0.6%	2,370,564
139,885	Bank of America Corp. (Financials)	0.2%	760,974
24,272	Berkshire Hathaway, Inc., Class B* (Financials)	0.5%	1,911,663
10,220	Boeing Co. (The) (Industrials)	0.2%	702,012
23,549	Bristol-Myers Squibb Co. (Health Care)	0.2%	770,523
8,927	Caterpillar, Inc. (Industrials)	0.2%	873,775
27,637	Chevron Corp. (Energy)	0.8%	2,841,636
75,922	Cisco Systems, Inc. (Information Technology)	0.4%	1,415,186
40,289	Citigroup, Inc. (Financials)	0.3%	1,107,142
31,695	Coca-Cola Co. (The) (Consumer Staples)	0.6%	2,130,855
37,939	Comcast Corp., Class A (Consumer Discretionary)	0.2%	860,077
18,950	ConocoPhillips (Energy)	0.4%	1,351,514
18,557	CVS Caremark Corp. (Consumer Staples)	0.2%	720,754
67,117	Exxon Mobil Corp. (Energy)	1.5%	5,398,892
146,312	General Electric Co. (Industrials)	0.6%	2,327,824
3,483	Google, Inc., Class A* (Information Technology)	0.6%	2,087,675
28,630	Hewlett-Packard Co. (Information Technology)	0.2%	800,208
21,586	Home Depot, Inc. (The) (Consumer Discretionary)	0.2%	846,603
72,476	Intel Corp. (Information Technology)	0.5%	1,805,377
16,494	International Business Machines Corp. (Information Technology)	0.8%	3,100,872
37,821	Johnson & Johnson (Health Care)	0.7%	2,447,775
53,820	JPMorgan Chase & Co. (Financials)	0.4%	1,666,805

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
24,377	Kraft Foods, Inc., Class A (Consumer Staples)	0.2%	$881,229
14,244	McDonald's Corp. (Consumer Discretionary)	0.4%	1,360,587
42,518	Merck & Co., Inc. (Health Care)	0.4%	1,520,019
102,929	Microsoft Corp. (Information Technology)	0.7%	2,632,924
11,219	Occidental Petroleum Corp. (Energy)	0.3%	1,109,559
54,546	Oracle Corp. (Information Technology)	0.4%	1,710,017
21,844	PepsiCo, Inc. (Consumer Staples)	0.4%	1,398,016
107,688	Pfizer, Inc. (Health Care)	0.6%	2,161,298
24,250	Philip Morris International, Inc. (Consumer Staples)	0.5%	1,848,820
37,925	Procter & Gamble Co. (The) (Consumer Staples)	0.7%	2,448,817
23,187	QUALCOMM, Inc. (Information Technology)	0.3%	1,270,648
18,637	Schlumberger Ltd. (Energy)	0.4%	1,403,925
6,738	Union Pacific Corp. (Industrials)	0.2%	696,777
13,534	United Parcel Service, Inc., Class B (Industrials)	0.2%	971,064
12,549	United Technologies Corp. (Industrials)	0.3%	961,253
14,858	UnitedHealth Group, Inc. (Health Care)	0.2%	724,625
39,074	Verizon Communications, Inc. (Telecommunication Services)	0.4%	1,474,262
24,264	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	1,429,150
25,605	Walt Disney Co. (The) (Consumer Discretionary)	0.3%	917,939
72,886	Wells Fargo & Co. (Financials)	0.5%	1,884,832
2,269,387	Other Common Stocks	21.4%	79,723,512
	Total Common Stocks (Cost $158,405,185)		156,857,364
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$130,146	0.00%, due 12/01/11		130,146
	Total U.S. Government & Agency Security (Cost $130,146)		130,146

See accompanying notes to the financial statements.

26 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UPRO  UltraPro S&P500®

Principal Amount		Value
	Repurchase Agreements (a)(b) — 29.5%
$109,799,738	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $109,800,036	$109,799,738
	Total Repurchase Agreements (Cost $109,799,738)	109,799,738
	Total Investment Securities (Cost $268,335,069) — 71.7%	266,787,248
	Other assets less liabilities — 28.3%	105,256,823
	Net Assets — 100.0%	$372,044,071

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $152,514,726.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,638,952
Aggregate gross unrealized depreciation	(3,205,976)
Net unrealized depreciation	$(1,567,024)
Federal income tax cost of investments	$268,354,272

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,704	12/16/11	$106,116,600	$2,869,730

Cash collateral in the amount of $6,947,765 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$59,613,373	$9,841,886
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	135,693,191	(1,242,125)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	267,623,310	(1,009,123)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	150,069,995	(41,734)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	68,185,261	9,865,785
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	18,163,498	(2,509,962)
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	56,081,977	1,726,422
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	97,689,658	(890,813)
		$15,740,336

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 27

  UltraPro S&P500®  UPRO

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	4.5%
Consumer Staples	4.8%
Energy	5.3%
Financials	5.6%
Health Care	4.9%
Industrials	4.5%
Information Technology	8.2%
Materials	1.5%
Telecommunication Services	1.3%
Utilities	1.6%
Other[1]	57.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

28 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UMDD  UltraPro MidCap400

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 19.2%
462	Advance Auto Parts, Inc. (Consumer Discretionary)	0.1%	$31,980
326	Affiliated Managers Group, Inc.* (Financials)	0.1%	30,830
576	Albemarle Corp. (Materials)	0.1%	31,409
319	Alliance Data Systems Corp.* (Information Technology)	0.1%	32,669
695	Alliant Energy Corp. (Utilities)	0.1%	29,336
1,013	AMETEK, Inc. (Industrials)	0.1%	43,397
578	ANSYS, Inc.* (Information Technology)	0.1%	35,819
958	Avnet, Inc.* (Information Technology)	0.1%	28,539
687	BorgWarner, Inc.* (Consumer Discretionary)	0.1%	45,287
900	Church & Dwight Co., Inc. (Consumer Staples)	0.1%	39,825
536	Cimarex Energy Co. (Energy)	0.1%	35,955
766	Dollar Tree, Inc.* (Consumer Discretionary)	0.2%	62,421
475	Donaldson Co., Inc. (Industrials)	0.1%	32,466
432	Energizer Holdings, Inc.* (Consumer Staples)	0.1%	31,225
296	Equinix, Inc.* (Information Technology)	0.1%	29,606
342	Everest Re Group Ltd. (Financials)	0.1%	30,004
394	Federal Realty Investment Trust (REIT) (Financials)	0.1%	34,841
332	Fossil, Inc.* (Consumer Discretionary)	0.1%	29,744
328	Gardner Denver, Inc. (Industrials)	0.0%	28,116
807	Green Mountain Coffee Roasters, Inc.* (Consumer Staples)	0.1%	42,311
483	Hansen Natural Corp.* (Consumer Staples)	0.1%	44,533
580	Henry Schein, Inc.* (Health Care)	0.1%	37,317
1,317	HollyFrontier Corp. (Energy)	0.1%	30,620
1,644	Hologic, Inc.* (Health Care)	0.1%	28,951
669	Informatica Corp.* (Information Technology)	0.1%	30,075
690	Kansas City Southern* (Industrials)	0.1%	46,941
777	Lam Research Corp.* (Information Technology)	0.1%	31,678
918	LKQ Corp.* (Consumer Discretionary)	0.0%	28,027

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
828	Macerich Co. (The) (REIT) (Financials)	0.1%	$41,483
201	Mettler-Toledo International, Inc.* (Health Care)	0.1%	32,120
519	National Fuel Gas Co. (Utilities)	0.1%	30,076
2,743	New York Community Bancorp, Inc. (Financials)	0.1%	33,026
649	NSTAR (Utilities)	0.1%	29,523
681	Oceaneering International, Inc. (Energy)	0.1%	32,388
616	OGE Energy Corp. (Utilities)	0.1%	32,623
583	Perrigo Co. (Health Care)	0.2%	57,076
708	PetSmart, Inc. (Consumer Discretionary)	0.1%	34,161
884	Plains Exploration & Production Co.* (Energy)	0.1%	31,453
423	PVH Corp. (Consumer Discretionary)	0.1%	28,718
346	Ralcorp Holdings, Inc.* (Consumer Staples)	0.0%	28,137
764	Rayonier, Inc. (REIT) (Financials)	0.1%	31,049
537	SL Green Realty Corp. (REIT) (Financials)	0.1%	35,356
399	SM Energy Co. (Energy)	0.1%	31,717
782	Southern Union Co. (Energy)	0.1%	32,234
448	Tractor Supply Co. (Consumer Discretionary)	0.1%	32,359
769	Trimble Navigation Ltd.* (Information Technology)	0.1%	33,128
1,375	UDR, Inc. (REIT) (Financials)	0.1%	32,312
650	VeriFone Systems, Inc.* (Information Technology)	0.1%	28,502
1,304	Vertex Pharmaceuticals, Inc.* (Health Care)	0.1%	37,803
193,890	Other Common Stocks	14.4%	5,050,693
	Total Common Stocks (Cost $7,125,792)		6,739,859
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$21,701	0.00%, due 12/01/11		21,701
	Total U.S. Government & Agency Security (Cost $21,701)		21,701

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 29

  UltraPro MidCap400  UMDD

Principal Amount		Value
	Repurchase Agreements (a)(b) — 50.8%
$17,776,617	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $17,776,666	$17,776,617
	Total Repurchase Agreements (Cost $17,776,617)	17,776,617
	Total Investment Securities (Cost $24,924,110) — 70.1%	24,538,177
	Other assets less liabilities — 29.9%	10,452,926
	Net Assets — 100.0%	$34,991,103

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $17,338,978.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,254
Aggregate gross unrealized depreciation	(462,870)
Net unrealized depreciation	$(390,616)
Federal income tax cost of investments	$24,928,793

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	66	12/16/11	$5,830,440	$217,851

Cash collateral in the amount of $299,339 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$7,524,996	$1,333,795
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	4,641,267	712,041
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	43,349,989	(1,364,663)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	5,422,775	850,751
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	8,187,054	334,019
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	15,966,193	(661,460)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400TM Index	7,298,351	230,769
		$1,435,252

See accompanying notes to the financial statements.

30 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UMDD  UltraPro MidCap400

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	2.8%
Consumer Staples	0.8%
Energy	1.3%
Financials	3.7%
Health Care	2.0%
Industrials	3.1%
Information Technology	3.0%
Materials	1.3%
Telecommunication Services	0.1%
Utilities	1.1%
Other[1]	80.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 31

  UltraPro Russell2000  URTY

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 73.2%
2,571	Acuity Brands, Inc. (Industrials)	0.1%	$129,193
3,839	ADTRAN, Inc. (Information Technology)	0.1%	126,802
2,126	Alaska Air Group, Inc.* (Industrials)	0.2%	147,587
4,033	American Campus Communities, Inc. (REIT) (Financials)	0.2%	158,658
3,060	Berry Petroleum Co., Class A (Energy)	0.1%	134,273
7,791	BioMed Realty Trust, Inc. (REIT) (Financials)	0.1%	138,758
2,993	CLARCOR, Inc. (Industrials)	0.2%	144,921
2,781	Clean Harbors, Inc.* (Industrials)	0.2%	166,777
3,621	Cleco Corp. (Utilities)	0.1%	130,863
5,314	Coeur d'Alene Mines Corp.* (Materials)	0.2%	155,541
2,614	CommVault Systems, Inc.* (Information Technology)	0.1%	129,733
4,684	Complete Production Services, Inc.* (Energy)	0.2%	163,331
3,557	Cubist Pharmaceuticals, Inc.* (Health Care)	0.1%	137,193
2,040	Dril-Quip, Inc.* (Energy)	0.2%	145,105
4,472	Energy XXI Bermuda Ltd.* (Energy)	0.2%	140,600
5,574	Extra Space Storage, Inc. (REIT) (Financials)	0.1%	134,333
2,353	Genesee & Wyoming, Inc., Class A* (Industrials)	0.2%	143,698
4,530	Hancock Holding Co. (Financials)	0.1%	138,324
4,021	Healthspring, Inc.* (Health Care)	0.2%	219,627
2,477	HEICO Corp. (Industrials)	0.2%	146,985
5,814	Hexcel Corp.* (Industrials)	0.2%	144,885
5,033	HMS Holdings Corp.* (Health Care)	0.2%	152,651
2,851	Home Properties, Inc. (REIT) (Financials)	0.2%	156,719
5,123	Jack Henry & Associates, Inc. (Information Technology)	0.2%	170,135
1,807	Lufkin Industries, Inc. (Energy)	0.1%	126,635
21,138	MFA Financial, Inc. (REIT) (Financials)	0.2%	145,429
5,661	National Retail Properties, Inc. (REIT) (Financials)	0.2%	149,790
4,057	Netlogic Microsystems, Inc.* (Information Technology)	0.2%	200,497
2,704	Nicor, Inc. (Utilities)	0.2%	151,748

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
3,253	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.2%	$155,298
3,759	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	165,772
7,069	Parametric Technology Corp.* (Information Technology)	0.2%	147,247
4,262	Piedmont Natural Gas Co., Inc. (Utilities)	0.2%	140,518
1,815	ProAssurance Corp. (Financials)	0.2%	144,492
3,152	Questcor Pharmaceuticals, Inc.* (Health Care)	0.2%	141,682
3,777	Rent-A-Center, Inc. (Consumer Discretionary)	0.1%	135,783
3,145	Rosetta Resources, Inc.* (Energy)	0.2%	170,899
3,465	Salix Pharmaceuticals Ltd.* (Health Care)	0.2%	152,945
2,734	Signature Bank/NY* (Financials)	0.2%	159,748
4,011	Sotheby's (Consumer Discretionary)	0.1%	125,986
4,951	SuccessFactors, Inc.* (Information Technology)	0.1%	126,746
5,100	Tanger Factory Outlet Centers (REIT) (Financials)	0.2%	144,585
2,109	TreeHouse Foods, Inc.* (Consumer Staples)	0.1%	139,046
2,234	Triumph Group, Inc. (Industrials)	0.1%	132,901
2,612	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.1%	132,402
2,527	WellCare Health Plans, Inc.* (Health Care)	0.2%	147,703
3,042	WGL Holdings, Inc. (Utilities)	0.1%	130,411
3,651	Woodward, Inc. (Industrials)	0.2%	154,583
4,205	World Fuel Services Corp. (Energy)	0.2%	180,268
4,412,993	Other Common Stocks	65.1%	58,182,881
	Total Common Stocks (Cost $67,206,272)		65,442,687
No. of Rights
	Rights — 0.0% ‡
9,426	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	0.0%	161
599	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	0.0%	65
	Total Rights (Cost $—)		226

See accompanying notes to the financial statements.

32 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  URTY  UltraPro Russell2000

No. of Warrants		Percentage of Net Assets	Value
	Warrants — 0.0%
243	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	$—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Securities (a) — 5.6%
	Federal Home Loan Bank
$12,831	0.00%, due 12/01/11		12,831
	U.S. Treasury Bills
1,718,000	0.00%, due 12/01/11		1,718,000
1,000,000	0.00%, due 02/23/12		1,000,000
2,244,000	0.00%, due 03/01/12		2,243,972
	Total U.S. Government & Agency Securities (Cost $4,974,803)		4,974,803
	Repurchase Agreements (a)(b) — 15.8%
14,124,177	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $14,124,216		14,124,177
	Total Repurchase Agreements (Cost $14,124,177)		14,124,177
	Total Investment Securities (Cost $86,305,252) — 94.6%		84,541,893
	Other assets less liabilities — 5.4%		4,840,232
	Net Assets — 100.0%		$89,382,125

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $226 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $68,923,330.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,820,967
Aggregate gross unrealized depreciation	(3,598,953)
Net unrealized depreciation	$(1,777,986)
Federal income tax cost of investments	$86,319,879

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	252	12/16/11	$18,562,320	$1,100,062

Cash collateral in the amount of $1,688,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$71,227,904	$(842,534)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	24,780,074	(228,584)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	51,541,936	(2,418,782)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	27,226,549	232,524
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	3,237,316	(112,867)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	6,123,229	929,176
		$(2,441,067)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 33

  UltraPro Russell2000  URTY

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.5%
Consumer Staples	2.6%
Energy	5.1%
Financials	15.9%
Health Care	9.2%
Industrials	11.4%
Information Technology	12.7%
Materials	3.4%
Telecommunication Services	0.6%
Utilities	2.8%
Other[1]	26.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

34 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UVG  Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 55.8%
453	Amgen, Inc. (Health Care)	0.4%	$26,233
217	Anadarko Petroleum Corp. (Energy)	0.2%	17,636
141	Apache Corp. (Energy)	0.3%	14,021
3,049	AT&T, Inc. (Telecommunication Services)	1.5%	88,360
5,218	Bank of America Corp. (Financials)	0.5%	28,386
901	Berkshire Hathaway, Inc., Class B* (Financials)	1.2%	70,963
878	Bristol-Myers Squibb Co. (Health Care)	0.5%	28,728
976	Chevron Corp. (Energy)	1.7%	100,352
2,832	Cisco Systems, Inc. (Information Technology)	0.9%	52,788
1,496	Citigroup, Inc. (Financials)	0.7%	41,110
801	Comcast Corp., Class A (Consumer Discretionary)	0.3%	18,159
728	ConocoPhillips (Energy)	0.9%	51,921
698	CVS Caremark Corp. (Consumer Staples)	0.5%	27,110
218	Devon Energy Corp. (Energy)	0.2%	14,270
296	Dominion Resources, Inc. (Utilities)	0.3%	15,280
605	Dow Chemical Co. (The) (Materials)	0.3%	16,765
686	Duke Energy Corp. (Utilities)	0.2%	14,303
352	Eli Lilly & Co. (Health Care)	0.2%	13,323
341	Exelon Corp. (Utilities)	0.3%	15,110
665	Exxon Mobil Corp. (Energy)	0.9%	53,493
5,461	General Electric Co. (Industrials)	1.5%	86,885
267	Goldman Sachs Group, Inc. (The) (Financials)	0.4%	25,595
1,023	Hewlett-Packard Co. (Information Technology)	0.5%	28,593
2,730	Intel Corp. (Information Technology)	1.2%	68,004
1,124	Johnson & Johnson (Health Care)	1.2%	72,745
2,046	JPMorgan Chase & Co. (Financials)	1.1%	63,365
851	Kraft Foods, Inc., Class A (Consumer Staples)	0.5%	30,764
670	Lowe's Cos., Inc. (Consumer Discretionary)	0.3%	16,087
1,589	Merck & Co., Inc. (Health Care)	1.0%	56,807
423	MetLife, Inc. (Financials)	0.2%	13,316
218	National Oilwell Varco, Inc. (Energy)	0.3%	15,631
250	Newmont Mining Corp. (Materials)	0.3%	17,220
1,182	News Corp., Class A (Consumer Discretionary)	0.4%	20,614

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
182	Norfolk Southern Corp. (Industrials)	0.2%	$13,748
298	Occidental Petroleum Corp. (Energy)	0.5%	29,472
4,068	Pfizer, Inc. (Health Care)	1.4%	81,645
271	PNC Financial Services Group, Inc. (Financials)	0.3%	14,691
1,341	Procter & Gamble Co. (The) (Consumer Staples)	1.5%	86,588
437	Southern Co. (The) (Utilities)	0.3%	19,189
336	Target Corp. (Consumer Discretionary)	0.3%	17,707
551	Time Warner, Inc. (Consumer Discretionary)	0.3%	19,186
992	U.S. Bancorp (Financials)	0.4%	25,713
211	Union Pacific Corp. (Industrials)	0.4%	21,820
558	UnitedHealth Group, Inc. (Health Care)	0.5%	27,214
1,128	Verizon Communications, Inc. (Telecommunication Services)	0.7%	42,559
182	Visa, Inc., Class A (Information Technology)	0.3%	17,649
973	Walt Disney Co. (The) (Consumer Discretionary)	0.6%	34,882
189	WellPoint, Inc. (Health Care)	0.2%	13,334
2,356	Wells Fargo & Co. (Financials)	1.0%	60,926
59,909	Other Common Stocks	26.0%	1,527,655
	Total Common Stocks (Cost $3,215,700)		3,277,915
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$2,347	0.00%, due 12/01/11		2,347
	Total U.S. Government & Agency Security (Cost $2,347)		2,347
	Repurchase Agreements (a)(b) — 25.0%
1,467,777	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,467,780		1,467,777
	Total Repurchase Agreements (Cost $1,467,777)		1,467,777
	Total Investment Securities (Cost $4,685,824) — 80.8%		4,748,039
	Other assets less liabilities — 19.2%		1,128,541
	Net Assets — 100.0%		$5,876,580

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 35

  Ultra Russell1000 Value  UVG

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,660,995.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,330
Aggregate gross unrealized depreciation	(216,966)
Net unrealized depreciation	$(139,636)
Federal income tax cost of investments	$4,887,675

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$182,088	$(1,752)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,997,056	(59,663)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,408,380	372,723
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,883,311	142,254
		$453,562

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	5.0%
Consumer Staples	4.5%
Energy	7.1%
Financials	13.6%
Health Care	7.0%
Industrials	5.1%
Information Technology	5.1%
Materials	1.5%
Telecommunication Services	2.6%
Utilities	4.3%
Other[1]	44.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

36 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UKF  Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 66.5%
969	3M Co. (Industrials)	0.5%	$78,528
2,254	Abbott Laboratories (Health Care)	0.8%	122,956
997	Accenture plc, Class A (Information Technology)	0.4%	57,756
2,412	Altria Group, Inc. (Consumer Staples)	0.5%	69,200
561	Amazon.com, Inc.* (Consumer Discretionary)	0.7%	107,875
982	American Express Co. (Financials)	0.3%	47,175
1,428	Apple, Inc.* (Information Technology)	3.6%	545,782
373	Biogen Idec, Inc.* (Health Care)	0.3%	42,876
1,012	Boeing Co. (The) (Industrials)	0.5%	69,514
996	Caterpillar, Inc. (Industrials)	0.7%	97,488
715	Celgene Corp.* (Health Care)	0.3%	45,102
3,052	Coca-Cola Co. (The) (Consumer Staples)	1.4%	205,186
681	Colgate-Palmolive Co. (Consumer Staples)	0.4%	62,311
1,857	Comcast Corp., Class A (Consumer Discretionary)	0.3%	42,098
675	Costco Wholesale Corp. (Consumer Staples)	0.4%	57,577
848	Danaher Corp. (Industrials)	0.3%	41,026
648	Deere & Co. (Industrials)	0.3%	51,354
1,186	DIRECTV, Class A* (Consumer Discretionary)	0.4%	56,003
1,435	E.I. du Pont de Nemours & Co. (Materials)	0.5%	68,478
3,178	EMC Corp.* (Information Technology)	0.5%	73,126
1,161	Emerson Electric Co. (Industrials)	0.4%	60,662
415	EOG Resources, Inc. (Energy)	0.3%	43,052
5,616	Exxon Mobil Corp. (Energy)	3.0%	451,751
1,463	Freeport-McMoRan Copper & Gold, Inc. (Materials)	0.4%	57,935
1,216	Gilead Sciences, Inc.* (Health Care)	0.3%	48,458
389	Google, Inc., Class A* (Information Technology)	1.5%	233,163
1,413	Halliburton Co. (Energy)	0.4%	51,998
1,489	Home Depot, Inc. (The) (Consumer Discretionary)	0.4%	58,399
1,216	Honeywell International, Inc. (Industrials)	0.4%	65,846

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,871	International Business Machines Corp. (Information Technology)	2.3%	$351,748
864	Johnson & Johnson (Health Care)	0.4%	55,918
166	Mastercard, Inc., Class A (Information Technology)	0.4%	62,175
1,603	McDonald's Corp. (Consumer Discretionary)	1.0%	153,119
1,427	Medtronic, Inc. (Health Care)	0.4%	51,986
11,463	Microsoft Corp. (Information Technology)	1.9%	293,224
828	Monsanto Co. (Materials)	0.4%	60,817
551	NIKE, Inc., Class B (Consumer Discretionary)	0.4%	52,995
5,933	Oracle Corp. (Information Technology)	1.2%	186,000
2,442	PepsiCo, Inc. (Consumer Staples)	1.0%	156,288
2,486	Philip Morris International, Inc. (Consumer Staples)	1.3%	189,533
469	Praxair, Inc. (Materials)	0.3%	47,838
2,579	QUALCOMM, Inc. (Information Technology)	0.9%	141,329
2,096	Schlumberger Ltd. (Energy)	1.0%	157,892
370	Simon Property Group, Inc. (REIT) (Financials)	0.3%	46,006
1,158	Starbucks Corp. (Consumer Discretionary)	0.3%	50,350
1,135	United Parcel Service, Inc., Class B (Industrials)	0.5%	81,436
1,337	United Technologies Corp. (Industrials)	0.7%	102,414
1,335	Walgreen Co. (Consumer Staples)	0.3%	45,016
2,083	Wal-Mart Stores, Inc. (Consumer Staples)	0.8%	122,689
122,234	Other Common Stocks	30.5%	4,598,150
	Total Common Stocks (Cost $8,054,173)		10,019,598
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$5,477	0.00%, due 12/01/11		5,477
	Total U.S. Government & Agency Security (Cost $5,477)		5,477

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 37

  Ultra Russell1000 Growth  UKF

Principal Amount		Value
	Repurchase Agreements (a)(b) — 17.2%
$2,593,337	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,593,344	$2,593,337
	Total Repurchase Agreements (Cost $2,593,337)	2,593,337
	Total Investment Securities (Cost $10,652,987) — 83.8%	12,618,412
	Other assets less liabilities — 16.2%	2,441,299
	Net Assets — 100.0%	$15,059,711

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,372,296.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,085,266
Aggregate gross unrealized depreciation	(758,781)
Net unrealized appreciation	$1,326,485
Federal income tax cost of investments	$11,291,927

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$258,721	$(2,605)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	5,948,417	(150,629)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,187,833	(12,210)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	8,902,296	970,044
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,799,273	494,891
		$1,299,491

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.5%
Consumer Staples	8.3%
Energy	7.5%
Financials	2.5%
Health Care	7.0%
Industrials	8.5%
Information Technology	18.7%
Materials	3.6%
Telecommunication Services	0.8%
Utilities	0.1%
Other[1]	33.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

38 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UVU  Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 62.5%
568	Ameriprise Financial, Inc. (Financials)	0.4%	$26,077
2,228	Annaly Capital Management, Inc. (REIT) (Financials)	0.5%	35,804
774	Aon Corp. (Financials)	0.5%	35,581
220	AvalonBay Communities, Inc. (REIT) (Financials)	0.4%	27,467
3,580	Boston Scientific Corp.* (Health Care)	0.3%	21,122
634	Cigna Corp. (Health Care)	0.4%	28,042
837	ConAgra Foods, Inc. (Consumer Staples)	0.3%	21,143
685	Consolidated Edison, Inc. (Utilities)	0.6%	40,703
1,151	Discover Financial Services (Financials)	0.4%	27,417
397	DTE Energy Co. (Utilities)	0.3%	20,902
496	Eaton Corp. (Industrials)	0.3%	22,275
763	Edison International (Utilities)	0.4%	29,993
417	Entergy Corp. (Utilities)	0.4%	29,340
640	Equity Residential (REIT) (Financials)	0.5%	35,322
2,152	Fifth Third Bancorp (Financials)	0.4%	26,018
173	Goodrich Corp. (Industrials)	0.3%	21,108
951	HCP, Inc. (REIT) (Financials)	0.5%	36,756
414	Health Care REIT, Inc. (REIT) (Financials)	0.3%	20,770
1,607	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.3%	22,739
394	Humana, Inc. (Health Care)	0.5%	34,940
807	International Paper Co. (Materials)	0.3%	22,919
1,082	Invesco Ltd. (Financials)	0.3%	21,911
1,408	Liberty Interactive Corp., Class A* (Consumer Discretionary)	0.3%	22,894
274	Liberty Media Corp. - Liberty Capital, Class A* (Consumer Discretionary)	0.3%	20,864
316	Lorillard, Inc. (Consumer Staples)	0.5%	35,272
294	M&T Bank Corp. (Financials)	0.3%	21,456
874	Macy's, Inc. (Consumer Discretionary)	0.4%	28,256
1,285	Marsh & McLennan Cos., Inc. (Financials)	0.5%	38,794

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
391	Mead Johnson Nutrition Co. (Consumer Staples)	0.4%	$29,466
611	Motorola Mobility Holdings, Inc.* (Information Technology)	0.3%	23,829
384	Murphy Oil Corp. (Energy)	0.3%	21,473
330	Noble Energy, Inc. (Energy)	0.5%	32,469
740	Nucor Corp. (Materials)	0.4%	29,178
1,352	PPL Corp. (Utilities)	0.6%	40,587
690	Progress Energy, Inc. (Utilities)	0.5%	37,522
1,454	Progressive Corp. (The) (Financials)	0.4%	27,422
1,075	ProLogis, Inc. (REIT) (Financials)	0.4%	29,906
558	SanDisk Corp.* (Information Technology)	0.4%	27,515
561	Sempra Energy (Utilities)	0.4%	29,839
1,522	Spectra Energy Corp. (Energy)	0.6%	44,777
394	Stanley Black & Decker, Inc. (Industrials)	0.4%	25,779
1,670	Staples, Inc. (Consumer Discretionary)	0.4%	24,065
1,258	SunTrust Banks, Inc. (Financials)	0.3%	22,808
1,336	Valero Energy Corp. (Energy)	0.4%	29,753
204	VF Corp. (Consumer Discretionary)	0.4%	28,293
384	Vornado Realty Trust (REIT) (Financials)	0.4%	28,589
1,134	Xcel Energy, Inc. (Utilities)	0.4%	29,813
3,282	Xerox Corp. (Information Technology)	0.4%	26,748
450	Zimmer Holdings, Inc.* (Health Care)	0.3%	22,747
144,165	Other Common Stocks	43.0%	3,050,108
	Total Common Stocks (Cost $4,684,222)		4,438,571
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$4,584	0.00%, due 12/01/11		4,584
	Total U.S. Government & Agency Security (Cost $4,584)		4,584

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 39

  Ultra Russell MidCap Value  UVU

Principal Amount		Value
	Repurchase Agreements (a)(b) — 28.1%
$1,991,815	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,991,820	$1,991,815
	Total Repurchase Agreements (Cost $1,991,815)	1,991,815
	Total Investment Securities (Cost $6,680,621) — 90.7%	6,434,970
	Other assets less liabilities — 9.3%	661,304
	Net Assets — 100.0%	$7,096,274

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,431,588.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,902
Aggregate gross unrealized depreciation	(661,847)
Net unrealized depreciation	$(414,945)
Federal income tax cost of investments	$6,849,915

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$34,000	$(450)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	3,301,320	(92,636)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,156,325	(69,679)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,262,907	(23,981)
		$(186,746)

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	7.0%
Consumer Staples	4.3%
Energy	4.3%
Financials	19.0%
Health Care	3.8%
Industrials	6.6%
Information Technology	5.2%
Materials	2.9%
Telecommunication Services	0.5%
Utilities	8.9%
Other[1]	37.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

40 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UKW  Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 53.3%
1,282	Agilent Technologies, Inc.* (Health Care)	0.4%	$48,075
677	Alexion Pharmaceuticals, Inc.* (Health Care)	0.4%	46,483
1,187	Altera Corp. (Information Technology)	0.3%	44,714
1,009	AmerisourceBergen Corp. (Health Care)	0.3%	37,484
1,104	Analog Devices, Inc. (Information Technology)	0.3%	38,485
918	Bed Bath & Beyond, Inc.* (Consumer Discretionary)	0.4%	55,548
440	Boston Properties, Inc. (REIT) (Financials)	0.3%	41,967
610	C.H. Robinson Worldwide, Inc. (Industrials)	0.3%	41,791
385	Cabot Oil & Gas Corp. (Energy)	0.2%	34,107
665	Cameron International Corp.* (Energy)	0.3%	35,903
115	Chipotle Mexican Grill, Inc.* (Consumer Discretionary)	0.3%	36,979
693	Citrix Systems, Inc.* (Information Technology)	0.4%	49,473
538	Cliffs Natural Resources, Inc. (Materials)	0.3%	36,482
381	Concho Resources, Inc.* (Energy)	0.3%	38,717
835	CONSOL Energy, Inc. (Energy)	0.3%	34,770
1,070	Crown Castle International Corp.* (Telecommunication Services)	0.3%	45,282
1,026	Discovery Communications, Inc., Class A* (Consumer Discretionary)	0.3%	43,071
450	Dollar Tree, Inc.* (Consumer Discretionary)	0.3%	36,671
1,105	Ecolab, Inc. (Materials)	0.5%	63,007
2,666	El Paso Corp. (Energy)	0.5%	66,677
782	Expeditors International of Washington, Inc. (Industrials)	0.2%	34,025
299	F5 Networks, Inc.* (Information Technology)	0.2%	33,796
1,086	Fastenal Co. (Industrials)	0.3%	45,232
642	Fluor Corp. (Industrials)	0.3%	35,194
885	FMC Technologies, Inc.* (Energy)	0.4%	46,339
692	H. J. Heinz Co. (Consumer Staples)	0.3%	36,434

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,115	Intuit, Inc. (Information Technology)	0.5%	$59,363
145	Intuitive Surgical, Inc.* (Health Care)	0.5%	62,960
386	Joy Global, Inc. (Industrials)	0.3%	35,234
1,021	Liberty Global, Inc., Class A* (Consumer Discretionary)	0.3%	40,217
919	Limited Brands, Inc. (Consumer Discretionary)	0.3%	38,901
924	McGraw-Hill Cos., Inc. (The) (Consumer Discretionary)	0.3%	39,455
2,212	NVIDIA Corp.* (Information Technology)	0.3%	34,574
1,036	Omnicom Group, Inc. (Consumer Discretionary)	0.3%	44,724
508	O'Reilly Automotive, Inc.* (Consumer Discretionary)	0.3%	39,238
997	Peabody Energy Corp. (Energy)	0.3%	39,112
274	Pharmasset, Inc.* (Health Care)	0.3%	35,891
583	PPG Industries, Inc. (Materials)	0.4%	51,158
592	Range Resources Corp. (Energy)	0.3%	42,452
711	Red Hat, Inc.* (Information Technology)	0.3%	35,607
532	Rockwell Automation, Inc. (Industrials)	0.3%	39,916
433	Ross Stores, Inc. (Consumer Discretionary)	0.3%	38,576
1,789	Sara Lee Corp. (Consumer Staples)	0.2%	33,919
719	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.2%	34,282
957	T. Rowe Price Group, Inc. (Financials)	0.4%	54,319
210	W.W. Grainger, Inc. (Industrials)	0.3%	39,249
2,329	Western Union Co. (The) (Information Technology)	0.3%	40,618
570	Whole Foods Market, Inc. (Consumer Staples)	0.3%	38,817
292	Wynn Resorts Ltd. (Consumer Discretionary)	0.3%	35,204
158,260	Other Common Stocks	37.6%	4,928,998
	Total Common Stocks (Cost $6,885,984)		6,989,490

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 41

  Ultra Russell MidCap Growth  UKW

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$10,280	0.00%, due 12/01/11	$10,280
	Total U.S. Government & Agency Security (Cost $10,280)	10,280
	Repurchase Agreements (a)(b) — 39.2%
5,134,955	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,134,968	5,134,955
	Total Repurchase Agreements (Cost $5,134,955)	5,134,955
	Total Investment Securities (Cost $12,031,219) — 92.6%	12,134,725
	Other assets less liabilities — 7.4%	966,496
	Net Assets — 100.0%	$13,101,221

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,032,880.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,770
Aggregate gross unrealized depreciation	(74,660)
Net unrealized appreciation	$103,110
Federal income tax cost of investments	$12,031,615

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$120,246	$(1,808)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,311,956	(234,440)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,634,272	(148,615)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,143,490	563,670
		$178,807

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	10.7%
Consumer Staples	3.1%
Energy	5.5%
Financials	3.6%
Health Care	7.0%
Industrials	8.0%
Information Technology	9.9%
Materials	4.6%
Telecommunication Services	0.8%
Utilities	0.1%
Other[1]	46.7%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

42 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UVT  Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 64.5%
574	A. O. Smith Corp. (Industrials)	0.2%	$22,535
511	Alaska Air Group, Inc.* (Industrials)	0.3%	35,474
1,370	Alterra Capital Holdings Ltd. (Financials)	0.2%	31,442
571	American Campus Communities, Inc. (REIT) (Financials)	0.2%	22,463
658	Bill Barrett Corp.* (Energy)	0.2%	25,662
1,981	BioMed Realty Trust, Inc. (REIT) (Financials)	0.3%	35,282
548	Bristow Group, Inc. (Energy)	0.2%	25,241
921	Cleco Corp. (Utilities)	0.3%	33,285
1,264	Coeur d'Alene Mines Corp.* (Materials)	0.3%	36,997
1,260	Colonial Properties Trust (REIT) (Financials)	0.2%	24,998
701	Curtiss-Wright Corp. (Industrials)	0.2%	23,098
1,009	EMCOR Group, Inc. (Industrials)	0.2%	25,861
704	Entertainment Properties Trust (REIT) (Financials)	0.2%	31,469
460	Esterline Technologies Corp.* (Industrials)	0.2%	24,780
1,649	FirstMerit Corp. (Financials)	0.2%	24,092
635	FTI Consulting, Inc.* (Industrials)	0.2%	27,235
1,152	Hancock Holding Co. (Financials)	0.3%	35,176
1,128	Hatteras Financial Corp. (REIT) (Financials)	0.2%	30,230
1,436	HealthSouth Corp.* (Health Care)	0.2%	24,814
468	Healthspring, Inc.* (Health Care)	0.2%	25,562
1,600	Helix Energy Solutions Group, Inc.* (Energy)	0.2%	28,384
446	Iberiabank Corp. (Financials)	0.2%	22,220
748	IDACORP, Inc. (Utilities)	0.2%	30,661
1,742	Invesco Mortgage Capital, Inc. (REIT) (Financials)	0.2%	27,471
1,284	LaSalle Hotel Properties (REIT) (Financials)	0.2%	30,058
484	Magellan Health Services, Inc.* (Health Care)	0.2%	24,519
5,375	MFA Financial, Inc. (REIT) (Financials)	0.3%	36,980
619	Moog, Inc., Class A* (Industrials)	0.2%	25,887

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,440	National Retail Properties, Inc. (REIT) (Financials)	0.3%	$38,102
625	New Jersey Resources Corp. (Utilities)	0.2%	29,569
688	Nicor, Inc. (Utilities)	0.3%	38,611
1,084	Piedmont Natural Gas Co., Inc. (Utilities)	0.3%	35,739
1,308	PNM Resources, Inc. (Utilities)	0.2%	24,996
1,137	Portland General Electric Co. (Utilities)	0.2%	28,482
752	Post Properties, Inc. (REIT) (Financials)	0.2%	30,072
462	ProAssurance Corp. (Financials)	0.3%	36,780
708	Prosperity Bancshares, Inc. (Financials)	0.2%	28,313
960	Rent-A-Center, Inc. (Consumer Discretionary)	0.3%	34,512
3,731	RF Micro Devices, Inc.* (Information Technology)	0.2%	23,244
595	Robbins & Myers, Inc. (Industrials)	0.3%	31,654
756	Sensient Technologies Corp. (Materials)	0.2%	28,554
692	Southwest Gas Corp. (Utilities)	0.2%	27,978
1,407	Starwood Property Trust, Inc. (REIT) (Financials)	0.2%	25,101
504	SVB Financial Group* (Financials)	0.2%	23,708
399	Teledyne Technologies, Inc.* (Industrials)	0.2%	22,615
502	Triumph Group, Inc. (Industrials)	0.2%	29,864
763	UIL Holdings Corp. (Utilities)	0.2%	26,583
1,068	ViroPharma, Inc.* (Health Care)	0.2%	25,643
773	WGL Holdings, Inc. (Utilities)	0.3%	33,138
622,028	Other Common Stocks	53.4%	6,845,133
	Total Common Stocks (Cost $9,204,602		8,260,267
No. of Rights
	Rights — 0.0% ‡
1,681	Lexicon Pharmaceuticals, Inc.,
	expiring 12/22/11
	at $1.13*^	0.0%	29
111	Taylor Capital Group, Inc.,
	expiring 12/14/11
	at $7.91*^	0.0%	12
	Total Rights (Cost $—)		41

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 43

  Ultra Russell2000 Value  UVT

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$3,522	0.00%, due 12/01/11	$3,522
	Total U.S. Government & Agency Security (Cost $3,522)	3,522
	Repurchase Agreements (a)(b) — 22.3%
2,860,533	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,860,542	2,860,533
	Total Repurchase Agreements (Cost $2,860,533)	2,860,533
	Total Investment Securities (Cost $12,068,657) — 86.8%	11,124,363
	Other assets less liabilities — 13.2%	1,696,032
	Net Assets — 100.0%	$12,820,395

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $41 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,928,736.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,639
Aggregate gross unrealized depreciation	(2,026,685)
Net unrealized depreciation	$(1,090,046)
Federal income tax cost of investments	$12,214,409

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$60,533	$(393)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	4,824,556	(180,280)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,103,681	(7,668)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	4,595,971	512,331
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,800,081	27,296
		$351,286

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	7.5%
Consumer Staples	2.0%
Energy	3.2%
Financials	23.1%
Health Care	3.4%
Industrials	9.5%
Information Technology	7.2%
Materials	3.3%
Telecommunication Services	0.4%
Utilities	4.9%
Other[1]	35.5%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

44 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UKK  Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 60.1%
850	Acuity Brands, Inc. (Industrials)	0.2%	$42,713
1,269	ADTRAN, Inc. (Information Technology)	0.2%	41,915
1,674	Aruba Networks, Inc.* (Information Technology)	0.2%	35,321
684	athenahealth, Inc.* (Health Care)	0.2%	40,630
1,011	Berry Petroleum Co., Class A (Energy)	0.2%	44,363
745	Casey's General Stores, Inc. (Consumer Staples)	0.2%	39,768
1,212	Cepheid, Inc.* (Health Care)	0.2%	41,572
576	Chart Industries, Inc.* (Industrials)	0.2%	35,055
940	CLARCOR, Inc. (Industrials)	0.3%	45,515
919	Clean Harbors, Inc.* (Industrials)	0.3%	55,112
864	CommVault Systems, Inc.* (Information Technology)	0.2%	42,880
1,549	Complete Production Services, Inc.* (Energy)	0.3%	54,014
876	Concur Technologies, Inc.* (Information Technology)	0.2%	41,374
1,176	Cubist Pharmaceuticals, Inc.* (Health Care)	0.3%	45,358
568	Dollar Thrifty Automotive Group, Inc.* (Industrials)	0.2%	38,101
674	Dril-Quip, Inc.* (Energy)	0.3%	47,942
1,478	Energy XXI Bermuda Ltd.* (Energy)	0.3%	46,468
777	Genesee & Wyoming, Inc., Class A* (Industrials)	0.3%	47,451
721	Healthspring, Inc.* (Health Care)	0.2%	39,381
818	HEICO Corp. (Industrials)	0.3%	48,540
1,626	Hexcel Corp.* (Industrials)	0.2%	40,520
1,663	HMS Holdings Corp.* (Health Care)	0.3%	50,439
942	Home Properties, Inc. (REIT) (Financials)	0.3%	51,782
890	InterDigital, Inc. (Information Technology)	0.2%	39,124
1,694	Jack Henry & Associates, Inc. (Information Technology)	0.3%	56,258
4,106	Kodiak Oil & Gas Corp.* (Energy)	0.2%	36,461
598	Lufkin Industries, Inc. (Energy)	0.2%	41,908

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
720	Mid-America Apartment Communities, Inc. (REIT) (Financials)	0.2%	$41,270
1,340	Netlogic Microsystems, Inc.* (Information Technology)	0.4%	66,223
1,075	Nu Skin Enterprises, Inc., Class A (Consumer Staples)	0.3%	51,320
1,168	Oasis Petroleum, Inc.* (Energy)	0.2%	35,589
931	Old Dominion Freight Line, Inc.* (Industrials)	0.2%	36,132
1,243	Onyx Pharmaceuticals, Inc.* (Health Care)	0.3%	54,816
2,337	Parametric Technology Corp.* (Information Technology)	0.3%	48,680
1,381	QLIK Technologies, Inc.* (Information Technology)	0.2%	37,798
1,042	Questcor Pharmaceuticals, Inc.* (Health Care)	0.3%	46,838
1,040	Rosetta Resources, Inc.* (Energy)	0.3%	56,514
1,146	Salix Pharmaceuticals Ltd.* (Health Care)	0.3%	50,584
904	Signature Bank/NY* (Financials)	0.3%	52,821
1,118	SolarWinds, Inc.* (Information Technology)	0.2%	36,659
1,325	Sotheby's (Consumer Discretionary)	0.2%	41,618
1,637	SuccessFactors, Inc.* (Information Technology)	0.2%	41,907
1,686	Tanger Factory Outlet Centers (REIT) (Financials)	0.3%	47,798
949	United Natural Foods, Inc.* (Consumer Staples)	0.2%	36,375
727	Warnaco Group, Inc. (The)* (Consumer Discretionary)	0.2%	36,852
835	WellCare Health Plans, Inc.* (Health Care)	0.3%	48,806
974	Wolverine World Wide, Inc. (Consumer Discretionary)	0.2%	35,882
1,207	Woodward, Inc. (Industrials)	0.3%	51,104
758	Wright Express Corp.* (Information Technology)	0.2%	39,780
592,543	Other Common Stocks	48.0%	8,709,303
	Total Common Stocks (Cost $9,198,310)		10,894,634

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 45

  Ultra Russell2000 Growth  UKK

No. of Rights			Value
	Rights — 0.0% ‡
1,161	Lexicon Pharmaceuticals, Inc.,
	expiring 12/22/11
	at $1.13*^	0.0%	$20
68	Taylor Capital Group, Inc.,
	expiring 12/14/11
	at $7.91*^	0.0%	7
	Total Rights (Cost $—)		27
No. of Warrants
	Warrants — 0.0%
253	Magnum Hunter Resources Corp.,
	expiring 08/29/13
	at $10.50*^	0.0%	—
	Total Warrants (Cost $—)		—
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$5,565	0.00%, due 12/01/11		5,565
	Total U.S. Government & Agency Security (Cost $5,565)		5,565
	Repurchase Agreements (a)(b) — 20.0%
3,633,538	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,633,548		3,633,538
	Total Repurchase Agreements (Cost $3,633,538)		3,633,538
	Total Investment Securities (Cost $12,837,413) — 80.1%		14,533,764
	Other assets less liabilities — 19.9%		3,609,685
	Net Assets — 100.0%		$18,143,449

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $27 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $4,443,935.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,922,283
Aggregate gross unrealized depreciation	(900,070)
Net unrealized appreciation	$1,022,213
Federal income tax cost of investments	$13,511,551

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$254,524	$(3,019)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	7,444,883	(314,685)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,250,536	1,449,673
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	6,444,386	798,241
		$1,930,210

See accompanying notes to the financial statements.

46 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UKK  Ultra Russell2000 Growth

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	8.6%
Consumer Staples	2.5%
Energy	5.4%
Financials	4.6%
Health Care	11.9%
Industrials	9.8%
Information Technology	14.1%
Materials	2.5%
Telecommunication Services	0.6%
Utilities	0.1%
Other[1]	39.9%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 47

  Ultra Basic Materials  UYM

Shares		Value
	Common Stocks (a) — 67.2%
	Chemicals — 37.9%
11,219	A. Schulman, Inc.	$231,897
72,161	Air Products & Chemicals, Inc.	6,043,484
23,702	Airgas, Inc.	1,823,869
33,223	Albemarle Corp.	1,811,650
25,800	Ashland, Inc.	1,434,996
21,837	Cabot Corp.	724,552
20,340	Calgon Carbon Corp.*	302,659
56,938	Celanese Corp.	2,647,048
25,823	CF Industries Holdings, Inc.	3,610,055
35,048	Chemtura Corp.*	408,309
18,024	Cytec Industries, Inc.	850,012
426,413	Dow Chemical Co. (The)	11,815,904
338,912	E.I. du Pont de Nemours & Co.	16,172,881
48,052	Eastman Chemical Co.	1,903,820
109,337	Ecolab, Inc.	6,234,396
26,017	FMC Corp.	2,183,347
17,958	H.B. Fuller Co.	414,111
71,215	Huntsman Corp.	778,380
29,179	International Flavors & Fragrances, Inc.	1,583,253
19,042	Intrepid Potash, Inc.*	441,013
123,354	LyondellBasell Industries N.V., Class A	4,029,975
6,569	Minerals Technologies, Inc.	381,002
100,249	Mosaic Co. (The)	5,289,137
3,523	NewMarket Corp.	697,166
25,932	Olin Corp.	492,708
11,748	OM Group, Inc.*	267,267
57,480	PPG Industries, Inc.	5,043,870
110,340	Praxair, Inc.	11,254,680
25,074	Rockwood Holdings, Inc.*	1,117,297
47,654	RPM International, Inc.	1,124,634
18,167	Sensient Technologies Corp.	686,168
38,031	Sigma-Aldrich Corp.	2,464,789
44,138	Solutia, Inc.*	702,677
22,389	WR Grace & Co.*	932,950
		95,899,956
	Commercial Services & Supplies — 0.4%
38,844	Avery Dennison Corp.	1,018,101
	Electrical Equipment — 0.3%
14,682	Polypore International, Inc.*	720,152
	Metals & Mining — 22.1%
39,714	AK Steel Holding Corp.	335,980
386,229	Alcoa, Inc.	3,870,015
38,651	Allegheny Technologies, Inc.	1,941,053

Shares		Value
	Common Stocks (a) (continued)
29,714	Allied Nevada Gold Corp.*	$1,066,435
16,018	Carpenter Technology Corp.	867,214
53,069	Cliffs Natural Resources, Inc.	3,598,609
32,586	Coeur d'Alene Mines Corp.*	953,792
41,990	Commercial Metals Co.	587,020
11,895	Compass Minerals International, Inc.	911,752
341,956	Freeport-McMoRan Copper & Gold, Inc.	13,541,458
101,468	Hecla Mining Co.	628,087
6,071	Kaiser Aluminum Corp.	282,909
22,259	Molycorp, Inc.*	753,467
175,710	Newmont Mining Corp.	12,102,905
103,557	Nucor Corp.	4,083,252
26,970	Reliance Steel & Aluminum Co.	1,324,497
19,749	Royal Gold, Inc.	1,608,556
10,907	RTI International Metals, Inc.*	297,761
61,783	Southern Copper Corp.	1,923,305
79,333	Steel Dynamics, Inc.	1,045,609
37,438	Stillwater Mining Co.*	408,449
30,559	Titanium Metals Corp.	476,109
52,091	United States Steel Corp.	1,422,084
22,687	Walter Energy, Inc.	1,626,658
21,403	Worthington Industries, Inc.	376,479
		56,033,455
	Oil, Gas & Consumable Fuels — 4.3%
81,723	Alpha Natural Resources, Inc.*	1,961,352
77,440	Arch Coal, Inc.	1,269,242
82,037	CONSOL Energy, Inc.	3,416,021
33,174	Patriot Coal Corp.*	345,341
98,349	Peabody Energy Corp.	3,858,231
		10,850,187
	Paper & Forest Products — 2.2%
26,831	AbitibiBowater, Inc.*	403,270
14,318	Domtar Corp.	1,124,393
146,840	International Paper Co.	4,170,256
		5,697,919
	Total Common Stocks (Cost $189,984,304)	170,219,770
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$84,027	0.00%, due 12/01/11	84,027
	Total U.S. Government & Agency Security (Cost $84,027)	84,027

See accompanying notes to the financial statements.

48 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UYM  Ultra Basic Materials

Principal Amount		Value
	Repurchase Agreements (a)(b) — 21.6%
$54,539,929	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $54,540,077	$54,539,929
	Total Repurchase Agreements (Cost $54,539,929)	54,539,929
	Total Investment Securities (Cost $244,608,260) — 88.8%	224,843,726
	Other assets less liabilities — 11.2%	28,335,629
	Net Assets — 100.0%	$253,179,355

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $99,577,267.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,245,341
Aggregate gross unrealized depreciation	(24,905,688)
Net unrealized depreciation	$(20,660,347)
Federal income tax cost of investments	$245,504,073

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$44,821,805	$8,598,600
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	51,053,394	(4,522,612)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	33,099,337	6,343,058
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	10,938,185	(318,684)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	102,768,585	(3,030,951)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	92,247,133	(3,371,336)
		$3,698,075

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 49

  Ultra Nasdaq Biotechnology  BIB

Shares		Value
	Common Stocks (a) — 69.0%
	Biotechnology — 48.4%
3,633	Achillion Pharmaceuticals, Inc.*	$24,159
2,012	Acorda Therapeutics, Inc.*	46,578
2,167	Affymax, Inc.*	11,420
9,954	Alexion Pharmaceuticals, Inc.*	683,442
5,870	Alkermes plc*	89,752
2,246	Alnylam Pharmaceuticals, Inc.*	15,947
1,124	AMAG Pharmaceuticals, Inc.*	20,007
5,211	Amarin Corp. plc (ADR)*	36,373
15,005	Amgen, Inc.	868,940
3,554	Amylin Pharmaceuticals, Inc.*	38,383
1,378	Ardea Biosciences, Inc.*	25,741
5,963	Arena Pharmaceuticals, Inc.*	9,422
6,726	Ariad Pharmaceuticals, Inc.*	81,317
1,936	Arqule, Inc.*	10,861
2,004	Array Biopharma, Inc.*	4,228
4,986	Astex Pharmaceuticals, Inc.*	7,529
2,188	AVEO Pharmaceuticals, Inc.*	36,977
7,138	AVI BioPharma, Inc.*	5,211
2,272	BioCryst Pharmaceuticals, Inc.*	6,543
4,832	Biogen Idec, Inc.*	555,438
7,018	BioMarin Pharmaceutical, Inc.*	242,963
5,558	BioSante Pharmaceuticals, Inc.*	13,339
10,348	Celgene Corp.*	652,752
1,338	China Biologic Products, Inc.*	11,172
3,709	Cubist Pharmaceuticals, Inc.*	143,056
3,841	Curis, Inc.*	13,866
2,725	Cytori Therapeutics, Inc.*	7,575
7,675	Dendreon Corp.*	66,312
5,786	Dyax Corp.*	8,216
3,256	Enzon Pharmaceuticals, Inc.*	23,020
8,814	Exelixis, Inc.*	40,633
1,602	Genomic Health, Inc.*	43,558
8,540	Geron Corp.*	14,262
13,820	Gilead Sciences, Inc.*	550,727
7,661	Grifols S.A. (ADR)*	42,365
3,370	GTx, Inc.*	9,166
5,464	Halozyme Therapeutics, Inc.*	51,799
5,301	Human Genome Sciences, Inc.*	40,659
5,113	Idenix Pharmaceuticals, Inc.*	38,859
3,016	Immunogen, Inc.*	36,644
4,045	Immunomedics, Inc.*	13,591
7,479	Incyte Corp.*	102,986
4,814	InterMune, Inc.*	87,422
2,836	Ironwood Pharmaceuticals, Inc.*	34,231
5,000	Isis Pharmaceuticals, Inc.*	37,100
17,041	Lexicon Pharmaceuticals, Inc.*	19,938
1,130	Ligand Pharmaceuticals, Inc., Class B*	13,255
7,767	MannKind Corp.*	23,767
1,469	Maxygen, Inc.	8,359

Shares		Value
	Common Stocks (a) (continued)
1,833	Medivation, Inc.*	$84,226
4,783	Micromet, Inc.*	29,320
2,783	Momenta Pharmaceuticals, Inc.*	41,856
4,142	Myriad Genetics, Inc.*	88,018
1,565	Neurocrine Biosciences, Inc.*	10,235
6,066	Novavax, Inc.*	8,371
4,058	NPS Pharmaceuticals, Inc.*	23,049
2,118	Oncothyreon, Inc.*	14,784
4,512	Onyx Pharmaceuticals, Inc.*	198,979
1,789	Osiris Therapeutics, Inc.*	8,319
5,529	PDL BioPharma, Inc.	35,386
10,110	Pharmasset, Inc.*	1,324,309
1,958	Progenics Pharmaceuticals, Inc.*	13,158
2,229	QLT, Inc.*	15,336
6,811	Regeneron Pharmaceuticals, Inc.*	404,710
3,963	Rigel Pharmaceuticals, Inc.*	30,198
2,670	Sangamo Biosciences, Inc.*	8,090
3,480	Savient Pharmaceuticals, Inc.*	8,735
2,737	Sciclone Pharmaceuticals, Inc.*	12,344
5,607	Seattle Genetics, Inc.*	93,244
2,855	SIGA Technologies, Inc.*	5,996
2,840	Sinovac Biotech Ltd.*	6,702
2,860	Spectrum Pharmaceuticals, Inc.*	39,611
3	StemCells, Inc.*	5
2,687	Synta Pharmaceuticals Corp.*	11,259
1,795	Targacept, Inc.*	13,480
4,662	Theravance, Inc.*	108,811
3,466	United Therapeutics Corp.*	141,794
1,453	Vanda Pharmaceuticals, Inc.*	7,250
10,282	Vertex Pharmaceuticals, Inc.*	298,075
3,793	Vical, Inc.*	16,727
		8,072,237
	Health Care Equipment & Supplies — 0.6%
1,710	Gen-Probe, Inc.*	107,713
	Life Sciences Tools & Services — 3.6%
3,264	Affymetrix, Inc.*	14,753
5,838	Illumina, Inc.*	162,413
4,043	Life Technologies Corp.*	156,585
2,219	Luminex Corp.*	46,067
2,783	Pacific Biosciences of California, Inc.*	7,932
7,259	QIAGEN N.V.*	108,232
5,332	Sequenom, Inc.*	22,288
1,262	Techne Corp.	85,172
		603,442
	Pharmaceuticals — 16.4%
5,276	Akorn, Inc.*	56,770
2,410	Auxilium Pharmaceuticals, Inc.*	42,006
6,241	AVANIR Pharmaceuticals, Inc., Class A*	15,353

See accompanying notes to the financial statements.

50 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  BIB  Ultra Nasdaq Biotechnology

Shares		Value
	Common Stocks (a) (continued)
4,218	Cadence Pharmaceuticals, Inc.*	$18,517
3,428	Cardiome Pharma Corp.*	6,993
4,628	Columbia Laboratories, Inc.*	9,997
2,515	Depomed, Inc.*	12,248
4,432	Durect Corp.*	6,028
2,937	Endo Pharmaceuticals Holdings, Inc.*	100,534
1,709	Endocyte, Inc.*	17,586
683	Hi-Tech Pharmacal Co., Inc.*	28,358
3,871	Impax Laboratories, Inc.*	77,962
2,029	ISTA Pharmaceuticals, Inc.*	7,609
2,249	Jazz Pharmaceuticals, Inc.*	89,105
1,532	MAP Pharmaceuticals, Inc.*	21,065
2,017	Medicines Co. (The)*	38,141
15,432	Mylan, Inc.*	301,387
7,319	Nektar Therapeutics*	36,595
1,018	Obagi Medical Products, Inc.*	10,292
2,370	Optimer Pharmaceuticals, Inc.*	27,302
1,859	Pain Therapeutics, Inc.*	7,194
4,695	Perrigo Co.	459,641
3,620	Questcor Pharmaceuticals, Inc.*	162,719
1,383	Sagent Pharmaceuticals, Inc.*	28,600
3,363	Salix Pharmaceuticals Ltd.*	148,443
3,421	Santarus, Inc.*	9,955
2,263	Shire plc (ADR)	229,287
12,490	Teva Pharmaceutical Industries Ltd. (ADR)	494,729
3,812	ViroPharma, Inc.*	91,526
3,787	Vivus, Inc.*	38,362
8,099	Warner Chilcott plc, Class A*	127,316
1,872	XenoPort, Inc.*	8,948
		2,730,568
	Total Common Stocks (Cost $12,387,395)	11,513,960
No. of Rights
	Rights — 0.0% ‡
17,243	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	295
	Total Rights (Cost $—)	295

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$3,782	0.00%, due 12/01/11	$3,782
	Total U.S. Government & Agency Security (Cost $3,782)	3,782
	Repurchase Agreements (a)(b) — 19.9%
3,316,243	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,316,253	3,316,243
	Total Repurchase Agreements (Cost $3,316,243)	3,316,243
	Total Investment Securities (Cost $15,707,420) — 88.9%	14,834,280
	Other assets less liabilities — 11.1%	1,858,210
	Net Assets — 100.0%	$16,692,490

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $295 or 0.00% of net assets.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,556,619.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,305,091
Aggregate gross unrealized depreciation	(2,184,988)
Net unrealized depreciation	$(879,897)
Federal income tax cost of investments	$15,714,177

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 51

  Ultra Nasdaq Biotechnology  BIB

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$3,691,762	$219,890
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	6,472,394	231,964
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	1,856,379	360,427
Equity Index Swap Agreement with UBS AG, based on the NASDAQ Biotechnology Index®	9,819,435	(516,991)
		$295,290

See accompanying notes to the financial statements.

52 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UGE  Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 59.4%
	Auto Components — 2.1%
515	BorgWarner, Inc.*	$33,949
293	Cooper Tire & Rubber Co.	3,926
688	Dana Holding Corp.*	8,572
671	Gentex Corp.	19,781
1,150	Goodyear Tire & Rubber Co. (The)*	16,088
3,198	Johnson Controls, Inc.	100,673
489	Lear Corp.	20,504
284	Tenneco, Inc.*	8,225
489	TRW Automotive Holdings Corp.*	15,971
243	Visteon Corp.*	13,596
		241,285
	Automobiles — 2.6%
17,540	Ford Motor Co.*	185,924
2,718	General Motors Co.*	57,866
1,112	Harley-Davidson, Inc.	40,888
257	Tesla Motors, Inc.*	8,414
224	Thor Industries, Inc.	5,421
		298,513
	Beverages — 12.1%
723	Beam, Inc.	37,972
87	Brown-Forman Corp., Class A	6,724
417	Brown-Forman Corp., Class B	33,281
10,018	Coca-Cola Co. (The)	673,510
1,501	Coca-Cola Enterprises, Inc.	39,206
881	Constellation Brands, Inc., Class A*	17,153
1,021	Dr. Pepper Snapple Group, Inc.	37,297
332	Hansen Natural Corp.*	30,610
750	Molson Coors Brewing Co., Class B	30,443
7,486	PepsiCo, Inc.	479,104
		1,385,300
	Chemicals — 1.7%
2,516	Monsanto Co.	184,800
199	Scotts Miracle-Gro Co. (The), Class A	8,774
		193,574
	Commercial Services & Supplies — 0.1%
273	Herman Miller, Inc.	5,894
175	HNI Corp.	4,585
		10,479
	Distributors — 0.6%
742	Genuine Parts Co.	43,407
687	LKQ Corp.*	20,974
229	Pool Corp.	6,985
		71,366

Shares		Value
	Common Stocks (a) (continued)
	Food Products — 10.3%
2,903	Archer-Daniels-Midland Co.	$87,438
693	Bunge Ltd.	43,313
934	Campbell Soup Co.	30,448
214	Chiquita Brands International, Inc.*	1,778
1,951	ConAgra Foods, Inc.	49,282
362	Corn Products International, Inc.	18,820
549	Darling International, Inc.*	7,889
865	Dean Foods Co.*	8,788
103	Diamond Foods, Inc.	2,858
647	Flowers Foods, Inc.	12,791
186	Fresh Del Monte Produce, Inc.	4,667
2,848	General Mills, Inc.	113,778
569	Green Mountain Coffee Roasters, Inc.*	29,833
1,514	H. J. Heinz Co.	79,712
172	Hain Celestial Group, Inc. (The)*	6,423
729	Hershey Co. (The)	42,049
679	Hormel Foods Corp.	20,445
538	J.M. Smucker Co. (The)	40,877
1,158	Kellogg Co.	56,927
7,705	Kraft Foods, Inc., Class A	278,536
93	Lancaster Colony Corp.	6,547
563	McCormick & Co., Inc. (Non-Voting)	27,418
962	Mead Johnson Nutrition Co.	72,496
258	Ralcorp Holdings, Inc.*	20,981
2,604	Sara Lee Corp.	49,372
728	Smithfield Foods, Inc.*	17,829
132	Tootsie Roll Industries, Inc.	3,183
168	TreeHouse Foods, Inc.*	11,076
1,448	Tyson Foods, Inc., Class A	29,163
		1,174,717
	Household Durables — 1.8%
1,306	D.R. Horton, Inc.	15,554
326	Harman International Industries, Inc.	13,464
434	Jarden Corp.	13,515
673	Leggett & Platt, Inc.	15,062
732	Lennar Corp., Class A	13,476
172	MDC Holdings, Inc.	3,070
260	Mohawk Industries, Inc.*	14,186
1,381	Newell Rubbermaid, Inc.	21,129
26	NVR, Inc.*	17,416
1,588	PulteGroup, Inc.*	9,703
207	Ryland Group, Inc. (The)	3,113
316	Tempur-Pedic International, Inc.*	17,257
704	Toll Brothers, Inc.*	14,298
285	Tupperware Brands Corp.	16,604
358	Whirlpool Corp.	17,564
		205,411

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 53

  Ultra Consumer Goods  UGE

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 11.1%
673	Church & Dwight Co., Inc.	$29,780
628	Clorox Co. (The)	40,795
2,289	Colgate-Palmolive Co.	209,444
326	Energizer Holdings, Inc.*	23,563
1,848	Kimberly-Clark Corp.	132,077
12,930	Procter & Gamble Co. (The)	834,890
74	WD-40 Co.	3,064
		1,273,613
	Leisure Equipment & Products — 0.8%
417	Brunswick Corp.	7,765
1,263	Eastman Kodak Co.*	1,364
568	Hasbro, Inc.	20,340
1,614	Mattel, Inc.	46,499
300	Polaris Industries, Inc.	18,030
		93,998
	Machinery — 0.8%
236	Briggs & Stratton Corp.	3,556
88	Middleby Corp.*	8,033
273	Snap-on, Inc.	14,005
788	Stanley Black & Decker, Inc.	51,559
318	WABCO Holdings, Inc.*	14,949
		92,102
	Personal Products — 1.3%
2,027	Avon Products, Inc.	34,459
561	Estee Lauder Cos., Inc. (The), Class A	66,187
557	Herbalife Ltd.	30,802
276	Nu Skin Enterprises, Inc., Class A	13,176
		144,624
	Software — 0.6%
1,992	Activision Blizzard, Inc.	24,741
1,573	Electronic Arts, Inc.*	36,478
409	Take-Two Interactive Software, Inc.*	5,705
568	TiVo, Inc.*	5,612
		72,536
	Textiles, Apparel & Luxury Goods — 4.3%
238	Carter's, Inc.*	9,465
1,360	Coach, Inc.	85,122
421	Crocs, Inc.*	6,530
181	Deckers Outdoor Corp.*	19,719

Shares		Value
	Common Stocks (a) (continued)
252	Fossil, Inc.*	$22,577
454	Hanesbrands, Inc.*	11,182
344	Iconix Brand Group, Inc.*	5,938
404	Jones Group, Inc. (The)	4,383
1,774	NIKE, Inc., Class B	170,623
290	PVH Corp.	19,688
290	Ralph Lauren Corp.	41,139
181	Skechers U.S.A., Inc., Class A*	2,436
184	Steven Madden Ltd.*	6,562
186	Under Armour, Inc., Class A*	15,127
408	VF Corp.	56,586
203	Warnaco Group, Inc. (The)*	10,290
232	Wolverine World Wide, Inc.	8,547
		495,914
	Tobacco — 9.2%
9,800	Altria Group, Inc.	281,162
651	Lorillard, Inc.	72,665
8,266	Philip Morris International, Inc.	630,200
1,591	Reynolds American, Inc.	66,599
111	Universal Corp.	5,259
		1,055,885
	Total Common Stocks (Cost $6,852,350)	6,809,317
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$1,836	0.00%, due 12/01/11	1,836
	Total U.S. Government & Agency Security (Cost $1,836)	1,836
	Repurchase Agreements (a)(b) — 16.0%
1,833,801	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,833,805	1,833,801
	Total Repurchase Agreements (Cost $1,833,801)	1,833,801
	Total Investment Securities (Cost $8,687,987) — 75.4%	8,644,954
	Other assets less liabilities — 24.6%	2,814,306
	Net Assets — 100.0%	$11,459,260

See accompanying notes to the financial statements.

54 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UGE  Ultra Consumer Goods

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $4,198,913.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$226,605
Aggregate gross unrealized depreciation	(526,800)
Net unrealized depreciation	$(300,195)
Federal income tax cost of investments	$8,945,149

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$1,166,140	$498,264
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	1,956,324	697
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	1,700,520	(17,256)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer GoodsSM Index	10,149,836	1,004,148
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	718,290	423,762
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	436,479	3,236
		$1,912,851
See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 55

  Ultra Consumer Services  UCC

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 20.0%
336	Amazon.com, Inc.* (Internet & Catalog Retail)	0.8%	$64,610
255	AmerisourceBergen Corp. (Health Care Providers & Services)	0.1%	9,473
24	AutoZone, Inc.* (Specialty Retail)	0.1%	7,881
237	Bed Bath & Beyond, Inc.* (Specialty Retail)	0.2%	14,341
330	Cardinal Health, Inc. (Health Care Providers & Services)	0.2%	14,012
390	Carnival Corp. (Hotels, Restaurants & Leisure)	0.2%	12,948
594	CBS Corp., Class B (Media)	0.2%	15,468
30	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	0.1%	9,647
1,983	Comcast Corp., Class A (Media)	0.6%	44,955
618	Comcast Corp., Special, Class A (Media)	0.2%	13,819
417	Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	35,570
1,278	CVS Caremark Corp. (Food & Staples Retailing)	0.7%	49,637
702	DIRECTV, Class A* (Media)	0.4%	33,148
117	Dollar Tree, Inc.* (Multiline Retail)	0.1%	9,534
1,053	eBay, Inc.* (Internet Software & Services)	0.4%	31,158
1,518	Home Depot, Inc. (The) (Specialty Retail)	0.8%	59,536
252	Kohl's Corp. (Multiline Retail)	0.2%	13,558
534	Kroger Co. (The) (Food & Staples Retailing)	0.2%	12,378
375	Las Vegas Sands Corp.* (Hotels, Restaurants & Leisure)	0.2%	17,516
543	Liberty Interactive Corp., Class A* (Internet & Catalog Retail)	0.1%	8,829
111	Liberty Media Corp. - Liberty Capital, Class A* (Media)	0.1%	8,467
249	Limited Brands, Inc. (Specialty Retail)	0.1%	10,540
1,236	Lowe's Cos., Inc. (Specialty Retail)	0.4%	29,676

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
405	Macy's, Inc. (Multiline Retail)	0.2%	$13,094
294	Marriott International, Inc., Class A (Hotels, Restaurants & Leisure)	0.1%	9,002
981	McDonald's Corp. (Hotels, Restaurants & Leisure)	1.2%	93,705
285	McGraw-Hill Cos., Inc. (The) (Media)	0.2%	12,170
234	McKesson Corp. (Health Care Providers & Services)	0.2%	19,027
1,725	News Corp., Class A (Media)	0.4%	30,084
267	Omnicom Group, Inc. (Media)	0.2%	11,526
129	O'Reilly Automotive, Inc.* (Specialty Retail)	0.1%	9,964
48	priceline.com, Inc.* (Internet & Catalog Retail)	0.3%	23,323
111	Ross Stores, Inc. (Specialty Retail)	0.1%	9,889
678	Staples, Inc. (Specialty Retail)	0.1%	9,770
705	Starbucks Corp. (Hotels, Restaurants & Leisure)	0.4%	30,653
186	Starwood Hotels & Resorts Worldwide, Inc. (Hotels, Restaurants & Leisure)	0.1%	8,869
561	Sysco Corp. (Food & Staples Retailing)	0.2%	16,011
582	Target Corp. (Multiline Retail)	0.4%	30,671
120	Tiffany & Co. (Specialty Retail)	0.1%	8,045
309	Time Warner Cable, Inc. (Media)	0.2%	18,688
993	Time Warner, Inc. (Media)	0.5%	34,576
366	TJX Cos., Inc. (Specialty Retail)	0.3%	22,582
498	Viacom, Inc., Class B (Media)	0.3%	22,291
861	Walgreen Co. (Food & Staples Retailing)	0.4%	29,033
1,683	Wal-Mart Stores, Inc. (Food & Staples Retailing)	1.3%	99,129
1,638	Walt Disney Co. (The) (Media)	0.8%	58,722
150	Whole Foods Market, Inc. (Food & Staples Retailing)	0.1%	10,215
84	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	0.1%	10,127

See accompanying notes to the financial statements.

56 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UCC  Ultra Consumer Services

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
444	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	0.3%	$24,882
15,678	Other Common Stocks	4.5%	350,621
	Total Common Stocks (Cost $1,493,935)		1,543,370
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$7,589	0.00%, due 12/01/11		7,589
	Total U.S. Government & Agency Security (Cost $7,589)		7,589
	Repurchase Agreements (a)(b) — 63.2%
4,876,113	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $4,876,126		4,876,113
	Total Repurchase Agreements (Cost $4,876,113)		4,876,113
	Total Investment Securities (Cost $6,377,637) — 83.3%		6,427,072
	Other assets less liabilities — 16.7%		1,292,350
	Net Assets — 100.0%		$7,719,422

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,484,123.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,529
Aggregate gross unrealized depreciation	(2,094)
Net unrealized appreciation	$49,435
Federal income tax cost of investments	$6,377,637

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,059,053	$249,544
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,817,655	(354,645)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	7,258,904	925,189
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	318,142	(97,095)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,460,124	(164,314)
		$558,679

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 57

  Ultra Consumer Services  UCC

Ultra Consumer Services invested, as a percentage of net assets, in the following industries as of November 30, 2011:

Airlines	0.3%
Commercial Services & Supplies	0.1%
Diversified Consumer Services	0.3%
Electronic Equipment, Instruments & Components	0.0%†
Food & Staples Retailing	3.5%
Health Care Providers & Services	0.6%
Hotels, Restaurants & Leisure	3.5%
Internet & Catalog Retail	1.4%
Internet Software & Services	0.5%
IT Services	0.0%†
Media	4.8%
Multiline Retail	1.3%
Professional Services	0.1%
Road & Rail	0.1%
Software	0.0%†
Specialty Retail	3.5%
Other[1]	80.0%
100.0%

†  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

58 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UYG  Ultra Financials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 76.0%
98,293	ACE Ltd. (Insurance)	0.9%	$6,834,312
136,779	Aflac, Inc. (Insurance)	0.8%	5,941,680
141,068	Allstate Corp. (The) (Insurance)	0.5%	3,779,212
309,013	American Express Co. (Consumer Finance)	2.0%	14,844,985
126,136	American International Group, Inc.* (Insurance)	0.4%	2,940,230
68,519	Ameriprise Financial, Inc. (Capital Markets)	0.4%	3,145,707
281,267	Annaly Capital Management, Inc. (Real Estate Investment Trusts)	0.6%	4,519,961
94,815	Aon Corp. (Insurance)	0.6%	4,358,646
27,296	AvalonBay Communities, Inc. (Real Estate Investment Trusts)	0.5%	3,407,906
2,927,126	Bank of America Corp. (Diversified Financial Services)	2.2%	15,923,565
360,034	Bank of New York Mellon Corp. (The) (Capital Markets)	0.9%	7,006,262
200,707	BB&T Corp. (Commercial Banks)	0.6%	4,650,381
279,418	Berkshire Hathaway, Inc., Class B* (Insurance)	3.0%	22,006,962
28,618	BlackRock, Inc. (Capital Markets)	0.7%	4,923,441
42,261	Boston Properties, Inc. (Real Estate Investment Trusts)	0.6%	4,030,854
132,459	Capital One Financial Corp. (Consumer Finance)	0.8%	5,915,619
298,847	Charles Schwab Corp. (The) (Capital Markets)	0.5%	3,574,210
82,985	Chubb Corp. (The) (Insurance)	0.8%	5,596,508
841,115	Citigroup, Inc. (Diversified Financial Services)	3.1%	23,113,840
18,535	CME Group, Inc. (Diversified Financial Services)	0.6%	4,620,405
157,834	Discover Financial Services (Consumer Finance)	0.5%	3,759,606
85,483	Equity Residential (Real Estate Investment Trusts)	0.6%	4,717,807
266,078	Fifth Third Bancorp (Commercial Banks)	0.4%	3,216,883
43,283	Franklin Resources, Inc. (Capital Markets)	0.6%	4,363,792

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
123,771	Goldman Sachs Group, Inc. (The) (Capital Markets)	1.6%	$11,864,688
117,843	HCP, Inc. (Real Estate Investment Trusts)	0.6%	4,554,632
204,949	Host Hotels & Resorts, Inc. (Real Estate Investment Trusts)	0.4%	2,900,028
1,131,662	JPMorgan Chase & Co. (Diversified Financial Services)	4.7%	35,047,572
102,039	Loews Corp. (Insurance)	0.6%	3,921,359
157,212	Marsh & McLennan Cos., Inc. (Insurance)	0.6%	4,746,230
30,711	Mastercard, Inc., Class A (IT Services)	1.6%	11,502,805
238,876	MetLife, Inc. (Insurance)	1.0%	7,519,816
510,315	Morgan Stanley (Capital Markets)	1.0%	7,547,559
152,680	PNC Financial Services Group, Inc. (Commercial Banks)	1.1%	8,276,783
174,416	Progressive Corp. (The) (Insurance)	0.4%	3,289,486
133,223	ProLogis, Inc. (Real Estate Investment Trusts)	0.5%	3,706,264
140,288	Prudential Financial, Inc. (Insurance)	1.0%	7,104,184
40,930	Public Storage (Real Estate Investment Trusts)	0.7%	5,398,667
84,988	Simon Property Group, Inc. (Real Estate Investment Trusts)	1.4%	10,567,408
145,661	State Street Corp. (Capital Markets)	0.8%	5,775,459
155,477	SunTrust Banks, Inc. (Commercial Banks)	0.4%	2,818,798
74,404	T. Rowe Price Group, Inc. (Capital Markets)	0.6%	4,223,171
121,575	Travelers Cos., Inc. (The) (Insurance)	0.9%	6,838,594
554,932	U.S. Bancorp (Commercial Banks)	1.9%	14,383,837
76,038	Ventas, Inc. (Real Estate Investment Trusts)	0.6%	4,011,765
151,865	Visa, Inc., Class A (IT Services)	2.0%	14,726,349
53,474	Vornado Realty Trust (Real Estate Investment Trusts)	0.6%	3,981,139
1,446,318	Wells Fargo & Co. (Commercial Banks)	5.1%	37,401,783

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 59

  Ultra Financials  UYG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
182,184	Western Union Co. (The) (IT Services)	0.4%	$3,177,289
8,948,823	Other Common Stocks	22.9%	169,941,942
	Total Common Stocks (Cost $615,609,609)		562,420,381
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$95,674	0.00%, due 12/01/11		95,674
	Total U.S. Government & Agency Security (Cost $95,674)		95,674
	Repurchase Agreements (a)(b) — 27.0%
199,976,608	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $199,977,152		199,976,608
	Total Repurchase Agreements (Cost $199,976,608)		199,976,608
	Total Investment Securities (Cost $815,681,891) — 103.0%		762,492,663
	Liabilities in excess of other assets — (3.0%)		(21,915,118)
	Net Assets — 100.0%		$740,577,545

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $455,993,009.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,326,918
Aggregate gross unrealized depreciation	(157,266,569)
Net unrealized depreciation	$(62,939,651)
Federal income tax cost of investments	$825,432,314

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$88,444,694	$(3,305,308)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	127,304,516	(2,866,635)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	40,888,491	(7,357,239)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	84,127,340	(5,422,886)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	135,064,161	(28,697,619)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	30,525,587	(9,758,589)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	410,298,416	(66,820,638)
		$(124,228,914)

See accompanying notes to the financial statements.

60 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UYG  Ultra Financials

Ultra Financials invested, as a percentage of net assets, in the following industries as of November 30, 2011:

Capital Markets	9.2%
Commercial Banks	13.7%
Consumer Finance	3.7%
Diversified Financial Services	11.9%
Insurance	17.3%
IT Services	4.0%
Professional Services	0.2%
Real Estate Investment Trusts	14.6%
Real Estate Management & Development	0.6%
Thrifts & Mortgage Finance	0.8%
Other[1]	24.0%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 61

  Ultra Health Care  RXL

Shares		Value
	Common Stocks (a) — 77.9%
	Biotechnology — 11.0%
739	Acorda Therapeutics, Inc.*	$17,108
3,458	Alexion Pharmaceuticals, Inc.*	237,426
1,771	Alkermes plc*	27,079
17,481	Amgen, Inc.	1,012,325
2,481	Amylin Pharmaceuticals, Inc.*	26,795
4,532	Biogen Idec, Inc.*	520,953
2,079	BioMarin Pharmaceutical, Inc.*	71,975
8,596	Celgene Corp.*	542,236
1,175	Cepheid, Inc.*	40,302
1,145	Cubist Pharmaceuticals, Inc.*	44,163
2,789	Dendreon Corp.*	24,097
14,453	Gilead Sciences, Inc.*	575,952
3,572	Human Genome Sciences, Inc.*	27,397
1,844	Incyte Corp.*	25,392
1,138	InterMune, Inc.*	20,666
1,766	Isis Pharmaceuticals, Inc.*	13,104
1,605	Myriad Genetics, Inc.*	34,106
1,190	Onyx Pharmaceuticals, Inc.*	52,479
2,616	PDL BioPharma, Inc.	16,742
1,341	Pharmasset, Inc.*	175,657
1,342	Regeneron Pharmaceuticals, Inc.*	79,742
1,892	Seattle Genetics, Inc.*	31,464
1,461	Theravance, Inc.*	34,100
959	United Therapeutics Corp.*	39,233
3,899	Vertex Pharmaceuticals, Inc.*	113,032
		3,803,525
	Health Care Equipment & Supplies — 12.9%
1,610	Alere, Inc.*	37,658
10,751	Baxter International, Inc.	555,397
3,853	Becton, Dickinson and Co.	284,274
28,629	Boston Scientific Corp.*	168,911
1,620	C.R. Bard, Inc.	141,248
4,189	CareFusion Corp.*	103,803
880	Cooper Cos., Inc. (The)	53,909
9,250	Covidien plc	421,337
2,648	DENTSPLY International, Inc.	95,619
2,151	Edwards Lifesciences Corp.*	142,030
903	Gen-Probe, Inc.*	56,880
483	Haemonetics Corp.*	28,608
1,173	Hill-Rom Holdings, Inc.	37,067
4,912	Hologic, Inc.*	86,500
1,065	IDEXX Laboratories, Inc.*	80,077
737	Intuitive Surgical, Inc.*	320,013
578	Invacare Corp.	11,872
1,022	Masimo Corp.	21,114
19,878	Medtronic, Inc.	724,156
743	NuVasive, Inc.*	10,253
2,865	ResMed, Inc.*	74,633

Shares		Value
	Common Stocks (a) (continued)
1,045	Sirona Dental Systems, Inc.*	$46,440
6,115	St. Jude Medical, Inc.	235,061
1,012	STERIS Corp.	30,431
5,590	Stryker Corp.	272,960
762	Teleflex, Inc.	46,391
1,120	Thoratec Corp.*	34,070
2,195	Varian Medical Systems, Inc.*	136,595
983	Volcano Corp.*	24,251
630	West Pharmaceutical Services, Inc.	24,274
3,603	Zimmer Holdings, Inc.*	182,132
		4,487,964
	Health Care Providers & Services — 13.4%
6,987	Aetna, Inc.	292,196
552	Amedisys, Inc.*	6,552
929	AMERIGROUP Corp.*	53,111
1,898	Brookdale Senior Living, Inc.*	29,514
809	Catalyst Health Solutions, Inc.*	42,084
937	Centene Corp.*	36,271
5,082	Cigna Corp.	224,777
1,746	Community Health Systems, Inc.*	34,693
2,774	Coventry Health Care, Inc.*	88,602
1,750	DaVita, Inc.*	133,315
8,482	Express Scripts, Inc.*	387,203
2,317	HCA Holdings, Inc.*	56,489
4,762	Health Management Associates, Inc., Class A*	39,144
1,669	Health Net, Inc.*	51,973
1,786	HealthSouth Corp.*	30,862
1,272	Healthspring, Inc.*	69,477
1,732	Henry Schein, Inc.*	111,437
1,587	HMS Holdings Corp.*	48,134
3,153	Humana, Inc.	279,608
1,899	Laboratory Corp. of America Holdings*	162,782
974	LifePoint Hospitals, Inc.*	38,210
1,750	Lincare Holdings, Inc.	41,475
577	Magellan Health Services, Inc.*	29,231
7,224	Medco Health Solutions, Inc.*	409,384
915	MEDNAX, Inc.*	61,671
1,194	Owens & Minor, Inc.	36,775
1,853	Patterson Cos., Inc.	55,905
998	PSS World Medical, Inc.*	24,331
2,943	Quest Diagnostics, Inc.	172,636
8,873	Tenet Healthcare Corp.*	41,260
20,163	UnitedHealth Group, Inc.	983,350
1,682	Universal Health Services, Inc., Class B	67,650
801	WellCare Health Plans, Inc.*	46,818
6,757	WellPoint, Inc.	476,706
		4,663,626

See accompanying notes to the financial statements.

62 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  RXL  Ultra Health Care

Shares		Value
	Common Stocks (a) (continued)
	Life Sciences Tools & Services — 2.6%
364	Bio-Rad Laboratories, Inc., Class A*	$34,325
969	Charles River Laboratories International, Inc.*	27,471
1,131	Covance, Inc.*	51,924
2,328	Illumina, Inc.*	64,765
3,374	Life Technologies Corp.*	130,675
1,102	PAREXEL International Corp.*	22,095
1,978	Pharmaceutical Product Development, Inc.	65,689
652	Techne Corp.	44,004
7,180	Thermo Fisher Scientific, Inc.*	339,255
1,712	Waters Corp.*	136,960
		917,163
	Pharmaceuticals — 38.0%
29,164	Abbott Laboratories	1,590,896
5,762	Allergan, Inc.	482,395
898	Auxilium Pharmaceuticals, Inc.*	15,652
32,187	Bristol-Myers Squibb Co.	1,053,159
18,396	Eli Lilly & Co.	696,289
2,184	Endo Pharmaceuticals Holdings, Inc.*	74,758
4,785	Forest Laboratories, Inc.*	143,359
3,090	Hospira, Inc.*	87,107
1,232	Impax Laboratories, Inc.*	24,812
51,248	Johnson & Johnson	3,316,771
1,187	Medicis Pharmaceutical Corp., Class A	38,755
57,587	Merck & Co., Inc.	2,058,735
7,986	Mylan, Inc.*	155,967
2,143	Nektar Therapeutics*	10,715
677	Par Pharmaceutical Cos., Inc.*	21,942
1,563	Perrigo Co.	153,018
146,181	Pfizer, Inc.	2,933,853
1,093	Questcor Pharmaceuticals, Inc.*	49,130
995	Salix Pharmaceuticals Ltd.*	43,919
3,277	Warner Chilcott plc, Class A*	51,514
2,512	Watson Pharmaceuticals, Inc.*	162,325
		13,165,071
	Total Common Stocks (Cost $24,770,996)	27,037,349

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$9,281	0.00%, due 12/01/11	$9,281
	Total U.S. Government & Agency Security (Cost $9,281)	9,281
	Repurchase Agreements (a)(b) — 10.2%
3,519,033	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,519,043	3,519,033
	Total Repurchase Agreements (Cost $3,519,033)	3,519,033
	Total Investment Securities (Cost $28,299,310) — 88.1%	30,565,663
	Other assets less liabilities — 11.9%	4,128,044
	Net Assets — 100.0%	$34,693,707

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $8,585,607.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,641,256
Aggregate gross unrealized depreciation	(1,419,775)
Net unrealized appreciation	$2,221,481
Federal income tax cost of investments	$28,344,182

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 63

  Ultra Health Care  RXL

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$21,423,132	$2,542,473
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	6,057,285	(15,323)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	13,943,008	165,259
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	872,485	(48,230)
		$2,644,179

See accompanying notes to the financial statements.

64 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UXI  Ultra Industrials

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 58.2%
5,664	3M Co. (Industrial Conglomerates)	1.9%	$459,011
5,558	Accenture plc, Class A (IT Services)	1.3%	321,975
2,995	Agilent Technologies, Inc.* (Life Sciences Tools & Services)	0.4%	112,312
1,474	Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.3%	66,816
4,273	Automatic Data Processing, Inc. (IT Services)	0.9%	218,308
5,744	Boeing Co. (The) (Aerospace & Defense)	1.6%	394,555
1,440	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	0.4%	98,654
5,077	Caterpillar, Inc. (Machinery)	2.0%	496,937
1,432	Cooper Industries plc (Electrical Equipment)	0.3%	79,519
9,505	CSX Corp. (Road & Rail)	0.8%	206,354
1,512	Cummins, Inc. (Machinery)	0.6%	145,651
4,938	Danaher Corp. (Industrial Conglomerates)	1.0%	238,901
3,654	Deere & Co. (Machinery)	1.2%	289,579
1,614	Dover Corp. (Machinery)	0.4%	88,722
2,957	Eaton Corp. (Machinery)	0.5%	132,799
6,462	Emerson Electric Co. (Electrical Equipment)	1.4%	337,639
1,850	Expeditors International of Washington, Inc. (Air Freight & Logistics)	0.3%	80,494
2,558	Fastenal Co. (Trading Companies & Distributors)	0.4%	106,541
2,551	FedEx Corp. (Air Freight & Logistics)	0.9%	211,937
1,228	Fiserv, Inc.* (IT Services)	0.3%	70,806
1,509	Fluor Corp. (Construction & Engineering)	0.3%	82,723
2,623	General Dynamics Corp. (Aerospace & Defense)	0.7%	173,275
92,590	General Electric Co. (Industrial Conglomerates)	6.0%	1,473,107
1,082	Goodrich Corp. (Aerospace & Defense)	0.5%	132,015
6,191	Honeywell International, Inc. (Aerospace & Defense)	1.4%	335,243
3,664	Illinois Tool Works, Inc. (Machinery)	0.7%	166,492
2,874	Ingersoll-Rand plc (Machinery)	0.4%	95,187
909	Joy Global, Inc. (Machinery)	0.3%	82,974
952	Kansas City Southern* (Road & Rail)	0.3%	64,765

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,317	Lockheed Martin Corp. (Aerospace & Defense)	0.7%	$181,073
3,018	Norfolk Southern Corp. (Road & Rail)	0.9%	227,980
2,248	Northrop Grumman Corp. (Aerospace & Defense)	0.5%	128,293
3,147	PACCAR, Inc. (Machinery)	0.5%	127,674
1,397	Parker Hannifin Corp. (Machinery)	0.5%	115,644
2,813	Paychex, Inc. (IT Services)	0.3%	81,886
1,249	Precision Castparts Corp. (Aerospace & Defense)	0.8%	205,773
3,068	Raytheon Co. (Aerospace & Defense)	0.6%	139,809
2,679	Republic Services, Inc. (Commercial Services & Supplies)	0.3%	73,538
1,242	Rockwell Automation, Inc. (Electrical Equipment)	0.4%	93,187
1,346	Rockwell Collins, Inc. (Aerospace & Defense)	0.3%	73,895
832	Roper Industries, Inc. (Electrical Equipment)	0.3%	70,878
776	Sherwin-Williams Co. (The) (Chemicals)	0.3%	67,380
3,760	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.5%	119,230
4,070	Tyco International Ltd. (Industrial Conglomerates)	0.8%	195,197
4,260	Union Pacific Corp. (Road & Rail)	1.8%	440,527
6,391	United Parcel Service, Inc., Class B (Air Freight & Logistics)	1.9%	458,554
6,861	United Technologies Corp. (Aerospace & Defense)	2.1%	525,553
511	W.W. Grainger, Inc. (Trading Companies & Distributors)	0.4%	95,506
3,564	Waste Management, Inc. (Commercial Services & Supplies)	0.4%	111,553
136,485	Other Common Stocks	16.4%	4,047,458
	Total Common Stocks (Cost $16,097,598)		14,343,879
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$12,213	0.00%, due 12/01/11		12,213
	Total U.S. Government & Agency Security (Cost $12,213)		12,213

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 65

  Ultra Industrials  UXI

Principal Amount		Value
	Repurchase Agreements (a)(b) — 20.5%
$5,058,352	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,058,365	$5,058,352
	Total Repurchase Agreements (Cost $5,058,352)	5,058,352
	Total Investment Securities (Cost $21,168,163) — 78.8%	19,414,444
	Other assets less liabilities — 21.2%	5,219,062
	Net Assets — 100.0%	$24,633,506

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $8,998,373.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,510
Aggregate gross unrealized depreciation	(2,187,653)
Net unrealized depreciation	$(1,884,143)
Federal income tax cost of investments	$21,298,587

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$642,494	$67,442
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	6,277,912	(202,317)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	27,123,261	2,841,722
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	926,176	341,387
		$3,048,234

See accompanying notes to the financial statements.

66 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UXI  Ultra Industrials

Ultra Industrials invested, as a percentage of net assets, in the following industries as of November 30, 2011:

Aerospace & Defense	10.8%
Air Freight & Logistics	3.6%
Building Products	0.5%
Chemicals	0.4%
Commercial Services & Supplies	2.0%
Construction & Engineering	1.3%
Construction Materials	0.3%
Containers & Packaging	1.4%
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%†
Electrical Equipment	3.3%
Electronic Equipment, Instruments & Components	2.4%
Industrial Conglomerates	9.7%
Internet Software & Services	0.1%
IT Services	4.1%
Life Sciences Tools & Services	0.7%
Machinery	10.3%
Marine	0.2%
Metals & Mining	0.0%†
Multi-Utilities	0.1%
Office Electronics	0.1%
Oil, Gas & Consumable Fuels	0.2%
Paper & Forest Products	0.2%
Professional Services	0.7%
Road & Rail	4.5%
Semiconductors & Semiconductor Equipment	0.0%†
Trading Companies & Distributors	1.2%
Other[1]	41.8%
100.0%

†  Amount represents less than 0.05%.

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 67

  Ultra Oil & Gas  DIG

Shares		Value
	Common Stocks (a) — 59.3%
	Energy Equipment & Services — 12.4%
6,251	Atwood Oceanics, Inc.*	$256,291
48,214	Baker Hughes, Inc.	2,632,967
3,837	Bristow Group, Inc.	176,732
27,024	Cameron International Corp.*	1,459,026
2,224	CARBO Ceramics, Inc.	316,520
8,800	Complete Production Services, Inc.*	306,856
5,182	Core Laboratories N.V.	601,371
7,276	Diamond Offshore Drilling, Inc.	437,651
8,939	Dresser-Rand Group, Inc.*	465,454
4,009	Dril-Quip, Inc.*	285,160
7,099	Exterran Holdings, Inc.*	81,354
26,641	FMC Technologies, Inc.*	1,394,923
11,552	Global Industries Ltd.*	92,185
102,077	Halliburton Co.	3,756,434
11,168	Helix Energy Solutions Group, Inc.*	198,120
10,899	Helmerich & Payne, Inc.	620,807
15,891	Key Energy Services, Inc.*	239,954
3,385	Lufkin Industries, Inc.	237,221
25,918	McDermott International, Inc.*	293,133
31,907	Nabors Industries Ltd.*	572,412
46,916	National Oilwell Varco, Inc.	3,363,877
28,996	Noble Corp.*	1,001,232
12,017	Oceaneering International, Inc.	571,528
5,683	Oil States International, Inc.*	427,646
12,958	Parker Drilling Co.*	90,188
17,162	Patterson-UTI Energy, Inc.	360,745
14,002	Rowan Cos., Inc.*	474,808
149,780	Schlumberger Ltd.	11,282,927
2,398	SEACOR Holdings, Inc.	208,074
8,863	Superior Energy Services, Inc.*	263,320
8,508	Tetra Technologies, Inc.*	78,103
5,727	Tidewater, Inc.	288,641
35,517	Transocean Ltd.	1,521,903
5,334	Unit Corp.*	270,007
83,091	Weatherford International Ltd.*	1,259,660
		35,887,230
	Machinery — 0.1%
3,264	Chart Industries, Inc.*	198,647
	Multi-Utilities — 0.2%
10,786	OGE Energy Corp.	571,227
	Oil, Gas & Consumable Fuels — 46.5%
55,267	Anadarko Petroleum Corp.	4,491,549
42,503	Apache Corp.	4,226,498
5,742	Berry Petroleum Co., Class A	251,959
4,772	Bill Barrett Corp.*	186,108
12,918	Brigham Exploration Co.*	470,603

Shares		Value
	Common Stocks (a) (continued)
11,534	Cabot Oil & Gas Corp.	$1,021,797
3,899	Carrizo Oil & Gas, Inc.*	110,966
73,152	Chesapeake Energy Corp.	1,853,672
222,506	Chevron Corp.	22,878,067
9,484	Cimarex Energy Co.	636,187
16,969	Cobalt International Energy, Inc.*	181,399
5,283	Comstock Resources, Inc.*	87,856
11,505	Concho Resources, Inc.*	1,169,138
141,797	ConocoPhillips	10,112,962
6,408	Continental Resources, Inc.*	452,341
9,609	CVR Energy, Inc.*	174,884
44,658	Denbury Resources, Inc.*	754,720
43,615	Devon Energy Corp.	2,855,038
84,974	El Paso Corp.	2,125,200
8,029	Energen Corp.	407,231
29,798	EOG Resources, Inc.	3,091,244
16,552	EQT Corp.	1,026,389
16,866	EXCO Resources, Inc.	200,874
539,703	Exxon Mobil Corp.	43,413,709
12,611	Forest Oil Corp.*	202,280
33,939	Hess Corp.	2,043,807
21,499	HollyFrontier Corp.	499,852
12,315	Kinder Morgan, Inc.	363,292
78,843	Marathon Oil Corp.	2,204,450
39,423	Marathon Petroleum Corp.	1,316,334
11,952	McMoRan Exploration Co.*	190,993
21,464	Murphy Oil Corp.	1,200,267
14,820	Newfield Exploration Co.*	678,756
19,566	Noble Energy, Inc.	1,925,099
7,776	Oasis Petroleum, Inc.*	236,935
89,889	Occidental Petroleum Corp.	8,890,022
12,958	Pioneer Natural Resources Co.	1,225,049
15,648	Plains Exploration & Production Co.*	556,756
19,643	QEP Resources, Inc.	641,344
13,427	Quicksilver Resources, Inc.*	108,759
17,879	Range Resources Corp.	1,282,103
5,880	Rosetta Resources, Inc.*	319,519
42,616	SandRidge Energy, Inc.*	313,228
7,069	SM Energy Co.	561,915
12,901	Southern Union Co.	531,779
38,425	Southwestern Energy Co.*	1,462,071
13,387	Sunoco, Inc.	519,549
4,715	Swift Energy Co.*	138,574
15,886	Tesoro Corp.*	379,517
16,862	Ultra Petroleum Corp.*	593,711
63,239	Valero Energy Corp.	1,408,332
13,000	Whiting Petroleum Corp.*	604,630
64,897	Williams Cos., Inc. (The)	2,094,875
		134,674,189

See accompanying notes to the financial statements.

68 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  DIG  Ultra Oil & Gas

Shares		Value
	Common Stocks (a) (continued)
	Semiconductors & Semiconductor Equipment — 0.1%
6,225	First Solar, Inc.*	$297,929
14,052	GT Advanced Technologies, Inc.*	108,481
		406,410
	Total Common Stocks (Cost $179,110,225)	171,737,703
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$198,868	0.00%, due 12/01/11	198,868
	Total U.S. Government & Agency Security (Cost $198,868)	198,868
	Repurchase Agreements (a)(b) — 27.2%
78,919,186	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $78,919,401	78,919,186
	Total Repurchase Agreements (Cost $78,919,186)	78,919,186
	Total Investment Securities (Cost $258,228,279) — 86.6%	250,855,757
	Other assets less liabilities — 13.4%	38,820,543
	Net Assets — 100.0%	$289,676,300

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $144,413,446.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,362,661
Aggregate gross unrealized depreciation	(14,031,842)
Net unrealized depreciation	$(9,669,181)
Federal income tax cost of investments	$260,524,938

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$12,785,622	$(711,617)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	52,412,853	2,522
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	53,069,627	(2,361,634)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	165,799,723	(1,396,365)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	6,327,888	(53,071)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	110,897,976	(976,820)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	6,931,693	10,065,344
		$4,568,359

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 69

  Ultra Real Estate  URE

Shares		Value
	Common Stocks (a) — 64.7%
	Real Estate Investment Trusts — 62.1%
35,279	Alexandria Real Estate Equities, Inc.	$2,312,891
39,607	American Campus Communities, Inc.	1,558,139
122,770	American Capital Agency Corp.	3,522,271
552,032	Annaly Capital Management, Inc.	8,871,154
68,818	Apartment Investment & Management Co., Class A	1,498,856
53,573	AvalonBay Communities, Inc.	6,688,589
87,380	BioMed Realty Trust, Inc.	1,556,238
82,942	Boston Properties, Inc.	7,911,008
76,592	Brandywine Realty Trust	667,116
42,576	BRE Properties, Inc.	2,071,748
40,547	Camden Property Trust	2,340,778
80,170	CBL & Associates Properties, Inc.	1,145,629
585,104	Chimera Investment Corp.	1,562,228
49,680	Colonial Properties Trust	985,651
47,650	CommonWealth REIT	797,661
40,966	Corporate Office Properties Trust	854,141
139,946	DCT Industrial Trust, Inc.	673,140
129,202	DDR Corp.	1,510,371
95,863	DiamondRock Hospitality Co.	841,677
56,607	Digital Realty Trust, Inc.	3,594,545
72,703	Douglas Emmett, Inc.	1,307,200
143,622	Duke Realty Corp.	1,666,015
35,571	DuPont Fabros Technology, Inc.	801,415
15,347	EastGroup Properties, Inc.	653,322
26,480	Entertainment Properties Trust	1,183,656
22,177	Equity Lifestyle Properties, Inc.	1,371,204
167,775	Equity Residential	9,259,502
19,264	Essex Property Trust, Inc.	2,559,222
53,700	Extra Space Storage, Inc.	1,294,170
35,429	Federal Realty Investment Trust	3,132,987
41,927	Franklin Street Properties Corp.	457,424
219,145	General Growth Properties, Inc.	3,085,562
42,831	Hatteras Financial Corp.	1,147,871
231,293	HCP, Inc.	8,939,474
100,689	Health Care REIT, Inc.	5,051,567
44,336	Healthcare Realty Trust, Inc.	781,200
41,241	Highwoods Properties, Inc.	1,189,390
23,356	Home Properties, Inc.	1,283,879
70,282	Hospitality Properties Trust	1,548,313
402,255	Host Hotels & Resorts, Inc.	5,691,908
65,729	Invesco Mortgage Capital, Inc.	1,036,546
33,303	Kilroy Realty Corp.	1,201,905
231,541	Kimco Realty Corp.	3,651,402
48,468	LaSalle Hotel Properties	1,134,636

Shares		Value
	Common Stocks (a) (continued)
79,143	Lexington Realty Trust	$599,904
65,247	Liberty Property Trust	1,945,013
75,147	Macerich Co. (The)	3,764,865
49,530	Mack-Cali Realty Corp.	1,262,024
202,896	MFA Financial, Inc.	1,395,925
21,159	Mid-America Apartment Communities, Inc.	1,212,834
53,650	National Retail Properties, Inc.	1,419,579
58,727	Omega Healthcare Investors, Inc.	1,052,975
98,354	Piedmont Office Realty Trust, Inc., Class A	1,636,611
92,745	Plum Creek Timber Co., Inc.	3,416,726
28,753	Post Properties, Inc.	1,149,833
22,761	Potlatch Corp.	731,994
261,472	ProLogis, Inc.	7,274,151
80,334	Public Storage	10,596,055
69,291	Rayonier, Inc.	2,815,986
72,273	Realty Income Corp.	2,447,164
40,252	Redwood Trust, Inc.	415,803
51,214	Regency Centers Corp.	1,903,112
87,371	Senior Housing Properties Trust	1,914,299
166,801	Simon Property Group, Inc.	20,740,036
48,685	SL Green Realty Corp.	3,205,420
53,334	Starwood Property Trust, Inc.	951,479
67,049	Sunstone Hotel Investors, Inc.*	510,913
48,943	Tanger Factory Outlet Centers	1,387,534
32,977	Taubman Centers, Inc.	2,055,456
124,798	UDR, Inc.	2,932,753
149,252	Ventas, Inc.	7,874,536
104,950	Vornado Realty Trust	7,813,528
37,542	Washington Real Estate Investment Trust	1,021,518
68,834	Weingarten Realty Investors	1,424,175
304,125	Weyerhaeuser Co.	5,106,259
		212,372,061
	Real Estate Management & Development — 2.6%
147,566	Brookfield Office Properties, Inc.	2,173,647
167,498	CBRE Group, Inc.*	2,815,641
76,185	Forest City Enterprises, Inc., Class A*	924,886
14,399	Howard Hughes Corp. (The)*	665,090
24,742	Jones Lang LaSalle, Inc.	1,593,880
52,245	St. Joe Co. (The)*	751,283
		8,924,427
	Total Common Stocks (Cost $234,252,767)	221,296,488

See accompanying notes to the financial statements.

70 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  URE  Ultra Real Estate

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$182,456	0.00%, due 12/01/11	$182,456
	Total U.S. Government & Agency Security (Cost $182,456)	182,456
	Repurchase Agreements (a)(b) — 22.9%
78,506,875	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $78,507,088	78,506,875
	Total Repurchase Agreements (Cost $78,506,875)	78,506,875
	Total Investment Securities (Cost $312,942,098) — 87.7%	299,985,819
	Other assets less liabilities — 12.3%	42,110,693
	Net Assets — 100.0%	$342,096,512

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $169,275,695.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,899,448
Aggregate gross unrealized depreciation	(21,223,573)
Net unrealized depreciation	$(13,324,125)
Federal income tax cost of investments	$313,309,944

Swap Agreements

Ultra Real Estate had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$98,960,749	$(4,253,713)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	43,613,247	(1,148,238)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	28,060,124	(925,615)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	44,780,521	(1,305,429)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	64,034,120	22,180,421
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	116,370,571	(3,329,898)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	66,391,227	(3,765,773)
		$7,451,755

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 71

  Ultra KBW Regional Banking  KRU

Shares		Value
	Common Stocks (a) — 65.6%
	Commercial Banks — 62.6%
4,818	Associated Banc-Corp	$50,107
2,006	BancorpSouth, Inc.	19,659
1,125	Bank of Hawaii Corp.	47,869
856	BOK Financial Corp.	46,952
9,392	Boston Private Financial Holdings, Inc.	72,976
3,302	Cathay General Bancorp	45,799
1,272	City Holding Co.	41,416
1,003	City National Corp./CA	42,547
2,740	Columbia Banking System, Inc.	49,320
1,761	Community Bank System, Inc.	46,526
7,044	CVB Financial Corp.	69,243
2,250	East West Bancorp, Inc.	44,032
6,188	First Commonwealth Financial Corp.	28,774
3,571	First Financial Bancorp	56,707
1,443	First Financial Bankshares, Inc.	47,619
3,547	First Horizon National Corp.	27,312
5,209	First Midwest Bancorp, Inc./IL	49,486
1,761	First Republic Bank*	49,977
3,302	FirstMerit Corp.	48,242
4,965	FNB Corp./PA	52,927
4,671	Fulton Financial Corp.	43,721
2,959	Glacier Bancorp, Inc.	35,538
1,566	Hancock Holding Co.	47,818
734	Iberiabank Corp.	36,568
2,983	MB Financial, Inc.	50,651
6,506	National Penn Bancshares, Inc.	54,195
5,014	Old National Bancorp/IN	56,257
2,740	PacWest Bancorp	51,183
734	Park National Corp.	44,701
3,693	Pinnacle Financial Partners, Inc.*	55,358
2,568	PrivateBancorp, Inc.	24,653
1,198	Prosperity Bancshares, Inc.	47,908
1,933	S&T Bancorp, Inc.	35,683
1,028	Signature Bank/NY*	60,066
7,020	Susquehanna Bancshares, Inc.	55,598
1,223	SVB Financial Group*	57,530
22,331	Synovus Financial Corp.	33,273
3,131	TCF Financial Corp.	31,498
2,030	Texas Capital Bancshares, Inc.*	58,586
2,104	Trustmark Corp.	47,045
905	UMB Financial Corp.	32,308
4,868	Umpqua Holdings Corp.	60,850
2,104	United Bankshares, Inc.	56,219
4,035	Valley National Bancorp	47,613
2,959	Webster Financial Corp.	58,292
660	Westamerica Bancorp.	30,301
1,933	Wintrust Financial Corp.	53,718
		2,204,621

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 3.0%
4,354	Brookline Bancorp, Inc.	$35,006
3,009	Hudson City Bancorp, Inc.	16,820
4,061	Provident Financial Services, Inc.	53,159
		104,985
	Total Common Stocks (Cost $2,323,250)	2,309,606
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$335	0.00%, due 12/01/11	335
	Total U.S. Government & Agency Security (Cost $335)	335
	Repurchase Agreements (a)(b) — 20.3%
715,368	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $715,369	715,368
	Total Repurchase Agreements (Cost $715,368)	715,368
	Total Investment Securities (Cost $3,038,953) — 85.9%	3,025,309
	Other assets less liabilities — 14.1%	496,143
	Net Assets — 100.0%	$3,521,452

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,613,641.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,583
Aggregate gross unrealized depreciation	(107,537)
Net unrealized depreciation	$(40,954)
Federal income tax cost of investments	$3,066,263

See accompanying notes to the financial statements.

72 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  KRU  Ultra KBW Regional Banking

Swap Agreements

Ultra KBW Regional Banking had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$1,348,509	$(98,733)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	54,621	120
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	1,767,222	229,687
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	1,557,846	1,800
		$132,874

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 73

  Ultra Semiconductors  USD

Shares		Value
	Common Stocks (a) — 58.5%
	Communications Equipment — 0.3%
3,462	InterDigital, Inc.	$152,189
	Computers & Peripherals — 2.0%
18,149	SanDisk Corp.*	894,927
	Semiconductors & Semiconductor Equipment — 56.2%
43,659	Advanced Micro Devices, Inc.*	248,420
24,676	Altera Corp.	929,545
22,672	Analog Devices, Inc.	790,346
100,632	Applied Materials, Inc.	1,084,813
32,973	Atmel Corp.*	292,471
2,390	ATMI, Inc.*	49,473
36,914	Broadcom Corp., Class A*	1,120,155
1,785	Cabot Microelectronics Corp.*	74,202
3,688	Cavium, Inc.*	120,376
8,328	Cree, Inc.*	207,201
2,165	Cymer, Inc.*	96,819
13,093	Cypress Semiconductor Corp.*	249,684
9,718	Fairchild Semiconductor International, Inc.*	125,848
2,149	Hittite Microwave Corp.*	116,927
11,141	Integrated Device Technology, Inc.*	64,618
399,906	Intel Corp.	9,961,659
5,285	International Rectifier Corp.*	111,144
9,567	Intersil Corp., Class A	101,697
12,784	KLA-Tencor Corp.	589,342
9,481	Lam Research Corp.*	386,540
16,107	Linear Technology Corp.	493,357
43,628	LSI Corp.*	245,189
39,113	Marvell Technology Group Ltd.*	552,276
22,453	Maxim Integrated Products, Inc.	575,919
17,535	MEMC Electronic Materials, Inc.*	73,121
14,516	Microchip Technology, Inc.	506,754
65,871	Micron Technology, Inc.*	394,567
6,578	Microsemi Corp.*	116,825
5,254	Netlogic Microsystems, Inc.*	259,653
5,302	Novellus Systems, Inc.*	183,555
45,322	NVIDIA Corp.*	708,383
4,537	Omnivision Technologies, Inc.*	48,954
33,828	ON Semiconductor Corp.*	254,725
17,770	PMC-Sierra, Inc.*	99,334
7,927	Rambus, Inc.*	63,257
21,048	RF Micro Devices, Inc.*	131,129
4,979	Semtech Corp.*	115,513
3,392	Silicon Laboratories, Inc.*	146,602
14,122	Skyworks Solutions, Inc.*	230,330
14,122	Teradyne, Inc.*	190,082

Shares		Value
	Common Stocks (a) (continued)
3,902	Tessera Technologies, Inc.*	$67,700
87,987	Texas Instruments, Inc.	2,648,409
12,550	TriQuint Semiconductor, Inc.*	54,844
20,192	Xilinx, Inc.	660,480
		25,542,238
	Total Common Stocks (Cost $27,724,375)	26,589,354
Principal Amount
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$18,058	0.00%, due 12/01/11	18,058
	Total U.S. Government & Agency Security (Cost $18,058)	18,058
	Repurchase Agreements (a)(b) — 23.5%
10,661,627	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $10,661,656	10,661,627
	Total Repurchase Agreements (Cost $10,661,627)	10,661,627
	Total Investment Securities (Cost $38,404,060) — 82.0%	37,269,039
	Other assets less liabilities — 18.0%	8,205,633
	Net Assets — 100.0%	$45,474,672

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $15,113,549.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,371,448
Aggregate gross unrealized depreciation	(2,934,402)
Net unrealized depreciation	$(1,562,954)
Federal income tax cost of investments	$38,831,993

See accompanying notes to the financial statements.

74 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  USD  Ultra Semiconductors

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$11,820,173	$1,896,032
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	2,668,849	(740,101)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	3,957,708	(121,690)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. SemiconductorsSM Index	14,909,867	1,230,661
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	21,513,443	1,271,722
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	9,255,694	(217,165)
		$3,319,459

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 75

  Ultra Technology  ROM

Shares		Value
	Common Stocks (a) — 58.7%
	Commercial Services & Supplies — 0.1%
4,793	Pitney Bowes, Inc.	$89,294
	Communications Equipment — 7.5%
1,397	Acme Packet, Inc.*	46,702
1,657	ADTRAN, Inc.	54,731
3,058	Arris Group, Inc.*	32,873
2,293	Aruba Networks, Inc.*	48,382
11,668	Brocade Communications Systems, Inc.*	62,774
2,451	Ciena Corp.*	29,682
142,010	Cisco Systems, Inc.	2,647,066
666	Comtech Telecommunications Corp.	20,173
2,242	Emulex Corp.*	17,712
2,061	F5 Networks, Inc.*	232,955
2,297	Finisar Corp.*	42,357
2,941	Harmonic, Inc.*	15,793
3,259	Harris Corp.	116,020
1,165	InterDigital, Inc.	51,213
5,713	JDS Uniphase Corp.*	62,729
13,527	Juniper Networks, Inc.*	307,198
7,540	Motorola Mobility Holdings, Inc.*	294,060
7,736	Motorola Solutions, Inc.	361,039
1,197	Plantronics, Inc.	41,249
4,522	Polycom, Inc.*	76,422
43,036	QUALCOMM, Inc.	2,358,373
3,983	Riverbed Technology, Inc.*	103,558
5,350	Sonus Networks, Inc.*	13,963
8,512	Tellabs, Inc.	33,793
1,079	Viasat, Inc.*	51,058
		7,121,875
	Computers & Peripherals — 14.4%
23,753	Apple, Inc.*	9,078,396
42,606	Dell, Inc.*	671,470
1,645	Diebold, Inc.	49,630
1,197	Electronics for Imaging, Inc.*	17,704
52,850	EMC Corp.*	1,216,078
53,141	Hewlett-Packard Co.	1,485,291
2,030	Lexmark International, Inc., Class A	67,924
4,030	NCR Corp.*	70,485
9,541	NetApp, Inc.*	351,395
2,663	QLogic Corp.*	39,732
6,106	SanDisk Corp.*	301,087
10,749	Seagate Technology plc	183,808
878	Synaptics, Inc.*	28,500
5,954	Western Digital Corp.*	173,083
		13,734,583

Shares		Value
	Common Stocks (a) (continued)
	Electronic Equipment, Instruments & Components — 0.8%
1,748	Brightpoint, Inc.*	$17,463
40,079	Corning, Inc.	531,848
4,014	Ingram Micro, Inc., Class A*	72,292
1,161	Insight Enterprises, Inc.*	16,997
1,195	Tech Data Corp.*	58,830
		697,430
	Health Care Technology — 0.4%
4,776	Allscripts Healthcare Solutions, Inc.*	92,941
896	athenahealth, Inc.*	53,222
3,661	Cerner Corp.*	223,248
941	Quality Systems, Inc.	33,264
		402,675
	Household Durables — 0.1%
2,946	Garmin Ltd.	107,794
	Internet Software & Services — 5.3%
4,724	Akamai Technologies, Inc.*	136,571
2,720	AOL, Inc.*	39,005
1,015	Digital River, Inc.*	16,230
2,764	Earthlink, Inc.	17,413
1,200	Equinix, Inc.*	120,024
6,513	Google, Inc., Class A*	3,903,827
1,886	IAC/InterActiveCorp	78,986
1,186	j2 Global Communications, Inc.	32,152
2,761	Rackspace Hosting, Inc.*	119,772
4,263	VeriSign, Inc.	143,152
30,337	Yahoo!, Inc.*	476,594
		5,083,726
	IT Services — 7.5%
4,946	Amdocs Ltd.*	139,675
776	CACI International, Inc., Class A*	43,751
7,775	Cognizant Technology Solutions Corp., Class A*	523,646
3,937	Computer Sciences Corp.	96,181
886	CSG Systems International, Inc.*	13,441
946	DST Systems, Inc.	44,963
2,284	Gartner, Inc.*	86,404
30,599	International Business Machines Corp.	5,752,612
9,050	SAIC, Inc.*	109,053
4,315	Teradata Corp.*	234,002
1,002	Unisys Corp.*	24,198
2,658	VeriFone Systems, Inc.*	116,553
		7,184,479

See accompanying notes to the financial statements.

76 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  ROM  Ultra Technology

Shares		Value
	Common Stocks (a) (continued)
	Office Electronics — 0.3%
35,958	Xerox Corp.	$293,058
	Semiconductors & Semiconductor Equipment — 9.0%
14,688	Advanced Micro Devices, Inc.*	83,575
8,301	Altera Corp.	312,699
7,628	Analog Devices, Inc.	265,912
33,855	Applied Materials, Inc.	364,957
11,092	Atmel Corp.*	98,386
804	ATMI, Inc.*	16,643
12,417	Broadcom Corp., Class A*	376,794
601	Cabot Microelectronics Corp.*	24,984
1,240	Cavium, Inc.*	40,474
2,801	Cree, Inc.*	69,689
728	Cymer, Inc.*	32,556
4,405	Cypress Semiconductor Corp.*	84,003
3,269	Fairchild Semiconductor International, Inc.*	42,334
722	Hittite Microwave Corp.*	39,284
3,747	Integrated Device Technology, Inc.*	21,733
134,535	Intel Corp.	3,351,267
1,777	International Rectifier Corp.*	37,370
3,219	Intersil Corp., Class A	34,218
4,300	KLA-Tencor Corp.	198,230
3,189	Lam Research Corp.*	130,015
5,418	Linear Technology Corp.	165,953
14,677	LSI Corp.*	82,485
13,159	Marvell Technology Group Ltd.*	185,805
7,553	Maxim Integrated Products, Inc.	193,734
5,899	MEMC Electronic Materials, Inc.*	24,599
4,884	Microchip Technology, Inc.	170,500
22,160	Micron Technology, Inc.*	132,738
2,213	Microsemi Corp.*	39,303
1,767	Netlogic Microsystems, Inc.*	87,325
1,785	Novellus Systems, Inc.*	61,797
15,248	NVIDIA Corp.*	238,326
1,526	Omnivision Technologies, Inc.*	16,466
11,380	ON Semiconductor Corp.*	85,691
5,978	PMC-Sierra, Inc.*	33,417
2,667	Rambus, Inc.*	21,283
7,080	RF Micro Devices, Inc.*	44,108
1,675	Semtech Corp.*	38,860
1,141	Silicon Laboratories, Inc.*	49,314
4,751	Skyworks Solutions, Inc.*	77,489
4,751	Teradyne, Inc.*	63,948
1,313	Tessera Technologies, Inc.*	22,781
29,600	Texas Instruments, Inc.	890,960
4,223	TriQuint Semiconductor, Inc.*	18,454
6,793	Xilinx, Inc.	222,199
		8,592,658

Shares		Value
	Common Stocks (a) (continued)
	Software — 13.3%
851	ACI Worldwide, Inc.*	$25,598
12,654	Adobe Systems, Inc.*	346,973
844	Advent Software, Inc.*	22,788
2,358	ANSYS, Inc.*	146,125
2,500	Ariba, Inc.*	75,875
5,874	Autodesk, Inc.*	200,127
4,497	BMC Software, Inc.*	160,363
10,337	CA, Inc.	219,144
6,924	Cadence Design Systems, Inc.*	75,749
4,303	Check Point Software Technologies Ltd.*	238,128
4,811	Citrix Systems, Inc.*	343,457
1,070	CommVault Systems, Inc.*	53,104
5,605	Compuware Corp.*	46,297
1,199	Concur Technologies, Inc.*	56,629
989	Fair Isaac Corp.	35,970
3,077	Fortinet, Inc.*	73,817
2,710	Informatica Corp.*	121,828
7,111	Intuit, Inc.	378,590
1,084	JDA Software Group, Inc.*	34,168
2,420	Mentor Graphics Corp.*	30,831
2,064	MICROS Systems, Inc.*	97,359
191,465	Microsoft Corp.	4,897,675
5,896	Nuance Communications, Inc.*	144,924
99,647	Oracle Corp.	3,123,933
3,026	Parametric Technology Corp.*	63,032
1,720	Progress Software Corp.*	35,036
1,936	QLIK Technologies, Inc.*	52,988
1,527	Quest Software, Inc.*	27,593
4,943	Red Hat, Inc.*	247,545
2,850	Rovi Corp.*	79,087
3,098	Salesforce.com, Inc.*	366,865
1,799	Solera Holdings, Inc.	85,129
2,137	SuccessFactors, Inc.*	54,707
19,209	Symantec Corp.*	314,067
3,758	Synopsys, Inc.*	105,111
4,267	TIBCO Software, Inc.*	116,916
2,154	VMware, Inc., Class A*	208,249
1,023	Websense, Inc.*	18,527
		12,724,304
	Total Common Stocks (Cost $59,661,619)	56,031,876
Principal Amount
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$81,670	0.00%, due 12/01/11	81,670
	Total U.S. Government & Agency Security (Cost $81,670)	81,670

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 77

  Ultra Technology  ROM

Principal Amount		Value
	Repurchase Agreements (a)(b) — 30.6%
$29,260,076	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $29,260,155	$29,260,076
	Total Repurchase Agreements (Cost $29,260,076)	29,260,076
	Total Investment Securities (Cost $89,003,365) — 89.4%	85,373,622
	Other assets less liabilities — 10.6%	10,089,936
	Net Assets — 100.0%	$95,463,558

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $44,414,089.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,641,418
Aggregate gross unrealized depreciation	(8,638,159)
Net unrealized depreciation	$(4,996,741)
Federal income tax cost of investments	$90,370,363

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$70,438,600	$(2,351,448)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	20,940,965	(1,092,261)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	14,042,768	(416,314)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. TechnologySM Index	14,833,404	1,902,683
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	3,606,640	543,932
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	10,732,730	(378,279)
		$(1,791,687)

See accompanying notes to the financial statements.

78 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  LTL  Ultra Telecommunications

Shares		Value
	Common Stocks (a) — 46.5%
	Diversified Financial Services — 1.4%
1,899	Leucadia National Corp.	$44,475
	Diversified Telecommunication Services — 28.7%
432	AboveNet, Inc.	25,808
1,549	Alaska Communications Systems Group, Inc.	8,287
9,708	AT&T, Inc.	281,338
341	Atlantic Tele-Network, Inc.	14,117
1,133	Cbeyond, Inc.*	8,396
3,239	CenturyLink, Inc.	121,527
5,255	Cincinnati Bell, Inc.*	15,450
756	Consolidated Communications Holdings, Inc.	13,963
8,852	Frontier Communications Corp.	50,633
1,278	General Communication, Inc., Class A*	13,023
1,905	Level 3 Communications, Inc.*	39,262
400	Lumos Networks Corp.*	5,852
2,013	tw telecom, inc.*	37,824
5,865	Verizon Communications, Inc.	221,287
4,310	Vonage Holdings Corp.*	11,120
5,244	Windstream Corp.	61,669
		929,556
	Media — 1.8%
2,625	Virgin Media, Inc.	58,170
	Wireless Telecommunication Services — 14.6%
2,075	American Tower Corp., Class A*	122,425
1,808	Crown Castle International Corp.*	76,515
1,748	Leap Wireless International, Inc.*	15,854
3,847	MetroPCS Communications, Inc.*	32,238
1,575	NII Holdings, Inc.*	36,241
401	NTELOS Holdings Corp.	8,465
1,226	SBA Communications Corp., Class A*	50,131
855	Shenandoah Telecommunications Co.	9,439
22,237	Sprint Nextel Corp.*	60,040
1,319	Telephone & Data Systems, Inc.	35,600
392	United States Cellular Corp.*	17,138
751	USA Mobility, Inc.	10,529
		474,615
	Total Common Stocks (Cost $1,630,415)	1,506,816

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$1,366	0.00%, due 12/01/11	$1,366
	Total U.S. Government & Agency Security (Cost $1,366)	1,366
	Repurchase Agreements (a)(b) — 34.6%
1,121,610	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,121,612	1,121,610
	Total Repurchase Agreements (Cost $1,121,610)	1,121,610
	Total Investment Securities (Cost $2,753,391) — 81.2%	2,629,792
	Other assets less liabilities — 18.8%	609,371
	Net Assets — 100.0%	$3,239,163

*  Non-income producing security.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,368,115.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,517
Aggregate gross unrealized depreciation	(229,219)
Net unrealized depreciation	$(202,702)
Federal income tax cost of investments	$2,832,494

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 79

  Ultra Telecommunications  LTL

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$1,777,254	$(50,572)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,073,369	(17,342)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	1,297,765	122,446
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	802,550	9,763
		$64,295

See accompanying notes to the financial statements.

80 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UPW  Ultra Utilities

Shares		Value
	Common Stocks (a) — 69.7%
	Commercial Services & Supplies — 0.2%
3,089	Covanta Holding Corp.	$46,119
	Electric Utilities — 33.7%
833	Allete, Inc.	33,195
12,388	American Electric Power Co., Inc.	491,556
1,568	Cleco Corp.	56,668
33,873	Duke Energy Corp.	706,252
7,687	Edison International	302,176
1,074	El Paso Electric Co.	37,074
4,542	Entergy Corp.	319,575
16,953	Exelon Corp.	751,187
10,733	FirstEnergy Corp.	477,297
3,473	Great Plains Energy, Inc.	73,072
2,463	Hawaiian Electric Industries, Inc.	63,816
1,276	IDACORP, Inc.	52,303
1,317	ITC Holdings Corp.	97,353
10,813	NextEra Energy, Inc.	599,473
4,499	Northeast Utilities	155,710
6,003	NV Energy, Inc.	92,086
5,789	Pepco Holdings, Inc.	114,506
2,785	Pinnacle West Capital Corp.	132,037
2,016	PNM Resources, Inc.	38,526
1,929	Portland General Electric Co.	48,321
14,841	PPL Corp.	445,527
7,515	Progress Energy, Inc.	408,666
22,030	Southern Co. (The)	967,337
1,296	UIL Holdings Corp.	45,153
943	UniSource Energy Corp.	34,778
2,975	Westar Energy, Inc.	82,169
		6,625,813
	Gas Utilities — 5.3%
2,003	AGL Resources, Inc.	82,584
2,316	Atmos Energy Corp.	79,230
538	Laclede Group, Inc. (The)	21,590
2,000	National Fuel Gas Co.	115,900
1,069	New Jersey Resources Corp.	50,574
1,170	Nicor, Inc.	65,660
682	Northwest Natural Gas Co.	32,095
2,485	ONEOK, Inc.	206,653
1,843	Piedmont Natural Gas Co., Inc.	60,764
4,551	Questar Corp.	87,834
766	South Jersey Industries, Inc.	43,034
1,177	Southwest Gas Corp.	47,586
2,872	UGI Corp.	86,045
1,317	WGL Holdings, Inc.	56,460
		1,036,009

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 3.8%
20,098	AES Corp. (The)*	$242,784
9,320	Calpine Corp.*	140,173
4,627	Constellation Energy Group, Inc.	185,820
2,681	Dynegy, Inc.*	7,909
19,822	GenOn Energy, Inc.*	53,916
6,194	NRG Energy, Inc.*	121,898
		752,500
	Multi-Utilities — 23.0%
2,834	Alliant Energy Corp.	119,623
6,161	Ameren Corp.	208,303
1,490	Avista Corp.	37,250
1,013	Black Hills Corp.	33,176
10,139	CenterPoint Energy, Inc.	201,766
6,482	CMS Energy Corp.	135,604
7,463	Consolidated Edison, Inc.	443,452
14,620	Dominion Resources, Inc.	754,684
4,326	DTE Energy Co.	227,764
2,006	Integrys Energy Group, Inc.	103,289
7,209	NiSource, Inc.	165,158
922	NorthWestern Corp.	32,159
2,661	NSTAR	121,049
10,332	PG&E Corp.	401,295
13,061	Public Service Enterprise Group, Inc.	430,229
2,973	SCANA Corp.	129,682
5,733	Sempra Energy	304,938
5,181	TECO Energy, Inc.	97,299
2,080	Vectren Corp.	60,528
6,005	Wisconsin Energy Corp.	199,246
12,437	Xcel Energy, Inc.	326,969
		4,533,463
	Oil, Gas & Consumable Fuels — 2.5%
16,633	Spectra Energy Corp.	489,343
	Water Utilities — 1.2%
4,484	American Water Works Co., Inc.	139,318
3,555	Aqua America, Inc.	77,855
1,073	California Water Service Group	19,775
		236,948
	Total Common Stocks (Cost $12,591,584)	13,720,195

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 81

  Ultra Utilities  UPW

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.0% ‡
	Federal Home Loan Bank
$8,092	0.00%, due 12/01/11	$8,092
	Total U.S. Government & Agency Security (Cost $8,092)	8,092
	Repurchase Agreements (a)(b) — 20.1%
3,952,588	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,952,598	3,952,588
	Total Repurchase Agreements (Cost $3,952,588)	3,952,588
	Total Investment Securities (Cost $16,552,264) — 89.8%	17,680,875
	Other assets less liabilities — 10.2%	1,999,185
	Net Assets — 100.0%	$19,680,060

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,498,786.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,570,802
Aggregate gross unrealized depreciation	(457,359)
Net unrealized appreciation	$1,113,443
Federal income tax cost of investments	$16,567,432

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$215,577	$266
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	802,015	991
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	14,039,620	9,968
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	10,513,036	90,079
		$101,304

See accompanying notes to the financial statements.

82 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  EFO  Ultra MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 8.8%
	Federal Home Loan Bank
$6,963	0.00%, due 12/01/11	$6,963
	U.S. Treasury Bills
270,000	0.00%, due 12/01/11	270,000
270,000	0.00%, due 03/01/12	269,996
	Total U.S. Government & Agency Securities (Cost $546,959)	546,959
	Repurchase Agreements (a)(b) — 56.4%
3,492,866	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,492,876	3,492,866
	Total Repurchase Agreements (Cost $3,492,866)	3,492,866
	Total Investment Securities (Cost $4,039,825) † — 65.2%	4,039,825
	Other assets less liabilities — 34.8%	2,156,821
	Net Assets — 100.0%	$6,196,646

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,970,719.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI EAFE had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$3,943,289	$411,682
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	1,483,439	(3,078)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	2,051,893	128,037
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI EAFE Index®	681,596	76,077
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI EAFE Index®	1,011,525	111,312
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	1,145,199	112,290
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	2,041,666	55,447
		$891,767

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 83

  Ultra MSCI Emerging Markets  EET

Shares		Value
	Common Stock (a) — 0.0%
	Machinery — 0.0%
322	Duoyuan Global Water, Inc. (ADR)*^	$—
	Total Common Stock (Cost $3,009)	—
Principal Amount
	U.S. Government & Agency Securities (a) — 14.9%
	Federal Home Loan Bank
$26,705	0.00%, due 12/01/11	26,705
	U.S. Treasury Bills
2,160,000	0.00%, due 12/01/11	2,160,000
1,466,000	0.00%, due 03/01/12	1,465,981
	Total U.S. Government & Agency Securities (Cost $3,652,686)	3,652,686
	Repurchase Agreements (a)(b) — 65.8%
16,133,372	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $16,133,415	16,133,372
	Total Repurchase Agreements (Cost $16,133,372)	16,133,372
	Total Investment Securities (Cost $19,789,067) — 80.7%	19,786,058
	Other assets less liabilities — 19.3%	4,719,388
	Net Assets — 100.0%	$24,505,446

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $— or 0.00% of net assets.

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $12,162,259.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,009)
Net unrealized depreciation	$(3,009)
Federal income tax cost of investments	$19,789,067

Swap Agreements ††

Ultra MSCI Emerging Markets had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the MSCI Emerging Markets Index®	$4,446,646	$(290,011)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	994,332	375,906
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	7,212,251	(556,628)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	3,609,441	(162,236)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	6,074,916	(46,988)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	4,941,516	553,290
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	17,821,374	(1,054,686)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	3,802,631	(424,048)
		$(1,605,401)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

84 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UPV  Ultra MSCI Europe

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.6%
	Federal Home Loan Bank
$1,952	0.00%, due 12/01/11	$1,952
	U.S. Treasury Bills
450,000	0.00%, due 12/01/11	450,000
450,000	0.00%, due 03/01/12	449,994
	Total U.S. Government & Agency Securities (Cost $901,946)	901,946
	Repurchase Agreements (a)(b) — 45.8%
1,159,374	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,159,376	1,159,374
	Total Repurchase Agreements (Cost $1,159,374)	1,159,374
	Total Investment Securities (Cost $2,061,320) † — 81.4%	2,061,320
	Other assets less liabilities — 18.6%	469,846
	Net Assets — 100.0%	$2,531,166

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,201,305.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Europe had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$646,415	$49,978
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	689,655	(38,102)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	705,834	74,500
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Europe Index®	1,848,751	63,713
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Europe Index®	199,927	166,711
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	468,362	36,614
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	483,639	46,196
		$399,610

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 85

  Ultra MSCI Pacific ex-Japan  UXJ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$3,189	0.00%, due 12/01/11	$3,189
	Total U.S. Government & Agency Security (Cost $3,189)	3,189
	Repurchase Agreements (a)(b) — 60.9%
1,681,954	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,681,957	1,681,954
	Total Repurchase Agreements (Cost $1,681,954)	1,681,954
	Total Investment Securities (Cost $1,685,143) † — 61.0%	1,685,143
	Other assets less liabilities — 39.0%	1,076,697
	Net Assets — 100.0%	$2,761,840

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $904,563.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$139,694	$(10,355)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	1,348,910	30,647
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	610,130	91,370
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	1,678,465	183,736
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	1,745,612	35,666
		$331,064

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

86 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UBR  Ultra MSCI Brazil

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$12,049	0.00%, due 12/01/11	$12,049
	Total U.S. Government & Agency Security (Cost $12,049)	12,049
	Repurchase Agreements (a)(b) — 97.5%
11,445,020	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $11,445,051	11,445,020
	Total Repurchase Agreements (Cost $11,445,020)	11,445,020
	Total Investment Securities (Cost $11,457,069) † — 97.6%	11,457,069
	Other assets less liabilities — 2.4%	279,325
	Net Assets — 100.0%	$11,736,394

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $11,177,292.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Brazil had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$11,309,372	$(2,445,294)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	4,811,380	(2,421,042)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	2,671,954	(507,207)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	2,810,383	(534,820)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	1,087,271	419,343
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	794,993	291,813
		$(5,197,207)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 87

  Ultra FTSE China 25  XPP

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 40.7%
	Federal Home Loan Bank
$36,153	0.00%, due 12/01/11	$36,153
	U.S. Treasury Bills
6,075,000	0.00%, due 12/01/11	6,075,000
5,855,000	0.00%, due 03/01/12	5,854,926
	Total U.S. Government & Agency Securities (Cost $11,966,079)	11,966,079
	Repurchase Agreements (a)(b) — 74.8%
22,028,863	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $22,028,924	22,028,863
	Total Repurchase Agreements (Cost $22,028,863)	22,028,863
	Total Investment Securities (Cost $33,994,942) † — 115.5%	33,994,942
	Liabilities in excess of other assets — (15.5%)	(4,562,909)
	Net Assets — 100.0%	$29,432,033

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $20,621,534.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra FTSE China 25 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$1,460,855	$(78,287)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	10,635,374	(234,374)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	6,755,293	(3,121,980)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	3,603,842	400,512
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	28,780,333	(3,816,975)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	7,600,177	(1,826,080)
		$(8,677,184)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

88 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  EZJ  Ultra MSCI Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$35,586	0.00%, due 12/01/11	$35,586
	Total U.S. Government & Agency Security (Cost $35,586)	35,586
	Repurchase Agreements (a)(b) — 78.0%
19,363,409	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $19,363,463	19,363,409
	Total Repurchase Agreements (Cost $19,363,409)	19,363,409
	Total Investment Securities (Cost $19,398,995) † — 78.1%	19,398,995
	Other assets less liabilities — 21.9%	5,433,485
	Net Assets — 100.0%	$24,832,480

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $10,997,984.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Japan had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$19,713,312	$184,791
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	3,945,603	4,826
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	436,198	(555)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	2,957,128	(64,287)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	21,201,415	(2,867,656)
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	1,308,158	(424,418)
		$(3,167,299)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 89

  Ultra MSCI Mexico Investable Market  UMX

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$929	0.00%, due 12/01/11	$929
	Total U.S. Government & Agency Security (Cost $929)	929
	Repurchase Agreements (a)(b) — 43.1%
652,725	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $652,726	652,725
	Total Repurchase Agreements (Cost $652,725)	652,725
	Total Investment Securities (Cost $653,654) † — 43.2%	653,654
	Other assets less liabilities — 56.8%	860,375
	Net Assets — 100.0%	$1,514,029

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $511,790.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$393,755	$49,991
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	709,018	17,741
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Mexico Investable Market Index®	987,915	124,922
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Mexico Investable Market Index®	88,707	7,622
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	430,359	37,675
Equity Index Swap Agreement with UBS AG, based on the MSCI Mexico Investable Market Index®	419,498	318,766
		$556,717

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

90 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UST  Ultra 7-10 Year Treasury

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 12.6%
	U.S. Treasury Bonds
$27,400	8.88%, due 02/15/19	$41,308
32,200	8.13%, due 08/15/19	47,577
13,100	8.50%, due 02/15/20	19,992
10,000	8.75%, due 05/15/20	15,536
22,400	8.75%, due 08/15/20	35,012
15,300	7.88%, due 02/15/21	23,094
14,200	8.13%, due 05/15/21	21,841
16,700	8.13%, due 08/15/21	25,845
56,600	8.00%, due 11/15/21	87,425
		317,630
	U.S. Treasury Notes
145,100	2.75%, due 02/15/19	156,997
184,800	3.13%, due 05/15/19	204,695
138,200	3.63%, due 08/15/19	158,001
182,800	3.38%, due 11/15/19	205,679
271,500	3.63%, due 02/15/20	310,719
232,500	3.50%, due 05/15/20	263,688
274,200	2.63%, due 08/15/20	290,909
288,400	2.63%, due 11/15/20	305,343
283,600	3.63%, due 02/15/21	324,002
289,800	3.13%, due 05/15/21	318,135
289,900	2.13%, due 08/15/21	291,893
105,400	2.00%, due 11/15/21	104,749
		2,934,810
	Total Long-Term U.S. Treasury Obligations (Cost $2,996,393)	3,252,440
	U.S. Government & Agency Securities (a) — 10.1%
	Federal Home Loan Bank
17,115	0.00%, due 12/01/11	17,115
	U.S. Treasury Bills
1,608,000	0.00%, due 12/01/11	1,607,930
978,000	0.00%, due 03/01/12	977,988
	Total U.S. Government & Agency Securities (Cost $2,603,033)	2,603,033

Principal Amount		Value
	Repurchase Agreements (a)(b) — 24.3%
$6,257,732	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $6,257,747	$6,257,732
	Total Repurchase Agreements (Cost $6,257,732)	6,257,732
	Total Investment Securities (Cost $11,857,158) — 47.0%	12,113,205
	Other assets less liabilities — 53.0%	13,655,388
	Net Assets — 100.0%	$25,768,593

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,609,713.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$256,047
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$256,047
Federal income tax cost of investments	$11,857,158

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$6,518,718	$7,980,614
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital 7-10 Year U.S. Treasury Bond Index	3,228,513	1,172,952
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	1,633,232	922,449
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	13,534,006	1,506,579
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	23,382,407	535,568
		$12,118,162

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 91

  Ultra 20+ Year Treasury  UBT

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 13.0%
	U.S. Treasury Bonds
$155,200	4.50%, due 02/15/36	$197,492
86,700	4.75%, due 02/15/37	114,485
94,200	5.00%, due 05/15/37	128,980
95,200	4.38%, due 02/15/38	119,550
116,200	4.50%, due 05/15/38	148,809
161,700	3.50%, due 02/15/39	176,177
191,600	4.25%, due 05/15/39	236,386
196,300	4.50%, due 08/15/39	251,724
260,700	4.38%, due 11/15/39	328,238
245,900	4.63%, due 02/15/40	321,764
266,000	4.38%, due 05/15/40	334,952
281,400	3.88%, due 08/15/40	326,644
275,000	4.25%, due 11/15/40	339,711
244,400	4.75%, due 02/15/41	326,541
283,200	4.38%, due 05/15/41	357,452
283,800	3.75%, due 08/15/41	323,044
108,400	3.13%, due 11/15/41	109,747
		4,141,696
	Total Long-Term U.S. Treasury Obligations (Cost $3,684,960)	4,141,696
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
45,951	0.00%, due 12/01/11	45,951
	Total U.S. Government & Agency Security (Cost $45,951)	45,951

Principal Amount		Value
	Repurchase Agreements (a)(b) — 51.5%
$16,396,618	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $16,396,662	$16,396,618
	Total Repurchase Agreements (Cost $16,396,618)	16,396,618
	Total Investment Securities (Cost $20,127,529) — 64.7%	20,584,265
	Other assets less liabilities — 35.3%	11,243,713
	Net Assets — 100.0%	$31,827,978

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,079,853.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$457,407
Aggregate gross unrealized depreciation	(671)
Net unrealized appreciation	$456,736
Federal income tax cost of investments	$20,127,529

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	6	03/21/12	$848,250	$(5,398)

Cash collateral in the amount of $37,665 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$38,711,545	$5,680
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	426,408	2,948,735
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	4,361,704	(3,359)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	15,447,257	1,687,330
		$4,638,386

See accompanying notes to the financial statements.

92 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  UJB  Ultra High Yield

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$3,117	0.00%, due 12/01/11	$3,117
	Total U.S. Government & Agency Security (Cost $3,117)	3,117
	Repurchase Agreements (a)(b) — 81.9%
1,546,910	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,546,913	1,546,910
	Total Repurchase Agreements (Cost $1,546,910)	1,546,910
	Total Investment Securities (Cost $1,550,027) † — 82.1%	1,550,027
	Other assets less liabilities — 17.9%	338,853
	Net Assets — 100.0%	$1,888,880

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $736,091.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra High Yield had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$486,625	$(222,488)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	3,286,277	(100,559)
		$(323,047)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 93

  Ultra Investment Grade Corporate  IGU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 2.0%
	Federal Home Loan Bank
$3,033	0.00%, due 12/01/11	$3,033
	U.S. Treasury Bills
20,000	0.00%, due 12/01/11	20,000
20,000	0.00%, due 03/01/12	20,000
	Total U.S. Government & Agency Securities (Cost $43,033)	43,033
	Repurchase Agreements (a)(b) — 58.8%
1,271,137	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,271,139	1,271,137
	Total Repurchase Agreements (Cost $1,271,137)	1,271,137
	Total Investment Securities (Cost $1,314,170) † — 60.8%	1,314,170
	Other assets less liabilities — 39.2%	848,262
	Net Assets — 100.0%	$2,162,432

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $379,032.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Ultra Investment Grade Corporate had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$463,355	$(7,307)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	3,735,954	178,558
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	113,788	171,214
		$342,465

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

94 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  PSQ  Short QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.3%
	Federal Home Loan Bank
$463,450	0.00%, due 12/01/11	$463,450
	U.S. Treasury Bills
30,821,000	0.00%, due 12/01/11	30,821,000
7,921,000	0.00%, due 02/23/12	7,920,714
	Total U.S. Government & Agency Securities (Cost $39,205,164)	39,205,164
	Repurchase Agreements (a)(b) — 61.1%
180,003,632	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $180,004,121	180,003,632
	Total Repurchase Agreements (Cost $180,003,632)	180,003,632
	Total Investment Securities (Cost $219,208,796) † — 74.4%	219,208,796
	Other assets less liabilities — 25.6%	75,457,599
	Net Assets — 100.0%	$294,666,395

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $41,118,317.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,209	12/16/11	$55,450,785	$1,007,642

Cash collateral in the amount of $6,086,765 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(42,429,688)	$487,297
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(12,038,458)	(1,143,638)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(17,053,734)	532,766
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(27,790,746)	543,110
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(41,495,628)	899,537
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(14,695,332)	(1,102,822)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(20,071,822)	(1,352,395)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(63,675,631)	(3,843,592)
		$(4,979,737)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 95

  Short Dow30SM  DOG

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 17.6%
	Federal Home Loan Bank
$465,641	0.00%, due 12/01/11	$465,641
	U.S. Treasury Bills
37,293,000	0.00%, due 12/01/11	37,293,000
11,919,000	0.00%, due 03/01/12	11,918,849
	Total U.S. Government & Agency Securities (Cost $49,677,490)	49,677,490
	Repurchase Agreements (a)(b) — 61.8%
174,008,726	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $174,009,199	174,008,726
	Total Repurchase Agreements (Cost $174,008,726)	174,008,726
	Total Investment Securities (Cost $223,686,216) † — 79.4%	223,686,216
	Other assets less liabilities — 20.6%	58,034,765
	Net Assets — 100.0%	$281,720,981

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $34,836,252.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	750	12/16/11	$45,078,750	$(1,057,077)

Cash collateral in the amount of $4,071,980 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(51,361,642)	$(1,375,922)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(32,826,161)	(65,296)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(14,195,328)	(28,236)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(27,974,351)	(510,290)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(69,477,827)	(760,308)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(8,322,373)	(697,048)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(32,489,179)	294,486
		$(3,142,614)

See accompanying notes to the financial statements.

96 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SH  Short S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 10.2%
	Federal Home Loan Bank
$4,307,479	0.00%, due 12/01/11	$4,307,479
	U.S. Treasury Bills
155,390,000	0.00%, due 12/01/11	155,390,000
95,204,000	0.00%, due 02/23/12	95,200,557
	Total U.S. Government & Agency Securities (Cost $254,898,036)	254,898,036
	Repurchase Agreements (a)(b) — 65.7%
1,651,924,057	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,651,928,542	1,651,924,057
	Total Repurchase Agreements (Cost $1,651,924,057)	1,651,924,057
	Total Investment Securities (Cost $1,906,822,093) † — 75.9%	1,906,822,093
	Other assets less liabilities — 24.1%	605,895,020
	Net Assets — 100.0%	$2,512,717,113

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $361,078,432.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,265	12/16/11	$141,052,875	$(929,207)

Cash collateral in the amount of $17,110,500 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(634,762,108)	$31,481,478
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(99,312,456)	895,149
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(688,077,133)	1,913,668
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(409,699,311)	403,128
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(69,057,718)	157,161
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(23,105,999)	207,453
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(447,652,260)	(90,980,287)
		$(55,922,250)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 97

  Short MidCap400  MYY

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$76,837	0.00%, due 12/01/11	$76,837
	Total U.S. Government & Agency Security (Cost $76,837)	76,837
	Repurchase Agreements (a)(b) — 73.8%
30,781,120	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $30,781,203	30,781,120
	Total Repurchase Agreements (Cost $30,781,120)	30,781,120
	Total Investment Securities (Cost $30,857,957) † — 74.0%	30,857,957
	Other assets less liabilities — 26.0%	10,830,784
	Net Assets — 100.0%	$41,688,741

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,933,513.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	43	12/16/11	$3,798,620	$(29,134)

Cash collateral in the amount of $443,003 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(4,434,632)	$63,608
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(9,154,803)	138,123
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(6,216,954)	(123,452)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(5,955,800)	(777,241)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(5,132,933)	76,356
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(7,014,855)	(1,593,980)
		$(2,216,586)

See accompanying notes to the financial statements.

98 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SBB  Short SmallCap600

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$55,944	0.00%, due 12/01/11	$55,944
	Total U.S. Government & Agency Security (Cost $55,944)	55,944
	Repurchase Agreements (a)(b) — 72.0%
22,432,139	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $22,432,200	22,432,139
	Total Repurchase Agreements (Cost $22,432,139)	22,432,139
	Total Investment Securities (Cost $22,488,083) † — 72.2%	22,488,083
	Other assets less liabilities — 27.8%	8,657,511
	Net Assets — 100.0%	$31,145,594

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,079,927.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(10,516,667)	$(100,892)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(4,459,364)	(1,699)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(2,714,910)	(358,916)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(6,711,669)	(2,278)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(3,634,805)	(1,764)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(3,106,743)	(217,697)
		$(683,246)
See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 99

  Short Russell2000  RWM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.7%
	Federal Home Loan Bank
$961,725	0.00%, due 12/01/11	$961,725
	U.S. Treasury Bills
9,082,000	0.00%, due 12/01/11	9,082,000
9,063,000	0.00%, due 02/23/12	9,062,672
	Total U.S. Government & Agency Securities (Cost $19,106,397)	19,106,397
	Repurchase Agreements (a)(b) — 70.0%
359,737,196	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $359,738,174	359,737,196
	Total Repurchase Agreements (Cost $359,737,196)	359,737,196
	Total Investment Securities (Cost $378,843,593) † — 73.7%	378,843,593
	Other assets less liabilities — 26.3%	134,893,805
	Net Assets — 100.0%	$513,737,398

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $56,919,106.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Russell 2000 Futures Contracts	1,136	12/16/11	$83,677,760	$(1,030,742)

Cash collateral in the amount of $10,129,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(100,557,542)	$1,576,214
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(72,033,771)	644,261
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(3,376,892)	30,203
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(91,318,696)	265,854
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(62,673,203)	(2,717,418)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(78,760,631)	2,845,559
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(21,368,405)	1,297,025
		$3,941,698

See accompanying notes to the financial statements.

100 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  QID  UltraShort QQQ®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 16.8%
	Federal Home Loan Bank
$814,104	0.00%, due 12/01/11	$814,104
	U.S. Treasury Bills
66,468,000	0.00%, due 12/01/11	66,468,000
42,243,000	0.00%, due 02/23/12	42,241,472
	Total U.S. Government & Agency Securities (Cost $109,523,576)	109,523,576
	Repurchase Agreements (a)(b) — 62.7%
409,139,463	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $409,140,574	409,139,463
	Total Repurchase Agreements (Cost $409,139,463)	409,139,463
	Total Investment Securities (Cost $518,663,039) † — 79.5%	518,663,039
	Other assets less liabilities — 20.5%	134,125,894
	Net Assets — 100.0%	$652,788,933

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $233,238,229.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	2,674	12/16/11	$122,643,010	$1,913,063

Cash collateral in the amount of $13,460,365 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(124,317,490)	$271,801
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(183,560,933)	5,734,521
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ-100® Index	(11,781,839)	368,070
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(115,596,442)	2,304,097
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(136,655,106)	3,074,189
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(4,399,575)	(330,169)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(59,686,471)	(4,038,349)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100® Index	(547,059,845)	1,872,617
		$9,256,777

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 101

  UltraShort Dow30SM  DXD

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 9.0%
	Federal Home Loan Bank
$479,157	0.00%, due 12/01/11	$479,157
	U.S. Treasury Bills
20,980,000	0.00%, due 12/01/11	20,980,000
7,977,000	0.00%, due 03/01/12	7,976,899
	Total U.S. Government & Agency Securities (Cost $29,436,056)	29,436,056
	Repurchase Agreements (a)(b) — 72.0%
234,772,394	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $234,773,033	234,772,394
	Total Repurchase Agreements (Cost $234,772,394)	234,772,394
	Total Investment Securities (Cost $264,208,450) † — 81.0%	264,208,450
	Other assets less liabilities — 19.0%	61,782,161
	Net Assets — 100.0%	$325,990,611

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $116,500,045.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Futures Contracts	1,054	12/16/11	$63,350,670	$(1,140,504)

Cash collateral in the amount of $6,614,180 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(44,364,236)	$(681,719)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(109,420,535)	(217,652)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones Industrial AverageSM Index	(39,613,656)	(78,797)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(13,268,463)	(548,898)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(42,191,483)	193,762
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(39,480,587)	(3,306,731)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial AverageSM Index	(300,324,657)	(20,575,589)
		$(25,215,624)

See accompanying notes to the financial statements.

102 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SDS  UltraShort S&P500®

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.1%
	Federal Home Loan Bank
$2,904,992	0.00%, due 12/01/11	$2,904,992
	U.S. Treasury Bills
310,579,000	0.00%, due 12/01/11	310,579,000
158,856,000	0.00%, due 02/23/12	158,850,255
	Total U.S. Government & Agency Securities (Cost $472,334,247)	472,334,247
	Repurchase Agreements (a)(b) — 62.2%
1,326,161,496	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,326,165,096	1,326,161,496
	Total Repurchase Agreements (Cost $1,326,161,496)	1,326,161,496
	Total Investment Securities (Cost $1,798,495,743) † — 84.3%	1,798,495,743
	Other assets less liabilities — 15.7%	335,584,823
	Net Assets — 100.0%	$2,134,080,566

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $638,558,611.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	2,785	12/16/11	$173,435,875	$(2,154,675)

Cash collateral in the amount of $20,359,200 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(1,968,508,269)	$(135,903,075)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(371,041,874)	3,344,371
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(581,064,663)	(9,518,849)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(599,875,016)	1,475,941
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(221,486,396)	504,057
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(14,759,255)	132,514
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(309,554,941)	(19,833,935)
Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	(28,475,263)	252,661
		$(159,546,315)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 103

  UltraShort Russell3000  TWQ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$2,642	0.00%, due 12/01/11	$2,642
	Total U.S. Government & Agency Security (Cost $2,642)	2,642
	Repurchase Agreements (a)(b) — 75.3%
1,525,379	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,525,382	1,525,379
	Total Repurchase Agreements (Cost $1,525,379)	1,525,379
	Total Investment Securities (Cost $1,528,021) † — 75.4%	1,528,021
	Other assets less liabilities — 24.6%	499,298
	Net Assets — 100.0%	$2,027,319

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $950,228.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell3000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	$(1,051,137)	$10,050
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	(933,076)	(32,457)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	(770,521)	53,782
Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	(1,299,806)	(222,745)
		$(191,370)

See accompanying notes to the financial statements.

104 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  MZZ  UltraShort MidCap400

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$71,695	0.00%, due 12/01/11	$71,695
	Total U.S. Government & Agency Security (Cost $71,695)	71,695
	Repurchase Agreements (a)(b) — 76.8%
31,578,782	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $31,578,866	31,578,782
	Total Repurchase Agreements (Cost $31,578,782)	31,578,782
	Total Investment Securities (Cost $31,650,477) † — 77.0%	31,650,477
	Other assets less liabilities — 23.0%	9,463,637
	Net Assets — 100.0%	$41,114,114

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $10,826,216.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	65	12/16/11	$5,742,100	$(65,234)

Cash collateral in the amount of $641,591 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(3,550,986)	$14,732
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400TM Index	(7,093,364)	179,513
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(27,643,483)	(3,270,942)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(3,734,726)	63,483
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(5,824,377)	86,642
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(28,641,606)	(1,351,036)
		$(4,277,608)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 105

  UltraShort SmallCap600  SDD

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$31,148	0.00%, due 12/01/11	$31,148
	Total U.S. Government & Agency Security (Cost $31,148)	31,148
	Repurchase Agreements (a)(b) — 78.1%
14,810,184	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $14,810,225	14,810,184
	Total Repurchase Agreements (Cost $14,810,184)	14,810,184
	Total Investment Securities (Cost $14,841,332) † — 78.3%	14,841,332
	Other assets less liabilities — 21.7%	4,122,707
	Net Assets — 100.0%	$18,964,039

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,366,331.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600TM Index	$(8,406,419)	$(1,036,153)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600TM Index	(5,722,480)	(2,181)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600TM Index	(7,830,055)	(673,637)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600TM Index	(3,172,410)	53,844
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600TM Index	(3,791,634)	(1,840)
Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600TM Index	(9,013,387)	(631,590)
		$(2,291,557)

See accompanying notes to the financial statements.

106 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TWM  UltraShort Russell2000

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 12.4%
	Federal Home Loan Bank
$584,298	0.00%, due 12/01/11	$584,298
	U.S. Treasury Bills
19,583,000	0.00%, due 12/01/11	19,583,000
23,093,000	0.00%, due 02/23/12	23,092,051
	Total U.S. Government & Agency Securities (Cost $43,259,349)	43,259,349
	Repurchase Agreements (a)(b) — 74.2%
259,498,713	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $259,499,417	259,498,713
	Total Repurchase Agreements (Cost $259,498,713)	259,498,713
	Total Investment Securities (Cost $302,758,062) † — 86.6%	302,758,062
	Other assets less liabilities — 13.4%	46,983,353
	Net Assets — 100.0%	$349,741,415

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $115,925,249.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	604	12/16/11	$44,490,640	$617,551

Cash collateral in the amount of $10,143,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(63,643,053)	$920,390
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(61,743,232)	552,223
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	(9,340,644)	83,542
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(112,568,558)	(3,319,215)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(84,381,823)	(9,492,945)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(134,002,947)	(9,042,520)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	(189,337,247)	(5,805,607)
		$(26,104,132)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 107

  UltraPro Short QQQ®  SQQQ

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.0%
	Federal Home Loan Bank
$140,878	0.00%, due 12/01/11	$140,878
	U.S. Treasury Bills
17,423,000	0.00%, due 12/01/11	17,423,000
14,380,000	0.00%, due 03/01/12	14,379,818
	Total U.S. Government & Agency Securities (Cost $31,943,696)	31,943,696
	Repurchase Agreements (a)(b) — 83.8%
76,483,327	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $76,483,534	76,483,327
	Total Repurchase Agreements (Cost $76,483,327)	76,483,327
	Total Investment Securities (Cost $108,427,023) † — 118.8%	108,427,023
	Liabilities in excess of other assets — (18.8%)	(17,186,317)
	Net Assets — 100.0%	$91,240,706

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $57,656,756.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	287	12/16/11	$13,163,255	$187,995

Cash collateral in the amount of $1,932,025 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the NASDAQ-100® Index	$(66,051,119)	$(4,925,975)
Equity Index Swap Agreement with Credit Suisse International, based on the NASDAQ-100® Index	(39,973,774)	(7,484,964)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ-100® Index	(46,533,659)	(3,723,654)
Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100® Index	(74,422,158)	(5,001,929)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ-100® Index	(11,263,413)	(845,271)
Equity Index Swap Agreement with Societe Generale, based on the NASDAQ-100® Index	(22,342,272)	(1,645,807)
		$(23,627,600)

See accompanying notes to the financial statements.

108 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SDOW  UltraPro Short Dow30SM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.1%
	Federal Home Loan Bank
$63,857	0.00%, due 12/01/11	$63,857
	U.S. Treasury Bills
9,768,000	0.00%, due 12/01/11	9,767,999
8,327,000	0.00%, due 03/01/12	8,326,895
	Total U.S. Government & Agency Securities (Cost $18,158,751)	18,158,751
	Repurchase Agreements (a)(b) — 62.7%
41,999,236	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $41,999,350	41,999,236
	Total Repurchase Agreements (Cost $41,999,236)	41,999,236
	Total Investment Securities (Cost $60,157,987) † — 89.8%	60,157,987
	Other assets less liabilities — 10.2%	6,812,004
	Net Assets — 100.0%	$66,969,991

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $39,120,063.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	154	12/16/11	$9,256,170	$10,833

Cash collateral in the amount of $1,057,020 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Citibank, N.A., based on the Dow Jones Industrial AverageSM Index	$(48,165,060)	$(33,431)
Equity Index Swap Agreement with Credit Suisse International, based on the Dow Jones Industrial AverageSM Index	(21,092,414)	(3,795,286)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones Industrial AverageSM Index	(58,990,632)	(5,586,346)
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial AverageSM Index	(55,542,525)	(535,297)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones Industrial AverageSM Index	(7,848,952)	(1,349,172)
		$(11,299,532)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 109

  UltraPro Short S&P500®  SPXU

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 25.1%
	Federal Home Loan Bank
$479,543	0.00%, due 12/01/11	$479,543
	U.S. Treasury Bills
78,000,000	0.00%, due 12/01/11	78,000,000
71,270,000	0.00%, due 02/23/12	71,267,422
	Total U.S. Government & Agency Securities (Cost $149,746,965)	149,746,965
	Repurchase Agreements (a)(b) — 53.0%
315,871,267	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $315,872,126	315,871,267
	Total Repurchase Agreements (Cost $315,871,267)	315,871,267
	Total Investment Securities (Cost $465,618,232) † — 78.1%	465,618,232
	Other assets less liabilities — 21.9%	130,882,269
	Net Assets — 100.0%	$596,500,501

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $292,664,244.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	1,691	12/16/11	$105,307,025	$(2,541,951)

Cash collateral in the amount of $10,200,883 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$(334,480,013)	$(2,693,403)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	(193,036,657)	1,739,928
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	(508,804,961)	(12,475,368)
Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	(310,424,042)	(8,898,245)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	(146,505,714)	9,945,781
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	(14,125,801)	126,826
Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	(176,840,143)	(35,940,770)
		$(48,195,251)

See accompanying notes to the financial statements.

110 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SMDD  UltraPro Short MidCap400

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$24,407	0.00%, due 12/01/11	$24,407
	Total U.S. Government & Agency Security (Cost $24,407)	24,407
	Repurchase Agreements (a)(b) — 109.3%
12,678,096	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $12,678,132	12,678,096
	Total Repurchase Agreements (Cost $12,678,096)	12,678,096
	Total Investment Securities (Cost $12,702,503) † — 109.5%	12,702,503
	Liabilities in excess of other assets — (9.5%)	(1,103,242)
	Net Assets — 100.0%	$11,599,261

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,624,590.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	34	12/16/11	$3,003,560	$(73,975)

Cash collateral in the amount of $363,310 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400TM Index	$(9,984,320)	$(721,355)
Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400TM Index	(6,218,630)	(513,873)
Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400TM Index	(1,729,200)	(279,287)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400TM Index	(10,780,685)	(1,312,345)
Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400TM Index	(3,090,784)	176,019
		$(2,650,841)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 111

  UltraPro Short Russell2000  SRTY

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 20.0%
	Federal Home Loan Bank
$87,970	0.00%, due 12/01/11	$87,970
	U.S. Treasury Bills
6,800,000	0.00%, due 12/01/11	6,800,000
6,800,000	0.00%, due 03/01/12	6,799,914
	Total U.S. Government & Agency Securities (Cost $13,687,884)	13,687,884
	Repurchase Agreements (a)(b) — 82.4%
56,253,264	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $56,253,417	56,253,264
	Total Repurchase Agreements (Cost $56,253,264)	56,253,264
	Total Investment Securities (Cost $69,941,148) † — 102.4%	69,941,148
	Liabilities in excess of other assets — (2.4%)	(1,623,146)
	Net Assets — 100.0%	$68,318,002

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $46,773,814.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	122	12/16/11	$8,986,520	$199,692

Cash collateral in the amount of $2,562,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$(57,455,187)	$(5,371,941)
Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	(21,730,595)	(2,654,853)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	(55,667,100)	(8,199,788)
Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	(46,912,229)	(1,946,665)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	(14,187,957)	121,420
		$(18,051,827)

See accompanying notes to the financial statements.

112 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SJF  UltraShort Russell1000 Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$3,277	0.00%, due 12/01/11	$3,277
	Total U.S. Government & Agency Security (Cost $3,277)	3,277
	Repurchase Agreements (a)(b) — 74.2%
1,646,324	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,646,327	1,646,324
	Total Repurchase Agreements (Cost $1,646,324)	1,646,324
	Total Investment Securities (Cost $1,649,601) † — 74.3%	1,649,601
	Other assets less liabilities — 25.7%	569,782
	Net Assets — 100.0%	$2,219,383

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $804,410.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$(18,341)	$174
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	(1,131,655)	(35,993)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	(959,758)	(46,896)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	(2,332,168)	(66,669)
		$(149,384)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 113

  UltraShort Russell1000 Growth  SFK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$8,585	0.00%, due 12/01/11	$8,585
	Total U.S. Government & Agency Security (Cost $8,585)	8,585
	Repurchase Agreements (a)(b) — 75.3%
4,204,239	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $4,204,251	4,204,239
	Total Repurchase Agreements (Cost $4,204,239)	4,204,239
	Total Investment Securities (Cost $4,212,824) † — 75.5%	4,212,824
	Other assets less liabilities — 24.5%	1,367,354
	Net Assets — 100.0%	$5,580,178

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,941,234.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$(8,157)	$81
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	(5,991,912)	(346,122)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	(2,015,811)	(72,345)
Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	(1,817,578)	(83,975)
Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	(1,325,123)	37,370
		$(464,991)

See accompanying notes to the financial statements.

114 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SJL  UltraShort Russell MidCap Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$2,675	0.00%, due 12/01/11	$2,675
	Total U.S. Government & Agency Security (Cost $2,675)	2,675
	Repurchase Agreements (a)(b) — 77.5%
1,452,090	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,452,093	1,452,090
	Total Repurchase Agreements (Cost $1,452,090)	1,452,090
	Total Investment Securities (Cost $1,454,765) † — 77.6%	1,454,765
	Other assets less liabilities — 22.4%	418,972
	Net Assets — 100.0%	$1,873,737

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $821,672.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$(17,477)	$227
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	(784,034)	(28,069)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Value Index	(1,288,337)	(125,985)
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	(1,184,735)	(109,687)
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	(472,799)	36,378
		$(227,136)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 115

  UltraShort Russell MidCap Growth  SDK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$2,219	0.00%, due 12/01/11	$2,219
	Total U.S. Government & Agency Security (Cost $2,219)	2,219
	Repurchase Agreements (a)(b) — 67.2%
1,724,937	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,724,940	1,724,937
	Total Repurchase Agreements (Cost $1,724,937)	1,724,937
	Total Investment Securities (Cost $1,727,156) † — 67.3%	1,727,156
	Other assets less liabilities — 32.7%	837,433
	Net Assets — 100.0%	$2,564,589

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,474,686.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$(41,925)	$626
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	(1,516,731)	(196,875)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell Midcap® Growth Index	(1,723,282)	200,742
Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	(957,267)	14,226
Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	(894,110)	10,935
		$29,654

See accompanying notes to the financial statements.

116 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SJH  UltraShort Russell2000 Value

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$9,490	0.00%, due 12/01/11	$9,490
	Total U.S. Government & Agency Security (Cost $9,490)	9,490
	Repurchase Agreements (a)(b) — 79.9%
4,835,294	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $4,835,307	4,835,294
	Total Repurchase Agreements (Cost $4,835,294)	4,835,294
	Total Investment Securities (Cost $4,844,784) † — 80.1%	4,844,784
	Other assets less liabilities — 19.9%	1,206,509
	Net Assets — 100.0%	$6,051,293

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $2,432,276.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$(196,203)	$1,246
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	(3,579,238)	(577,691)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	(4,419,070)	(372,618)
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	(2,525,001)	(119,943)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	(1,382,365)	152,343
		$(916,663)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 117

  UltraShort Russell2000 Growth  SKK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$29,510	0.00%, due 12/01/11	$29,510
	Total U.S. Government & Agency Security (Cost $29,510)	29,510
	Repurchase Agreements (a)(b) — 86.8%
15,463,426	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $15,463,468	15,463,426
	Total Repurchase Agreements (Cost $15,463,426)	15,463,426
	Total Investment Securities (Cost $15,492,936) † — 87.0%	15,492,936
	Other assets less liabilities — 13.0%	2,323,701
	Net Assets — 100.0%	$17,816,637

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $8,215,241.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$(48,170)	$560
Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	(22,766,333)	(3,301,458)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Growth Index	(7,788,936)	48,847
Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	(2,939,770)	(1,030,887)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	(2,088,193)	(225,404)
		$(4,508,342)

See accompanying notes to the financial statements.

118 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SBM  Short Basic Materials

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$21,337	0.00%, due 12/01/11	$21,337
	Total U.S. Government & Agency Security (Cost $21,337)	21,337
	Repurchase Agreements (a)(b) — 72.6%
8,300,208	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $8,300,230	8,300,208
	Total Repurchase Agreements (Cost $8,300,208)	8,300,208
	Total Investment Securities (Cost $8,321,545) † — 72.8%	8,321,545
	Other assets less liabilities — 27.2%	3,111,705
	Net Assets — 100.0%	$11,433,250

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,548,279.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(1,418,114)	$40,759
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(8,924,494)	(531,385)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(1,138,209)	163,087
		$(327,539)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 119

  Short Financials  SEF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 18.2%
	Federal Home Loan Bank
$199,337	0.00%, due 12/01/11	$199,337
	U.S. Treasury Bills
15,625,000	0.00%, due 12/01/11	15,625,000
9,379,000	0.00%, due 03/01/12	9,378,881
	Total U.S. Government & Agency Securities (Cost $25,203,218)	25,203,218
	Repurchase Agreements (a)(b) — 57.7%
80,151,136	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $80,151,354	80,151,136
	Total Repurchase Agreements (Cost $80,151,136)	80,151,136
	Total Investment Securities (Cost $105,354,354) † — 75.9%	105,354,354
	Other assets less liabilities — 24.1%	33,449,715
	Net Assets — 100.0%	$138,804,069

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $27,818,415.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(31,209,276)	$1,036,008
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(39,859,624)	213,173
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(20,778,808)	(1,046,930)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(6,722,195)	546,139
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(18,321,784)	1,419,282
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(7,691,044)	644,953
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(14,270,754)	469,623
		$3,282,248

See accompanying notes to the financial statements.

120 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  DDG  Short Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 13.3%
	Federal Home Loan Bank
$12,164	0.00%, due 12/01/11	$12,164
	U.S. Treasury Bills
515,000	0.00%, due 12/01/11	515,000
515,000	0.00%, due 03/01/12	514,993
	Total U.S. Government & Agency Securities (Cost $1,042,157)	1,042,157
	Repurchase Agreements (a)(b) — 64.8%
5,059,880	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,059,893	5,059,880
	Total Repurchase Agreements (Cost $5,059,880)	5,059,880
	Total Investment Securities (Cost $6,102,037) † — 78.1%	6,102,037
	Other assets less liabilities — 21.9%	1,712,914
	Net Assets — 100.0%	$7,814,951

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,897,823.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(624,557)	$5,107
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(1,195,639)	5,736
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(788,151)	(64,796)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(4,012,468)	146,875
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Oil & GasSM Index	(962,603)	7,870
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(111,982)	923
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(120,707)	974
		$102,689

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 121

  Short Real Estate  REK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$70,731	0.00%, due 12/01/11	$70,731
	Total U.S. Government & Agency Security (Cost $70,731)	70,731
	Repurchase Agreements (a)(b) — 68.0%
30,468,283	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $30,468,366	30,468,283
	Total Repurchase Agreements (Cost $30,468,283)	30,468,283
	Total Investment Securities (Cost $30,539,014) † — 68.1%	30,539,014
	Other assets less liabilities — 31.9%	14,292,959
	Net Assets — 100.0%	$44,831,973

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $9,634,999.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(8,220,792)	$890,440
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(12,941,811)	355,529
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(1,274,712)	(160,252)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(22,473,108)	277,627
		$1,363,344

See accompanying notes to the financial statements.

122 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  KRS  Short KBW Regional Banking

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$18,858	0.00%, due 12/01/11	$18,858
	Total U.S. Government & Agency Security (Cost $18,858)	18,858
	Repurchase Agreements (a)(b) — 72.4%
7,967,147	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $7,967,168	7,967,147
	Total Repurchase Agreements (Cost $7,967,147)	7,967,147
	Total Investment Securities (Cost $7,986,005) † — 72.6%	7,986,005
	Other assets less liabilities — 27.4%	3,008,872
	Net Assets — 100.0%	$10,994,877

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $2,330,821.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

Short KBW Regional Banking had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Deutsche Bank AG, based on the KBW Regional Banking IndexSM	$(5,742,725)	$(136,224)
Equity Index Swap Agreement with Merrill Lynch International, based on the KBW Regional Banking IndexSM	(237,738)	(655)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the KBW Regional Banking IndexSM	(299,235)	(814)
Equity Index Swap Agreement with UBS AG, based on the KBW Regional Banking IndexSM	(4,729,218)	(211,761)
		$(349,454)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 123

  UltraShort Basic Materials  SMN

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$86,539	0.00%, due 12/01/11	$86,539
	Total U.S. Government & Agency Security (Cost $86,539)	86,539
	Repurchase Agreements (a)(b) — 80.3%
49,186,849	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $49,186,983	49,186,849
	Total Repurchase Agreements (Cost $49,186,849)	49,186,849
	Total Investment Securities (Cost $49,273,388) † — 80.5%	49,273,388
	Other assets less liabilities — 19.5%	11,962,037
	Net Assets — 100.0%	$61,235,425

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $29,945,277.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Basic MaterialsSM Index	$(73,424,287)	$(8,970,252)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(15,686,843)	(1,145,614)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Basic MaterialsSM Index	(9,508,767)	271,592
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Basic MaterialsSM Index	(12,751,267)	366,031
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Basic MaterialsSM Index	(653,957)	18,913
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Basic MaterialsSM Index	(10,824,383)	(1,052,584)
		$(10,511,914)

See accompanying notes to the financial statements.

124 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  BIS  UltraShort Nasdaq Biotechnology

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$2,151	0.00%, due 12/01/11	$2,151
	Total U.S. Government & Agency Security (Cost $2,151)	2,151
	Repurchase Agreements (a)(b) — 87.0%
1,494,904	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,494,907	1,494,904
	Total Repurchase Agreements (Cost $1,494,904)	1,494,904
	Total Investment Securities (Cost $1,497,055) † — 87.1%	1,497,055
	Other assets less liabilities — 12.9%	222,506
	Net Assets — 100.0%	$1,719,561

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,159,704.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the NASDAQ Biotechnology Index®	$(93,556)	$(5,606)
Equity Index Swap Agreement with Deutsche Bank AG, based on the NASDAQ Biotechnology Index®	(591,755)	(96,814)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the NASDAQ Biotechnology Index®	(2,758,607)	(362,969)
		$(465,389)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 125

  UltraShort Consumer Goods  SZK

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$8,483	0.00%, due 12/01/11	$8,483
	Total U.S. Government & Agency Security (Cost $8,483)	8,483
	Repurchase Agreements (a)(b) — 81.9%
3,968,192	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,968,202	3,968,192
	Total Repurchase Agreements (Cost $3,968,192)	3,968,192
	Total Investment Securities (Cost $3,976,675) † — 82.1%	3,976,675
	Other assets less liabilities — 17.9%	869,833
	Net Assets — 100.0%	$4,846,508

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,634,264.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer GoodsSM Index	$(6,956,605)	$(767,726)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(1,361,990)	(65,885)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Consumer GoodsSM Index	(451,482)	(3,565)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer GoodsSM Index	(162,611)	(1,318)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer GoodsSM Index	(760,250)	(5,978)
		$(844,472)

See accompanying notes to the financial statements.

126 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SCC  UltraShort Consumer Services

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$21,612	0.00%, due 12/01/11	$21,612
	Total U.S. Government & Agency Security (Cost $21,612)	21,612
	Repurchase Agreements (a)(b) — 74.2%
9,254,141	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $9,254,165	9,254,141
	Total Repurchase Agreements (Cost $9,254,141)	9,254,141
	Total Investment Securities (Cost $9,275,753) † — 74.4%	9,275,753
	Other assets less liabilities — 25.6%	3,196,181
	Net Assets — 100.0%	$12,471,934

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $2,859,541.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$(184,540)	$1,239
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(5,762,715)	(152,291)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	(40,381)	267
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	(15,504,078)	(578,441)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	(3,460,665)	6,856
		$(722,370)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 127

  UltraShort Financials  SKF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.7%
	Federal Home Loan Bank
$431,428	0.00%, due 12/01/11	$431,428
	U.S. Treasury Bills
48,390,000	0.00%, due 12/01/11	48,390,000
48,390,000	0.00%, due 03/01/12	48,389,388
	Total U.S. Government & Agency Securities (Cost $97,210,816)	97,210,816
	Repurchase Agreements (a)(b) — 67.0%
234,439,629	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $234,440,267	234,439,629
	Total Repurchase Agreements (Cost $234,439,629)	234,439,629
	Total Investment Securities (Cost $331,650,445) † — 94.7%	331,650,445
	Other assets less liabilities — 5.3%	18,378,047
	Net Assets — 100.0%	$350,028,492

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $181,249,843.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$(68,587,406)	$2,219,591
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	(65,308,887)	3,591,265
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	(92,726,624)	(6,226,674)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	(19,147,578)	630,110
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	(4,017,696)	132,648
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	(55,904,485)	1,859,795
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	(395,749,025)	(34,923,848)
		$(32,717,113)

See accompanying notes to the financial statements.

128 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  RXD  UltraShort Health Care

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$5,263	0.00%, due 12/01/11	$5,263
	Total U.S. Government & Agency Security (Cost $5,263)	5,263
	Repurchase Agreements (a)(b) — 76.3%
2,523,612	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,523,619	2,523,612
	Total Repurchase Agreements (Cost $2,523,612)	2,523,612
	Total Investment Securities (Cost $2,528,875) † — 76.5%	2,528,875
	Other assets less liabilities — 23.5%	777,383
	Net Assets — 100.0%	$3,306,258

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,107,746.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Health CareSM Index	$(5,012,796)	$(253,290)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Health CareSM Index	(253,292)	(32,614)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Health CareSM Index	(17,741)	(220)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Health CareSM Index	(1,329,810)	(35,518)
		$(321,642)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 129

  UltraShort Industrials  SIJ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$10,709	0.00%, due 12/01/11	$10,709
	Total U.S. Government & Agency Security (Cost $10,709)	10,709
	Repurchase Agreements (a)(b) — 83.7%
6,033,147	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $6,033,162	6,033,147
	Total Repurchase Agreements (Cost $6,033,147)	6,033,147
	Total Investment Securities (Cost $6,043,856) † — 83.8%	6,043,856
	Other assets less liabilities — 16.2%	1,168,592
	Net Assets — 100.0%	$7,212,448

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,624,069.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$(1,276,847)	$(1,686)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	(2,701,251)	(189,296)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	(4,736,847)	(636,624)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. IndustrialsSM Index	(2,602,627)	(695,160)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. IndustrialsSM Index	(46,310)	(80)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	(3,070,074)	(4,480)
		$(1,527,326)

See accompanying notes to the financial statements.

130 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  DUG  UltraShort Oil & Gas

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 35.2%
	Federal Home Loan Bank
$129,297	0.00%, due 12/01/11	$129,297
	U.S. Treasury Bills
15,933,000	0.00%, due 12/01/11	15,933,000
15,933,000	0.00%, due 03/01/12	15,932,799
	Total U.S. Government & Agency Securities (Cost $31,995,096)	31,995,096
	Repurchase Agreements (a)(b) — 68.7%
62,493,760	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $62,493,930	62,493,760
	Total Repurchase Agreements (Cost $62,493,760)	62,493,760
	Total Investment Securities (Cost $94,488,856) † — 103.9%	94,488,856
	Liabilities in excess of other assets — (3.9%)	(3,513,221)
	Net Assets — 100.0%	$90,975,635

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $43,909,430.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Oil & GasSM Index	$(14,491,922)	$118,488
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Oil & GasSM Index	(14,549,657)	1,890,182
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Oil & GasSM Index	(32,619,538)	(2,715,103)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Oil & GasSM Index	(116,169,585)	(14,055,341)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Oil & GasSM Index	(1,518,364)	12,521
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Oil & GasSM Index	(2,618,771)	21,136
		$(14,728,117)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 131

  UltraShort Real Estate  SRS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 27.6%
	Federal Home Loan Bank
$209,430	0.00%, due 12/01/11	$209,430
	U.S. Treasury Bills
27,318,000	0.00%, due 12/01/11	27,317,999
15,769,000	0.00%, due 03/01/12	15,768,801
	Total U.S. Government & Agency Securities (Cost $43,296,230)	43,296,230
	Repurchase Agreements (a)(b) — 61.6%
96,786,873	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $96,787,136	96,786,873
	Total Repurchase Agreements (Cost $96,786,873)	96,786,873
	Total Investment Securities (Cost $140,083,103) † — 89.2%	140,083,103
	Other assets less liabilities — 10.8%	16,916,728
	Net Assets — 100.0%	$156,999,831

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $54,317,384.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Real EstateSM Index	$(2,294,136)	$66,303
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Real EstateSM Index	(47,735,703)	1,257,937
Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Real EstateSM Index	(60,978,980)	1,584,782
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. Real EstateSM Index	(1,991,513)	56,986
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Real EstateSM Index	(11,509,315)	(3,747,766)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Real EstateSM Index	(160,596,811)	(5,985,144)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Real EstateSM Index	(29,317,551)	(2,231,798)
		$(8,998,700)

See accompanying notes to the financial statements.

132 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SSG  UltraShort Semiconductors

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$28,523	0.00%, due 12/01/11	$28,523
	Total U.S. Government & Agency Security (Cost $28,523)	28,523
	Repurchase Agreements (a)(b) — 91.5%
13,466,031	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $13,466,069	13,466,031
	Total Repurchase Agreements (Cost $13,466,031)	13,466,031
	Total Investment Securities (Cost $13,494,554) † — 91.7%	13,494,554
	Other assets less liabilities — 8.3%	1,217,831
	Net Assets — 100.0%	$14,712,385

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,683,633.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. SemiconductorsSM Index	$(8,595,583)	$(1,091,373)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. SemiconductorsSM Index	(2,421,914)	(187,986)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. SemiconductorsSM Index	(4,031,840)	121,802
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. SemiconductorsSM Index	(12,400,034)	774,608
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. SemiconductorsSM Index	(2,071,408)	(440,655)
		$(823,604)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 133

  UltraShort Technology  REW

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$19,511	0.00%, due 12/01/11	$19,511
	Total U.S. Government & Agency Security (Cost $19,511)	19,511
	Repurchase Agreements (a)(b) — 74.1%
9,777,133	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $9,777,159	9,777,133
	Total Repurchase Agreements (Cost $9,777,133)	9,777,133
	Total Investment Securities (Cost $9,796,644) † — 74.2%	9,796,644
	Other assets less liabilities — 25.8%	3,398,916
	Net Assets — 100.0%	$13,195,560

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $4,750,586.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. TechnologySM Index	$(13,333,938)	$342,083
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. TechnologySM Index	(2,836,264)	(147,882)
Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. TechnologySM Index	(3,789,841)	110,319
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. TechnologySM Index	(4,928,633)	(1,157,651)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. TechnologySM Index	(1,571,743)	(25,857)
		$(878,988)

See accompanying notes to the financial statements.

134 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TLL  UltraShort Telecommunications

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$3,602	0.00%, due 12/01/11	$3,602
	Total U.S. Government & Agency Security (Cost $3,602)	3,602
	Repurchase Agreements (a)(b) — 82.4%
2,183,738	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,183,743	2,183,738
	Total Repurchase Agreements (Cost $2,183,738)	2,183,738
	Total Investment Securities (Cost $2,187,340) † — 82.6%	2,187,340
	Other assets less liabilities — 17.4%	462,301
	Net Assets — 100.0%	$2,649,641

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,454,669.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Telecommunications had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Select TelecommunicationsSM Index	$(504,471)	$15,280
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(2,351,437)	(207,863)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(1,568,402)	(352,189)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Select TelecommunicationsSM Index	(885,023)	18,094
		$(526,678)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 135

  UltraShort Utilities  SDP

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$4,636	0.00%, due 12/01/11	$4,636
	Total U.S. Government & Agency Security (Cost $4,636)	4,636
	Repurchase Agreements (a)(b) — 74.7%
2,516,372	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,516,379	2,516,372
	Total Repurchase Agreements (Cost $2,516,372)	2,516,372
	Total Investment Securities (Cost $2,521,008) † — 74.8%	2,521,008
	Other assets less liabilities — 25.2%	849,600
	Net Assets — 100.0%	$3,370,608

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,423,168.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. UtilitiesSM Index	$(855,660)	$(1,174)
Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. UtilitiesSM Index	(788,071)	(1,249)
Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. UtilitiesSM Index	(2,139,327)	(230,604)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. UtilitiesSM Index	(2,968,969)	(35,161)
		$(268,188)
See accompanying notes to the financial statements.

136 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  EFZ  Short MSCI EAFE

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 19.2%
	Federal Home Loan Bank
$473,413	0.00%, due 12/01/11	$473,413
	U.S. Treasury Bills
28,139,000	0.00%, due 12/01/11	28,139,001
20,171,000	0.00%, due 03/01/12	20,170,745
	Total U.S. Government & Agency Securities (Cost $48,783,159)	48,783,159
	Repurchase Agreements (a)(b) — 73.8%
187,988,621	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $187,989,132	187,988,621
	Total Repurchase Agreements (Cost $187,988,621)	187,988,621
	Total Investment Securities (Cost $236,771,780) † — 93.0%	236,771,780
	Other assets less liabilities — 7.0%	17,763,263
	Net Assets — 100.0%	$254,535,043

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $60,356,739.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI EAFE had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(60,132,402)	$472,029
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(57,668,466)	(12,191,807)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI EAFE Index®	(44,818,464)	(15,266,724)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(35,415,654)	(2,318,012)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(57,689,897)	438,640
		$(28,865,874)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 137

  Short MSCI Emerging Markets  EUM

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.2%
	Federal Home Loan Bank
$380,056	0.00%, due 12/01/11	$380,056
	U.S. Treasury Bills
54,300,000	0.00%, due 12/01/11	54,300,000
28,468,000	0.00%, due 03/01/12	28,467,640
	Total U.S. Government & Agency Securities (Cost $83,147,696)	83,147,696
	Repurchase Agreements (a)(b) — 59.7%
158,867,845	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $158,868,277	158,867,845
	Total Repurchase Agreements (Cost $158,867,845)	158,867,845
	Total Investment Securities (Cost $242,015,541) † — 90.9%	242,015,541
	Other assets less liabilities — 9.1%	24,144,363
	Net Assets — 100.0%	$266,159,904

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $72,850,773.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short MSCI Emerging Markets had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(71,233,399)	$(1,617,958)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(55,333,930)	(14,060,211)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(62,622,208)	(16,204,853)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Emerging Markets Index®	(2,296,152)	(298,633)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Emerging Markets Index®	(2,296,152)	(298,632)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(27,206,725)	5,106,478
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(46,355,117)	8,295,045
		$(19,078,764)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

138 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  YXI  Short FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 11.3%
	Federal Home Loan Bank
$18,009	0.00%, due 12/01/11	$18,009
	U.S. Treasury Bills
610,000	0.00%, due 12/01/11	610,000
610,000	0.00%, due 03/01/12	609,992
	Total U.S. Government & Agency Securities (Cost $1,238,001)	1,238,001
	Repurchase Agreements (a)(b) — 71.5%
7,879,824	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $7,879,845	7,879,824
	Total Repurchase Agreements (Cost $7,879,824)	7,879,824
	Total Investment Securities (Cost $9,117,825) † — 82.8%	9,117,825
	Other assets less liabilities — 17.2%	1,897,646
	Net Assets — 100.0%	$11,015,471

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,249,659.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short FTSE China 25 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	$(2,952,328)	$(1,069,765)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(2,289,056)	(257,712)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(1,471,373)	(258,346)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(4,318,031)	737,126
		$(848,697)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 139

  UltraShort MSCI EAFE  EFU

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$54,694	0.00%, due 12/01/11	$54,694
	Total U.S. Government & Agency Security (Cost $54,694)	54,694
	Repurchase Agreements (a)(b) — 79.0%
25,406,288	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $25,406,357	25,406,288
	Total Repurchase Agreements (Cost $25,406,288)	25,406,288
	Total Investment Securities (Cost $25,460,982) † — 79.2%	25,460,982
	Other assets less liabilities — 20.8%	6,672,491
	Net Assets — 100.0%	$32,133,473

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $10,265,060.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE Index®	$(7,960,941)	$1,078,679
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI EAFE Index®	(23,417,518)	(3,106,931)
Equity Index Swap Agreement with Societe Generale, based on the MSCI EAFE Index®	(20,792,040)	(2,092,544)
Equity Index Swap Agreement with UBS AG, based on the MSCI EAFE Index®	(12,248,885)	(147,849)
		$(4,268,645)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

140 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  EEV  UltraShort MSCI Emerging Markets

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 31.0%
	Federal Home Loan Bank
$154,703	0.00%, due 12/01/11	$154,703
	U.S. Treasury Bills
15,260,000	0.00%, due 12/01/11	15,260,000
12,697,000	0.00%, due 03/01/12	12,696,840
	Total U.S. Government & Agency Securities (Cost $28,111,543)	28,111,543
	Repurchase Agreements (a)(b) — 91.7%
83,206,667	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $83,206,894	83,206,667
	Total Repurchase Agreements (Cost $83,206,667)	83,206,667
	Total Investment Securities (Cost $111,318,210) † — 122.7%	111,318,210
	Liabilities in excess of other assets — (22.7%)	(20,614,172)
	Net Assets — 100.0%	$90,704,038

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $59,028,070.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Emerging Markets had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets Index®	$(68,841,596)	$(17,365,229)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Emerging Markets Index®	(23,373,949)	(3,783,930)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Emerging Markets Index®	(30,744,804)	(6,224,164)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Emerging Markets Index®	(26,906,036)	(8,408,966)
Equity Index Swap Agreement with UBS AG, based on the MSCI Emerging Markets Index®	(31,555,008)	(4,215,031)
		$(39,997,320)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 141

  UltraShort MSCI Europe  EPV

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 36.6%
	Federal Home Loan Bank
$209,552	0.00%, due 12/01/11	$209,552
	U.S. Treasury Bills
28,200,000	0.00%, due 12/01/11	28,200,000
23,225,000	0.00%, due 03/01/12	23,224,706
	Total U.S. Government & Agency Securities (Cost $51,634,258)	51,634,258
	Repurchase Agreements (a)(b) — 68.0%
96,071,576	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $96,071,837	96,071,576
	Total Repurchase Agreements (Cost $96,071,576)	96,071,576
	Total Investment Securities (Cost $147,705,834) † — 104.6%	147,705,834
	Liabilities in excess of other assets — (4.6%)	(6,429,786)
	Net Assets — 100.0%	$141,276,048

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $61,135,563.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Europe had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Europe Index®	$(38,443,667)	$(195,291)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Europe Index®	(65,120,029)	(14,016,955)
Equity Index Swap Agreement with Goldman Sachs International, based on the MSCI Europe Index®	(64,188,396)	(10,592,233)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Europe Index®	(93,087,488)	(4,516,494)
Equity Index Swap Agreement with UBS AG, based on the MSCI Europe Index®	(21,730,035)	(3,066,627)
		$(32,387,600)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

142 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  JPX  UltraShort MSCI Pacific ex-Japan

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$4,054	0.00%, due 12/01/11	$4,054
	Total U.S. Government & Agency Security (Cost $4,054)	4,054
	Repurchase Agreements (a)(b) — 85.9%
2,085,911	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,085,916	2,085,911
	Total Repurchase Agreements (Cost $2,085,911)	2,085,911
	Total Investment Securities (Cost $2,089,965) † — 86.1%	2,089,965
	Other assets less liabilities — 13.9%	338,258
	Net Assets — 100.0%	$2,428,223

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,070,200.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Pacific ex-Japan Index®	$(1,927,066)	$(152,966)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Pacific ex-Japan Index®	(1,139,774)	(123,178)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Pacific ex-Japan Index®	(500,453)	(70,569)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Pacific ex-Japan Index®	(465,139)	(65,488)
Equity Index Swap Agreement with UBS AG, based on the MSCI Pacific ex-Japan Index®	(831,042)	(168,912)
		$(581,113)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 143

  UltraShort MSCI Brazil  BZQ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.1%
	Federal Home Loan Bank
$26,444	0.00%, due 12/01/11	$26,444
	Total U.S. Government & Agency Security (Cost $26,444)	26,444
	Repurchase Agreements (a)(b) — 81.7%
13,695,408	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $13,695,446	13,695,408
	Total Repurchase Agreements (Cost $13,695,408)	13,695,408
	Total Investment Securities (Cost $13,721,852) † — 81.8%	13,721,852
	Other assets less liabilities — 18.2%	3,048,791
	Net Assets — 100.0%	$16,770,643

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $7,115,308.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Brazil had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Brazil Index®	$(6,607,398)	$(177,121)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Brazil Index®	(5,722,243)	(287,213)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Brazil Index®	(5,357,630)	(659,178)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Brazil Index®	(4,048,446)	(549,631)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Brazil Index®	(5,474,714)	(967,562)
Equity Index Swap Agreement with UBS AG, based on the MSCI Brazil Index®	(6,315,327)	(351,874)
		$(2,992,579)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

144 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  FXP  UltraShort FTSE China 25

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 38.0%
	Federal Home Loan Bank
$258,044	0.00%, due 12/01/11	$258,044
	U.S. Treasury Bills
42,850,000	0.00%, due 12/01/11	42,849,999
23,983,000	0.00%, due 03/01/12	23,982,697
	Total U.S. Government & Agency Securities (Cost $67,090,740)	67,090,740
	Repurchase Agreements (a)(b) — 80.6%
142,574,283	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $142,574,670	142,574,283
	Total Repurchase Agreements (Cost $142,574,283)	142,574,283
	Total Investment Securities (Cost $209,665,023) † — 118.6%	209,665,023
	Liabilities in excess of other assets — (18.6%)	(32,880,650)
	Net Assets — 100.0%	$176,784,373

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $105,764,647.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort FTSE China 25 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the FTSE China 25 Index®	$(65,182,684)	$(28,883,971)
Equity Index Swap Agreement with Deutsche Bank AG, based on the FTSE China 25 Index®	(40,770,786)	(1,569,108)
Equity Index Swap Agreement with Goldman Sachs International, based on the FTSE China 25 Index®	(132,869,179)	(11,692,439)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the FTSE China 25 Index®	(25,608,355)	(2,646,735)
Equity Index Swap Agreement with Societe Generale, based on the FTSE China 25 Index®	(35,409,634)	(15,170,596)
Equity Index Swap Agreement with UBS AG, based on the FTSE China 25 Index®	(53,411,411)	(10,092,705)
		$(70,055,554)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 145

  UltraShort MSCI Japan  EWV

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$25,374	0.00%, due 12/01/11	$25,374
	Total U.S. Government & Agency Security (Cost $25,374)	25,374
	Repurchase Agreements (a)(b) — 69.4%
11,504,228	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $11,504,259	11,504,228
	Total Repurchase Agreements (Cost $11,504,228)	11,504,228
	Total Investment Securities (Cost $11,529,602) † — 69.6%	11,529,602
	Other assets less liabilities — 30.4%	5,045,867
	Net Assets — 100.0%	$16,575,469

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $4,331,488.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Japan had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Japan Index®	$(4,224,894)	$133,413
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Japan Index®	(6,793,927)	(191,191)
Equity Index Swap Agreement with Merrill Lynch International, based on the MSCI Japan Index®	(2,672,167)	(10,384)
Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the MSCI Japan Index®	(1,640,545)	(121,757)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Japan Index®	(15,859,484)	127,933
Equity Index Swap Agreement with UBS AG, based on the MSCI Japan Index®	(1,960,405)	199,779
		$137,793

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

146 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  SMK  UltraShort MSCI Mexico Investable Market

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$4,359	0.00%, due 12/01/11	$4,359
	Total U.S. Government & Agency Security (Cost $4,359)	4,359
	Repurchase Agreements (a)(b) — 102.7%
2,535,528	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,535,535	2,535,528
	Total Repurchase Agreements (Cost $2,535,528)	2,535,528
	Total Investment Securities (Cost $2,539,887) † — 102.9%	2,539,887
	Liabilities in excess of other assets — (2.9%)	(71,905)
	Net Assets — 100.0%	$2,467,982

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,596,767.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

UltraShort MSCI Mexico Investable Market had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Mexico Investable Market Index®	$(394,571)	$(24,751)
Equity Index Swap Agreement with Deutsche Bank AG, based on the MSCI Mexico Investable Market Index®	(1,075,107)	(606,803)
Equity Index Swap Agreement with Societe Generale, based on the MSCI Mexico Investable Market Index®	(3,462,540)	(584,054)
		$(1,215,608)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 147

  Short 7-10 Year Treasury  TBX

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$36,990	0.00%, due 12/01/11	$36,990
	Total U.S. Government & Agency Security (Cost $36,990)	36,990
	Repurchase Agreements (a)(b) — 73.7%
13,449,015	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $13,449,053	13,449,015
	Total Repurchase Agreements (Cost $13,449,015)	13,449,015
	Total Investment Securities (Cost $13,486,005) † — 73.9%	13,486,005
	Other assets less liabilities — 26.1%	4,765,612
	Net Assets — 100.0%	$18,251,617

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,250,067.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	3	03/21/12	$388,031	$777

Cash collateral in the amount of $4,292 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(12,474,446)	$42,832
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(5,445,104)	(751,235)
		$(708,403)

See accompanying notes to the financial statements.

148 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TBF  Short 20+ Year Treasury

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$1,487,530	0.00%, due 12/01/11	$1,487,530
	Total U.S. Government & Agency Security (Cost $1,487,530)	1,487,530
	Repurchase Agreements (a)(b) — 77.6%
592,736,358	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $592,737,967	592,736,358
	Total Repurchase Agreements (Cost $592,736,358)	592,736,358
	Total Investment Securities (Cost $594,223,888) † — 77.8%	594,223,888
	Other assets less liabilities — 22.2%	169,929,588
	Net Assets — 100.0%	$764,153,476

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $129,394,599.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	307	03/21/12	$43,402,125	$363,341

Cash collateral in the amount of $1,150,874 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(145,058,728)	$(86,246,809)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(130,335,850)	(1,052,584)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(263,831,160)	2,613,383
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(198,862,446)	(256,515)
		$(84,942,525)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 149

  Short High Yield  SJB

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$86,219	0.00%, due 12/01/11	$86,219
	Total U.S. Government & Agency Security (Cost $86,219)	86,219
	Repurchase Agreements (a)(b) — 71.5%
33,410,265	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $33,410,357	33,410,265
	Total Repurchase Agreements (Cost $33,410,265)	33,410,265
	Total Investment Securities (Cost $33,496,484) † — 71.7%	33,496,484
	Other assets less liabilities — 28.3%	13,191,128
	Net Assets — 100.0%	$46,687,612

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,058,378.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short High Yield had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid High Yield Index	$(21,319,149)	$(754,075)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid High Yield Index	(25,062,400)	(1,821,320)
		$(2,575,395)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

150 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  IGS  Short Investment Grade Corporate

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 65.3%
	Federal Home Loan Bank
$2,321	0.00%, due 12/01/11	$2,321
	U.S. Treasury Bills
610,000	0.00%, due 12/01/11	610,000
610,000	0.00%, due 03/01/12	609,992
	Total U.S. Government & Agency Securities (Cost $1,222,313)	1,222,313
	Repurchase Agreements (a)(b) — 51.5%
964,406	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $964,408	964,406
	Total Repurchase Agreements (Cost $964,406)	964,406
	Total Investment Securities (Cost $2,186,719) † — 116.8%	2,186,719
	Liabilities in excess of other assets — (16.8%)	(315,044)
	Net Assets — 100.0%	$1,871,675

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $872,014.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements ††

Short Investment Grade Corporate had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Markit iBoxx® $ Liquid Investment Grade Index	$(19,995)	$(28)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Markit iBoxx® $ Liquid Investment Grade Index	(363,444)	2,793
Bond Index Swap Agreement with Goldman Sachs International, based on the Markit iBoxx® $ Liquid Investment Grade Index	(1,487,723)	(112,692)
		$(109,927)

††  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 151

  UltraShort 3-7 Year Treasury  TBZ

Principal Amount		Value
	U.S. Government & Agency Security (a) — 0.2%
	Federal Home Loan Bank
$9,220	0.00%, due 12/01/11	$9,220
	Total U.S. Government & Agency Security (Cost $9,220)	9,220
	Repurchase Agreements (a)(b) — 76.0%
3,252,895	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,252,905	3,252,895
	Total Repurchase Agreements (Cost $3,252,895)	3,252,895
	Total Investment Securities (Cost $3,262,115) † — 76.2%	3,262,115
	Other assets less liabilities — 23.8%	1,018,634
	Net Assets — 100.0%	$4,280,749

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $160,004.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	$(5,565,959)	$(30,137)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 3-7 Year Treasury Bond Index	(2,968,492)	(262,382)
		$(292,519)

See accompanying notes to the financial statements.

152 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  PST  UltraShort 7-10 Year Treasury

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 3.8%
	Federal Home Loan Bank
$771,222	0.00%, due 12/01/11	$771,222
	U.S. Treasury Bills
10,930,000	0.00%, due 12/01/11	10,929,999
3,710,000	0.00%, due 02/23/12	3,709,866
	Total U.S. Government & Agency Securities (Cost $15,411,087)	15,411,087
	Repurchase Agreements (a)(b) — 71.7%
288,421,442	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $288,422,225	288,421,442
	Total Repurchase Agreements (Cost $288,421,442)	288,421,442
	Total Investment Securities (Cost $303,832,529) † — 75.5%	303,832,529
	Other assets less liabilities — 24.5%	98,516,942
	Net Assets — 100.0%	$402,349,471

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $41,999,131.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Note Futures Contracts	247	03/21/12	$31,947,906	$18,903

Cash collateral in the amount of $233,280 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	$(137,438,207)	$(7,749,213)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(153,943,226)	494,450
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(101,898,916)	(14,322,974)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(37,581,164)	(735,969)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 7-10 Year Treasury Bond Index	(346,335,474)	163,877
		$(22,149,829)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 153

  UltraShort 20+ Year Treasury  TBT

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 22.5%
	Federal Home Loan Bank
$4,877,035	0.00%, due 12/01/11	$4,877,035
	U.S. Treasury Bills
451,668,000	0.00%, due 12/01/11	451,668,000
322,300,000	0.00%, due 02/23/12	322,288,344
	Total U.S. Government & Agency Securities (Cost $778,833,379)	778,833,379
	Repurchase Agreements (a)(b) — 94.4%
3,266,156,580	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,266,165,452	3,266,156,580
	Total Repurchase Agreements (Cost $3,266,156,580)	3,266,156,580
	Total Investment Securities (Cost $4,044,989,959) † — 116.9%	4,044,989,959
	Liabilities in excess of other assets — (16.9%)	(584,881,124)
	Net Assets — 100.0%	$3,460,108,835

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $2,744,493,002.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	3,133	03/21/12	$442,927,875	$4,026,945

Cash collateral in the amount of $9,491,576 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	$(894,879,284)	$(311,685,453)
Bond Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(867,450,251)	(550,466,300)
Bond Index Swap Agreement with Deutsche Bank AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(978,475,731)	(6,981,725)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(816,842,061)	(240,136,652)
Bond Index Swap Agreement with Merrill Lynch International, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,326,186,375)	(574,919,142)
Bond Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(489,960,067)	(632,005)
Bond Index Swap Agreement with UBS AG, based on the Barclays Capital U.S. 20+ Year Treasury Bond Index	(1,279,147,705)	(473,946,441)
		$(2,158,767,718)

See accompanying notes to the financial statements.

154 :: Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  TPS  UltraShort TIPS

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 81.0%
	Federal Home Loan Bank
$2,713	0.00%, due 12/01/11	$2,713
	U.S. Treasury Bills
600,000	0.00%, due 12/01/11	599,974
600,000	0.00%, due 03/01/12	599,992
	Total U.S. Government & Agency Securities (Cost $1,202,679)	1,202,679
	Repurchase Agreements (a)(b) — 64.2%
953,151	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $953,152	953,151
	Total Repurchase Agreements (Cost $953,151)	953,151
	Total Investment Securities (Cost $2,155,830) † — 145.2%	2,155,830
	Liabilities in excess of other assets — (45.2%)	(670,782)
	Net Assets — 100.0%	$1,485,048

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $641,007.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†  Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Bond Index Swap Agreement with Citibank, N.A., based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$(2,430,653)	$(173,157)
Bond Index Swap Agreement with Goldman Sachs International, based on the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(534,377)	(285,033)
		$(458,190)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Schedule of Portfolio Investments :: 155

  Credit Suisse 130/30  CSM

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 96.8%
9,431	Accenture plc, Class A (Information Technology)	0.6%	$546,338
5,354	Apache Corp. (Energy)	0.5%	532,402
6,990	Apple, Inc.* (Information Technology)	2.7%	2,671,578
14,608	Archer-Daniels-Midland Co. (Consumer Staples)	0.4%	439,993
48,409	AT&T, Inc. (Telecommunication Services)	1.4%	1,402,893
119,407	Bank of America Corp. (Financials)	0.7%	649,574
7,158	Caterpillar, Inc. (Industrials)	0.7%	700,625
7,526	Celgene Corp.* (Health Care)	0.5%	474,740
11,728	CenturyLink, Inc. (Telecommunication Services)	0.4%	440,034
15,853	Chevron Corp. (Energy)	1.6%	1,630,005
19,046	Coca-Cola Co. (The) (Consumer Staples)	1.3%	1,280,463
28,911	Comcast Corp., Class A (Consumer Discretionary)	0.7%	655,412
12,911	ConocoPhillips (Energy)	0.9%	920,813
6,433	Costco Wholesale Corp. (Consumer Staples)	0.6%	548,735
30,010	Dell, Inc.* (Information Technology)	0.5%	472,958
14,633	Eli Lilly & Co. (Health Care)	0.6%	553,859
35,094	Exxon Mobil Corp. (Energy)	2.8%	2,822,961
5,353	FedEx Corp. (Industrials)	0.4%	444,727
59,122	General Electric Co. (Industrials)	0.9%	940,631
12,401	Gilead Sciences, Inc.* (Health Care)	0.5%	494,180
2,087	Google, Inc., Class A* (Information Technology)	1.3%	1,250,927
13,834	Halliburton Co. (Energy)	0.5%	509,091
45,741	Intel Corp. (Information Technology)	1.2%	1,139,408
6,480	International Business Machines Corp. (Information Technology)	1.2%	1,218,240
13,106	Johnson & Johnson (Health Care)	0.9%	848,220
17,129	JPMorgan Chase & Co. (Financials)	0.5%	530,485
5,567	Lockheed Martin Corp. (Industrials)	0.4%	435,061
20,947	Lowe's Cos., Inc. (Consumer Discretionary)	0.5%	502,937

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,509	Mastercard, Inc., Class A (Information Technology)	0.6%	$565,196
59,353	Microsoft Corp. (Information Technology)	1.5%	1,518,250
32,291	News Corp., Class A (Consumer Discretionary)	0.6%	563,155
6,238	Norfolk Southern Corp. (Industrials)	0.5%	471,218
32,616	Oracle Corp. (Information Technology)	1.0%	1,022,512
37,490	Pfizer, Inc. (Health Care)	0.8%	752,424
15,379	Philip Morris International, Inc. (Consumer Staples)	1.2%	1,172,495
14,088	Procter & Gamble Co. (The) (Consumer Staples)	0.9%	909,662
8,674	Prudential Financial, Inc. (Financials)	0.4%	439,251
3,299	Public Storage (REIT) (Financials)	0.4%	435,138
12,812	Schlumberger Ltd. (Energy)	1.0%	965,128
4,287	Simon Property Group, Inc. (REIT) (Financials)	0.5%	533,046
10,096	Target Corp. (Consumer Discretionary)	0.5%	532,059
15,386	Time Warner, Inc. (Consumer Discretionary)	0.5%	535,741
10,569	United Parcel Service, Inc., Class B (Industrials)	0.8%	758,326
13,267	UnitedHealth Group, Inc. (Health Care)	0.7%	647,032
6,005	Visa, Inc., Class A (Information Technology)	0.6%	582,305
14,963	Walgreen Co. (Consumer Staples)	0.5%	504,552
14,405	Wal-Mart Stores, Inc. (Consumer Staples)	0.9%	848,454
6,594	WellPoint, Inc. (Health Care)	0.5%	465,207
30,867	Wells Fargo & Co. (Financials)	0.8%	798,221
2,091,479	Other Common Stocks	56.4%	55,980,142
	Total Common Stocks (Cost $96,807,033)		96,056,804
Principal Amount
	U.S. Government & Agency Security (a) —0.0% ‡
	Federal Home Loan Bank
$6,479	0.00%, due 12/01/11		6,479
	Total U.S. Government & Agency Security (Cost $6,479)		6,479

See accompanying notes to the financial statements.

156 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  CSM  Credit Suisse 130/30

Principal Amount		Value
	Repurchase Agreements (a)(b) — 2.3%
$2,288,080	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,288,085	$2,288,080
	Total Repurchase Agreements (Cost $2,288,080)	2,288,080
	Total Investment Securities (Cost $99,101,592) — 99.1%	98,351,363
	Other assets less liabilities — 0.9%	874,364
	Net Assets — 100.0%	$99,225,727

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $15,147,323.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT  Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,821,112
Aggregate gross unrealized depreciation	(7,178,739)
Net unrealized depreciation	$(1,357,627)
Federal income tax cost of investments	$99,708,990

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,669,882)	$1,338,086
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	16,351,370	572,782
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(14,551,709)	(1,854,748)
Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	17,020,483	(256,842)
		$(200,722)

Credit Suisse 130/30 invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	11.5%
Consumer Staples	11.0%
Energy	12.6%
Financials	12.0%
Health Care	10.9%
Industrials	9.4%
Information Technology	17.6%
Materials	4.0%
Telecommunication Services	2.8%
Utilities	5.0%
Other[1]	3.2%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 157

  Hedge Replication ETF  HDG

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 23.9%
1,849	ABB Ltd. (ADR)* (Industrials)	0.2%	$35,076
546	Anheuser-Busch InBev NV (ADR) (Consumer Staples)	0.2%	32,760
142	Apple, Inc.* (Information Technology)	0.3%	54,272
746	AstraZeneca plc (ADR) (Health Care)	0.2%	34,301
909	AT&T, Inc. (Telecommunication Services)	0.2%	26,343
817	BHP Billiton Ltd. (ADR) (Materials)	0.4%	61,414
580	BP plc (ADR) (Energy)	0.2%	25,259
369	British American Tobacco plc (ADR) (Consumer Staples)	0.2%	34,372
307	Chevron Corp. (Energy)	0.2%	31,566
1,061	Credit Suisse Group AG (ADR) (Financials)	0.2%	25,687
467	Delhaize Group S.A. (ADR) (Consumer Staples)	0.2%	27,576
371	Diageo plc (ADR) (Consumer Staples)	0.2%	31,761
746	Exxon Mobil Corp. (Energy)	0.4%	60,008
2,320	France Telecom S.A. (ADR) (Telecommunication Services)	0.3%	40,067
452	Fresenius Medical Care AG & Co. KGaA (ADR) (Health Care)	0.2%	31,043
1,626	General Electric Co. (Industrials)	0.2%	25,870
793	GlaxoSmithKline plc (ADR) (Health Care)	0.2%	35,273
432	Hitachi Ltd. (ADR) (Information Technology)	0.1%	24,110
778	Honda Motor Co., Ltd. (ADR) (Consumer Discretionary)	0.2%	24,624
874	HSBC Holdings plc (ADR) (Financials)	0.2%	34,217
183	International Business Machines Corp. (Information Technology)	0.2%	34,404
420	Johnson & Johnson (Health Care)	0.2%	27,182
664	Kubota Corp. (ADR) (Industrials)	0.2%	29,880
1,144	Microsoft Corp. (Information Technology)	0.2%	29,264
81	Mitsui & Co., Ltd. (ADR) (Industrials)	0.2%	25,228
577	National Grid plc (ADR) (Utilities)	0.2%	28,515
1,076	Nidec Corp. (ADR) (Industrials)	0.1%	24,393

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,857	Nippon Telegraph & Telephone Corp. (ADR) (Telecommunication Services)	0.3%	$45,868
974	Novartis AG (ADR) (Health Care)	0.3%	52,713
301	Novo Nordisk A/S (ADR) (Health Care)	0.2%	34,179
2,192	NTT DoCoMo, Inc. (ADR) (Telecommunication Services)	0.2%	38,930
3,938	Panasonic Corp. (ADR) (Consumer Discretionary)	0.2%	37,608
422	Procter & Gamble Co. (The) (Consumer Staples)	0.2%	27,249
1,287	Reed Elsevier N.V. (ADR) (Consumer Discretionary)	0.2%	30,360
504	Royal Dutch Shell plc, Class A (ADR) (Energy)	0.2%	35,280
483	Royal Dutch Shell plc, Class B (ADR) (Energy)	0.2%	34,868
911	Sanofi (ADR) (Health Care)	0.2%	31,894
494	SAP AG (ADR) (Information Technology)	0.2%	29,620
262	Shire plc (ADR) (Health Care)	0.2%	26,546
495	Siemens AG (ADR) (Industrials)	0.3%	50,198
594	Smith & Nephew plc (ADR) (Health Care)	0.2%	27,175
1,245	Statoil ASA (ADR) (Energy)	0.2%	32,270
4,469	Sumitomo Mitsui Financial Group, Inc. (ADR) (Financials)	0.2%	24,937
588	Syngenta AG (ADR)* (Materials)	0.2%	34,645
1,502	Telefonica S.A. (ADR) (Telecommunication Services)	0.2%	28,163
612	Total S.A. (ADR) (Energy)	0.2%	31,665
473	Toyota Motor Corp. (ADR) (Consumer Discretionary)	0.2%	31,175
859	Unilever plc (ADR) (Consumer Staples)	0.2%	28,888
334	Westpac Banking Corp. (ADR) (Financials)	0.2%	36,316
99,251	Other Common Stocks	13.4%	2,085,953
	Total Common Stocks (Cost $3,668,663)		3,730,965
No. of Warrants
	Warrants — 0.0%
6	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	0.0%	—
	Total Warrants (Cost $—)		—

See accompanying notes to the financial statements.

158 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  HDG  Hedge Replication ETF

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 56.8%
	Federal Home Loan Bank
$5,523	0.00%, due 12/01/11	$5,523
	U.S. Treasury Bill
8,844,000	0.00%, due 02/02/12	8,844,106
	Total U.S. Government & Agency Securities (Cost $8,849,484)	8,849,629
	Repurchase Agreements (a)(b) — 14.3%
2,226,644	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,226,649	2,226,644
	Total Repurchase Agreements (Cost $2,226,644)	2,226,644
	Total Investment Securities (Cost $14,744,791) — 95.0%	14,807,238
	Other assets less liabilities — 5.0%	772,785
	Net Assets — 100.0%	$15,580,023

*  Non-income producing security.

^  Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $— or 0.00% of net assets.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $520,019.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR  American Depositary Receipt

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,713
Aggregate gross unrealized depreciation	(106,562)
Net unrealized appreciation	$62,151
Federal income tax cost of investments	$14,745,087

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	17	12/19/11	$1,427,363	$27,100

Cash collateral in the amount of $36,445 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$132,592	$(107,190)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	1,656,079	(78,799)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	438,897	21,336
		$(164,653)

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 159

  Hedge Replication ETF  HDG

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	2.9%
Consumer Staples	2.3%
Energy	2.8%
Financials	3.2%
Health Care	3.2%
Industrials	2.5%
Information Technology	3.0%
Materials	1.7%
Telecommunication Services	1.7%
Utilities	0.6%
Other[1]	76.1%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

160 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

  RALS  RAFI® Long/Short

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.2%
4,043	Allstate Corp. (The) (Financials)	0.7%	$108,312
5,672	Altria Group, Inc. (Consumer Staples)	1.1%	162,730
3,009	Ameren Corp. (Utilities)	0.7%	101,734
2,820	AmerisourceBergen Corp. (Health Care)	0.7%	104,763
10,626	AT&T, Inc. (Telecommunication Services)	2.0%	307,941
26,669	Bank of America Corp. (Financials)	1.0%	145,079
3,418	Bristol-Myers Squibb Co. (Health Care)	0.7%	111,837
1,890	Capital One Financial Corp. (Financials)	0.6%	84,407
3,075	Cardinal Health, Inc. (Health Care)	0.9%	130,565
2,654	Chevron Corp. (Energy)	1.8%	272,884
5,469	Citigroup, Inc. (Financials)	1.0%	150,288
3,873	ConocoPhillips (Energy)	1.8%	276,222
2,788	Constellation Energy Group, Inc. (Utilities)	0.7%	111,966
2,074	CVS Caremark Corp. (Consumer Staples)	0.5%	80,554
8,088	Dean Foods Co.* (Consumer Staples)	0.6%	82,174
5,860	Dell, Inc.* (Information Technology)	0.6%	92,354
2,191	Eli Lilly & Co. (Health Care)	0.6%	82,929
2,001	Exxon Mobil Corp. (Energy)	1.1%	160,960
6,693	Fidelity National Financial, Inc., Class A (Financials)	0.7%	106,218
2,254	FirstEnergy Corp. (Utilities)	0.7%	100,235
11,913	General Electric Co. (Industrials)	1.2%	189,536
4,824	Hartford Financial Services Group, Inc. (Financials)	0.6%	85,674
2,867	Hewlett-Packard Co. (Information Technology)	0.5%	80,133
2,025	Home Depot, Inc. (The) (Consumer Discretionary)	0.5%	79,421
1,175	Humana, Inc. (Health Care)	0.7%	104,199
4,891	Ingram Micro, Inc., Class A* (Information Technology)	0.6%	88,087
5,529	Intel Corp. (Information Technology)	0.9%	137,727
3,633	JPMorgan Chase & Co. (Financials)	0.7%	112,514

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,298	Kroger Co. (The) (Consumer Staples)	0.7%	$99,628
1,003	Lockheed Martin Corp. (Industrials)	0.5%	78,384
3,165	Macy's, Inc. (Consumer Discretionary)	0.7%	102,324
3,268	Marathon Oil Corp. (Energy)	0.6%	91,373
1,574	McKesson Corp. (Health Care)	0.8%	127,982
2,048	Motorola Solutions, Inc. (Information Technology)	0.6%	95,580
3,922	NRG Energy, Inc.* (Utilities)	0.5%	77,185
936	ONEOK, Inc. (Utilities)	0.5%	77,838
10,067	Pfizer, Inc. (Health Care)	1.3%	202,045
3,944	Safeway, Inc. (Consumer Staples)	0.5%	78,880
30,970	Sprint Nextel Corp.* (Telecommunication Services)	0.6%	83,619
2,876	Sunoco, Inc. (Energy)	0.7%	111,618
12,353	SUPERVALU, Inc. (Consumer Staples)	0.6%	90,795
4,098	Tesoro Corp.* (Energy)	0.6%	97,901
3,607	Time Warner, Inc. (Consumer Discretionary)	0.8%	125,596
2,499	Travelers Cos., Inc. (The) (Financials)	0.9%	140,569
2,264	UnitedHealth Group, Inc. (Health Care)	0.7%	110,415
7,596	Valero Energy Corp. (Energy)	1.1%	169,163
6,851	Verizon Communications, Inc. (Telecommunication Services)	1.7%	258,488
2,497	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	147,073
2,148	WellPoint, Inc. (Health Care)	1.0%	151,541
559,245	Other Common Stocks	49.6%	7,524,362
	Total Common Stocks (Cost $14,863,454)		13,693,802
Principal Amount
	U.S. Government & Agency Security (a) —0.0% ‡
	Federal Home Loan Bank
$3,332	0.00%, due 12/01/11		3,332
	Total U.S. Government & Agency Security (Cost $3,332)		3,332

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Summary Schedule of Portfolio Investments :: 161

  RAFI® Long/Short  RALS

Principal Amount		Value
	Repurchase Agreements (a)(b) — 7.6%
$1,144,382	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,144,384	$1,144,382
	Total Repurchase Agreements (Cost $1,144,382)	1,144,382
	Total Investment Securities (Cost $16,011,168) — 97.8%	14,841,516
	Other assets less liabilities — 2.2%	339,372
	Net Assets — 100.0%	$15,180,888

*  Non-income producing security.

‡  Amount represents less than 0.05%.

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,054,534.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,566
Aggregate gross unrealized depreciation	(2,315,387)
Net unrealized depreciation	$(1,828,821)
Federal income tax cost of investments	$16,670,337

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(14,522,387)	$1,441,301
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	203,147	(470,259)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(1,105,095)	(1,461,482)
Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	1,684,648	359,619
		$(130,821)

RAFI® Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	9.7%
Consumer Staples	10.3%
Energy	11.1%
Financials	15.4%
Health Care	11.2%
Industrials	8.7%
Information Technology	9.0%
Materials	3.1%
Telecommunication Services	5.0%
Utilities	6.7%
Other[1]	9.8%
100.0%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

162 :: Summary Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Statements of Assets and Liabilities

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 163

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
ASSETS:
Securities and Repurchase Agreements, at cost	$695,347,097	$281,740,377	$1,574,626,143	$4,508,467	$183,287,742	$32,078,160
Securities, at value	487,356,831	197,668,663	1,225,995,922	926,942	131,871,711	22,599,939
Repurchase agreements, at value	178,171,645	76,965,768	276,834,116	3,584,674	47,384,659	10,673,433
Total Investment Securities	665,528,476	274,634,431	1,502,830,038	4,511,616	179,256,370	33,273,372
Cash	74,608,700	32,403,099	113,408,430	1,546,821	21,696,748	4,387,287
Segregated cash balances with brokers for futures contracts	7,355,695	3,595,020	16,003,110	—	1,112,669	—
Segregated cash balances with custodian for swap agreements	610,000	—	—	641,656	—	—
Dividends and interest receivable	728,294	529,021	2,921,943	810	166,685	22,203
Receivable for investments sold	7,151	—	52,623,797	506	78,530	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	8,012,702	—	—	—	—
Receivable from Advisor	—	—	—	37,842	—	—
Reclaims receivable	—	—	1,551	—	—	—
Receivable for variation margin on futures contracts	3,534,140	1,981,870	9,511,781	—	665,145	—
Unrealized appreciation on swap agreements	30,715,824	5,786,798	15,429,640	1,021,926	1,151,245	7,728
Prepaid licensing fees	—	—	—	846	—	—
Prepaid expenses	4,181	1,620	8,401	40	744	219
Total Assets	783,092,461	326,944,561	1,712,738,691	7,762,063	204,128,136	37,690,809
LIABILITIES:
Payable for investments purchased	41,103,446	46,037,292	57,140,386	415,670	—	27,909
Payable for capital shares redeemed	—	—	54,817,006	—	—	—
Advisory fees payable	353,595	143,085	912,508	—	104,430	9,472
Management Services fees payable	54,419	21,208	121,667	—	14,996	2,906
Custodian fees payable	86,423	29,009	186,546	54,761	36,755	18,006
Administration fees payable	17,344	11,771	21,692	4,623	10,332	4,833
Trustee fees payable	3,558	1,465	7,725	40	537	175
Licensing fees payable	289,400	9,615	2,301	—	1,351	4,495
Professional fees payable	16,209	12,521	29,551	8,466	10,037	8,870
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	12,913,503	472,068	12,752,212	95,315	5,666,540	411,261
Other liabilities	144,921	55,947	305,007	2,959	26,167	7,751
Total Liabilities	54,982,818	46,793,981	126,296,601	581,834	5,871,145	495,678
NET ASSETS	$728,109,643	$280,150,580	$1,586,442,090	$7,180,229	$198,256,991	$37,195,131
NET ASSETS CONSIST OF:
Paid in Capital	$1,229,544,000	$523,946,571	$2,320,449,461	$4,656,201	$219,587,783	$42,783,204
Accumulated undistributed net investment income (loss)	(3,252,435)	270,307	2,796,171	(29,514)	(423,983)	(71,109)
Accumulated net realized gains (losses) on investments	(492,436,602)	(246,187,413)	(684,396,446)	1,623,782	(13,347,496)	(6,308,643)
Net unrealized appreciation (depreciation) on:
Investments	(29,818,621)	(7,105,946)	(71,796,105)	3,149	(4,031,372)	1,195,212
Futures contracts	6,270,980	3,912,331	16,711,581	—	987,354	—
Swap agreements	17,802,321	5,314,730	2,677,428	926,611	(4,515,295)	(403,533)
NET ASSETS	$728,109,643	$280,150,580	$1,586,442,090	$7,180,229	$198,256,991	$37,195,131
Shares (unlimited number of shares authorized, no par value)	8,775,000	4,800,000	34,725,000	100,001	3,525,000	900,000
Net Asset Value	$82.98	$58.36	$45.69	$71.80	$56.24	$41.33

See accompanying notes to the financial statements.

164 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$280,375,829	$170,818,606	$47,986,554	$268,335,069	$24,924,110	$86,305,252
Securities, at value	212,046,803	125,959,539	38,759,147	156,987,510	6,761,560	70,417,716
Repurchase agreements, at value	49,194,780	40,079,093	8,556,904	109,799,738	17,776,617	14,124,177
Total Investment Securities	261,241,583	166,038,632	47,316,051	266,787,248	24,538,177	84,541,893
Cash	22,051,007	18,477,441	3,711,552	52,059,055	8,401,567	6,864,347
Segregated cash balances with brokers for futures contracts	2,412,000	2,843,465	999,570	6,947,765	299,339	1,688,400
Segregated cash balances with custodian for swap agreements	51	12,425,945	5,010,000	29,223,975	—	73
Dividends and interest receivable	184,558	217,068	158,960	311,445	9,205	59,063
Receivable for investments sold	275,608	2,158	—	27,263,877	4,611	24,782
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	2,604,038	12,721,671	5,510,058	—	2,526,946	—
Receivable from Advisor	—	—	—	—	355	—
Reclaims receivable	—	—	—	253	—	—
Receivable for variation margin on futures contracts	1,501,200	1,366,180	551,045	3,692,087	182,612	1,050,840
Unrealized appreciation on swap agreements	8,798,867	9,269,795	5,348,580	21,434,093	3,461,375	1,161,700
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	1,297	1,000	210	1,464	193	330
Total Assets	299,070,209	223,363,355	68,606,026	407,721,262	39,424,380	95,391,428
LIABILITIES:
Payable for investments purchased	7,851,600	12,485,910	5,264,909	84,514	2,366,552	2,259,425
Payable for capital shares redeemed	—	—	—	29,521,168	—	—
Advisory fees payable	91,943	76,745	17,499	162,206	—	12,453
Management Services fees payable	21,466	14,314	4,778	25,934	—	6,555
Custodian fees payable	163,048	18,825	4,532	89,637	14,487	86,832
Administration fees payable	14,116	9,331	5,636	13,093	3,964	8,351
Trustee fees payable	1,163	1,114	402	1,989	208	377
Licensing fees payable	45,163	38,991	1,690	5,405	3,956	8,150
Professional fees payable	11,575	11,353	9,532	12,647	9,265	9,627
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,381,941	7,041,524	490,120	5,693,757	2,026,123	3,602,767
Other liabilities	47,962	41,271	11,329	66,841	8,722	14,766
Total Liabilities	12,629,977	19,739,378	5,810,427	35,677,191	4,433,277	6,009,303
NET ASSETS	$286,440,232	$203,623,977	$62,795,599	$372,044,071	$34,991,103	$89,382,125
NET ASSETS CONSIST OF:
Paid in Capital	$426,664,371	$132,876,862	$52,691,652	$304,250,898	$26,291,803	$86,987,494
Accumulated undistributed net investment income (loss)	(170,556)	(582,222)	134,951	8,609	(137,107)	(172,677)
Accumulated net realized gains (losses) on investments	(127,836,471)	72,909,487	5,220,906	50,722,319	7,569,237	5,671,672
Net unrealized appreciation (depreciation) on:
Investments	(19,134,246)	(4,779,974)	(670,503)	(1,547,821)	(385,933)	(1,763,359)
Futures contracts	2,500,208	971,553	560,133	2,869,730	217,851	1,100,062
Swap agreements	4,416,926	2,228,271	4,858,460	15,740,336	1,435,252	(2,441,067)
NET ASSETS	$286,440,232	$203,623,977	$62,795,599	$372,044,071	$34,991,103	$89,382,125
Shares (unlimited number of shares authorized, no par value)	8,250,000	2,900,000	500,001	6,300,000	600,000	1,800,000
Net Asset Value	$34.72	$70.22	$125.59	$59.05	$58.32	$49.66

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 165

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$4,685,824	$10,652,987	$6,680,621	$12,031,219	$12,068,657	$12,837,413
Securities, at value	3,280,262	10,025,075	4,443,155	6,999,770	8,263,830	10,900,226
Repurchase agreements, at value	1,467,777	2,593,337	1,991,815	5,134,955	2,860,533	3,633,538
Total Investment Securities	4,748,039	12,618,412	6,434,970	12,134,725	11,124,363	14,533,764
Cash	670,070	1,127,003	849,682	2,255,987	1,350,636	1,669,129
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	2
Dividends and interest receivable	10,097	22,561	9,391	7,927	10,980	6,294
Receivable for investments sold	310	13,331	1,433	15,459	10,397	36,772
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	19,694	12,116	23,411	12,443	19,484	12,751
Reclaims receivable	—	1	7	1	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	514,977	1,464,935	—	563,670	539,627	2,247,914
Prepaid licensing fees	—	—	—	—	183	—
Prepaid expenses	68	77	40	77	85	161
Total Assets	5,963,255	15,258,436	7,318,934	14,990,289	13,055,755	18,506,787
LIABILITIES:
Payable for investments purchased	—	5,988	—	1,474,153	3,927	760
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	—	—	—	—	—
Custodian fees payable	9,373	7,983	19,700	12,848	27,986	23,291
Administration fees payable	1,615	2,552	1,618	2,199	3,126	3,631
Trustee fees payable	33	73	35	64	30	104
Licensing fees payable	2,896	4,391	3,684	2,841	—	3,477
Professional fees payable	8,485	8,577	8,475	8,560	8,524	8,679
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	61,415	165,444	186,746	384,863	188,341	317,704
Other liabilities	2,858	3,717	2,402	3,540	3,426	5,692
Total Liabilities	86,675	198,725	222,660	1,889,068	235,360	363,338
NET ASSETS	$5,876,580	$15,059,711	$7,096,274	$13,101,221	$12,820,395	$18,143,449
NET ASSETS CONSIST OF:
Paid in Capital	$13,725,067	$23,534,739	$7,791,923	$21,420,223	$20,564,689	$20,309,285
Accumulated undistributed net investment income (loss)	15,712	38,605	1,577	(90,073)	(11,790)	(125,840)
Accumulated net realized gains (losses) on investments	(8,379,976)	(11,778,549)	(264,829)	(8,511,242)	(7,139,496)	(5,666,557)
Net unrealized appreciation (depreciation) on:
Investments	62,215	1,965,425	(245,651)	103,506	(944,294)	1,696,351
Futures contracts	—	—	—	—	—	—
Swap agreements	453,562	1,299,491	(186,746)	178,807	351,286	1,930,210
NET ASSETS	$5,876,580	$15,059,711	$7,096,274	$13,101,221	$12,820,395	$18,143,449
Shares (unlimited number of shares authorized, no par value)	225,000	300,000	225,000	300,000	525,000	450,000
Net Asset Value	$26.12	$50.20	$31.54	$43.67	$24.42	$40.32

See accompanying notes to the financial statements.

166 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
ASSETS:
Securities and Repurchase Agreements, at cost	$244,608,260	$15,707,420	$8,687,987	$6,377,637	$815,681,891	$28,299,310
Securities, at value	170,303,797	11,518,037	6,811,153	1,550,959	562,516,055	27,046,630
Repurchase agreements, at value	54,539,929	3,316,243	1,833,801	4,876,113	199,976,608	3,519,033
Total Investment Securities	224,843,726	14,834,280	8,644,954	6,427,072	762,492,663	30,565,663
Cash	25,033,402	1,578,653	883,842	2,234,854	100,835,070	1,450,843
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	1,307,536	—
Dividends and interest receivable	775,099	6,845	15,170	1,251	1,118,152	73,287
Receivable for investments sold	—	—	—	101	—	—
Due from counterparty	499,088	—	11,639	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	12,084	13,455	14,595	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	14,941,658	812,281	1,930,107	1,174,733	—	2,707,732
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	1,869	31	74	55	5,821	163
Total Assets	266,094,842	17,244,174	11,499,241	9,852,661	865,759,242	34,797,688
LIABILITIES:
Payable for investments purchased	1,398,184	3,864	—	1,494,446	116,498	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	131,427	—	—	—	410,287	7,067
Management Services fees payable	19,968	—	—	—	59,063	2,695
Custodian fees payable	30,973	3,323	4,880	5,342	87,258	8,057
Administration fees payable	11,474	1,917	1,611	1,652	18,078	4,065
Trustee fees payable	1,153	119	58	58	2,759	186
Licensing fees payable	13,193	13,826	4,245	4,222	60,771	5,288
Professional fees payable	11,250	9,019	8,525	8,505	26,718	8,782
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	11,243,583	516,991	17,256	616,054	124,228,914	63,553
Other liabilities	54,282	2,625	3,406	2,960	171,351	4,288
Total Liabilities	12,915,487	551,684	39,981	2,133,239	125,181,697	103,981
NET ASSETS	$253,179,355	$16,692,490	$11,459,260	$7,719,422	$740,577,545	$34,693,707
NET ASSETS CONSIST OF:
Paid in Capital	$167,895,601	$23,265,632	$3,488,420	$5,866,540	$3,313,056,065	$40,546,288
Accumulated undistributed net investment income (loss)	359,618	(108,022)	21,770	(37,780)	432,655	54,287
Accumulated net realized gains (losses) on investments	100,990,595	(5,887,270)	6,079,252	1,282,548	(2,395,493,033)	(10,817,400)
Net unrealized appreciation (depreciation) on:
Investments	(19,764,534)	(873,140)	(43,033)	49,435	(53,189,228)	2,266,353
Futures contracts	—	—	—	—	—	—
Swap agreements	3,698,075	295,290	1,912,851	558,679	(124,228,914)	2,644,179
NET ASSETS	$253,179,355	$16,692,490	$11,459,260	$7,719,422	$740,577,545	$34,693,707
Shares (unlimited number of shares authorized, no par value)	7,275,000	250,001	150,000	150,000	17,359,625	600,000
Net Asset Value	$34.80	$66.77	$76.40	$51.46	$42.66	$57.82

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 167

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$21,168,163	$258,228,279	$312,942,098	$3,038,953	$38,404,060	$89,003,365
Securities, at value	14,356,092	171,936,571	221,478,944	2,309,941	26,607,412	56,113,546
Repurchase agreements, at value	5,058,352	78,919,186	78,506,875	715,368	10,661,627	29,260,076
Total Investment Securities	19,414,444	250,855,757	299,985,819	3,025,309	37,269,039	85,373,622
Cash	2,133,505	32,930,583	33,414,496	361,015	4,824,090	11,871,726
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	359,690	1,644,275	—	—	—
Dividends and interest receivable	34,925	680,202	201,460	4,120	114,146	118,415
Receivable for investments sold	46,300	—	—	—	3,322	1,118
Due from counterparty	—	580,234	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	21,338	—	—
Reclaims receivable	135	5,402	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	3,250,551	10,067,866	22,180,421	231,607	4,398,415	2,446,615
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	292	2,210	2,497	61	304	657
Total Assets	24,880,152	295,481,944	357,428,968	3,643,450	46,609,316	99,812,153
LIABILITIES:
Payable for investments purchased	—	—	219,933	9,005	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	724	145,472	192,464	—	14,250	41,380
Management Services fees payable	2,029	22,305	28,080	—	3,727	7,907
Custodian fees payable	14,814	42,996	39,755	2,917	7,918	19,139
Administration fees payable	3,271	12,083	13,289	293	5,373	7,894
Trustee fees payable	186	1,372	1,785	—	174	356
Licensing fees payable	4,824	13,515	17,774	293	5,264	6,994
Professional fees payable	8,930	10,514	12,202	8,834	8,994	9,602
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	202,317	5,499,507	14,728,666	98,733	1,078,956	4,238,302
Other liabilities	9,551	57,880	78,508	1,923	9,988	17,021
Total Liabilities	246,646	5,805,644	15,332,456	121,998	1,134,644	4,348,595
NET ASSETS	$24,633,506	$289,676,300	$342,096,512	$3,521,452	$45,474,672	$95,463,558
NET ASSETS CONSIST OF:
Paid in Capital	$17,967,550	$198,969,766	$211,992,692	$6,211,628	$57,102,193	$76,996,188
Accumulated undistributed net investment income (loss)	36,601	618,773	221,158	5,634	(14,300)	(348,625)
Accumulated net realized gains (losses) on investments	5,334,840	92,891,924	135,387,186	(2,815,040)	(13,797,659)	24,237,425
Net unrealized appreciation (depreciation) on:
Investments	(1,753,719)	(7,372,522)	(12,956,279)	(13,644)	(1,135,021)	(3,629,743)
Futures contracts	—	—	—	—	—	—
Swap agreements	3,048,234	4,568,359	7,451,755	132,874	3,319,459	(1,791,687)
NET ASSETS	$24,633,506	$289,676,300	$342,096,512	$3,521,452	$45,474,672	$95,463,558
Shares (unlimited number of shares authorized, no par value)	600,000	6,375,000	7,229,372	100,001	1,275,000	1,575,000
Net Asset Value	$41.06	$45.44	$47.32	$35.21	$35.67	$60.61

See accompanying notes to the financial statements.

168 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$2,753,391	$16,552,264	$4,039,825	$19,789,067	$2,061,320	$1,685,143
Securities, at value	1,508,182	13,728,287	546,959	3,652,686	901,946	3,189
Repurchase agreements, at value	1,121,610	3,952,588	3,492,866	16,133,372	1,159,374	1,681,954
Total Investment Securities	2,629,792	17,680,875	4,039,825	19,786,058	2,061,320	1,685,143
Cash	530,207	1,728,939	1,535,822	7,326,323	525,063	746,563
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	510,000	—	—
Dividends and interest receivable	470	46,216	2	5,667	1	1
Receivable for investments sold	17,445	—	—	—	—	—
Due from counterparty	—	23,065	—	—	—	—
Receivable for capital shares issued	—	3,728,557	—	—	—	—
Receivable from Advisor	21,408	12,759	9,348	—	12,474	12,316
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	132,209	101,304	894,845	929,196	437,712	341,419
Prepaid licensing fees	—	—	761	—	—	—
Prepaid expenses	37	62	42	159	77	54
Total Assets	3,331,568	23,321,777	6,480,645	28,557,403	3,036,647	2,785,496
LIABILITIES:
Payable for investments purchased	7,127	3,621,771	269,997	1,465,982	449,994	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	2,907	—	—
Management Services fees payable	—	—	—	1,959	—	—
Custodian fees payable	1,214	2,773	673	7,505	309	295
Administration fees payable	647	1,837	755	2,305	—	—
Trustee fees payable	21	31	32	82	15	14
Licensing fees payable	4,291	4,215	—	23,740	7,786	3,765
Professional fees payable	8,435	8,485	8,456	8,643	8,800	8,802
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	67,914	—	3,078	2,534,597	38,102	10,355
Other liabilities	2,756	2,605	1,008	4,237	475	425
Total Liabilities	92,405	3,641,717	283,999	4,051,957	505,481	23,656
NET ASSETS	$3,239,163	$19,680,060	$6,196,646	$24,505,446	$2,531,166	$2,761,840
NET ASSETS CONSIST OF:
Paid in Capital	$2,484,969	$27,565,819	$5,575,174	$23,453,595	$2,605,002	$2,851,460
Accumulated undistributed net investment income (loss)	41,077	59,135	(80,782)	(239,198)	(33,075)	(34,441)
Accumulated net realized gains (losses) on investments	772,421	(9,174,809)	(189,513)	2,899,459	(440,371)	(386,243)
Net unrealized appreciation (depreciation) on:
Investments	(123,599)	1,128,611	—	(3,009)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	64,295	101,304	891,767	(1,605,401)	399,610	331,064
NET ASSETS	$3,239,163	$19,680,060	$6,196,646	$24,505,446	$2,531,166	$2,761,840
Shares (unlimited number of shares authorized, no par value)	75,000	375,000	100,001	350,001	100,001	100,001
Net Asset Value	$43.19	$52.48	$61.97	$70.02	$25.31	$27.62

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 169

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$11,457,069	$33,994,942	$19,398,995	$653,654	$11,857,158	$20,127,529
Securities, at value	12,049	11,966,079	35,586	929	5,855,473	4,187,647
Repurchase agreements, at value	11,445,020	22,028,863	19,363,409	652,725	6,257,732	16,396,618
Total Investment Securities	11,457,069	33,994,942	19,398,995	653,654	12,113,205	20,584,265
Cash	5,490,992	10,016,772	8,642,577	302,877	2,553,913	6,644,730
Segregated cash balances with brokers for futures contracts	—	—	—	—	4,320	37,665
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	8	15	14	—	17,574	24,459
Receivable for investments sold	—	—	—	—	363,441	239,259
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	2,066	—	—	13,629	—	2,109
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	711,156	400,512	189,617	556,717	12,118,162	4,641,745
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	118	282	250	399	37	91
Total Assets	17,661,409	44,412,523	28,231,453	1,527,276	27,170,652	32,174,323
LIABILITIES:
Payable for investments purchased	—	5,854,926	—	—	1,353,769	305,461
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	13,800	10,121	—	7,627	—
Management Services fees payable	—	2,417	1,942	—	3,103	—
Custodian fees payable	904	2,576	2,294	277	3,601	2,444
Administration fees payable	712	2,571	2,106	—	3,673	3,721
Trustee fees payable	69	164	297	7	756	138
Licensing fees payable	3,765	8,392	7,837	3,765	5,512	1,051
Professional fees payable	8,935	8,935	8,993	8,783	9,857	9,063
Payable for variation margin on futures contracts	—	—	—	—	846	15,721
Unrealized depreciation on swap agreements	5,908,363	9,077,696	3,356,916	—	—	3,359
Other liabilities	2,267	9,013	8,467	415	13,315	5,387
Total Liabilities	5,925,015	14,980,490	3,398,973	13,247	1,402,059	346,345
NET ASSETS	$11,736,394	$29,432,033	$24,832,480	$1,514,029	$25,768,593	$31,827,978
NET ASSETS CONSIST OF:
Paid in Capital	$18,239,626	$35,376,588	$26,262,259	$1,379,043	$8,504,031	$25,414,334
Accumulated undistributed net investment income (loss)	(135,053)	(398,175)	(287,872)	(18,214)	73,212	(28,342)
Accumulated net realized gains (losses) on investments	(1,170,972)	3,130,804	2,025,392	(403,517)	4,817,141	1,352,262
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	256,047	456,736
Futures contracts	—	—	—	—	—	(5,398)
Swap agreements	(5,197,207)	(8,677,184)	(3,167,299)	556,717	12,118,162	4,638,386
NET ASSETS	$11,736,394	$29,432,033	$24,832,480	$1,514,029	$25,768,593	$31,827,978
Shares (unlimited number of shares authorized, no par value)	600,001	600,001	450,001	50,001	250,001	250,001
Net Asset Value	$19.56	$49.05	$55.18	$30.28	$103.07	$127.31

See accompanying notes to the financial statements.

170 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$1,550,027	$1,314,170	$219,208,796	$223,686,216	$1,906,822,093	$30,857,957
Securities, at value	3,117	43,033	39,205,164	49,677,490	254,898,036	76,837
Repurchase agreements, at value	1,546,910	1,271,137	180,003,632	174,008,726	1,651,924,057	30,781,120
Total Investment Securities	1,550,027	1,314,170	219,208,796	223,686,216	1,906,822,093	30,857,957
Cash	678,780	537,656	74,692,876	71,454,536	683,155,702	12,875,545
Segregated cash balances with brokers for futures contracts	—	—	6,086,765	4,071,980	17,110,500	443,003
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	1	1	132	129	1,217	22
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	23,231
Receivable for capital shares issued	—	—	16,919,150	—	—	—
Receivable from Advisor	5,215	4,265	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	349,772	2,462,710	294,486	35,058,037	278,087
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	19	21	1,296	1,115	7,359	103
Total Assets	2,234,042	2,205,885	319,371,725	299,508,462	2,642,154,908	44,477,948
LIABILITIES:
Payable for investments purchased	—	20,000	—	11,918,849	—	—
Payable for capital shares redeemed	—	—	14,032,473	—	27,642,077	—
Advisory fees payable	—	—	157,549	162,664	1,613,854	25,342
Management Services fees payable	—	—	22,956	22,105	215,179	3,527
Custodian fees payable	535	530	16,388	16,268	86,207	5,302
Administration fees payable	159	188	9,033	8,924	20,966	3,629
Trustee fees payable	32	31	1,421	1,315	12,955	242
Licensing fees payable	14,593	8,535	113,471	18,961	2,302	1,352
Professional fees payable	6,572	6,568	11,746	11,376	32,445	8,833
Payable for variation margin on futures contracts	—	—	2,865,926	2,158,672	8,524,372	244,869
Unrealized depreciation on swap agreements	323,047	7,307	7,442,447	3,437,100	90,980,287	2,494,673
Other liabilities	224	294	31,920	31,247	307,151	1,438
Total Liabilities	345,162	43,453	24,705,330	17,787,481	129,437,795	2,789,207
NET ASSETS	$1,888,880	$2,162,432	$294,666,395	$281,720,981	$2,512,717,113	$41,688,741
NET ASSETS CONSIST OF:
Paid in Capital	$2,231,654	$1,839,075	$478,260,550	$445,974,068	$3,722,757,466	$84,639,978
Accumulated undistributed net investment income (loss)	(19,727)	(19,115)	(2,478,849)	(2,475,600)	(17,380,022)	(365,888)
Accumulated net realized gains (losses) on investments	—	7	(177,143,211)	(157,577,796)	(1,135,808,874)	(40,339,629)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	1,007,642	(1,057,077)	(929,207)	(29,134)
Swap agreements	(323,047)	342,465	(4,979,737)	(3,142,614)	(55,922,250)	(2,216,586)
NET ASSETS	$1,888,880	$2,162,432	$294,666,395	$281,720,981	$2,512,717,113	$41,688,741
Shares (unlimited number of shares authorized, no par value)	50,001	50,001	9,450,000	7,125,000	61,351,429	1,350,000
Net Asset Value	$37.78	$43.25	$31.18	$39.54	$40.96	$30.88

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 171

	Short SmallCap600	Short Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000
ASSETS:
Securities and Repurchase Agreements, at cost	$22,488,083	$378,843,593	$518,663,039	$264,208,450	$1,798,495,743	$1,528,021
Securities, at value	55,944	19,106,397	109,523,576	29,436,056	472,334,247	2,642
Repurchase agreements, at value	22,432,139	359,737,196	409,139,463	234,772,394	1,326,161,496	1,525,379
Total Investment Securities	22,488,083	378,843,593	518,663,039	264,208,450	1,798,495,743	1,528,021
Cash	9,385,404	147,760,798	179,965,241	102,756,265	571,991,151	687,691
Segregated cash balances with brokers for futures contracts	—	10,129,000	13,460,365	6,614,180	20,359,200	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	17	266	287	166	946	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	11,534
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	6,659,116	13,625,295	193,762	5,709,544	63,832
Prepaid licensing fees	—	—	—	—	—	846
Prepaid expenses	237	1,409	3,346	1,453	10,080	108
Total Assets	31,873,741	543,394,182	725,717,573	373,774,276	2,396,566,664	2,292,033
LIABILITIES:
Payable for investments purchased	—	—	—	7,976,899	—	—
Payable for capital shares redeemed	—	20,276,675	61,332,877	10,513,212	84,838,118	—
Advisory fees payable	15,210	301,529	416,392	226,389	1,479,706	—
Management Services fees payable	2,665	45,557	58,747	30,051	197,293	—
Custodian fees payable	3,436	20,566	91,378	30,575	140,028	250
Administration fees payable	2,803	13,172	14,694	10,591	20,944	433
Trustee fees payable	214	2,976	3,340	1,463	12,167	6
Licensing fees payable	4,495	184,516	203,039	24,421	8,997	—
Professional fees payable	8,993	13,559	14,747	9,817	22,496	8,380
Payable for variation margin on futures contracts	—	6,027,569	6,337,741	3,505,786	10,145,408	—
Unrealized depreciation on swap agreements	683,246	2,717,418	4,368,518	25,409,386	165,255,859	255,202
Other liabilities	7,085	53,247	87,167	45,075	365,082	443
Total Liabilities	728,147	29,656,784	72,928,640	47,783,665	262,486,098	264,714
NET ASSETS	$31,145,594	$513,737,398	$652,788,933	$325,990,611	$2,134,080,566	$2,027,319
NET ASSETS CONSIST OF:
Paid in Capital	$59,019,284	$732,223,536	$1,958,930,647	$1,001,651,336	$5,949,753,210	$5,518,075
Accumulated undistributed net investment income (loss)	(450,014)	(3,859,906)	(6,838,209)	(3,513,290)	(20,752,750)	(18,344)
Accumulated net realized gains (losses) on investments	(26,740,430)	(217,537,188)	(1,310,473,345)	(645,791,307)	(3,633,218,904)	(3,281,042)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	(1,030,742)	1,913,063	(1,140,504)	(2,154,675)	—
Swap agreements	(683,246)	3,941,698	9,256,777	(25,215,624)	(159,546,315)	(191,370)
NET ASSETS	$31,145,594	$513,737,398	$652,788,933	$325,990,611	$2,134,080,566	$2,027,319
Shares (unlimited number of shares authorized, no par value)	1,200,000	17,100,000	14,532,771	20,475,000	107,475,000	150,001
Net Asset Value	$25.95	$30.04	$44.92	$15.92	$19.86	$13.52

See accompanying notes to the financial statements.

172 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
ASSETS:
Securities and Repurchase Agreements, at cost	$31,650,477	$14,841,332	$302,758,062	$108,427,023	$60,157,987	$465,618,232
Securities, at value	71,695	31,148	43,259,349	31,943,696	18,158,751	149,746,965
Repurchase agreements, at value	31,578,782	14,810,184	259,498,713	76,483,327	41,999,236	315,871,267
Total Investment Securities	31,650,477	14,841,332	302,758,062	108,427,023	60,157,987	465,618,232
Cash	13,512,997	6,442,939	111,249,770	34,123,804	19,313,484	145,285,112
Segregated cash balances with brokers for futures contracts	641,591	—	10,143,000	1,932,025	1,057,020	10,200,883
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	22	11	186	53	28	214
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	6,697,104	30,256,233
Receivable from Advisor	—	—	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	344,370	53,844	1,556,155	—	—	11,812,535
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	136	66	2,071	342	139	1,383
Total Assets	46,149,593	21,338,192	425,709,244	144,483,247	87,225,762	663,174,592
LIABILITIES:
Payable for investments purchased	—	—	—	14,379,818	8,326,895	—
Payable for capital shares redeemed	—	—	41,759,460	14,195,644	—	—
Advisory fees payable	27,487	6,706	221,636	62,320	39,779	362,259
Management Services fees payable	3,847	1,706	33,025	9,275	5,574	46,007
Custodian fees payable	9,528	3,167	35,957	5,418	2,980	15,485
Administration fees payable	3,927	1,893	11,152	5,189	4,123	13,235
Trustee fees payable	237	129	2,286	546	212	2,260
Licensing fees payable	4,009	4,495	160,339	20,922	2,354	5,405
Professional fees payable	8,752	8,594	12,406	9,833	9,214	12,620
Payable for variation margin on futures contracts	350,525	—	6,024,883	912,677	560,213	6,147,827
Unrealized depreciation on swap agreements	4,621,978	2,345,401	27,660,287	23,627,600	11,299,532	60,007,786
Other liabilities	5,189	2,062	46,398	13,299	4,895	61,207
Total Liabilities	5,035,479	2,374,153	75,967,829	53,242,541	20,255,771	66,674,091
NET ASSETS	$41,114,114	$18,964,039	$349,741,415	$91,240,706	$66,969,991	$596,500,501
NET ASSETS CONSIST OF:
Paid in Capital	$144,479,712	$59,965,788	$1,129,157,063	$161,887,163	$100,692,442	$1,012,422,600
Accumulated undistributed net investment income (loss)	(332,603)	(196,501)	(4,069,347)	(797,548)	(376,909)	(3,503,626)
Accumulated net realized gains (losses) on investments	(98,690,153)	(38,513,691)	(749,859,720)	(46,409,304)	(22,056,843)	(361,681,271)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(65,234)	—	617,551	187,995	10,833	(2,541,951)
Swap agreements	(4,277,608)	(2,291,557)	(26,104,132)	(23,627,600)	(11,299,532)	(48,195,251)
NET ASSETS	$41,114,114	$18,964,039	$349,741,415	$91,240,706	$66,969,991	$596,500,501
Shares (unlimited number of shares authorized, no par value)	1,068,613	468,674	8,791,518	4,650,001	2,500,001	43,300,001
Net Asset Value	$38.47	$40.46	$39.78	$19.62	$26.79	$13.78

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 173

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
ASSETS:
Securities and Repurchase Agreements, at cost	$12,702,503	$69,941,148	$1,649,601	$4,212,824	$1,454,765	$1,727,156
Securities, at value	24,407	13,687,884	3,277	8,585	2,675	2,219
Repurchase agreements, at value	12,678,096	56,253,264	1,646,324	4,204,239	1,452,090	1,724,937
Total Investment Securities	12,702,503	69,941,148	1,649,601	4,212,824	1,454,765	1,727,156
Cash	5,611,531	25,764,325	724,122	1,839,951	647,867	810,398
Segregated cash balances with brokers for futures contracts	363,310	2,562,000	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	9	38	1	3	1	1
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	11,229	7,675	11,627	10,885
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	176,019	121,420	174	37,451	36,605	226,529
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	19	180	17	19	13	17
Total Assets	18,853,391	98,389,111	2,385,144	6,097,923	2,150,878	2,774,986
LIABILITIES:
Payable for investments purchased	—	6,799,914	—	—	—	—
Payable for capital shares redeemed	4,211,984	3,484,348	—	—	—	—
Advisory fees payable	—	44,393	—	—	—	—
Management Services fees payable	1,241	6,819	—	—	—	—
Custodian fees payable	1,190	3,618	720	697	587	575
Administration fees payable	1,008	4,495	451	727	421	479
Trustee fees payable	62	290	11	31	9	12
Licensing fees payable	3,956	17,143	6,315	4,899	3,629	3,684
Professional fees payable	8,904	9,353	8,389	8,417	8,375	8,398
Payable for variation margin on futures contracts	198,402	1,521,182	—	—	—	—
Unrealized depreciation on swap agreements	2,826,860	18,173,247	149,558	502,442	263,741	196,875
Other liabilities	523	6,307	317	532	379	374
Total Liabilities	7,254,130	30,071,109	165,761	517,745	277,141	210,397
NET ASSETS	$11,599,261	$68,318,002	$2,219,383	$5,580,178	$1,873,737	$2,564,589
NET ASSETS CONSIST OF:
Paid in Capital	$19,869,852	$115,714,361	$23,366,049	$32,679,404	$11,920,823	$19,967,905
Accumulated undistributed net investment income (loss)	(76,588)	(487,546)	(24,069)	(48,290)	(20,116)	(28,379)
Accumulated net realized gains (losses) on investments	(5,469,187)	(29,056,678)	(20,973,213)	(26,585,945)	(9,799,834)	(17,404,591)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	(73,975)	199,692	—	—	—	—
Swap agreements	(2,650,841)	(18,051,827)	(149,384)	(464,991)	(227,136)	29,654
NET ASSETS	$11,599,261	$68,318,002	$2,219,383	$5,580,178	$1,873,737	$2,564,589
Shares (unlimited number of shares authorized, no par value)	650,001	4,900,001	75,000	300,000	37,463	56,218
Net Asset Value	$17.84	$13.94	$29.59	$18.60	$50.02	$45.62

See accompanying notes to the financial statements.

174 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
ASSETS:
Securities and Repurchase Agreements, at cost	$4,844,784	$15,492,936	$8,321,545	$105,354,354	$6,102,037	$30,539,014
Securities, at value	9,490	29,510	21,337	25,203,218	1,042,157	70,731
Repurchase agreements, at value	4,835,294	15,463,426	8,300,208	80,151,136	5,059,880	30,468,283
Total Investment Securities	4,844,784	15,492,936	8,321,545	105,354,354	6,102,037	30,539,014
Cash	2,132,465	6,855,430	3,445,618	33,558,123	2,136,399	12,971,462
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	4	11	6	59	4	22
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	6,128,714	—	—
Receivable from Advisor	6,495	—	3,123	—	4,321	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	153,589	49,407	203,846	4,329,178	167,485	1,523,596
Prepaid licensing fees	—	—	562	—	—	—
Prepaid expenses	29	48	278	418	35	375
Total Assets	7,137,366	22,397,832	11,974,978	149,370,846	8,410,281	45,034,469
LIABILITIES:
Payable for investments purchased	—	—	—	9,378,881	514,993	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	3,541	—	77,528	—	21,548
Management Services fees payable	—	1,592	—	10,638	—	3,738
Custodian fees payable	1,193	1,644	284	5,027	793	1,162
Administration fees payable	783	1,782	698	6,055	905	3,330
Trustee fees payable	32	97	38	743	44	180
Licensing fees payable	4,897	5,062	—	13,376	5,107	1,417
Professional fees payable	8,445	8,490	8,866	9,528	8,469	9,110
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,070,252	4,557,749	531,385	1,046,930	64,796	160,252
Other liabilities	471	1,238	457	18,071	223	1,759
Total Liabilities	1,086,073	4,581,195	541,728	10,566,777	595,330	202,496
NET ASSETS	$6,051,293	$17,816,637	$11,433,250	$138,804,069	$7,814,951	$44,831,973
NET ASSETS CONSIST OF:
Paid in Capital	$34,282,181	$51,259,284	$13,768,186	$238,195,428	$15,650,892	$54,090,925
Accumulated undistributed net investment income (loss)	(69,149)	(130,329)	(54,409)	(1,102,254)	(105,206)	(245,546)
Accumulated net realized gains (losses) on investments	(27,245,076)	(28,803,976)	(1,952,988)	(101,571,353)	(7,833,424)	(10,376,750)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(916,663)	(4,508,342)	(327,539)	3,282,248	102,689	1,363,344
NET ASSETS	$6,051,293	$17,816,637	$11,433,250	$138,804,069	$7,814,951	$44,831,973
Shares (unlimited number of shares authorized, no par value)	131,196	494,978	300,001	3,600,001	225,001	1,250,001
Net Asset Value	$46.12	$35.99	$38.11	$38.56	$34.73	$35.87

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 175

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
ASSETS:
Securities and Repurchase Agreements, at cost	$7,986,005	$49,273,388	$1,497,055	$3,976,675	$9,275,753	$331,650,445
Securities, at value	18,858	86,539	2,151	8,483	21,612	97,210,816
Repurchase agreements, at value	7,967,147	49,186,849	1,494,904	3,968,192	9,254,141	234,439,629
Total Investment Securities	7,986,005	49,273,388	1,497,055	3,976,675	9,275,753	331,650,445
Cash	3,376,471	22,118,162	692,645	1,720,448	3,934,352	104,614,469
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	6	34	1	3	6	163
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	3,087,819	—	—	—	—
Receivable from Advisor	—	—	11,375	8,014	1,512	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	656,536	—	—	8,362	8,433,409
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	109	291	225	39	131	1,568
Total Assets	11,362,591	75,136,230	2,201,301	5,705,179	13,220,116	444,700,054
LIABILITIES:
Payable for investments purchased	—	—	—	—	—	48,389,388
Payable for capital shares redeemed	—	2,651,176	—	—	—	4,746,841
Advisory fees payable	—	31,235	—	—	—	244,763
Management Services fees payable	316	5,521	—	—	—	32,173
Custodian fees payable	1,353	6,405	221	979	1,896	31,481
Administration fees payable	528	4,636	361	671	1,298	11,004
Trustee fees payable	133	364	15	20	29	1,675
Licensing fees payable	3,371	7,283	6,453	3,568	3,807	7,790
Professional fees payable	9,048	8,686	8,835	8,423	8,482	10,775
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	349,454	11,168,450	465,389	844,472	730,732	41,150,522
Other liabilities	3,511	17,049	466	538	1,938	45,150
Total Liabilities	367,714	13,900,805	481,740	858,671	748,182	94,671,562
NET ASSETS	$10,994,877	$61,235,425	$1,719,561	$4,846,508	$12,471,934	$350,028,492
NET ASSETS CONSIST OF:
Paid in Capital	$20,362,174	$318,547,420	$3,466,741	$24,332,179	$98,658,764	$1,629,083,352
Accumulated undistributed net investment income (loss)	(232,095)	(877,361)	(25,486)	(69,946)	(162,437)	(3,574,578)
Accumulated net realized gains (losses) on investments	(8,785,748)	(245,922,720)	(1,256,305)	(18,571,253)	(85,302,023)	(1,242,763,169)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(349,454)	(10,511,914)	(465,389)	(844,472)	(722,370)	(32,717,113)
NET ASSETS	$10,994,877	$61,235,425	$1,719,561	$4,846,508	$12,471,934	$350,028,492
Shares (unlimited number of shares authorized, no par value)	200,001	3,464,819	50,001	225,000	750,000	5,529,330
Net Asset Value	$54.97	$17.67	$34.39	$21.54	$16.63	$63.30

See accompanying notes to the financial statements.

176 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
ASSETS:
Securities and Repurchase Agreements, at cost	$2,528,875	$6,043,856	$94,488,856	$140,083,103	$13,494,554	$9,796,644
Securities, at value	5,263	10,709	31,995,096	43,296,230	28,523	19,511
Repurchase agreements, at value	2,523,612	6,033,147	62,493,760	96,786,873	13,466,031	9,777,133
Total Investment Securities	2,528,875	6,043,856	94,488,856	140,083,103	13,494,554	9,796,644
Cash	1,099,735	2,708,959	27,277,981	41,855,509	5,849,602	4,298,207
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	4	44	69	10	7
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	3,116	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	9,934	4,921	—	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	2,042,327	2,966,008	896,410	452,402
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	18	32	—	1,421	169	89
Total Assets	3,641,680	8,757,772	123,809,208	184,906,110	20,240,745	14,547,349
LIABILITIES:
Payable for investments purchased	—	—	15,932,799	15,768,801	—	—
Payable for capital shares redeemed	—	—	—	—	3,782,448	—
Advisory fees payable	—	—	64,026	104,192	2,044	—
Management Services fees payable	—	—	8,570	13,896	1,284	357
Custodian fees payable	751	1,545	11,383	22,936	2,070	1,869
Administration fees payable	544	877	5,511	6,933	1,493	1,333
Trustee fees payable	14	49	569	711	164	80
Licensing fees payable	3,760	3,706	7,091	9,368	4,512	4,055
Professional fees payable	8,410	8,474	8,664	8,426	8,762	8,523
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	321,642	1,527,326	16,770,444	11,964,708	1,720,014	1,331,390
Other liabilities	301	3,347	24,516	6,308	5,569	4,182
Total Liabilities	335,422	1,545,324	32,833,573	27,906,279	5,528,360	1,351,789
NET ASSETS	$3,306,258	$7,212,448	$90,975,635	$156,999,831	$14,712,385	$13,195,560
NET ASSETS CONSIST OF:
Paid in Capital	$17,788,783	$51,143,446	$344,614,677	$3,445,966,667	$80,675,140	$78,169,340
Accumulated undistributed net investment income (loss)	(37,398)	(93,931)	(959,775)	(2,058,182)	(224,779)	(162,628)
Accumulated net realized gains (losses) on investments	(14,123,485)	(42,309,741)	(237,951,150)	(3,277,909,954)	(64,914,372)	(63,932,164)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(321,642)	(1,527,326)	(14,728,117)	(8,998,700)	(823,604)	(878,988)
NET ASSETS	$3,306,258	$7,212,448	$90,975,635	$156,999,831	$14,712,385	$13,195,560
Shares (unlimited number of shares authorized, no par value)	150,000	168,668	3,569,794	3,891,509	329,921	262,318
Net Asset Value	$22.04	$42.76	$25.48	$40.34	$44.59	$50.30

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 177

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
ASSETS:
Securities and Repurchase Agreements, at cost	$2,187,340	$2,521,008	$236,771,780	$242,015,541	$9,117,825	$25,460,982
Securities, at value	3,602	4,636	48,783,159	83,147,696	1,238,001	54,694
Repurchase agreements, at value	2,183,738	2,516,372	187,988,621	158,867,845	7,879,824	25,406,288
Total Investment Securities	2,187,340	2,521,008	236,771,780	242,015,541	9,117,825	25,460,982
Cash	992,216	1,122,649	78,457,528	67,156,678	3,366,824	10,998,920
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	—	2	137	115	5	18
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	4,839,894	—	—
Receivable from Advisor	10,654	10,064	—	—	2,887	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	33,374	—	910,669	13,401,523	737,126	1,078,679
Prepaid licensing fees	—	—	—	—	—	—
Prepaid expenses	226	21	448	1,003	50	55
Total Assets	3,223,810	3,653,744	316,140,562	327,414,754	13,224,717	37,538,654
LIABILITIES:
Payable for investments purchased	—	—	20,170,745	28,467,640	609,992	—
Payable for capital shares redeemed	—	—	11,395,909	—	—	—
Advisory fees payable	—	—	160,323	154,239	—	8,636
Management Services fees payable	—	—	21,696	21,916	—	2,460
Custodian fees payable	346	873	6,770	10,432	637	1,997
Administration fees payable	484	543	8,762	8,847	658	2,616
Trustee fees payable	12	10	1,500	1,334	57	130
Licensing fees payable	4,372	3,660	18,344	28,916	1,781	2,117
Professional fees payable	8,396	8,407	10,730	10,491	8,932	8,578
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	560,052	268,188	29,776,543	32,480,287	1,585,823	5,347,324
Other liabilities	507	1,455	34,197	70,748	1,366	31,323
Total Liabilities	574,169	283,136	61,605,519	61,254,850	2,209,246	5,405,181
NET ASSETS	$2,649,641	$3,370,608	$254,535,043	$266,159,904	$11,015,471	$32,133,473
NET ASSETS CONSIST OF:
Paid in Capital	$9,431,960	$17,019,102	$336,575,530	$416,411,295	$12,995,893	$115,467,566
Accumulated undistributed net investment income (loss)	(22,780)	(42,858)	(1,519,160)	(2,311,579)	(91,538)	(189,180)
Accumulated net realized gains (losses) on investments	(6,232,861)	(13,337,448)	(51,655,453)	(128,861,048)	(1,040,187)	(78,876,268)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(526,678)	(268,188)	(28,865,874)	(19,078,764)	(848,697)	(4,268,645)
NET ASSETS	$2,649,641	$3,370,608	$254,535,043	$266,159,904	$11,015,471	$32,133,473
Shares (unlimited number of shares authorized, no par value)	59,989	99,961	5,025,000	8,250,000	250,001	1,275,000
Net Asset Value	$44.17	$33.72	$50.65	$32.26	$44.06	$25.20

See accompanying notes to the financial statements.

178 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
ASSETS:
Securities and Repurchase Agreements, at cost	$111,318,210	$147,705,834	$2,089,965	$13,721,852	$209,665,023	$11,529,602
Securities, at value	28,111,543	51,634,258	4,054	26,444	67,090,740	25,374
Repurchase agreements, at value	83,206,667	96,071,576	2,085,911	13,695,408	142,574,283	11,504,228
Total Investment Securities	111,318,210	147,705,834	2,089,965	13,721,852	209,665,023	11,529,602
Cash	37,062,124	41,475,079	921,642	6,058,467	63,805,563	4,954,516
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	58	69	1	10	99	8
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	7,819,021	—	—	—	—
Receivable from Advisor	—	—	12,669	—	—	—
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	461,125
Prepaid licensing fees	—	11,806	—	—	—	—
Prepaid expenses	586	194	13	95	785	265
Total Assets	148,380,978	197,012,003	3,024,290	19,780,424	273,471,470	16,945,516
LIABILITIES:
Payable for investments purchased	12,696,839	23,224,706	—	—	23,982,697	—
Payable for capital shares redeemed	4,824,155	—	—	—	2,404,861	—
Advisory fees payable	54,242	85,162	—	—	107,106	1,186
Management Services fees payable	8,152	11,318	—	745	15,173	1,455
Custodian fees payable	8,097	2,765	395	980	10,780	2,194
Administration fees payable	5,413	6,223	471	1,610	7,242	1,648
Trustee fees payable	227	423	32	54	767	226
Licensing fees payable	33,325	—	4,642	4,244	73,294	23,523
Professional fees payable	8,586	9,159	8,429	8,499	9,810	8,902
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	39,997,320	32,387,600	581,113	2,992,579	70,055,554	323,332
Other liabilities	40,584	8,599	985	1,070	19,813	7,581
Total Liabilities	57,676,940	55,735,955	596,067	3,009,781	96,687,097	370,047
NET ASSETS	$90,704,038	$141,276,048	$2,428,223	$16,770,643	$176,784,373	$16,575,469
NET ASSETS CONSIST OF:
Paid in Capital	$721,300,287	$221,641,244	$7,598,337	$35,664,797	$824,987,473	$33,977,229
Accumulated undistributed net investment income (loss)	(1,123,738)	(659,266)	(32,593)	(164,289)	(1,921,006)	(253,369)
Accumulated net realized gains (losses) on investments	(589,475,191)	(47,318,330)	(4,556,408)	(15,737,286)	(576,226,540)	(17,286,184)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(39,997,320)	(32,387,600)	(581,113)	(2,992,579)	(70,055,554)	137,793
NET ASSETS	$90,704,038	$141,276,048	$2,428,223	$16,770,643	$176,784,373	$16,575,469
Shares (unlimited number of shares authorized, no par value)	2,819,744	3,099,847	49,992	900,001	6,119,589	450,000
Net Asset Value	$32.17	$45.58	$48.57	$18.63	$28.89	$36.83

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 179

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$2,539,887	$13,486,005	$594,223,888	$33,496,484	$2,186,719	$3,262,115
Securities, at value	4,359	36,990	1,487,530	86,219	1,222,313	9,220
Repurchase agreements, at value	2,535,528	13,449,015	592,736,358	33,410,265	964,406	3,252,895
Total Investment Securities	2,539,887	13,486,005	594,223,888	33,496,484	2,186,719	3,262,115
Cash	1,144,514	5,480,025	247,599,946	13,855,192	407,067	1,313,799
Segregated cash balances with brokers for futures contracts	—	4,292	1,150,874	—	—	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	2	10	434	25	1	3
Receivable for investments sold	—	—	—	—	—	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	—	—	6,475,875	1,945,526	—	—
Receivable from Advisor	12,973	—	—	—	8,362	6,345
Reclaims receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	777	481,565	—	—	—
Unrealized appreciation on swap agreements	—	42,832	2,613,383	—	2,793	—
Prepaid licensing fees	—	—	—	—	—	592
Prepaid expenses	72	19	4,647	963	19	19
Total Assets	3,697,448	19,013,960	852,550,612	49,298,190	2,604,961	4,582,873
LIABILITIES:
Payable for investments purchased	—	—	—	—	609,992	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	4,905	470,778	15,543	—	—
Management Services fees payable	—	1,496	63,013	3,391	—	—
Custodian fees payable	244	748	48,692	979	242	397
Administration fees payable	472	1,432	14,921	3,232	155	346
Trustee fees payable	12	111	4,763	310	9	40
Licensing fees payable	4,298	306	46,579	4,484	4,714	—
Professional fees payable	8,404	1,736	19,885	5,433	5,092	8,418
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,215,608	751,235	87,555,908	2,575,395	112,720	292,519
Other liabilities	428	374	172,597	1,811	362	404
Total Liabilities	1,229,466	762,343	88,397,136	2,610,578	733,286	302,124
NET ASSETS	$2,467,982	$18,251,617	$764,153,476	$46,687,612	$1,871,675	$4,280,749
NET ASSETS CONSIST OF:
Paid in Capital	$15,103,799	$19,634,309	$1,115,946,308	$49,462,832	$2,106,359	$4,940,506
Accumulated undistributed net investment income (loss)	(25,774)	(75,087)	(8,817,839)	(199,825)	(18,578)	(25,504)
Accumulated net realized gains (losses) on investments	(11,394,435)	(599,979)	(258,395,809)	—	(106,179)	(341,734)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	777	363,341	—	—	—
Swap agreements	(1,215,608)	(708,403)	(84,942,525)	(2,575,395)	(109,927)	(292,519)
NET ASSETS	$2,467,982	$18,251,617	$764,153,476	$46,687,612	$1,871,675	$4,280,749
Shares (unlimited number of shares authorized, no par value)	49,986	525,001	23,600,001	1,200,001	50,001	125,001
Net Asset Value	$49.37	$34.76	$32.38	$38.91	$37.43	$34.25

See accompanying notes to the financial statements.

180 :: ProShares Trust :: Statements of Assets and Liabilities :: November 30, 2011 (Unaudited)

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	Credit Suisse 130/30	Hedge Replication ETF	RAFI® Long/Short
ASSETS:
Securities and Repurchase Agreements, at cost	$303,832,529	$4,044,989,959	$2,155,830	$99,101,592	$14,744,791	$16,011,168
Securities, at value	15,411,087	778,833,379	1,202,679	96,063,283	12,580,594	13,697,134
Repurchase agreements, at value	288,421,442	3,266,156,580	953,151	2,288,080	2,226,644	1,144,382
Total Investment Securities	303,832,529	4,044,989,959	2,155,830	98,351,363	14,807,238	14,841,516
Cash	118,461,540	1,505,742,035	384,483	924,384	932,902	458,419
Segregated cash balances with brokers for futures contracts	233,280	9,491,576	—	—	36,445	—
Segregated cash balances with custodian for swap agreements	—	—	—	—	—	—
Dividends and interest receivable	214	2,204	—	277,162	13,425	45,937
Receivable for investments sold	—	—	—	—	713	—
Due from counterparty	—	—	—	—	—	—
Receivable for capital shares issued	2,380,793	58,665,625	—	—	—	—
Receivable from Advisor	—	—	7,429	—	—	—
Reclaims receivable	—	—	—	—	2	177
Receivable for variation margin on futures contracts	37,666	3,977,504	—	—	—	—
Unrealized appreciation on swap agreements	658,327	—	—	1,910,868	21,336	1,800,920
Prepaid licensing fees	—	—	744	—	—	641
Prepaid expenses	2,260	28,605	351	447	—	51
Total Assets	425,606,609	5,622,897,508	2,548,837	101,464,224	15,812,061	17,147,661
LIABILITIES:
Payable for investments purchased	—	—	599,992	—	911	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	241,262	2,099,899	—	44,489	2,102	7,364
Management Services fees payable	32,610	279,984	—	8,082	1,269	1,658
Custodian fees payable	23,867	278,989	241	21,105	15,780	11,924
Administration fees payable	11,003	22,990	132	8,052	2,148	2,235
Trustee fees payable	2,148	22,092	14	615	77	148
Licensing fees payable	40,525	246,873	—	21,619	7,116	—
Professional fees payable	13,953	71,752	4,853	9,662	3,871	8,975
Payable for variation margin on futures contracts	—	—	—	—	11,263	—
Unrealized depreciation on swap agreements	22,808,156	2,158,767,718	458,190	2,111,590	185,989	1,931,741
Other liabilities	83,614	998,376	367	13,283	1,512	2,728
Total Liabilities	23,257,138	2,162,788,673	1,063,789	2,238,497	232,038	1,966,773
NET ASSETS	$402,349,471	$3,460,108,835	$1,485,048	$99,225,727	$15,580,023	$15,180,888
NET ASSETS CONSIST OF:
Paid in Capital	$626,639,976	$7,477,758,710	$2,526,411	$97,195,274	$15,756,090	$16,908,614
Accumulated undistributed net investment income (loss)	(4,414,820)	(50,372,717)	(23,959)	251,996	(20,646)	39,147
Accumulated net realized gains (losses) on investments	(197,744,759)	(1,812,536,385)	(559,214)	2,729,408	(80,315)	(466,400)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	(750,229)	62,447	(1,169,652)
Futures contracts	18,903	4,026,945	—	—	27,100	—
Swap agreements	(22,149,829)	(2,158,767,718)	(458,190)	(200,722)	(164,653)	(130,821)
NET ASSETS	$402,349,471	$3,460,108,835	$1,485,048	$99,225,727	$15,580,023	$15,180,888
Shares (unlimited number of shares authorized, no par value)	12,675,000	177,000,000	50,001	1,750,001	400,001	400,001
Net Asset Value	$31.74	$19.55	$29.70	$56.70	$38.95	$37.95

See accompanying notes to the financial statements.

November 30, 2011 (Unaudited) :: Statements of Assets and Liabilities :: ProShares Trust :: 181

Statements of Operations

182 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra Russell3000	Ultra MidCap400	Ultra SmallCap600
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$2,192,042	$2,213,375	$12,805,960	$27,142	$426,204	$131,578
Interest	16,337	7,353	19,120	259	4,204	792
Foreign withholding tax on dividends	—	—	(1,164)	(18)	—	—
Total Investment Income	2,208,379	2,220,728	12,823,916	27,383	430,408	132,370
EXPENSES:
Advisory fees (Note 4)	2,697,176	1,094,531	5,877,659	28,858	448,763	141,846
Management Services fees (Note 4)	359,621	145,936	783,682	3,848	59,835	18,913
Professional fees	16,679	11,716	26,079	8,436	9,561	8,773
Administration fees (Note 5)	114,913	82,747	137,250	49,299	59,766	44,416
Custodian fees (Note 6)	67,937	22,606	168,033	72,472	27,352	12,195
Printing and Shareholder reports	55,590	22,433	118,199	599	8,029	2,828
Licensing fees	364,620	63,375	7,500	4,999	6,250	6,250
Trustee fees	8,549	3,431	18,206	92	1,216	433
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	17,537	7,967	40,719	1,931	3,962	2,523
Total Gross Expenses before fees waived and/or reimbursed	3,702,622	1,454,742	7,177,327	170,534	624,734	238,177
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(297,828)	(73,231)	—	(134,127)	(59,485)	(59,403)
Total Net Expenses	3,404,794	1,381,511	7,177,327	36,407	565,249	178,774
Net Investment Income (Loss)	(1,196,415)	839,217	5,646,589	(9,024)	(134,841)	(46,404)
NET REALIZED GAIN (LOSS) ON:
Investments	(520,582)	21,311	(2,019,628)	(312,831)	(8,316)	351,767
Futures contracts	(6,005,508)	(3,747,394)	(39,225,860)	—	(4,686,442)	—
Swap agreements	105,881,524	34,644,768	140,845,568	(405,985)	(1,194,317)	3,402,091
In-kind redemptions of investments	30,211,755	8,707,355	102,439,049	88,296	374,300	—
Net realized gain (loss)	129,567,189	39,626,040	202,039,129	(630,520)	(5,514,775)	3,753,858
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(26,558,772)	(9,942,172)	(166,310,184)	(283,712)	(11,651,949)	(2,722,059)
Futures contracts	(686,579)	1,057,492	10,468,171	—	227,630	—
Swap agreements	(138,550,201)	(51,808,636)	(309,281,054)	(260,062)	(27,887,647)	(12,790,623)
Change in net unrealized appreciation/depreciation	(165,795,552)	(60,693,316)	(465,123,067)	(543,774)	(39,311,966)	(15,512,682)
Net realized and unrealized gain (loss)	(36,228,363)	(21,067,276)	(263,083,938)	(1,174,294)	(44,826,741)	(11,758,824)
Change in Net Assets Resulting from Operations	$(37,424,778)	$(20,228,059)	$(257,437,349)	$(1,183,318)	$(44,961,582)	$(11,805,228)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 183

	Ultra Russell2000	UltraPro QQQ®	UltraPro Dow30SM	UltraPro S&P500®	UltraPro MidCap400	UltraPro Russell2000
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$930,015	$500,215	$440,249	$1,948,090	$80,322	$239,373
Interest	4,052	3,316	1,142	7,318	863	1,629
Foreign withholding tax on dividends	(877)	—	—	(190)	—	(209)
Total Investment Income	933,190	503,531	441,391	1,955,218	81,185	240,793
EXPENSES:
Advisory fees (Note 4)	765,963	593,811	205,393	1,158,229	122,302	236,734
Management Services fees (Note 4)	102,128	79,174	27,386	154,429	16,307	31,564
Professional fees	10,603	10,070	8,839	11,892	8,574	8,894
Administration fees (Note 5)	75,669	64,747	48,855	85,318	44,226	53,399
Custodian fees (Note 6)	211,920	26,788	5,756	109,723	25,871	89,756
Printing and Shareholder reports	14,970	12,638	4,327	23,740	2,515	4,661
Licensing fees	75,358	87,675	15,954	6,250	6,250	15,625
Trustee fees	2,277	1,947	667	3,668	381	710
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,939	5,677	3,725	11,454	2,590	3,832
Total Gross Expenses before fees waived and/or reimbursed	1,264,827	882,527	320,902	1,564,703	229,016	445,175
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(299,963)	(133,041)	(61,720)	(104,704)	(75,069)	(147,243)
Total Net Expenses	964,864	749,486	259,182	1,459,999	153,947	297,932
Net Investment Income (Loss)	(31,674)	(245,955)	182,209	495,219	(72,762)	(57,139)
NET REALIZED GAIN (LOSS) ON:
Investments	(1,827,200)	(2,619,166)	(769,653)	(3,898,759)	(776,047)	(1,043,410)
Futures contracts	(3,963,111)	584,789	(372,975)	(5,583,552)	(1,708,897)	(1,603,578)
Swap agreements	4,851,327	19,376,505	(2,701,715)	2,342,019	1,325,977	(6,246,791)
In-kind redemptions of investments	3,168,337	3,683,926	1,070,422	(23,796,844)	1,901,327	(266,252)
Net realized gain (loss)	2,229,353	21,026,054	(2,773,921)	(30,937,136)	742,360	(9,160,031)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(17,560,392)	(3,124,943)	(1,583,536)	(1,206,888)	(3,689,655)	(5,190,126)
Futures contracts	(622,581)	(819,726)	92,165	(310,585)	(217,550)	(85,762)
Swap agreements	(58,123,593)	(20,005,217)	783,611	(40,503,913)	(13,269,148)	(14,919,645)
Change in net unrealized appreciation/depreciation	(76,306,566)	(23,949,886)	(707,760)	(42,021,386)	(17,176,353)	(20,195,533)
Net realized and unrealized gain (loss)	(74,077,213)	(2,923,832)	(3,481,681)	(72,958,522)	(16,433,993)	(29,355,564)
Change in Net Assets Resulting from Operations	$(74,108,887)	$(3,169,787)	$(3,299,472)	$(72,463,303)	$(16,506,755)	$(29,412,703)

See accompanying notes to the financial statements.

184 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$48,245	$81,084	$49,117	$28,015	$86,099	$41,102
Interest	256	249	159	622	370	512
Foreign withholding tax on dividends	(120)	(56)	(7)	(12)	(87)	(30)
Total Investment Income	48,381	81,277	49,269	28,625	86,382	41,584
EXPENSES:
Advisory fees (Note 4)	26,670	56,246	27,708	57,672	51,370	76,857
Management Services fees (Note 4)	3,556	7,499	3,694	7,690	6,849	10,248
Professional fees	8,430	8,515	8,429	8,514	8,501	8,585
Administration fees (Note 5)	44,474	44,567	44,324	43,985	45,914	45,635
Custodian fees (Note 6)	8,513	8,814	23,082	9,771	35,440	27,857
Printing and Shareholder reports	550	1,126	550	1,132	1,023	1,570
Licensing fees	5,000	6,752	4,999	5,000	3,574	9,714
Trustee fees	81	172	84	172	157	237
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,932	2,041	1,897	2,117	2,046	2,214
Total Gross Expenses before fees waived and/or reimbursed	99,206	135,732	114,767	136,053	154,874	182,917
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(65,585)	(64,777)	(79,847)	(63,418)	(90,165)	(86,101)
Total Net Expenses	33,621	70,955	34,920	72,635	64,709	96,816
Net Investment Income (Loss)	14,760	10,322	14,349	(44,010)	21,673	(55,232)
NET REALIZED GAIN (LOSS) ON:
Investments	282,709	34,865	35,612	254,770	114,430	1,560,755
Futures contracts	—	—	—	—	—	—
Swap agreements	(557,510)	464,434	1,332,689	(1,599,848)	(444,462)	(1,892,807)
In-kind redemptions of investments	826,816	—	—	381,457	—	—
Net realized gain (loss)	552,015	499,299	1,368,301	(963,621)	(330,032)	(332,052)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,410,889)	(661,495)	(614,984)	(2,100,589)	(1,347,122)	(4,279,022)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,276,616)	(2,391,745)	(3,272,903)	(4,165,635)	(3,968,226)	(3,881,333)
Change in net unrealized appreciation/depreciation	(2,687,505)	(3,053,240)	(3,887,887)	(6,266,224)	(5,315,348)	(8,160,355)
Net realized and unrealized gain (loss)	(2,135,490)	(2,553,941)	(2,519,586)	(7,229,845)	(5,645,380)	(8,492,407)
Change in Net Assets Resulting from Operations	$(2,120,730)	$(2,543,619)	$(2,505,237)	$(7,273,855)	$(5,623,707)	$(8,547,639)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 185

	Ultra Basic Materials	Ultra Nasdaq Biotechnology	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$2,289,568	$24,838	$96,434	$35,113	$6,160,928	$342,981
Interest	6,392	390	430	456	22,981	267
Foreign withholding tax on dividends	(91,869)	—	—	—	(3,312)	—
Total Investment Income	2,204,091	25,228	96,864	35,569	6,180,597	343,248
EXPENSES:
Advisory fees (Note 4)	994,602	76,642	48,271	42,201	3,186,970	152,490
Management Services fees (Note 4)	132,613	10,219	6,436	5,627	424,926	20,332
Professional fees	11,367	8,428	8,493	8,473	18,146	8,798
Administration fees (Note 5)	80,043	42,719	43,270	43,576	121,801	42,708
Custodian fees (Note 6)	27,638	4,866	3,021	3,343	93,486	5,804
Printing and Shareholder reports	19,989	1,522	975	856	63,295	2,993
Licensing fees	58,045	18,469	7,574	7,250	174,973	13,132
Trustee fees	3,064	239	148	130	9,659	463
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	7,967	2,418	2,019	1,970	21,016	2,498
Total Gross Expenses before fees waived and/or reimbursed	1,335,328	165,522	120,207	113,426	4,114,272	249,218
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(82,853)	(68,977)	(59,275)	(60,179)	(101,370)	(56,911)
Total Net Expenses	1,252,475	96,545	60,932	53,247	4,012,902	192,307
Net Investment Income (Loss)	951,616	(71,317)	35,932	(17,678)	2,167,695	150,941
NET REALIZED GAIN (LOSS) ON:
Investments	(10,830,736)	(952,540)	(8,712)	(242,438)	(34,535,785)	(1,995,865)
Futures contracts	—	—	—	—	—	—
Swap agreements	(53,471,412)	(4,273,052)	(815,514)	(604,528)	(47,501,123)	(391,003)
In-kind redemptions of investments	4,032,334	(980,364)	742,897	—	15,581,682	—
Net realized gain (loss)	(60,269,814)	(6,205,956)	(81,329)	(846,966)	(66,455,226)	(2,386,868)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(25,191,917)	(1,768,004)	(745,124)	(488,220)	(96,737,079)	(2,009,826)
Futures contracts	—	—	—	—	—	—
Swap agreements	(35,587,123)	(1,319,359)	(274,924)	(546,745)	(253,038,132)	(5,527,195)
Change in net unrealized appreciation/depreciation	(60,779,040)	(3,087,363)	(1,020,048)	(1,034,965)	(349,775,211)	(7,537,021)
Net realized and unrealized gain (loss)	(121,048,854)	(9,293,319)	(1,101,377)	(1,881,931)	(416,230,437)	(9,923,889)
Change in Net Assets Resulting from Operations	$(120,097,238)	$(9,364,636)	$(1,065,445)	$(1,899,609)	$(414,062,742)	$(9,772,948)

See accompanying notes to the financial statements.

186 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Ultra Industrials	Ultra Oil & Gas	Ultra Real Estate	Ultra KBW Regional Banking	Ultra Semiconductors	Ultra Technology
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$208,443	$1,675,748	$3,970,991	$27,594	$242,986	$304,817
Interest	622	4,767	6,518	68	1,944	2,263
Foreign withholding tax on dividends	—	(357)	(6,979)	—	—	—
Total Investment Income	209,065	1,680,158	3,970,530	27,662	244,930	307,080
EXPENSES:
Advisory fees (Note 4)	120,276	1,123,382	1,525,738	12,685	176,032	374,296
Management Services fees (Note 4)	16,037	149,783	203,430	1,691	23,471	49,906
Professional fees	8,733	11,960	13,025	8,233	8,892	9,487
Administration fees (Note 5)	42,965	83,679	94,389	43,192	43,416	56,233
Custodian fees (Note 6)	11,470	41,609	38,396	2,299	7,176	21,199
Printing and Shareholder reports	2,548	23,618	30,191	234	3,645	7,626
Licensing fees	11,414	64,914	86,373	5,676	14,388	24,962
Trustee fees	382	3,612	4,627	36	555	1,161
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,487	8,845	10,338	1,829	2,981	3,954
Total Gross Expenses before fees waived and/or reimbursed	216,312	1,511,402	2,006,507	75,875	280,556	548,824
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(64,717)	(94,271)	(83,599)	(59,893)	(58,580)	(76,573)
Total Net Expenses	151,595	1,417,131	1,922,908	15,982	221,976	472,251
Net Investment Income (Loss)	57,470	263,027	2,047,622	11,680	22,954	(165,171)
NET REALIZED GAIN (LOSS) ON:
Investments	(344,623)	(1,749,217)	802,035	(311,546)	(381,642)	(143,342)
Futures contracts	—	—	—	—	—	—
Swap agreements	(6,510,625)	79,428,749	21,520,055	(648,726)	674,845	12,704,024
In-kind redemptions of investments	691,201	22,034,787	12,758,980	(167,833)	895,356	2,705,615
Net realized gain (loss)	(6,164,047)	99,714,319	35,081,070	(1,128,105)	1,188,559	15,266,297
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(3,437,664)	(22,988,376)	(51,379,176)	40,386	(1,169,275)	(5,810,138)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,166,931)	(123,119,930)	(122,543,292)	(57,356)	(10,325,435)	(23,787,816)
Change in net unrealized appreciation/depreciation	(4,604,595)	(146,108,306)	(173,922,468)	(16,970)	(11,494,710)	(29,597,954)
Net realized and unrealized gain (loss)	(10,768,642)	(46,393,987)	(138,841,398)	(1,145,075)	(10,306,151)	(14,331,657)
Change in Net Assets Resulting from Operations	$(10,711,172)	$(46,130,960)	$(136,793,776)	$(1,133,395)	$(10,283,197)	$(14,496,828)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 187

	Ultra Telecommunications	Ultra Utilities	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Europe	Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$30,915	$176,931	$—	$31,957	$—	$—
Interest	164	179	435	1,458	153	206
Foreign withholding tax on dividends	—	—	—	(170)	—	—
Total Investment Income	31,079	177,110	435	33,245	153	206
EXPENSES:
Advisory fees (Note 4)	17,157	48,546	26,847	95,594	11,202	12,015
Management Services fees (Note 4)	2,288	6,473	3,579	12,746	1,494	1,602
Professional fees	8,398	8,485	8,427	8,626	8,246	8,247
Administration fees (Note 5)	43,077	43,474	25,777	34,954	25,700	25,697
Custodian fees (Note 6)	938	2,138	644	6,598	305	318
Printing and Shareholder reports	343	927	536	1,860	224	237
Licensing fees	5,915	7,589	21,667	21,667	17,500	17,500
Trustee fees	51	142	82	285	35	35
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,855	2,003	1,900	2,287	1,811	1,814
Total Gross Expenses before fees waived and/or reimbursed	80,022	119,777	89,459	184,617	66,517	67,465
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(58,404)	(58,460)	(55,646)	(64,264)	(52,417)	(52,324)
Total Net Expenses	21,618	61,317	33,813	120,353	14,100	15,141
Net Investment Income (Loss)	9,461	115,793	(33,378)	(87,108)	(13,947)	(14,935)
NET REALIZED GAIN (LOSS) ON:
Investments	(93,097)	265,481	—	(253,263)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	71,368	3,406,841	(1,709,796)	(4,264,276)	(980,347)	(91,197)
In-kind redemptions of investments	869,073	—	—	—	—	—
Net realized gain (loss)	847,344	3,672,322	(1,709,796)	(4,517,539)	(980,347)	(91,197)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	(1,041,118)	(148,275)	—	(28,207)	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,663,029)	(2,735,265)	(1,533,750)	(8,144,835)	(711,802)	(993,240)
Change in net unrealized appreciation/depreciation	(2,704,147)	(2,883,540)	(1,533,750)	(8,173,042)	(711,802)	(993,240)
Net realized and unrealized gain (loss)	(1,856,803)	788,782	(3,243,546)	(12,690,581)	(1,692,149)	(1,084,437)
Change in Net Assets Resulting from Operations	$(1,847,342)	$904,575	$(3,276,924)	$(12,777,689)	$(1,706,096)	$(1,099,372)

See accompanying notes to the financial statements.

188 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Ultra MSCI Brazil	Ultra FTSE China 25	Ultra MSCI Japan	Ultra MSCI Mexico Investable Market	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,194	2,272	2,355	94	528,048	95,657
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,194	2,272	2,355	94	528,048	95,657
EXPENSES:
Advisory fees (Note 4)	52,051	118,755	124,414	6,284	337,451	79,375
Management Services fees (Note 4)	6,940	15,834	16,588	838	44,993	10,583
Professional fees	8,364	8,706	8,729	8,231	9,358	8,430
Administration fees (Note 5)	25,301	25,035	24,260	25,770	51,301	44,138
Custodian fees (Note 6)	1,004	2,417	2,516	245	3,490	2,509
Printing and Shareholder reports	1,002	2,379	2,527	124	7,969	1,566
Licensing fees	17,500	17,635	30,000	17,501	21,872	8,968
Trustee fees	155	363	387	19	1,249	235
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,172	2,497	2,470	1,784	6,728	2,213
Total Gross Expenses before fees waived and/or reimbursed	114,489	193,621	211,891	60,796	484,411	158,017
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(48,977)	(44,102)	(54,909)	(52,875)	(57,780)	(57,601)
Total Net Expenses	65,512	149,519	156,982	7,921	426,631	100,416
Net Investment Income (Loss)	(64,318)	(147,247)	(154,627)	(7,827)	101,417	(4,759)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	3,579,523	639,697
Futures contracts	—	—	—	—	247,553	92,997
Swap agreements	(782,889)	2,520,018	3,207,069	(513,291)	(2,108,522)	1,074,715
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(782,889)	2,520,018	3,207,069	(513,291)	1,718,554	1,807,409
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	208,575	57,593
Futures contracts	—	—	—	—	(4,910)	(11,400)
Swap agreements	(7,161,194)	(18,280,274)	(8,362,233)	(40,060)	11,642,523	2,735,412
Change in net unrealized appreciation/depreciation	(7,161,194)	(18,280,274)	(8,362,233)	(40,060)	11,846,188	2,781,605
Net realized and unrealized gain (loss)	(7,944,083)	(15,760,256)	(5,155,164)	(553,351)	13,564,742	4,589,014
Change in Net Assets Resulting from Operations	$(8,008,401)	$(15,907,503)	$(5,309,791)	$(561,178)	$13,666,159	$4,584,255

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 189

	Ultra High Yield	Ultra Investment Grade Corporate	Short QQQ®	Short Dow30SM	Short S&P500®	Short MidCap400
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	249	206	19,421	17,850	153,220	3,130
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	249	206	19,421	17,850	153,220	3,130
EXPENSES:
Advisory fees (Note 4)	11,896	11,251	1,056,352	1,006,654	8,480,518	175,861
Management Services fees (Note 4)	1,586	1,500	140,846	134,220	1,130,727	23,448
Professional fees	8,551	8,547	11,351	11,252	32,735	8,843
Administration fees (Note 5)	1,505	1,425	54,166	52,894	117,595	24,456
Custodian fees (Note 6)	368	363	13,808	12,828	85,820	1,280
Printing and Shareholder reports	3,242	3,211	20,091	19,525	164,979	3,370
Licensing fees	16,719	12,031	145,845	58,688	7,500	6,250
Trustee fees	37	32	3,112	3,019	25,481	525
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,874	1,836	8,302	7,825	75,376	3,275
Total Gross Expenses before fees waived and/or reimbursed	45,778	40,196	1,453,873	1,306,905	10,120,731	247,308
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(30,763)	(25,982)	(119,670)	(35,168)	—	(25,216)
Total Net Expenses	15,015	14,214	1,334,203	1,271,737	10,120,731	222,092
Net Investment Income (Loss)	(14,766)	(14,008)	(1,314,782)	(1,253,887)	(9,967,511)	(218,962)
NET REALIZED GAIN (LOSS) ON:
Investments	—	7	—	—	—	—
Futures contracts	—	—	(8,202,545)	(3,910,483)	(23,395,175)	(1,512,590)
Swap agreements	—	—	(25,866,759)	(16,258,139)	(170,685,819)	(4,953,186)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	—	7	(34,069,304)	(20,168,622)	(194,080,994)	(6,465,776)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	981,945	(962,288)	(702,589)	(27,758)
Swap agreements	(397,323)	102,492	14,928,208	14,745,662	84,568,465	2,331,253
Change in net unrealized appreciation/depreciation	(397,323)	102,492	15,910,153	13,783,374	83,865,876	2,303,495
Net realized and unrealized gain (loss)	(397,323)	102,499	(18,159,151)	(6,385,248)	(110,215,118)	(4,162,281)
Change in Net Assets Resulting from Operations	$(412,089)	$88,491	$(19,473,933)	$(7,639,135)	$(120,182,629)	$(4,381,243)

See accompanying notes to the financial statements.

190 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Short SmallCap600	Short Russell2000	UltraShort QQQ®	UltraShort Dow30SM	UltraShort S&P500®	UltraShort Russell3000
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,627	34,764	53,155	26,417	154,920	153
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,627	34,764	53,155	26,417	154,920	153
EXPENSES:
Advisory fees (Note 4)	186,595	1,935,060	2,670,317	1,343,857	8,917,741	7,402
Management Services fees (Note 4)	24,879	258,006	356,040	179,180	1,189,024	987
Professional fees	8,895	13,866	16,002	12,214	34,662	8,367
Administration fees (Note 5)	28,603	76,891	86,858	61,932	119,431	26,022
Custodian fees (Note 6)	3,028	21,151	18,894	14,467	100,386	235
Printing and Shareholder reports	3,622	37,249	49,773	25,288	173,156	437
Licensing fees	6,250	254,233	361,039	76,673	11,250	5,000
Trustee fees	562	5,760	7,674	3,898	26,705	21
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,875	16,398	17,615	8,978	57,231	1,816
Total Gross Expenses before fees waived and/or reimbursed	265,309	2,618,614	3,584,212	1,726,487	10,629,586	50,287
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(29,446)	(173,912)	(210,184)	(28,344)	—	(40,937)
Total Net Expenses	235,863	2,444,702	3,374,028	1,698,143	10,629,586	9,350
Net Investment Income (Loss)	(232,236)	(2,409,938)	(3,320,873)	(1,671,726)	(10,474,666)	(9,197)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	10	—	—
Futures contracts	—	(164,260)	(11,905,190)	(331,113)	(22,252,453)	—
Swap agreements	544,200	(49,762,665)	(100,289,123)	(17,873,536)	(183,476,339)	(363,761)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	544,200	(49,926,925)	(112,194,313)	(18,204,639)	(205,728,792)	(363,761)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	406,853	1,666,042	(1,378,901)	(2,597,108)	—
Swap agreements	3,685,504	30,332,432	89,250,901	13,177,151	159,247,436	153,671
Change in net unrealized appreciation/depreciation	3,685,504	30,739,285	90,916,943	11,798,250	156,650,328	153,671
Net realized and unrealized gain (loss)	4,229,704	(19,187,640)	(21,277,370)	(6,406,389)	(49,078,464)	(210,090)
Change in Net Assets Resulting from Operations	$3,997,468	$(21,597,578)	$(24,598,243)	$(8,078,115)	$(59,553,130)	$(219,287)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 191

	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraPro Short QQQ®	UltraPro Short Dow30SM	UltraPro Short S&P500®
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,066	1,979	34,282	9,039	3,964	32,004
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,066	1,979	34,282	9,039	3,964	32,004
EXPENSES:
Advisory fees (Note 4)	157,428	98,180	1,737,488	386,827	183,738	1,590,384
Management Services fees (Note 4)	20,990	13,091	231,663	51,577	24,498	212,050
Professional fees	8,799	8,634	13,324	9,242	8,652	12,727
Administration fees (Note 5)	25,448	24,845	72,433	32,392	25,475	67,938
Custodian fees (Note 6)	36	1,035	19,748	5,962	3,080	17,794
Printing and Shareholder reports	3,017	1,892	32,326	6,946	3,051	29,572
Licensing fees	6,250	6,250	242,019	60,576	14,799	6,250
Trustee fees	467	298	5,000	1,074	472	4,553
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	53,066
Other fees	2,909	2,397	12,168	4,841	3,236	15,079
Total Gross Expenses before fees waived and/or reimbursed	225,344	156,622	2,366,169	559,437	267,001	2,009,413
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(26,492)	(32,545)	(169,549)	(70,819)	(34,877)	—
Total Net Expenses	198,852	124,077	2,196,620	488,618	232,124	2,009,413
Net Investment Income (Loss)	(195,786)	(122,098)	(2,162,338)	(479,579)	(228,160)	(1,977,409)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	19	—	—
Futures contracts	(1,057,158)	—	(4,271,686)	(1,118,393)	235,405	7,728,948
Swap agreements	(5,454,104)	(2,030,885)	(22,821,655)	(17,949,573)	(2,548,619)	(96,593,145)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(6,511,262)	(2,030,885)	(27,093,341)	(19,067,947)	(2,313,214)	(88,864,197)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(50,857)	—	499,515	162,688	43,745	(2,569,999)
Swap agreements	1,725,021	1,746,246	45,555,532	6,693,088	(5,314,849)	26,655,979
Change in net unrealized appreciation/depreciation	1,674,164	1,746,246	46,055,047	6,855,776	(5,271,104)	24,085,980
Net realized and unrealized gain (loss)	(4,837,098)	(284,639)	18,961,706	(12,212,171)	(7,584,318)	(64,778,217)
Change in Net Assets Resulting from Operations	$(5,032,884)	$(406,737)	$16,799,368	$(12,691,750)	$(7,812,478)	$(66,755,626)

See accompanying notes to the financial statements.

192 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	UltraPro Short MidCap400	UltraPro Short Russell2000	UltraShort Russell1000 Value	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	966	5,220	182	409	172	207
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	966	5,220	182	409	172	207
EXPENSES:
Advisory fees (Note 4)	46,621	246,601	9,372	19,253	7,913	10,896
Management Services fees (Note 4)	6,216	32,880	1,250	2,567	1,055	1,453
Professional fees	8,311	8,802	8,373	8,406	8,368	8,376
Administration fees (Note 5)	25,851	30,566	25,978	25,998	25,989	25,963
Custodian fees (Note 6)	1,180	3,850	115	283	156	215
Printing and Shareholder reports	756	4,045	580	400	562	607
Licensing fees	6,250	31,202	5,000	5,000	5,000	5,000
Trustee fees	118	620	28	62	23	32
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,056	3,309	1,796	1,890	1,795	1,810
Total Gross Expenses before fees waived and/or reimbursed	97,359	361,875	52,492	63,859	50,861	54,352
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,450)	(50,119)	(40,645)	(39,539)	(40,858)	(40,580)
Total Net Expenses	58,909	311,756	11,847	24,320	10,003	13,772
Net Investment Income (Loss)	(57,943)	(306,536)	(11,665)	(23,911)	(9,831)	(13,565)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	136,398	(3,009,746)	—	—	—	—
Swap agreements	109,413	2,865,762	(625)	(1,077,680)	(243,356)	(312,227)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	245,811	(143,984)	(625)	(1,077,680)	(243,356)	(312,227)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	(61,353)	215,675	—	—	—	—
Swap agreements	(1,494,683)	(5,815,109)	74,955	593,576	349,568	387,009
Change in net unrealized appreciation/depreciation	(1,556,036)	(5,599,434)	74,955	593,576	349,568	387,009
Net realized and unrealized gain (loss)	(1,310,225)	(5,743,418)	74,330	(484,104)	106,212	74,782
Change in Net Assets Resulting from Operations	$(1,368,168)	$(6,049,954)	$62,665	$(508,015)	$96,381	$61,217

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 193

	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	Short Basic Materials	Short Financials	Short Oil & Gas	Short Real Estate
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	501	1,336	532	8,466	886	2,261
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	501	1,336	532	8,466	886	2,261
EXPENSES:
Advisory fees (Note 4)	27,148	64,919	28,287	492,214	44,303	125,495
Management Services fees (Note 4)	3,620	8,656	3,772	65,628	5,907	16,732
Professional fees	8,424	8,527	8,263	9,839	8,468	8,542
Administration fees (Note 5)	25,805	25,813	26,067	36,150	25,387	26,156
Custodian fees (Note 6)	297	496	306	5,753	883	1,136
Printing and Shareholder reports	521	1,209	446	9,917	814	2,372
Licensing fees	5,000	4,999	6,508	31,251	7,362	11,693
Trustee fees	81	188	69	1,536	128	365
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,899	2,297	1,936	5,224	1,979	3,176
Total Gross Expenses before fees waived and/or reimbursed	72,795	117,104	75,654	657,512	95,231	195,667
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,480)	(35,110)	(39,920)	(35,411)	(39,234)	(37,117)
Total Net Expenses	34,315	81,994	35,734	622,101	55,997	158,550
Net Investment Income (Loss)	(33,814)	(80,658)	(35,202)	(613,635)	(55,111)	(156,289)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	269,649	(1,415,987)	(934,675)	(1,505,959)	404,382	(3,020,319)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	269,649	(1,415,987)	(934,675)	(1,505,959)	404,382	(3,020,319)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(280,048)	(1,320,461)	159,166	5,834,217	476,344	1,871,349
Change in net unrealized appreciation/depreciation	(280,048)	(1,320,461)	159,166	5,834,217	476,344	1,871,349
Net realized and unrealized gain (loss)	(10,399)	(2,736,448)	(775,509)	4,328,258	880,726	(1,148,970)
Change in Net Assets Resulting from Operations	$(44,213)	$(2,817,106)	$(810,711)	$3,714,623	$825,615	$(1,305,259)

See accompanying notes to the financial statements.

194 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	Short KBW Regional Banking	UltraShort Basic Materials	UltraShort Nasdaq Biotechnology	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	1,442	8,016	225	527	1,065	25,225
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	1,442	8,016	225	527	1,065	25,225
EXPENSES:
Advisory fees (Note 4)	82,601	391,192	10,926	22,972	52,788	1,409,842
Management Services fees (Note 4)	11,013	52,158	1,457	3,063	7,038	187,978
Professional fees	8,459	9,458	8,230	8,412	8,499	12,337
Administration fees (Note 5)	24,047	32,666	25,839	25,802	25,598	63,659
Custodian fees (Note 6)	1,346	4,514	208	372	675	12,123
Printing and Shareholder reports	1,768	16,618	231	431	2,001	26,669
Licensing fees	9,405	25,863	9,706	6,225	7,815	80,192
Trustee fees	269	1,103	34	67	155	4,132
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,419	4,111	1,856	1,876	2,061	9,269
Total Gross Expenses before fees waived and/or reimbursed	141,327	537,683	58,487	69,220	106,630	1,806,201
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(37,092)	(42,744)	(44,692)	(40,192)	(39,947)	(23,397)
Total Net Expenses	104,235	494,939	13,795	29,028	66,683	1,782,804
Net Investment Income (Loss)	(102,793)	(486,923)	(13,570)	(28,501)	(65,618)	(1,757,579)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	302
Futures contracts	—	—	—	—	—	—
Swap agreements	(6,001,897)	27,118,126	(482,118)	(449,178)	(6,633,503)	68,836,752
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	(6,001,897)	27,118,126	(482,118)	(449,178)	(6,633,503)	68,837,054
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	1,029,231	(6,737,279)	103,957	531,055	5,927,637	(44,440,986)
Change in net unrealized appreciation/depreciation	1,029,231	(6,737,279)	103,957	531,055	5,927,637	(44,440,986)
Net realized and unrealized gain (loss)	(4,972,666)	20,380,847	(378,161)	81,877	(705,866)	24,396,068
Change in Net Assets Resulting from Operations	$(5,075,459)	$19,893,924	$(391,731)	$53,376	$(771,484)	$22,638,489

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 195

	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	263	875	7,790	13,212	1,638	1,211
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	263	875	7,790	13,212	1,638	1,211
EXPENSES:
Advisory fees (Note 4)	13,670	41,886	405,151	713,850	82,027	58,049
Management Services fees (Note 4)	1,823	5,585	54,019	95,179	10,937	7,740
Professional fees	8,385	8,473	9,504	10,440	8,607	8,517
Administration fees (Note 5)	25,953	25,434	33,229	43,560	24,879	25,473
Custodian fees (Note 6)	182	359	3,491	5,705	1,450	859
Printing and Shareholder reports	363	840	7,571	13,733	1,693	1,145
Licensing fees	5,729	7,233	26,608	43,072	9,374	8,096
Trustee fees	41	132	1,163	2,117	263	170
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,820	2,001	3,193	5,896	2,131	2,096
Total Gross Expenses before fees waived and/or reimbursed	57,966	91,943	543,929	933,552	141,361	112,145
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,689)	(39,006)	(31,989)	(31,147)	(37,720)	(38,807)
Total Net Expenses	17,277	52,937	511,940	902,405	103,641	73,338
Net Investment Income (Loss)	(17,014)	(52,062)	(504,150)	(889,193)	(102,003)	(72,127)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	77	209	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	176,514	569,045	722,964	2,183,219	(3,100,659)	(1,828,190)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	176,514	569,045	723,041	2,183,428	(3,100,659)	(1,828,190)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(92,005)	(320,411)	(5,565,387)	7,829,239	2,185,324	1,139,292
Change in net unrealized appreciation/depreciation	(92,005)	(320,411)	(5,565,387)	7,829,239	2,185,324	1,139,292
Net realized and unrealized gain (loss)	84,509	248,634	(4,842,346)	10,012,667	(915,335)	(688,898)
Change in Net Assets Resulting from Operations	$67,495	$196,572	$(5,346,496)	$9,123,474	$(1,017,338)	$(761,025)

See accompanying notes to the financial statements.

196 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	UltraShort Telecommunications	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets	Short FTSE China 25	UltraShort MSCI EAFE
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	228	299	14,716	16,359	745	1,664
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	228	299	14,716	16,359	745	1,664
EXPENSES:
Advisory fees (Note 4)	9,817	13,538	827,266	968,198	38,924	88,860
Management Services fees (Note 4)	1,309	1,805	110,301	129,092	5,190	11,848
Professional fees	8,374	8,383	10,824	11,239	8,309	8,606
Administration fees (Note 5)	26,005	25,956	47,239	51,852	25,664	26,062
Custodian fees (Note 6)	227	159	6,966	11,906	688	824
Printing and Shareholder reports	187	549	17,031	19,143	766	1,754
Licensing fees	5,523	5,722	43,000	95,000	9,141	21,667
Trustee fees	29	38	2,626	2,945	114	270
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,802	1,824	10,851	7,689	2,000	2,407
Total Gross Expenses before fees waived and/or reimbursed	53,273	57,974	1,076,104	1,297,064	90,796	162,298
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(40,852)	(40,879)	(30,833)	(73,383)	(41,610)	(49,926)
Total Net Expenses	12,421	17,095	1,045,271	1,223,681	49,186	112,372
Net Investment Income (Loss)	(12,193)	(16,796)	(1,030,555)	(1,207,322)	(48,441)	(110,708)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	244,946	(805,607)	4,795,618	9,590,755	437,913	4,918,247
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	244,946	(805,607)	4,795,618	9,590,755	437,913	4,918,247
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	322,803	346,035	(8,304,018)	(1,091,483)	(440,794)	(3,863,479)
Change in net unrealized appreciation/depreciation	322,803	346,035	(8,304,018)	(1,091,483)	(440,794)	(3,863,479)
Net realized and unrealized gain (loss)	567,749	(459,572)	(3,508,400)	8,499,272	(2,881)	1,054,768
Change in Net Assets Resulting from Operations	$555,556	$(476,368)	$(4,538,955)	$7,291,950	$(51,322)	$944,060

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 197

	UltraShort MSCI Emerging Markets	UltraShort MSCI Europe	UltraShort MSCI Pacific ex-Japan	UltraShort MSCI Brazil	UltraShort FTSE China 25	UltraShort MSCI Japan
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,250	7,746	218	1,041	15,296	1,798
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,250	7,746	218	1,041	15,296	1,798
EXPENSES:
Advisory fees (Note 4)	397,104	347,978	10,466	53,667	754,513	92,494
Management Services fees (Note 4)	52,947	46,397	1,396	7,156	100,601	12,333
Professional fees	9,458	9,236	8,379	8,499	10,518	8,624
Administration fees (Note 5)	32,986	32,011	25,969	25,963	44,960	24,735
Custodian fees (Note 6)	5,395	3,288	402	1,007	9,481	2,152
Printing and Shareholder reports	7,141	6,051	225	1,020	14,456	1,813
Licensing fees	65,000	24,000	17,500	17,500	85,280	30,000
Trustee fees	1,096	943	33	154	2,234	274
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	3,843	4,618	1,821	2,048	5,526	2,431
Total Gross Expenses before fees waived and/or reimbursed	574,970	474,522	66,191	117,014	1,027,569	174,856
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(72,615)	(34,648)	(52,953)	(49,089)	(72,888)	(57,987)
Total Net Expenses	502,355	439,874	13,238	67,925	954,681	116,869
Net Investment Income (Loss)	(493,105)	(432,128)	(13,020)	(66,884)	(939,385)	(115,071)
NET REALIZED GAIN (LOSS) ON:
Investments	9	(25)	—	—	4	—
Futures contracts	—	—	—	—	—	—
Swap agreements	17,354,261	(4,227,356)	780,990	4,873,963	61,039,929	73,546
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	17,354,270	(4,227,381)	780,990	4,873,963	61,039,933	73,546
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(2,484,501)	(1,606,751)	(465,418)	(1,860,769)	(22,852,913)	246
Change in net unrealized appreciation/depreciation	(2,484,501)	(1,606,751)	(465,418)	(1,860,769)	(22,852,913)	246
Net realized and unrealized gain (loss)	14,869,769	(5,834,132)	315,572	3,013,194	38,187,020	73,792
Change in Net Assets Resulting from Operations	$14,376,664	$(6,266,260)	$302,552	$2,946,310	$37,247,635	$(41,279)

See accompanying notes to the financial statements.

198 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

	UltraShort MSCI Mexico Investable Market	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short High Yield	Short Investment Grade Corporate	UltraShort 3-7 Year Treasury
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	266	1,102	73,429	2,729	227	319
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	266	1,102	73,429	2,729	227	319
EXPENSES:
Advisory fees (Note 4)	10,271	53,779	3,512,202	152,193	9,781	15,950
Management Services fees (Note 4)	1,369	7,170	468,290	20,292	1,304	2,127
Professional fees	8,375	9,105	18,876	9,565	9,116	8,397
Administration fees (Note 5)	25,976	6,798	97,981	19,228	1,239	2,018
Custodian fees (Note 6)	252	841	52,749	1,023	229	373
Printing and Shareholder reports	500	5,059	69,747	9,303	6,185	7,313
Licensing fees	17,500	7,689	180,611	16,719	12,032	5,798
Trustee fees	31	165	10,781	515	28	48
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,807	2,394	23,792	3,677	1,821	1,865
Total Gross Expenses before fees waived and/or reimbursed	66,081	93,000	4,435,029	232,515	41,735	43,889
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(53,100)	(25,098)	(5,200)	(40,312)	(29,381)	(23,752)
Total Net Expenses	12,981	67,902	4,429,829	192,203	12,354	20,137
Net Investment Income (Loss)	(12,715)	(66,800)	(4,356,400)	(189,474)	(12,127)	(19,818)
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	(9,319)	(5,583,243)	—	—	—
Swap agreements	208,225	(587,935)	(192,317,587)	—	(106,179)	(341,734)
In-kind redemptions of investments	—	—	—	—	—	—
Net realized gain (loss)	208,225	(597,254)	(197,900,830)	—	(106,179)	(341,734)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	—	—	—
Futures contracts	—	2,304	462,528	—	—	—
Swap agreements	(193,024)	(467,872)	(46,820,688)	(2,439,573)	28,672	(64,057)
Change in net unrealized appreciation/depreciation	(193,024)	(465,568)	(46,358,160)	(2,439,573)	28,672	(64,057)
Net realized and unrealized gain (loss)	15,201	(1,062,822)	(244,258,990)	(2,439,573)	(77,507)	(405,791)
Change in Net Assets Resulting from Operations	$2,486	$(1,129,622)	$(248,615,390)	$(2,629,047)	$(89,634)	$(425,609)

See accompanying notes to the financial statements.

For the Periods Ended November 30, 2011 (Unaudited) :: Statements of Operations :: ProShares Trust :: 199

	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort TIPS	Credit Suisse 130/30	Hedge Replication ETF	RAFI® Long/Short
	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	Six Months Ended November 30, 2011	July 12, 2011* through November 30, 2011	Six Months Ended November 30, 2011
INVESTMENT INCOME:
Dividends	$—	$—	$—	$1,133,697	$28,945	$182,286
Interest	33,300	462,118	157	94	581	142
Foreign withholding tax on dividends	—	—	—	—	(3)	—
Total Investment Income	33,300	462,118	157	1,133,791	29,523	182,428
EXPENSES:
Advisory fees (Note 4)	1,661,326	17,962,102	11,072	411,414	39,725	73,216
Management Services fees (Note 4)	221,509	2,394,930	1,476	54,855	5,297	9,762
Professional fees	13,278	63,557	9,245	9,569	8,498	8,446
Administration fees (Note 5)	70,310	150,234	1,401	57,921	7,570	13,684
Custodian fees (Note 6)	25,405	292,264	220	25,226	15,780	16,788
Printing and Shareholder reports	32,777	364,305	6,713	8,146	837	1,489
Licensing fees	88,066	908,109	5,553	17,500	7,116	5,000
Trustee fees	5,047	56,074	37	1,255	132	229
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	11,780	123,507	1,830	4,121	1,925	2,310
Total Gross Expenses before fees waived and/or reimbursed	2,129,498	22,315,082	37,547	590,007	86,880	130,924
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(33,332)	—	(23,575)	(70,710)	(36,711)	(38,479)
Total Net Expenses	2,096,166	22,315,082	13,972	519,297	50,169	92,445
Net Investment Income (Loss)	(2,062,866)	(21,852,964)	(13,815)	614,494	(20,646)	89,983
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	39	(2,579,059)	(113,256)	(899,168)
Futures contracts	(2,364,377)	(44,932,907)	—	—	32,941	—
Swap agreements	(65,773,393)	(962,899,185)	(559,253)	(156,901)	—	(852,350)
In-kind redemptions of investments	—	—	—	2,079,716	—	1,415,413
Net realized gain (loss)	(68,137,770)	(1,007,832,092)	(559,214)	(656,244)	(80,315)	(336,105)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments	—	—	—	(11,451,876)	62,447	(2,007,304)
Futures contracts	84,389	4,658,388	—	—	27,100	—
Swap agreements	(19,887,258)	(1,565,457,346)	15,053	489,662	(164,653)	699,622
Change in net unrealized appreciation/depreciation	(19,802,869)	(1,560,798,958)	15,053	(10,962,214)	(75,106)	(1,307,682)
Net realized and unrealized gain (loss)	(87,940,639)	(2,568,631,050)	(544,161)	(11,618,458)	(155,421)	(1,643,787)
Change in Net Assets Resulting from Operations	$(90,003,505)	$(2,590,484,014)	$(557,976)	$(11,003,964)	$(176,067)	$(1,553,804)

*Commencement of investment operations.

See accompanying notes to the financial statements.

200 :: ProShares Trust :: Statements of Operations :: For the Periods Ended November 30, 2011 (Unaudited)

Statements of Changes in Net Assets

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 201

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,196,415)	$(3,028,395)	$839,217	$1,543,896	$5,646,589	$10,578,725
Net realized gain (loss)	129,567,189	141,315,565	39,626,040	45,882,361	202,039,129	235,279,927
Change in net unrealized appreciation/depreciation	(165,795,552)	238,171,990	(60,693,316)	92,666,789	(465,123,067)	421,081,885
Change in Net Assets Resulting from Operations	(37,424,778)	376,459,160	(20,228,059)	140,093,046	(257,437,349)	666,940,537
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(729,756)	(1,916,577)	(4,319,841)	(12,280,993)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(729,756)	(1,916,577)	(4,319,841)	(12,280,993)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	534,834,410	662,722,387	189,035,145	221,830,448	1,299,572,137	542,357,652
Cost of shares redeemed	(538,165,053)	(1,059,375,477)	(228,011,868)	(353,734,448)	(1,113,090,035)	(1,177,504,964)
Change in net assets resulting from capital transactions	(3,330,643)	(396,653,090)	(38,976,723)	(131,904,000)	186,482,102	(635,147,312)
Change in net assets	(40,755,421)	(20,193,930)	(59,934,538)	6,272,469	(75,275,088)	19,512,232
NET ASSETS:
Beginning of period	$768,865,064	$789,058,994	$340,085,118	$333,812,649	$1,661,717,178	$1,642,204,946
End of period	$728,109,643	$768,865,064	$280,150,580	$340,085,118	$1,586,442,090	$1,661,717,178
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,252,435)	$(2,056,020)	$270,307	$160,846	$2,796,171	$1,469,423
SHARE TRANSACTIONS:
Beginning of period	8,325,000	13,650,000	5,250,000	8,025,000	30,225,000	45,300,000
Issued	600,000	375,000	225,000	75,000	2,625,000	900,000
Issued in-kind	6,300,000	8,850,000	3,450,000	4,200,000	26,925,000	11,325,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(6,450,000)	(14,550,000)	(4,125,000)	(7,050,000)	(25,050,000)	(27,300,000)
Shares outstanding, end of period	8,775,000	8,325,000	4,800,000	5,250,000	34,725,000	30,225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

202 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell3000		Ultra MidCap400		Ultra SmallCap600
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(9,024)	$(9,467)	$(134,841)	$(215,623)	$(46,404)	$(46,858)
Net realized gain (loss)	(630,520)	2,163,511	(5,514,775)	37,147,965	3,753,858	2,498,504
Change in net unrealized appreciation/depreciation	(543,774)	1,023,247	(39,311,966)	21,701,086	(15,512,682)	17,738,312
Change in Net Assets Resulting from Operations	(1,183,318)	3,177,291	(44,961,582)	58,633,428	(11,805,228)	20,189,958
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(14,597)	—	(21,034)	—	(14,181)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(14,597)	—	(21,034)	—	(14,181)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	6,092,541	6,623,698	154,846,698	61,777,103	—	—
Cost of shares redeemed	(6,620,245)	(6,647,285)	(78,539,734)	(69,629,048)	—	(25,264,395)
Change in net assets resulting from capital transactions	(527,704)	(23,587)	76,306,964	(7,851,945)	—	(25,264,395)
Change in net assets	(1,711,022)	3,139,107	31,345,382	50,760,449	(11,805,228)	(5,088,618)
NET ASSETS:
Beginning of period	$8,891,251	$5,752,144	$166,911,609	$116,151,160	$49,000,359	$54,088,977
End of period	$7,180,229	$8,891,251	$198,256,991	$166,911,609	$37,195,131	$49,000,359
Accumulated undistributed net investment income (loss) included in end of period net assets	$(29,514)	$(20,490)	$(423,983)	$(289,142)	$(71,109)	$(24,705)
SHARE TRANSACTIONS:
Beginning of period	100,001	100,001	2,175,000	2,550,000	900,000	1,575,000
Issued	100,000	100,000	225,000	150,000	—	—
Issued in-kind	—	—	2,550,000	825,000	—	—
Redeemed	—	(50,000)	—	—	—	—
Redemption in-kind	(100,000)	(50,000)	(1,425,000)	(1,350,000)	—	(675,000)
Shares outstanding, end of period	100,001	100,001	3,525,000	2,175,000	900,000	900,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 203

	Ultra Russell2000		UltraPro QQQ®			UltraPro Dow30SM
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(31,674)	$(392,857)	$(245,955)	$(433,387)		$182,209	$103,017
Net realized gain (loss)	2,229,353	24,813,882	21,026,054	54,897,105		(2,773,921)	8,812,748
Change in net unrealized appreciation/depreciation	(76,306,566)	79,135,070	(23,949,886)	22,733,320		(707,760)	5,328,431
Change in Net Assets Resulting from Operations	(74,108,887)	103,556,095	(3,169,787)	77,197,038		(3,299,472)	14,244,196
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(37,342)	—	—		(107,718)	(66,977)
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	(37,342)	—	—		(107,718)	(66,977)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	243,651,684	129,584,203	328,621,251	159,493,972		43,664,624	41,520,468
Cost of shares redeemed	(155,129,488)	(226,058,023)	(254,169,754)	(149,781,894)		(23,957,250)	(21,422,965)
Change in net assets resulting from capital transactions	88,522,196	(96,473,820)	74,451,497	9,712,078		19,707,374	20,097,503
Change in net assets	14,413,309	7,044,933	71,281,710	86,909,116		16,300,184	34,274,722
NET ASSETS:
Beginning of period	$272,026,923	$264,981,990	$132,342,267	$45,433,151		$46,495,415	$12,220,693
End of period	$286,440,232	$272,026,923	$203,623,977	$132,342,267		$62,795,599	$46,495,415
Accumulated undistributed net investment income (loss) included in end of period net assets	$(170,556)	$(138,882)	$(582,222)	$(336,267)		$134,951	$60,460
SHARE TRANSACTIONS:
Beginning of period	5,475,000	8,475,000	1,500,000	1,000,002	(b)	300,001	150,001
Issued	600,000	450,000	1,350,000	1,000,000	(b)	250,000	150,000
Issued in-kind	6,375,000	2,625,000	3,350,000	1,500,000	(b)	150,000	200,000
Redeemed	—	(225,000)	—	(100,002	)(b)	—	—
Redemption in-kind	(4,200,000)	(5,850,000)	(3,300,000)	(1,900,000	)(b)	(200,000)	(200,000)
Shares outstanding, end of period	8,250,000	5,475,000	2,900,000	1,500,000	(b)	500,001	300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

204 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro S&P500®			UltraPro MidCap400			UltraPro Russell2000
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$495,219	$216,202		$(72,762)	$(67,560)		$(57,139)	$(135,804)
Net realized gain (loss)	(30,937,136)	84,479,287		742,360	5,834,478		(9,160,031)	14,043,299
Change in net unrealized appreciation/depreciation	(42,021,386)	57,435,220		(17,176,353)	16,900,813		(20,195,533)	14,930,614
Change in Net Assets Resulting from Operations	(72,463,303)	142,130,709		(16,506,755)	22,667,731		(29,412,703)	28,838,109
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(193,247)	(395,829)		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	(16,188)		—	—
Total distributions	(193,247)	(395,829)		—	(16,188)		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	601,488,019	292,883,403		28,251,474	10,148,307		90,048,475	54,302,279
Cost of shares redeemed	(427,535,340)	(300,887,004)		(23,169,088)	(6,202,161)		(44,313,536)	(25,742,957)
Change in net assets resulting from capital transactions	173,952,679	(8,003,601)		5,082,386	3,946,146		45,734,939	28,559,322
Change in net assets	101,296,129	133,731,279		(11,424,369)	26,597,689		16,322,236	57,397,431
NET ASSETS:
Beginning of period	$270,747,942	$137,016,663		$46,415,472	$19,817,783		$73,059,889	$15,662,458
End of period	$372,044,071	$270,747,942		$34,991,103	$46,415,472		$89,382,125	$73,059,889
Accumulated undistributed net investment income (loss) included in end of period net assets	$8,609	$(293,363)		$(137,107)	$(64,345)		$(172,677)	$(115,538)
SHARE TRANSACTIONS:
Beginning of period	3,250,000	3,000,003	(c)	450,000	400,002	(b)	750,000	300,002	(b)
Issued	4,950,000	1,850,000	(c)	450,000	150,000	(b)	1,250,000	450,000	(b)
Issued in-kind	5,600,000	3,350,000	(c)	50,000	—	(b)	600,000	400,000	(b)
Redeemed	—	(600,003	)(c)	—	(2	)(b)	—	(400,002	)(b)
Redemption in-kind	(7,500,000)	(4,350,000	)(c)	(350,000)	(100,000	)(b)	(800,000)	—	(b)
Shares outstanding, end of period	6,300,000	3,250,000	(c)	600,000	450,000	(b)	1,800,000	750,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(b)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(c)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 205

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,760	$91,708	$10,322	$18,574	$14,349	$(6,233)
Net realized gain (loss)	552,015	351,433	499,299	87,827	1,368,301	(1,523,057)
Change in net unrealized appreciation/depreciation	(2,687,505)	4,675,855	(3,053,240)	6,747,781	(3,887,887)	5,259,807
Change in Net Assets Resulting from Operations	(2,120,730)	5,118,996	(2,543,619)	6,854,182	(2,505,237)	3,730,517
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,299)	(94,055)	(1,079)	(24,909)	—	(19,111)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(15,299)	(94,055)	(1,079)	(24,909)	—	(19,111)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	—	—	—	—
Cost of shares redeemed	(7,087,835)	(3,584,618)	—	(2,873,384)	—	(6,182,578)
Change in net assets resulting from capital transactions	(7,087,835)	(3,584,618)	—	(2,873,384)	—	(6,182,578)
Change in net assets	(9,223,864)	1,440,323	(2,544,698)	3,955,889	(2,505,237)	(2,471,172)
NET ASSETS:
Beginning of period	$15,100,444	$13,660,121	$17,604,409	$13,648,520	$9,601,511	$12,072,683
End of period	$5,876,580	$15,100,444	$15,059,711	$17,604,409	$7,096,274	$9,601,511
Accumulated undistributed net investment income (loss) included in end of period net assets	$15,712	$16,251	$38,605	$29,362	$1,577	$(12,772)
SHARE TRANSACTIONS:
Beginning of period	450,000	600,000	300,000	375,000	225,000	450,000
Issued	—	—	—	—	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(75,000)	—	—
Redemption in-kind	(225,000)	(150,000)	—	—	—	(225,000)
Shares outstanding, end of period	225,000	450,000	300,000	300,000	225,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

206 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(44,010)	$(49,556)	$21,673	$38,918	$(55,232)	$(123,301)
Net realized gain (loss)	(963,621)	566,627	(330,032)	(993,013)	(332,052)	2,104,723
Change in net unrealized appreciation/depreciation	(6,266,224)	6,668,431	(5,315,348)	7,342,920	(8,160,355)	13,006,637
Change in Net Assets Resulting from Operations	(7,273,855)	7,185,502	(5,623,707)	6,388,825	(8,547,639)	14,988,059
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(9,965)	(73,187)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(9,965)	(73,187)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	11,844,514	—	—	1,857,532	—	—
Cost of shares redeemed	(8,992,070)	(4,504,874)	—	(10,221,276)	(8,081,695)	—
Change in net assets resulting from capital transactions	2,852,444	(4,504,874)	—	(8,363,744)	(8,081,695)	—
Change in net assets	(4,421,411)	2,680,628	(5,633,672)	(2,048,106)	(16,629,334)	14,988,059
NET ASSETS:
Beginning of period	$17,522,632	$14,842,004	$18,454,067	$20,502,173	$34,772,783	$19,784,724
End of period	$13,101,221	$17,522,632	$12,820,395	$18,454,067	$18,143,449	$34,772,783
Accumulated undistributed net investment income (loss) included in end of period net assets	$(90,073)	$(46,063)	$(11,790)	$(23,498)	$(125,840)	$(70,608)
SHARE TRANSACTIONS:
Beginning of period	300,000	450,000	525,000	825,000	600,000	600,000
Issued	225,000	—	—	75,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	(150,000)	—
Redemption in-kind	(225,000)	(150,000)	—	(375,000)	—	—
Shares outstanding, end of period	300,000	300,000	525,000	525,000	450,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 207

	Ultra Basic Materials		Ultra Nasdaq Biotechnology		Ultra Consumer Goods
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$951,616	$(860,263)	$(71,317)	$(27,867)	$35,932	$140,568
Net realized gain (loss)	(60,269,814)	195,456,325	(6,205,956)	589,418	(81,329)	8,665,375
Change in net unrealized appreciation/depreciation	(60,779,040)	4,320,152	(3,087,363)	3,634,629	(1,020,048)	1,548,900
Change in Net Assets Resulting from Operations	(120,097,238)	198,916,214	(9,364,636)	4,196,180	(1,065,445)	10,354,843
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(360,128)	—	(2,984)	(3,460)	(171,776)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	(5,799)	—	—
Total distributions	—	(360,128)	—	(8,783)	(3,460)	(171,776)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	68,956,835	116,539,152	19,435,886	11,433,249	—	4,745,572
Cost of shares redeemed	(45,886,497)	(279,976,523)	(13,599,084)	—	(6,209,739)	(22,661,184)
Change in net assets resulting from capital transactions	23,070,338	(163,437,371)	5,836,802	11,433,249	(6,209,739)	(17,915,612)
Change in net assets	(97,026,900)	35,118,715	(3,527,834)	15,620,646	(7,278,644)	(7,732,545)
NET ASSETS:
Beginning of period	$350,206,255	$315,087,540	$20,220,324	$4,599,678	$18,737,904	$26,470,449
End of period	$253,179,355	$350,206,255	$16,692,490	$20,220,324	$11,459,260	$18,737,904
Accumulated undistributed net investment income (loss) included in end of period net assets	$359,618	$(591,998)	$(108,022)	$(36,705)	$21,770	$(10,702)
SHARE TRANSACTIONS:
Beginning of period	6,450,000	10,725,000	250,001	100,001	225,000	525,000
Issued	75,000	600,000	—	50,000	—	75,000
Issued in-kind	1,725,000	2,400,000	250,000	100,000	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(975,000)	(7,275,000)	(250,000)	—	(75,000)	(375,000)
Shares outstanding, end of period	7,275,000	6,450,000	250,001	250,001	150,000	225,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

208 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra Consumer Services		Ultra Financials		Ultra Health Care
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,678)	$(24,787)	$2,167,695	$1,212,144	$150,941	$366,656
Net realized gain (loss)	(846,966)	4,801,342	(66,455,226)	11,041,528	(2,386,868)	5,694,714
Change in net unrealized appreciation/depreciation	(1,034,965)	696,895	(349,775,211)	205,317,466	(7,537,021)	14,226,439
Change in Net Assets Resulting from Operations	(1,899,609)	5,473,450	(414,062,742)	217,571,138	(9,772,948)	20,287,809
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(15,404)	(1,890,502)	(857,557)	(139,151)	(387,857)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(15,404)	(1,890,502)	(857,557)	(139,151)	(387,857)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	61,387,448	88,626,777	4,935,590	26,581,164
Cost of shares redeemed	(3,446,144)	(12,356,798)	(96,901,986)	(540,047,788)	(11,799,134)	(27,423,860)
Change in net assets resulting from capital transactions	(3,446,144)	(12,356,798)	(35,514,538)	(451,421,011)	(6,863,544)	(842,696)
Change in net assets	(5,345,753)	(6,898,752)	(451,467,782)	(234,707,430)	(16,775,643)	19,057,256
NET ASSETS:
Beginning of period	$13,065,175	$19,963,927	$1,192,045,327	$1,426,752,757	$51,469,350	$32,412,094
End of period	$7,719,422	$13,065,175	$740,577,545	$1,192,045,327	$34,693,707	$51,469,350
Accumulated undistributed net investment income (loss) included in end of period net assets	$(37,780)	$(20,102)	$432,655	$155,462	$54,287	$42,497
SHARE TRANSACTIONS:
Beginning of period	225,000	525,000	17,734,625	24,934,625	750,000	750,000
Issued	—	—	75,000	—	—	—
Issued in-kind	—	—	1,425,000	1,425,000	75,000	525,000
Redeemed	(75,000)	—	—	—	(225,000)	(150,000)
Redemption in-kind	—	(300,000)	(1,875,000)	(8,625,000)	—	(375,000)
Shares outstanding, end of period	150,000	225,000	17,359,625	17,734,625	600,000	750,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 209

	Ultra Industrials		Ultra Oil & Gas		Ultra Real Estate
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$57,470	$223,817	$263,027	$942,050	$2,047,622	$4,158,869
Net realized gain (loss)	(6,164,047)	12,941,240	99,714,319	96,315,273	35,081,070	129,800,670
Change in net unrealized appreciation/depreciation	(4,604,595)	3,960,530	(146,108,306)	179,756,498	(173,922,468)	119,784,587
Change in Net Assets Resulting from Operations	(10,711,172)	17,125,587	(46,130,960)	277,013,821	(136,793,776)	253,744,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,597)	(122,502)	—	(2,258,357)	(3,640,137)	(4,769,028)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(32,597)	(122,502)	—	(2,258,357)	(3,640,137)	(4,769,028)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	27,499,106	168,794,206	261,649,258	29,127,126	114,299,470
Cost of shares redeemed	(17,637,261)	(26,543,915)	(216,486,476)	(527,149,751)	(108,669,142)	(392,339,224)
Change in net assets resulting from capital transactions	(17,637,261)	955,191	(47,692,270)	(265,500,493)	(79,542,016)	(278,039,754)
Change in net assets	(28,381,030)	17,958,276	(93,823,230)	9,254,971	(219,975,929)	(29,064,656)
NET ASSETS:
Beginning of period	$53,014,536	$35,056,260	$383,499,530	$374,244,559	$562,072,441	$591,137,097
End of period	$24,633,506	$53,014,536	$289,676,300	$383,499,530	$342,096,512	$562,072,441
Accumulated undistributed net investment income (loss) included in end of period net assets	$36,601	$11,728	$618,773	$355,746	$221,158	$1,813,673
SHARE TRANSACTIONS:
Beginning of period	975,000	1,050,000	6,675,000	13,050,000	8,804,372	14,804,372
Issued	—	75,000	75,000	900,000	225,000	525,000
Issued in-kind	—	525,000	4,350,000	6,675,000	375,000	1,875,000
Redeemed	—	—	—	(375,000)	(75,000)	(150,000)
Redemption in-kind	(375,000)	(675,000)	(4,725,000)	(13,575,000)	(2,100,000)	(8,250,000)
Shares outstanding, end of period	600,000	975,000	6,375,000	6,675,000	7,229,372	8,804,372

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

210 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra KBW Regional Banking		Ultra Semiconductors		Ultra Technology
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,680	$27,855	$22,954	$(91,943)	$(165,171)	$(412,417)
Net realized gain (loss)	(1,128,105)	(597,061)	1,188,559	21,132,332	15,266,297	28,434,164
Change in net unrealized appreciation/depreciation	(16,970)	689,504	(11,494,710)	6,003,117	(29,597,954)	22,598,168
Change in Net Assets Resulting from Operations	(1,133,395)	120,298	(10,283,197)	27,043,506	(14,496,828)	50,619,915
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,594)	(28,827)	—	(121,010)	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	(1,175)	(4,598)	—	—	—	—
Total distributions	(4,769)	(33,425)	—	(121,010)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,133,018	12,258,981	14,132,713	22,686,663	9,106,597	51,050,686
Cost of shares redeemed	(3,185,591)	(14,703,264)	(12,613,757)	(71,918,650)	(26,770,205)	(95,563,039)
Change in net assets resulting from capital transactions	(52,573)	(2,444,283)	1,518,956	(49,231,987)	(17,663,608)	(44,512,353)
Change in net assets	(1,190,737)	(2,357,410)	(8,764,241)	(22,309,491)	(32,160,436)	6,107,562
NET ASSETS:
Beginning of period	$4,712,189	$7,069,599	$54,238,913	$76,548,404	$127,623,994	$121,516,432
End of period	$3,521,452	$4,712,189	$45,474,672	$54,238,913	$95,463,558	$127,623,994
Accumulated undistributed net investment income (loss) included in end of period net assets	$5,634	$(1,277)	$(14,300)	$(37,254)	$(348,625)	$(183,454)
SHARE TRANSACTIONS:
Beginning of period	100,001	150,001	1,200,000	2,400,000	1,875,000	2,550,000
Issued	—	50,000	—	225,000	—	75,000
Issued in-kind	100,000	250,000	450,000	525,000	150,000	825,000
Redeemed	—	—	—	—	—	(75,000)
Redemption in-kind	(100,000)	(350,000)	(375,000)	(1,950,000)	(450,000)	(1,500,000)
Shares outstanding, end of period	100,001	100,001	1,275,000	1,200,000	1,575,000	1,875,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 211

	Ultra Telecommunications		Ultra Utilities		Ultra MSCI EAFE
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$9,461	$43,091	$115,793	$500,741	$(33,378)	$(77,941)
Net realized gain (loss)	847,344	1,035,187	3,672,322	1,406,914	(1,709,796)	2,257,789
Change in net unrealized appreciation/depreciation	(2,704,147)	2,951,621	(2,883,540)	6,080,708	(1,533,750)	2,650,871
Change in Net Assets Resulting from Operations	(1,847,342)	4,029,899	904,575	7,988,363	(3,276,924)	4,830,719
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(475)	(88,854)	(122,180)	(547,603)	—	(2,966)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	(475)	(88,854)	(122,180)	(547,603)	—	(2,966)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,856,474	7,633,902	—	—	2,959,607
Cost of shares redeemed	(4,794,024)	(5,383,577)	(3,604,234)	(12,910,179)	—	(4,113,248)
Change in net assets resulting from capital transactions	(4,794,024)	(2,527,103)	4,029,668	(12,910,179)	—	(1,153,641)
Change in net assets	(6,641,841)	1,413,942	4,812,063	(5,469,419)	(3,276,924)	3,674,112
NET ASSETS:
Beginning of period	$9,881,004	$8,467,062	$14,867,997	$20,337,416	$9,473,570	$5,799,458
End of period	$3,239,163	$9,881,004	$19,680,060	$14,867,997	$6,196,646	$9,473,570
Accumulated undistributed net investment income (loss) included in end of period net assets	$41,077	$32,091	$59,135	$65,522	$(80,782)	$(47,404)
SHARE TRANSACTIONS:
Beginning of period	150,000	225,000	300,000	600,000	100,001	100,001
Issued	—	—	—	—	—	50,000
Issued in-kind	—	75,000	150,000	—	—	—
Redeemed	—	—	(75,000)	(300,000)	—	(50,000)
Redemption in-kind	(75,000)	(150,000)	—	—	—	—
Shares outstanding, end of period	75,000	150,000	375,000	300,000	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

212 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Emerging Markets		Ultra MSCI Europe		Ultra MSCI Pacific ex-Japan
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(87,108)	$(150,676)	$(13,947)	$(30,483)	$(14,935)	$(29,048)
Net realized gain (loss)	(4,517,539)	7,479,994	(980,347)	809,488	(91,197)	(64,729)
Change in net unrealized appreciation/depreciation	(8,173,042)	7,417,356	(711,802)	1,461,103	(993,240)	1,883,695
Change in Net Assets Resulting from Operations	(12,777,689)	14,746,674	(1,706,096)	2,240,108	(1,099,372)	1,789,918
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(54,008)	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	(54,008)	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	3,998,639	20,317,405	—	—	1,751,387	—
Cost of shares redeemed	—	(30,933,596)	—	(1,440,199)	(1,889,233)	—
Change in net assets resulting from capital transactions	3,998,639	(10,616,191)	—	(1,440,199)	(137,846)	—
Change in net assets	(8,779,050)	4,076,475	(1,706,096)	799,909	(1,237,218)	1,789,918
NET ASSETS:
Beginning of period	$33,284,496	$29,208,021	$4,237,262	$3,437,353	$3,999,058	$2,209,140
End of period	$24,505,446	$33,284,496	$2,531,166	$4,237,262	$2,761,840	$3,999,058
Accumulated undistributed net investment income (loss) included in end of period net assets	$(239,198)	$(152,090)	$(33,075)	$(19,128)	$(34,441)	$(19,506)
SHARE TRANSACTIONS:
Beginning of period	300,001	400,001	100,001	150,001	100,001	100,001
Issued	50,000	200,000	—	—	50,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(50,000)	(50,000)	—
Redemption in-kind	—	(300,000)	—	—	—	—
Shares outstanding, end of period	350,001	300,001	100,001	100,001	100,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 213

	Ultra MSCI Brazil		Ultra FTSE China 25		Ultra MSCI Japan
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(64,318)	$(91,623)	$(147,247)	$(384,970)	$(154,627)	$(164,902)
Net realized gain (loss)	(782,889)	(266,037)	2,520,018	4,333,609	3,207,069	(1,465,987)
Change in net unrealized appreciation/depreciation	(7,161,194)	2,108,511	(18,280,274)	9,182,601	(8,362,233)	5,410,792
Change in Net Assets Resulting from Operations	(8,008,401)	1,750,851	(15,907,503)	13,131,240	(5,309,791)	3,779,903
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,884,888	14,858,792	19,662,297	43,068,242	—	55,728,434
Cost of shares redeemed	—	(3,557,488)	(18,517,363)	(57,281,538)	(13,536,792)	(24,708,871)
Change in net assets resulting from capital transactions	2,884,888	11,301,304	1,144,934	(14,213,296)	(13,536,792)	31,019,563
Change in net assets	(5,123,513)	13,052,155	(14,762,569)	(1,082,056)	(18,846,583)	34,799,466
NET ASSETS:
Beginning of period	$16,859,907	$3,807,752	$44,194,602	$45,276,658	$43,679,063	$8,879,597
End of period	$11,736,394	$16,859,907	$29,432,033	$44,194,602	$24,832,480	$43,679,063
Accumulated undistributed net investment income (loss) included in end of period net assets	$(135,053)	$(70,735)	$(398,175)	$(250,928)	$(287,872)	$(133,245)
SHARE TRANSACTIONS:
Beginning of period	500,001	150,001	550,001	750,001	650,001	150,001
Issued	100,000	450,000	350,000	600,000	—	850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(100,000)	(300,000)	(800,000)	(200,000)	(350,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	600,001	500,001	600,001	550,001	450,001	650,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

214 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Ultra MSCI Mexico Investable Market		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,827)	$(19,068)	$101,417	$(30,899)	$(4,759)	$176,248
Net realized gain (loss)	(513,291)	143,810	1,718,554	3,342,150	1,807,409	(761,338)
Change in net unrealized appreciation/depreciation	(40,060)	896,685	11,846,188	(458,109)	2,781,605	1,508,054
Change in Net Assets Resulting from Operations	(561,178)	1,021,427	13,666,159	2,853,142	4,584,255	922,964
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(20,390)	(533)	(101,035)	(118,290)
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	(20,390)	(533)	(101,035)	(118,290)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	158,735,013	46,561,728	71,348,375	60,950,342
Cost of shares redeemed	—	(1,610,961)	(159,672,697)	(47,860,001)	(69,640,671)	(44,193,347)
Change in net assets resulting from capital transactions	—	(1,610,961)	(937,684)	(1,298,273)	1,707,704	16,756,995
Change in net assets	(561,178)	(589,534)	12,708,085	1,554,336	6,190,924	17,561,669
NET ASSETS:
Beginning of period	$2,075,207	$2,664,741	$13,060,508	$11,506,172	$25,637,054	$8,075,385
End of period	$1,514,029	$2,075,207	$25,768,593	$13,060,508	$31,827,978	$25,637,054
Accumulated undistributed net investment income (loss) included in end of period net assets	$(18,214)	$(10,387)	$73,212	$(7,815)	$(28,342)	$77,452
SHARE TRANSACTIONS:
Beginning of period	50,001	100,001	150,001	150,001	300,001	100,001
Issued	—	—	1,650,000	550,000	600,000	700,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(50,000)	(1,550,000)	(550,000)	(650,000)	(500,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	50,001	250,001	150,001	250,001	300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 215

	Ultra High Yield		Ultra Investment Grade Corporate		Short QQQ®
	Six Months Ended November 30, 2011 (Unaudited)	April 13, 2011* through May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	April 13, 2011* through May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(14,766)	$(4,961)	$(14,008)	$(5,107)	$(1,314,782)	$(1,958,393)
Net realized gain (loss)	—	—	7	—	(34,069,304)	(46,454,267)
Change in net unrealized appreciation/depreciation	(397,323)	74,276	102,492	239,973	15,910,153	(26,352,571)
Change in Net Assets Resulting from Operations	(412,089)	69,315	88,491	234,866	(19,473,933)	(74,765,231)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	4,000,920	—	4,000,920	339,494,030	361,386,787
Cost of shares redeemed	(1,769,266)	—	(2,161,845)	—	(259,901,856)	(289,623,436)
Change in net assets resulting from capital transactions	(1,769,266)	4,000,920	(2,161,845)	4,000,920	79,592,174	71,763,351
Change in net assets	(2,181,355)	4,070,235	(2,073,354)	4,235,786	60,118,241	(3,001,880)
NET ASSETS:
Beginning of period	$4,070,235	$—	$4,235,786	$—	$234,548,154	$237,550,034
End of period	$1,888,880	$4,070,235	$2,162,432	$4,235,786	$294,666,395	$234,548,154
Accumulated undistributed net investment income (loss) included in end of period net assets	$(19,727)	$(4,961)	$(19,115)	$(5,107)	$(2,478,849)	$(1,164,067)
SHARE TRANSACTIONS:
Beginning of period	100,001	—	100,001	—	7,350,000	5,550,000
Issued	—	100,001	—	100,001	10,200,000	10,275,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	—	(50,000)	—	(8,100,000)	(8,475,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	50,001	100,001	50,001	100,001	9,450,000	7,350,000

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

216 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Dow30SM		Short S&P500®		Short MidCap400
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,253,887)	$(2,245,480)	$(9,967,511)	$(14,522,940)	$(218,962)	$(262,086)
Net realized gain (loss)	(20,168,622)	(44,270,069)	(194,080,994)	(435,124,802)	(6,465,776)	(4,250,773)
Change in net unrealized appreciation/depreciation	13,783,374	(31,665,613)	83,865,876	(110,438,412)	2,303,495	(5,879,364)
Change in Net Assets Resulting from Operations	(7,639,135)	(78,181,162)	(120,182,629)	(560,086,154)	(4,381,243)	(10,392,223)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	178,877,434	265,528,175	2,223,750,597	1,900,069,073	89,720,449	2,278,812
Cost of shares redeemed	(120,807,917)	(235,050,228)	(1,091,991,418)	(1,618,574,761)	(68,071,996)	(7,472,438)
Change in net assets resulting from capital transactions	58,069,517	30,477,947	1,131,759,179	281,494,312	21,648,453	(5,193,626)
Change in net assets	50,430,382	(47,703,215)	1,011,576,550	(278,591,842)	17,267,210	(15,585,849)
NET ASSETS:
Beginning of period	$231,290,599	$278,993,814	$1,501,140,563	$1,779,732,405	$24,421,531	$40,007,380
End of period	$281,720,981	$231,290,599	$2,512,717,113	$1,501,140,563	$41,688,741	$24,421,531
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,475,600)	$(1,221,713)	$(17,380,022)	$(7,412,511)	$(365,888)	$(146,926)
SHARE TRANSACTIONS:
Beginning of period	5,775,000	5,325,000	37,201,429	33,976,429	825,000	975,000
Issued	4,200,000	5,775,000	49,800,000	38,550,000	2,775,000	75,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,850,000)	(5,325,000)	(25,650,000)	(35,325,000)	(2,250,000)	(225,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	7,125,000	5,775,000	61,351,429	37,201,429	1,350,000	825,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 217

	Short SmallCap600		Short Russell2000		UltraShort QQQ®
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(232,236)	$(324,514)	$(2,409,938)	$(2,611,542)	$(3,320,873)	$(6,493,700)
Net realized gain (loss)	544,200	(8,160,726)	(49,926,925)	(79,913,007)	(112,194,313)	(375,711,191)
Change in net unrealized appreciation/depreciation	3,685,504	(3,724,138)	30,739,285	(35,192,550)	90,916,943	(103,442,001)
Change in Net Assets Resulting from Operations	3,997,468	(12,209,378)	(21,597,578)	(117,717,099)	(24,598,243)	(485,646,892)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,686,723	46,990,081	420,052,086	447,618,491	519,476,909	730,959,586
Cost of shares redeemed	(37,880,793)	(9,093,624)	(282,983,133)	(191,416,975)	(535,729,663)	(439,429,528)
Change in net assets resulting from capital transactions	(25,194,070)	37,896,457	137,068,953	256,201,516	(16,252,754)	291,530,058
Change in net assets	(21,196,602)	25,687,079	115,471,375	138,484,417	(40,850,997)	(194,116,834)
NET ASSETS:
Beginning of period	$52,342,196	$26,655,117	$398,266,023	$259,781,606	$693,639,930	$887,756,764
End of period	$31,145,594	$52,342,196	$513,737,398	$398,266,023	$652,788,933	$693,639,930
Accumulated undistributed net investment income (loss) included in end of period net assets	$(450,014)	$(217,778)	$(3,859,906)	$(1,449,968)	$(6,838,209)	$(3,517,336)
SHARE TRANSACTIONS:
Beginning of period	2,025,000	750,000	13,725,000	6,450,000	14,157,771	9,855,000	(d)
Issued	450,000	1,575,000	12,225,000	12,750,000	10,800,000	11,490,000	(d)
Issued in-kind	—	—	—	—	—	—	(d)
Redeemed	(1,275,000)	(300,000)	(8,850,000)	(5,475,000)	(10,425,000)	(7,187,229	)(d)
Redemption in-kind	—	—	—	—	—	—	(d)
Shares outstanding, end of period	1,200,000	2,025,000	17,100,000	13,725,000	14,532,771	14,157,771	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

218 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Dow30SM		UltraShort S&P500®		UltraShort Russell3000
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,671,726)	$(3,609,223)	$(10,474,666)	$(21,002,351)	$(9,197)	$(16,533)
Net realized gain (loss)	(18,204,639)	(168,919,854)	(205,728,792)	(1,372,708,208)	(363,761)	(826,349)
Change in net unrealized appreciation/depreciation	11,798,250	(66,852,469)	156,650,328	(105,762,943)	153,671	(262,610)
Change in Net Assets Resulting from Operations	(8,078,115)	(239,381,546)	(59,553,130)	(1,499,473,502)	(219,287)	(1,105,492)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	171,070,846	212,432,863	1,727,745,743	1,661,818,167	893,860	1,467,544
Cost of shares redeemed	(176,280,804)	(166,853,831)	(1,569,039,251)	(1,639,092,710)	—	(1,393,826)
Change in net assets resulting from capital transactions	(5,209,958)	45,579,032	158,706,492	22,725,457	893,860	73,718
Change in net assets	(13,288,073)	(193,802,514)	99,153,362	(1,476,748,045)	674,573	(1,031,774)
NET ASSETS:
Beginning of period	$339,278,684	$533,081,198	$2,034,927,204	$3,511,675,249	$1,352,746	$2,384,520
End of period	$325,990,611	$339,278,684	$2,134,080,566	$2,034,927,204	$2,027,319	$1,352,746
Accumulated undistributed net investment income (loss) included in end of period net assets	$(3,513,290)	$(1,841,564)	$(20,752,750)	$(10,278,084)	$(18,344)	$(9,147)
SHARE TRANSACTIONS:
Beginning of period	20,100,000	18,225,000	101,325,000	102,075,000	100,001	100,001
Issued	9,525,000	9,450,000	74,850,000	59,775,000	50,000	100,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(9,150,000)	(7,575,000)	(68,700,000)	(60,525,000)	—	(100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	20,475,000	20,100,000	107,475,000	101,325,000	150,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 219

	UltraShort MidCap400			UltraShort SmallCap600			UltraShort Russell2000
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(195,786)	$(260,472)		$(122,098)	$(150,493)		$(2,162,338)	$(3,625,744)
Net realized gain (loss)	(6,511,262)	(18,724,780)		(2,030,885)	(8,956,874)		(27,093,341)	(250,390,091)
Change in net unrealized appreciation/depreciation	1,674,164	(1,434,779)		1,746,246	(4,365,660)		46,055,047	(59,555,369)
Change in Net Assets Resulting from Operations	(5,032,884)	(20,420,031)		(406,737)	(13,473,027)		16,799,368	(313,571,204)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	50,873,675	23,172,357		11,950,059	19,111,568		289,992,568	571,591,296
Cost of shares redeemed	(33,652,536)	(16,967,396)		(12,953,384)	(4,528,505)		(403,213,139)	(281,109,572)
Change in net assets resulting from capital transactions	17,221,139	6,204,961		(1,003,325)	14,583,063		(113,220,571)	290,481,724
Change in net assets	12,188,255	(14,215,070)		(1,410,062)	1,110,036		(96,421,203)	(23,089,480)
NET ASSETS:
Beginning of period	$28,925,859	$43,140,929		$20,374,101	$19,264,065		$446,162,618	$469,252,098
End of period	$41,114,114	$28,925,859		$18,964,039	$20,374,101		$349,741,415	$446,162,618
Accumulated undistributed net investment income (loss) included in end of period net assets	$(332,603)	$(136,817)		$(196,501)	$(74,403)		$(4,069,347)	$(1,907,009)
SHARE TRANSACTIONS:
Beginning of period	768,613	581,250	(e)	468,674	225,000	(e)	11,041,518	5,756,250	(e)
Issued	975,000	506,250	(e)	225,000	318,750	(e)	6,000,000	10,293,750	(e)
Issued in-kind	—	—	(e)	—	—	(e)	—	—	(e)
Redeemed	(675,000)	(318,887	)(e)	(225,000)	(75,076	)(e)	(8,250,000)	(5,008,482	)(e)
Redemption in-kind	—	—	(e)	—	—	(e)	—	—	(e)
Shares outstanding, end of period	1,068,613	768,613	(e)	468,674	468,674	(e)	8,791,518	11,041,518	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

220 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraPro Short QQQ®		UltraPro Short Dow30SM		UltraPro Short S&P500®
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(479,579)	$(469,296)	$(228,160)	$(235,577)	$(1,977,409)	$(2,697,601)
Net realized gain (loss)	(19,067,947)	(26,676,631)	(2,313,214)	(18,474,325)	(88,864,197)	(217,517,431)
Change in net unrealized appreciation/depreciation	6,855,776	(30,235,771)	(5,271,104)	(6,690,764)	24,085,980	(62,034,925)
Change in Net Assets Resulting from Operations	(12,691,750)	(57,381,698)	(7,812,478)	(25,400,666)	(66,755,626)	(282,249,957)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	87,713,130	151,058,846	53,667,195	55,698,455	706,209,306	551,368,690
Cost of shares redeemed	(73,273,980)	(32,001,710)	(12,760,469)	(7,200,226)	(351,896,534)	(209,548,605)
Change in net assets resulting from capital transactions	14,439,150	119,057,136	40,906,726	48,498,229	354,312,772	341,820,085
Change in net assets	1,747,400	61,675,438	33,094,248	23,097,563	287,557,146	59,570,128
NET ASSETS:
Beginning of period	$89,493,306	$27,817,868	$33,875,743	$10,778,180	$308,943,355	$249,373,227
End of period	$91,240,706	$89,493,306	$66,969,991	$33,875,743	$596,500,501	$308,943,355
Accumulated undistributed net investment income (loss) included in end of period net assets	$(797,548)	$(317,969)	$(376,909)	$(148,749)	$(3,503,626)	$(1,526,217)
SHARE TRANSACTIONS:
Beginning of period	3,750,001	450,001	1,100,001	150,001	20,650,001	7,200,001
Issued	3,900,000	4,150,000	1,750,000	1,100,000	41,450,000	22,350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(3,000,000)	(850,000)	(350,000)	(150,000)	(18,800,000)	(8,900,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,650,001	3,750,001	2,500,001	1,100,001	43,300,001	20,650,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 221

	UltraPro Short MidCap400		UltraPro Short Russell2000		UltraShort Russell1000 Value
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(57,943)	$(35,101)	$(306,536)	$(273,337)	$(11,665)	$(39,965)
Net realized gain (loss)	245,811	(3,010,548)	(143,984)	(26,417,696)	(625)	(1,209,879)
Change in net unrealized appreciation/depreciation	(1,556,036)	(1,439,868)	(5,599,434)	(11,600,060)	74,955	(1,070,835)
Change in Net Assets Resulting from Operations	(1,368,168)	(4,485,517)	(6,049,954)	(38,291,093)	62,665	(2,320,679)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	16,500,755	8,475,782	75,725,951	89,620,713	—	—
Cost of shares redeemed	(13,075,914)	—	(56,054,544)	(11,709,978)	—	(6,461,934)
Change in net assets resulting from capital transactions	3,424,841	8,475,782	19,671,407	77,910,735	—	(6,461,934)
Change in net assets	2,056,673	3,990,265	13,621,453	39,619,642	62,665	(8,782,613)
NET ASSETS:
Beginning of period	$9,542,588	$5,552,323	$54,696,549	$15,076,907	$2,156,718	$10,939,331
End of period	$11,599,261	$9,542,588	$68,318,002	$54,696,549	$2,219,383	$2,156,718
Accumulated undistributed net investment income (loss) included in end of period net assets	$(76,588)	$(18,645)	$(487,546)	$(181,010)	$(24,069)	$(12,404)
SHARE TRANSACTIONS:
Beginning of period	500,001	100,001	3,350,001	300,001	75,000	225,000
Issued	700,000	400,000	4,050,000	3,550,000	—	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(550,000)	—	(2,500,000)	(500,000)	—	(150,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	650,001	500,001	4,900,001	3,350,001	75,000	75,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

222 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Russell1000 Growth		UltraShort Russell MidCap Value			UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(23,911)	$(55,567)	$(9,831)	$(29,599)		$(13,565)	$(38,707)
Net realized gain (loss)	(1,077,680)	(1,939,711)	(243,356)	(1,906,578)		(312,227)	(3,150,427)
Change in net unrealized appreciation/depreciation	593,576	(2,012,396)	349,568	(545,190)		387,009	(679,485)
Change in Net Assets Resulting from Operations	(508,015)	(4,007,674)	96,381	(2,481,367)		61,217	(3,868,619)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,801,960	—	—	5,261,877		—	5,719,672
Cost of shares redeemed	(3,062,390)	(2,191,584)	—	(4,325,487)		—	(4,542,308)
Change in net assets resulting from capital transactions	1,739,570	(2,191,584)	—	936,390		—	1,177,364
Change in net assets	1,231,555	(6,199,258)	96,381	(1,544,977)		61,217	(2,691,255)
NET ASSETS:
Beginning of period	$4,348,623	$10,547,881	$1,777,356	$3,322,333		$2,503,372	$5,194,627
End of period	$5,580,178	$4,348,623	$1,873,737	$1,777,356		$2,564,589	$2,503,372
Accumulated undistributed net investment income (loss) included in end of period net assets	$(48,290)	$(24,379)	$(20,116)	$(10,285)		$(28,379)	$(14,814)
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	37,463	37,500	(e)	56,218	56,250	(e)
Issued	225,000	—	—	56,250	(e)	—	56,250	(e)
Issued in-kind	—	—	—	—	(e)	—	—	(e)
Redeemed	(150,000)	(75,000)	—	(56,287	)(e)	—	(56,282	)(e)
Redemption in-kind	—	—	—	—	(e)	—	—	(e)
Shares outstanding, end of period	300,000	225,000	37,463	37,463	(e)	56,218	56,218	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 223

	UltraShort Russell2000 Value			UltraShort Russell2000 Growth			Short Basic Materials
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(33,814)	$(78,030)		$(80,658)	$(100,366)		$(35,202)	$(35,922)
Net realized gain (loss)	269,649	(4,306,860)		(1,415,987)	(6,540,639)		(934,675)	(1,317,838)
Change in net unrealized appreciation/depreciation	(280,048)	(1,185,105)		(1,320,461)	(3,354,507)		159,166	(538,334)
Change in Net Assets Resulting from Operations	(44,213)	(5,569,995)		(2,817,106)	(9,995,512)		(810,711)	(1,892,094)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—		—	—
Net realized gains on investments	—	—		—	—		—	—
Tax return of capital	—	—		—	—		—	—
Total distributions	—	—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	6,353,444		10,594,498	15,637,036		13,428,937	1,857,236
Cost of shares redeemed	—	(2,549,690)		—	(8,127,472)		(6,493,227)	—
Change in net assets resulting from capital transactions	—	3,803,754		10,594,498	7,509,564		6,935,710	1,857,236
Change in net assets	(44,213)	(1,766,241)		7,777,392	(2,485,948)		6,124,999	(34,858)
NET ASSETS:
Beginning of period	$6,095,506	$7,861,747		$10,039,245	$12,525,193		$5,308,251	$5,343,109
End of period	$6,051,293	$6,095,506		$17,816,637	$10,039,245		$11,433,250	$5,308,251
Accumulated undistributed net investment income (loss) included in end of period net assets	$(69,149)	$(35,335)		$(130,329)	$(49,671)		$(54,409)	$(19,207)
SHARE TRANSACTIONS:
Beginning of period	131,196	93,750	(e)	269,978	150,000	(d)	150,001	100,001
Issued	—	75,000	(e)	225,000	240,000	(d)	300,000	50,000
Issued in-kind	—	—	(e)	—	—	(d)	—	—
Redeemed	—	(37,554	)(e)	—	(120,022	)(d)	(150,000)	—
Redemption in-kind	—	—	(e)	—	—	(d)	—	—
Shares outstanding, end of period	131,196	131,196	(e)	494,978	269,978	(d)	300,001	150,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

224 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short Financials		Short Oil & Gas		Short Real Estate
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(613,635)	$(900,815)	$(55,111)	$(94,764)	$(156,289)	$(160,567)
Net realized gain (loss)	(1,505,959)	(16,252,677)	404,382	(5,280,178)	(3,020,319)	(7,311,566)
Change in net unrealized appreciation/depreciation	5,834,217	(2,293,665)	476,344	(396,357)	1,871,349	(374,755)
Change in Net Assets Resulting from Operations	3,714,623	(19,447,157)	825,615	(5,771,299)	(1,305,259)	(7,846,888)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	85,570,576	43,658,575	8,352,695	10,351,773	35,697,917	35,223,404
Cost of shares redeemed	(44,008,636)	(34,466,745)	(11,837,419)	(6,270,660)	—	(21,751,505)
Change in net assets resulting from capital transactions	41,561,940	9,191,830	(3,484,724)	4,081,113	35,697,917	13,471,899
Change in net assets	45,276,563	(10,255,327)	(2,659,109)	(1,690,186)	34,392,658	5,625,011
NET ASSETS:
Beginning of period	$93,527,506	$103,782,833	$10,474,060	$12,164,246	$10,439,315	$4,814,304
End of period	$138,804,069	$93,527,506	$7,814,951	$10,474,060	$44,831,973	$10,439,315
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,102,254)	$(488,619)	$(105,206)	$(50,095)	$(245,546)	$(89,257)
SHARE TRANSACTIONS:
Beginning of period	2,625,001	2,475,001	300,001	225,001	300,001	100,001
Issued	2,100,000	1,050,000	225,000	225,000	950,000	750,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,125,000)	(900,000)	(300,000)	(150,000)	—	(550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,600,001	2,625,001	225,001	300,001	1,250,001	300,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 225

	Short KBW Regional Banking		UltraShort Basic Materials		UltraShort Nasdaq Biotechnology
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(102,793)	$(209,974)	$(486,923)	$(778,814)	$(13,570)	$(34,802)
Net realized gain (loss)	(6,001,897)	(3,834,319)	27,118,126	(95,808,886)	(482,118)	(1,863,558)
Change in net unrealized appreciation/depreciation	1,029,231	(1,372,289)	(6,737,279)	7,486,294	103,957	(945,284)
Change in Net Assets Resulting from Operations	(5,075,459)	(5,416,582)	19,893,924	(89,101,406)	(391,731)	(2,843,644)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	51,111,835	34,870,343	65,494,070	115,052,585	2,299,520	—
Cost of shares redeemed	(58,222,567)	(25,938,023)	(120,388,056)	(61,508,152)	(1,988,052)	(2,815,278)
Change in net assets resulting from capital transactions	(7,110,732)	8,932,320	(54,893,986)	53,544,433	311,468	(2,815,278)
Change in net assets	(12,186,191)	3,515,738	(35,000,062)	(35,556,973)	(80,263)	(5,658,922)
NET ASSETS:
Beginning of period	$23,181,068	$19,665,330	$96,235,487	$131,792,460	$1,799,824	$7,458,746
End of period	$10,994,877	$23,181,068	$61,235,425	$96,235,487	$1,719,561	$1,799,824
Accumulated undistributed net investment income (loss) included in end of period net assets	$(232,095)	$(129,302)	$(877,361)	$(390,438)	$(25,486)	$(11,916)
SHARE TRANSACTIONS:
Beginning of period	400,001	300,001	5,789,819	3,314,819	50,001	100,001
Issued	800,000	500,000	3,300,000	5,325,000	50,000	—
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,000,000)	(400,000)	(5,625,000)	(2,850,000)	(50,000)	(50,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	200,001	400,001	3,464,819	5,789,819	50,001	50,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

226 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Financials
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(28,501)	$(85,356)	$(65,618)	$(220,462)	$(1,757,579)	$(3,773,736)
Net realized gain (loss)	(449,178)	(5,005,860)	(6,633,503)	(11,589,455)	68,837,054	(190,283,988)
Change in net unrealized appreciation/depreciation	531,055	(1,464,436)	5,927,637	(4,605,092)	(44,440,986)	22,708,479
Change in Net Assets Resulting from Operations	53,376	(6,555,652)	(771,484)	(16,415,009)	22,638,489	(171,349,245)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,191,605	1,485,381	14,687,300	210,136,950	83,197,491
Cost of shares redeemed	(1,918,912)	(5,108,191)	(1,564,560)	(17,544,840)	(190,713,232)	(202,644,479)
Change in net assets resulting from capital transactions	(1,918,912)	(1,916,586)	(79,179)	(2,857,540)	19,423,718	(119,446,988)
Change in net assets	(1,865,536)	(8,472,238)	(850,663)	(19,272,549)	42,062,207	(290,796,233)
NET ASSETS:
Beginning of period	$6,712,044	$15,184,282	$13,322,597	$32,595,146	$307,966,285	$598,762,518
End of period	$4,846,508	$6,712,044	$12,471,934	$13,322,597	$350,028,492	$307,966,285
Accumulated undistributed net investment income (loss) included in end of period net assets	$(69,946)	$(41,445)	$(162,437)	$(96,819)	$(3,574,578)	$(1,816,999)
SHARE TRANSACTIONS:
Beginning of period	300,000	375,000	750,000	1,050,000	5,229,330	7,087,500	(e)
Issued	—	75,000	75,000	450,000	2,925,000	1,106,250	(e)
Issued in-kind	—	—	—	—	—	—	(e)
Redeemed	(75,000)	(150,000)	(75,000)	(750,000)	(2,625,000)	(2,964,420	)(e)
Redemption in-kind	—	—	—	—	—	—	(e)
Shares outstanding, end of period	225,000	300,000	750,000	750,000	5,529,330	5,229,330	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 227

	UltraShort Health Care		UltraShort Industrials			UltraShort Oil & Gas
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(17,014)	$(38,074)	$(52,062)	$(85,549)		$(504,150)	$(898,325)
Net realized gain (loss)	176,514	(1,988,133)	569,045	(5,833,693)		723,041	(78,263,381)
Change in net unrealized appreciation/depreciation	(92,005)	(438,146)	(320,411)	(1,190,159)		(5,565,387)	(15,381,993)
Change in Net Assets Resulting from Operations	67,495	(2,464,353)	196,572	(7,109,401)		(5,346,496)	(94,543,699)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	—	3,576,416	18,804,049		74,455,047	175,313,034
Cost of shares redeemed	—	—	(3,700,391)	(18,492,046)		(93,300,767)	(103,289,981)
Change in net assets resulting from capital transactions	—	—	(123,975)	312,003		(18,845,720)	72,023,053
Change in net assets	67,495	(2,464,353)	72,597	(6,797,398)		(24,192,216)	(22,520,646)
NET ASSETS:
Beginning of period	$3,238,763	$5,703,116	$7,139,851	$13,937,249		$115,167,851	$137,688,497
End of period	$3,306,258	$3,238,763	$7,212,448	$7,139,851		$90,975,635	$115,167,851
Accumulated undistributed net investment income (loss) included in end of period net assets	$(37,398)	$(20,384)	$(93,931)	$(41,869)		$(959,775)	$(455,625)
SHARE TRANSACTIONS:
Beginning of period	150,000	150,000	168,668	168,750	(e)	4,169,794	1,994,794
Issued	—	—	75,000	375,000	(e)	2,475,000	4,125,000
Issued in-kind	—	—	—	—	(e)	—	—
Redeemed	—	—	(75,000)	(375,082	)(e)	(3,075,000)	(1,950,000)
Redemption in-kind	—	—	—	—	(e)	—	—
Shares outstanding, end of period	150,000	150,000	168,668	168,668	(e)	3,569,794	4,169,794

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

228 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort Real Estate				UltraShort Semiconductors			UltraShort Technology
	Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(889,193)		$(2,487,629)		$(102,003)	$(212,782)		$(72,127)	$(165,680)
Net realized gain (loss)	2,183,428		(230,156,579)		(3,100,659)	(14,715,828)		(1,828,190)	(9,480,626)
Change in net unrealized appreciation/depreciation	7,829,239		23,683,466		2,185,324	(747,309)		1,139,292	(1,578,599)
Change in Net Assets Resulting from Operations	9,123,474		(208,960,742)		(1,017,338)	(15,675,919)		(761,025)	(11,224,905)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—		—		—	—		—	—
Net realized gains on investments	—		—		—	—		—	—
Tax return of capital	—		—		—	—		—	—
Total distributions	—		—		—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	78,372,296		91,426,815		22,055,720	36,659,596		—	18,785,300
Cost of shares redeemed	(103,814,676)		(148,171,601)		(28,103,414)	(23,683,577)		(4,599,734)	(11,227,977)
Change in net assets resulting from capital transactions	(25,442,380)		(56,744,786)		(6,047,694)	12,976,019		(4,599,734)	7,557,323
Change in net assets	(16,318,906)		(265,705,528)		(7,065,032)	(2,699,900)		(5,360,759)	(3,667,582)
NET ASSETS:
Beginning of period	$173,318,737		$439,024,265		$21,777,417	$24,477,317		$18,556,319	$22,223,901
End of period	$156,999,831		$173,318,737		$14,712,385	$21,777,417		$13,195,560	$18,556,319
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,058,182)		$(1,168,989)		$(224,779)	$(122,776)		$(162,628)	$(90,501)
SHARE TRANSACTIONS:
Beginning of period	4,244,688	(f)	5,344,688	(f)	479,921	300,000	(d)	337,318	243,750	(e)
Issued	1,750,000	(f)	1,375,000	(f)	375,000	645,000	(d)	—	243,750	(e)
Issued in-kind	—	(f)	—	(f)	—	—	(d)	—	—	(e)
Redeemed	(2,103,179	)(f)	(2,475,000	)(f)	(525,000)	(465,079	)(d)	(75,000)	(150,182	)(e)
Redemption in-kind	—	(f)	—	(f)	—	—	(d)	—	—	(e)
Shares outstanding, end of period	3,891,509	(f)	4,244,688	(f)	329,921	479,921	(d)	262,318	337,318	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 229

	UltraShort Telecommunications			UltraShort Utilities				Short MSCI EAFE
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)		Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,193)	$(17,142)		$(16,796)		$(46,249)		$(1,030,555)	$(947,023)
Net realized gain (loss)	244,946	(749,706)		(805,607)		(2,132,095)		4,795,618	(25,927,539)
Change in net unrealized appreciation/depreciation	322,803	(657,315)		346,035		(617,097)		(8,304,018)	(20,328,720)
Change in Net Assets Resulting from Operations	555,556	(1,424,163)		(476,368)		(2,795,441)		(4,538,955)	(47,203,282)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—		—		—	—
Net realized gains on investments	—	—		—		—		—	—
Tax return of capital	—	—		—		—		—	—
Total distributions	—	—		—		—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	2,204,611		2,027,734		1,334,259		274,187,764	130,352,408
Cost of shares redeemed	—	(781,455)		(2,210,790)		(1,164,890)		(118,864,801)	(143,427,197)
Change in net assets resulting from capital transactions	—	1,423,156		(183,056)		169,369		155,322,963	(13,074,789)
Change in net assets	555,556	(1,007)		(659,424)		(2,626,072)		150,784,008	(60,278,071)
NET ASSETS:
Beginning of period	$2,094,085	$2,095,092		$4,030,032		$6,656,104		$103,751,035	$164,029,106
End of period	$2,649,641	$2,094,085		$3,370,608		$4,030,032		$254,535,043	$103,751,035
Accumulated undistributed net investment income (loss) included in end of period net assets	$(22,780)	$(10,587)		$(42,858)		$(26,062)		$(1,519,160)	$(488,605)
SHARE TRANSACTIONS:
Beginning of period	59,989	30,000	(d)	100,000	(f)	100,000	(f)	2,250,000	2,550,000
Issued	—	45,000	(d)	50,000	(f)	25,000	(f)	5,175,000	2,325,000
Issued in-kind	—	—	(d)	—	(f)	—	(f)	—	—
Redeemed	—	(15,011	)(d)	(50,039	)(f)	(25,000	)(f)	(2,400,000)	(2,625,000)
Redemption in-kind	—	—	(d)	—	(f)	—	(f)	—	—
Shares outstanding, end of period	59,989	59,989	(d)	99,961	(f)	100,000	(f)	5,025,000	2,250,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(f)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

230 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short MSCI Emerging Markets		Short FTSE China 25		UltraShort MSCI EAFE
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,207,322)	$(1,957,332)	$(48,441)	$(65,475)	$(110,708)	$(192,983)
Net realized gain (loss)	9,590,755	(67,561,885)	437,913	(1,936,819)	4,918,247	(19,973,755)
Change in net unrealized appreciation/depreciation	(1,091,483)	(9,252,487)	(440,794)	36,257	(3,863,479)	38,123
Change in Net Assets Resulting from Operations	7,291,950	(78,771,704)	(51,322)	(1,966,037)	944,060	(20,128,615)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	122,166,638	114,224,956	7,632,036	6,481,104	27,761,772	6,560,562
Cost of shares redeemed	(84,028,648)	(117,832,295)	(6,486,451)	(2,175,672)	(11,684,744)	(18,922,505)
Change in net assets resulting from capital transactions	38,137,990	(3,607,339)	1,145,585	4,305,432	16,077,028	(12,361,943)
Change in net assets	45,429,940	(82,379,043)	1,094,263	2,339,395	17,021,088	(32,490,558)
NET ASSETS:
Beginning of period	$220,729,964	$303,109,007	$9,921,208	$7,581,813	$15,112,385	$47,602,943
End of period	$266,159,904	$220,729,964	$11,015,471	$9,921,208	$32,133,473	$15,112,385
Accumulated undistributed net investment income (loss) included in end of period net assets	$(2,311,579)	$(1,104,257)	$(91,538)	$(43,097)	$(189,180)	$(78,472)
SHARE TRANSACTIONS:
Beginning of period	7,500,000	7,575,000	250,001	150,001	675,000	1,050,000
Issued	3,375,000	3,450,000	150,000	150,000	975,000	225,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,625,000)	(3,525,000)	(150,000)	(50,000)	(375,000)	(600,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,250,000	7,500,000	250,001	250,001	1,275,000	675,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 231

	UltraShort MSCI Emerging Markets		UltraShort MSCI Europe			UltraShort MSCI Pacific ex-Japan
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(493,105)	$(1,166,781)	$(432,128)	$(531,263)		$(13,020)	$(27,067)
Net realized gain (loss)	17,354,270	(72,727,171)	(4,227,381)	(61,438,811)		780,990	(2,887,407)
Change in net unrealized appreciation/depreciation	(2,484,501)	(23,901,641)	(1,606,751)	(13,846,844)		(465,418)	734,613
Change in Net Assets Resulting from Operations	14,376,664	(97,795,593)	(6,266,260)	(75,816,918)		302,552	(2,179,861)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—		—	—
Net realized gains on investments	—	—	—	—		—	—
Tax return of capital	—	—	—	—		—	—
Total distributions	—	—	—	—		—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	102,727,853	160,902,183	145,391,495	59,218,116		—	6,038,848
Cost of shares redeemed	(144,587,237)	(176,157,767)	(38,257,745)	(130,234,412)		(4,958,686)	(445)
Change in net assets resulting from capital transactions	(41,859,384)	(15,255,584)	107,133,750	(71,016,296)		(4,958,686)	6,038,403
Change in net assets	(27,482,720)	(113,051,177)	100,867,490	(146,833,214)		(4,656,134)	3,858,542
NET ASSETS:
Beginning of period	$118,186,758	$231,237,935	$40,408,558	$187,241,772		$7,084,357	$3,225,815
End of period	$90,704,038	$118,186,758	$141,276,048	$40,408,558		$2,428,223	$7,084,357
Accumulated undistributed net investment income (loss) included in end of period net assets	$(1,123,738)	$(630,633)	$(659,266)	$(227,138)		$(32,593)	$(19,573)
SHARE TRANSACTIONS:
Beginning of period	4,094,744	4,169,744	949,847	1,750,000	(e)	149,992	30,000	(d)
Issued	2,775,000	4,725,000	2,850,000	775,000	(e)	—	120,000	(d)
Issued in-kind	—	—	—	—	(e)	—	—	(d)
Redeemed	(4,050,000)	(4,800,000)	(700,000)	(1,575,153	)(e)	(100,000)	(8	)(d)
Redemption in-kind	—	—	—	—	(e)	—	—	(d)
Shares outstanding, end of period	2,819,744	4,094,744	3,099,847	949,847	(e)	49,992	149,992	(d)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(d)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(e) As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

232 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	UltraShort MSCI Brazil		UltraShort FTSE China 25		UltraShort MSCI Japan
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(66,884)	$(216,340)	$(939,385)	$(1,943,919)	$(115,071)	$(190,810)
Net realized gain (loss)	4,873,963	(27,030,538)	61,039,933	(116,884,029)	73,546	(9,614,196)
Change in net unrealized appreciation/depreciation	(1,860,769)	9,116,622	(22,852,913)	(16,229,810)	246	30,003
Change in Net Assets Resulting from Operations	2,946,310	(18,130,256)	37,247,635	(135,057,758)	(41,279)	(9,775,003)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,118,606	17,152,845	65,453,566	89,374,455	—	67,796,472
Cost of shares redeemed	(15,526,541)	(27,367,084)	(99,643,869)	(181,066,619)	(21,022,122)	(35,134,874)
Change in net assets resulting from capital transactions	(407,935)	(10,214,239)	(34,190,303)	(91,692,164)	(21,022,122)	32,661,598
Change in net assets	2,538,375	(28,344,495)	3,057,332	(226,749,922)	(21,063,401)	22,886,595
NET ASSETS:
Beginning of period	$14,232,268	$42,576,763	$173,727,041	$400,476,963	$37,638,870	$14,752,275
End of period	$16,770,643	$14,232,268	$176,784,373	$173,727,041	$16,575,469	$37,638,870
Accumulated undistributed net investment income (loss) included in end of period net assets	$(164,289)	$(97,405)	$(1,921,006)	$(981,621)	$(253,369)	$(138,298)
SHARE TRANSACTIONS:
Beginning of period	950,001	1,650,001	6,869,589	9,494,589	1,050,000	300,000
Issued	750,000	850,000	2,025,000	2,850,000	—	1,725,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(800,000)	(1,550,000)	(2,775,000)	(5,475,000)	(600,000)	(975,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	900,001	950,001	6,119,589	6,869,589	450,000	1,050,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 233

	UltraShort MSCI Mexico Investable Market			Short 7-10 Year Treasury		Short 20+ Year Treasury
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011		Six Months Ended November 30, 2011 (Unaudited)	April 4, 2011* through May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(12,715)	$(28,801)		$(66,800)	$(8,287)	$(4,356,400)	$(6,022,027)
Net realized gain (loss)	208,225	(1,719,016)		(597,254)	(2,725)	(197,900,830)	(21,392,970)
Change in net unrealized appreciation/depreciation	(193,024)	(442,910)		(465,568)	(242,058)	(46,358,160)	(37,364,865)
Change in Net Assets Resulting from Operations	2,486	(2,190,727)		(1,129,622)	(253,070)	(248,615,390)	(64,779,862)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—		—	—	—	—
Net realized gains on investments	—	—		—	—	—	—
Tax return of capital	—	—		—	—	—	—
Total distributions	—	—		—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,332,618		14,336,133	7,926,240	414,760,917	659,258,081
Cost of shares redeemed	—	(2,141,062)		(2,628,064)	—	(408,615,622)	(67,372,561)
Change in net assets resulting from capital transactions	—	1,191,556		11,708,069	7,926,240	6,145,295	591,885,520
Change in net assets	2,486	(999,171)		10,578,447	7,673,170	(242,470,095)	527,105,658
NET ASSETS:
Beginning of period	$2,465,496	$3,464,667		$7,673,170	$—	$1,006,623,571	$479,517,913
End of period	$2,467,982	$2,465,496		$18,251,617	$7,673,170	$764,153,476	$1,006,623,571
Accumulated undistributed net investment income (loss) included in end of period net assets	$(25,774)	$(13,059)		$(75,087)	$(8,287)	$(8,817,839)	$(4,461,439)
SHARE TRANSACTIONS:
Beginning of period	49,986	37,500	(e)	200,001	—	24,150,001	10,550,001
Issued	—	37,500	(e)	400,000	200,001	11,350,000	15,150,000
Issued in-kind	—	—	(e)	—	—	—	—
Redeemed	—	(25,014	)(e)	(75,000)	—	(11,900,000)	(1,550,000)
Redemption in-kind	—	—	(e)	—	—	—	—
Shares outstanding, end of period	49,986	49,986	(e)	525,001	200,001	23,600,001	24,150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(e)  As described in Note 12, share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

See accompanying notes to the financial statements.

234 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Short High Yield		Short Investment Grade Corporate		UltraShort 3-7 Year Treasury
	Six Months Ended November 30, 2011 (Unaudited)	March 21, 2011* through May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	March 28, 2011* through May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	April 4, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(189,474)	$(10,351)	$(12,127)	$(6,451)	$(19,818)	$(5,686)
Net realized gain (loss)	—	—	(106,179)	—	(341,734)	—
Change in net unrealized appreciation/depreciation	(2,439,573)	(135,822)	28,672	(138,599)	(64,057)	(228,462)
Change in Net Assets Resulting from Operations	(2,629,047)	(146,173)	(89,634)	(145,050)	(425,609)	(234,148)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	88,583,590	9,891,788	—	4,000,480	939,586	4,000,920
Cost of shares redeemed	(49,012,546)	—	(1,894,121)	—	—	—
Change in net assets resulting from capital transactions	39,571,044	9,891,788	(1,894,121)	4,000,480	939,586	4,000,920
Change in net assets	36,941,997	9,745,615	(1,983,755)	3,855,430	513,977	3,766,772
NET ASSETS:
Beginning of period	$9,745,615	$—	$3,855,430	$—	$3,766,772	$—
End of period	$46,687,612	$9,745,615	$1,871,675	$3,855,430	$4,280,749	$3,766,772
Accumulated undistributed net investment income (loss) included in end of period net assets	$(199,825)	$(10,351)	$(18,578)	$(6,451)	$(25,504)	$(5,686)
SHARE TRANSACTIONS:
Beginning of period	250,001	—	100,001	—	100,001	—
Issued	2,200,000	250,001	—	100,001	25,000	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,250,000)	—	(50,000)	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,200,001	250,001	50,001	100,001	125,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 235

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort TIPS
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	Six Months Ended November 30, 2011 (Unaudited)	February 9, 2011* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,062,866)	$(3,472,480)	$(21,852,964)	$(43,163,786)	$(13,815)	$(10,144)
Net realized gain (loss)	(68,137,770)	(108,714,035)	(1,007,832,092)	(340,519,498)	(559,214)	—
Change in net unrealized appreciation/depreciation	(19,802,869)	41,397,430	(1,560,798,958)	(553,261,029)	15,053	(473,243)
Change in Net Assets Resulting from Operations	(90,003,505)	(70,789,085)	(2,590,484,014)	(936,944,313)	(557,976)	(483,387)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—	—
Net realized gains on investments	—	—	—	—	—	—
Tax return of capital	—	—	—	—	—	—
Total distributions	—	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	209,133,176	251,982,933	2,798,974,487	4,777,474,551	—	4,000,480
Cost of shares redeemed	(195,616,911)	(69,987,503)	(2,554,998,476)	(3,192,863,972)	(1,474,069)	—
Change in net assets resulting from capital transactions	13,516,265	181,995,430	243,976,011	1,584,610,579	(1,474,069)	4,000,480
Change in net assets	(76,487,240)	111,206,345	(2,346,508,003)	647,666,266	(2,032,045)	3,517,093
NET ASSETS:
Beginning of period	$478,836,711	$367,630,366	$5,806,616,838	$5,158,950,572	$3,517,093	$—
End of period	$402,349,471	$478,836,711	$3,460,108,835	$5,806,616,838	$1,485,048	$3,517,093
Accumulated undistributed net investment income (loss) included in end of period net assets	$(4,414,820)	$(2,351,954)	$(50,372,717)	$(28,519,753)	$(23,959)	$(10,144)
SHARE TRANSACTIONS:
Beginning of period	12,375,000	7,875,000	175,200,000	128,550,000	100,001	—
Issued	6,300,000	6,150,000	108,375,000	133,200,000	—	100,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(6,000,000)	(1,650,000)	(106,575,000)	(86,550,000)	(50,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	12,675,000	12,375,000	177,000,000	175,200,000	50,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

236 :: ProShares Trust :: Statements of Changes in Net Assets :: For the Periods Indicated

	Credit Suisse 130/30		Hedge Replication ETF	RAFI® Long/Short
	Six Months Ended November 30, 2011 (Unaudited)	Year Ended May 31, 2011	July 12, 2011* through November 30, 2011 (Unaudited)	Six Months Ended November 30, 2011 (Unaudited)	December 2, 2010* through May 31, 2011
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$614,494	$699,416	$(20,646)	$89,983	$32,003
Net realized gain (loss)	(656,244)	3,030,167	(80,315)	(336,105)	(130,295)
Change in net unrealized appreciation/depreciation	(10,962,214)	11,248,822	(75,106)	(1,307,682)	7,209
Change in Net Assets Resulting from Operations	(11,003,964)	14,978,405	(176,067)	(1,553,804)	(91,083)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(538,087)	(507,344)	—	(68,155)	(14,684)
Net realized gains on investments	—	—	—	—	—
Tax return of capital	—	—	—	—	—
Total distributions	(538,087)	(507,344)	—	(68,155)	(14,684)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	15,069,321	53,003,235	15,756,090	13,460,137	20,808,140
Cost of shares redeemed	(19,278,114)	(7,267,640)	—	(15,290,752)	(2,068,911)
Change in net assets resulting from capital transactions	(4,208,793)	45,735,595	15,756,090	(1,830,615)	18,739,229
Change in net assets	(15,750,844)	60,206,656	15,580,023	(3,452,574)	18,633,462
NET ASSETS:
Beginning of period	$114,976,571	$54,769,915	$—	$18,633,462	$—
End of period	$99,225,727	$114,976,571	$15,580,023	$15,180,888	$18,633,462
Accumulated undistributed net investment income (loss) included in end of period net assets	$251,996	$175,589	$(20,646)	$39,147	$17,319
SHARE TRANSACTIONS:
Beginning of period	1,850,001	1,100,001	—	450,001	—
Issued	—	100,000	400,001	350,000	450,001
Issued in-kind	250,000	800,000	—	—	50,000
Redeemed	—	—	—	(100,000)	(50,000)
Redemption in-kind	(350,000)	(150,000)	—	(300,000)	—
Shares outstanding, end of period	1,750,001	1,850,001	400,001	400,001	450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

For the Periods Indicated :: Statements of Changes in Net Assets :: ProShares Trust :: 237

Financial Highlights

238 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra QQQ®
Six Months ended November 30, 2011 (Unaudited)	$92.36	$(0.14)	$(9.25)	$0.01	$(9.38)	$—	$—	$—	$—	$82.98	(10.16)%	(10.43)%
Year ended May 31, 2011	57.81	(0.27)	34.81	0.01	34.55	—	—	—	—	92.36	59.76	59.98
Year ended May 31, 2010	36.11	(0.21)	21.90	0.01	21.70	—	—	—	—	57.81	60.09	60.08
Year ended May 31, 2009	90.42	(0.07)	(54.22)	0.01	(54.28)	—	—	(0.03)	(0.03)	36.11	(60.05)	(60.09)
Year ended May 31, 2008	94.58	0.13	0.75	0.05	0.93	(0.07)	(5.02)	—	(5.09)	90.42	0.57	0.52
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	—	30.01	(0.12)	(5.31)	—	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Six Months ended November 30, 2011 (Unaudited)	64.78	0.16	(6.45)	0.01	(6.28)	(0.14)	—	—	(0.14)	58.36	(9.66)	(9.98)
Year ended May 31, 2011	41.60	0.25	23.22	0.01	23.48	(0.30)	—	—	(0.30)	64.78	56.67	56.58
Year ended May 31, 2010	29.21	0.41	12.49	0.01	12.91	(0.52)	—	—	(0.52)	41.60	44.49	43.08
Year ended May 31, 2009	75.75	0.72	(46.46)	0.02	(45.72)	(0.82)	—	—	(0.82)	29.21	(60.66)	(60.22)
Year ended May 31, 2008	97.22	1.43	(18.05)	0.03	(16.59)	(1.32)	(3.56)	—	(4.88)	75.75	(17.59)	(17.61)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	—	34.39	(1.02)	(6.15)	—	(7.17)	97.22	50.99	50.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra QQQ®
Six Months ended November 30, 2011 (Unaudited)	1.03%	0.95%	(0.42)%	(0.33)%	$728,110	1%
Year ended May 31, 2011	1.03	0.95	(0.45)	(0.37)	768,865	23
Year ended May 31, 2010	1.03	0.95	(0.50)	(0.42)	789,059	32
Year ended May 31, 2009	1.03	0.95	(0.29)	(0.20)	1,080,608	73
Year ended May 31, 2008	1.04	0.95	0.06	0.15	908,687	39
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Six Months ended November 30, 2011 (Unaudited)	1.00	0.95	0.53	0.58	280,151	—	(j)
Year ended May 31, 2011	1.00	0.95	0.43	0.48	340,085	—	(j)
Year ended May 31, 2010	0.99	0.95	1.02	1.06	333,813	30
Year ended May 31, 2009	0.99	0.95	2.22	2.26	602,468	73
Year ended May 31, 2008	1.02	0.95	1.69	1.76	301,090	64
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 239

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P500®
Six Months ended November 30, 2011 (Unaudited)	$54.98	$0.16	$(9.33)	$—	(h)	$(9.17)	$(0.12)	$—	$—	$(0.12)	$45.69	(16.66)%	(16.96)%
Year ended May 31, 2011	36.25	0.30	18.76	—	(h)	19.06	(0.33)	—	—	(0.33)	54.98	52.87	52.94
Year ended May 31, 2010	26.21	0.29	10.09	0.01		10.39	(0.34)	—	(0.01)	(0.35)	36.25	39.73	38.68
Year ended May 31, 2009	73.99	0.43	(47.71)	0.01		(47.27)	(0.51)	—	—	(0.51)	26.21	(64.09)	(63.77)
Year ended May 31, 2008	98.42	1.06	(21.20)	0.03		(20.11)	(1.04)	(3.28)	—	(4.32)	73.99	(20.88)	(21.07)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	—		32.47	(0.68)	(3.37)	—	(4.05)	98.42	47.17	47.28
Ultra Russell3000
Six Months ended November 30, 2011 (Unaudited)	88.91	(0.08)	(17.05)	0.02		(17.11)	—	—	—	—	71.80	(19.24)	(19.80)
Year ended May 31, 2011	57.52	(0.09)	31.61	0.02		31.54	(0.15)	—	—	(0.15)	88.91	54.93	51.67
June 30, 2009* through May 31, 2010	40.00	0.44	17.29	0.03		17.76	(0.24)	—	—	(0.24)	57.52	44.37	44.50
Ultra MidCap400
Six Months ended November 30, 2011 (Unaudited)	76.74	(0.07)	(20.44)	0.01		(20.50)	—	—	—	—	56.24	(26.71)	(26.72)
Year ended May 31, 2011	45.55	(0.10)	31.30	—	(h)	31.20	(0.01)	—	—	(0.01)	76.74	68.51	68.78
Year ended May 31, 2010	26.82	0.04	18.79	0.01		18.84	(0.05)	—	(0.06)	(0.11)	45.55	70.39	69.69
Year ended May 31, 2009	80.92	0.21	(53.99)	0.01		(53.77)	(0.33)	—	—	(0.33)	26.82	(66.62)	(66.55)
Year ended May 31, 2008	99.03	0.58	(14.44)	0.01		(13.85)	(0.54)	(3.72)	—	(4.26)	80.92	(13.85)	(13.82)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	—		33.69	(0.73)	(3.93)	—	(4.66)	99.03	49.76	50.02

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2011 (Unaudited)	0.92%	0.92%	0.72%	0.72%	$1,586,442	2%
Year ended May 31, 2011	0.92	0.92	0.67	0.67	1,661,717	4
Year ended May 31, 2010	0.92	0.92	0.84	0.84	1,642,205	57
Year ended May 31, 2009	0.95	0.95	1.68	1.68	2,398,029	77
Year ended May 31, 2008	0.98	0.95	1.34	1.37	904,503	18
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12
Ultra Russell3000
Six Months ended November 30, 2011 (Unaudited)	4.45	0.95	(3.73)	(0.24)	7,180	50
Year ended May 31, 2011	3.70	0.95	(2.88)	(0.13)	8,891	42
June 30, 2009* through May 31, 2010	4.17	0.95	(2.37)	0.85	5,752	8
Ultra MidCap400
Six Months ended November 30, 2011 (Unaudited)	1.05	0.95	(0.33)	(0.23)	198,257	6
Year ended May 31, 2011	1.07	0.95	(0.30)	(0.17)	166,912	12
Year ended May 31, 2010	1.06	0.95	(0.01)	0.10	116,151	51
Year ended May 31, 2009	1.18	0.95	0.48	0.71	158,895	167
Year ended May 31, 2008	1.25	0.95	0.41	0.71	133,524	56
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28

*  Commencement of investment operations.

See accompanying notes to the financial statements.

240 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Six Months ended November 30, 2011 (Unaudited)	$54.44	$(0.05)	$(13.06)	$—		$(13.11)	$—	$—	$—	$—	$41.33	(24.09)%	(24.43)%
Year ended May 31, 2011	34.34	(0.04)	20.15	—	(h)	20.11	(0.01)	—	—	(0.01)	54.44	58.61	58.34
Year ended May 31, 2010	20.21	(0.02)	14.18	—	(h)	14.16	(0.01)	—	(0.02)	(0.03)	34.34	70.13	70.23
Year ended May 31, 2009	58.20	0.14	(37.99)	0.01		(37.84)	(0.15)	—	—	(0.15)	20.21	(65.10)	(65.02)
Year ended May 31, 2008	82.62	0.33	(21.49)	0.01		(21.15)	(0.63)	(2.64)	—	(3.27)	58.20	(25.80)	(26.27)
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	—		12.62	—	—	—	—	82.62	18.03	18.50
Ultra Russell2000
Six Months ended November 30, 2011 (Unaudited)	49.69	(0.01)	(14.96)	—	(h)	(14.97)	—	—	—	—	34.72	(30.12)	(30.19)
Year ended May 31, 2011	31.27	(0.06)	18.49	—	(h)	18.43	(0.01)	—	—	(0.01)	49.69	58.90	58.99
Year ended May 31, 2010	18.76	— (h)	12.54	0.01		12.55	— (h)	—	(0.04)	(0.04)	31.27	66.93	67.40
Year ended May 31, 2009	55.88	0.14	(37.07)	0.01		(36.92)	(0.20)	—	—	(0.20)	18.76	(66.18)	(66.31)
Year ended May 31, 2008	79.77	0.36	(22.76)	0.03		(22.37)	(0.65)	(0.87)	—	(1.52)	55.88	(28.28)	(28.48)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	—		9.77	—	—	—	—	79.77	13.96	14.29
UltraPro QQQ®
Six Months ended November 30, 2011 (Unaudited)	88.23	(0.11)	(17.93)	0.03		(18.01)	—	—	—	—	70.22	(20.42)	(20.88)
Year ended May 31, 2011(p)	45.43	(0.26)	43.03	0.03		42.80	—	—	—	—	88.23	94.21	94.24
February 9, 2010* through May 31, 2010(p)	40.00	(0.03)	5.45 (i)	0.01		5.43	—	—	—	—	45.43	13.59	13.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2011 (Unaudited)	1.26%	0.95%	(0.56)%	(0.25)%	$37,195	6%
Year ended May 31, 2011	1.32	0.95	(0.47)	(0.10)	49,000	12
Year ended May 31, 2010	1.24	0.95	(0.34)	(0.06)	54,089	48
Year ended May 31, 2009	1.62	0.95	(0.07)	0.60	54,565	182
Year ended May 31, 2008	2.10	0.95	(0.61)	0.54	21,824	45
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
Six Months ended November 30, 2011 (Unaudited)	1.24	0.95	(0.33)	(0.03)	286,440	9
Year ended May 31, 2011	1.16	0.95	(0.37)	(0.16)	272,027	43
Year ended May 31, 2010	1.21	0.95	(0.27)	(0.01)	264,982	98
Year ended May 31, 2009	1.30	0.95	0.34	0.69	303,990	205
Year ended May 31, 2008	1.49	0.95	0.11	0.65	113,165	48
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
UltraPro QQQ®
Six Months ended November 30, 2011 (Unaudited)	1.12	0.95	(0.48)	(0.31)	203,624	17
Year ended May 31, 2011(p)	1.15	0.95	(0.58)	(0.38)	132,342	31
February 9, 2010* through May 31, 2010(p)	1.64	0.95	(0.89)	(0.20)	45,433	55

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 241

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Dow30SM
Six Months ended November 30, 2011 (Unaudited)	$154.98	$0.39	$(29.52)	$0.02		$(29.11)	$(0.28)	$—	$—	$(0.28)	$125.59	(18.78)%	(18.97)%
Year ended May 31, 2011	81.47	0.52	73.36	0.03		73.91	(0.40)	—	—	(0.40)	154.98	90.95	90.97
February 9, 2010* through May 31, 2010	80.00	0.16	1.33 (i)	0.01		1.50	(0.03)	—	—	(0.03)	81.47	1.86	1.75
UltraPro S&P500®
Six Months ended November 30, 2011 (Unaudited)	83.31	0.09	(24.34)	0.02		(24.23)	(0.03)	—	—	(0.03)	59.05	(29.07)	(29.33)
Year ended May 31, 2011(q)	45.67	0.06	37.66	0.02		37.74	(0.10)	—	—	(0.10)	83.31	82.78	83.01
June 23, 2009* through May 31, 2010(q)	26.67	0.25	18.81	0.02		19.08	(0.08)	—	—	(0.08)	45.67	71.53	71.23
UltraPro MidCap400
Six Months ended November 30, 2011 (Unaudited)	103.15	(0.14)	(44.70)	0.01		(44.83)	—	—	—	—	58.32	(43.46)	(43.42)
Year ended May 31, 2011(p)	49.54	(0.15)	53.79	—	(h)	53.64	—	—	(0.03)	(0.03)	103.15	108.32	107.99
February 9, 2010* through May 31, 2010(p)	40.00	—	9.55	—	(h)	9.55	(0.01)	—	—	(0.01)	49.54	23.88	24.00
UltraPro Russell2000
Six Months ended November 30, 2011 (Unaudited)	97.41	(0.05)	(47.71)	0.01		(47.75)	—	—	—	—	49.66	(49.02)	(49.17)
Year ended May 31, 2011(p)	52.21	(0.21)	45.39	0.02		45.20	—	—	—	—	97.41	86.57	86.53
February 9, 2010* through May 31, 2010(p)	40.00	(0.05)	12.26	—		12.21	—	—	—	—	52.21	30.53	30.64

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2011 (Unaudited)	1.18%	0.95%	0.44%	0.67%	$62,796	27%
Year ended May 31, 2011	1.32	0.95	0.06	0.43	46,495	—	(j)
February 9, 2010* through May 31, 2010	1.85	0.95	(0.36)	0.54	12,221	44
UltraPro S&P500®
Six Months ended November 30, 2011 (Unaudited)	1.02	0.95	0.25	0.32	372,044	13
Year ended May 31, 2011(q)	1.03	0.95	0.01	0.10	270,748	70
June 23, 2009* through May 31, 2010(q)	1.27	0.95	0.24	0.56	137,017	69
UltraPro MidCap400
Six Months ended November 30, 2011 (Unaudited)	1.41	0.95	(0.91)	(0.45)	34,991	61
Year ended May 31, 2011(p)	1.27	0.95	(0.54)	(0.22)	46,415	35
February 9, 2010* through May 31, 2010(p)	2.18	0.95	(1.25)	(0.02)	19,818	55
UltraPro Russell2000
Six Months ended November 30, 2011 (Unaudited)	1.42	0.95	(0.65)	(0.18)	89,382	47
Year ended May 31, 2011(p)	1.54	0.95	(0.89)	(0.30)	73,060	116
February 9, 2010* through May 31, 2010(p)	3.03	0.95	(2.36)	(0.27)	15,662	3

*  Commencement of investment operations.

See accompanying notes to the financial statements.

242 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell1000 Value
Six Months ended November 30, 2011 (Unaudited)	$33.56	$0.06	$(7.45)	$—	(h)	$(7.39)	$(0.05)	$—	$—	$(0.05)	$26.12	(22.02)%	(22.41)%
Year ended May 31, 2011	22.77	0.18	10.80	—	(h)	10.98	(0.19)	—	—	(0.19)	33.56	48.45	45.83
Year ended May 31, 2010	16.07	0.19	6.73	—	(h)	6.92	(0.22)	—	—	(0.22)	22.77	43.23	43.48
Year ended May 31, 2009	51.92	0.41	(35.73)	0.01		(35.31)	(0.54)	—	—	(0.54)	16.07	(68.39)	(68.15)
Year ended May 31, 2008	75.96	1.16	(23.81)	—		(22.65)	(1.39)	—	—	(1.39)	51.92	(30.10)	(30.02)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	—		5.96	—	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Six Months ended November 30, 2011 (Unaudited)	58.68	0.03	(8.51)	—		(8.48)	— (h)	—	—	— (h)	50.20	(14.45)	(15.02)
Year ended May 31, 2011	36.40	0.06	22.30	—	(h)	22.36	(0.08)	—	—	(0.08)	58.68	61.51	59.72
Year ended May 31, 2010	25.84	0.22	10.63	—	(h)	10.85	(0.28)	—	(0.01)	(0.29)	36.40	42.02	44.11
Year ended May 31, 2009	66.57	0.23	(40.72)	0.01		(40.48)	(0.22)	—	(0.03)	(0.25)	25.84	(60.90)	(61.15)
Year ended May 31, 2008	75.80	0.45	(7.08)	0.02		(6.61)	(0.58)	(2.04)	—	(2.62)	66.57	(8.94)	(9.25)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	—		5.80	—	—	—	—	75.80	8.29	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell1000 Value
Six Months ended November 30, 2011 (Unaudited)	2.80%	0.95%	(1.44)%	0.42%	$5,877	41%
Year ended May 31, 2011	1.94	0.95	(0.31)	0.68	15,100	30
Year ended May 31, 2010	1.87	0.95	(0.04)	0.88	13,660	68
Year ended May 31, 2009	2.67	0.95	0.66	2.38	20,484	163
Year ended May 31, 2008	2.06	0.95	0.81	1.92	7,789	36
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Six Months ended November 30, 2011 (Unaudited)	1.82	0.95	(0.73)	0.14	15,060	17
Year ended May 31, 2011	1.84	0.95	(0.77)	0.12	17,604	59
Year ended May 31, 2010	1.51	0.95	0.09	0.65	13,649	53
Year ended May 31, 2009	1.93	0.95	(0.17)	0.81	29,072	138
Year ended May 31, 2008	1.56	0.95	0.06	0.67	39,944	33
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell MidCap Value
Six Months ended November 30, 2011 (Unaudited)	$42.67	$0.06	$(11.19)	$—		$(11.13)	$—	$—	$—	$—	$31.54	(26.09)%	(27.40)%
Year ended May 31, 2011	26.83	(0.02)	15.92	—	(h)	15.90	(0.06)	—	—	(0.06)	42.67	59.36	57.88
Year ended May 31, 2010	15.31	0.18	11.55	—	(h)	11.73	(0.20)	—	(0.01)	(0.21)	26.83	77.01	77.99
Year ended May 31, 2009	52.21	0.30	(36.82)	0.01		(36.51)	(0.39)	—	—	(0.39)	15.31	(70.21)	(70.11)
Year ended May 31, 2008	74.99	0.81	(22.39)	0.01		(21.57)	(1.21)	—	—	(1.21)	52.21	(28.91)	(29.08)
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	—		4.99	—	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
Six Months ended November 30, 2011 (Unaudited)	58.41	(0.13)	(14.62)	0.01		(14.74)	—	—	—	—	43.67	(25.23)	(25.36)
Year ended May 31, 2011	32.98	(0.16)	25.59	—	(h)	25.43	—	—	—	—	58.41	77.11	76.30
Year ended May 31, 2010	20.61	— (h)	12.40	—	(h)	12.40	(0.02)	—	(0.01)	(0.03)	32.98	60.20	60.03
Year ended May 31, 2009	65.61	0.07	(45.00)	—	(h)	(44.93)	(0.07)	—	—	(0.07)	20.61	(68.49)	(68.40)
Year ended May 31, 2008	76.27	0.25	(8.57)	0.03		(8.29)	(0.34)	(2.03)	—	(2.37)	65.61	(10.93)	(10.89)
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	—		6.27	—	—	—	—	76.27	8.97	8.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell MidCap Value
Six Months ended November 30, 2011 (Unaudited)	3.12%	0.95%	(1.78)%	0.39%	$7,096	24%
Year ended May 31, 2011	2.82	0.95	(1.94)	(0.07)	9,602	92
Year ended May 31, 2010	1.77	0.95	(0.03)	0.80	12,073	45
Year ended May 31, 2009	3.77	0.95	(0.95)	1.87	13,777	140
Year ended May 31, 2008	2.44	0.95	(0.10)	1.39	3,916	59
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Six Months ended November 30, 2011 (Unaudited)	1.78	0.95	(1.40)	(0.58)	13,101	32
Year ended May 31, 2011	2.03	0.95	(1.45)	(0.37)	17,523	73
Year ended May 31, 2010	1.75	0.95	(0.82)	(0.02)	14,842	48
Year ended May 31, 2009	2.54	0.95	(1.28)	0.31	15,460	153
Year ended May 31, 2008	1.95	0.95	(0.62)	0.38	19,682	132
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2

*  Commencement of investment operations.

See accompanying notes to the financial statements.

244 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Russell2000 Value
Six Months ended November 30, 2011 (Unaudited)	$35.15	$0.04	$(10.75)	$—		$(10.71)	$(0.02)	$—	$—	$(0.02)	$24.42	(30.46)%	(30.34)%
Year ended May 31, 2011	24.85	0.05	10.36	—	(h)	10.41	(0.11)	—	—	(0.11)	35.15	42.00	39.76
Year ended May 31, 2010	14.47	0.10	10.40	—	(h)	10.50	(0.12)	—	—	(0.12)	24.85	72.89	74.04
Year ended May 31, 2009	44.79	0.25	(30.24)	0.01		(29.98)	(0.34)	—	—	(0.34)	14.47	(67.25)	(67.52)
Year ended May 31, 2008	70.79	0.63	(25.70)	—	(h)	(25.07)	(0.93)	—	—	(0.93)	44.79	(35.68)	(35.19)
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	—		0.79	—	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Six Months ended November 30, 2011 (Unaudited)	57.95	(0.12)	(17.51)	—	(h)	(17.63)	—	—	—	—	40.32	(30.43)	(30.53)
Year ended May 31, 2011	32.97	(0.21)	25.19	—		24.98	—	—	—	—	57.95	75.71	75.26
Year ended May 31, 2010	20.61	(0.12)	12.48	—	(h)	12.36	—	—	—	—	32.97	59.97	61.15
Year ended May 31, 2009	58.31	— (h)	(37.69)	0.01		(37.68)	(0.02)	—	—	(0.02)	20.61	(64.62)	(64.85)
Year ended May 31, 2008	74.06	0.18	(15.03)	—	(h)	(14.85)	(0.29)	(0.61)	—	(0.90)	58.31	(20.16)	(18.93)
February 20, 2007* through May 31, 2007	70.00	0.07	3.99	—		4.06	—	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Russell2000 Value
Six Months ended November 30, 2011 (Unaudited)	2.27%	0.95%	(1.00)%	0.32%	$12,820	25%
Year ended May 31, 2011	1.68	0.95	(0.54)	0.19	18,454	37
Year ended May 31, 2010	2.12	0.95	(0.69)	0.48	20,502	70
Year ended May 31, 2009	3.88	0.95	(1.63)	1.30	18,448	175
Year ended May 31, 2008	2.90	0.95	(0.66)	1.29	10,078	84
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Six Months ended November 30, 2011 (Unaudited)	1.79	0.95	(1.39)	(0.54)	18,143	60
Year ended May 31, 2011	1.54	0.95	(1.07)	(0.48)	34,773	36
Year ended May 31, 2010	1.80	0.95	(1.27)	(0.43)	19,785	60
Year ended May 31, 2009	3.23	0.95	(2.29)	— (m)	23,183	189
Year ended May 31, 2008	2.59	0.95	(1.35)	0.30	13,120	72
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2011 (Unaudited)	$54.30	$0.14	$(19.64)		$—	(h)	$(19.50)	$—	$—	$—	$—	$34.80	(35.90)%	(36.08)%
Year ended May 31, 2011	29.38	(0.11)	25.05		0.01		24.95	(0.03)	—	—	(0.03)	54.30	85.03	84.40
Year ended May 31, 2010	19.87	0.14	9.51	(i)	0.01		9.66	(0.15)	—	—	(0.15)	29.38	48.75	49.56
Year ended May 31, 2009	104.14	0.26	(84.16	)(i)	0.01		(83.89)	(0.38)	—	—	(0.38)	19.87	(80.67)	(80.65)
Year ended May 31, 2008	91.28	1.10	24.52		0.04		25.66	(1.13)	(11.67)	—	(12.80)	104.14	31.61	31.03
January 30, 2007* through May 31, 2007	70.00	0.50	20.78		—		21.28	—	—	—	—	91.28	30.40	30.59
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2011 (Unaudited)	80.88	(0.23)	(13.89)		0.01		(14.11)	—	—	—	—	66.77	(17.45)	(17.91)
Year ended May 31, 2011	46.00	(0.25)	35.21		0.01		34.97	(0.04)	—	(0.05)	(0.09)	80.88	76.12	74.60
April 7, 2010* through May 31, 2010	60.00	(0.06)	(13.95)		0.01		(14.00)	—	—	—	—	46.00	(23.33)	(22.55)
Ultra Consumer Goods
Six Months ended November 30, 2011 (Unaudited)	83.28	0.21	(7.07)		—	(h)	(6.86)	(0.02)	—	—	(0.02)	76.40	(8.24)	(8.39)
Year ended May 31, 2011	50.42	0.44	32.83		0.01		33.28	(0.42)	—	—	(0.42)	83.28	66.45	65.87
Year ended May 31, 2010	35.37	0.72	15.00		—	(h)	15.72	(0.67)	—	—	(0.67)	50.42	44.58	44.24
Year ended May 31, 2009	65.69	0.69	(30.25)		0.01		(29.55)	(0.77)	—	—	(0.77)	35.37	(45.19)	(45.15)
Year ended May 31, 2008	76.71	1.10	(10.07)		0.02		(8.95)	(1.51)	(0.56)	—	(2.07)	65.69	(11.90)	(8.65)
January 30, 2007* through May 31, 2007	70.00	0.44	6.27		—		6.71	—	—	—	—	76.71	9.59	8.59

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2011 (Unaudited)	1.01%	0.95%	0.66%	0.72%	$253,179	22%
Year ended May 31, 2011	1.00	0.95	(0.31)	(0.26)	350,206	6
Year ended May 31, 2010	1.00	0.95	0.46	0.50	315,088	93
Year ended May 31, 2009	1.05	0.95	1.70	1.80	466,528	246
Year ended May 31, 2008	1.42	0.95	0.73	1.20	31,241	46
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2011 (Unaudited)	1.63	0.95	(1.38)	(0.70)	16,692	3
Year ended May 31, 2011	1.92	0.95	(1.39)	(0.42)	20,220	8
April 7, 2010* through May 31, 2010	4.38	0.95	(4.16)	(0.73)	4,600	5
Ultra Consumer Goods
Six Months ended November 30, 2011 (Unaudited)	1.87	0.95	(0.36)	0.56	11,459	2
Year ended May 31, 2011	1.63	0.95	0.03	0.71	18,738	6
Year ended May 31, 2010	1.44	0.95	1.00	1.48	26,470	24
Year ended May 31, 2009	2.22	0.95	0.60	1.87	15,918	86
Year ended May 31, 2008	2.03	0.95	0.51	1.59	9,853	11
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1

*  Commencement of investment operations.

See accompanying notes to the financial statements.

246 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Six Months ended November 30, 2011 (Unaudited)	$58.07	$(0.08)	$(6.53)	$—	(h)	$(6.61)	$—	$—	$—	$—	$51.46	(11.37)%	(11.09)%
Year ended May 31, 2011	38.03	(0.07)	20.14	—	(h)	20.07	(0.03)	—	—	(0.03)	58.07	52.83	51.70
Year ended May 31, 2010	21.79	0.10	16.25	—	(h)	16.35	(0.09)	—	(0.02)	(0.11)	38.03	75.17	75.95
Year ended May 31, 2009	49.21	0.17	(27.43)	0.01		(27.25)	(0.17)	—	—	(0.17)	21.79	(55.40)	(55.71)
Year ended May 31, 2008	73.35	0.36	(23.84)	—		(23.48)	(0.66)	—	—	(0.66)	49.21	(32.18)	(30.90)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	—		3.35	—	—	—	—	73.35	4.80	3.49
Ultra Financials
Six Months ended November 30, 2011 (Unaudited)	67.22	0.12	(24.57)	—	(h)	(24.45)	(0.11)	—	—	(0.11)	42.66	(36.36)	(36.59)
Year ended May 31, 2011	57.22	0.06	9.99	—	(h)	10.05	(0.05)	—	—	(0.05)	67.22	17.56	17.42
Year ended May 31, 2010(l)	41.27	0.14	16.08 (i)	0.01		16.23	(0.15)	—	(0.13)	(0.28)	57.22	39.34	40.17
Year ended May 31, 2009(l)	297.57	1.19	(255.11)	0.02		(253.90)	(2.40)	—	—	(2.40)	41.27	(85.83)	(85.83)
Year ended May 31, 2008(l)	719.00	6.98	(417.41)	0.27		(410.16)	(11.27)	—	—	(11.27)	297.57	(57.74)	(58.00)
January 30, 2007* through May 31, 2007(l)	700.00	5.55	13.45	—		19.00	—	—	—	—	719.00	2.71	2.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2011 (Unaudited)	2.02%	0.95%	(1.39)%	(0.32)%	$7,719	114%
Year ended May 31, 2011	1.96	0.95	(1.18)	(0.17)	13,065	4
Year ended May 31, 2010	1.84	0.95	(0.57)	0.31	19,964	42
Year ended May 31, 2009	3.18	0.95	(1.46)	0.77	11,440	110
Year ended May 31, 2008	3.04	0.95	(1.46)	0.63	3,691	10
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Six Months ended November 30, 2011 (Unaudited)	0.97	0.95	0.49	0.51	740,578	16
Year ended May 31, 2011	0.95	0.95	0.09	0.09	1,192,045	8
Year ended May 31, 2010(l)	0.96	0.95	0.25	0.26	1,426,753	32
Year ended May 31, 2009(l)	0.98	0.95	2.23	2.26	2,517,915	238
Year ended May 31, 2008(l)	1.04	0.95	1.98	2.07	1,055,642	15
January 30, 2007* through May 31, 2007(l)	2.28	0.95	1.10	2.43	10,785	46

*  Commencement of investment operations.

See accompanying notes to the financial statements.
Financial Highlights :: ProShares Trust :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Health Care
Six Months ended November 30, 2011 (Unaudited)	$68.63	$0.21	$(10.82)	$—	(h)	$(10.61)	$(0.20)	$—	$—	$(0.20)	$57.82	(15.45)%	(15.61)%
Year ended May 31, 2011	43.22	0.42	25.43	—	(h)	25.85	(0.44)	—	—	(0.44)	68.63	60.20	58.70
Year ended May 31, 2010	34.15	0.59	9.16	0.01		9.76	(0.67)	—	(0.02)	(0.69)	43.22	28.42	30.57
Year ended May 31, 2009	58.11	0.44	(23.96)	—	(h)	(23.52)	(0.44)	—	—	(0.44)	34.15	(40.60)	(41.20)
Year ended May 31, 2008	77.98	0.71	(18.21)	0.01		(17.49)	(1.05)	(1.33)	—	(2.38)	58.11	(22.95)	(22.76)
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	—		7.98	—	—	—	—	77.98	11.40	11.53
Ultra Industrials
Six Months ended November 30, 2011 (Unaudited)	54.37	0.08	(13.35)	—	(h)	(13.27)	(0.04)	—	—	(0.04)	41.06	(24.39)	(24.21)
Year ended May 31, 2011	33.39	0.23	20.85	0.01		21.09	(0.11)	—	—	(0.11)	54.37	63.33	62.71
Year ended May 31, 2010	20.15	0.21	13.22	—	(h)	13.43	(0.19)	—	—	(0.19)	33.39	66.86	67.32
Year ended May 31, 2009	73.95	0.38	(53.80)	0.01		(53.41)	(0.39)	—	—	(0.39)	20.15	(72.38)	(72.45)
Year ended May 31, 2008	86.92	0.92	(9.16)	0.01		(8.23)	(1.38)	(3.36)	—	(4.74)	73.95	(9.63)	(9.59)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	—		16.92	—	—	—	—	86.92	24.17	24.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Health Care
Six Months ended November 30, 2011 (Unaudited)	1.23%	0.95%	0.46%	0.75%	$34,694	2%
Year ended May 31, 2011	1.26	0.95	0.53	0.83	51,469	6
Year ended May 31, 2010	1.25	0.95	1.03	1.33	32,412	50
Year ended May 31, 2009	1.32	0.95	0.79	1.16	48,658	79
Year ended May 31, 2008	1.75	0.95	0.29	1.09	17,433	33
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Six Months ended November 30, 2011 (Unaudited)	1.36	0.95	(0.05)	0.36	24,634	6
Year ended May 31, 2011	1.31	0.95	0.17	0.54	53,015	40
Year ended May 31, 2010	1.32	0.95	0.36	0.73	35,056	14
Year ended May 31, 2009	2.24	0.95	0.47	1.76	30,228	107
Year ended May 31, 2008	2.04	0.95	0.13	1.22	11,092	30
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1

*  Commencement of investment operations.

See accompanying notes to the financial statements.

248 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	$57.45	$0.04		$(12.05)		$—	(h)	$(12.01)	$—	$—	$—	$—	$45.44	(20.91)%	(20.92)%
Year ended May 31, 2011	28.68	0.10		28.87		0.01		28.98	(0.21)	—	—	(0.21)	57.45	101.51	101.44
Year ended May 31, 2010	29.90	0.18		(1.19	)(i)	0.01		(1.00)	(0.17)	—	(0.05)	(0.22)	28.68	(3.39)	(4.10)
Year ended May 31, 2009	115.62	0.29		(85.92)		0.01		(85.62)	(0.10)	—	—	(0.10)	29.90	(74.04)	(73.73)
Year ended May 31, 2008	94.94	0.73		32.36		0.06		33.15	(1.60)	(10.87)	—	(12.47)	115.62	37.97	36.84
January 30, 2007* through May 31, 2007	70.00	0.36		24.58		—		24.94	—	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Six Months ended November 30, 2011 (Unaudited)	63.84	0.26		(16.31)		—	(h)	(16.05)	(0.47)	—	—	(0.47)	47.32	(25.10)	(25.27)
Year ended May 31, 2011	39.93	0.39		23.92		0.01		24.32	(0.41)	—	—	(0.41)	63.84	61.34	61.71
Year ended May 31, 2010(k)	19.17	0.65		20.56		0.02		21.23	(0.47)	—	—	(0.47)	39.93	112.43	113.23
Year ended May 31, 2009(k)	182.64	0.80		(160.90)		0.03		(160.07)	(3.40)	—	—	(3.40)	19.17	(88.98)	(89.01)
Year ended May 31, 2008(k)	309.08	3.68		(122.08	)(i)	0.07		(118.33)	(8.11)	—	—	(8.11)	182.64	(38.58)	(38.66)
January 30, 2007* through May 31, 2007(k)	350.00	2.18		(43.10)		—		(40.92)	—	—	—	—	309.08	(11.69)	(11.86)
Ultra KBW Regional Banking
Six Months ended November 30, 2011 (Unaudited)	47.12	0.13		(11.98)		0.01		(11.84)	(0.06)	—	(0.01)	(0.07)	35.21	(25.07)	(24.86)
Year ended May 31, 2011	47.13	0.18		0.01		0.02		0.21	(0.19)	—	(0.03)	(0.22)	47.12	0.51	(0.07)
April 20, 2010* through May 31, 2010	60.00	—	(h)	(12.91)		0.04		(12.87)	—	—	—	—	47.13	(21.45)	(21.63)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	1.01%	0.95%	0.11%	0.18%	$289,676	10%
Year ended May 31, 2011	1.00	0.95	0.19	0.24	383,500	7
Year ended May 31, 2010	0.99	0.95	0.53	0.57	374,245	61
Year ended May 31, 2009	1.00	0.95	0.99	1.05	818,546	249
Year ended May 31, 2008	1.19	0.95	0.48	0.72	78,044	76
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Six Months ended November 30, 2011 (Unaudited)	0.99	0.95	0.97	1.01	342,097	5
Year ended May 31, 2011	0.98	0.95	0.77	0.80	562,072	11
Year ended May 31, 2010(k)	0.99	0.95	2.17	2.21	591,137	29
Year ended May 31, 2009(k)	1.11	0.95	3.36	3.52	451,439	211
Year ended May 31, 2008(k)	1.34	0.95	1.66	2.05	57,532	23
January 30, 2007* through May 31, 2007(k)	1.87	0.95	1.09	2.01	4,636	114
Ultra KBW Regional Banking
Six Months ended November 30, 2011 (Unaudited)	4.51	0.95	(2.86)	0.69	3,521	12
Year ended May 31, 2011	1.85	0.95	(0.49)	0.41	4,712	29
April 20, 2010* through May 31, 2010	4.90	0.95	(3.99)	(0.04)	7,070	24

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 249

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Semiconductors
Six Months ended November 30, 2011 (Unaudited)	$45.20	$0.02	$(9.55)		$—	(h)	$(9.53)	$—	$—	$—	$—	$35.67	(21.09)%	(21.01)%
Year ended May 31, 2011	31.90	(0.05)	13.39		0.01		13.35	(0.05)	—	—	(0.05)	45.20	41.92	41.84
Year ended May 31, 2010	19.01	0.11	12.96		0.01		13.08	(0.17)	—	(0.02)	(0.19)	31.90	68.97	69.90
Year ended May 31, 2009	60.30	0.24	(41.25)		0.01		(41.00)	(0.28)	—	(0.01)	(0.29)	19.01	(68.11)	(68.35)
Year ended May 31, 2008	78.50	0.68	(14.62	)(i)	0.03		(13.91)	(0.62)	(3.67)	—	(4.29)	60.30	(18.56)	(18.57)
January 30, 2007* through May 31, 2007	70.00	0.28	8.22		—		8.50	—	—	—	—	78.50	12.14	12.34
Ultra Technology
Six Months ended November 30, 2011 (Unaudited)	68.07	(0.10)	(7.36)		—	(h)	(7.46)	—	—	—	—	60.61	(10.95)	(11.33)
Year ended May 31, 2011	47.65	(0.18)	20.60		—	(h)	20.42	—	—	—	—	68.07	42.82	43.12
Year ended May 31, 2010	29.53	(0.10)	18.23		—	(h)	18.13	—	—	(0.01)	(0.01)	47.65	61.41	61.17
Year ended May 31, 2009	71.12	0.09	(41.56)		0.01		(41.46)	(0.11)	—	(0.02)	(0.13)	29.53	(58.33)	(58.24)
Year ended May 31, 2008	78.03	0.30	(4.68	)(i)	0.03		(4.35)	(0.45)	(2.11)	—	(2.56)	71.12	(5.93)	(5.99)
January 30, 2007* through May 31, 2007	70.00	0.15	7.88		—		8.03	—	—	—	—	78.03	11.47	11.37

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Semiconductors
Six Months ended November 30, 2011 (Unaudited)	1.20%	0.95%	(0.15)%	0.10%	$45,475	14%
Year ended May 31, 2011	1.13	0.95	(0.31)	(0.13)	54,239	5
Year ended May 31, 2010	1.11	0.95	0.25	0.41	76,548	61
Year ended May 31, 2009	1.17	0.95	1.01	1.23	105,485	191
Year ended May 31, 2008	1.27	0.95	0.80	1.12	117,594	80
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
Six Months ended November 30, 2011 (Unaudited)	1.10	0.95	(0.49)	(0.33)	95,464	2
Year ended May 31, 2011	1.06	0.95	(0.42)	(0.30)	127,624	6
Year ended May 31, 2010	1.06	0.95	(0.33)	(0.22)	121,516	57
Year ended May 31, 2009	1.18	0.95	0.07	0.30	128,438	100
Year ended May 31, 2008	1.23	0.95	0.15	0.43	133,344	24
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63

*  Commencement of investment operations.

See accompanying notes to the financial statements.

250 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Six Months ended November 30, 2011 (Unaudited)	$65.87	$0.11	$(22.79)	$0.01		$(22.67)	$(0.01)	$—	$—	$(0.01)	$43.19	(34.43)%	(34.77)%
Year ended May 31, 2011	37.63	0.29	28.53	0.01		28.83	(0.59)	—	—	(0.59)	65.87	77.51	74.84
Year ended May 31, 2010	31.06	0.95	6.53	—	(h)	7.48	(0.91)	—	—	(0.91)	37.63	24.33	27.83
Year ended May 31, 2009	89.05	1.07	(57.35)	0.01		(56.27)	(1.72)	—	—	(1.72)	31.06	(63.73)	(64.38)
March 25, 2008* through May 31, 2008	70.00	0.34	18.69	0.02		19.05	—	—	—	—	89.05	27.21	28.01
Ultra Utilities
Six Months ended November 30, 2011 (Unaudited)	49.56	0.43	2.96	0.01		3.40	(0.48)	—	—	(0.48)	52.48	6.95	7.36
Year ended May 31, 2011	33.90	1.03	15.74	0.01		16.78	(1.12)	—	—	(1.12)	49.56	50.28	48.07
Year ended May 31, 2010	27.98	0.94	6.01	0.01		6.96	(1.04)	—	—	(1.04)	33.90	24.82	27.45
Year ended May 31, 2009	78.94	1.06	(50.96)	0.01		(49.89)	(1.07)	—	—	(1.07)	27.98	(63.64)	(63.95)
Year ended May 31, 2008	90.27	1.68	(6.76)	—	(h)	(5.08)	(2.01)	(4.24)	—	(6.25)	78.94	(5.75)	(5.92)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53	—		20.27	—	—	—	—	90.27	28.96	29.24
Ultra MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	94.73	(0.33)	(32.43)	—		(32.76)	—	—	—	—	61.97	(34.59)	(33.96)
Year ended May 31, 2011	57.99	(0.66)	37.41	0.01		36.76	(0.02)	—	—	(0.02)	94.73	63.33	58.53
June 2, 2009* through May 31, 2010	60.00	0.15	(2.07)	0.03		(1.89)	(0.12)	—	—	(0.12)	57.99	(3.15)	(1.82)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2011 (Unaudited)	3.52%	0.95%	(2.15)%	0.42%	$3,239	31%
Year ended May 31, 2011	2.76	0.95	(1.22)	0.59	9,881	26
Year ended May 31, 2010	1.98	0.95	1.70	2.73	8,467	43
Year ended May 31, 2009	1.67	0.95	2.41	3.13	11,647	174
March 25, 2008* through May 31, 2008	2.83	0.95	0.50	2.38	13,358	—	(j)
Ultra Utilities
Six Months ended November 30, 2011 (Unaudited)	1.85	0.95	0.89	1.79	19,680	1
Year ended May 31, 2011	1.61	0.95	1.85	2.51	14,868	5
Year ended May 31, 2010	1.45	0.95	2.21	2.71	20,337	16
Year ended May 31, 2009	1.54	0.95	2.50	3.09	25,181	115
Year ended May 31, 2008	1.61	0.95	1.50	2.16	17,761	26
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(j)
Ultra MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	2.51	0.95	(2.50)	(0.94)	6,197	—
Year ended May 31, 2011	2.42	0.95	(2.31)	(0.85)	9,474	—
June 2, 2009* through May 31, 2010	1.99	0.95	(0.84)	0.21	5,799	145

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 251

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	$110.95	$(0.28)	$(40.65)	$—		$(40.93)	$—	$—	$—	$—	$70.02	(36.89)%	(36.85)%
Year ended May 31, 2011	73.02	(0.39)	38.44	0.02		38.07	(0.14)	—	—	(0.14)	110.95	52.20	55.30
June 2, 2009* through May 31, 2010	60.00	0.09	12.88	0.05		13.02	—	—	—	—	73.02	21.70	19.15
Ultra MSCI Europe
Six Months ended November 30, 2011 (Unaudited)	42.37	(0.14)	(16.92)	—		(17.06)	—	—	—	—	25.31	(40.26)	(39.72)
Year ended May 31, 2011	22.92	(0.28)	19.73	—	(h)	19.45	—	—	—	—	42.37	84.86	77.40
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.07)	0.01		(7.08)	—	—	—	—	22.92	(23.60)	(21.67)
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2011 (Unaudited)	39.99	(0.15)	(12.23)	0.01		(12.37)	—	—	—	—	27.62	(30.94)	(31.05)
Year ended May 31, 2011	22.09	(0.29)	18.19	—		17.90	—	—	—	—	39.99	81.03	75.04
April 27, 2010* through May 31, 2010	30.00	(0.02)	(7.90)	0.01		(7.91)	—	—	—	—	22.09	(26.37)	(23.87)
Ultra MSCI Brazil
Six Months ended November 30, 2011 (Unaudited)	33.72	(0.11)	(14.05)	—		(14.16)	—	—	—	—	19.56	(41.99)	(41.78)
Year ended May 31, 2011	25.38	(0.28)	8.61	0.01		8.34	—	—	—	—	33.72	32.86	41.06
April 27, 2010* through May 31, 2010	30.00	(0.02)	(4.61)	0.01		(4.62)	—	—	—	—	25.38	(15.40)	(20.37)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	1.46%	0.95%	(1.19)%	(0.69)%	$24,505	—	%(j)
Year ended May 31, 2011	1.33	0.95	(0.79)	(0.41)	33,284	163
June 2, 2009* through May 31, 2010	1.55	0.95	(0.49)	0.11	29,208	25
Ultra MSCI Europe
Six Months ended November 30, 2011 (Unaudited)	4.48	0.95	(4.47)	(0.94)	2,531	—
Year ended May 31, 2011	3.05	0.95	(2.95)	(0.86)	4,237	—
April 27, 2010* through May 31, 2010	11.50	0.95	(11.35)	(0.80)	3,437	—
Ultra MSCI Pacific ex-Japan
Six Months ended November 30, 2011 (Unaudited)	4.23	0.95	(4.22)	(0.94)	2,762	—
Year ended May 31, 2011	3.06	0.95	(2.97)	(0.87)	3,999	—
April 27, 2010* through May 31, 2010	12.19	0.95	(12.02)	(0.79)	2,209	—
Ultra MSCI Brazil
Six Months ended November 30, 2011 (Unaudited)	1.66	0.95	(1.64)	(0.93)	11,736	—
Year ended May 31, 2011	1.70	0.95	(1.62)	(0.86)	16,860	—
April 27, 2010* through May 31, 2010	11.20	0.95	(11.04)	(0.80)	3,808	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

252 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	$80.35	$(0.26)	$(31.05)		$0.01	$(31.30)	$—	$—	$—	$—	$49.05	(38.95)%	(38.76)%
Year ended May 31, 2011	60.37	(0.62)	20.57		0.03	19.98	—	—	—	—	80.35	33.10	32.81
June 2, 2009* through May 31, 2010	60.00	(0.58)	0.90	(i)	0.05	0.37	—	—	—	—	60.37	0.62	0.57
Ultra MSCI Japan
Six Months ended November 30, 2011 (Unaudited)	67.20	(0.29)	(11.74)		0.01	(12.02)	—	—	—	—	55.18	(17.88)	(18.56)
Year ended May 31, 2011	59.20	(0.60)	8.54		0.06	8.00	—	—	—	—	67.20	13.51	13.04
June 2, 2009* through May 31, 2010	60.00	(0.56)	(0.25	)(i)	0.01	(0.80)	—	—	—	—	59.20	(1.33)	(0.55)
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2011 (Unaudited)	41.50	(0.16)	(11.06)		—	(11.22)	—	—	—	—	30.28	(27.04)	(26.88)
Year ended May 31, 2011	26.65	(0.28)	15.12		0.01	14.85	—	—	—	—	41.50	55.72	58.83
April 27, 2010* through May 31, 2010	30.00	(0.02)	(3.34)		0.01	(3.35)	—	—	—	—	26.65	(11.17)	(13.13)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	87.07	0.11	15.86		0.05	16.02	(0.02)	—	—	(0.02)	103.07	18.40	18.10
Year ended May 31, 2011	76.71	(0.21)	10.41		0.17	10.37	(0.01)	—	—	(0.01)	87.07	13.51	13.73
January 19, 2010* through May 31, 2010	70.00	— (h)	6.67		0.04	6.71	—	—	—	—	76.71	9.59	9.41

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	1.23%	0.95%	(1.22)%	(0.94)%	$29,432	—%
Year ended May 31, 2011	1.27	0.95	(1.18)	(0.86)	44,195	—
June 2, 2009* through May 31, 2010	1.31	0.95	(1.23)	(0.87)	45,277	—
Ultra MSCI Japan
Six Months ended November 30, 2011 (Unaudited)	1.28	0.95	(1.27)	(0.94)	24,832	—
Year ended May 31, 2011	1.87	0.95	(1.81)	(0.88)	43,679	—
June 2, 2009* through May 31, 2010	2.04	0.95	(1.95)	(0.87)	8,880	—
Ultra MSCI Mexico Investable Market
Six Months ended November 30, 2011 (Unaudited)	7.29	0.95	(7.28)	(0.94)	1,514	—
Year ended May 31, 2011	4.03	0.95	(3.93)	(0.85)	2,075	—
April 27, 2010* through May 31, 2010	11.34	0.95	(11.19)	(0.79)	2,665	—
Ultra 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	1.08	0.95	0.10	0.23	25,769	179
Year ended May 31, 2011	1.63	0.95	(0.92)	(0.25)	13,061	314
January 19, 2010* through May 31, 2010	2.27	0.95	(1.30)	0.02	11,506	136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	$85.46	$(0.02)	$42.28	$0.11		$42.37	$(0.52)	$—	$—	$(0.52)	$127.31	49.85%	49.34%
Year ended May 31, 2011	80.75	0.78	4.49	0.10		5.37	(0.66)	—	—	(0.66)	85.46	6.74	6.81
January 19, 2010* through May 31, 2010	70.00	0.17	10.48	0.16		10.81	(0.06)	—	—	(0.06)	80.75	15.45	15.32
Ultra High Yield
Six Months ended November 30, 2011 (Unaudited)	40.70	(0.18)	(2.74)	—	(h)	(2.92)	—	—	—	—	37.78	(7.19)	(7.80)
April 13, 2011* through May 31, 2011	40.00	(0.05)	0.74	0.01		0.70	—	—	—	—	40.70	1.75	0.70
Ultra Investment Grade Corporate
Six Months ended November 30, 2011 (Unaudited)	42.36	(0.20)	1.08	0.01		0.89	—	—	—	—	43.25	2.10	1.94
April 13, 2011* through May 31, 2011	40.00	(0.05)	2.40	0.01		2.36	—	—	—	—	42.36	5.89	6.27
Short QQQ®
Six Months ended November 30, 2011 (Unaudited)	31.91	(0.15)	(0.59)	0.01		(0.73)	—	—	—	—	31.18	(2.28)	(2.19)
Year ended May 31, 2011	42.80	(0.30)	(10.60)	0.01		(10.89)	—	—	—	—	31.91	(25.46)	(25.47)
Year ended May 31, 2010	58.23	(0.40)	(15.04)	0.01		(15.43)	—	—	—	—	42.80	(26.50)	(26.52)
Year ended May 31, 2009	53.74	(0.13)	9.22	0.02		9.11	(0.37)	(4.25)	—	(4.62)	58.23	15.20	15.43
Year ended May 31, 2008	58.39	1.74	(4.17)	0.05		(2.38)	(2.27)	—	—	(2.27)	53.74	(4.16)	(4.43)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	—		(10.03)	(1.58)	—	—	(1.58)	58.39	(14.48)	(14.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Ultra 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	1.50%	0.95%	(0.59)%	(0.05)%	$31,828	62%
Year ended May 31, 2011	1.42	0.95	0.47	0.93	25,637	79
January 19, 2010* through May 31, 2010	2.16	0.95	(0.53)	0.68	8,075	228
Ultra High Yield
Six Months ended November 30, 2011 (Unaudited)	2.90	0.95	(2.88)	(0.93)	1,889	—
April 13, 2011* through May 31, 2011	6.10	0.95	(6.08)	(0.93)	4,070	—
Ultra Investment Grade Corporate
Six Months ended November 30, 2011 (Unaudited)	2.69	0.95	(2.67)	(0.94)	2,162	—
April 13, 2011* through May 31, 2011	5.74	0.95	(5.73)	(0.94)	4,236	—
Short QQQ®
Six Months ended November 30, 2011 (Unaudited)	1.04	0.95	(1.02)	(0.94)	294,666	—
Year ended May 31, 2011	1.06	0.95	(0.95)	(0.84)	234,548	—
Year ended May 31, 2010	1.08	0.95	(0.98)	(0.85)	237,550	—
Year ended May 31, 2009	1.16	0.95	(0.40)	(0.19)	174,680	—
Year ended May 31, 2008	1.16	0.95	2.82	3.03	64,490	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

254 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Dow30SM
Six Months ended November 30, 2011 (Unaudited)	$40.05	$(0.20)	$(0.32)	$0.01	$(0.51)	$—	$—	$—	$—	$39.54	(1.27)%	(1.15)%
Year ended May 31, 2011	52.39	(0.38)	(11.97)	0.01	(12.34)	—	—	—	—	40.05	(23.57)	(23.59)
Year ended May 31, 2010	66.52	(0.47)	(13.67)	0.01	(14.13)	—	—	—	—	52.39	(21.24)	(20.70)
Year ended May 31, 2009	61.51	(0.08)	14.07	0.02	14.01	(0.29)	(8.71)	—	(9.00)	66.52	21.83	20.88
Year ended May 31, 2008	58.25	1.76	3.53	0.03	5.32	(2.06)	—	—	(2.06)	61.51	9.33	9.47
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	—	(10.28)	(1.47)	—	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P500®
Six Months ended November 30, 2011 (Unaudited)	40.35	(0.19)	0.79 (i)	0.01	0.61	—	—	—	—	40.96	1.50	1.56
Year ended May 31, 2011	52.38	(0.36)	(11.68)	0.01	(12.03)	—	—	—	—	40.35	(22.98)	(22.90)
Year ended May 31, 2010	66.02	(0.46)	(13.19)	0.01	(13.64)	—	—	—	—	52.38	(20.66)	(20.46)
Year ended May 31, 2009	62.97	(0.25)	15.63 (i)	0.03	15.41	(0.38)	(11.98)	—	(12.36)	66.02	22.14	21.67
Year ended May 31, 2008	58.88	1.72	4.47	0.03	6.22	(2.13)	—	—	(2.13)	62.97	10.76	10.72
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	—	(9.52)	(1.60)	—	—	(1.60)	58.88	(13.70)	(13.60)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Dow30SM
Six Months ended November 30, 2011 (Unaudited)	0.98%	0.95%	(0.96)%	(0.94)%	$281,721	—%
Year ended May 31, 2011	0.99	0.95	(0.87)	(0.83)	231,291	—
Year ended May 31, 2010	1.00	0.95	(0.90)	(0.86)	278,994	—
Year ended May 31, 2009	1.02	0.95	(0.19)	(0.12)	234,482	—
Year ended May 31, 2008	1.05	0.95	2.82	2.92	170,684	—
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P500®
Six Months ended November 30, 2011 (Unaudited)	0.90	0.90	(0.88)	(0.88)	2,512,717	—
Year ended May 31, 2011	0.90	0.90	(0.78)	(0.78)	1,501,141	—
Year ended May 31, 2010	0.92	0.92	(0.83)	(0.83)	1,779,732	—
Year ended May 31, 2009	0.95	0.95	(0.34)	(0.34)	1,282,495	—
Year ended May 31, 2008	0.97	0.95	2.72	2.74	307,081	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MidCap400
Six Months ended November 30, 2011 (Unaudited)	$29.60	$(0.15)	$1.42 (i)	$0.01		$1.28	$—	$—	$—	$—	$30.88	4.32%	4.25%
Year ended May 31, 2011	41.03	(0.30)	(11.13)	—	(h)	(11.43)	—	—	—	—	29.60	(27.88)	(27.77)
Year ended May 31, 2010	58.33	(0.40)	(16.91)	0.01		(17.30)	—	—	—	—	41.03	(29.67)	(29.56)
Year ended May 31, 2009	57.36	(0.01)	12.63	0.01		12.63	(0.36)	(11.30)	—	(11.66)	58.33	18.18	17.91
Year ended May 31, 2008	56.87	2.06	1.14	0.01		3.21	(2.72)	—	—	(2.72)	57.36	5.55	5.52
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	—		(10.68)	(2.45)	—	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Six Months ended November 30, 2011 (Unaudited)	25.85	(0.13)	0.23	—	(h)	0.10	—	—	—	—	25.95	0.41	0.17
Year ended May 31, 2011	35.54	(0.25)	(9.44)	—	(h)	(9.69)	—	—	—	—	25.85	(27.27)	(27.04)
Year ended May 31, 2010	51.47	(0.35)	(15.59)	0.01		(15.93)	—	—	—	—	35.54	(30.95)	(31.11)
Year ended May 31, 2009	69.75	(0.13)	14.50	0.03		14.40	(0.38)	(32.30)	—	(32.68)	51.47	13.89	14.11
Year ended May 31, 2008	65.09	2.03	5.59	—	(h)	7.62	(2.96)	—	—	(2.96)	69.75	11.89	11.73
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	—		(4.91)	—	—	—	—	65.09	(7.01)	(6.84)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MidCap400
Six Months ended November 30, 2011 (Unaudited)	1.06%	0.95%	(1.04)%	(0.94)%	$41,689	—%
Year ended May 31, 2011	1.25	0.95	(1.12)	(0.83)	24,422	—
Year ended May 31, 2010	1.18	0.95	(1.09)	(0.85)	40,007	—
Year ended May 31, 2009	1.26	0.95	(0.32)	(0.01)	30,626	—
Year ended May 31, 2008	1.11	0.95	3.26	3.42	38,716	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Six Months ended November 30, 2011 (Unaudited)	1.07	0.95	(1.05)	(0.94)	31,146	—
Year ended May 31, 2011	1.20	0.95	(1.10)	(0.85)	52,342	—
Year ended May 31, 2010	1.21	0.95	(1.11)	(0.86)	26,655	—
Year ended May 31, 2009	1.45	0.95	(0.69)	(0.19)	23,161	—
Year ended May 31, 2008	1.54	0.95	2.26	2.85	15,694	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

256 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Russell2000
Six Months ended November 30, 2011 (Unaudited)	$29.02	$(0.15)	$1.17 (i)	$—	(h)	$1.02	$—	$—	$—	$—	$30.04	3.53%	3.48%
Year ended May 31, 2011	40.28	(0.29)	(10.98)	0.01		(11.26)	—	—	—	—	29.02	(27.95)	(27.88)
Year ended May 31, 2010	58.14	(0.38)	(17.49)	0.01		(17.86)	—	—	—	—	40.28	(30.72)	(30.77)
Year ended May 31, 2009	72.32	0.02	10.60	0.03		10.65	(0.61)	(24.22)	—	(24.83)	58.14	9.02	8.78
Year ended May 31, 2008	66.19	1.88	6.03	0.04		7.95	(1.82)	—	—	(1.82)	72.32	12.14	12.20
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	—		(3.81)	—	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
Six Months ended November 30, 2011 (Unaudited)	48.99	(0.23)	(3.85)	0.01		(4.07)	—	—	—	—	44.92	(8.31)	(8.14)
Year ended May 31, 2011(o)	90.08	(0.54)	(40.56)	0.01		(41.09)	—	—	—	—	48.99	(45.62)	(45.53)
Year ended May 31, 2010(o)	171.86	(0.91)	(80.89)	0.02		(81.78)	—	—	—	—	90.08	(47.57)	(47.67)
Year ended May 31, 2009(o)	187.01	0.51	33.10	0.24		33.85	(1.50)	(47.50)	—	(49.00)	171.86	7.08	7.00
Year ended May 31, 2008(o)	231.07	7.00	(42.78)	0.26		(35.52)	(8.54)	—	—	(8.54)	187.01	(15.71)	(15.43)
July 11, 2006* through May 31, 2007(o)	350.00	9.90	(124.29)	—		(114.39)	(4.54)	—	—	(4.54)	231.07	(32.86)	(33.01)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Russell2000
Six Months ended November 30, 2011 (Unaudited)	1.02%	0.95%	(1.00)%	(0.94)%	$513,737	—%
Year ended May 31, 2011	1.04	0.95	(0.93)	(0.84)	398,266	—
Year ended May 31, 2010	1.07	0.95	(0.98)	(0.86)	259,782	—
Year ended May 31, 2009	1.14	0.95	(0.16)	0.03	78,489	—
Year ended May 31, 2008	1.14	0.95	2.32	2.51	81,360	—
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Six Months ended November 30, 2011 (Unaudited)	1.01	0.95	(0.99)	(0.94)	652,789	—
Year ended May 31, 2011(o)	1.02	0.95	(0.91)	(0.83)	693,640	—
Year ended May 31, 2010(o)	1.02	0.95	(0.92)	(0.85)	887,757	—
Year ended May 31, 2009(o)	1.02	0.95	0.14	0.21	956,422	—
Year ended May 31, 2008(o)	1.02	0.95	3.17	3.24	1,742,037	—
July 11, 2006* through May 31, 2007(o)	0.98	0.95	4.27	4.30	2,315,287	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Six Months ended November 30, 2011 (Unaudited)	$16.88	$(0.09)	$(0.87)	$—	(h)	$(0.96)	$—	$—	$—	$—	$15.92	(5.68)%	(5.33)%
Year ended May 31, 2011	29.25	(0.19)	(12.18)	—	(h)	(12.37)	—	—	—	—	16.88	(42.29)	(42.19)
Year ended May 31, 2010	48.15	(0.28)	(18.62)	—	(h)	(18.90)	—	—	—	—	29.25	(39.25)	(39.04)
Year ended May 31, 2009	52.84	(0.07)	15.35	0.04		15.32	(0.34)	(19.67)	—	(20.01)	48.15	23.56	22.50
Year ended May 31, 2008	48.86	1.58	4.05	0.07		5.70	(1.72)	—	—	(1.72)	52.84	11.92	12.21
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	—		(20.04)	(1.10)	—	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Six Months ended November 30, 2011 (Unaudited)	20.08	(0.10)	(0.12)	—	(h)	(0.22)	—	—	—	—	19.86	(1.13)	(0.80)
Year ended May 31, 2011	34.40	(0.20)	(14.12)	—	(h)	(14.32)	—	—	—	—	20.08	(41.64)	(41.61)
Year ended May 31, 2010	56.13	(0.31)	(21.42)	—	(h)	(21.73)	—	—	—	—	34.40	(38.71)	(38.04)
Year ended May 31, 2009	56.62	(0.10)	15.25	0.04		15.19	(0.39)	(15.29)	—	(15.68)	56.13	20.68	19.51
Year ended May 31, 2008	51.05	1.56	5.63	0.06		7.25	(1.68)	—	—	(1.68)	56.62	14.38	14.27
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	—		(17.88)	(1.07)	—	—	(1.07)	51.05	(25.72)	(25.76)
UltraShort Russell3000
Six Months ended November 30, 2011 (Unaudited)	13.53	(0.07)	0.06 (i)	—	(h)	(0.01)	—	—	—	—	13.52	(0.09)	0.44
Year ended May 31, 2011	23.84	(0.15)	(10.17)	0.01		(10.31)	—	—	—	—	13.53	(43.27)	(42.68)
June 30, 2009* through May 31, 2010	40.00	(0.22)	(15.95)	0.01		(16.16)	—	—	—	—	23.84	(40.38)	(40.43)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2011 (Unaudited)	0.97%	0.95%	(0.95)%	(0.94)%	$325,991	—%
Year ended May 31, 2011	0.97	0.95	(0.85)	(0.83)	339,279	—
Year ended May 31, 2010	0.97	0.95	(0.87)	(0.85)	533,081	—
Year ended May 31, 2009	0.98	0.95	(0.14)	(0.11)	639,203	—
Year ended May 31, 2008	0.98	0.95	3.03	3.06	558,740	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Six Months ended November 30, 2011 (Unaudited)	0.90	0.90	(0.88)	(0.88)	2,134,081	—
Year ended May 31, 2011	0.89	0.89	(0.77)	(0.77)	2,034,927	—
Year ended May 31, 2010	0.90	0.90	(0.80)	(0.80)	3,511,675	—
Year ended May 31, 2009	0.91	0.91	(0.14)	(0.14)	3,872,853	—
Year ended May 31, 2008	0.91	0.91	2.74	2.74	2,564,672	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—
UltraShort Russell3000
Six Months ended November 30, 2011 (Unaudited)	5.11	0.95	(5.10)	(0.93)	2,027	—
Year ended May 31, 2011	6.25	0.95	(6.12)	(0.83)	1,353	—
June 30, 2009* through May 31, 2010	2.17	0.95	(2.08)	(0.86)	2,385	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

258 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2011 (Unaudited)	$37.63	$(0.21)	$1.04 (i)	$0.01		$0.84	$—	$—	$—	$—	$38.47	2.23%	2.29%
Year ended May 31, 2011(n)	74.22	(0.44)	(36.16)	0.01		(36.59)	—	—	—	—	37.63	(49.31)	(49.30)
Year ended May 31, 2010(n)	156.09	(0.82)	(81.05)	—	(h)	(81.87)	—	—	—	—	74.22	(52.43)	(52.33)
Year ended May 31, 2009(n)	196.29	0.69	55.86	0.14		56.69	(1.49)	(95.40)	—	(96.89)	156.09	9.02	8.63
Year ended May 31, 2008(n)	197.38	6.83	0.27	0.08		7.18	(8.27)	—	—	(8.27)	196.29	3.26	3.47
July 11, 2006* through May 31, 2007(n)	280.00	9.25	(85.79)	—		(76.54)	(6.08)	—	—	(6.08)	197.38	(27.71)	(27.83)
UltraShort SmallCap600
Six Months ended November 30, 2011 (Unaudited)	43.47	(0.23)	(2.79)	0.01		(3.01)	—	—	—	—	40.46	(6.92)	(6.29)
Year ended May 31, 2011(n)	85.62	(0.53)	(41.64)	0.02		(42.15)	—	—	—	—	43.47	(49.24)	(49.26)
Year ended May 31, 2010(n)	188.38	(0.97)	(101.81)	0.02		(102.76)	—	—	—	—	85.62	(54.56)	(54.78)
Year ended May 31, 2009(n)	263.76	0.96	39.35	0.30		40.61	(1.54)	(114.45)	—	(115.99)	188.38	0.75	0.81
Year ended May 31, 2008(n)	236.53	7.72	27.64 (i)	0.18		35.54	(8.31)	—	—	(8.31)	263.76	15.08	15.14
January 23, 2007* through May 31, 2007(n)	280.00	4.11	(47.58)	—		(43.47)	—	—	—	—	236.53	(15.53)	(15.23)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2011 (Unaudited)	1.08%	0.95%	(1.06)%	(0.94)%	$41,114	—%
Year ended May 31, 2011(n)	1.26	0.95	(1.13)	(0.82)	28,926	—
Year ended May 31, 2010(n)	1.14	0.95	(1.03)	(0.85)	43,141	—
Year ended May 31, 2009(n)	1.03	0.95	0.19	0.27	61,460	—
Year ended May 31, 2008(n)	0.98	0.95	3.02	3.05	180,341	—
July 11, 2006* through May 31, 2007(n)	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Six Months ended November 30, 2011 (Unaudited)	1.20	0.95	(1.18)	(0.94)	18,964	—
Year ended May 31, 2011(n)	1.53	0.95	(1.40)	(0.82)	20,374	—
Year ended May 31, 2010(n)	1.36	0.95	(1.25)	(0.84)	19,264	—
Year ended May 31, 2009(n)	1.11	0.95	0.15	0.31	24,725	—
Year ended May 31, 2008(n)	1.09	0.95	2.55	2.69	64,291	—
January 23, 2007* through May 31, 2007(n)	1.59	0.95	3.87	4.51	22,174	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000
Six Months ended November 30, 2011 (Unaudited)	$40.41	$(0.22)	$(0.42	)(i)	$0.01		$(0.63)	$—	$—	$—	$—	$39.78	(1.56)%	(1.39)%
Year ended May 31, 2011(n)	81.52	(0.49)	(40.63)		0.01		(41.11)	—	—	—	—	40.41	(50.43)	(50.34)
Year ended May 31, 2010(n)	179.37	(0.90)	(96.97)		0.02		(97.85)	—	—	—	—	81.52	(54.56)	(54.78)
Year ended May 31, 2009(n)	272.43	0.93	7.57		0.23		8.73	(1.76)	(100.03)	—	(101.79)	179.37	(10.64)	(9.70)
Year ended May 31, 2008(n)	244.01	7.64	27.23	(i)	0.16		35.03	(6.61)	—	—	(6.61)	272.43	14.39	13.81
January 23, 2007* through May 31, 2007(n)	280.00	3.80	(39.79)		—		(35.99)	—	—	—	—	244.01	(12.86)	(13.04)
UltraPro Short QQQ®
Six Months ended November 30, 2011 (Unaudited)	23.86	(0.11)	(4.14)		0.01		(4.24)	—	—	—	—	19.62	(17.77)	(17.20)
Year ended May 31, 2011	61.82	(0.27)	(37.70)		0.01		(37.96)	—	—	—	—	23.86	(61.39)	(61.47)
February 9, 2010* through May 31, 2010	80.00	(0.15)	(18.03)		—		(18.18)	—	—	—	—	61.82	(22.73)	(22.66)
UltraPro Short Dow30SM
Six Months ended November 30, 2011 (Unaudited)	30.80	(0.16)	(3.85)		—	(h)	(4.01)	—	—	—	—	26.79	(13.02)	(12.72)
Year ended May 31, 2011	71.85	(0.36)	(40.70)		0.01		(41.05)	—	—	—	—	30.80	(57.14)	(57.18)
February 9, 2010* through May 31, 2010	80.00	(0.16)	(7.99)		—		(8.15)	—	—	—	—	71.85	(10.18)	(10.04)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000
Six Months ended November 30, 2011 (Unaudited)	1.02%	0.95%	(1.01)%	(0.94)%	$349,741	—%
Year ended May 31, 2011(n)	1.04	0.95	(0.92)	(0.83)	446,163	—
Year ended May 31, 2010(n)	1.04	0.95	(0.93)	(0.84)	469,252	—
Year ended May 31, 2009(n)	1.02	0.95	0.24	0.31	578,467	—
Year ended May 31, 2008(n)	1.02	0.95	2.53	2.60	1,169,737	—
January 23, 2007* through May 31, 2007(n)	1.08	0.95	4.02	4.15	210,461	—
UltraPro Short QQQ®
Six Months ended November 30, 2011 (Unaudited)	1.09	0.95	(1.07)	(0.93)	91,241	—
Year ended May 31, 2011	1.20	0.95	(1.08)	(0.83)	89,493	—
February 9, 2010* through May 31, 2010	1.86	0.95	(1.73)	(0.82)	27,818	—
UltraPro Short Dow30SM
Six Months ended November 30, 2011 (Unaudited)	1.09	0.95	(1.08)	(0.93)	66,970	—
Year ended May 31, 2011	1.25	0.95	(1.13)	(0.83)	33,876	—
February 9, 2010* through May 31, 2010	2.15	0.95	(2.02)	(0.83)	10,778	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

260 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Six Months ended November 30, 2011 (Unaudited)	$14.96	$(0.08)	$(1.10)	$—	(h)	$(1.18)	$—	$—	$—	$—	$13.78	(7.92)%	(7.48)%
Year ended May 31, 2011	34.64	(0.18)	(19.50)	—	(h)	(19.68)	—	—	—	—	14.96	(56.81)	(56.68)
June 23, 2009* through May 31, 2010	80.00	(0.29)	(45.08)	0.01		(45.36)	—	—	—	—	34.64	(56.70)	(56.80)
UltraPro Short MidCap400
Six Months ended November 30, 2011 (Unaudited)	19.09	(0.11)	(1.15)	0.01		(1.25)	—	—	—	—	17.84	(6.50)	(6.46)
Year ended May 31, 2011	55.52	(0.26)	(36.17)	—		(36.43)	—	—	—	—	19.09	(65.62)	(65.64)
February 9, 2010* through May 31, 2010	80.00	(0.14)	(24.34)	—		(24.48)	—	—	—	—	55.52	(30.60)	(30.69)
UltraPro Short Russell2000
Six Months ended November 30, 2011 (Unaudited)	16.33	(0.09)	(2.30)	—	(h)	(2.39)	—	—	—	—	13.94	(14.62)	(14.56)
Year ended May 31, 2011	50.26	(0.21)	(33.72)	—	(h)	(33.93)	—	—	—	—	16.33	(67.51)	(67.45)
February 9, 2010* through May 31, 2010	80.00	(0.13)	(29.61)	—		(29.74)	—	—	—	—	50.26	(37.18)	(37.21)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Six Months ended November 30, 2011 (Unaudited)	0.95%	0.95%	(0.94)%	(0.94)%	$596,500	—%
Year ended May 31, 2011	0.95	0.95	(0.82)	(0.82)	308,943	—
June 23, 2009* through May 31, 2010	1.01	0.95	(0.91)	(0.86)	249,373	—
UltraPro Short MidCap400
Six Months ended November 30, 2011 (Unaudited)	1.57	0.95	(1.56)	(0.94)	11,599	—
Year ended May 31, 2011	2.41	0.95	(2.28)	(0.82)	9,543	—
February 9, 2010* through May 31, 2010	2.74	0.95	(2.63)	(0.84)	5,552	—
UltraPro Short Russell2000
Six Months ended November 30, 2011 (Unaudited)	1.10	0.95	(1.09)	(0.94)	68,318	—
Year ended May 31, 2011	1.23	0.95	(1.12)	(0.84)	54,697	—
February 9, 2010* through May 31, 2010	2.12	0.95	(1.99)	(0.82)	15,077	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell1000 Value
Six Months ended November 30, 2011 (Unaudited)	$28.76	$(0.16)	$0.99		$—		$0.83	$—	$—	$—	$—	$29.59	2.91%	2.24%
Year ended May 31, 2011	48.62	(0.34)	(19.53)		0.01		(19.86)	—	—	—	—	28.76	(40.85)	(40.11)
Year ended May 31, 2010	84.91	(0.47)	(35.82)		—	(h)	(36.29)	—	—	—	—	48.62	(42.74)	(42.11)
Year ended May 31, 2009	80.43	(0.24)	14.77	(i)	0.14		14.67	(0.66)	(9.53)	—	(10.19)	84.91	15.10	14.12
Year ended May 31, 2008	64.88	2.30	15.55		0.06		17.91	(2.36)	—	—	(2.36)	80.43	28.19	28.22
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)		—		(5.12)	—	—	—	—	64.88	(7.31)	(7.70)
UltraShort Russell1000 Growth
Six Months ended November 30, 2011 (Unaudited)	19.33	(0.10)	(0.64)		0.01		(0.73)	—	—	—	—	18.60	(3.76)	(3.05)
Year ended May 31, 2011	35.16	(0.22)	(15.61)		—	(h)	(15.83)	—	—	—	—	19.33	(45.02)	(45.01)
Year ended May 31, 2010	57.50	(0.34)	(22.01)		0.01		(22.34)	—	—	—	—	35.16	(38.86)	(38.64)
Year ended May 31, 2009	63.00	(0.12)	27.87		0.07		27.82	(0.36)	(32.96)	—	(33.32)	57.50	26.02	25.79
Year ended May 31, 2008	65.07	1.92	(1.29	)(i)	0.03		0.66	(2.73)	—	—	(2.73)	63.00	0.75	1.11
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)		—		(4.93)	—	—	—	—	65.07	(7.04)	(7.46)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell1000 Value
Six Months ended November 30, 2011 (Unaudited)	4.21%	0.95%	(4.20)%	(0.94)%	$2,219	—%
Year ended May 31, 2011	3.17	0.95	(3.04)	(0.82)	2,157	—
Year ended May 31, 2010	1.96	0.95	(1.85)	(0.84)	10,939	—
Year ended May 31, 2009	1.45	0.95	(0.71)	(0.21)	12,736	—
Year ended May 31, 2008	1.93	0.95	2.00	2.98	6,033	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—
UltraShort Russell1000 Growth
Six Months ended November 30, 2011 (Unaudited)	2.50	0.95	(2.48)	(0.93)	5,580	—
Year ended May 31, 2011	2.54	0.95	(2.41)	(0.82)	4,349	—
Year ended May 31, 2010	1.89	0.95	(1.78)	(0.85)	10,548	—
Year ended May 31, 2009	1.38	0.95	(0.57)	(0.14)	17,251	—
Year ended May 31, 2008	1.50	0.95	2.28	2.83	14,175	—
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

262 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell MidCap Value
Six Months ended November 30, 2011 (Unaudited)	$47.44	$(0.26)	$2.84	$—	$2.58	$—	$—	$—	$—	$50.02	5.43%	7.65%
Year ended May 31, 2011(n)	88.60	(0.58)	(40.62)	0.04	(41.16)	—	—	—	—	47.44	(46.46)	(45.29)
Year ended May 31, 2010(n)	217.92	(1.00)	(113.95)	0.03	(114.92)	—	(14.40)	—	(14.40)	88.60	(56.07)	(56.50)
Year ended May 31, 2009(n)	313.53	(1.21)	128.70	0.11	127.60	(1.53)	(221.68)	—	(223.21)	217.92	14.54	13.85
Year ended May 31, 2008(n)	262.98	9.32	56.14	—	65.46	(12.28)	(2.63)	—	(14.91)	313.53	25.08	31.85
February 20, 2007* through May 31, 2007(n)	280.00	3.57	(20.59)	—	(17.02)	—	—	—	—	262.98	(6.09)	(5.79)
UltraShort Russell MidCap Growth
Six Months ended November 30, 2011 (Unaudited)	44.53	(0.24)	1.33	—	1.09	—	—	—	—	45.62	2.45	4.06
Year ended May 31, 2011(n)	92.35	(0.58)	(47.27)	0.03	(47.82)	—	—	—	—	44.53	(51.79)	(51.75)
Year ended May 31, 2010(n)	181.57	(0.97)	(88.27)	0.02	(89.22)	—	—	—	—	92.35	(49.14)	(49.35)
Year ended May 31, 2009(n)	242.96	0.71	143.09	0.17	143.97	(2.24)	(203.12)	—	(205.36)	181.57	21.03	21.38
Year ended May 31, 2008(n)	257.63	7.38	(8.60)	0.18	(1.04)	(13.63)	—	—	(13.63)	242.96	(0.82)	(0.88)
February 20, 2007* through May 31, 2007(n)	280.00	3.56	(25.93)	—	(22.37)	—	—	—	—	257.63	(7.99)	(7.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell MidCap Value
Six Months ended November 30, 2011 (Unaudited)	4.83%	0.95%	(4.82)%	(0.93)%	$1,874	—%
Year ended May 31, 2011(n)	3.99	0.95	(3.85)	(0.81)	1,777	—
Year ended May 31, 2010(n)	3.54	0.95	(3.43)	(0.84)	3,322	—
Year ended May 31, 2009(n)	2.51	0.95	(1.86)	(0.30)	4,086	—
Year ended May 31, 2008(n)	2.05	0.95	1.75	2.85	5,879	—
February 20, 2007* through May 31, 2007(n)	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Six Months ended November 30, 2011 (Unaudited)	3.75	0.95	(3.74)	(0.94)	2,565	—
Year ended May 31, 2011(n)	3.27	0.95	(3.13)	(0.81)	2,503	—
Year ended May 31, 2010(n)	2.48	0.95	(2.38)	(0.84)	5,195	—
Year ended May 31, 2009(n)	1.78	0.95	(0.61)	0.22	6,809	—
Year ended May 31, 2008(n)	1.92	0.95	1.75	2.72	13,666	—
February 20, 2007* through May 31, 2007(n)	1.99	0.95	3.51	4.55	4,831	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Russell2000 Value
Six Months ended November 30, 2011 (Unaudited)	$46.46	$(0.26)	$(0.08)		$—		$(0.34)	$—	$—	$—	$—	$46.12	(0.72)%	(0.30)%
Year ended May 31, 2011(n)	83.86	(0.55)	(36.86)		0.01		(37.40)	—	—	—	—	46.46	(44.61)	(44.54)
Year ended May 31, 2010(n)	196.91	(1.01)	(112.06)		0.02		(113.05)	—	—	—	—	83.86	(57.42)	(57.68)
Year ended May 31, 2009(n)	336.50	0.29	(15.72	)(i)	0.35		(15.08)	(2.36)	(122.15)	—	(124.51)	196.91	(16.68)	(16.36)
Year ended May 31, 2008(n)	274.64	9.58	65.18	(i)	0.29		75.05	(12.88)	(0.31)	—	(13.19)	336.50	27.75	27.63
February 20, 2007* through May 31, 2007(n)	280.00	3.84	(9.20)		—		(5.36)	—	—	—	—	274.64	(1.91)	(1.61)
UltraShort Russell2000 Growth
Six Months ended November 30, 2011 (Unaudited)	37.19	(0.20)	(1.01)		0.01		(1.20)	—	—	—	—	35.99	(3.20)	(3.23)
Year ended May 31, 2011(o)	83.50	(0.48)	(45.85)		0.02		(46.31)	—	—	—	—	37.19	(55.46)	(55.06)
Year ended May 31, 2010(o)	190.53	(0.90)	(89.71)		0.02		(90.59)	—	(16.44)	—	(16.44)	83.50	(51.35)	(51.60)
Year ended May 31, 2009(o)	332.75	1.31	87.66		0.27		89.24	(2.78)	(228.68)	—	(231.46)	190.53	(1.51)	(1.08)
Year ended May 31, 2008(o)	327.77	10.04	5.71	(i)	0.12		15.87	(10.89)	—	—	(10.89)	332.75	4.76	4.50
February 20, 2007* through May 31, 2007(o)	350.00	4.59	(26.82)		—		(22.23)	—	—	—	—	327.77	(6.36)	(6.17)
Short Basic Materials
Six Months ended November 30, 2011 (Unaudited)	35.39	(0.19)	2.90	(i)	0.01		2.72	—	—	—	—	38.11	7.70	7.30
Year ended May 31, 2011	53.43	(0.36)	(17.68)		—	(h)	(18.04)	—	—	—	—	35.39	(33.76)	(33.01)
March 16, 2010* through May 31, 2010	50.00	(0.09)	3.51		0.01		3.43	—	—	—	—	53.43	6.86	5.98

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Russell2000 Value
Six Months ended November 30, 2011 (Unaudited)	2.02%	0.95%	(2.00)%	(0.94)%	$6,051	—%
Year ended May 31, 2011(n)	2.07	0.95	(1.94)	(0.82)	6,096	—
Year ended May 31, 2010(n)	1.85	0.95	(1.74)	(0.84)	7,862	—
Year ended May 31, 2009(n)	1.46	0.95	(0.43)	0.08	14,768	—
Year ended May 31, 2008(n)	1.26	0.95	2.34	2.65	25,238	—
February 20, 2007* through May 31, 2007(n)	2.12	0.95	3.59	4.76	5,150	—
UltraShort Russell2000 Growth
Six Months ended November 30, 2011 (Unaudited)	1.36	0.95	(1.34)	(0.94)	17,817	—
Year ended May 31, 2011(o)	1.81	0.95	(1.68)	(0.82)	10,039	—
Year ended May 31, 2010(o)	1.80	0.95	(1.69)	(0.84)	12,525	—
Year ended May 31, 2009(o)	1.61	0.95	(0.31)	0.35	11,432	—
Year ended May 31, 2008(o)	1.24	0.95	2.45	2.74	44,922	—
February 20, 2007* through May 31, 2007(o)	1.78	0.95	3.84	4.66	14,750	—
Short Basic Materials
Six Months ended November 30, 2011 (Unaudited)	2.01	0.95	(2.00)	(0.94)	11,433	—
Year ended May 31, 2011	2.21	0.95	(2.09)	(0.83)	5,308	—
March 16, 2010* through May 31, 2010	3.52	0.95	(3.39)	(0.82)	5,343	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

264 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2011 (Unaudited)	$35.63	$(0.19)	$3.12		$—	(h)	$2.93	$—	$—	$—	$—	$38.56	8.22%	8.25%
Year ended May 31, 2011	41.93	(0.32)	(5.98)		—	(h)	(6.30)	—	—	—	—	35.63	(15.05)	(15.06)
Year ended May 31, 2010	56.71	(0.39)	(14.39)		—	(h)	(14.78)	—	—	—	—	41.93	(26.06)	(26.19)
June 10, 2008* through May 31, 2009	70.00	(0.42)	(9.29)		—	(h)	(9.71)	(0.14)	(3.44)	—	(3.58)	56.71	(15.41)	(15.20)
Short Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	34.91	(0.17)	(0.01	)(i)	—	(h)	(0.18)	—	—	—	—	34.73	(0.52)	(0.71)
Year ended May 31, 2011	54.06	(0.36)	(18.79)		—	(h)	(19.15)	—	—	—	—	34.91	(35.44)	(35.21)
Year ended May 31, 2010	59.14	(0.46)	(4.62)		—	(h)	(5.08)	—	—	—	—	54.06	(8.59)	(8.86)
June 10, 2008* through May 31, 2009	70.00	0.15	13.47		0.01		13.63	(0.20)	(24.29)	—	(24.49)	59.14	12.66	13.04
Short Real Estate
Six Months ended November 30, 2011 (Unaudited)	34.80	(0.17)	1.24	(i)	—	(h)	1.07	—	—	—	—	35.87	3.07	2.98
Year ended May 31, 2011	48.14	(0.34)	(13.01)		0.01		(13.34)	—	—	—	—	34.80	(27.73)	(27.20)
March 16, 2010* through May 31, 2010	50.00	(0.08)	(1.79)		0.01		(1.86)	—	—	—	—	48.14	(3.72)	(4.12)
Short KBW Regional Banking
Six Months ended November 30, 2011 (Unaudited)	57.95	(0.29)	(2.72)		0.03		(2.98)	—	—	—	—	54.97	(5.14)	(5.27)
Year ended May 31, 2011	65.55	(0.53)	(7.09)		0.02		(7.60)	—	—	—	—	57.95	(11.61)	(11.31)
April 20, 2010* through May 31, 2010	60.00	(0.06)	5.60		0.01		5.55	—	—	—	—	65.55	9.25	9.35

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2011 (Unaudited)	1.00%	0.95%	(0.99)%	(0.94)%	$138,804	—%
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.84)	93,528	—
Year ended May 31, 2010	1.04	0.95	(0.94)	(0.85)	103,783	—
June 10, 2008* through May 31, 2009	1.19	0.95	(0.81)	(0.57)	157,371	—
Short Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	1.62	0.95	(1.60)	(0.94)	7,815	—
Year ended May 31, 2011	1.91	0.95	(1.79)	(0.83)	10,474	—
Year ended May 31, 2010	1.81	0.95	(1.73)	(0.87)	12,164	—
June 10, 2008* through May 31, 2009	1.70	0.95	(0.55)	0.20	4,435	—
Short Real Estate
Six Months ended November 30, 2011 (Unaudited)	1.17	0.95	(1.16)	(0.94)	44,832	—
Year ended May 31, 2011	1.33	0.95	(1.21)	(0.83)	10,439	—
March 16, 2010* through May 31, 2010	3.68	0.95	(3.54)	(0.82)	4,814	—
Short KBW Regional Banking
Six Months ended November 30, 2011 (Unaudited)	1.29	0.95	(1.28)	(0.94)	10,995	—
Year ended May 31, 2011	1.24	0.95	(1.13)	(0.84)	23,181	—
April 20, 2010* through May 31, 2010	3.40	0.95	(3.27)	(0.82)	19,665	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Basic Materials
Six Months ended November 30, 2011 (Unaudited)	$16.62	$(0.09)	$1.13		$0.01		$1.05	$—	$—	$—	$—	$17.67	6.33%	6.50%
Year ended May 31, 2011	39.76	(0.20)	(22.95)		0.01		(23.14)	—	—	—	—	16.62	(58.20)	(58.07)
Year ended May 31, 2010(k)	88.93	(0.41)	(48.79)		0.03		(49.17)	—	—	—	—	39.76	(55.30)	(55.66)
Year ended May 31, 2009(k)	142.62	0.85	79.28		0.29		80.42	(1.21)	(132.90)	—	(134.11)	88.93	1.25	1.23
Year ended May 31, 2008(k)	265.38	4.10	(118.26)		0.28		(113.88)	(8.88)	—	—	(8.88)	142.62	(44.32)	(43.75)
January 30, 2007* through May 31, 2007(k)	350.00	4.79	(89.41)		—		(84.62)	—	—	—	—	265.38	(24.17)	(24.54)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2011 (Unaudited)	36.00	(0.19)	(1.43)		0.01		(1.61)	—	—	—	—	34.39	(4.46)	(4.37)
Year ended May 31, 2011	74.59	(0.49)	(38.11)		0.01		(38.59)	—	—	—	—	36.00	(51.74)	(51.12)
April 7, 2010* through May 31, 2010	60.00	(0.08)	14.66		0.01		14.59	—	—	—	—	74.59	24.32	23.17
UltraShort Consumer Goods
Six Months ended November 30, 2011 (Unaudited)	22.37	(0.11)	(0.72	)(i)	—	(h)	(0.83)	—	—	—	—	21.54	(3.72)	(3.62)
Year ended May 31, 2011	40.49	(0.25)	(17.88)		0.01		(18.12)	—	—	—	—	22.37	(44.75)	(44.66)
Year ended May 31, 2010	65.58	(0.39)	(24.71)		0.01		(25.09)	—	—	—	—	40.49	(38.26)	(38.31)
Year ended May 31, 2009	68.96	0.04	15.73		0.07		15.84	(0.36)	(18.86)	—	(19.22)	65.58	18.16	17.50
Year ended May 31, 2008	64.74	1.84	4.90		0.03		6.77	(2.55)	—	—	(2.55)	68.96	10.70	11.15
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)		—		(5.26)	—	—	—	—	64.74	(7.51)	(7.57)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Basic Materials
Six Months ended November 30, 2011 (Unaudited)	1.03%	0.95%	(1.02)%	(0.94)%	$61,235	—%
Year ended May 31, 2011	1.06	0.95	(0.92)	(0.81)	96,235	—
Year ended May 31, 2010(k)	1.05	0.95	(0.94)	(0.84)	131,792	—
Year ended May 31, 2009(k)	1.01	0.95	0.37	0.43	62,692	—
Year ended May 31, 2008(k)	1.08	0.95	2.07	2.20	205,366	—
January 30, 2007* through May 31, 2007(k)	2.00	0.95	3.64	4.69	7,961	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2011 (Unaudited)	4.03	0.95	(4.01)	(0.93)	1,720	—
Year ended May 31, 2011	2.20	0.95	(2.07)	(0.82)	1,800	—
April 7, 2010* through May 31, 2010	3.56	0.95	(3.42)	(0.81)	7,459	—
UltraShort Consumer Goods
Six Months ended November 30, 2011 (Unaudited)	2.27	0.95	(2.25)	(0.93)	4,847	—
Year ended May 31, 2011	2.02	0.95	(1.89)	(0.82)	6,712	—
Year ended May 31, 2010	1.49	0.95	(1.38)	(0.84)	15,184	—
Year ended May 31, 2009	1.19	0.95	(0.19)	0.05	19,674	—
Year ended May 31, 2008	1.38	0.95	2.29	2.72	25,861	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

266 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Services
Six Months ended November 30, 2011 (Unaudited)	$17.76	$(0.09)	$(1.04)		$—	(h)	$(1.13)	$—	$—	$—	$—	$16.63	(6.38)%	(6.49)%
Year ended May 31, 2011	31.04	(0.21)	(13.08)		0.01		(13.28)	—	—	—	—	17.76	(42.80)	(42.64)
Year ended May 31, 2010	64.37	(0.37)	(32.97)		0.01		(33.33)	—	—	—	—	31.04	(51.78)	(51.73)
Year ended May 31, 2009	83.90	0.02	14.66		0.10		14.78	(0.40)	(33.91)	—	(34.31)	64.37	5.04	4.78
Year ended May 31, 2008	67.48	1.83	19.97	(i)	0.06		21.86	(3.06)	(2.38)	—	(5.44)	83.90	32.97	33.27
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)		—		(2.52)	—	—	—	—	67.48	(3.60)	(3.70)
UltraShort Financials
Six Months ended November 30, 2011 (Unaudited)	58.89	(0.33)	4.73		0.01		4.41	—	—	—	—	63.30	7.50	7.91
Year ended May 31, 2011(n)	84.48	(0.60)	(25.00)		0.01		(25.59)	—	—	—	—	58.89	(30.29)	(30.10)
Year ended May 31, 2010(n)	165.54	(0.89)	(80.20)		0.03		(81.06)	—	—	—	—	84.48	(48.97)	(49.24)
Year ended May 31, 2009(n)	440.65	1.60	(276.01	)(i)	0.72		(273.69)	(1.42)	—	—	(1.42)	165.54	(62.32)	(62.28)
Year ended May 31, 2008(n)	272.55	9.14	167.02		0.33		176.49	(8.39)	—	—	(8.39)	440.65	65.66	66.41
January 30, 2007* through May 31, 2007(n)	280.00	4.04	(11.49)		—		(7.45)	—	—	—	—	272.55	(2.66)	(2.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Consumer Services
Six Months ended November 30, 2011 (Unaudited)	1.52%	0.95%	(1.50)%	(0.94)%	$12,472	—%
Year ended May 31, 2011	1.35	0.95	(1.20)	(0.81)	13,323	—
Year ended May 31, 2010	1.15	0.95	(1.03)	(0.83)	32,595	—
Year ended May 31, 2009	1.03	0.95	(0.06)	0.02	72,413	—
Year ended May 31, 2008	1.15	0.95	1.87	2.07	100,678	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—
UltraShort Financials
Six Months ended November 30, 2011 (Unaudited)	0.96	0.95	(0.95)	(0.94)	350,028	—
Year ended May 31, 2011(n)	0.97	0.95	(0.85)	(0.84)	307,966	—
Year ended May 31, 2010(n)	0.96	0.95	(0.86)	(0.85)	598,763	—
Year ended May 31, 2009(n)	0.95	0.95	0.38	0.38	1,204,273	—
Year ended May 31, 2008(n)	0.96	0.95	2.24	2.25	2,164,712	—
January 30, 2007* through May 31, 2007(n)	1.30	0.95	3.92	4.27	56,213	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2011 (Unaudited)	$21.59	$(0.11)	$0.56	$—		$0.45	$—	$—	$—	$—	$22.04	2.09%	2.22%
Year ended May 31, 2011	38.02	(0.25)	(16.18)	—		(16.43)	—	—	—	—	21.59	(43.21)	(43.27)
Year ended May 31, 2010	54.82	(0.34)	(16.46)	—	(h)	(16.80)	—	—	—	—	38.02	(30.66)	(32.07)
Year ended May 31, 2009	77.46	0.01	7.52 (i)	0.03		7.56	(0.55)	(29.65)	—	(30.20)	54.82	5.26	8.06
Year ended May 31, 2008	63.76	2.15	14.54	—		16.69	(2.99)	—	—	(2.99)	77.46	26.90	32.49
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)	—		(6.24)	—	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
Six Months ended November 30, 2011 (Unaudited)	42.33	(0.24)	0.66	0.01		0.43	—	—	—	—	42.76	1.02	0.99
Year ended May 31, 2011(n)	82.59	(0.50)	(39.81)	0.05		(40.26)	—	—	—	—	42.33	(48.75)	(48.68)
Year ended May 31, 2010(n)	173.33	(0.94)	(89.82)	0.02		(90.74)	—	—	—	—	82.59	(52.34)	(52.12)
Year ended May 31, 2009(n)	216.34	0.50	148.85	0.25		149.60	(1.23)	(191.38)	—	(192.61)	173.33	43.35	42.30
Year ended May 31, 2008(n)	227.67	5.84	(8.33)	0.29		(2.20)	(9.13)	—	—	(9.13)	216.34	(1.09)	(0.87)
January 30, 2007* through May 31, 2007(n)	280.00	4.01	(56.34)	—		(52.33)	—	—	—	—	227.67	(18.69)	(18.64)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2011 (Unaudited)	3.19%	0.95%	(3.17)%	(0.94)%	$3,306	—%
Year ended May 31, 2011	3.37	0.95	(3.25)	(0.83)	3,239	—
Year ended May 31, 2010	2.52	0.95	(2.41)	(0.84)	5,703	—
Year ended May 31, 2009	1.78	0.95	(0.81)	0.02	12,336	—
Year ended May 31, 2008	1.63	0.95	2.34	3.02	11,619	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Six Months ended November 30, 2011 (Unaudited)	1.65	0.95	(1.63)	(0.93)	7,212	—
Year ended May 31, 2011(n)	2.02	0.95	(1.89)	(0.82)	7,140	—
Year ended May 31, 2010(n)	1.42	0.95	(1.30)	(0.83)	13,937	—
Year ended May 31, 2009(n)	1.09	0.95	0.03	0.16	35,750	—
Year ended May 31, 2008(n)	1.36	0.95	2.03	2.44	28,394	—
January 30, 2007* through May 31, 2007(n)	2.00	0.95	3.57	4.62	4,269	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

268 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	$27.62	$(0.14)	$(2.01)		$0.01	$(2.14)	$—	$—	$—	$—	$25.48	(7.73)%	(7.48)%
Year ended May 31, 2011	69.02	(0.36)	(41.05)		0.01	(41.40)	—	—	—	—	27.62	(59.99)	(59.96)
Year ended May 31, 2010(k)	86.61	(0.61)	(17.00)		0.02	(17.59)	—	—	—	—	69.02	(20.30)	(19.67)
Year ended May 31, 2009(k)	143.61	1.00	(17.55	)(i)	0.17	(16.38)	(1.30)	(39.32)	—	(40.62)	86.61	(22.80)	(23.55)
Year ended May 31, 2008(k)	254.96	3.11	(109.64)		0.11	(106.42)	(4.93)	—	—	(4.93)	143.61	(42.37)	(42.21)
January 30, 2007* through May 31, 2007(k)	350.00	4.70	(99.74)		—	(95.04)	—	—	—	—	254.96	(27.16)	(27.16)
UltraShort Real Estate
Six Months ended November 30, 2011 (Unaudited)(r)	40.83	(0.21)	(0.29	)(i)	0.01	(0.49)	—	—	—	—	40.34	(1.19)	(1.08)
Year ended May 31, 2011(r)	82.14	(0.49)	(40.83)		0.01	(41.31)	—	—	—	—	40.83	(50.29)	(50.29)
Year ended May 31, 2010(k)(r)	292.26	(1.21)	(208.94)		0.03	(210.12)	—	—	—	—	82.14	(71.90)	(72.07)
Year ended May 31, 2009(k)(r)	1266.65	(0.85)	(898.13)		1.03	(897.95)	(7.94)	(68.50)	—	(76.44)	292.26	(74.95)	(74.96)
Year ended May 31, 2008(k)(r)	1150.93	39.88	99.26	(i)	1.31	140.45	(24.73)	—	—	(24.73)	1266.65	12.03	12.33
January 30, 2007* through May 31, 2007(k)(r)	1050.00	16.43	84.50		—	100.93	—	—	—	—	1150.93	9.61	9.90

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2011 (Unaudited)	1.01%	0.95%	(1.00)%	(0.94)%	$90,976	—%
Year ended May 31, 2011	1.05	0.95	(0.93)	(0.83)	115,168	—
Year ended May 31, 2010(k)	1.00	0.95	(0.91)	(0.86)	137,688	—
Year ended May 31, 2009(k)	0.95	0.95	0.62	0.62	219,567	—
Year ended May 31, 2008(k)	0.99	0.95	1.78	1.82	2,328,579	—
January 30, 2007* through May 31, 2007(k)	1.59	0.95	3.87	4.51	30,595	—
UltraShort Real Estate
Six Months ended November 30, 2011 (Unaudited)(r)	0.98	0.95	(0.97)	(0.94)	157,000	—
Year ended May 31, 2011(r)	0.99	0.95	(0.85)	(0.81)	173,319	—
Year ended May 31, 2010(k)(r)	0.97	0.95	(0.86)	(0.85)	439,024	—
Year ended May 31, 2009(k)(r)	0.96	0.95	(0.11)	(0.10)	1,239,185	—
Year ended May 31, 2008(k)(r)	0.98	0.95	2.66	2.69	804,324	—
January 30, 2007* through May 31, 2007(k)(r)	1.24	0.95	4.00	4.29	97,829	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Semiconductors
Six Months ended November 30, 2011 (Unaudited)	$45.38	$(0.25)	$(0.56)	$0.02		$(0.79)	$—	$—	$—	$—	$44.59	(1.72)%	(1.78)%
Year ended May 31, 2011(o)	81.59	(0.51)	(35.72)	0.02		(36.21)	—	—	—	—	45.38	(44.39)	(44.34)
Year ended May 31, 2010(o)	191.84	(0.90)	(109.38)	0.03		(110.25)	—	—	—	—	81.59	(57.47)	(57.78)
Year ended May 31, 2009(o)	276.94	0.16	128.02	0.38		128.56	(1.93)	(211.73)	—	(213.66)	191.84	3.64	4.01
Year ended May 31, 2008(o)	308.21	8.47	(27.43)	0.23		(18.73)	(12.54)	—	—	(12.54)	276.94	(6.11)	(5.58)
January 30, 2007* through May 31, 2007(o)	350.00	5.01	(46.80)	—		(41.79)	—	—	—	—	308.21	(11.94)	(12.16)
UltraShort Technology
Six Months ended November 30, 2011 (Unaudited)	55.01	(0.27)	(4.44)	—	(h)	(4.71)	—	—	—	—	50.30	(8.56)	(8.41)
Year ended May 31, 2011(n)	91.17	(0.57)	(35.60)	0.01		(36.16)	—	—	—	—	55.01	(39.68)	(39.58)
Year ended May 31, 2010(n)	176.44	(0.90)	(84.37)	—	(h)	(85.27)	—	—	—	—	91.17	(48.33)	(48.20)
Year ended May 31, 2009(n)	216.90	(0.14)	67.46	0.12		67.44	(2.05)	(105.85)	—	(107.90)	176.44	7.97	7.36
Year ended May 31, 2008(n)	252.11	5.70	(29.79)	0.21		(23.88)	(11.33)	—	—	(11.33)	216.90	(9.69)	(9.66)
January 30, 2007* through May 31, 2007(n)	280.00	4.22	(32.11)	—		(27.89)	—	—	—	—	252.11	(9.96)	(9.71)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Semiconductors
Six Months ended November 30, 2011 (Unaudited)	1.30%	0.95%	(1.28)%	(0.94)%	$14,712	—%
Year ended May 31, 2011(o)	1.40	0.95	(1.28)	(0.83)	21,777	—
Year ended May 31, 2010(o)	1.31	0.95	(1.19)	(0.83)	24,477	—
Year ended May 31, 2009(o)	1.25	0.95	(0.26)	0.04	34,531	—
Year ended May 31, 2008(o)	1.46	0.95	2.13	2.64	24,925	—
January 30, 2007* through May 31, 2007(o)	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Six Months ended November 30, 2011 (Unaudited)	1.45	0.95	(1.44)	(0.93)	13,196	—
Year ended May 31, 2011(n)	1.51	0.95	(1.38)	(0.83)	18,556	—
Year ended May 31, 2010(n)	1.37	0.95	(1.26)	(0.84)	22,224	—
Year ended May 31, 2009(n)	1.13	0.95	(0.23)	(0.05)	36,391	—
Year ended May 31, 2008(n)	1.22	0.95	1.93	2.20	40,668	—
January 30, 2007* through May 31, 2007(n)	1.95	0.95	3.56	4.55	4,727	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

270 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Telecommunications
Six Months ended November 30, 2011 (Unaudited)	$34.91	$(0.20)	$9.46		$—		$9.26	$—	$—	$—	$—	$44.17	26.53%	27.14%
Year ended May 31, 2011(o)	69.84	(0.40)	(34.55)		0.02		(34.93)	—	—	—	—	34.91	(50.02)	(48.98)
Year ended May 31, 2010(o)	155.02	(0.76)	(36.57)		0.01		(37.32)	(0.53)	(47.33)	—	(47.86)	69.84	(32.03)	(34.04)
Year ended May 31, 2009(o)	267.86	0.88	55.54		0.07		56.49	(2.91)	(166.42)	—	(169.33)	155.02	(2.77)	(0.82)
March 25, 2008* through May 31, 2008(o)	350.00	0.72	(82.94	)(i)	0.08		(82.14)	—	—	—	—	267.86	(23.47)	(23.74)
UltraShort Utilities
Six Months ended November 30, 2011 (Unaudited)(r)	40.30	(0.18)	(6.41)		0.01		(6.58)	—	—	—	—	33.72	(16.33)	(15.41)
Year ended May 31, 2011(r)	66.56	(0.42)	(25.84)		—	(h)	(26.26)	—	—	—	—	40.30	(39.48)	(38.46)
Year ended May 31, 2010(r)	123.18	(0.64)	(32.51)		0.01		(33.14)	(0.26)	(23.22)	—	(23.48)	66.56	(30.14)	(31.40)
Year ended May 31, 2009(r)	152.68	0.10	69.68		0.10		69.88	(0.92)	(98.46)	—	(99.38)	123.18	41.38	42.53
Year ended May 31, 2008(r)	163.30	5.43	(10.36)		0.14		(4.79)	(5.83)	—	—	(5.83)	152.68	(3.36)	(3.16)
January 30, 2007* through May 31, 2007(r)	210.00	2.65	(49.35)		—		(46.70)	—	—	—	—	163.30	(22.24)	(22.39)
Short MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	46.11	(0.24)	4.77	(i)	0.01		4.54	—	—	—	—	50.65	9.85	9.75
Year ended May 31, 2011	64.33	(0.44)	(17.79)		0.01		(18.22)	—	—	—	—	46.11	(28.32)	(28.23)
Year ended May 31, 2010	73.29	(0.53)	(8.46)		0.03		(8.96)	—	—	—	—	64.33	(12.23)	(12.48)
Year ended May 31, 2009	73.63	(0.31)	16.49	(i)	0.04		16.22	(0.32)	(16.24)	—	(16.56)	73.29	18.01	18.21
October 23, 2007* through May 31, 2008	70.00	1.06	3.07		0.02		4.15	(0.52)	—	—	(0.52)	73.63	5.92	6.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort Telecommunications
Six Months ended November 30, 2011 (Unaudited)	4.08%	0.95%	(4.06)%	(0.93)%	$2,650	—%
Year ended May 31, 2011(o)	6.40	0.95	(6.28)	(0.83)	2,094	—
Year ended May 31, 2010(o)	7.05	0.95	(6.95)	(0.85)	2,095	—
Year ended May 31, 2009(o)	2.24	0.95	(1.03)	0.27	2,325	—
March 25, 2008* through May 31, 2008(o)	3.21	0.95	(1.01)	1.25	8,036	—
UltraShort Utilities
Six Months ended November 30, 2011 (Unaudited)(r)	3.22	0.95	(3.21)	(0.93)	3,371	—
Year ended May 31, 2011(r)	2.95	0.95	(2.82)	(0.82)	4,030	—
Year ended May 31, 2010(r)	2.23	0.95	(2.13)	(0.85)	6,656	—
Year ended May 31, 2009(r)	2.21	0.95	(1.20)	0.05	12,318	—
Year ended May 31, 2008(r)	1.43	0.95	2.70	3.18	19,085	—
January 30, 2007* through May 31, 2007(r)	2.00	0.95	3.44	4.49	16,330	—
Short MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	0.98	0.95	(0.96)	(0.94)	254,535	—
Year ended May 31, 2011	1.05	0.95	(0.92)	(0.83)	103,751	—
Year ended May 31, 2010	1.15	0.95	(1.05)	(0.85)	164,029	—
Year ended May 31, 2009	1.15	0.95	(0.53)	(0.33)	60,461	—
October 23, 2007* through May 31, 2008	1.90	0.95	1.38	2.33	11,044	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	$29.43	$(0.15)	$2.98	$—	(h)	$2.83	$—	$—	$—	$—	$32.26	9.62%	9.69%
Year ended May 31, 2011	40.01	(0.28)	(10.30)	—	(h)	(10.58)	—	—	—	—	29.43	(26.44)	(27.21)
Year ended May 31, 2010	52.10	(0.35)	(11.75)	0.01		(12.09)	—	—	—	—	40.01	(23.21)	(22.70)
Year ended May 31, 2009	69.46	0.03	(9.34)	0.05		(9.26)	(0.44)	(7.66)	—	(8.10)	52.10	(17.55)	(16.71)
October 30, 2007* through May 31, 2008	70.00	0.82	(0.74)	0.01		0.09	(0.63)	—	—	(0.63)	69.46	0.06	(0.59)
Short FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	39.68	(0.21)	4.58 (i)	0.01		4.38	—	—	—	—	44.06	11.03	10.95
Year ended May 31, 2011	50.55	(0.37)	(10.51)	0.01		(10.87)	—	—	—	—	39.68	(21.50)	(21.88)
March 16, 2010* through May 31, 2010	50.00	(0.08)	0.62	0.01		0.55	—	—	—	—	50.55	1.10	2.00
UltraShort MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	22.39	(0.13)	2.94	—	(h)	2.81	—	—	—	—	25.20	12.57	12.73
Year ended May 31, 2011	45.34	(0.25)	(22.71)	0.01		(22.95)	—	—	—	—	22.39	(50.62)	(50.65)
Year ended May 31, 2010	62.45	(0.37)	(16.76)	0.02		(17.11)	—	—	—	—	45.34	(27.40)	(27.48)
Year ended May 31, 2009	74.55	0.05	12.34	0.15		12.54	(0.53)	(24.11)	—	(24.64)	62.45	4.39	4.27
October 23, 2007* through May 31, 2008	70.00	0.97	3.92 (i)	0.07		4.96	(0.41)	—	—	(0.41)	74.55	7.06	7.29

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	1.01%	0.95%	(0.99)%	(0.94)%	$266,160	—%
Year ended May 31, 2011	1.04	0.95	(0.92)	(0.83)	220,730	—
Year ended May 31, 2010	1.05	0.95	(0.96)	(0.86)	303,109	—
Year ended May 31, 2009	1.19	0.95	(0.21)	0.03	54,701	—
October 30, 2007* through May 31, 2008	1.48	0.95	1.35	1.88	52,094	—
Short FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	1.75	0.95	(1.74)	(0.94)	11,015	—
Year ended May 31, 2011	1.74	0.95	(1.64)	(0.86)	9,921	—
March 16, 2010* through May 31, 2010	3.41	0.95	(3.27)	(0.81)	7,582	—
UltraShort MSCI EAFE
Six Months ended November 30, 2011 (Unaudited)	1.37	0.95	(1.36)	(0.94)	32,133	—
Year ended May 31, 2011	1.46	0.95	(1.32)	(0.81)	15,112	—
Year ended May 31, 2010	1.29	0.95	(1.18)	(0.84)	47,603	—
Year ended May 31, 2009	1.11	0.95	(0.11)	0.05	56,206	—
October 23, 2007* through May 31, 2008	1.20	0.95	1.70	1.95	67,097	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

272 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	$28.86	$(0.16)	$3.46		$0.01		$3.31	$—	$—	$—	$—	$32.17	11.45%	11.57%
Year ended May 31, 2011	55.46	(0.31)	(26.31)		0.02		(26.60)	—	—	—	—	28.86	(47.96)	(48.92)
Year ended May 31, 2010(k)	103.80	(0.55)	(47.83)		0.04		(48.34)	—	—	—	—	55.46	(46.57)	(45.68)
Year ended May 31, 2009(k)	316.77	(0.15)	(193.65)		0.51		(193.29)	(2.69)	(16.99)	—	(19.68)	103.80	(65.89)	(65.53)
October 30, 2007* through May 31, 2008(k)	350.00	4.25	(35.07)		0.30		(30.52)	(2.71)	—	—	(2.71)	316.77	(8.87)	(9.60)
UltraShort MSCI Europe
Six Months ended November 30, 2011 (Unaudited)	42.54	(0.24)	3.26	(i)	0.02		3.04	—	—	—	—	45.58	7.13	7.58
Year ended May 31, 2011(n)	107.00	(0.54)	(63.96)		0.04		(64.46)	—	—	—	—	42.54	(60.24)	(59.80)
June 16, 2009* through May 31, 2010(n)	160.00	(0.78)	(52.44	)(i)	0.22		(53.00)	—	—	—	—	107.00	(33.13)	(33.75)
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2011 (Unaudited)	47.23	(0.25)	1.57		0.02		1.34	—	—	—	—	48.57	2.84	4.61
Year ended May 31, 2011(o)	107.53	(0.49)	(59.83)		0.02		(60.30)	—	—	—	—	47.23	(56.08)	(54.38)
June 16, 2009* through May 31, 2010(o)	200.00	(0.85)	(91.75)		0.13		(92.47)	—	—	—	—	107.53	(46.23)	(48.00)
UltraShort MSCI Brazil
Six Months ended November 30, 2011 (Unaudited)	14.98	(0.09)	3.74		—	(h)	3.65	—	—	—	—	18.63	24.39	24.10
Year ended May 31, 2011	25.80	(0.15)	(10.68)		0.01		(10.82)	—	—	—	—	14.98	(41.94)	(45.53)
June 16, 2009* through May 31, 2010	60.00	(0.21)	(34.01)		0.02		(34.20)	—	—	—	—	25.80	(57.00)	(54.13)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2011 (Unaudited)	1.09%	0.95%	(1.07)%	(0.93)%	$90,704	—%
Year ended May 31, 2011	1.00	0.95	(0.86)	(0.82)	118,187	—
Year ended May 31, 2010(k)	1.05	0.95	(0.95)	(0.85)	231,238	—
Year ended May 31, 2009(k)	1.08	0.95	(0.17)	(0.04)	207,075	—
October 30, 2007* through May 31, 2008(k)	1.01	0.95	1.87	1.93	275,590	—
UltraShort MSCI Europe
Six Months ended November 30, 2011 (Unaudited)	1.03	0.95	(1.01)	(0.93)	141,276	—
Year ended May 31, 2011(n)	1.13	0.95	(0.98)	(0.80)	40,409	—
June 16, 2009* through May 31, 2010(n)	1.29	0.95	(1.17)	(0.83)	187,242	—
UltraShort MSCI Pacific ex-Japan
Six Months ended November 30, 2011 (Unaudited)	4.75	0.95	(4.74)	(0.93)	2,428	—
Year ended May 31, 2011(o)	5.13	0.95	(5.02)	(0.84)	7,084	—
June 16, 2009* through May 31, 2010(o)	3.01	0.95	(2.90)	(0.84)	3,226	—
UltraShort MSCI Brazil
Six Months ended November 30, 2011 (Unaudited)	1.64	0.95	(1.62)	(0.94)	16,771	—
Year ended May 31, 2011	1.40	0.95	(1.27)	(0.82)	14,232	—
June 16, 2009* through May 31, 2010	1.51	0.95	(1.40)	(0.84)	42,577	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	$25.29	$(0.15)	$3.75	$—	(h)	$3.60	$—	$—	$—	$—	$28.89	14.23%	13.95%
Year ended May 31, 2011	42.18	(0.26)	(16.64)	0.01		(16.89)	—	—	—	—	25.29	(40.04)	(40.00)
Year ended May 31, 2010(k)	68.15	(0.38)	(25.59)	—	(h)	(25.97)	—	—	—	—	42.18	(38.11)	(38.21)
Year ended May 31, 2009(k)	337.84	0.66	(267.53)	0.30		(266.57)	(3.12)	—	—	(3.12)	68.15	(79.69)	(79.68)
November 6, 2007* through May 31, 2008(k)	350.00	4.89	(15.06)	0.41		(9.76)	(2.40)	—	—	(2.40)	337.84	(2.91)	(2.78)
UltraShort MSCI Japan
Six Months ended November 30, 2011 (Unaudited)	35.85	(0.17)	1.14	0.01		0.98	—	—	—	—	36.83	2.76	3.55
Year ended May 31, 2011	49.17	(0.33)	(13.03)	0.04		(13.32)	—	—	—	—	35.85	(27.10)	(27.33)
Year ended May 31, 2010	58.79	(0.41)	(9.22)	0.01		(9.62)	—	—	—	—	49.17	(16.36)	(16.81)
Year ended May 31, 2009	68.59	0.12	2.56	0.05		2.73	(0.40)	(12.13)	—	(12.53)	58.79	(0.56)	(0.11)
November 6, 2007* through May 31, 2008	70.00	0.95	(1.65)	0.03		(0.67)	(0.74)	—	—	(0.74)	68.59	(1.10)	(0.98)
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2011 (Unaudited)	49.32	(0.25)	0.30	—		0.05	—	—	—	—	49.37	0.10	1.30
Year ended May 31, 2011(n)	92.39	(0.54)	(42.55)	0.02		(43.07)	—	—	—	—	49.32	(46.62)	(48.66)
June 16, 2009* through May 31, 2010(n)	240.00	(1.07)	(146.65)	0.11		(147.61)	—	—	—	—	92.39	(61.50)	(59.92)
Short 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	38.37	(0.17)	(3.44)	—	(h)	(3.61)	—	—	—	—	34.76	(9.39)	(9.69)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(1.57)	—		(1.63)	—	—	—	—	38.37	(4.09)	(3.97)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 25
Six Months ended November 30, 2011 (Unaudited)	1.02%	0.95%	(1.01)%	(0.94)%	$176,784	—%
Year ended May 31, 2011	1.04	0.95	(0.91)	(0.82)	173,727	—
Year ended May 31, 2010(k)	1.03	0.95	(0.94)	(0.86)	400,477	—
Year ended May 31, 2009(k)	1.02	0.95	0.18	0.25	169,686	—
November 6, 2007* through May 31, 2008(k)	1.05	0.95	2.06	2.16	673,999	—
UltraShort MSCI Japan
Six Months ended November 30, 2011 (Unaudited)	1.42	0.95	(1.41)	(0.94)	16,575	—
Year ended May 31, 2011	1.64	0.95	(1.55)	(0.87)	37,639	—
Year ended May 31, 2010	1.95	0.95	(1.85)	(0.85)	14,752	—
Year ended May 31, 2009	1.82	0.95	(0.75)	0.13	13,228	—
November 6, 2007* through May 31, 2008	2.15	0.95	0.93	2.13	20,576	—
UltraShort MSCI Mexico Investable Market
Six Months ended November 30, 2011 (Unaudited)	4.84	0.95	(4.82)	(0.93)	2,468	—
Year ended May 31, 2011(n)	4.71	0.95	(4.58)	(0.81)	2,465	—
June 16, 2009* through May 31, 2010(n)	1.98	0.95	(1.88)	(0.85)	3,465	—
Short 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	1.30	0.95	(1.29)	(0.93)	18,252	—
April 4, 2011* through May 31, 2011	3.76	0.95	(3.74)	(0.94)	7,673	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

274 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	$41.68	$(0.17)	$(9.13)	$—	(h)	$(9.30)	$—	$—	$—	$—	$32.38	(22.32)%	(22.21)%
Year ended May 31, 2011	45.45	(0.37)	(3.40)	—	(h)	(3.77)	—	—	—	—	41.68	(8.32)	(8.41)
August 18, 2009* through May 31, 2010	50.00	(0.33)	(4.23)	0.01		(4.55)	—	—	—	—	45.45	(9.10)	(8.96)
Short High Yield
Six Months ended November 30, 2011 (Unaudited)	38.98	(0.19)	0.11 (i)	0.01		(0.07)	—	—	—	—	38.91	(0.20)	(0.18)
March 21, 2011* through May 31, 2011	40.00	(0.07)	(0.96)	0.01		(1.02)	—	—	—	—	38.98	(2.55)	(2.55)
Short Investment Grade Corporate
Six Months ended November 30, 2011 (Unaudited)	38.55	(0.18)	(0.94)	—	(h)	(1.12)	—	—	—	—	37.43	(2.91)	(2.42)
March 28, 2011* through May 31, 2011	40.00	(0.06)	(1.39)	—	(h)	(1.45)	—	—	—	—	38.55	(3.63)	(3.55)
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	37.67	(0.17)	(3.25)	—	(h)	(3.42)	—	—	—	—	34.25	(9.08)	(9.38)
April 4, 2011* through May 31, 2011	40.00	(0.06)	(2.28)	0.01		(2.33)	—	—	—	—	37.67	(5.83)	(5.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Short 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	0.95%	0.95%	(0.94)%	(0.93)%	$764,153	—%
Year ended May 31, 2011	0.97	0.95	(0.87)	(0.85)	1,006,624	—
August 18, 2009* through May 31, 2010	1.03	0.95	(0.94)	(0.86)	479,518	—
Short High Yield
Six Months ended November 30, 2011 (Unaudited)	1.15	0.95	(1.14)	(0.94)	46,688	—
March 21, 2011* through May 31, 2011	3.66	0.95	(3.64)	(0.93)	9,746	—
Short Investment Grade Corporate
Six Months ended November 30, 2011 (Unaudited)	3.21	0.95	(3.19)	(0.93)	1,872	—
March 28, 2011* through May 31, 2011	4.88	0.95	(4.87)	(0.94)	3,855	—
UltraShort 3-7 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	2.07	0.95	(2.06)	(0.93)	4,281	—
April 4, 2011* through May 31, 2011	4.99	0.95	(4.97)	(0.93)	3,767	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 275

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	$38.69	$(0.16)	$(6.79)		$—	(h)	$(6.95)	$—	$—	$—	$—	$31.74	(17.96)%	(17.93)%
Year ended May 31, 2011	46.68	(0.35)	(7.64)		—	(h)	(7.99)	—	—	—	—	38.69	(17.13)	(16.99)
Year ended May 31, 2010	56.61	(0.46)	(9.48)		0.01		(9.93)	—	—	—	—	46.68	(17.56)	(17.60)
Year ended May 31, 2009	72.02	(0.32)	(14.91)		0.03		(15.20)	(0.21)	—	—	(0.21)	56.61	(21.13)	(21.45)
April 29, 2008* through May 31, 2008	70.00	0.06	1.93		0.03		2.02	—	—	—	—	72.02	2.89	3.23
UltraShort 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	33.14	(0.12)	(13.47)		—	(h)	(13.59)	—	—	—	—	19.55	(41.02)	(41.00)
Year ended May 31, 2011	40.13	(0.30)	(6.69)		—	(h)	(6.99)	—	—	—	—	33.14	(17.44)	(17.65)
Year ended May 31, 2010	52.48	(0.42)	(11.95)		0.02		(12.35)	—	—	—	—	40.13	(23.55)	(23.48)
Year ended May 31, 2009	72.34	(0.34)	(19.38	)(i)	0.03		(19.69)	(0.17)	—	—	(0.17)	52.48	(27.25)	(27.43)
April 29, 2008* through May 31, 2008	70.00	0.05	2.25		0.04		2.34	—	—	—	—	72.34	3.34	3.89
UltraShort TIPS
Six Months ended November 30, 2011 (Unaudited)	35.17	(0.15)	(5.33)		0.01		(5.47)	—	—	—	—	29.70	(15.55)	(15.95)
February 9, 2011* through May 31, 2011	40.00	(0.10)	(4.73)		—	(h)	(4.83)	—	—	—	—	35.17	(12.08)	(12.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2011 (Unaudited)	0.97%	0.95%	(0.95)%	(0.93)%	$402,349	—%
Year ended May 31, 2011	0.98	0.95	(0.86)	(0.84)	478,837	—
Year ended May 31, 2010	0.99	0.95	(0.90)	(0.86)	367,630	—
Year ended May 31, 2009	1.01	0.95	(0.63)	(0.57)	445,822	—
April 29, 2008* through May 31, 2008	3.55	0.95	(1.66)	0.94	32,410	—
UltraShort 20+ Year Treasury
Six Months ended November 30, 2011 (Unaudited)	0.94	0.94	(0.92)	(0.92)	3,460,109	—
Year ended May 31, 2011	0.93	0.93	(0.82)	(0.82)	5,806,617	—
Year ended May 31, 2010	0.95	0.95	(0.87)	(0.87)	5,158,951	—
Year ended May 31, 2009	0.97	0.95	(0.73)	(0.71)	4,058,210	—
April 29, 2008* through May 31, 2008	2.37	0.95	(0.62)	0.80	92,227	—
UltraShort TIPS
Six Months ended November 30, 2011 (Unaudited)	2.55	0.95	(2.54)	(0.94)	1,485	—
February 9, 2011* through May 31, 2011	3.36	0.95	(3.32)	(0.91)	3,517	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

276 :: ProShares Trust :: Financial Highlights

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Credit Suisse 130/30
Six Months ended November 30, 2011 (Unaudited)	$62.15	$0.32	$(5.49)	$—	(h)	$(5.17)	$(0.28)	$—	$—	$(0.28)	$56.70	(8.31)%	(8.09)%
Year ended May 31, 2011	49.79	0.57	12.19	—	(h)	12.76	(0.40)	—	—	(0.40)	62.15	25.73	24.62
July 13, 2009* through May 31, 2010	40.00	0.38	9.63	0.02		10.03	(0.24)	—	—	(0.24)	49.79	25.08	25.71
Hedge Replication ETF
July 12, 2011* through November 30, 2011 (Unaudited)	40.00	(0.06)	(0.99)	—	(h)	(1.05)	—	—	—	—	38.95	(2.63)	(4.08)
RAFI® Long/Short
Six Months ended November 30, 2011 (Unaudited)	41.41	0.18	(3.49)	0.01		(3.30)	(0.16)	—	—	(0.16)	37.95	(7.96)	(8.03)
December 2, 2010* through May 31, 2011	40.00	0.13	1.34 (i)	0.02		1.49	(0.08)	—	—	(0.08)	41.41	3.72	3.57

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000's)	Portfolio turnover rate (c)(g)
Credit Suisse 130/30
Six Months ended November 30, 2011 (Unaudited)	1.08%	0.95%	0.99%	1.12%	$99,226	38%
Year ended May 31, 2011	1.16	0.95	0.79	1.01	114,977	86
July 13, 2009* through May 31, 2010	1.60	0.95	0.23	0.87	54,770	101
Hedge Replication ETF
July 12, 2011* through November 30, 2011 (Unaudited)	1.64	0.95	(1.09)	(0.39)	15,580	35
RAFI® Long/Short
Six Months ended November 30, 2011 (Unaudited)	1.35	0.95	0.53	0.92	15,181	21
December 2, 2010* through May 31, 2011	2.00	0.95	(0.41)	0.65	18,633	45

*  Commencement of investment operations.

See accompanying notes to the financial statements.

Financial Highlights :: ProShares Trust :: 277

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units. Prior to the fiscal year ended May 31, 2008, these amounts were included under the caption "Net realized and unrealized gains (losses) on investments."

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.5%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 15, 2010.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 15, 2010.

(m)  Less than 0.005%.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective February 25, 2011.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective February 25, 2011.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective February 25, 2011.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective February 25, 2011.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:3 reverse stock split effective October 13, 2011.

See accompanying notes to the financial statements.

278 :: ProShares Trust :: Financial Highlights

Notes to Financial Statements

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 279

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of unlimited shares at no par value and is comprised of 108 operational Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to 1940 Act.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the "Advisor") of 1,428 shares of ProShares Short S&P 500 at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

Securities prices are generally valued at their market value using information provided by a third party pricing service or market quotations. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ Stock Market, are valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Fixed-income securities maturing within a relatively short period may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of November 30, 2011, based on levels assigned to securities on May 31, 2011.

280 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

The following is a summary of the valuations as of November 30, 2011 for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type.

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra QQQ®	$427,516,213	$6,270,980	—	—	$59,840,618	$178,171,645	$17,802,321	—	$665,528,476	$24,073,301
Ultra Dow30SM	158,162,665	3,912,331	—	—	39,505,998	76,965,768	5,314,730	—	274,634,431	9,227,061
Ultra S&P500®	1,108,392,498	16,711,581	—	—	117,603,424	276,834,116	2,677,428	—	1,502,830,038	19,389,009
Ultra Russell3000	919,107	—	—	—	7,835	3,584,674	926,611	—	4,511,616	926,611
Ultra MidCap400	131,797,475	987,354	—	—	74,236	47,384,659	(4,515,295)	—	179,256,370	(3,527,941)
Ultra SmallCap600	22,571,480	—	—	—	28,459	10,673,433	(403,533)	—	33,273,372	(403,533)
Ultra Russell2000	200,235,854	2,500,208	$734	—	11,810,215	49,194,780	4,416,926	—	261,241,583	6,917,134
UltraPro QQQ®	125,899,703	971,553	—	—	59,836	40,079,093	2,228,271	—	166,038,632	3,199,824
UltraPro Dow30SM	38,740,892	560,133	—	—	18,255	8,556,904	4,858,460	—	47,316,051	5,418,593
UltraPro S&P500®	156,857,364	2,869,730	—	—	130,146	109,799,738	15,740,336	—	266,787,248	18,610,066
UltraPro MidCap400	6,739,859	217,851	—	—	21,701	17,776,617	1,435,252	—	24,538,177	1,653,103
UltraPro Russell2000	65,442,687	1,100,062	226	—	4,974,803	14,124,177	(2,441,067)	—	84,541,893	(1,341,005)
Ultra Russell1000 Value	3,277,915	—	—	—	2,347	1,467,777	453,562	—	4,748,039	453,562
Ultra Russell1000 Growth	10,019,598	—	—	—	5,477	2,593,337	1,299,491	—	12,618,412	1,299,491
Ultra Russell MidCap Value	4,438,571	—	—	—	4,584	1,991,815	(186,746)	—	6,434,970	(186,746)
Ultra Russell MidCap Growth	6,989,490	—	—	—	10,280	5,134,955	178,807	—	12,134,725	178,807
Ultra Russell2000 Value	8,260,267	—	41	—	3,522	2,860,533	351,286	—	11,124,363	351,286
Ultra Russell2000 Growth	10,894,634	—	27	—	5,565	3,633,538	1,930,210	—	14,533,764	1,930,210
Ultra Basic Materials	170,219,770	—	—	—	84,027	54,539,929	3,698,075	—	224,843,726	3,698,075
Ultra Nasdaq Biotechnology	11,513,960	—	295	—	3,782	3,316,243	295,290	—	14,834,280	295,290
Ultra Consumer Goods	6,809,317	—	—	—	1,836	1,833,801	1,912,851	—	8,644,954	1,912,851
Ultra Consumer Services	1,543,370	—	—	—	7,589	4,876,113	558,679	—	6,427,072	558,679
Ultra Financials	562,420,381	—	—	—	95,674	199,976,608	(124,228,914)	—	762,492,663	(124,228,914)
Ultra Health Care	27,037,349	—	—	—	9,281	3,519,033	2,644,179	—	30,565,663	2,644,179
Ultra Industrials	14,343,879	—	—	—	12,213	5,058,352	3,048,234	—	19,414,444	3,048,234
Ultra Oil & Gas	171,737,703	—	—	—	198,868	78,919,186	4,568,359	—	250,855,757	4,568,359
Ultra Real Estate	221,296,488	—	—	—	182,456	78,506,875	7,451,755	—	299,985,819	7,451,755
Ultra KBW Regional Banking	2,309,606	—	—	—	335	715,368	132,874	—	3,025,309	132,874
Ultra Semiconductors	26,589,354	—	—	—	18,058	10,661,627	3,319,459	—	37,269,039	3,319,459
Ultra Technology	56,031,876	—	—	—	81,670	29,260,076	(1,791,687)	—	85,373,622	(1,791,687)
Ultra Telecommunications	1,506,816	—	—	—	1,366	1,121,610	64,295	—	2,629,792	64,295
Ultra Utilities	13,720,195	—	—	—	8,092	3,952,588	101,304	—	17,680,875	101,304
Ultra MSCI EAFE	—	—	—	—	546,959	3,492,866	891,767	—	4,039,825	891,767
Ultra MSCI Emerging Markets	—	—	—	—	3,652,686	16,133,372	(1,605,401)	— †	19,786,058	(1,605,401)
Ultra MSCI Europe	—	—	—	—	901,946	1,159,374	399,610	—	2,061,320	399,610
Ultra MSCI Pacific ex-Japan	—	—	—	—	3,189	1,681,954	331,064	—	1,685,143	331,064
Ultra MSCI Brazil	—	—	—	—	12,049	11,445,020	(5,197,207)	—	11,457,069	(5,197,207)
Ultra FTSE China 25	—	—	—	—	11,966,079	22,028,863	(8,677,184)	—	33,994,942	(8,677,184)
Ultra MSCI Japan	—	—	—	—	35,586	19,363,409	(3,167,299)	—	19,398,995	(3,167,299)
November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 281

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra MSCI Mexico Investable Market	—	—	—	—	$929	$652,725	$556,717	—	$653,654	$556,717
Ultra 7-10 Year Treasury	—	—	—	$3,252,440	2,603,033	6,257,732	12,118,162	—	12,113,205	12,118,162
Ultra 20+ Year Treasury	—	$(5,398)	—	4,141,696	45,951	16,396,618	4,638,386	—	20,584,265	4,632,988
Ultra High Yield	—	—	—	—	3,117	1,546,910	(323,047)	—	1,550,027	(323,047)
Ultra Investment Grade Corporate	—	—	—	—	43,033	1,271,137	342,465	—	1,314,170	342,465
Short QQQ®	—	1,007,642	—	—	39,205,164	180,003,632	(4,979,737)	—	219,208,796	(3,972,095)
Short Dow30SM	—	(1,057,077)	—	—	49,677,490	174,008,726	(3,142,614)	—	223,686,216	(4,199,691)
Short S&P500®	—	(929,207)	—	—	254,898,036	1,651,924,057	(55,922,250)	—	1,906,822,093	(56,851,457)
Short MidCap400	—	(29,134)	—	—	76,837	30,781,120	(2,216,586)	—	30,857,957	(2,245,720)
Short SmallCap600	—	—	—	—	55,944	22,432,139	(683,246)	—	22,488,083	(683,246)
Short Russell2000	—	(1,030,742)	—	—	19,106,397	359,737,196	3,941,698	—	378,843,593	2,910,956
UltraShort QQQ®	—	1,913,063	—	—	109,523,576	409,139,463	9,256,777	—	518,663,039	11,169,840
UltraShort Dow30SM	—	(1,140,504)	—	—	29,436,056	234,772,394	(25,215,624)	—	264,208,450	(26,356,128)
UltraShort S&P500®	—	(2,154,675)	—	—	472,334,247	1,326,161,496	(159,546,315)	—	1,798,495,743	(161,700,990)
UltraShort Russell3000	—	—	—	—	2,642	1,525,379	(191,370)	—	1,528,021	(191,370)
UltraShort MidCap400	—	(65,234)	—	—	71,695	31,578,782	(4,277,608)	—	31,650,477	(4,342,842)
UltraShort SmallCap600	—	—	—	—	31,148	14,810,184	(2,291,557)	—	14,841,332	(2,291,557)
UltraShort Russell2000	—	617,551	—	—	43,259,349	259,498,713	(26,104,132)	—	302,758,062	(25,486,581)
UltraPro Short QQQ®	—	187,995	—	—	31,943,696	76,483,327	(23,627,600)	—	108,427,023	(23,439,605)
UltraPro Short Dow30SM	—	10,833	—	—	18,158,751	41,999,236	(11,299,532)	—	60,157,987	(11,288,699)
UltraPro Short S&P500®	—	(2,541,951)	—	—	149,746,965	315,871,267	(48,195,251)	—	465,618,232	(50,737,202)
UltraPro Short MidCap400	—	(73,975)	—	—	24,407	12,678,096	(2,650,841)	—	12,702,503	(2,724,816)
UltraPro Short Russell2000	—	199,692	—	—	13,687,884	56,253,264	(18,051,827)	—	69,941,148	(17,852,135)
UltraShort Russell1000 Value	—	—	—	—	3,277	1,646,324	(149,384)	—	1,649,601	(149,384)
UltraShort Russell1000 Growth	—	—	—	—	8,585	4,204,239	(464,991)	—	4,212,824	(464,991)
UltraShort Russell MidCap Value	—	—	—	—	2,675	1,452,090	(227,136)	—	1,454,765	(227,136)
UltraShort Russell MidCap Growth	—	—	—	—	2,219	1,724,937	29,654	—	1,727,156	29,654
UltraShort Russell2000 Value	—	—	—	—	9,490	4,835,294	(916,663)	—	4,844,784	(916,663)
UltraShort Russell2000 Growth	—	—	—	—	29,510	15,463,426	(4,508,342)	—	15,492,936	(4,508,342)
Short Basic Materials	—	—	—	—	21,337	8,300,208	(327,539)	—	8,321,545	(327,539)
Short Financials	—	—	—	—	25,203,218	80,151,136	3,282,248	—	105,354,354	3,282,248
Short Oil & Gas	—	—	—	—	1,042,157	5,059,880	102,689	—	6,102,037	102,689
Short Real Estate	—	—	—	—	70,731	30,468,283	1,363,344	—	30,539,014	1,363,344
Short KBW Regional Banking	—	—	—	—	18,858	7,967,147	(349,454)	—	7,986,005	(349,454)
UltraShort Basic Materials	—	—	—	—	86,539	49,186,849	(10,511,914)	—	49,273,388	(10,511,914)
UltraShort Nasdaq Biotechnology	—	—	—	—	2,151	1,494,904	(465,389)	—	1,497,055	(465,389)
UltraShort Consumer Goods	—	—	—	—	8,483	3,968,192	(844,472)	—	3,976,675	(844,472)

282 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs					LEVEL 3 - Significant Unobservable Inputs	Total
	Common Stocks	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	U.S. Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Common Stocks	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Consumer Services	—	—	—	—	$21,612	$9,254,141	$(722,370)	—	$9,275,753	$(722,370)
UltraShort Financials	—	—	—	—	97,210,816	234,439,629	(32,717,113)	—	331,650,445	(32,717,113)
UltraShort Health Care	—	—	—	—	5,263	2,523,612	(321,642)	—	2,528,875	(321,642)
UltraShort Industrials	—	—	—	—	10,709	6,033,147	(1,527,326)	—	6,043,856	(1,527,326)
UltraShort Oil & Gas	—	—	—	—	31,995,096	62,493,760	(14,728,117)	—	94,488,856	(14,728,117)
UltraShort Real Estate	—	—	—	—	43,296,230	96,786,873	(8,998,700)	—	140,083,103	(8,998,700)
UltraShort Semiconductors	—	—	—	—	28,523	13,466,031	(823,604)	—	13,494,554	(823,604)
UltraShort Technology	—	—	—	—	19,511	9,777,133	(878,988)	—	9,796,644	(878,988)
UltraShort Telecommunications	—	—	—	—	3,602	2,183,738	(526,678)	—	2,187,340	(526,678)
UltraShort Utilities	—	—	—	—	4,636	2,516,372	(268,188)	—	2,521,008	(268,188)
Short MSCI EAFE	—	—	—	—	48,783,159	187,988,621	(28,865,874)	—	236,771,780	(28,865,874)
Short MSCI Emerging Markets	—	—	—	—	83,147,696	158,867,845	(19,078,764)	—	242,015,541	(19,078,764)
Short FTSE China 25	—	—	—	—	1,238,001	7,879,824	(848,697)	—	9,117,825	(848,697)
UltraShort MSCI EAFE	—	—	—	—	54,694	25,406,288	(4,268,645)	—	25,460,982	(4,268,645)
UltraShort MSCI Emerging Markets	—	—	—	—	28,111,543	83,206,667	(39,997,320)	—	111,318,210	(39,997,320)
UltraShort MSCI Europe	—	—	—	—	51,634,258	96,071,576	(32,387,600)	—	147,705,834	(32,387,600)
UltraShort MSCI Pacific ex-Japan	—	—	—	—	4,054	2,085,911	(581,113)	—	2,089,965	(581,113)
UltraShort MSCI Brazil	—	—	—	—	26,444	13,695,408	(2,992,579)	—	13,721,852	(2,992,579)
UltraShort FTSE China 25	—	—	—	—	67,090,740	142,574,283	(70,055,554)	—	209,665,023	(70,055,554)
UltraShort MSCI Japan	—	—	—	—	25,374	11,504,228	137,793	—	11,529,602	137,793
UltraShort MSCI Mexico Investable Market	—	—	—	—	4,359	2,535,528	(1,215,608)	—	2,539,887	(1,215,608)
Short 7-10 Year Treasury	—	$777	—	—	36,990	13,449,015	(708,403)	—	13,486,005	(707,626)
Short 20+ Year Treasury	—	363,341	—	—	1,487,530	592,736,358	(84,942,525)	—	594,223,888	(84,579,184)
Short High Yield	—	—	—	—	86,219	33,410,265	(2,575,395)	—	33,496,484	(2,575,395)
Short Investment Grade Corporate	—	—	—	—	1,222,313	964,406	(109,927)	—	2,186,719	(109,927)
UltraShort 3-7 Year Treasury	—	—	—	—	9,220	3,252,895	(292,519)	—	3,262,115	(292,519)
UltraShort 7-10 Year Treasury	—	18,903	—	—	15,411,087	288,421,442	(22,149,829)	—	303,832,529	(22,130,926)
UltraShort 20+ Year Treasury	—	4,026,945	—	—	778,833,379	3,266,156,580	(2,158,767,718)	—	4,044,989,959	(2,154,740,773)
UltraShort TIPS	—	—	—	—	1,202,679	953,151	(458,190)	—	2,155,830	(458,190)
Credit Suisse 130/30	$96,056,804	—	—	—	6,479	2,288,080	(200,722)	—	98,351,363	(200,722)
Hedge Replication ETF	3,730,965	27,100	—	—	8,849,629	2,226,644	(164,653)	—	14,807,238	(137,553)
RAFI® Long/Short	13,693,802	—	—	—	3,332	1,144,382	(130,821)	—	14,841,516	(130,821)

*  These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

†  The security designated as Level 3 in the table above was considered a Level 3 security because it was fair valued at $0 on November 30, 2011 using significant unobservable inputs under procedures adopted by the Board. Such valuation was based on a review of inputs such as, but not limited to, company specific financial information, the liquidity of the security and company specific news.

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 283

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Ultra Russell3000	Ultra Russell2000	UltraPro Russell2000	Ultra Russell2000 Growth
Balance as of 05/31/11	$—	$—	$—	$—
Total gain or loss (realized/unrealized) included in earnings	9	16,878	763	3,949
Sales	(9)	(16,878)	(763)	(3,949)
Transfer into Level 3	—	—	—	—
Transfer out of Level 3	—	—	—	—
Balance as of 11/30/11	$—	$—	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 11/30/11	$—	$—	$—	$—

American Depositary Receipts ("ADRs")

The Funds may invest in depositary receipts, including ADRs. For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock outside the U.S., the Funds can avoid certain risks related to investing in foreign securities in non-U.S. markets.

Repurchase Agreements

Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase agreements only with large, well-capitalized and well-established financial institutions whose condition is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to fully invest available cash in these instruments.

On November 30, 2011, the Funds had undivided interest in joint Repurchase Agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective Repurchase Agreement.

Fund Name	BNP Paribas Securities Corp., 0.10%, dated 11/30/11, due 12/01/11 (1)	Credit Suisse (USA) LLC, 0.10%, dated 11/30/11, due 12/01/11 (2)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/11, due 12/01/11 (3)	ING Financial Markets LLC, 0.10%, dated 11/30/11, due 12/01/11 (4)	ING Financial Markets LLC, 0.11%, dated 11/30/11, due 12/01/11 (5)	JPMorgan Securities, Inc., 0.05%, dated 11/30/11, due 12/01/11 (6)	JPMorgan Securities, Inc., 0.07%, dated 11/30/11, due 12/01/11 (7)	JPMorgan Securities, Inc., 0.08%, dated 11/30/11, due 12/01/11 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11 (9)	UBS Securities LLC, 0.09%, dated 11/30/11, due 12/01/11 (10)
Ultra QQQ®	$33,467,526	$16,696,710	$50,098,646	$2,919,145	$11,676,581	$3,648,931	$4,673,524	$14,595,726	$25,799,129	$14,595,727
Ultra Dow30SM	14,460,277	7,212,437	21,650,929	1,260,849	5,043,396	1,576,061	2,022,187	6,304,245	11,131,143	6,304,244
Ultra S&P500®	51,948,359	25,944,669	77,682,703	4,538,104	18,152,415	5,672,630	7,206,203	22,690,519	40,307,996	22,690,518
Ultra Russell3000	674,242	335,887	1,010,698	58,688	234,751	73,360	94,990	293,438	515,181	293,439
Ultra MidCap400	8,937,679	4,438,936	13,436,632	774,571	3,098,284	968,214	1,282,421	3,872,855	6,702,212	3,872,855
Ultra SmallCap600	2,003,183	1,000,293	2,995,989	174,954	699,816	218,692	278,154	874,769	1,552,812	874,771
Ultra Russell2000	9,269,519	4,608,906	13,920,672	804,620	3,218,478	1,005,774	1,321,180	4,023,098	6,999,436	4,023,097
UltraPro QQQ®	7,562,233	3,754,454	11,372,739	655,030	2,620,119	818,787	1,087,400	3,275,149	5,658,034	3,275,148
UltraPro Dow30SM	1,609,854	801,773	2,413,788	140,074	560,295	175,092	227,159	700,369	1,228,130	700,370
UltraPro S&P500®	20,746,197	10,284,407	31,244,621	1,793,119	7,172,477	2,241,399	3,009,844	8,965,597	15,376,481	8,965,596

284 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.10%, dated 11/30/11, due 12/01/11 (1)	Credit Suisse (USA) LLC, 0.10%, dated 11/30/11, due 12/01/11 (2)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/11, due 12/01/11 (3)	ING Financial Markets LLC, 0.10%, dated 11/30/11, due 12/01/11 (4)	ING Financial Markets LLC, 0.11%, dated 11/30/11, due 12/01/11 (5)	JPMorgan Securities, Inc., 0.05%, dated 11/30/11, due 12/01/11 (6)	JPMorgan Securities, Inc., 0.07%, dated 11/30/11, due 12/01/11 (7)	JPMorgan Securities, Inc., 0.08%, dated 11/30/11, due 12/01/11 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11 (9)	UBS Securities LLC, 0.09%, dated 11/30/11, due 12/01/11 (10)
UltraPro MidCap400	$3,358,278	$1,665,072	$5,056,871	$290,332	$1,161,330	$362,916	$486,720	$1,451,662	$2,491,773	$1,451,663
UltraPro Russell2000	2,672,048	1,322,803	4,029,380	230,499	921,996	288,124	390,743	1,152,495	1,963,594	1,152,495
Ultra Russell1000 Value	276,811	137,501	416,087	23,995	95,979	29,994	39,681	119,974	207,780	119,975
Ultra Russell1000 Growth	487,945	242,991	731,690	42,450	169,799	53,062	68,896	212,249	372,006	212,249
Ultra Russell MidCap Value	374,444	186,643	560,991	32,619	130,476	40,774	52,571	163,096	287,106	163,095
Ultra Russell MidCap Growth	966,642	481,116	1,450,261	84,030	336,120	105,037	136,933	420,150	734,516	420,150
Ultra Russell2000 Value	540,373	267,937	813,651	46,720	186,881	58,400	78,293	233,601	401,075	233,602
Ultra Russell2000 Growth	685,466	340,381	1,030,677	59,390	237,561	74,238	98,455	296,951	513,469	296,950
Ultra Basic Materials	10,288,517	5,109,182	15,469,319	891,476	3,565,904	1,114,345	1,477,367	4,457,380	7,709,058	4,457,381
Ultra Nasdaq Biotechnology	626,717	310,611	944,058	54,151	216,603	67,689	91,041	270,754	463,864	270,755
Ultra Consumer Goods	346,778	171,751	522,708	29,934	119,734	37,417	50,577	149,668	255,566	149,668
Ultra Consumer Services	919,774	456,786	1,382,828	79,705	318,820	99,631	132,014	398,525	689,504	398,526
Ultra Financials	37,905,607	18,725,786	57,274,176	3,259,986	13,039,945	4,074,983	5,610,795	16,299,931	27,485,466	16,299,933
Ultra Health Care	660,537	329,793	988,045	57,678	230,713	72,098	91,801	288,391	511,587	288,390
Ultra Industrials	950,438	474,013	1,423,184	82,862	331,448	103,577	132,986	414,309	731,225	414,310
Ultra Oil & Gas	14,821,387	7,395,738	22,182,446	1,293,132	5,172,530	1,616,416	2,067,217	6,465,662	11,438,997	6,465,661
Ultra Real Estate	14,757,098	7,356,550	22,106,664	1,285,746	5,142,985	1,607,183	2,070,447	6,428,731	11,322,739	6,428,732
Ultra KBW Regional Banking	135,604	66,987	204,903	11,662	46,646	14,577	20,078	58,308	98,297	58,306
Ultra Semiconductors	2,009,834	998,816	3,019,730	174,335	697,341	217,919	287,311	871,676	1,512,987	871,678
Ultra Technology	5,488,390	2,742,327	8,203,654	479,767	1,919,069	599,709	759,197	2,398,836	4,270,291	2,398,836
Ultra Telecommunications	211,892	105,057	319,069	18,318	73,273	22,898	30,712	91,592	157,207	91,592
Ultra Utilities	743,912	370,341	1,115,861	64,689	258,755	80,861	105,240	323,443	566,044	323,442
Ultra MSCI EAFE	657,548	327,261	986,564	57,157	228,628	71,446	93,170	285,785	499,520	285,787
Ultra MSCI Emerging Markets	3,041,849	1,511,405	4,571,130	263,782	1,055,128	329,727	435,330	1,318,910	2,287,201	1,318,910
Ultra MSCI Europe	218,564	108,613	328,403	18,957	75,829	23,697	31,253	94,786	164,485	94,787
Ultra MSCI Pacific ex-Japan	316,776	157,583	475,499	27,517	110,067	34,396	45,015	137,582	239,934	137,585
Ultra MSCI Brazil	2,163,785	1,071,945	3,260,753	186,844	747,376	233,555	315,116	934,222	1,597,200	934,224
Ultra FTSE China 25	4,153,674	2,063,695	6,242,334	360,161	1,440,644	450,201	594,693	1,800,805	3,121,852	1,800,804
Ultra MSCI Japan	3,647,831	1,814,127	5,477,087	316,738	1,266,953	395,923	519,261	1,583,691	2,758,107	1,583,691
Ultra MSCI Mexico Investable Market	123,197	61,143	185,335	10,666	42,663	13,332	17,751	53,329	91,978	53,331
Ultra 7-10 Year Treasury	1,174,080	586,478	1,755,398	102,591	410,366	128,239	162,687	512,957	911,979	512,957
Ultra 20+ Year Treasury	3,075,399	1,536,738	4,596,640	268,857	1,075,429	336,071	425,266	1,344,286	2,393,646	1,344,286
Ultra High Yield	291,186	144,937	436,840	25,315	101,260	31,644	41,233	126,575	221,347	126,573
Ultra Investment Grade Corporate	238,872	119,116	357,730	20,821	83,285	26,027	33,451	104,106	183,622	104,107
Short QQQ®	33,797,081	16,868,996	50,569,331	2,949,858	11,799,434	3,687,323	4,706,035	14,749,292	26,126,988	14,749,294
Short Dow30SM	32,656,420	16,307,814	48,839,164	2,852,338	11,409,351	3,565,422	4,533,217	14,261,689	25,321,620	14,261,691
Short S&P500®	310,115,142	154,811,596	463,941,672	27,073,581	108,294,325	33,841,977	43,138,512	135,367,906	239,971,440	135,367,906
Short MidCap400	5,781,459	2,884,559	8,653,794	504,335	2,017,340	630,419	806,948	2,521,675	4,458,915	2,521,676
Short SmallCap600	4,213,357	2,102,158	6,306,700	367,539	1,470,154	459,423	588,121	1,837,693	3,249,301	1,837,693
Short Russell2000	67,513,084	33,713,951	100,970,117	5,896,747	23,586,989	7,370,934	9,372,592	29,483,736	52,345,310	29,483,736
UltraShort QQQ®	77,023,730	38,333,857	115,565,968	6,695,074	26,780,298	8,368,843	10,914,981	33,475,372	58,505,967	33,475,373
UltraShort Dow30SM	44,187,487	21,997,162	66,282,731	3,842,260	15,369,039	4,802,825	6,252,276	19,211,298	33,616,020	19,211,296
UltraShort S&P500®	249,432,737	124,262,703	373,894,440	21,711,948	86,847,792	27,139,935	35,136,253	108,559,740	190,616,208	108,559,740
UltraShort Russell3000	287,500	142,905	431,885	24,945	99,779	31,181	41,052	124,724	216,682	124,726
UltraShort MidCap400	5,937,379	2,959,055	8,896,660	517,112	2,068,448	646,390	834,370	2,585,560	4,548,250	2,585,558
UltraShort SmallCap600	2,786,698	1,387,683	4,178,920	242,420	969,679	303,025	393,572	1,212,098	2,123,991	1,212,098
UltraShort Russell2000	48,794,578	24,315,864	73,120,999	4,249,169	16,996,677	5,311,462	6,860,867	21,245,847	37,357,404	21,245,846
UltraPro Short QQQ®	14,408,259	7,165,615	21,633,067	1,251,094	5,004,376	1,563,867	2,050,735	6,255,470	10,895,376	6,255,468
UltraPro Short Dow30SM	7,923,543	3,934,367	11,914,581	686,459	2,745,835	858,073	1,138,442	3,432,294	5,933,348	3,432,294

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 285

Fund Name	BNP Paribas Securities Corp., 0.10%, dated 11/30/11, due 12/01/11 (1)	Credit Suisse (USA) LLC, 0.10%, dated 11/30/11, due 12/01/11 (2)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/11, due 12/01/11 (3)	ING Financial Markets LLC, 0.10%, dated 11/30/11, due 12/01/11 (4)	ING Financial Markets LLC, 0.11%, dated 11/30/11, due 12/01/11 (5)	JPMorgan Securities, Inc., 0.05%, dated 11/30/11, due 12/01/11 (6)	JPMorgan Securities, Inc., 0.07%, dated 11/30/11, due 12/01/11 (7)	JPMorgan Securities, Inc., 0.08%, dated 11/30/11, due 12/01/11 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11 (9)	UBS Securities LLC, 0.09%, dated 11/30/11, due 12/01/11 (10)
UltraPro Short S&P500®	$59,592,641	$29,589,879	$89,610,028	$5,162,746	$20,650,982	$6,453,432	$8,562,745	$25,813,728	$44,621,358	$25,813,728
UltraPro Short MidCap400	2,387,452	1,187,831	3,583,207	207,428	829,713	259,285	338,973	1,037,141	1,809,925	1,037,141
UltraPro Short Russell2000	10,610,610	5,269,730	15,951,878	919,535	3,678,138	1,149,418	1,522,589	4,597,673	7,956,021	4,597,672
UltraShort Russell1000 Value	309,933	154,251	465,021	26,940	107,761	33,675	43,920	134,701	235,424	134,698
UltraShort Russell1000 Growth	791,294	393,919	1,186,962	68,806	275,225	86,008	111,960	344,032	602,002	344,031
UltraShort Russell MidCap Value	273,551	136,044	410,719	23,753	95,012	29,691	38,935	118,765	206,856	118,764
UltraShort Russell MidCap Growth	325,770	161,573	490,392	28,177	112,707	35,221	47,125	140,884	242,204	140,884
UltraShort Russell2000 Value	910,395	453,033	1,366,126	79,118	316,474	98,898	129,116	395,592	690,952	395,590
UltraShort Russell2000 Growth	2,912,189	1,448,783	4,371,102	252,989	1,011,955	316,236	413,681	1,264,944	2,206,604	1,264,943
Short Basic Materials	1,558,457	777,851	2,331,907	136,021	544,082	170,026	217,032	680,103	1,204,627	680,102
Short Financials	15,055,007	7,511,093	22,535,597	1,313,211	5,252,842	1,641,513	2,101,893	6,566,053	11,607,876	6,566,051
Short Oil & Gas	950,770	474,155	1,423,751	82,885	331,539	103,606	133,074	414,424	731,252	414,424
Short Real Estate	5,727,254	2,855,052	8,579,738	498,991	1,995,964	623,739	803,607	2,494,955	4,394,028	2,494,955
Short KBW Regional Banking	1,497,309	746,580	2,242,569	130,496	521,984	163,120	209,804	652,480	1,150,326	652,479
UltraShort Basic Materials	9,269,503	4,608,101	13,922,939	804,419	3,217,676	1,005,524	1,322,545	4,022,095	6,991,953	4,022,094
UltraShort Nasdaq Biotechnology	282,132	140,034	424,402	24,429	97,714	30,536	40,633	122,143	210,740	122,141
UltraShort Consumer Goods	746,541	371,816	1,119,328	64,959	259,835	81,198	105,327	324,794	569,600	324,794
UltraShort Consumer Services	1,739,431	867,171	2,605,591	151,564	606,256	189,455	243,963	757,820	1,335,072	757,818
UltraShort Financials	44,165,086	21,964,302	66,311,540	3,834,885	15,339,540	4,793,606	6,286,354	19,174,424	33,395,467	19,174,425
UltraShort Health Care	474,883	236,456	712,191	41,306	165,223	51,632	67,104	206,529	361,760	206,528
UltraShort Industrials	1,136,896	565,223	1,707,511	98,672	394,688	123,340	162,135	493,360	857,963	493,359
UltraShort Oil & Gas	11,760,713	5,855,459	17,639,147	1,022,838	4,091,352	1,278,547	1,662,688	5,114,189	8,954,638	5,114,189
UltraShort Real Estate	18,206,489	9,068,938	27,294,575	1,584,491	6,337,964	1,980,614	2,566,697	7,922,455	13,902,194	7,922,456
UltraShort Semiconductors	2,533,609	1,261,746	3,799,121	220,426	881,705	275,533	357,668	1,102,131	1,931,961	1,102,131
UltraShort Technology	1,840,574	916,059	2,761,513	159,993	639,973	199,992	260,782	799,966	1,398,313	799,968
UltraShort Telecommunications	411,742	204,576	618,761	35,704	142,815	44,630	58,936	178,519	309,536	178,519
UltraShort Utilities	474,044	235,755	711,744	41,162	164,649	51,453	67,470	205,811	358,473	205,811
Short MSCI EAFE	35,305,386	17,616,929	52,840,241	3,080,280	12,321,121	3,850,350	4,924,466	15,401,401	27,247,046	15,401,401
Short MSCI Emerging Markets	29,853,451	14,887,226	44,707,152	2,602,302	10,409,209	3,252,878	4,179,904	13,011,511	22,952,704	13,011,508
Short FTSE China 25	1,481,447	738,374	2,219,666	129,039	516,157	161,299	208,091	645,197	1,135,357	645,197
UltraShort MSCI EAFE	4,779,394	2,380,561	7,165,484	415,913	1,663,652	519,891	674,007	2,079,565	3,648,255	2,079,566
UltraShort MSCI Emerging Markets	15,673,599	7,795,566	23,530,983	1,361,132	5,444,526	1,701,415	2,229,692	6,805,658	11,858,439	6,805,657
UltraShort MSCI Europe	18,070,508	9,001,974	27,088,501	1,572,849	6,291,398	1,966,062	2,546,205	7,864,247	13,805,585	7,864,247
UltraShort MSCI Pacific ex-Japan	392,772	195,434	589,442	34,129	136,518	42,662	55,736	170,647	297,924	170,647
UltraShort MSCI Brazil	2,578,958	1,283,147	3,870,525	224,076	896,303	280,095	366,101	1,120,379	1,955,445	1,120,379
UltraShort FTSE China 25	26,862,665	13,357,419	40,338,606	2,332,005	9,328,020	2,915,006	3,826,992	11,660,024	20,293,521	11,660,025
UltraShort MSCI Japan	2,163,638	1,077,964	3,243,017	188,355	753,418	235,443	304,642	941,773	1,654,203	941,775
UltraShort MSCI Mexico Investable Market	477,920	237,539	717,979	41,463	165,851	51,828	68,269	207,314	360,053	207,312
Short 7-10 Year Treasury	2,523,137	1,260,455	3,772,132	220,496	881,985	275,620	349,455	1,102,481	1,960,770	1,102,484
Short 20+ Year Treasury	111,323,842	55,546,764	166,621,065	9,712,047	38,848,188	12,140,059	15,531,768	48,560,235	85,892,157	48,560,233
Short High Yield	6,272,867	3,131,042	9,385,597	547,528	2,190,111	684,410	873,300	2,737,640	4,850,130	2,737,640

286 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund Name	BNP Paribas Securities Corp., 0.10%, dated 11/30/11, due 12/01/11 (1)	Credit Suisse (USA) LLC, 0.10%, dated 11/30/11, due 12/01/11 (2)	Credit Suisse (USA) LLC, 0.11%, dated 11/30/11, due 12/01/11 (3)	ING Financial Markets LLC, 0.10%, dated 11/30/11, due 12/01/11 (4)	ING Financial Markets LLC, 0.11%, dated 11/30/11, due 12/01/11 (5)	JPMorgan Securities, Inc., 0.05%, dated 11/30/11, due 12/01/11 (6)	JPMorgan Securities, Inc., 0.07%, dated 11/30/11, due 12/01/11 (7)	JPMorgan Securities, Inc., 0.08%, dated 11/30/11, due 12/01/11 (8)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09%, dated 11/30/11, due 12/01/11 (9)	UBS Securities LLC, 0.09%, dated 11/30/11, due 12/01/11 (10)
Short Investment Grade Corporate	$181,213	$90,373	$271,357	$15,797	$63,191	$19,747	$25,362	$78,989	$139,386	$78,991
UltraShort 3-7 Year Treasury	610,034	304,874	911,647	53,341	213,369	66,678	84,274	266,712	475,254	266,712
UltraShort 7-10 Year Treasury	54,128,886	27,030,367	80,952,993	4,727,759	18,911,034	5,909,698	7,514,391	23,638,793	41,968,729	23,638,792
UltraShort 20+ Year Treasury	616,266,604	305,960,900	926,793,897	53,380,227	213,520,909	66,725,284	88,614,475	266,901,136	461,092,012	266,901,136
UltraShort TIPS	178,740	89,334	267,098	15,631	62,522	19,538	24,683	78,153	139,299	78,153
Credit Suisse 130/30	429,102	214,448	641,267	37,521	150,083	46,901	59,283	187,603	334,270	187,602
Hedge Replication ETF	418,250	208,662	626,090	36,481	145,925	45,601	58,405	182,406	322,419	182,405
RAFI® Long/Short	214,536	107,259	320,489	18,770	75,078	23,462	29,566	93,848	167,522	93,852
	2,300,000,000	1,145,000,001	3,450,000,000	200,000,000	800,000,000	250,000,000	325,390,159	1,000,000,000	1,750,000,001	1,000,000,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2011 as follows:

(1)  U.S. Treasury Bill, 0%, due 11/15/12; U.S. Treasury Notes, 0.25% to 4.50%, due 01/15/13 to 05/15/17, which had an aggregate value of $2,346,000,027.

(2)  U.S. Treasury Bonds, 1.75% to 3.88%, due 01/15/25 to 02/15/41, which had an aggregate value of $1,167,900,447.

(3)  Federal Farm Credit Bank, 0% to 0.50%, due 12/28/11 to 09/16/14; Federal Home Loan Bank, 0.20% to 6.13%, due 12/14/12 to 06/11/21; Federal Home Loan Mortgage Corp., 0.28% to 6.75%, due 12/15/11 to 07/15/32; Federal National Mortgage Association, 0% to 7.25%, due 01/12/12 to 08/06/38; Government National Mortgage Association, 1.25% to 9.00%, due 03/20/12 to 10/20/41, which had an aggregate value of $3,519,004,291.

(4)  U.S. Treasury Bills, 0%, due 05/03/12 to 11/15/12; U.S. Treasury Note, 0.88%, due 11/30/16, which had an aggregate value of $204,004,938.

(5)  Federal Farm Credit Bank, 0% to 2.36%, due 12/28/11 to 08/28/18; Federal Home Loan Bank, 0% to 8.75%, due 12/06/11 to 11/17/31; Federal Home Loan Mortgage Corp., 0% to 4.50%, due 01/06/12 to 05/27/16; Federal National Mortgage Association, 0% to 6.32%, due 12/01/11 to 06/15/27; U.S. Treasury Note, 3.13%, due 05/15/21, which had an aggregate value of $816,000,055.

(6)  Federal Home Loan Bank, 0.25% to 5.38%, due 07/18/12 to 12/09/22; Federal Home Loan Mortgage Corp., 0.75% to 4.63%, due 09/21/12 to 11/25/14; Federal National Mortgage Association, 0.50% to 8.20%, due 06/22/12 to 08/06/38, which had an aggregate value of $255,004,428.

(7)  U.S. Treasury Bonds, 0%, due 08/15/12 to 11/15/40; U.S. Treasury Notes, 0%, due 06/30/13 to 12/31/16, which had an aggregate value of $331,898,792.

(8)  Federal Farm Credit Bank, 0% to 6.90%, due 12/07/11 to 09/14/20; Federal Home Loan Bank, 0% to 7.45%, due 12/09/11 to 09/09/24; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 12/05/11 to 09/15/29; Federal National Mortgage Association, 0% to 5.63%, due 04/04/12 to 07/15/37, which had an aggregate value of $1,020,004,058.

(9)  U.S. Treasury Bonds, 0% to 4.25%, due 02/15/21 to 02/15/41; U.S. Treasury Notes, 0.13% to 2.00%, due 01/15/14 to 01/15/18 , which had an aggregate value of $1,785,000,029.

(10)  U.S. Treasury Bonds, 0% to 11.25%, due 11/15/13 to 08/15/41; U.S. Treasury Notes, 0.50% to 4.88%, due 11/15/13 to 11/15/20, which had an aggregate value of $1,020,000,105.

Real Estate Investment Trusts ("REITs")

The Funds may own shares of REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Accounting for Derivatives Instruments

In seeking to achieve each Fund's investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate the inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund's investment objective.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Advisor, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period. Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

The Funds may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. Cash-settled futures contracts obligate the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 287

contract. The Funds generally choose to engage in closing or offsetting transactions before final settlement.

Upon entering into a contract, each Fund is required to deposit and maintain as collateral, at least such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated as cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Each Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts in which the Funds invest involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The notional amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. Additional risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

Swap agreements are two-party contracts entered into primarily with institutional investors for periods ranging from one day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rate of return) earned or realized on particular predetermined investments or instruments.

The Funds may enter into swap agreements for purposes of gaining exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to create an economic hedge against a position. Most swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, each Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). When investing in index swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in the index, which is intended to have aggregate characteristics similar to those of the index, or to a component of the index. On a "long" swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets, plus an amount equal to any dividends or interest that would have been received on those assets. Each Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to each Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by each Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Pursuant to valuation procedures approved by the Board, the net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Funds' custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by each Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements in which the Funds invest involve, to varying degrees, elements of market risk (generally, equity price risk related to equity index swap agreements, and interest rate risk related to bond swap agreements) and exposure to loss in excess of the unrealized gain/loss reflected.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of each Fund. Additional risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. Each Fund bears counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A Fund will enter into swap agreements only with major global financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The Advisor may use various techniques to minimize counterparty risk including early termination and payment, using different counterparties, limiting the net amount due from any individual counterparty and by requiring that counterparties post collateral for the benefit of each Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk. As of November 30, 2011, the collateral posted by counterparties consisted of U.S. treasury securities.

The Funds, as applicable, collateralize swap agreements by segregating or designating cash and certain securities as indicated on their Schedule of Portfolio Investments. Certain collateral is held for the benefit

288 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the Fund. In the event of a default by the counterparty, the Fund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its rights with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganizational proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

All of the outstanding swap agreements held by the Funds on November 30, 2011 contractually terminate within twenty five months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to pay or receive the "unrealized appreciation or depreciation" amount existing at the date of termination.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2011

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra QQQ®	$34,249,964		Ultra QQQ®	$12,913,503
		Ultra Dow30SM	7,768,668		Ultra Dow30SM	472,068
		Ultra S&P500®	24,941,421		Ultra S&P500®	12,752,212
		Ultra Russell3000	1,021,926		Ultra Russell3000	95,315
		Ultra MidCap400	1,816,390		Ultra MidCap400	5,666,540
		Ultra SmallCap600	7,728		Ultra SmallCap600	411,261
		Ultra Russell2000	10,300,067		Ultra Russell2000	4,381,941
		UltraPro QQQ®	10,635,975		UltraPro QQQ®	7,041,524
		UltraPro Dow30SM	5,899,625		UltraPro Dow30SM	490,120
		UltraPro S&P500®	25,126,180		UltraPro S&P500®	5,693,757
		UltraPro MidCap400	3,643,987		UltraPro MidCap400	2,026,123
		UltraPro Russell2000	2,212,540		UltraPro Russell2000	3,602,767
		Ultra Russell1000 Value	514,977		Ultra Russell1000 Value	61,415
		Ultra Russell1000 Growth	1,464,935		Ultra Russell1000 Growth	165,444
		Ultra Russell MidCap Value	—		Ultra Russell MidCap Value	186,746
		Ultra Russell MidCap Growth	563,670		Ultra Russell MidCap Growth	384,863
		Ultra Russell2000 Value	539,627		Ultra Russell2000 Value	188,341
		Ultra Russell2000 Growth	2,247,914		Ultra Russell2000 Growth	317,704
		Ultra Basic Materials	14,941,658		Ultra Basic Materials	11,243,583
		Ultra Nasdaq Biotechnology	812,281		Ultra Nasdaq Biotechnology	516,991
		Ultra Consumer Goods	1,930,107		Ultra Consumer Goods	17,256
		Ultra Consumer Services	1,174,733		Ultra Consumer Services	616,054
		Ultra Financials	—		Ultra Financials	124,228,914
		Ultra Health Care	2,707,732		Ultra Health Care	63,553
		Ultra Industrials	3,250,551		Ultra Industrials	202,317
		Ultra Oil & Gas	10,067,866		Ultra Oil & Gas	5,499,507
		Ultra Real Estate	22,180,421		Ultra Real Estate	14,728,666
		Ultra KBW Regional Banking	231,607		Ultra KBW Regional Banking	98,733
		Ultra Semiconductors	4,398,415		Ultra Semiconductors	1,078,956
November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 289

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Ultra Technology	$2,446,615		Ultra Technology	$4,238,302
		Ultra Telecommunications	132,209		Ultra Telecommunications	67,914
		Ultra Utilities	101,304		Ultra Utilities	—
		Ultra MSCI EAFE	894,845		Ultra MSCI EAFE	3,078
		Ultra MSCI Emerging Markets	929,196		Ultra MSCI Emerging Markets	2,534,597
		Ultra MSCI Europe	437,712		Ultra MSCI Europe	38,102
		Ultra MSCI Pacific ex-Japan	341,419		Ultra MSCI Pacific ex-Japan	10,355
		Ultra MSCI Brazil	711,156		Ultra MSCI Brazil	5,908,363
		Ultra FTSE China 25	400,512		Ultra FTSE China 25	9,077,696
		Ultra MSCI Japan	189,617		Ultra MSCI Japan	3,356,916
		Ultra MSCI Mexico Investable Market	556,717		Ultra MSCI Mexico Investable Market	—
		Ultra 7-10 Year Treasury	12,118,162		Ultra 7-10 Year Treasury	846
		Ultra 20+ Year Treasury	4,641,745		Ultra 20+ Year Treasury	19,080
		Ultra High Yield	—		Ultra High Yield	323,047
		Ultra Investment Grade Corporate	349,772		Ultra Investment Grade Corporate	7,307
		Short QQQ®	2,462,710		Short QQQ®	10,308,373
		Short Dow30SM	294,486		Short Dow30SM	5,595,772
		Short S&P500®	35,058,037		Short S&P500®	99,504,659
		Short MidCap400	278,087		Short MidCap400	2,739,542
		Short SmallCap600	—		Short SmallCap600	683,246
		Short Russell2000	6,659,116		Short Russell2000	8,744,987
		UltraShort QQQ®	13,625,295		UltraShort QQQ®	10,706,259
		UltraShort Dow30SM	193,762		UltraShort Dow30SM	28,915,172
		UltraShort S&P500®	5,709,544		UltraShort S&P500®	175,401,267
		UltraShort Russell3000	63,832		UltraShort Russell3000	255,202
		UltraShort MidCap400	344,370		UltraShort MidCap400	4,972,503
		UltraShort SmallCap600	53,844		UltraShort SmallCap600	2,345,401
		UltraShort Russell2000	1,556,155		UltraShort Russell2000	33,685,170
		UltraPro Short QQQ®	—		UltraPro Short QQQ®	24,540,277
		UltraPro Short Dow30SM	—		UltraPro Short Dow30SM	11,859,745
		UltraPro Short S&P500®	11,812,535		UltraPro Short S&P500®	66,155,613
		UltraPro Short MidCap400	176,019		UltraPro Short MidCap400	3,025,262
		UltraPro Short Russell2000	121,420		UltraPro Short Russell2000	19,694,429
		UltraShort Russell1000 Value	174		UltraShort Russell1000 Value	149,558
		UltraShort Russell1000 Growth	37,451		UltraShort Russell1000 Growth	502,442
		UltraShort Russell MidCap Value	36,605		UltraShort Russell MidCap Value	263,741

290 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		UltraShort Russell MidCap Growth	$226,529		UltraShort Russell MidCap Growth	$196,875
		UltraShort Russell2000 Value	153,589		UltraShort Russell2000 Value	1,070,252
		UltraShort Russell2000 Growth	49,407		UltraShort Russell2000 Growth	4,557,749
		Short Basic Materials	203,846		Short Basic Materials	531,385
		Short Financials	4,329,178		Short Financials	1,046,930
		Short Oil & Gas	167,485		Short Oil & Gas	64,796
		Short Real Estate	1,523,596		Short Real Estate	160,252
		Short KBW Regional Banking	—		Short KBW Regional Banking	349,454
		UltraShort Basic Materials	656,536		UltraShort Basic Materials	11,168,450
		UltraShort Nasdaq Biotechnology	—		UltraShort Nasdaq Biotechnology	465,389
		UltraShort Consumer Goods	—		UltraShort Consumer Goods	844,472
		UltraShort Consumer Services	8,362		UltraShort Consumer Services	730,732
		UltraShort Financials	8,433,409		UltraShort Financials	41,150,522
		UltraShort Health Care	—		UltraShort Health Care	321,642
		UltraShort Industrials	—		UltraShort Industrials	1,527,326
		UltraShort Oil & Gas	2,042,327		UltraShort Oil & Gas	16,770,444
		UltraShort Real Estate	2,966,008		UltraShort Real Estate	11,964,708
		UltraShort Semiconductors	896,410		UltraShort Semiconductors	1,720,014
		UltraShort Technology	452,402		UltraShort Technology	1,331,390
		UltraShort Telecommunications	33,374		UltraShort Telecommunications	560,052
		UltraShort Utilities	—		UltraShort Utilities	268,188
		Short MSCI EAFE	910,669		Short MSCI EAFE	29,776,543
		Short MSCI Emerging Markets	13,401,523		Short MSCI Emerging Markets	32,480,287
		Short FTSE China 25	737,126		Short FTSE China 25	1,585,823
		UltraShort MSCI EAFE	1,078,679		UltraShort MSCI EAFE	5,347,324
		UltraShort MSCI Emerging Markets	—		UltraShort MSCI Emerging Markets	39,997,320
		UltraShort MSCI Europe	—		UltraShort MSCI Europe	32,387,600
		UltraShort MSCI Pacific ex-Japan	—		UltraShort MSCI Pacific ex-Japan	581,113
		UltraShort MSCI Brazil	—		UltraShort MSCI Brazil	2,992,579
		UltraShort FTSE China 25	—		UltraShort FTSE China 25	70,055,554
		UltraShort MSCI Japan	461,125		UltraShort MSCI Japan	323,332
		UltraShort MSCI Mexico Investable Market	—		UltraShort MSCI Mexico Investable Market	1,215,608
		Short 7-10 Year Treasury	42,832		Short 7-10 Year Treasury	1,009,955
		Short 20+ Year Treasury	3,094,948		Short 20+ Year Treasury	87,555,908

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 291

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond Index Futures contracts/Swap agreements	Receivable for variation margin on futures contracts, Unrealized appreciation on swap agreements			Payable for variation margin on futures contracts, Unrealized depreciation on swap agreements
		Short High Yield	—		Short High Yield	$2,575,395
		Short Investment Grade Corporate	$2,793		Short Investment Grade Corporate	112,720
		UltraShort 3-7 Year Treasury	—		UltraShort 3-7 Year Treasury	292,519
		UltraShort 7-10 Year Treasury	695,993		UltraShort 7-10 Year Treasury	22,808,156
		UltraShort 20+ Year Treasury	3,977,504		UltraShort 20+ Year Treasury	2,158,767,718
		UltraShort TIPS	—		UltraShort TIPS	458,190
		Credit Suisse 130/30	1,910,868		Credit Suisse 130/30	2,111,590
		Hedge Replication ETF	21,336		Hedge Replication ETF	197,252
		RAFI® Long/Short	1,800,920		RAFI® Long/Short	1,931,741

*  Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations for the six months ended November 30, 2011

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra QQQ®	$99,876,016	$(139,236,780)
		Ultra Dow30SM	30,897,374	(50,751,144)
		Ultra S&P500®	101,619,708	(298,812,883)
		Ultra Russell3000	(405,985)	(260,062)
		Ultra MidCap400	(5,880,759)	(27,660,017)
		Ultra SmallCap600	3,402,091	(12,790,623)
		Ultra Russell2000	888,216	(58,746,174)
		UltraPro QQQ®	19,961,294	(20,824,943)
		UltraPro Dow30SM	(3,074,690)	875,776
		UltraPro S&P500®	(3,241,533)	(40,814,498)
		UltraPro MidCap400	(382,920)	(13,486,698)
		UltraPro Russell2000	(7,850,369)	(15,005,407)
		Ultra Russell1000 Value	(557,510)	(1,276,616)
		Ultra Russell1000 Growth	464,434	(2,391,745)
		Ultra Russell MidCap Value	1,332,689	(3,272,903)
		Ultra Russell MidCap Growth	(1,599,848)	(4,165,635)
		Ultra Russell2000 Value	(444,462)	(3,968,226)
		Ultra Russell2000 Growth	(1,892,807)	(3,881,333)

292 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	Ultra Basic Materials	$(53,471,412)	$(35,587,123)
		Ultra Nasdaq Biotechnology	(4,273,052)	(1,319,359)
		Ultra Consumer Goods	(815,514)	(274,924)
		Ultra Consumer Services	(604,528)	(546,745)
		Ultra Financials	(47,501,123)	(253,038,132)
		Ultra Health Care	(391,003)	(5,527,195)
		Ultra Industrials	(6,510,625)	(1,166,931)
		Ultra Oil & Gas	79,428,749	(123,119,930)
		Ultra Real Estate	21,520,055	(122,543,292)
		Ultra KBW Regional Banking	(648,726)	(57,356)
		Ultra Semiconductors	674,845	(10,325,435)
		Ultra Technology	12,704,024	(23,787,816)
		Ultra Telecommunications	71,368	(1,663,029)
		Ultra Utilities	3,406,841	(2,735,265)
		Ultra MSCI EAFE	(1,709,796)	(1,533,750)
		Ultra MSCI Emerging Markets	(4,264,276)	(8,144,835)
		Ultra MSCI Europe	(980,347)	(711,802)
		Ultra MSCI Pacific ex-Japan	(91,197)	(993,240)
		Ultra MSCI Brazil	(782,889)	(7,161,194)
		Ultra FTSE China 25	2,520,018	(18,280,274)
		Ultra MSCI Japan	3,207,069	(8,362,233)
		Ultra MSCI Mexico Investable Market	(513,291)	(40,060)
		Ultra 7-10 Year Treasury	(1,860,969)	11,637,613
		Ultra 20+ Year Treasury	1,167,712	2,724,012
		Ultra High Yield	—	(397,323)
		Ultra Investment Grade Corporate	—	102,492
		Short QQQ®	(34,069,304)	15,910,153
		Short Dow30SM	(20,168,622)	13,783,374
		Short S&P500®	(194,080,994)	83,865,876
		Short MidCap400	(6,465,776)	2,303,495
		Short SmallCap600	544,200	3,685,504
		Short Russell2000	(49,926,925)	30,739,285
		UltraShort QQQ®	(112,194,313)	90,916,943
		UltraShort Dow30SM	(18,204,649)	11,798,250
		UltraShort S&P500®	(205,728,792)	156,650,328
		UltraShort Russell3000	(363,761)	153,671
		UltraShort MidCap400	(6,511,262)	1,674,164
		UltraShort SmallCap600	(2,030,885)	1,746,246
		UltraShort Russell2000	(27,093,341)	46,055,047
		UltraPro Short QQQ®	(19,067,966)	6,855,776
		UltraPro Short Dow30SM	(2,313,214)	(5,271,104)
		UltraPro Short S&P500®	(88,864,197)	24,085,980
		UltraPro Short MidCap400	245,811	(1,556,036)

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 293

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraPro Short Russell2000	$(143,984)	$(5,599,434)
		UltraShort Russell1000 Value	(625)	74,955
		UltraShort Russell1000 Growth	(1,077,680)	593,576
		UltraShort Russell MidCap Value	(243,356)	349,568
		UltraShort Russell MidCap Growth	(312,227)	387,009
		UltraShort Russell2000 Value	269,649	(280,048)
		UltraShort Russell2000 Growth	(1,415,987)	(1,320,461)
		Short Basic Materials	(934,675)	159,166
		Short Financials	(1,505,959)	5,834,217
		Short Oil & Gas	404,382	476,344
		Short Real Estate	(3,020,319)	1,871,349
		Short KBW Regional Banking	(6,001,897)	1,029,231
		UltraShort Basic Materials	27,118,126	(6,737,279)
		UltraShort Nasdaq Biotechnology	(482,118)	103,957
		UltraShort Consumer Goods	(449,178)	531,055
		UltraShort Consumer Services	(6,633,503)	5,927,637
		UltraShort Financials	68,836,752	(44,440,986)
		UltraShort Health Care	176,514	(92,005)
		UltraShort Industrials	569,045	(320,411)
		UltraShort Oil & Gas	722,964	(5,565,387)
		UltraShort Real Estate	2,183,219	7,829,239
		UltraShort Semiconductors	(3,100,659)	2,185,324
		UltraShort Technology	(1,828,190)	1,139,292
		UltraShort Telecommunications	244,946	322,803
		UltraShort Utilities	(805,607)	346,035
		Short MSCI EAFE	4,795,618	(8,304,018)
		Short MSCI Emerging Markets	9,590,755	(1,091,483)
		Short FTSE China 25	437,913	(440,794)
		UltraShort MSCI EAFE	4,918,247	(3,863,479)
		UltraShort MSCI Emerging Markets	17,354,261	(2,484,501)
		UltraShort MSCI Europe	(4,227,356)	(1,606,751)
		UltraShort MSCI Pacific ex-Japan	780,990	(465,418)
		UltraShort MSCI Brazil	4,873,963	(1,860,769)
		UltraShort FTSE China 25	61,039,929	(22,852,913)
		UltraShort MSCI Japan	73,546	246
		UltraShort MSCI Mexico Investable Market	208,225	(193,024)
		Short 7-10 Year Treasury	(597,254)	(465,568)
		Short 20+ Year Treasury	(197,900,830)	(46,358,160)
		Short High Yield	—	(2,439,573)
		Short Investment Grade Corporate	(106,179)	28,672
		UltraShort 3-7 Year Treasury	(341,734)	(64,057)
		UltraShort 7-10 Year Treasury	(68,137,770)	(19,802,869)
		UltraShort 20+ Year Treasury	(1,007,832,092)	(1,560,798,958)

294 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Net realized gain (loss) on
	Futures contracts and Swap
	agreements, Change in net
Equity and Bond	unrealized appreciation
Index Futures	(depreciation) on
contracts/Swap	Futures contracts and Swap
agreements	agreements	UltraShort TIPS	$(559,253)	$15,053
		Credit Suisse 130/30	(156,901)	489,662
		Hedge Replication ETF	32,941	(137,553)
		RAFI® Long/Short	(852,350)	699,622

Expense Allocations with Affiliated Entities

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2011, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustments to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

The tax character of distributions paid for the tax years ended October 31, 2011 and October 31, 2010, were as follows:

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Ultra QQQ®	—	—	—	—	—	—	—	—
Ultra Dow30SM	$1,411,152	—	—	$1,411,152	$3,019,708	—	—	$3,019,708
Ultra S&P500®	8,787,109	—	—	8,787,109	14,065,200	—	—	14,065,200
Ultra Russell3000	—	—	—	—	30,062	—	—	30,062
Ultra MidCap400	—	—	—	—	112,878	—	—	112,878
Ultra SmallCap600	14,181	—	—	14,181	—	—	—	—
Ultra Russell2000	—	—	—	—	65,174	—	—	65,174
UltraPro QQQ®	—	—	—	—	—	—	—	—
UltraPro Dow30SM	138,486	—	—	138,486	40,021	—	—	40,021
UltraPro S&P500®	193,247	—	—	193,247	512,277	—	—	512,277

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 295

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraPro MidCap400	—	—	—	—	—	—	$19,450	$19,450
UltraPro Russell2000	—	—	—	—	—	—	—	—
Ultra Russell1000 Value	$52,754	—	—	$52,754	$146,013	—	—	146,013
Ultra Russell1000 Growth	10,412	—	—	10,412	146,575	—	—	146,575
Ultra Russell MidCap Value	—	—	—	—	104,900	—	—	104,900
Ultra Russell MidCap Growth	—	—	—	—	10,881	—	—	10,881
Ultra Russell2000 Value	39,950	—	—	39,950	84,281	—	—	84,281
Ultra Russell2000 Growth	—	—	—	—	—	—	—	—
Ultra Basic Materials	—	—	—	—	1,189,614	—	—	1,189,614
Ultra Nasdaq Biotechnology	—	—	—	—	2,984	—	5,799	8,783
Ultra Consumer Goods	6,101	—	—	6,101	397,598	—	—	397,598
Ultra Consumer Services	—	—	—	—	46,087	—	—	46,087
Ultra Financials	2,651,681	—	—	2,651,681	2,775,591	—	—	2,775,591
Ultra Health Care	306,351	—	—	306,351	649,233	—	—	649,233
Ultra Industrials	64,812	—	—	64,812	184,928	—	—	184,928
Ultra Oil & Gas	496,122	—	—	496,122	2,715,775	—	—	2,715,775
Ultra Real Estate	4,748,348	—	—	4,748,348	5,048,539	—	—	5,048,539
Ultra KBW Regional Banking	16,575	—	$1,175	17,750	15,846	—	4,598	20,444
Ultra Semiconductors	1,944	—	—	1,944	345,291	—	—	345,291
Ultra Technology	—	—	—	—	—	—	—	—
Ultra Telecommunications	28,199	—	—	28,199	227,427	—	—	227,427
Ultra Utilities	383,720	—	—	383,720	668,282	—	—	668,282
Ultra MSCI EAFE	—	—	—	—	19,906	—	—	19,906
Ultra MSCI Emerging Markets	—	—	—	—	54,008	—	—	54,008
Ultra MSCI Europe	—	—	—	—	—	—	—	—
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
Ultra MSCI Brazil	—	—	—	—	—	—	—	—
Ultra FTSE China 25	—	—	—	—	—	—	—	—
Ultra MSCI Japan	—	—	—	—	—	—	—	—
Ultra MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Ultra 7-10 Year Treasury	20,923	—	—	20,923	—	—	—	—
Ultra 20+ Year Treasury	213,197	—	—	213,197	19,989	—	—	19,989
Ultra High Yield	—	—	—	—	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—	—	—	—	—

296 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
Short QQQ®	—	—	—	—	—	—	—	—
Short Dow30SM	—	—	—	—	—	—	—	—
Short S&P500®	—	—	—	—	—	—	—	—
Short MidCap400	—	—	—	—	—	—	—	—
Short SmallCap600	—	—	—	—	—	—	—	—
Short Russell2000	—	—	—	—	—	—	—	—
UltraShort QQQ®	—	—	—	—	—	—	—	—
UltraShort Dow30SM	—	—	—	—	—	—	—	—
UltraShort S&P500®	—	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	—	—	—	—	—	—
UltraShort MidCap400	—	—	—	—	—	—	—	—
UltraShort SmallCap600	—	—	—	—	—	—	—	—
UltraShort Russell2000	—	—	—	—	—	—	—	—
UltraPro Short QQQ®	—	—	—	—	—	—	—	—
UltraPro Short Dow30SM	—	—	—	—	—	—	—	—
UltraPro Short S&P500®	—	—	—	—	—	—	—	—
UltraPro Short MidCap400	—	—	—	—	—	—	—	—
UltraPro Short Russell2000	—	—	—	—	—	—	—	—
UltraShort Russell1000 Value	—	—	—	—	—	—	—	—
UltraShort Russell1000 Growth	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Value	—	—	—	—	—	—	—	—
UltraShort Russell MidCap Growth	—	—	—	—	—	—	—	—
UltraShort Russell2000 Value	—	—	—	—	—	—	—	—
UltraShort Russell2000 Growth	—	—	—	—	—	—	—	—
Short Basic Materials	—	—	—	—	—	—	—	—
Short Financials	—	—	—	—	—	—	—	—
Short Oil & Gas	—	—	—	—	—	—	—	—
Short Real Estate	—	—	—	—	—	—	—	—
Short KBW Regional Banking	—	—	—	—	—	—	—	—
UltraShort Basic Materials	—	—	—	—	—	—	—	—
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	—	—
UltraShort Consumer Goods	—	—	—	—	—	—	—	—
UltraShort Consumer Services	—	—	—	—	—	—	—	—

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 297

	Year Ended October 31, 2011				Year Ended October 31, 2010
Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Tax return of capital	Total Distributions
UltraShort Financials	—	—	—	—	—	—	—	—
UltraShort Health Care	—	—	—	—	—	—	—	—
UltraShort Industrials	—	—	—	—	—	—	—	—
UltraShort Oil & Gas	—	—	—	—	—	—	—	—
UltraShort Real Estate	—	—	—	—	—	—	—	—
UltraShort Semiconductors	—	—	—	—	—	—	—	—
UltraShort Technology	—	—	—	—	—	—	—	—
UltraShort Telecommunications	—	—	—	—	$8,014	—	—	$8,014
UltraShort Utilities	—	—	—	—	32,214	—	—	32,214
Short MSCI EAFE	—	—	—	—	—	—	—	—
Short MSCI Emerging Markets	—	—	—	—	—	—	—	—
Short FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI EAFE	—	—	—	—	—	—	—	—
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	—	—
UltraShort MSCI Europe	—	—	—	—	—	—	—	—
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Brazil	—	—	—	—	—	—	—	—
UltraShort FTSE China 25	—	—	—	—	—	—	—	—
UltraShort MSCI Japan	—	—	—	—	—	—	—	—
UltraShort MSCI Mexico Investable Market	—	—	—	—	—	—	—	—
Short 7-10 Year Treasury	—	—	—	—	—	—	—	—
Short 20+ Year Treasury	—	—	—	—	—	—	—	—
Short High Yield	—	—	—	—	—	—	—	—
Short Investment Grade Corporate	—	—	—	—	—	—	—	—
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 7-10 Year Treasury	—	—	—	—	—	—	—	—
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	—	—	—	—
Credit Suisse 130/30	$876,172	—	—	$876,172	228,668	—	—	228,668
Hedge Replication ETF	—	—	—	—	—	—	—	—
RAFI® Long/Short	82,839	—	—	82,839	—	—	—	—

298 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

At October 31, 2011 (the Funds' tax year end) the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra QQQ®	—	—	$(615,976,095)	$59,589,079
Ultra Dow30SM	—	—	(297,691,745)	23,362,306
Ultra S&P500®	$311,671	—	(932,618,157)	12,003,232
Ultra Russell3000	—	—	—	2,202,897
Ultra MidCap400	—	—	(33,078,988)	5,073,689
Ultra SmallCap600	—	—	(10,885,184)	3,267,485
Ultra Russell2000	—	—	(160,267,705)	(188,146)
UltraPro QQQ®	—	—	—	43,817,161
UltraPro Dow30SM	—	—	(4,048,100)	12,020,834
UltraPro S&P500®	—	—	—	47,490,349
UltraPro MidCap400	—	—	(1,144,691)	8,549,734
UltraPro Russell2000	—	—	(964,796)	6,947,431
Ultra Russell1000 Value	—	—	(9,023,693)	548,660
Ultra Russell1000 Growth	—	—	(11,685,757)	3,347,689
Ultra Russell MidCap Value	—	—	(686,696)	39,244
Ultra Russell MidCap Growth	—	—	(9,112,682)	1,117,218
Ultra Russell2000 Value	—	—	(8,051,396)	(152,089)
Ultra Russell2000 Growth	—	—	(4,731,650)	3,182,666
Ultra Basic Materials	—	—	—	20,925,918
Ultra Nasdaq Biotechnology	—	—	(5,533,733)	(1,632,176)
Ultra Consumer Goods	—	—	—	2,181,571
Ultra Consumer Services	—	—	(522,035)	2,889,779
Ultra Financials	—	—	(2,432,751,348)	(136,673,013)
Ultra Health Care	—	—	(15,065,589)	5,189,987
Ultra Industrials	—	—	—	1,479,737
Ultra Oil & Gas	—	—	(7,272,181)	22,183,325
Ultra Real Estate	—	—	—	94,615,180
Ultra KBW Regional Banking	—	—	(2,841,764)	236,901
Ultra Semiconductors	—	—	(25,648,267)	7,568,878
Ultra Technology	—	—	—	5,448,241
Ultra Telecommunications	4,852	—	(26,534)	(41,503)
Ultra Utilities	—	—	(9,986,847)	1,663,413
Ultra MSCI EAFE	—	—	(1,229,791)	—
Ultra MSCI Emerging Markets	—	—	—	(38,921,636)
Ultra MSCI Europe	—	—	(440,370)	—
Ultra MSCI Pacific ex-Japan	—	—	(386,243)	—
Ultra MSCI Brazil	—	—	(1,170,972)	—
Ultra FTSE China 25	—	—	(173,812)	—
Ultra MSCI Japan	—	—	(2,361,641)	—
Ultra MSCI Mexico Investable Market	—	—	(403,517)	—
Ultra 7-10 Year Treasury	—	—	—	8,838,303
Ultra 20+ Year Treasury	—	—	—	4,451,803
Ultra High Yield	—	—	—	—
Ultra Investment Grade Corporate	—	—	—	—
Short QQQ®	—	—	(167,003,095)	266,360
Short Dow30SM	—	—	(137,988,027)	2,092,073
Short S&P500®	—	—	(971,348,369)	231,307

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 299

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short MidCap400	—	—	$(35,610,488)	$57,715
Short SmallCap600	—	—	(23,372,999)	—
Short Russell2000	—	—	(164,052,162)	2,949,298
UltraShort QQQ®	—	—	(1,234,874,458)	2,036,395
UltraShort Dow30SM	—	—	(615,599,494)	1,907,061
UltraShort S&P500®	—	—	(3,449,455,939)	550,904
UltraShort Russell3000	—	—	(3,021,965)	—
UltraShort MidCap400	—	—	(92,967,222)	31,176
UltraShort SmallCap600	—	—	(35,186,811)	—
UltraShort Russell2000	—	—	(678,790,509)	1,648,348
UltraPro Short QQQ®	—	—	(46,924,392)	79,119
UltraPro Short Dow30SM	—	—	(13,839,654)	(251,561)
UltraPro Short S&P500®	—	—	(248,857,831)	267,306
UltraPro Short MidCap400	—	—	(4,145,785)	5,353
UltraPro Short Russell2000	—	—	(18,270,914)	(53,790)
UltraShort Russell1000 Value	—	—	(20,772,622)	—
UltraShort Russell1000 Growth	—	—	(26,117,190)	—
UltraShort Russell MidCap Value	—	—	(9,620,397)	—
UltraShort Russell MidCap Growth	—	—	(17,121,470)	—
UltraShort Russell2000 Value	—	—	(26,840,580)	—
UltraShort Russell2000 Growth	—	—	(27,668,315)	—
Short Basic Materials	—	—	(429,630)	—
Short Financials	—	—	(80,888,555)	—
Short Oil & Gas	—	—	(6,365,517)	—
Short Real Estate	—	—	(4,401,116)	—
Short KBW Regional Banking	—	—	(8,828,994)	—
UltraShort Basic Materials	—	—	(212,949,223)	—
UltraShort Nasdaq Biotechnology	—	—	(416,580)	—
UltraShort Consumer Goods	—	—	(17,816,186)	—
UltraShort Consumer Services	—	—	(82,320,144)	—
UltraShort Financials	—	—	(1,134,576,390)	—
UltraShort Health Care	—	—	(13,557,254)	—
UltraShort Industrials	—	—	(38,361,504)	—
UltraShort Oil & Gas	—	—	(206,861,541)	—
UltraShort Real Estate	—	—	(3,204,417,504)	—
UltraShort Semiconductors	—	—	(58,241,074)	—
UltraShort Technology	—	—	(60,526,943)	—
UltraShort Telecommunications	—	—	(5,912,721)	—
UltraShort Utilities	—	—	(12,496,635)	—
Short MSCI EAFE	—	—	(51,655,453)	—
Short MSCI Emerging Markets	—	—	(128,861,048)	—
Short FTSE China 25	—	—	(1,040,187)	—
UltraShort MSCI EAFE	—	—	(78,876,268)	—
UltraShort MSCI Emerging Markets	—	—	(589,475,190)	—
UltraShort MSCI Europe	—	—	(47,318,305)	(25)
UltraShort MSCI Pacific ex-Japan	—	—	(4,556,408)	—
UltraShort MSCI Brazil	—	—	(15,737,286)	—
UltraShort FTSE China 25	—	—	(562,291,370)	—
UltraShort MSCI Japan	—	—	(15,748,928)	—
300 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort MSCI Mexico Investable Market	—	—	$(11,394,434)	—
Short 7-10 Year Treasury	—	—	(9,426)	$(1,905)
Short 20+ Year Treasury	—	—	(141,217,531)	(590,280)
Short High Yield	—	—	—	—
Short Investment Grade Corporate	—	—	(106,179)	—
UltraShort 3-7 Year Treasury	—	—	(341,734)	—
UltraShort 7-10 Year Treasury	—	—	(177,844,458)	(117,068)
UltraShort 20+ Year Treasury	—	—	(1,329,863,527)	(6,748,768)
UltraShort TIPS	—	—	(559,213)	—
Credit Suisse 130/30	—	—	(696,279)	2,702,183
Hedge Replication ETF	—	—	(65,546)	(32,060)
RAFI® Long/Short	$11,189	—	(1,128,992)	(456,546)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment (November 1, 2011 for Funds that commenced operations prior to December 22, 2010). Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period; however, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital loss carry forwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous law.

For the tax year ended October 31, 2011, the following Funds had available pre-enactment capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date.

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra QQQ®	$61,179,559	$554,796,536	—	—	$615,976,095
Ultra Dow30SM	—	297,691,745	—	—	297,691,745
Ultra S&P500®	—	932,618,157	—	—	932,618,157
Ultra Russell3000	—	—	—	—	—
Ultra MidCap400	—	33,078,988	—	—	33,078,988
Ultra SmallCap600	—	10,885,184	—	—	10,885,184
Ultra Russell2000	59,227	160,208,478	—	—	160,267,705
UltraPro QQQ®	—	—	—	—	—
UltraPro Dow30SM	—	—	$126,763	$3,921,337	4,048,100
UltraPro S&P500®	—	—	—	—	—
UltraPro MidCap400	—	—	204,680	940,011	1,144,691
UltraPro Russell2000	—	—	710,048	254,748	964,796
Ultra Russell1000 Value	1,647,546	7,339,236	—	36,911	9,023,693
Ultra Russell1000 Growth	600,340	11,085,417	—	—	11,685,757
Ultra Russell MidCap Value	195,364	491,332	—	—	686,696
Ultra Russell MidCap Growth	6,014,949	2,712,148	—	385,585	9,112,682
Ultra Russell2000 Value	4,389,203	3,662,193	—	—	8,051,396
Ultra Russell2000 Growth	—	4,731,650	—	—	4,731,650
Ultra Basic Materials	—	—	—	—	—
Ultra Nasdaq Biotechnology	—	—	565,831	4,967,902	5,533,733

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 301

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
Ultra Consumer Goods	—	—	—	—	—
Ultra Consumer Services	—	$203,843	—	$318,192	$522,035
Ultra Financials	$976,913,137	1,407,263,015	—	48,575,196	2,432,751,348
Ultra Health Care	—	13,552,334	—	1,513,255	15,065,589
Ultra Industrials	—	—	—	—	—
Ultra Oil & Gas	—	7,272,181	—	—	7,272,181
Ultra Real Estate	—	—	—	—	—
Ultra KBW Regional Banking	—	—	$1,965,194	876,570	2,841,764
Ultra Semiconductors	2,335,141	23,313,126	—	—	25,648,267
Ultra Technology	—	—	—	—	—
Ultra Telecommunications	—	26,534	—	—	26,534
Ultra Utilities	—	9,986,847	—	—	9,986,847
Ultra MSCI EAFE	—	—	—	1,229,791	1,229,791
Ultra MSCI Emerging Markets	—	—	—	—	—
Ultra MSCI Europe	—	—	289,198	151,172	440,370
Ultra MSCI Pacific ex-Japan	—	—	385,999	244	386,243
Ultra MSCI Brazil	—	—	542,934	628,038	1,170,972
Ultra FTSE China 25	—	—	173,812	—	173,812
Ultra MSCI Japan	—	9,848	287,685	2,064,108	2,361,641
Ultra MSCI Mexico Investable Market	—	—	87,729	315,788	403,517
Ultra 7-10 Year Treasury	—	—	—	—	—
Ultra 20+ Year Treasury	—	—	—	—	—
Short QQQ®	—	46,413,351	59,184,627	61,405,117	167,003,095
Short Dow30SM	—	27,666,267	74,285,143	36,036,617	137,988,027
Short S&P500®	—	275,479,255	396,002,468	299,866,646	971,348,369
Short MidCap400	—	14,091,075	16,663,813	4,855,600	35,610,488
Short SmallCap600	—	10,910,309	9,744,816	2,717,874	23,372,999
Short Russell2000	—	30,602,995	85,827,210	47,621,957	164,052,162
UltraShort QQQ®	—	344,027,075	546,154,861	344,692,522	1,234,874,458
UltraShort Dow30SM	—	211,568,661	278,053,840	125,976,993	615,599,494
UltraShort S&P500®	—	954,224,900	1,614,347,476	880,883,563	3,449,455,939
UltraShort Russell3000	—	578,178	1,775,441	668,346	3,021,965
UltraShort MidCap400	—	62,058,079	19,240,979	11,668,164	92,967,222
UltraShort SmallCap600	—	10,418,599	18,395,839	6,372,373	35,186,811
UltraShort Russell2000	—	197,617,837	371,431,305	109,741,367	678,790,509
UltraPro Short QQQ®	—	—	13,723,268	33,201,124	46,924,392
UltraPro Short Dow30SM	—	—	9,009,922	4,829,732	13,839,654
UltraPro Short S&P500®	—	21,450,893	80,591,829	146,815,109	248,857,831
UltraPro Short MidCap400	—	—	2,821,723	1,324,062	4,145,785
UltraPro Short Russell2000	—	—	13,054,940	5,215,974	18,270,914
UltraShort Russell1000 Value	—	15,201,628	5,004,860	566,134	20,772,622
UltraShort Russell1000 Growth	—	18,361,737	5,849,933	1,905,520	26,117,190
UltraShort Russell MidCap Value	—	4,103,949	5,044,261	472,187	9,620,397

302 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund	Expiring October 31, 2016	Expiring October 31, 2017	Expiring October 31, 2018	Expiring October 31, 2019	Total
UltraShort Russell MidCap Growth	—	$11,156,011	$4,305,977	$1,659,482	$17,121,470
UltraShort Russell2000 Value	—	14,216,121	9,703,125	2,921,334	26,840,580
UltraShort Russell2000 Growth	—	13,016,043	10,045,451	4,606,821	27,668,315
Short Basic Materials	—	—	429,630	—	429,630
Short Financials	—	46,207,656	34,680,899	—	80,888,555
Short Oil & Gas	—	1,584,332	2,720,603	2,060,582	6,365,517
Short Real Estate	—	—	3,968,005	433,111	4,401,116
Short KBW Regional Banking	—	—	475,909	8,353,085	8,828,994
UltraShort Basic Materials	—	99,100,007	110,459,179	3,390,037	212,949,223
UltraShort Nasdaq Biotechnology	—	—	416,580	—	416,580
UltraShort Consumer Goods	—	680,668	14,284,380	2,851,138	17,816,186
UltraShort Consumer Services	—	37,806,587	34,794,753	9,718,804	82,320,144
UltraShort Financials	—	884,851,934	249,724,456	—	1,134,576,390
UltraShort Health Care	—	10,002,522	2,787,142	767,590	13,557,254
UltraShort Industrials	—	17,061,076	21,300,428	—	38,361,504
UltraShort Oil & Gas	—	72,588,775	103,023,193	31,249,573	206,861,541
UltraShort Real Estate	—	2,597,807,224	530,523,856	76,086,424	3,204,417,504
UltraShort Semiconductors	—	28,767,489	21,740,228	7,733,357	58,241,074
UltraShort Technology	—	38,866,512	17,058,910	4,601,521	60,526,943
UltraShort Telecommunications	—	5,230,287	682,434	—	5,912,721
UltraShort Utilities	—	7,484,152	3,786,581	1,225,902	12,496,635
Short MSCI EAFE	—	32,745,434	18,597,569	312,450	51,655,453
Short MSCI Emerging Markets	—	40,438,104	71,205,636	17,217,308	128,861,048
Short FTSE China 25	—	—	1,040,187	—	1,040,187
UltraShort MSCI EAFE	—	67,426,453	7,928,513	3,521,302	78,876,268
UltraShort MSCI Emerging Markets	—	520,833,289	59,526,996	9,114,905	589,475,190
UltraShort MSCI Europe	—	3,795,429	34,453,744	9,069,132	47,318,305
UltraShort MSCI Pacific ex-Japan	—	880,198	3,676,210	—	4,556,408
UltraShort MSCI Brazil	—	—	15,737,286	—	15,737,286
UltraShort FTSE China 25	—	431,145,308	131,146,062	—	562,291,370
UltraShort MSCI Japan	—	3,844,289	6,349,708	5,554,931	15,748,928
UltraShort MSCI Mexico Investable Market	—	6,041,732	5,186,144	166,558	11,394,434
Short 20+ Year Treasury	—	228,972	56,583,949	84,404,610	141,217,531
UltraShort 7-10 Year Treasury	$5,030,158	249,611	28,917,167	143,647,522	177,844,458
UltraShort 20+ Year Treasury	—	—	664,186,865	665,676,662	1,329,863,527
Credit Suisse 130/30	—	—	488,065	208,214	696,279
RAFI® Long/Short	—	—	—	1,128,992	1,128,992

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 303

For the tax year ended October 31, 2011, the following Funds had available post-enactment capital loss carryforwards to offset future net capital gains to the extent provided by regulations:

Fund	Short-Term	Long-Term	Total
Ultra High Yield	—	—	—
Ultra Investment Grade Corporate	—	—	—
Short 7-10 Year Treasury	$3770	$5,656	$9,426
Short High Yield	—	—	—
Short Investment Grade Corporate	106,179	—	106,179
UltraShort 3-7 Year Treasury	341,734	—	341,734
UltraShort TIPS	559,213	—	559,213
Hedge Replication ETF	65,546	—	65,546

For the tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards to offset net capital gains with the amount stated below:

Fund	Capital Loss Utilized
Ultra QQQ®	$101,205,560
Ultra Dow30SM	17,077,474
Ultra S&P500®	115,832,034
Ultra MidCap400	9,590,381
Ultra SmallCap600	3,655,834
Ultra Russell2000	4,506,682
UltraPro QQQ®	3,312,816
UltraPro S&P500®	521,745
Ultra Russell MidCap Value	1,356,601
Ultra Russell2000 Value	1,064,091
Ultra Russell2000 Growth	2,770,631
Ultra Oil & Gas	74,919,209
Ultra Technology	14,574,693
Ultra Telecommunications	794,803
Ultra Utilities	3,873,562
Ultra MSCI Emerging Markets	167,146
Ultra FTSE China 25	1,560,507
Ultra 20+ Year Treasury	671,582
Short Basic Materials	138,444
Short Financials	8,888,235
UltraShort Nasdaq Biotechnology	19,047
UltraShort Financials	54,489,556
UltraShort Industrials	657,439
UltraShort Telecommunications	178,084
Short FTSE China 25	159,735
UltraShort MSCI Pacific ex-Japan	122,282
UltraShort MSCI Brazil	4,681,115
UltraShort FTSE China 25	33,376,523

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

304 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

4. Advisory and Management Service Fees

The Advisor serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement. The Advisor is responsible for developing, implementing, and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of each Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For its investment advisory services, each Fund pays the Advisor a fee at an annualized rate based on its average daily net assets, as follows: 0.75% of the first $6.0 billion average daily net assets of each Fund, 0.70% of the next $4.0 billion of average daily net assets of each Fund, and 0.65% of average daily net assets of each Fund in excess of $10.0 billion. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers. For these and other services, each Fund pays the Advisor management services fees at an annualized rate based on its average daily net assets of 0.10%.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the six months ended November 30, 2011, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra QQQ®	$297,828	—	—	September 30, 2012
Ultra Dow30SM	73,231	—	—	September 30, 2012
Ultra S&P500®	—	—	—	September 30, 2012
Ultra Russell3000	28,858	$3,848	$101,421	September 30, 2012
Ultra MidCap400	59,485	—	—	September 30, 2012
Ultra SmallCap600	59,403	—	—	September 30, 2012
Ultra Russell2000	299,963	—	—	September 30, 2012
UltraPro QQQ®	133,041	—	—	September 30, 2012
UltraPro Dow30SM	61,720	—	—	September 30, 2012
UltraPro S&P500®	104,704	—	—	September 30, 2012
UltraPro MidCap400	75,069	—	—	September 30, 2012
UltraPro Russell2000	147,243	—	—	September 30, 2012
Ultra Russell1000 Value	26,670	3,556	35,359	September 30, 2012
Ultra Russell1000 Growth	56,246	7,499	1,032	September 30, 2012
Ultra Russell MidCap Value	27,708	3,694	48,445	September 30, 2012
Ultra Russell MidCap Growth	57,672	5,746	—	September 30, 2012
Ultra Russell2000 Value	51,370	6,849	31,946	September 30, 2012
Ultra Russell2000 Growth	76,857	9,244	—	September 30, 2012
Ultra Basic Materials	82,853	—	—	September 30, 2012
Ultra Nasdaq Biotechnology	68,977	—	—	September 30, 2012
Ultra Consumer Goods	48,271	6,436	4,568	September 30, 2012
Ultra Consumer Services	42,201	5,627	12,351	September 30, 2012
Ultra Financials	101,370	—	—	September 30, 2012
Ultra Health Care	56,911	—	—	September 30, 2012
Ultra Industrials	64,717	—	—	September 30, 2012
Ultra Oil & Gas	94,271	—	—	September 30, 2012
Ultra Real Estate	83,599	—	—	September 30, 2012
Ultra KBW Regional Banking	12,685	1,691	45,517	September 30, 2012
Ultra Semiconductors	58,580	—	—	September 30, 2012
Ultra Technology	76,573	—	—	September 30, 2012
Ultra Telecommunications	17,157	2,288	38,959	September 30, 2012
Ultra Utilities	48,546	6,473	3,441	September 30, 2012
Ultra MSCI EAFE	26,847	3,579	25,220	September 30, 2012
Ultra MSCI Emerging Markets	64,264	—	—	September 30, 2012
Ultra MSCI Europe	11,202	1,494	39,721	September 30, 2012

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 305

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
Ultra MSCI Pacific ex-Japan	$12,015	$1,602	$38,707	September 30, 2012
Ultra MSCI Brazil	48,977	—	—	September 30, 2012
Ultra FTSE China 25	44,102	—	—	September 30, 2012
Ultra MSCI Japan	54,909	—	—	September 30, 2012
Ultra MSCI Mexico Investable Market	6,284	838	45,753	September 30, 2012
Ultra 7-10 Year Treasury	57,780	—	—	September 30, 2012
Ultra 20+ Year Treasury	57,601	—	—	September 30, 2012
Ultra High Yield	11,896	1,586	17,281	September 30, 2012
Ultra Investment Grade Corporate	11,251	1,500	13,231	September 30, 2012
Short QQQ®	119,670	—	—	September 30, 2012
Short Dow30SM	35,168	—	—	September 30, 2012
Short S&P500®	—	—	—	September 30, 2012
Short MidCap400	25,216	—	—	September 30, 2012
Short SmallCap600	29,446	—	—	September 30, 2012
Short Russell2000	173,912	—	—	September 30, 2012
UltraShort QQQ®	210,184	—	—	September 30, 2012
UltraShort Dow30SM	28,344	—	—	September 30, 2012
UltraShort S&P500®	—	—	—	September 30, 2012
UltraShort Russell3000	7,402	987	32,548	September 30, 2012
UltraShort MidCap400	26,492	—	—	September 30, 2012
UltraShort SmallCap600	32,545	—	—	September 30, 2012
UltraShort Russell2000	169,549	—	—	September 30, 2012
UltraPro Short QQQ®	70,819	—	—	September 30, 2012
UltraPro Short Dow30SM	34,877	—	—	September 30, 2012
UltraPro Short S&P500®	—	—	—	September 30, 2012
UltraPro Short MidCap400	38,450	—	—	September 30, 2012
UltraPro Short Russell2000	50,119	—	—	September 30, 2012
UltraShort Russell1000 Value	9,372	1,250	30,023	September 30, 2012
UltraShort Russell1000 Growth	19,253	2,567	17,719	September 30, 2012
UltraShort Russell MidCap Value	7,913	1,055	31,890	September 30, 2012
UltraShort Russell MidCap Growth	10,896	1,453	28,231	September 30, 2012
UltraShort Russell2000 Value	27,148	3,620	7,712	September 30, 2012
UltraShort Russell2000 Growth	35,110	—	—	September 30, 2012
Short Basic Materials	28,287	3,772	7,861	September 30, 2012
Short Financials	35,411	—	—	September 30, 2012
Short Oil & Gas	39,234	—	—	September 30, 2012
Short Real Estate	37,117	—	—	September 30, 2012
Short KBW Regional Banking	37,092	—	—	September 30, 2012
UltraShort Basic Materials	42,744	—	—	September 30, 2012
UltraShort Nasdaq Biotechnology	10,926	1,457	32,309	September 30, 2012
UltraShort Consumer Goods	22,972	3,063	14,157	September 30, 2012
UltraShort Consumer Services	39,947	—	—	September 30, 2012
UltraShort Financials	23,397	—	—	September 30, 2012
UltraShort Health Care	13,670	1,823	25,196	September 30, 2012
UltraShort Industrials	39,006	—	—	September 30, 2012
UltraShort Oil & Gas	31,989	—	—	September 30, 2012
UltraShort Real Estate	31,147	—	—	September 30, 2012
UltraShort Semiconductors	37,720	—	—	September 30, 2012
UltraShort Technology	38,807	—	—	September 30, 2012
UltraShort Telecommunications	9,817	1,309	29,726	September 30, 2012

306 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation Effective Through
UltraShort Utilities	$13,538	$1,805	$25,536	September 30, 2012
Short MSCI EAFE	30,833	—	—	September 30, 2012
Short MSCI Emerging Markets	73,383	—	—	September 30, 2012
Short FTSE China 25	38,924	2,686	—	September 30, 2012
UltraShort MSCI EAFE	49,926	—	—	September 30, 2012
UltraShort MSCI Emerging Markets	72,615	—	—	September 30, 2012
UltraShort MSCI Europe	34,648	—	—	September 30, 2012
UltraShort MSCI Pacific ex-Japan	10,466	1,396	41,091	September 30, 2012
UltraShort MSCI Brazil	49,089	—	—	September 30, 2012
UltraShort FTSE China 25	72,888	—	—	September 30, 2012
UltraShort MSCI Japan	57,987	—	—	September 30, 2012
UltraShort MSCI Mexico Investable Market	10,271	1,369	41,460	September 30, 2012
Short 7-10 Year Treasury	25,098	—	—	September 30, 2012
Short 20+ Year Treasury	5,200	—	—	September 30, 2012
Short High Yield	40,312	—	—	September 30, 2012
Short Investment Grade Corporate	9,781	1,304	18,296	September 30, 2012
UltraShort 3-7 Year Treasury	15,950	2,127	5,675	September 30, 2012
UltraShort 7-10 Year Treasury	33,332	—	—	September 30, 2012
UltraShort 20+ Year Treasury	—	—	—	September 30, 2012
UltraShort TIPS	11,072	1,476	11,027	September 30, 2012
Credit Suisse 130/30	70,710	—	—	September 30, 2012
Hedge Replication ETF	36,711	—	—	September 30, 2012
RAFI® Long/Short	38,479	—	—	September 30, 2012

Amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. Any amounts recouped by the Advisor during the period are reflected in the Statement of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2011, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
Ultra QQQ®	$361,690	$771,609	$1,032,842	$709,796	$614,715	$101,002	$3,591,654
Ultra Dow30SM	207,359	161,837	261,374	182,406	155,367	26,632	994,975
Ultra S&P500®	—	—	—	—	—	—	—
Ultra Russell3000	—	—	12,081	246,967	196,144	70,600	525,792
Ultra MidCap400	321,428	254,571	286,102	106,093	142,109	17,547	1,127,850
Ultra SmallCap600	155,679	115,093	300,310	139,951	145,396	18,617	875,046
Ultra Russell2000	312,603	420,622	989,384	497,328	457,291	139,610	2,816,838
UltraPro QQQ®	—	—	—	127,004	246,454	56,098	429,556
UltraPro Dow30SM	—	—	—	58,027	102,606	27,489	188,122
UltraPro S&P500®	—	—	22,535	315,207	156,297	57,681	551,720
UltraPro MidCap400	—	—	—	144,446	70,174	40,347	254,967
UltraPro Russell2000	—	—	—	191,089	267,279	63,147	521,515
Ultra Russell1000 Value	99,717	67,116	261,071	167,372	122,823	33,695	751,794
Ultra Russell1000 Growth	106,821	112,396	242,598	131,939	129,340	32,324	755,418
Ultra Russell MidCap Value	91,755	80,426	236,618	145,226	166,124	42,080	762,229
Ultra Russell MidCap Growth	95,856	107,943	200,040	136,213	148,602	30,154	718,808
Ultra Russell2000 Value	147,529	128,593	515,701	193,527	121,141	45,336	1,151,827
Ultra Russell2000 Growth	147,602	126,585	415,427	186,104	132,728	40,313	1,048,759
Ultra Basic Materials	76,918	102,535	239,877	190,416	156,800	30,178	796,724

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 307

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
Ultra Nasdaq Biotechnology	—	—	—	$44,699	$82,837	$33,560	$161,096
Ultra Consumer Goods	$77,004	$68,249	$158,112	131,595	135,668	29,872	600,500
Ultra Consumer Services	88,455	65,215	177,086	133,564	142,815	30,754	637,889
Ultra Financials	105,101	160,584	737,333	117,773	41,723	50,961	1,213,475
Ultra Health Care	78,759	97,149	168,152	120,479	128,163	21,479	614,181
Ultra Industrials	85,534	78,895	214,947	136,317	152,002	23,187	690,882
Ultra Oil & Gas	100,986	145,921	335,397	183,018	189,638	35,136	990,096
Ultra Real Estate	80,853	114,651	224,831	220,577	139,663	31,371	811,946
Ultra KBW Regional Banking	—	—	—	42,986	71,767	33,509	148,262
Ultra Semiconductors	75,309	123,648	158,603	143,414	118,478	22,956	642,408
Ultra Technology	91,135	164,530	217,672	157,093	146,449	30,851	807,730
Ultra Telecommunications	—	57,580	68,674	125,448	140,412	32,732	424,846
Ultra Utilities	73,170	82,736	146,632	126,160	129,707	31,311	589,716
Ultra MSCI EAFE	—	—	26,000	105,384	135,963	23,536	290,883
Ultra MSCI Emerging Markets	—	—	27,016	154,408	136,015	22,540	339,979
Ultra MSCI Europe	—	—	—	47,068	82,819	23,582	153,469
Ultra MSCI Pacific ex-Japan	—	—	—	46,719	78,746	23,573	149,038
Ultra MSCI Brazil	—	—	—	47,846	87,983	19,328	155,157
Ultra FTSE China 25	—	—	32,285	120,815	133,682	12,351	299,133
Ultra MSCI Japan	—	—	22,003	112,279	180,435	14,896	329,613
Ultra MSCI Mexico Investable Market	—	—	—	46,822	77,613	24,105	148,540
Ultra 7-10 Year Treasury	—	—	—	82,505	95,221	25,133	202,859
Ultra 20+ Year Treasury	—	—	—	79,850	92,792	32,786	205,428
Ultra High Yield	—	—	—	—	46,856	11,279	58,135
Ultra Investment Grade Corporate	—	—	—	—	42,369	9,769	52,138
Short QQQ®	219,846	168,003	215,413	249,007	256,015	38,033	1,146,317
Short Dow30SM	192,171	125,550	161,660	126,493	99,409	10,205	715,488
Short S&P500®	—	—	—	—	—	—	—
Short MidCap400	142,197	100,315	114,278	91,606	87,771	5,944	542,111
Short SmallCap600	59,810	63,566	108,189	88,782	93,130	9,765	423,242
Short Russell2000	64,261	123,244	137,737	249,967	291,537	78,239	944,985
UltraShort QQQ®	724,172	845,256	796,497	684,875	524,575	57,086	3,632,461
UltraShort Dow30SM	182,481	147,280	204,909	137,009	78,468	5,484	755,631
UltraShort S&P500®	—	—	—	—	—	—	—
UltraShort Russell3000	—	—	11,138	40,002	115,063	20,435	186,638
UltraShort MidCap400	108,430	56,434	114,805	88,298	92,348	5,843	466,158
UltraShort SmallCap600	70,561	71,544	80,948	98,313	106,439	11,767	439,572
UltraShort Russell2000	27,366	588,597	508,317	433,918	358,809	60,531	1,977,538
UltraPro Short QQQ®	—	—	—	75,950	154,732	20,797	251,479
UltraPro Short Dow30SM	—	—	—	55,242	88,841	9,201	153,284
UltraPro Short S&P500®	—	—	—	13,545	—	—	13,545
UltraPro Short MidCap400	—	—	—	44,676	69,199	17,317	131,192
UltraPro Short Russell2000	—	—	—	55,364	103,175	15,436	173,975
UltraShort Russell1000 Value	53,831	61,391	101,657	104,030	113,044	20,165	454,118
UltraShort Russell1000 Growth	54,154	70,360	101,672	103,131	111,697	19,099	460,113
UltraShort Russell MidCap Value	53,906	54,825	102,673	108,378	116,159	20,339	456,280

308 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

	Expires September 30,						Total Amount
							Eligible for
Fund	2012	2013	2014	2015	2016	2017	Recoupment
UltraShort Russell MidCap Growth	$53,906	$60,877	$96,875	$107,231	$114,657	$20,091	$453,637
UltraShort Russell2000 Value	54,296	97,134	98,814	102,681	109,637	18,070	480,632
UltraShort Russell2000 Growth	59,247	94,559	92,050	106,155	107,048	15,025	474,084
Short Basic Materials	—	—	—	40,821	61,632	19,104	121,557
Short Financials	—	19,202	138,811	106,960	96,570	9,825	371,368
Short Oil & Gas	—	17,770	61,648	109,018	112,849	17,443	318,728
Short Real Estate	—	—	—	47,276	77,905	13,799	138,980
Short KBW Regional Banking	—	—	—	48,117	74,764	13,922	136,803
UltraShort Basic Materials	60,990	92,233	130,605	121,376	93,729	17,180	516,113
UltraShort Nasdaq Biotechnology	—	—	—	43,366	58,723	21,226	123,315
UltraShort Consumer Goods	59,683	80,083	93,231	102,795	113,333	18,977	468,102
UltraShort Consumer Services	57,420	82,163	127,371	96,627	100,759	17,817	482,157
UltraShort Financials	—	—	13,578	136,714	57,864	4,347	212,503
UltraShort Health Care	59,457	64,036	105,321	106,298	115,922	19,805	470,839
UltraShort Industrials	56,536	81,081	106,401	97,750	113,792	17,397	472,957
UltraShort Oil & Gas	74,231	—	175,754	132,327	97,979	6,832	487,123
UltraShort Real Estate	93,420	59,056	196,067	144,339	107,158	6,565	606,605
UltraShort Semiconductors	64,861	67,783	102,945	103,156	112,322	14,370	465,437
UltraShort Technology	56,727	79,027	97,208	103,886	111,098	16,247	464,193
UltraShort Telecommunications	—	54,472	47,193	122,462	106,290	20,048	350,465
UltraShort Utilities	63,394	70,395	99,410	106,631	117,264	19,955	477,049
Short MSCI EAFE	—	123,975	108,317	137,857	78,523	7,091	455,763
Short MSCI Emerging Markets	—	139,208	126,379	230,446	185,747	21,255	703,035
Short FTSE China 25	—	—	—	43,396	67,494	19,000	129,890
UltraShort MSCI EAFE	—	125,111	201,598	118,651	119,140	18,612	583,112
UltraShort MSCI Emerging Markets	—	56,552	596,883	204,238	51,857	21,256	930,786
UltraShort MSCI Europe	—	—	35,032	80,035	113,876	7,651	236,594
UltraShort MSCI Pacific ex-Japan	—	—	34,118	50,980	142,726	24,053	251,877
UltraShort MSCI Brazil	—	—	34,971	77,999	116,003	20,439	249,412
UltraShort FTSE China 25	—	405,907	186,169	296,402	179,085	22,551	1,090,114
UltraShort MSCI Japan	—	179,711	165,376	147,896	154,050	20,512	667,545
UltraShort MSCI Mexico Investable Market	—	—	36,508	54,283	141,073	24,307	256,171
Short 7-10 Year Treasury	—	—	—	—	39,459	10,494	49,953
Short 20+ Year Treasury	—	—	8,257	192,091	73,024	6,239	279,611
Short High Yield	—	—	—	—	53,609	16,789	70,398
Short Investment Grade Corporate	—	—	—	—	42,732	13,750	56,482
UltraShort 3-7 Year Treasury	—	—	—	—	36,013	12,288	48,301
UltraShort 7-10 Year Treasury	—	69,507	128,733	137,977	94,597	10,080	440,894
UltraShort 20+ Year Treasury	—	—	—	—	—	—	—
UltraShort TIPS	—	—	—	—	39,084	11,542	50,626
Credit Suisse 130/30	—	—	27,443	204,973	130,792	28,282	391,490
Hedge Replication ETF	—	—	—	—	20,348	16,363	36,711
RAFI® Long/Short	—	—	—	—	78,337	12,321	90,658

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 309

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Independent Trustee of ProShares and other affiliated funds is paid quarterly an aggregate fee consisting of a $155,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $7,500, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $3,000.

8. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems Shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell Fund Shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants pay Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets were as follows:

	For the periods ended
Fund	Six Months Ended November 30, 2011	Year Ended May 31, 2011
Ultra QQQ®	$64,321	$119,745
Ultra Dow30SM	47,634	63,439
Ultra S&P500®	133,083	132,757
Ultra Russell3000	2,111	2,528
Ultra MidCap400	10,463	8,793
Ultra SmallCap600	—	2,780
Ultra Russell2000	19,406	26,917
UltraPro QQQ®	64,878	42,793
UltraPro Dow30SM	8,044	6,647
UltraPro S&P500®	83,608	78,527
UltraPro MidCap400	4,718	1,894
UltraPro Russell2000	9,349	12,655
Ultra Russell1000 Value	764	400
Ultra Russell1000 Growth	—	630
Ultra Russell MidCap Value	—	695
Ultra Russell MidCap Growth	3,477	523
Ultra Russell2000 Value	—	1,519
Ultra Russell2000 Growth	1,714	—
Ultra Basic Materials	13,064	45,137
Ultra Nasdaq Biotechnology	3,614	1,653

310 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

	For the periods ended
Fund	Six Months Ended November 30, 2011	Year Ended May 31, 2011
Ultra Consumer Goods	$685	$3,518
Ultra Consumer Services	787	1,338
Ultra Financials	10,686	59,296
Ultra Health Care	2,598	3,827
Ultra Industrials	1,910	6,362
Ultra Oil & Gas	23,650	61,800
Ultra Real Estate	12,841	55,500
Ultra KBW Regional Banking	695	3,236
Ultra Semiconductors	1,341	10,624
Ultra Technology	2,998	11,620
Ultra Telecommunications	531	933
Ultra Utilities	1,621	2,859
Ultra MSCI EAFE	—	1,520
Ultra MSCI Emerging Markets	—	7,772
Ultra MSCI Europe	—	314
Ultra MSCI Pacific ex-Japan	810	—
Ultra MSCI Brazil	—	3,324
Ultra FTSE China 25	4,147	21,295
Ultra MSCI Japan	3,023	17,558
Ultra MSCI Mexico Investable Market	—	344
Ultra 7-10 Year Treasury	47,918	25,608
Ultra 20+ Year Treasury	20,613	23,684
Ultra High Yield	391	880
Ultra Investment Grade Corporate	485	880
Short QQQ®	65,869	71,561
Short Dow30SM	32,974	55,097
Short S&P500®	363,844	387,270
Short MidCap400	17,463	1,069
Short SmallCap600	5,642	6,173
Short Russell2000	76,461	70,347
UltraShort QQQ®	117,928	91,261
UltraShort Dow30SM	38,435	36,349
UltraShort S&P500®	346,138	358,539
UltraShort Russell3000	180	617
UltraShort MidCap400	7,270	3,722
UltraShort SmallCap600	5,944	5,185
UltraShort Russell2000	90,114	61,382
UltraPro Short QQQ®	33,425	14,487
UltraPro Short Dow30SM	5,358	3,262
UltraPro Short S&P500®	102,425	66,984
UltraPro Short MidCap400	3,954	—
UltraPro Short Russell2000	15,760	5,171
UltraShort Russell1000 Value	—	1,443
UltraShort Russell1000 Growth	1,759	488
UltraShort Russell MidCap Value	—	2,087
UltraShort Russell MidCap Growth	—	2,242
UltraShort Russell2000 Value	—	1,963
UltraShort Russell2000 Growth	2,297	5,174
November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 311

	For the periods ended
Fund	Six Months Ended November 30, 2011	Year Ended May 31, 2011
Short Basic Materials	$2,186	$201
Short Financials	4,891	3,814
Short Oil & Gas	1,270	690
Short Real Estate	3,946	6,275
Short KBW Regional Banking	11,960	6,629
UltraShort Basic Materials	40,991	39,243
UltraShort Nasdaq Biotechnology	951	626
UltraShort Consumer Goods	433	1,824
UltraShort Consumer Services	644	7,140
UltraShort Financials	43,260	44,513
UltraShort Health Care	—	—
UltraShort Industrials	1,635	8,227
UltraShort Oil & Gas	20,644	22,570
UltraShort Real Estate	24,256	32,469
UltraShort Semiconductors	6,173	9,050
UltraShort Technology	994	2,443
UltraShort Telecommunications	—	648
UltraShort Utilities	909	546
Short MSCI EAFE	43,432	30,133
Short MSCI Emerging Markets	22,592	25,589
Short FTSE China 25	1,574	956
UltraShort MSCI EAFE	2,550	4,814
UltraShort MSCI Emerging Markets	33,024	59,711
UltraShort MSCI Europe	40,942	41,459
UltraShort MSCI Pacific ex-Japan	1,085	1,335
UltraShort MSCI Brazil	3,306	8,805
UltraShort FTSE China 25	22,203	39,804
UltraShort MSCI Japan	4,723	22,429
UltraShort MSCI Mexico Investable Market	—	1,222
Short 7-10 Year Treasury	288	—
Short 20+ Year Treasury	44,974	7,410
Short High Yield	15,127	1,090
Short Investment Grade Corporate	206	440
UltraShort 3-7 Year Treasury	205	880
UltraShort 7-10 Year Treasury	42,935	15,348
UltraShort 20+ Year Treasury	563,057	698,489
UltraShort TIPS	499	440
Credit Suisse 130/30	2,670	5,244
Hedge Replication ETF	1,726	—
RAFI® Long/Short	5,071	3,928

10. Investment Transactions

For the six months ended November 30, 2011, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for Ultra 7-10 and 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra QQQ®	$80,085,393	$4,311,407
Ultra Dow30SM	32,852,205	—
Ultra S&P500®	23,562,547	17,460,022

312 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

Fund	Purchases	Sales
Ultra Russell3000	$5,600,676	$1,256,373
Ultra MidCap400	3,528,201	4,109,058
Ultra SmallCap600	1,461,963	1,795,304
Ultra Russell2000	12,059,683	15,584,666
UltraPro QQQ®	59,295,724	15,194,542
UltraPro Dow30SM	23,448,288	8,787,795
UltraPro S&P500®	85,374,931	21,322,899
UltraPro MidCap400	8,916,915	7,634,456
UltraPro Russell2000	53,219,692	18,117,690
Ultra Russell1000 Value	3,043,940	1,475,405
Ultra Russell1000 Growth	2,024,489	1,669,117
Ultra Russell MidCap Value	1,882,231	1,043,548
Ultra Russell MidCap Growth	11,549,763	2,071,455
Ultra Russell2000 Value	3,848,020	2,087,887
Ultra Russell2000 Growth	7,943,001	13,611,144
Ultra Basic Materials	71,676,553	36,785,514
Ultra Nasdaq Biotechnology	408,296	3,339,577
Ultra Consumer Goods	6,273,814	117,044
Ultra Consumer Services	5,322,515	7,222,809
Ultra Financials	97,387,862	145,520,097
Ultra Health Care	639,894	14,822,815
Ultra Industrials	2,451,453	1,385,518
Ultra Oil & Gas	18,002,013	34,234,512
Ultra Real Estate	40,914,461	11,831,262
Ultra KBW Regional Banking	268,767	1,057,283
Ultra Semiconductors	12,493,670	3,268,693
Ultra Technology	6,073,153	1,092,451
Ultra Telecommunications	2,759,499	700,217
Ultra Utilities	97,814	4,618,234
Ultra MSCI Emerging Markets	—	5,002,467
Ultra 7-10 Year Treasury	71,491,330	73,155,501
Ultra 20+ Year Treasury	2,302,593	13,140,503
Credit Suisse 130/30	40,421,710	40,622,238
Hedge Replication ETF	4,864,742	1,082,174
RAFI® Long/Short	13,815,281	3,574,571

11. In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the six months ended November 30, 2011, the fair value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra QQQ®	$537,014,356	$30,211,755
Ultra Dow30SM	226,046,997	8,707,355
Ultra S&P500®	1,088,751,621	102,439,049
Ultra Russell3000	6,513,278	88,296
Ultra MidCap400	76,473,769	374,300
Ultra Russell2000	156,449,093	3,168,337

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 313

Fund	Fair Value	Net Realized Gains (Losses)
UltraPro QQQ®	$208,530,319	$3,683,926
UltraPro Dow30SM	23,056,442	1,070,422
UltraPro S&P500®	410,078,009	(23,796,844)
UltraPro MidCap400	23,486,911	1,901,327
UltraPro Russell2000	45,930,955	(266,252)
Ultra Russell1000 Value	7,013,929	826,816
Ultra Russell MidCap Growth	8,652,268	381,457
Ultra Basic Materials	45,728,320	4,032,334
Ultra Nasdaq Biotechnology	13,716,376	(980,364)
Ultra Consumer Goods	6,074,139	742,897
Ultra Financials	96,734,187	15,581,682
Ultra Industrials	17,365,545	691,201
Ultra Oil & Gas	214,709,549	22,034,787
Ultra Real Estate	105,813,563	12,758,980
Ultra KBW Regional Banking	3,167,118	(167,833)
Ultra Semiconductors	12,112,835	895,356
Ultra Technology	27,066,161	2,705,615
Ultra Telecommunications	4,811,289	869,073
Credit Suisse 130/30	18,920,582	2,079,716
RAFI® Long/Short	11,109,706	1,415,413

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended November 30, 2011, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra QQQ®	$499,277,600
Ultra Dow30SM	182,153,552
Ultra S&P500®	1,201,206,645
Ultra MidCap400	137,657,445
Ultra Russell2000	222,782,805
UltraPro QQQ®	211,045,976
UltraPro Dow30SM	18,840,047
UltraPro S&P500®	372,279,004
UltraPro MidCap400	2,366,552
UltraPro Russell2000	35,845,328
Ultra Basic Materials	66,864,422
Ultra Nasdaq Biotechnology	19,454,603
Ultra Financials	59,333,948
Ultra Health Care	4,939,457
Ultra Oil & Gas	170,687,766
Ultra Real Estate	19,631,614
Ultra KBW Regional Banking	3,146,914
Ultra Semiconductors	14,485,184
Ultra Technology	9,010,252
Ultra Utilities	7,538,812
Credit Suisse 130/30	14,762,826

12. Share Splits and Reverse Share Splits

Effective October 13, 2011, the UltraShort Real Estate and UltraShort Utilities Funds underwent a 1-for-3 reverse share split.

Effective February 25, 2011, the UltraPro QQQ®, UltraPro MidCap400 and UltraPro Russell2000 Funds underwent a 2-for-1 share split, and the UltraPro S&P500® Fund underwent a 3-for-1 share split. The UltraShort QQQ®, UltraShort Russell2000 Growth, UltraShort Semiconductors,

314 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

UltraShort Telecommunications and UltraShort MSCI Pacific ex-Japan Funds underwent a 1-for-5 reverse share split, and the UltraShort MidCap400, UltraShort SmallCap600, UltraShort Russell2000, UltraShort Russell MidCap Value, UltraShort Russell MidCap Growth, UltraShort Russell2000 Value, UltraShort Financials, UltraShort Industrials, UltraShort Technology, UltraShort MSCI Europe and UltraShort MSCI Mexico Investable Market Funds underwent a 1-for-4 reverse share split.

Effective April 15, 2010, the Ultra Real Estate, UltraShort Basic Materials, UltraShort Oil & Gas, UltraShort Real Estate, UltraShort MSCI Emerging Markets and UltraShort FTSE China 25 Funds underwent a 1-for-5 reverse share split, and the Ultra Financials Fund underwent a 1-for-10 reverse share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and Per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Concentration Risk

The Funds will typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Geographic Concentration Risk

Certain Funds that are exposed to particular foreign countries or geographic regions may be affected by political, social, economic or regulatory events affecting those foreign countries or regions.

•  Correlation and Compounding Risk

A number of factors may affect a Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. A number of factors may adversely affect a Fund's correlation with its benchmark, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such securities or industries may be different from that of the index. In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark. A Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its benchmark. Activities surrounding index reconstitutions and other index rebalancing or reconstitution events may hinder a Fund's ability to meet its daily investment objective on or around that day.

Compounding affects all investments, but has a more significant impact on a leveraged, inverse, or inverse leveraged fund. These Funds are subject to all of the correlation risks described above. In addition, as a result, of mathematical compounding and because such Funds have a single day investment objective, the Fund's performance for periods greater than a single day is likely to be either greater than or less than the index performance times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses. As a result of compounding, leveraged, inverse and inverse leveraged Funds are unlikely to provide a simple multiple (e.g., -1x,-2x, 3x or -3x) of an index's return over periods longer than a single day. A "single day" is measured from the time a Fund calculates its net asset value to the time of the Fund's next net asset value calculation. During periods of higher index volatility, the volatility of the index may affect the Funds' return as much as or more than the return of the index.

•  Counterparty Risk

A Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. The Funds may structure the agreements such that either party can terminate the contract without penalty

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 315

prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds have sought to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount equal to what the counterparty owes the Fund, subject to certain minimum thresholds. To the extent any such collateral is insufficient, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. The Funds enter into swap agreements and forward contracts with counterparties that the Advisor has determined to be major global financial institutions.

At November 30, 2011, the Ultra Russell3000, Ultra Russell1000 Value, Ultra Russell1000 Growth, Ultra Russell2000 Growth, Ultra Consumer Goods, Ultra Consumer Services, Ultra Health Care, Ultra Industrials, Ultra Real Estate, Ultra KBW Regional Banking, Ultra MSCI EAFE, Ultra MSCI Europe, Ultra MSCI Pacific ex-Japan, Ultra MSCI Mexico Investable Market, Ultra 7-10 Year Treasury, Ultra 20+ Year Treasury, Ultra Investment Grade Corporate, UltraShort Russell MidCap Growth, UltraShort Semiconductors, Short FTSE China 25 and RAFI® Long/Short Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Risks Associated with the Use of Derivatives

The Funds use investment techniques and derivatives that may be considered aggressive. The Funds' investment in derivatives may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested. Such derivatives, particularly when used to create leveraged, inverse, or inverse leveraged exposure, may expose the Funds to potentially dramatic changes (losses or gains) in the value of the instruments. There may be imperfect correlation between the values of the instruments and an index, which may prevent a fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if an index has a dramatic intraday move in value that causes a material decline in the Fund's net asset value, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective even if the Fund reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will have the effect of lowering the Fund's return.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Such a situation may prevent a Fund from limiting losses, realizing gains or achieving a high correlation or inverse correlation with the index.

14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Management, on behalf of the Funds, is pursuing the collection of the full amounts directly from the Potential Paying Parties. Any shortfall in payments received therefrom will be paid by the Advisor in support of the full carrying value of these outstanding receivables on the Funds' financial statements. Further, management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

316 :: ProShares Trust :: Notes to Financial Statements :: November 30, 2011 (Unaudited)

16. Legal Proceedings

The Trust, the Advisor and various Trust officers have been named as defendants in a purported class action lawsuit filed in the United States District Court for the Southern District of New York, styled In re ProShares Trust Securities Litigation, Civ. No. 09-cv-6935. The complaint alleges that the defendants violated Sections 11 and 15 of the 1933 Act by including untrue statements of material fact and omitting material facts in the Registration Statement for thirty-eight ProShares ETFs and allegedly failing to adequately disclose the funds' investment objectives and risks. The thirty-eight Funds of the Trust named in the complaint are ProShares Ultra Dow30, ProShares Ultra Oil & Gas, ProShares Short Dow30, ProShares UltraShort Oil & Gas, ProShares UltraShort Dow30, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares Short MSCI EAFE, ProShares UltraShort MSCI Europe, ProShares Short MSCI Emerging Markets, ProShares UltraShort MSCI Japan, ProShares UltraShort FTSE China 25, ProShares Ultra MidCap400, ProShares UltraShort MidCap400, ProShares Short QQQ, ProShares UltraShort QQQ, ProShares UltraShort Technology, ProShares UltraShort Consumer Services, ProShares UltraShort SmallCap600, ProShares UltraShort S&P500, ProShares Short Financials, ProShares Short S&P500, ProShares UltraShort Industrials, ProShares UltraShort Russell1000 Value, ProShares UltraShort Financials, ProShares UltraShort Russell2000 Growth, ProShares UltraShort Basic Materials, ProShares UltraShort Real Estate, ProShares UltraShort Semiconductors, ProShares Ultra S&P500, ProShares UltraShort Consumer Goods, ProShares UltraShort Russell2000, ProShares Ultra Real Estate, ProShares Ultra Semiconductors, ProShares Ultra Russell2000, ProShares Ultra Industrials, ProShares Ultra Financials and ProShares Ultra Basic Materials. The Trust believes the complaint is without merit and that the anticipated outcome will not adversely impact the operation of the Trust or any of its Funds. Accordingly, no loss contingency has been recorded in the balance sheet and the amount of loss, if any, cannot be reasonably estimated at this time.

17. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

November 30, 2011 (Unaudited) :: Notes to Financial Statements :: ProShares Trust :: 317

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75% as follows: 0.75% of the first $6.0 billion of the Fund's average daily net assets; 0.70% of average daily net assets for the next $4.0 billion; and 0.65% of the Fund's average daily net assets in excess of $10 billion. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Board. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses of a Fund to the extent the Fund's total annual operating expenses, before fee waivers and expense reimbursements, exceed 0.95%, as a percentage of average daily net assets, through September 30, 2012. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time.

At a meeting held on September 19, 2011, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from its relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in its review of the Advisory Agreement. Among other things, the Board reviews quarterly reports showing how the performance of each Fund tracks against a benchmark.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law, are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unusual in the ETF marketplace. The Board reviewed information that it believed was reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board evaluated this information and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Disinterested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds and noted that these systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day, an activity not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that are intended to maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and the Board considered whether that program provided appropriate incentives. The Board also considered information regarding allocation of Fund brokerage and the selection of counterparties, as well as the favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties. The Board also reviewed the quality of the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging than for traditional ETFs, as well as the quality of the compliance program. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide the appropriate level of services to the Funds consistent with the terms of the Advisory Agreement that benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid by other ETFs and mutual funds with similar investment objectives and/or in the same Lipper categories as the Funds. The Board considered that obtaining meaningful industry fee comparisons for the Funds is challenging because there are few similar funds in the marketplace. Based on the information it received, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided an appropriate range of data for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison because traditional ETFs do not use leverage. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs investors would pay to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered

318 :: ProShares Trust :: Board Approval of Investment Advisory Agreement (Unaudited)

the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and, therefore, not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which it found to be sound. The Board, including the Disinterested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided and that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

Economies of Scale

The Board discussed with representatives of the Advisor economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale may be achieved when a fund achieves and maintains significant growth. The Board also considered that effective October 1, 2011, the Advisor has agreed to reduce each Fund's annual investment advisory fee by 0.05% on assets in excess of $6.0 billion up to $10 billion, and 0.10% on assets in excess of $10 billion.

Conclusion

Based upon its evaluation, including its consideration of each of the factors noted above for each Fund, the Board and the Disinterested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Board Approval of Investment Advisory Agreement (Unaudited) :: ProShares Trust :: 319

Proxy Voting Information

A description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the IDEA Database on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust's Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the ProShares website at www.Proshares.com.

320 :: ProShares Trust :: Misc. Information (Unaudited)

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ProShares Trust

7501 Wisconsin Avenue, Suite 1000, East Tower, Bethesda, MD 20814

866.PRO.5125 866.776.5125

www.proshares.com

Short or Ultra ProShares seek returns that are 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ProShares ETF, visit proshares.com.

"QQQ®" and "NASDAQ-100®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®," S&P®," "S&P 500®," "S&P MidCap 400®," "S&P SmallCap 600®," and "Standard & Poor's 500TM" are trademarks of Standard & Poor's Financial Ser vices LLC ("S&P"). "Dow Jones Index," "DJ," "Dow Jones Industrial AverageSM," "The Dow 30SM," "Dow Jones U.S. Sector Indexes," and "Dow Jones Select Sector Indexes" are service marks of Dow Jones Trademark Holdings, LLC ("Dow Jones"). The "Russell 3000® Index," "Russell 2000® Index," "Russell 2000® Growth Index," "Russell 2000® Value Index," "Russell 1000® Growth Index," "Russell 1000® Value Index," "Russell Midcap® Growth Index" and "Russell Midcap® Value Index" are trademarks of Russell Investments. "KBW Regional Banking IndexSM" is a service mark of Keefe, Bruyette and Woods, Inc. "MSCI," "MSCI Inc.," "MSCI Index" and "EAFE" are ser vice marks of MSCI. "Barclays Capital" and "Barclays Capital Inc." are trademarks of Barclays Capital Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. "Credit Suisse" and "Credit Suisse 130/30 Large-Cap IndexTM" are trademarks of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFI®" are trademarks of Research Affiliates, LLC. All have been licensed for use by ProShares."Dow Jones Indexes" is the marketing name and a licensed trademark of CME Group Index Services LLC ("CME Indexes"). "Dow Jones Indexes" is a service mark of Dow Jones Trademark Holdings, LLC ("Dow Jones") and has been licensed to CME Indexes. "FTSE®" is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2011 ProShare Advisors LLC. All rights reserved.  PSSA1111

Item 2. Code Of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)                                  Schedule I — Investments in Securities of Unaffiliated Issuers

For those Funds which utilized the Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) - 69.9%
	Consumer Discretionary - 7.4%

8,480	Abercrombie & Fitch Co., Class A	$406,277
35,407	Amazon.com, Inc.*	6,808,412
11,886	Apollo Group, Inc., Class A*	576,233
4,827	AutoNation, Inc.*	174,303
2,850	AutoZone, Inc.*	935,883
23,861	Bed Bath & Beyond, Inc.*	1,443,829
29,550	Best Buy Co., Inc.	800,510
6,419	Big Lots, Inc.*	257,466
21,929	Cablevision Systems Corp., Class A	328,935
22,061	CarMax, Inc.*	634,474
45,077	Carnival Corp.	1,496,556
65,313	CBS Corp., Class B	1,700,751
3,024	Chipotle Mexican Grill, Inc.*	972,397
28,200	Coach, Inc.	1,765,038
268,092	Comcast Corp., Class A	6,077,646
27,105	D.R. Horton, Inc.	322,821
13,117	Darden Restaurants, Inc.	625,812
6,010	DeVry, Inc.	207,405
72,032	DIRECTV, Class A*	3,401,351
26,686	Discovery Communications, Inc., Class A*	1,120,278
18,990	Expedia, Inc.	528,207
11,712	Family Dollar Stores, Inc.	695,927
370,579	Ford Motor Co.*	3,928,137
13,573	GameStop Corp., Class A*	313,808
23,476	Gannett Co., Inc.	254,949
33,852	Gap, Inc. (The)	632,694
15,274	Genuine Parts Co.	893,529
23,825	Goodyear Tire & Rubber Co. (The)*	333,312
29,812	H&R Block, Inc.	468,943
23,047	Harley-Davidson, Inc.	847,438
6,840	Harman International Industries, Inc.	282,492
11,789	Hasbro, Inc.	422,164
152,526	Home Depot, Inc. (The)	5,982,070
29,116	International Game Technology	496,719
46,683	Interpublic Group of Cos., Inc. (The)	437,887
13,927	J.C. Penney Co., Inc.	446,221
66,289	Johnson Controls, Inc.	2,086,778
27,394	Kohl’s Corp.	1,473,797
13,800	Leggett & Platt, Inc.	308,844
15,659	Lennar Corp., Class A	288,282
24,124	Limited Brands, Inc.	1,021,169
122,942	Lowe’s Cos., Inc.	2,951,837
41,662	Macy’s, Inc.	1,346,932
27,530	Marriott International, Inc., Class A	842,969
11	Marriott Vacations Worldwide Corp.*	179
33,453	Mattel, Inc.	963,781
100,624	McDonald’s Corp.	9,611,605
29,356	McGraw-Hill Cos., Inc. (The)	1,253,501
5,132	Netflix, Inc.*	331,168
28,397	Newell Rubbermaid, Inc.	434,474
222,879	News Corp., Class A	3,887,010
37,045	NIKE, Inc., Class B	3,562,988
15,964	Nordstrom, Inc.	722,850
27,245	Omnicom Group, Inc.	1,176,167
12,495	O’Reilly Automotive, Inc.*	965,114
4,833	priceline.com, Inc.*	2,348,306
32,853	PulteGroup, Inc.*	200,732
6,285	Ralph Lauren Corp.	891,590
11,271	Ross Stores, Inc.	1,004,133
9,610	Scripps Networks Interactive, Inc., Class A	382,670
3,748	Sears Holdings Corp.*	226,117
69,180	Staples, Inc.	996,884
72,789	Starbucks Corp.	3,164,866
18,739	Starwood Hotels & Resorts Worldwide, Inc.	893,476
65,829	Target Corp.	3,469,188
12,400	Tiffany & Co.	831,296
31,739	Time Warner Cable, Inc.	1,919,575
101,918	Time Warner, Inc.	3,548,785
37,161	TJX Cos., Inc.	2,292,834
11,586	Urban Outfitters, Inc.*	312,590
8,451	VF Corp.	1,172,069
56,045	Viacom, Inc., Class B	2,508,574
180,994	Walt Disney Co. (The)	6,488,635
487	Washington Post Co. (The), Class B	174,789
7,450	Whirlpool Corp.	365,497
15,936	Wyndham Worldwide Corp.	564,931
7,799	Wynn Resorts Ltd.	940,247
45,306	Yum! Brands, Inc.	2,538,948
		117,487,051
	Consumer Staples - 8.0%

201,981	Altria Group, Inc.	5,794,835
65,904	Archer-Daniels-Midland Co.	1,985,029
41,999	Avon Products, Inc.	713,983
15,049	Beam, Inc.	790,374
9,836	Brown-Forman Corp., Class B	785,011
17,542	Campbell Soup Co.	571,869
12,819	Clorox Co. (The)	832,722
223,923	Coca-Cola Co. (The)	15,054,343
31,128	Coca-Cola Enterprises, Inc.	813,063
47,437	Colgate-Palmolive Co.	4,340,486
40,391	ConAgra Foods, Inc.	1,020,277
17,962	Constellation Brands, Inc., Class A*	349,720
42,674	Costco Wholesale Corp.	3,640,092
131,112	CVS Caremark Corp.	5,092,390
17,926	Dean Foods Co.*	182,128
21,157	Dr. Pepper Snapple Group, Inc.	772,865
11,030	Estee Lauder Cos., Inc. (The), Class A	1,301,319
63,055	General Mills, Inc.	2,519,047
31,304	H. J. Heinz Co.	1,648,156
15,087	Hershey Co. (The)	870,218
13,579	Hormel Foods Corp.	408,864
11,111	J.M. Smucker Co. (The)	844,214
24,381	Kellogg Co.	1,198,570
38,246	Kimberly-Clark Corp.	2,733,442
172,245	Kraft Foods, Inc., Class A	6,226,657
59,017	Kroger Co. (The)	1,368,014
13,535	Lorillard, Inc.	1,510,777
12,912	McCormick & Co., Inc. (Non-Voting)	628,814
19,882	Mead Johnson Nutrition Co.	1,498,308
15,899	Molson Coors Brewing Co., Class B	645,341
154,317	PepsiCo, Inc.	9,876,288
171,318	Philip Morris International, Inc.	13,061,284
267,979	Procter & Gamble Co. (The)	17,303,404
32,963	Reynolds American, Inc.	1,379,831
34,148	Safeway, Inc.	682,960
57,445	Sara Lee Corp.	1,089,157

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
20,719	SUPERVALU, Inc.	$152,285
57,800	Sysco Corp.	1,649,612
28,931	Tyson Foods, Inc., Class A	582,670
88,320	Walgreen Co.	2,978,150
171,418	Wal-Mart Stores, Inc.	10,096,520
15,360	Whole Foods Market, Inc.	1,046,016
		126,039,105
	Energy - 8.8%

22,075	Alpha Natural Resources, Inc.*	529,800
48,551	Anadarko Petroleum Corp.	3,945,740
37,451	Apache Corp.	3,724,127
42,545	Baker Hughes, Inc.	2,323,382
10,175	Cabot Oil & Gas Corp.	901,403
23,943	Cameron International Corp.*	1,292,683
64,448	Chesapeake Energy Corp.	1,633,112
195,337	Chevron Corp.	20,084,550
133,897	ConocoPhillips	9,549,534
22,104	CONSOL Energy, Inc.	920,411
39,243	Denbury Resources, Inc.*	663,207
40,624	Devon Energy Corp.	2,659,247
6,794	Diamond Offshore Drilling, Inc.	408,659
75,133	El Paso Corp.	1,879,076
26,182	EOG Resources, Inc.	2,716,121
14,559	EQT Corp.	902,804
474,162	Exxon Mobil Corp.	38,141,591
23,393	FMC Technologies, Inc.*	1,224,857
89,703	Halliburton Co.	3,301,070
10,471	Helmerich & Payne, Inc.	596,428
29,496	Hess Corp.	1,776,249
69,606	Marathon Oil Corp.	1,946,184
34,777	Marathon Petroleum Corp.	1,161,204
18,882	Murphy Oil Corp.	1,055,881
28,011	Nabors Industries Ltd.*	502,517
41,327	National Oilwell Varco, Inc.	2,963,146
12,915	Newfield Exploration Co.*	591,507
24,645	Noble Corp.*	850,992
17,228	Noble Energy, Inc.	1,695,063
79,244	Occidental Petroleum Corp.	7,837,232
26,427	Peabody Energy Corp.	1,036,731
11,391	Pioneer Natural Resources Co.	1,076,905
17,264	QEP Resources, Inc.	563,670
15,687	Range Resources Corp.	1,124,915
12,416	Rowan Cos., Inc.*	421,027
131,597	Schlumberger Ltd.	9,913,202
33,914	Southwestern Energy Co.*	1,290,428
63,416	Spectra Energy Corp.	1,865,699
10,530	Sunoco, Inc.	408,669
14,029	Tesoro Corp.*	335,153
55,784	Valero Energy Corp.	1,242,310
57,451	Williams Cos., Inc. (The)	1,854,518
		138,911,004
	Financials - 9.3%

32,949	ACE Ltd.	2,290,944
45,553	Aflac, Inc.	1,978,822
50,380	Allstate Corp. (The)	1,349,680
101,273	American Express Co.	4,865,155
42,596	American International Group, Inc.*	992,913
22,998	Ameriprise Financial, Inc.	1,055,838
31,837	Aon Corp.	1,463,547
11,775	Apartment Investment & Management Co., Class A (REIT)	256,460
9,199	Assurant, Inc.	360,969
9,172	AvalonBay Communities, Inc. (REIT)	1,145,124
988,361	Bank of America Corp.	5,376,684
120,211	Bank of New York Mellon Corp. (The)	2,339,306
67,976	BB&T Corp.	1,575,004
171,495	Berkshire Hathaway, Inc., Class B*	13,506,946
9,810	BlackRock, Inc.	1,687,712
14,303	Boston Properties, Inc. (REIT)	1,364,220
44,783	Capital One Financial Corp.	2,000,009
31,730	CBRE Group, Inc.*	533,381
105,143	Charles Schwab Corp. (The)	1,257,510
27,917	Chubb Corp. (The)	1,882,723
15,902	Cincinnati Financial Corp.	471,494
284,544	Citigroup, Inc.	7,819,269
6,534	CME Group, Inc.	1,628,796
19,578	Comerica, Inc.	493,757
53,192	Discover Financial Services	1,267,033
24,723	E*Trade Financial Corp.*	226,957
28,934	Equity Residential (REIT)	1,596,867
9,077	Federated Investors, Inc., Class B	144,052
89,711	Fifth Third Bancorp	1,084,606
25,730	First Horizon National Corp.	198,121
14,231	Franklin Resources, Inc.	1,434,769
47,872	Genworth Financial, Inc., Class A*	315,477
49,320	Goldman Sachs Group, Inc. (The)	4,727,815
43,425	Hartford Financial Services Group, Inc.	771,228
39,672	HCP, Inc. (REIT)	1,533,323
18,379	Health Care REIT, Inc. (REIT)	922,074
68,869	Host Hotels & Resorts, Inc. (REIT)	974,496
51,396	Hudson City Bancorp, Inc.	287,304
84,192	Huntington Bancshares, Inc./OH	442,008
7,185	IntercontinentalExchange, Inc.*	874,558
43,953	Invesco Ltd.	890,048
380,269	JPMorgan Chase & Co.	11,776,931
92,921	KeyCorp	677,394
39,650	Kimco Realty Corp. (REIT)	625,281
12,722	Legg Mason, Inc.	337,515
19,320	Leucadia National Corp.	452,474
30,106	Lincoln National Corp.	607,539
30,344	Loews Corp.	1,166,120
12,279	M&T Bank Corp.	896,121
52,849	Marsh & McLennan Cos., Inc.	1,595,511
103,124	MetLife, Inc.	3,246,344
19,623	Moody’s Corp.	681,114
144,793	Morgan Stanley	2,141,489
12,424	NASDAQ OMX Group, Inc. (The)*	326,130
23,498	Northern Trust Corp.	884,230
25,518	NYSE Euronext	728,794
36,719	People’s United Financial, Inc.	457,152
15,814	Plum Creek Timber Co., Inc. (REIT)	582,588
51,347	PNC Financial Services Group, Inc.	2,783,521
30,570	Principal Financial Group, Inc.	737,654
62,300	Progressive Corp. (The)	1,174,978
44,741	ProLogis, Inc. (REIT)	1,244,695
47,382	Prudential Financial, Inc.	2,399,425
13,832	Public Storage (REIT)	1,824,441

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
122,762	Regions Financial Corp.	$504,552
28,660	Simon Property Group, Inc. (REIT)	3,563,584
50,148	SLM Corp.	645,906
49,149	State Street Corp.	1,948,758
52,371	SunTrust Banks, Inc.	949,486
25,019	T. Rowe Price Group, Inc.	1,420,078
10,245	Torchmark Corp.	436,335
40,843	Travelers Cos., Inc. (The)	2,297,419
187,373	U.S. Bancorp	4,856,708
29,598	Unum Group	666,251
28,056	Ventas, Inc. (REIT)	1,480,235
17,951	Vornado Realty Trust (REIT)	1,336,452
514,920	Wells Fargo & Co.	13,315,831
52,508	Weyerhaeuser Co. (REIT)	881,609
32,040	XL Group plc	660,665
17,954	Zions Bancorp.	288,880
		147,987,189
	Health Care - 8.1%

151,775	Abbott Laboratories	8,279,326
36,369	Aetna, Inc.	1,520,952
33,864	Agilent Technologies, Inc.*	1,269,900
29,986	Allergan, Inc.	2,510,428
26,269	AmerisourceBergen Corp.	975,893
85,522	Amgen, Inc.	4,952,579
55,424	Baxter International, Inc.	2,863,204
21,191	Becton, Dickinson and Co.	1,563,472
23,672	Biogen Idec, Inc.*	2,721,096
149,286	Boston Scientific Corp.*	880,787
166,337	Bristol-Myers Squibb Co.	5,442,547
8,448	C.R. Bard, Inc.	736,581
33,601	Cardinal Health, Inc.	1,426,698
21,802	CareFusion Corp.*	540,254
44,731	Celgene Corp.*	2,821,631
14,213	Cerner Corp.*	866,709
27,830	Cigna Corp.	1,230,921
14,505	Coventry Health Care, Inc.*	463,290
48,114	Covidien plc	2,191,593
9,104	DaVita, Inc.*	693,543
13,772	DENTSPLY International, Inc.	497,307
11,258	Edwards Lifesciences Corp.*	743,366
99,342	Eli Lilly & Co.	3,760,095
47,630	Express Scripts, Inc.*	2,174,309
26,758	Forest Laboratories, Inc.*	801,670
75,250	Gilead Sciences, Inc.*	2,998,712
16,063	Hospira, Inc.*	452,816
16,264	Humana, Inc.	1,442,292
3,804	Intuitive Surgical, Inc.*	1,651,735
267,253	Johnson & Johnson	17,296,614
9,861	Laboratory Corp. of America Holdings*	845,285
17,612	Life Technologies Corp.*	682,113
24,042	McKesson Corp.	1,954,855
37,591	Medco Health Solutions, Inc.*	2,130,282
102,994	Medtronic, Inc.	3,752,071
300,462	Merck & Co., Inc.	10,741,516
41,582	Mylan, Inc.*	812,096
9,124	Patterson Cos., Inc.	275,271
11,031	PerkinElmer, Inc.	208,706
760,879	Pfizer, Inc.	15,270,842
15,468	Quest Diagnostics, Inc.	907,353
32,142	St. Jude Medical, Inc.	1,235,538
32,204	Stryker Corp.	1,572,521
45,902	Tenet Healthcare Corp.*	213,444
37,231	Thermo Fisher Scientific, Inc.*	1,759,165
104,944	UnitedHealth Group, Inc.	5,118,119
11,407	Varian Medical Systems, Inc.*	709,858
8,900	Waters Corp.*	712,000
12,298	Watson Pharmaceuticals, Inc.*	794,697
35,169	WellPoint, Inc.	2,481,173
17,495	Zimmer Holdings, Inc.*	884,372
		128,831,597
	Industrials - 7.5%

69,199	3M Co.	5,607,887
10,333	Avery Dennison Corp.	270,828
72,258	Boeing Co. (The)	4,963,402
16,067	C.H. Robinson Worldwide, Inc.	1,100,750
63,007	Caterpillar, Inc.	6,167,125
10,862	Cintas Corp.	330,205
16,091	Cooper Industries plc	893,533
106,826	CSX Corp.	2,319,192
18,988	Cummins, Inc.	1,829,114
55,505	Danaher Corp.	2,685,332
40,364	Deere & Co.	3,198,847
18,154	Dover Corp.	997,925
4,824	Dun & Bradstreet Corp. (The)	337,053
33,260	Eaton Corp.	1,493,707
72,634	Emerson Electric Co.	3,795,127
11,934	Equifax, Inc.	443,348
20,706	Expeditors International of Washington, Inc.	900,918
28,787	Fastenal Co.	1,198,979
30,914	FedEx Corp.	2,568,335
5,469	Flowserve Corp.	562,049
16,944	Fluor Corp.	928,870
35,281	General Dynamics Corp.	2,330,663
1,033,773	General Electric Co.	16,447,328
12,234	Goodrich Corp.	1,492,670
76,325	Honeywell International, Inc.	4,132,999
47,940	Illinois Tool Works, Inc.	2,178,394
30,472	Ingersoll-Rand plc	1,009,233
19,656	Iron Mountain, Inc.	596,953
12,430	Jacobs Engineering Group, Inc.*	516,342
10,246	Joy Global, Inc.	935,255
10,226	L-3 Communications Holdings, Inc.	677,984
26,869	Lockheed Martin Corp.	2,099,812
34,887	Masco Corp.	334,217
33,907	Norfolk Southern Corp.	2,561,335
25,469	Northrop Grumman Corp.	1,453,516
35,650	PACCAR, Inc.	1,446,321
11,325	Pall Corp.	617,099
15,171	Parker Hannifin Corp.	1,255,855
19,729	Pitney Bowes, Inc.	367,551
14,045	Precision Castparts Corp.	2,313,914
20,722	Quanta Services, Inc.*	426,666
18,315	R.R. Donnelley & Sons Co.	275,091
34,500	Raytheon Co.	1,572,165
31,193	Republic Services, Inc.	856,248
14,119	Robert Half International, Inc.	374,012
13,956	Rockwell Automation, Inc.	1,047,119
14,961	Rockwell Collins, Inc.	821,359
9,379	Roper Industries, Inc.	798,997
4,990	Ryder System, Inc.	260,877
5,680	Snap-on, Inc.	291,384
78,427	Southwest Airlines Co.	657,218
16,411	Stanley Black & Decker, Inc.	1,073,772
8,389	Stericycle, Inc.*	679,677
27,024	Textron, Inc.	525,076
45,301	Tyco International Ltd.	2,172,636
47,617	Union Pacific Corp.	4,924,074

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
95,622	United Parcel Service, Inc., Class B	$6,860,878
88,651	United Technologies Corp.	6,790,667
5,899	W.W. Grainger, Inc.	1,102,523
46,073	Waste Management, Inc.	1,442,085
18,078	Xylem, Inc./NY	432,064
		118,744,555
	Information Technology - 13.6%

62,818	Accenture plc, Class A	3,639,047
48,161	Adobe Systems, Inc.*	1,320,575
56,643	Advanced Micro Devices, Inc.*	322,299
17,945	Akamai Technologies, Inc.*	518,790
31,585	Altera Corp.	1,189,807
16,580	Amphenol Corp., Class A	751,571
29,216	Analog Devices, Inc.	1,018,470
90,409	Apple, Inc.*	34,554,320
128,445	Applied Materials, Inc.	1,384,637
22,304	Autodesk, Inc.*	759,897
47,744	Automatic Data Processing, Inc.	2,439,241
17,130	BMC Software, Inc.*	610,856
46,992	Broadcom Corp., Class A*	1,425,972
36,905	CA, Inc.	782,386
536,405	Cisco Systems, Inc.	9,998,589
18,341	Citrix Systems, Inc.*	1,309,364
29,616	Cognizant Technology Solutions Corp., Class A*	1,994,638
15,170	Computer Sciences Corp.	370,603
21,326	Compuware Corp.*	176,153
153,203	Corning, Inc.	2,033,004
151,218	Dell, Inc.*	2,383,196
111,863	eBay, Inc.*	3,310,026
32,589	Electronic Arts, Inc.*	755,739
201,398	EMC Corp.*	4,634,168
7,876	F5 Networks, Inc.*	890,224
24,151	Fidelity National Information Services, Inc.	581,798
5,760	First Solar, Inc.*	275,674
13,797	Fiserv, Inc.*	795,535
15,569	FLIR Systems, Inc.	418,183
24,586	Google, Inc., Class A*	14,736,602
11,726	Harris Corp.	417,446
202,300	Hewlett-Packard Co.	5,654,285
512,077	Intel Corp.	12,755,838
116,447	International Business Machines Corp.	21,892,036
29,661	Intuit, Inc.	1,579,152
17,764	Jabil Circuit, Inc.	360,076
22,267	JDS Uniphase Corp.*	244,492
51,983	Juniper Networks, Inc.*	1,180,534
16,282	KLA-Tencor Corp.	750,600
7,667	Lexmark International, Inc., Class A	256,538
22,249	Linear Technology Corp.	681,487
55,870	LSI Corp.*	313,989
10,421	Mastercard, Inc., Class A	3,903,186
22,466	MEMC Electronic Materials, Inc.*	93,683
18,584	Microchip Technology, Inc.	648,767
97,913	Micron Technology, Inc.*	586,499
727,198	Microsoft Corp.	18,601,725
13,335	Molex, Inc.	332,575
12,626	Monster Worldwide, Inc.*	92,296
25,490	Motorola Mobility Holdings, Inc.*	994,110
27,941	Motorola Solutions, Inc.	1,304,006
35,939	NetApp, Inc.*	1,323,633
6,807	Novellus Systems, Inc.*	235,658
58,893	NVIDIA Corp.*	920,498
385,300	Oracle Corp.	12,079,155
31,434	Paychex, Inc.	915,044
163,806	QUALCOMM, Inc.	8,976,569
18,828	Red Hat, Inc.*	942,906
26,947	SAIC, Inc.*	324,711
13,243	Salesforce.com, Inc.*	1,568,236
23,313	SanDisk Corp.*	1,149,564
73,143	Symantec Corp.*	1,195,888
42,257	TE Connectivity Ltd.	1,339,969
35,593	Tellabs, Inc.	141,304
16,405	Teradata Corp.*	889,643
18,168	Teradyne, Inc.*	244,541
112,681	Texas Instruments, Inc.	3,391,698
15,969	Total System Services, Inc.	320,019
16,236	VeriSign, Inc.	545,205
49,889	Visa, Inc., Class A	4,837,736
22,732	Western Digital Corp.*	660,819
61,195	Western Union Co. (The)	1,067,241
136,826	Xerox Corp.	1,115,132
25,844	Xilinx, Inc.	845,357
123,138	Yahoo!, Inc.*	1,934,498
		214,989,708
	Materials - 2.5%

20,797	Air Products & Chemicals, Inc.	1,741,749
6,609	Airgas, Inc.	508,563
10,778	AK Steel Holding Corp.	91,182
103,740	Alcoa, Inc.	1,039,475
10,378	Allegheny Technologies, Inc.	521,183
15,946	Ball Corp.	559,864
10,112	Bemis Co., Inc.	298,203
6,392	CF Industries Holdings, Inc.	893,602
14,224	Cliffs Natural Resources, Inc.	964,529
115,216	Dow Chemical Co. (The)	3,192,635
90,917	E.I. du Pont de Nemours & Co.	4,338,559
13,678	Eastman Chemical Co.	541,922
29,252	Ecolab, Inc.	1,667,949
6,985	FMC Corp.	586,181
92,438	Freeport-McMoRan Copper & Gold, Inc.	3,660,545
7,892	International Flavors & Fragrances, Inc.	428,220
42,628	International Paper Co.	1,210,635
16,645	MeadWestvaco Corp.	496,853
52,128	Monsanto Co.	3,828,802
29,028	Mosaic Co. (The)	1,531,517
48,210	Newmont Mining Corp.	3,320,705
30,846	Nucor Corp.	1,216,258
15,989	Owens-Illinois, Inc.*	312,265
15,341	PPG Industries, Inc.	1,346,173
29,459	Praxair, Inc.	3,004,818
15,594	Sealed Air Corp.	274,766
8,567	Sherwin-Williams Co. (The)	743,873
11,935	Sigma-Aldrich Corp.	773,507
8,155	Titanium Metals Corp.	127,055
14,041	United States Steel Corp.	383,319
12,625	Vulcan Materials Co.	409,555
		40,014,462
	Telecommunication Services - 2.1%

38,622	American Tower Corp., Class A*	2,278,698
577,927	AT&T, Inc.	16,748,325
60,106	CenturyLink, Inc.	2,255,177

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
97,067	Frontier Communications Corp.	$555,223
28,630	MetroPCS Communications, Inc.*	239,919
292,020	Sprint Nextel Corp.*	788,454
276,054	Verizon Communications, Inc.	10,415,518
56,255	Windstream Corp.	661,559
		33,942,873
	Utilities - 2.6%

64,093	AES Corp. (The)*	774,243
23,611	Ameren Corp.	798,288
47,053	American Electric Power Co., Inc.	1,867,063
41,536	CenterPoint Energy, Inc.	826,566
24,579	CMS Energy Corp.	514,193
28,595	Consolidated Edison, Inc.	1,699,115
19,630	Constellation Energy Group, Inc.	788,341
55,510	Dominion Resources, Inc.	2,865,426
16,533	DTE Energy Co.	870,463
129,898	Duke Energy Corp.	2,708,373
31,779	Edison International	1,249,233
17,270	Entergy Corp.	1,215,117
64,613	Exelon Corp.	2,863,002
40,772	FirstEnergy Corp.	1,813,131
7,582	Integrys Energy Group, Inc.	390,397
41,196	NextEra Energy, Inc.	2,283,906
4,466	Nicor, Inc.	250,632
27,342	NiSource, Inc.	626,405
17,263	Northeast Utilities	597,472
23,526	NRG Energy, Inc.*	462,992
10,126	ONEOK, Inc.	842,078
22,071	Pepco Holdings, Inc.	436,564
39,249	PG&E Corp.	1,524,431
10,619	Pinnacle West Capital Corp.	503,447
56,348	PPL Corp.	1,691,567
28,706	Progress Energy, Inc.	1,561,032
49,332	Public Service Enterprise Group, Inc.	1,624,996
11,219	SCANA Corp.	489,373
23,337	Sempra Energy	1,241,295
83,625	Southern Co. (The)	3,671,974
21,063	TECO Energy, Inc.	395,563
22,787	Wisconsin Energy Corp.	756,073
47,250	Xcel Energy, Inc.	1,242,203
		41,444,954
	Total Common Stocks (Cost $1,180,188,603)	1,108,392,498

Principal Amount
	U.S. Government & Agency Securities (a) - 7.4%
	Federal Home Loan Bank
$747,139	0.00%, due 12/01/11	747,139
	U.S. Treasury Bills
60,280,000	0.00%, due 12/01/11	60,280,000
56,577,000	0.00%, due 03/01/12	56,576,285
	Total U.S. Government & Agency Securities (Cost $117,603,424)	117,603,424

	Repurchase Agreements (a)(b) - 17.4%
276,834,116	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $276,834,867	276,834,116
	Total Repurchase Agreements (Cost $276,834,116)	276,834,116

	Total Investment Securities (Cost $1,574,626,143) — 94.7%	1,502,830,038
	Other assets less liabilities — 5.3%	83,612,052
	Net Assets — 100.0%	$1,586,442,090

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $450,110,161.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                               Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,669,780
Aggregate gross unrealized depreciation	(100,780,979)
Net unrealized depreciation	$(73,111,199)
Federal income tax cost of investments	$1,575,941,237

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	4,185	12/16/11	$260,620,875	$16,711,581

Cash collateral in the amount of $16,003,110 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$1,006,795,881	$(9,216,134)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	119,596,590	14,861,379

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	121,943,986	(1,018,100)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	277,747,326	(1,987,638)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	66,931,094	(329,136)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	22,064,787	(201,204)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	188,757,032	568,261

		$2,677,428

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell3000

Shares		Value
	Common Stocks (a) - 12.8%
	Consumer Discretionary - 1.5%

2	1-800-Flowers.com, Inc., Class A*	$5
3	99 Cents Only Stores*	66
1	A.H. Belo Corp., Class A	4
5	Aaron’s, Inc.	131
6	Abercrombie & Fitch Co., Class A	287
5	Advance Auto Parts, Inc.	346
5	Aeropostale, Inc.*	78
2	AFC Enterprises, Inc.*	31
24	Amazon.com, Inc.*	4,615
1	Ambassadors Group, Inc.	4
4	AMC Networks, Inc., Class A*	144
4	American Axle & Manufacturing Holdings, Inc.*	35
13	American Eagle Outfitters, Inc.	181
3	American Greetings Corp., Class A	51
1	American Public Education, Inc.*	38
1	America’s Car-Mart, Inc.*	36
1	Amerigon, Inc.*	16
2	Ameristar Casinos, Inc.	35
3	Ann, Inc.*	70
7	Apollo Group, Inc., Class A*	339
2	Arbitron, Inc.	75
1	Archipelago Learning, Inc.*	11
1	Arctic Cat, Inc.*	20
2	Asbury Automotive Group, Inc.*	39
4	Ascena Retail Group, Inc.*	110
1	Ascent Capital Group, Inc., Class A*	47
1	Audiovox Corp., Class A*	7
6	Autoliv, Inc.	320
3	AutoNation, Inc.*	108
2	AutoZone, Inc.*	657
3	Bally Technologies, Inc.*	115
2	Barnes & Noble, Inc.	35
5	Beazer Homes USA, Inc.*	11
3	bebe stores, inc.	22
16	Bed Bath & Beyond, Inc.*	968
6	Belo Corp., Class A	35
1	Benihana, Inc.*	10
19	Best Buy Co., Inc.	515
1	Big 5 Sporting Goods Corp.	9
4	Big Lots, Inc.*	160
2	BJ’s Restaurants, Inc.*	96
1	Black Diamond, Inc.*	8
1	Blue Nile, Inc.*	38
2	Bob Evans Farms, Inc.	67
1	Body Central Corp.*	21
1	Bon-Ton Stores, Inc. (The)	3
7	BorgWarner, Inc.*	461
4	Boyd Gaming Corp.*	27
1	Bravo Brio Restaurant Group, Inc.*	17
1	Bridgepoint Education, Inc.*	22
6	Brinker International, Inc.	144
3	Brown Shoe Co., Inc.	25
6	Brunswick Corp.	112
2	Buckle, Inc. (The)	80
1	Buffalo Wild Wings, Inc.*	64
1	Build-A-Bear Workshop, Inc.*	8
3	Cabela’s, Inc.*	71
14	Cablevision Systems Corp., Class A	210
4	Callaway Golf Co.	23
1	Cambium Learning Group, Inc.*	3
1	Capella Education Co.*	34
4	Career Education Corp.*	28
1	Caribou Coffee Co., Inc.*	14
15	CarMax, Inc.*	431
28	Carnival Corp.	930
1	Carrols Restaurant Group, Inc.*	10
3	Carter’s, Inc.*	119
3	Casual Male Retail Group, Inc.*	10
2	Cato Corp. (The), Class A	51
44	CBS Corp., Class B	1,146
1	CEC Entertainment, Inc.	34
2	Central European Media Enterprises Ltd., Class A*	17
8	Charming Shoppes, Inc.*	31
4	Charter Communications, Inc., Class A*	211
4	Cheesecake Factory, Inc. (The)*	113
1	Cherokee, Inc.	13
12	Chico’s FAS, Inc.	125
2	Children’s Place Retail Stores, Inc. (The)*	108
2	Chipotle Mexican Grill, Inc.*	643
2	Choice Hotels International, Inc.	72
2	Christopher & Banks Corp.	6
1	Churchill Downs, Inc.	49
6	Cinemark Holdings, Inc.	118
1	Citi Trends, Inc.*	9
3	Clear Channel Outdoor Holdings, Inc., Class A*	34
19	Coach, Inc.	1,189
2	Coinstar, Inc.*	85
5	Coldwater Creek, Inc.*	4
4	Collective Brands, Inc.*	56
1	Columbia Sportswear Co.	51
182	Comcast Corp., Class A	4,126
1	Conn’s, Inc.*	11
4	Cooper Tire & Rubber Co.	54
1	Core-Mark Holding Co., Inc.	39
5	Corinthian Colleges, Inc.*	13
1	Cost Plus, Inc.*	8
2	Cracker Barrel Old Country Store, Inc.	95
6	Crocs, Inc.*	93
2	Crown Media Holdings, Inc., Class A*	3
1	CSS Industries, Inc.	21
2	Cumulus Media, Inc., Class A*	6
18	D.R. Horton, Inc.	214
10	Dana Holding Corp.*	125
9	Darden Restaurants, Inc.	429
3	Deckers Outdoor Corp.*	327
7	Denny’s Corp.*	24
1	Destination Maternity Corp.	15
5	DeVry, Inc.	173
6	Dick’s Sporting Goods, Inc.*	236
2	Digital Generation, Inc.*	23
2	Dillard’s, Inc., Class A	94
1	DineEquity, Inc.*	47
51	DIRECTV, Class A*	2,408
18	Discovery Communications, Inc., Class A*	756
13	DISH Network Corp., Class A	319
7	Dollar General Corp.*	284
8	Dollar Tree, Inc.*	652
4	Domino’s Pizza, Inc.*	132
1	Dorman Products, Inc.*	39
5	DreamWorks Animation SKG, Inc., Class A*	93
1	Drew Industries, Inc.	22
1	DSW, Inc., Class A	45
2	Dunkin’ Brands Group, Inc.*	51
2	E.W. Scripps Co. (The), Class A*	17
18	Eastman Kodak Co.*	19

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Education Management Corp.*	$67
2	Entercom Communications Corp., Class A*	11
3	Entravision Communications Corp., Class A*	5
2	Ethan Allen Interiors, Inc.	41
5	Exide Technologies*	14
13	Expedia, Inc.	362
4	Express, Inc.	91
8	Family Dollar Stores, Inc.	475
1	Federal-Mogul Corp.*	15
3	Finish Line (The), Class A	63
1	Fisher Communications, Inc.*	30
10	Foot Locker, Inc.	236
245	Ford Motor Co.*	2,597
3	Fossil, Inc.*	269
1	Francesca’s Holdings Corp.*	17
3	Fred’s, Inc., Class A	40
1	Fuel Systems Solutions, Inc.*	18
3	Furniture Brands International, Inc.*	3
1	G-III Apparel Group Ltd.*	18
9	GameStop Corp., Class A*	208
16	Gannett Co., Inc.	174
23	Gap, Inc. (The)	430
7	Garmin Ltd.	256
2	Gaylord Entertainment Co.*	42
50	General Motors Co.*	1,065
2	Genesco, Inc.*	118
9	Gentex Corp.	265
10	Genuine Parts Co.	585
1	Global Sources Ltd.*	6
2	GNC Holdings, Inc., Class A*	55
16	Goodyear Tire & Rubber Co. (The)*	224
2	Grand Canyon Education, Inc.*	31
3	Gray Television, Inc.*	5
2	Group 1 Automotive, Inc.	98
4	Guess?, Inc.	112
20	H&R Block, Inc.	315
6	Hanesbrands, Inc.*	148
16	Harley-Davidson, Inc.	588
5	Harman International Industries, Inc.	206
3	Harte-Hanks, Inc.	27
8	Hasbro, Inc.	286
1	Haverty Furniture Cos., Inc.	12
2	Helen of Troy Ltd.*	60
1	hhgregg, Inc.*	16
2	Hibbett Sports, Inc.*	91
4	Hillenbrand, Inc.	91
105	Home Depot, Inc. (The)	4,118
1	HomeAway, Inc.*	26
3	HOT Topic, Inc.	21
4	Hovnanian Enterprises, Inc., Class A*	6
3	HSN, Inc.	107
3	Hyatt Hotels Corp., Class A*	107
5	Iconix Brand Group, Inc.*	86
1	interCLICK, Inc.*	9
20	International Game Technology	341
2	International Speedway Corp., Class A	49
32	Interpublic Group of Cos., Inc. (The)	300
3	Interval Leisure Group, Inc.*	42
2	iRobot Corp.*	63
1	Isle of Capri Casinos, Inc.*	5
2	ITT Educational Services, Inc.*	110
11	J.C. Penney Co., Inc.	352
3	Jack in the Box, Inc.*	62
2	Jakks Pacific, Inc.	38
4	Jamba, Inc.*	6
6	Jarden Corp.	187
3	John Wiley & Sons, Inc., Class A	144
45	Johnson Controls, Inc.	1,417
6	Jones Group, Inc. (The)	65
2	JoS. A. Bank Clothiers, Inc.*	99
3	Journal Communications, Inc., Class A*	13
2	K12, Inc.*	50
5	KB Home	37
1	Kirkland’s, Inc.*	12
2	Knology, Inc.*	29
18	Kohl’s Corp.	968
4	Krispy Kreme Doughnuts, Inc.*	30
2	K-Swiss, Inc., Class A*	6
4	Lamar Advertising Co., Class A*	97
26	Las Vegas Sands Corp.*	1,214
3	La-Z-Boy, Inc.*	30
3	Leapfrog Enterprises, Inc.*	16
30	Lear Corp.	1,258
9	Leggett & Platt, Inc.	201
11	Lennar Corp., Class A	203
1	Libbey, Inc.*	12
18	Liberty Global, Inc., Class A*	709
40	Liberty Interactive Corp., Class A*	650
8	Liberty Media Corp. - Liberty Capital, Class A*	610
3	Life Time Fitness, Inc.*	122
1	Lifetime Brands, Inc.	12
16	Limited Brands, Inc.	677
2	LIN TV Corp., Class A*	7
1	Lincoln Educational Services Corp.	7
3	Lions Gate Entertainment Corp.*	26
1	Lithia Motors, Inc., Class A	22
9	Live Nation Entertainment, Inc.*	78
6	Liz Claiborne, Inc.*	50
10	LKQ Corp.*	305
86	Lowe’s Cos., Inc.	2,065
1	Luby’s, Inc.*	5
2	Lumber Liquidators Holdings, Inc.*	34
1	M/I Homes, Inc.*	9
1	Mac-Gray Corp.	12
28	Macy’s, Inc.	905
4	Madison Square Garden Co. (The), Class A*	116
2	Maidenform Brands, Inc.*	37
1	Marcus Corp.	12
1	Marine Products Corp.*	5
2	MarineMax, Inc.*	13
17	Marriott International, Inc., Class A	521
3	Marriott Vacations Worldwide Corp.*	46
2	Martha Stewart Living Omnimedia, Class A*	6
23	Mattel, Inc.	663
2	Matthews International Corp., Class A	66
4	McClatchy Co. (The), Class A*	5
1	McCormick & Schmick’s Seafood Restaurants, Inc.*	9
68	McDonald’s Corp.	6,495
20	McGraw-Hill Cos., Inc. (The)	854
2	MDC Holdings, Inc.	36
2	MDC Partners, Inc., Class A	29
3	Men’s Wearhouse, Inc. (The)	83
2	Meredith Corp.	58
2	Meritage Homes Corp.*	44
23	MGM Resorts International*	237
3	Modine Manufacturing Co.*	29
4	Mohawk Industries, Inc.*	218

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Monarch Casino & Resort, Inc.*	$10
2	Monro Muffler Brake, Inc.	80
1	Morgans Hotel Group Co.*	6
2	Morningstar, Inc.	121
1	Motorcar Parts of America, Inc.*	7
1	Movado Group, Inc.	16
2	Multimedia Games Holding Co., Inc.*	15
1	National American University Holdings, Inc.	8
4	National CineMedia, Inc.	52
3	Netflix, Inc.*	194
2	New York & Co., Inc.*	5
9	New York Times Co. (The), Class A*	66
19	Newell Rubbermaid, Inc.	291
151	News Corp., Class A	2,633
1	Nexstar Broadcasting Group, Inc., Class A*	8
23	NIKE, Inc., Class B	2,212
11	Nordstrom, Inc.	498
2	Nutrisystem, Inc.	23
1	O’Charleys, Inc.*	6
18	Office Depot, Inc.*	41
6	OfficeMax, Inc.*	28
19	Omnicom Group, Inc.	820
1	Orbitz Worldwide, Inc.*	4
9	O’Reilly Automotive, Inc.*	695
6	Orient-Express Hotels Ltd., Class A*	43
1	Outdoor Channel Holdings, Inc.*	7
1	Overstock.com, Inc.*	8
1	Oxford Industries, Inc.	38
1	P.F. Chang’s China Bistro, Inc.	30
3	Pacific Sunwear of California, Inc.*	4
1	Pandora Media, Inc.*	10
2	Panera Bread Co., Class A*	287
1	Papa John’s International, Inc.*	38
1	Peet’s Coffee & Tea, Inc.*	58
4	Penn National Gaming, Inc.*	148
3	Penske Automotive Group, Inc.	61
3	PEP Boys-Manny Moe & Jack (The)	34
1	Perry Ellis International, Inc.*	14
1	PetMed Express, Inc.	9
7	PetSmart, Inc.	338
6	Pier 1 Imports, Inc.*	82
4	Pinnacle Entertainment, Inc.*	42
4	Polaris Industries, Inc.	240
3	Pool Corp.	92
3	priceline.com, Inc.*	1,458
22	PulteGroup, Inc.*	134
4	PVH Corp.	272
9	Quiksilver, Inc.*	28
1	R.G. Barry Corp.	13
7	RadioShack Corp.	80
4	Ralph Lauren Corp.	567
1	ReachLocal, Inc.*	8
1	Red Lion Hotels Corp.*	7
1	Red Robin Gourmet Burgers, Inc.*	27
5	Regal Entertainment Group, Class A	71
4	Regis Corp.	65
4	Rent-A-Center, Inc.	144
1	Rentrak Corp.*	14
8	Ross Stores, Inc.	713
9	Royal Caribbean Cruises Ltd.	249
4	Ruby Tuesday, Inc.*	29
1	rue21, inc.*	24
2	Ruth’s Hospitality Group, Inc.*	10
3	Ryland Group, Inc. (The)	45
8	Saks, Inc.*	76
6	Sally Beauty Holdings, Inc.*	121
2	Scholastic Corp.	54
1	School Specialty, Inc.*	4
4	Scientific Games Corp., Class A*	34
6	Scripps Networks Interactive, Inc., Class A	239
3	Sealy Corp.*	6
3	Sears Holdings Corp.*	181
4	Select Comfort Corp.*	74
16	Service Corp. International	164
1	Shoe Carnival, Inc.*	24
4	Shuffle Master, Inc.*	44
2	Shutterfly, Inc.*	54
6	Signet Jewelers Ltd.	266
3	Sinclair Broadcast Group, Inc., Class A	31
260	Sirius XM Radio, Inc.*	468
3	Six Flags Entertainment Corp.	114
2	Skechers U.S.A., Inc., Class A*	27
1	Skullcandy, Inc.*	15
4	Smith & Wesson Holding Corp.*	12
3	Sonic Automotive, Inc., Class A	44
4	Sonic Corp.*	28
4	Sotheby’s	126
2	Spartan Motors, Inc.	10
1	Speedway Motorsports, Inc.	14
2	Stage Stores, Inc.	25
1	Standard Motor Products, Inc.	20
7	Standard Pacific Corp.*	22
47	Staples, Inc.	677
49	Starbucks Corp.	2,131
13	Starwood Hotels & Resorts Worldwide, Inc.	620
2	Stein Mart, Inc.	13
1	Steiner Leisure Ltd.*	47
2	Steven Madden Ltd.*	71
5	Stewart Enterprises, Inc., Class A	31
2	Stoneridge, Inc.*	16
1	Strayer Education, Inc.	97
1	Sturm Ruger & Co., Inc.	32
1	Summer Infant, Inc.*	7
2	Superior Industries International, Inc.	33
1	Systemax, Inc.*	15
5	Talbots, Inc.*	10
45	Target Corp.	2,372
5	Tempur-Pedic International, Inc.*	273
4	Tenneco, Inc.*	116
4	Tesla Motors, Inc.*	131
4	Texas Roadhouse, Inc.	54
25	Thomson Reuters Corp.	677
3	Thor Industries, Inc.	73
8	Tiffany & Co.	536
22	Time Warner Cable, Inc.	1,331
70	Time Warner, Inc.	2,437
25	TJX Cos., Inc.	1,543
10	Toll Brothers, Inc.*	203
1	Town Sports International Holdings, Inc.*	7
5	Tractor Supply Co.	361
2	True Religion Apparel, Inc.*	70
7	TRW Automotive Holdings Corp.*	229
3	Tuesday Morning Corp.*	10
4	Tupperware Brands Corp.	233
1	U.S. Auto Parts Network, Inc.*	4
3	Ulta Salon Cosmetics & Fragrance, Inc.*	209
2	Under Armour, Inc., Class A*	163

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Unifi, Inc.*	$8
1	Universal Electronics, Inc.*	16
1	Universal Technical Institute, Inc.*	13
8	Urban Outfitters, Inc.*	216
2	Vail Resorts, Inc.	89
3	Valassis Communications, Inc.*	58
3	ValueVision Media, Inc., Class A*	6
1	Vera Bradley, Inc.*	38
6	VF Corp.	832
39	Viacom, Inc., Class B	1,746
21	Virgin Media, Inc.	465
3	Visteon Corp.*	168
2	Vitamin Shoppe, Inc.*	74
124	Walt Disney Co. (The)	4,445
3	Warnaco Group, Inc. (The)*	152
2	Weight Watchers International, Inc.	118
20	Wendy’s Co. (The)	99
1	West Marine, Inc.*	10
6	Wet Seal, Inc. (The), Class A*	21
5	Whirlpool Corp.	245
7	Williams-Sonoma, Inc.	264
2	Winnebago Industries, Inc.*	13
4	WMS Industries, Inc.*	84
3	Wolverine World Wide, Inc.	111
2	World Wrestling Entertainment, Inc., Class A	19
11	Wyndham Worldwide Corp.	390
5	Wynn Resorts Ltd.	603
31	Yum! Brands, Inc.	1,737
1	Zagg, Inc.*	12
2	Zale Corp.*	7
1	Zumiez, Inc.*	24
		108,341
	Consumer Staples - 1.2%

6	Alliance One International, Inc.*	17
138	Altria Group, Inc.	3,959
1	Andersons, Inc. (The)	44
44	Archer-Daniels-Midland Co.	1,325
28	Avon Products, Inc.	476
3	B&G Foods, Inc.	67
10	Beam, Inc.	525
1	Boston Beer Co., Inc. (The), Class A*	100
7	Brown-Forman Corp., Class B	559
10	Bunge Ltd.	625
1	Calavo Growers, Inc.	27
1	Cal-Maine Foods, Inc.	34
12	Campbell Soup Co.	391
2	Casey’s General Stores, Inc.	107
5	Central European Distribution Corp.*	23
3	Central Garden and Pet Co., Class A*	27
1	Chefs’ Warehouse, Inc. (The)*	13
3	Chiquita Brands International, Inc.*	25
9	Church & Dwight Co., Inc.	398
9	Clorox Co. (The)	585
130	Coca-Cola Co. (The)	8,740
21	Coca-Cola Enterprises, Inc.	549
32	Colgate-Palmolive Co.	2,928
27	ConAgra Foods, Inc.	682
12	Constellation Brands, Inc., Class A*	234
5	Corn Products International, Inc.	260
29	Costco Wholesale Corp.	2,474
1	Craft Brewers Alliance, Inc.*	6
89	CVS Caremark Corp.	3,457
8	Darling International, Inc.*	115
12	Dean Foods Co.*	122
1	Diamond Foods, Inc.	28
2	Dole Food Co., Inc.*	17
15	Dr. Pepper Snapple Group, Inc.	548
2	Elizabeth Arden, Inc.*	76
5	Energizer Holdings, Inc.*	361
7	Estee Lauder Cos., Inc. (The), Class A	826
1	Female Health Co. (The)	4
7	Flowers Foods, Inc.	138
2	Fresh Del Monte Produce, Inc.	50
2	Fresh Market, Inc. (The)*	78
42	General Mills, Inc.	1,678
8	Green Mountain Coffee Roasters, Inc.*	419
21	H. J. Heinz Co.	1,106
2	Hain Celestial Group, Inc. (The)*	75
5	Hansen Natural Corp.*	461
1	Harbinger Group, Inc.*	5
6	Heckmann Corp.*	35
8	Herbalife Ltd.	442
10	Hershey Co. (The)	577
9	Hormel Foods Corp.	271
1	Imperial Sugar Co.	4
1	Ingles Markets, Inc., Class A	15
1	Inter Parfums, Inc.	17
1	J&J Snack Foods Corp.	52
8	J.M. Smucker Co. (The)	608
16	Kellogg Co.	787
26	Kimberly-Clark Corp.	1,858
109	Kraft Foods, Inc., Class A	3,940
40	Kroger Co. (The)	927
1	Lancaster Colony Corp.	70
1	Limoneira Co.	17
9	Lorillard, Inc.	1,005
9	McCormick & Co., Inc. (Non-Voting)	438
13	Mead Johnson Nutrition Co.	980
1	Medifast, Inc.*	14
1	MGP Ingredients, Inc.	5
9	Molson Coors Brewing Co., Class B	365
1	Nash Finch Co.	28
1	National Beverage Corp.	17
1	Nature’s Sunshine Products, Inc.*	18
4	Nu Skin Enterprises, Inc., Class A	191
1	Nutraceutical International Corp.*	12
1	Omega Protein Corp.*	8
2	Pantry, Inc. (The)*	25
104	PepsiCo, Inc.	6,656
117	Philip Morris International, Inc.	8,920
3	Pilgrim’s Pride Corp.*	17
3	Prestige Brands Holdings, Inc.*	30
1	Pricesmart, Inc.	68
1	Primo Water Corp.*	3
184	Procter & Gamble Co. (The)	11,881
4	Ralcorp Holdings, Inc.*	325
1	Revlon, Inc., Class A*	15
22	Reynolds American, Inc.	921
39	Rite Aid Corp.*	48
3	Ruddick Corp.	120
23	Safeway, Inc.	460
1	Sanderson Farms, Inc.	51
39	Sara Lee Corp.	739
1	Schiff Nutrition International, Inc.*	12
1	Seneca Foods Corp., Class A*	23
4	Smart Balance, Inc.*	21
11	Smithfield Foods, Inc.*	269
3	Snyder’s-Lance, Inc.	63
1	Spartan Stores, Inc.	18
1	Spectrum Brands Holdings, Inc.*	28
7	Star Scientific, Inc.*	18

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	SUPERVALU, Inc.	$103
1	Susser Holdings Corp.*	23
1	Synutra International, Inc.*	6
38	Sysco Corp.	1,085
2	Tootsie Roll Industries, Inc.	48
2	TreeHouse Foods, Inc.*	132
20	Tyson Foods, Inc., Class A	403
3	United Natural Foods, Inc.*	115
2	Universal Corp.	95
3	Vector Group Ltd.	54
60	Walgreen Co.	2,023
117	Wal-Mart Stores, Inc.	6,891
1	WD-40 Co.	41
1	Weis Markets, Inc.	40
10	Whole Foods Market, Inc.	681
4	Winn-Dixie Stores, Inc.*	22
		89,958
	Energy - 1.5%

5	Abraxas Petroleum Corp.*	18
1	Alon USA Energy, Inc.	9
15	Alpha Natural Resources, Inc.*	360
1	Amyris, Inc.*	11
33	Anadarko Petroleum Corp.	2,682
25	Apache Corp.	2,486
1	Apco Oil and Gas International, Inc.	79
1	Approach Resources, Inc.*	31
14	Arch Coal, Inc.	229
3	ATP Oil & Gas Corp.*	22
4	Atwood Oceanics, Inc.*	164
29	Baker Hughes, Inc.	1,584
2	Basic Energy Services, Inc.*	38
3	Berry Petroleum Co., Class A	132
3	Bill Barrett Corp.*	117
7	BPZ Resources, Inc.*	22
8	Brigham Exploration Co.*	291
2	Bristow Group, Inc.	92
1	C&J Energy Services, Inc.*	20
7	Cabot Oil & Gas Corp.	620
6	Cal Dive International, Inc.*	14
3	Callon Petroleum Co.*	16
4	CAMAC Energy, Inc.*	4
16	Cameron International Corp.*	864
1	CARBO Ceramics, Inc.	142
3	Carrizo Oil & Gas, Inc.*	85
5	Cheniere Energy, Inc.*	50
43	Chesapeake Energy Corp.	1,090
132	Chevron Corp.	13,572
6	Cimarex Energy Co.	402
3	Clean Energy Fuels Corp.*	39
4	Cloud Peak Energy, Inc.*	85
8	Cobalt International Energy, Inc.*	86
5	Complete Production Services, Inc.*	174
3	Comstock Resources, Inc.*	50
7	Concho Resources, Inc.*	711
93	ConocoPhillips	6,633
15	CONSOL Energy, Inc.	625
1	Contango Oil & Gas Co.*	63
3	Continental Resources, Inc.*	212
3	Core Laboratories N.V.	348
1	Crimson Exploration, Inc.*	3
3	Crosstex Energy, Inc.	36
6	CVR Energy, Inc.*	109
1	Dawson Geophysical Co.*	35
1	Delek U.S. Holdings, Inc.	11
26	Denbury Resources, Inc.*	439
28	Devon Energy Corp.	1,833
4	DHT Holdings, Inc.	3
5	Diamond Offshore Drilling, Inc.	301
5	Dresser-Rand Group, Inc.*	260
2	Dril-Quip, Inc.*	142
51	El Paso Corp.	1,276
2	Endeavour International Corp.*	14
5	Energen Corp.	254
2	Energy Partners Ltd.*	28
5	Energy XXI Bermuda Ltd.*	157
18	EOG Resources, Inc.	1,867
9	EQT Corp.	558
1	Evolution Petroleum Corp.*	7
10	EXCO Resources, Inc.	119
4	Exterran Holdings, Inc.*	46
324	Exxon Mobil Corp.	26,063
16	FMC Technologies, Inc.*	838
7	Forest Oil Corp.*	112
3	Frontline Ltd.	9
3	FX Energy, Inc.*	14
4	Gastar Exploration Ltd.*	13
1	Geokinetics, Inc.*	3
1	GeoResources, Inc.*	29
1	Global Geophysical Services, Inc.*	7
7	Global Industries Ltd.*	56
4	GMX Resources, Inc.*	5
3	Golar LNG Ltd.	131
2	Goodrich Petroleum Corp.*	29
1	Green Plains Renewable Energy, Inc.*	11
1	Gulf Island Fabrication, Inc.	28
2	GulfMark Offshore, Inc., Class A*	90
3	Gulfport Energy Corp.*	95
60	Halliburton Co.	2,208
2	Harvest Natural Resources, Inc.*	18
7	Helix Energy Solutions Group, Inc.*	124
6	Helmerich & Payne, Inc.	342
8	Hercules Offshore, Inc.*	31
20	Hess Corp.	1,204
13	HollyFrontier Corp.	302
2	Hornbeck Offshore Services, Inc.*	67
1	Houston American Energy Corp.	14
10	Hyperdynamics Corp.*	37
9	ION Geophysical Corp.*	52
2	James River Coal Co.*	17
8	Key Energy Services, Inc.*	121
11	Kinder Morgan, Inc.	324
1	KiOR, Inc., Class A*	18
1	Knightsbridge Tankers Ltd.	16
14	Kodiak Oil & Gas Corp.*	124
2	Kosmos Energy Ltd.*	27
1	L&L Energy, Inc.*	3
2	Lufkin Industries, Inc.	140
7	Magnum Hunter Resources Corp.*	34
47	Marathon Oil Corp.	1,314
23	Marathon Petroleum Corp.	768
2	Matrix Service Co.*	19
15	McDermott International, Inc.*	170
6	McMoRan Exploration Co.*	96
2	Miller Energy Resources, Inc.*	6
1	Mitcham Industries, Inc.*	15
13	Murphy Oil Corp.	727
19	Nabors Industries Ltd.*	341
28	National Oilwell Varco, Inc.	2,008
1	Natural Gas Services Group, Inc.*	14
9	Newfield Exploration Co.*	412
6	Newpark Resources, Inc.*	54
12	Noble Energy, Inc.	1,181
3	Nordic American Tankers Ltd.	38

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4	Northern Oil and Gas, Inc.*	$98
4	Oasis Petroleum, Inc.*	122
53	Occidental Petroleum Corp.	5,242
7	Oceaneering International, Inc.	333
3	Oil States International, Inc.*	226
2	Overseas Shipholding Group, Inc.	21
8	Parker Drilling Co.*	56
6	Patriot Coal Corp.*	62
10	Patterson-UTI Energy, Inc.	210
18	Peabody Energy Corp.	706
3	Penn Virginia Corp.	16
2	Petroleum Development Corp.*	67
4	Petroquest Energy, Inc.*	27
1	PHI, Inc. (Non-Voting)*	24
4	Pioneer Drilling Co.*	44
8	Pioneer Natural Resources Co.	756
9	Plains Exploration & Production Co.*	320
12	QEP Resources, Inc.	392
8	Quicksilver Resources, Inc.*	65
11	Range Resources Corp.	789
15	Rentech, Inc.*	22
3	Resolute Energy Corp.*	41
2	Rex Energy Corp.*	32
3	Rosetta Resources, Inc.*	163
8	Rowan Cos., Inc.*	271
3	RPC, Inc.	59
27	SandRidge Energy, Inc.*	198
89	Schlumberger Ltd.	6,704
2	Scorpio Tankers, Inc.*	13
1	SEACOR Holdings, Inc.	87
3	SemGroup Corp., Class A*	84
3	Ship Finance International Ltd.	30
4	SM Energy Co.	318
1	Solazyme, Inc.*	12
8	Southern Union Co.	330
23	Southwestern Energy Co.*	875
43	Spectra Energy Corp.	1,265
3	Stone Energy Corp.*	85
7	Sunoco, Inc.	272
5	Superior Energy Services, Inc.*	149
3	Swift Energy Co.*	88
6	Syntroleum Corp.*	6
1	Targa Resources Corp.	35
3	Teekay Corp.	83
3	Teekay Tankers Ltd., Class A	11
2	Tesco Corp.*	27
9	Tesoro Corp.*	215
5	Tetra Technologies, Inc.*	46
3	Tidewater, Inc.	151
3	Triangle Petroleum Corp.*	17
10	Ultra Petroleum Corp.*	352
1	Union Drilling, Inc.*	7
3	Unit Corp.*	152
4	Uranerz Energy Corp.*	8
5	Uranium Energy Corp.*	15
6	Uranium Resources, Inc.*	6
7	Ur-Energy, Inc.*	8
8	USEC, Inc.*	11
3	Vaalco Energy, Inc.*	19
38	Valero Energy Corp.	846
11	Vantage Drilling Co.*	13
2	Venoco, Inc.*	19
3	Voyager Oil & Gas, Inc.*	8
2	W&T Offshore, Inc.	40
5	Warren Resources, Inc.*	14
3	Western Refining, Inc.*	36
1	Westmoreland Coal Co.*	10
8	Whiting Petroleum Corp.*	372
3	Willbros Group, Inc.*	12
39	Williams Cos., Inc. (The)	1,259
5	World Fuel Services Corp.	214
2	Zion Oil & Gas, Inc.*	5
		106,380
	Financials - 1.9%

1	1st Source Corp.	25
2	1st United Bancorp, Inc./FL*	11
3	Acadia Realty Trust (REIT)	59
22	ACE Ltd.	1,530
4	Advance America Cash Advance Centers, Inc.	34
3	Affiliated Managers Group, Inc.*	284
31	Aflac, Inc.	1,347
1	Agree Realty Corp. (REIT)	24
4	Alexandria Real Estate Equities, Inc. (REIT)	262
2	Allied World Assurance Co. Holdings AG	119
34	Allstate Corp. (The)	911
6	Alterra Capital Holdings Ltd.	138
2	American Assets Trust, Inc. (REIT)	41
4	American Campus Communities, Inc. (REIT)	157
12	American Capital Agency Corp. (REIT)	344
23	American Capital Ltd.*	160
1	American Capital Mortgage Investment Corp.	18
4	American Equity Investment Life Holding Co.	44
69	American Express Co.	3,315
5	American Financial Group, Inc./OH	180
29	American International Group, Inc.*	676
1	American Safety Insurance Holdings Ltd.*	22
16	Ameriprise Financial, Inc.	735
2	Ameris Bancorp*	20
1	AMERISAFE, Inc.*	23
1	Ames National Corp.	16
2	AmTrust Financial Services, Inc.	53
63	Annaly Capital Management, Inc. (REIT)	1,012
8	Anworth Mortgage Asset Corp. (REIT)	51
22	Aon Corp.	1,011
8	Apartment Investment & Management Co., Class A (REIT)	174
1	Apollo Commercial Real Estate Finance, Inc. (REIT)	14
13	Apollo Investment Corp.	94
1	Apollo Residential Mortgage, Inc.*	15
9	Arch Capital Group Ltd.*	340
13	Ares Capital Corp.	202
2	Argo Group International Holdings Ltd.	59
5	ARMOUR Residential REIT, Inc. (REIT)	36
1	Arrow Financial Corp.	24
7	Arthur J. Gallagher & Co.	217
2	Artio Global Investors, Inc.	12
3	Ashford Hospitality Trust, Inc. (REIT)	24
5	Aspen Insurance Holdings Ltd.	133
11	Associated Banc-Corp	114

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Associated Estates Realty Corp. (REIT)	$48
6	Assurant, Inc.	235
12	Assured Guaranty Ltd.	116
6	Astoria Financial Corp.	45
6	AvalonBay Communities, Inc. (REIT)	749
1	Avatar Holdings, Inc.*	6
9	Axis Capital Holdings Ltd.	287
1	Baldwin & Lyons, Inc., Class B	22
2	Banco Latinoamericano de Comercio Exterior S.A., Class E	33
2	Bancorp, Inc. (The)/DE*	16
5	BancorpSouth, Inc.	49
3	Bank Mutual Corp.	10
667	Bank of America Corp.	3,628
3	Bank of Hawaii Corp.	128
82	Bank of New York Mellon Corp. (The)	1,596
2	Bank of the Ozarks, Inc.	57
1	BankFinancial Corp.	6
2	BankUnited, Inc.	43
1	Banner Corp.	16
46	BB&T Corp.	1,066
2	Beneficial Mutual Bancorp, Inc.*	17
115	Berkshire Hathaway, Inc., Class B*	9,057
1	Berkshire Hills Bancorp, Inc.	20
5	BGC Partners, Inc., Class A	32
9	BioMed Realty Trust, Inc. (REIT)	160
5	BlackRock Kelso Capital Corp.	43
6	BlackRock, Inc.	1,032
1	BofI Holding, Inc.*	16
2	BOK Financial Corp.	110
5	Boston Private Financial Holdings, Inc.	39
10	Boston Properties, Inc. (REIT)	954
9	Brandywine Realty Trust (REIT)	78
5	BRE Properties, Inc. (REIT)	243
1	Bridge Capital Holdings*	10
4	Brookline Bancorp, Inc.	32
8	Brown & Brown, Inc.	167
1	Bryn Mawr Bank Corp.	19
1	Calamos Asset Management, Inc., Class A	12
1	Camden National Corp.	30
5	Camden Property Trust (REIT)	289
2	Campus Crest Communities, Inc. (REIT)	20
1	Cape Bancorp, Inc.*	7
1	Capital Bank Corp.*	2
1	Capital City Bank Group, Inc.	11
30	Capital One Financial Corp.	1,340
21	CapitalSource, Inc.	135
11	Capitol Federal Financial, Inc.	125
4	CapLease, Inc. (REIT)	17
6	Capstead Mortgage Corp. (REIT)	75
2	Cardinal Financial Corp.	21
2	Cash America International, Inc.	99
5	Cathay General Bancorp	69
10	CBL & Associates Properties, Inc. (REIT)	143
3	CBOE Holdings, Inc.	81
19	CBRE Group, Inc.*	319
4	Cedar Realty Trust, Inc. (REIT)	13
1	Center Bancorp, Inc.	10
2	CenterState Banks, Inc.	11
1	Central Pacific Financial Corp.*	13
69	Charles Schwab Corp. (The)	825
1	Chatham Lodging Trust (REIT)	11
2	Chemical Financial Corp.	41
2	Chesapeake Lodging Trust (REIT)	32
68	Chimera Investment Corp. (REIT)	182
19	Chubb Corp. (The)	1,281
1	CIFC Corp.*	6
10	Cincinnati Financial Corp.	296
13	CIT Group, Inc.*	440
191	Citigroup, Inc.	5,249
1	Citizens & Northern Corp.	17
2	Citizens, Inc./TX*	17
1	City Holding Co.	33
3	City National Corp./CA	127
1	Clifton Savings Bancorp, Inc.	10
4	CME Group, Inc.	997
2	CNA Financial Corp.	52
1	CNB Financial Corp./PA	16
15	CNO Financial Group, Inc.*	95
2	CoBiz Financial, Inc.	11
3	Cogdell Spencer, Inc. (REIT)	11
1	Cohen & Steers, Inc.	27
5	Colonial Properties Trust (REIT)	99
2	Colony Financial, Inc. (REIT)	30
3	Columbia Banking System, Inc.	54
13	Comerica, Inc.	328
5	Commerce Bancshares, Inc./MO	186
6	CommonWealth REIT (REIT)	100
2	Community Bank System, Inc.	53
1	Community Trust Bancorp, Inc.	28
3	Compass Diversified Holdings	38
1	Coresite Realty Corp. (REIT)	17
5	Corporate Office Properties Trust (REIT)	104
6	Cousins Properties, Inc. (REIT)	36
4	Cowen Group, Inc., Class A*	10
2	Crawford & Co., Class B	13
4	CreXus Investment Corp. (REIT)	39
7	CubeSmart (REIT)	70
4	Cullen/Frost Bankers, Inc.	202
6	CVB Financial Corp.	59
5	CYS Investments, Inc. (REIT)	66
16	DCT Industrial Trust, Inc. (REIT)	77
14	DDR Corp. (REIT)	164
3	Delphi Financial Group, Inc., Class A	83
3	DFC Global Corp.*	54
11	DiamondRock Hospitality Co. (REIT)	97
7	Digital Realty Trust, Inc. (REIT)	445
2	Dime Community Bancshares, Inc.	24
36	Discover Financial Services	858
1	Donegal Group, Inc., Class A	14
8	Doral Financial Corp.*	7
8	Douglas Emmett, Inc. (REIT)	144
2	Duff & Phelps Corp., Class A	30
17	Duke Realty Corp. (REIT)	197
4	DuPont Fabros Technology, Inc. (REIT)	90
3	Dynex Capital, Inc. (REIT)	27
17	E*Trade Financial Corp.*	156
1	Eagle Bancorp, Inc.*	15
10	East West Bancorp, Inc.	196
2	EastGroup Properties, Inc. (REIT)	85
8	Eaton Vance Corp.	192
1	Edelman Financial Group, Inc.	7
5	Education Realty Trust, Inc. (REIT)	47
1	eHealth, Inc.*	15
3	Employers Holdings, Inc.	52
1	Encore Bancshares, Inc.*	12

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	Encore Capital Group, Inc.*	$22
3	Endurance Specialty Holdings Ltd.	109
1	Enterprise Financial Services Corp.	14
3	Entertainment Properties Trust (REIT)	134
1	Epoch Holding Corp.	24
2	Equity Lifestyle Properties, Inc. (REIT)	124
4	Equity One, Inc. (REIT)	67
19	Equity Residential (REIT)	1,049
2	Erie Indemnity Co., Class A	148
1	ESB Financial Corp.	13
1	ESSA Bancorp, Inc.	11
2	Essex Property Trust, Inc. (REIT)	266
1	Evercore Partners, Inc., Class A	28
3	Everest Re Group Ltd.	263
2	Excel Trust, Inc. (REIT)	22
6	Extra Space Storage, Inc. (REIT)	145
3	EZCORP, Inc., Class A*	87
1	FBL Financial Group, Inc., Class A	34
3	FBR & Co.*	6
1	Federal Agricultural Mortgage Corp., Class C	17
4	Federal Realty Investment Trust (REIT)	354
6	Federated Investors, Inc., Class B	95
8	FelCor Lodging Trust, Inc. (REIT)*	21
15	Fidelity National Financial, Inc., Class A	238
5	Fifth Street Finance Corp.	49
60	Fifth Third Bancorp	725
3	Financial Engines, Inc.*	66
1	Financial Institutions, Inc.	17
7	First American Financial Corp.	81
1	First Bancorp, Inc./ME	15
1	First Bancorp/NC	12
5	First Busey Corp.	26
2	First Cash Financial Services, Inc.*	73
7	First Commonwealth Financial Corp.	33
1	First Community Bancshares, Inc./VA	12
1	First Connecticut Bancorp, Inc.*	13
1	First Defiance Financial Corp.	15
4	First Financial Bancorp	64
2	First Financial Bankshares, Inc.	66
1	First Financial Corp./IN	33
1	First Financial Holdings, Inc.	8
17	First Horizon National Corp.	131
6	First Industrial Realty Trust, Inc. (REIT)*	57
1	First Interstate BancSystem, Inc.	12
4	First Marblehead Corp. (The)*	5
2	First Merchants Corp.	16
5	First Midwest Bancorp, Inc./IL	47
20	First Niagara Financial Group, Inc.	176
1	First of Long Island Corp. (The)	26
1	First Pactrust Bancorp, Inc.	11
3	First Potomac Realty Trust (REIT)	38
5	First Republic Bank*	142
7	FirstMerit Corp.	102
13	Flagstar Bancorp, Inc.*	7
3	Flagstone Reinsurance Holdings S.A.	25
2	Flushing Financial Corp.	26
8	FNB Corp./PA	85
9	Forest City Enterprises, Inc., Class A*	109
2	Forestar Group, Inc.*	30
1	Fox Chase Bancorp, Inc.	13
1	Franklin Financial Corp./VA*	11
10	Franklin Resources, Inc.	1,008
5	Franklin Street Properties Corp. (REIT)	55
13	Fulton Financial Corp.	122
1	FXCM, Inc., Class A	10
37	General Growth Properties, Inc. (REIT)	521
32	Genworth Financial, Inc., Class A*	211
1	German American Bancorp, Inc.	18
2	Getty Realty Corp. (REIT)	32
5	GFI Group, Inc.	21
5	Glacier Bancorp, Inc.	60
1	Gladstone Capital Corp.	7
1	Gladstone Commercial Corp. (REIT)	17
1	Gladstone Investment Corp.	8
5	Gleacher & Co., Inc.*	6
7	Glimcher Realty Trust (REIT)	61
1	Global Indemnity plc*	19
34	Goldman Sachs Group, Inc. (The)	3,259
1	Golub Capital BDC, Inc.	16
2	Government Properties Income Trust (REIT)	43
1	Great Southern Bancorp, Inc.	21
1	Green Dot Corp., Class A*	33
2	Greenhill & Co., Inc.	77
2	Greenlight Capital Re Ltd., Class A*	48
1	Hallmark Financial Services*	8
1	Hampton Roads Bankshares, Inc.*	3
5	Hancock Holding Co.	153
10	Hanmi Financial Corp.*	9
3	Hanover Insurance Group, Inc. (The)	108
1	Harleysville Group, Inc.	59
2	Harris & Harris Group, Inc.*	7
29	Hartford Financial Services Group, Inc.	515
5	Hatteras Financial Corp. (REIT)	134
7	HCC Insurance Holdings, Inc.	188
27	HCP, Inc. (REIT)	1,044
12	Health Care REIT, Inc. (REIT)	602
5	Healthcare Realty Trust, Inc. (REIT)	88
1	Heartland Financial USA, Inc.	15
3	Hercules Technology Growth Capital, Inc.	28
1	Heritage Commerce Corp.*	5
1	Heritage Financial Corp./WA	12
9	Hersha Hospitality Trust (REIT)	39
2	HFF, Inc., Class A*	22
5	Highwoods Properties, Inc. (REIT)	144
3	Hilltop Holdings, Inc.*	25
1	Home Bancshares, Inc./AR	25
1	Home Federal Bancorp, Inc./ID	11
3	Home Properties, Inc. (REIT)	165
3	Horace Mann Educators Corp.	37
8	Hospitality Properties Trust (REIT)	176
45	Host Hotels & Resorts, Inc. (REIT)	637
1	Howard Hughes Corp. (The)*	46
31	Hudson City Bancorp, Inc.	173
1	Hudson Pacific Properties, Inc. (REIT)	13
1	Hudson Valley Holding Corp.	22
57	Huntington Bancshares, Inc./OH	299
2	Iberiabank Corp.	100
2	ICG Group, Inc.*	17
1	Imperial Holdings, Inc.*	2
1	Independent Bank Corp./MA	26
1	Infinity Property & Casualty Corp.	57
5	Inland Real Estate Corp. (REIT)	37
2	Interactive Brokers Group, Inc., Class A	30

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	IntercontinentalExchange, Inc.*	$609
3	International Bancshares Corp.	54
1	INTL FCStone, Inc.*	25
30	Invesco Ltd.	607
8	Invesco Mortgage Capital, Inc. (REIT)	126
3	Investment Technology Group, Inc.*	32
3	Investors Bancorp, Inc.*	41
5	Investors Real Estate Trust (REIT)	35
6	iStar Financial, Inc. (REIT)*	33
12	Janus Capital Group, Inc.	79
9	Jefferies Group, Inc.	103
1	JMP Group, Inc.	7
3	Jones Lang LaSalle, Inc.	193
262	JPMorgan Chase & Co.	8,114
2	KBW, Inc.	27
1	Kearny Financial Corp.	10
3	Kemper Corp.	83
2	Kennedy-Wilson Holdings, Inc.	22
63	KeyCorp	459
4	Kilroy Realty Corp. (REIT)	144
27	Kimco Realty Corp. (REIT)	426
4	Kite Realty Group Trust (REIT)	17
7	Knight Capital Group, Inc., Class A*	88
1	Kohlberg Capital Corp.	6
7	Ladenburg Thalmann Financial Services, Inc.*	16
1	Lakeland Bancorp, Inc.	9
1	Lakeland Financial Corp.	25
6	LaSalle Hotel Properties (REIT)	140
7	Lazard Ltd., Class A	181
10	Legg Mason, Inc.	265
13	Leucadia National Corp.	304
8	Lexington Realty Trust (REIT)	61
8	Liberty Property Trust (REIT)	238
21	Lincoln National Corp.	424
21	Loews Corp.	807
2	LPL Investment Holdings, Inc.*	60
2	LTC Properties, Inc. (REIT)	57
8	M&T Bank Corp.	584
9	Macerich Co. (The) (REIT)	451
6	Mack-Cali Realty Corp. (REIT)	153
3	Maiden Holdings Ltd.	26
2	Main Street Capital Corp.	39
1	MainSource Financial Group, Inc.	8
1	Markel Corp.*	401
2	MarketAxess Holdings, Inc.	58
1	Marlin Business Services Corp.	13
36	Marsh & McLennan Cos., Inc.	1,087
4	MB Financial, Inc.	68
10	MBIA, Inc.*	97
5	MCG Capital Corp.	22
4	Meadowbrook Insurance Group, Inc.	41
1	Medallion Financial Corp.	12
7	Medical Properties Trust, Inc. (REIT)	67
1	Medley Capital Corp.	10
2	Mercury General Corp.	90
1	Meridian Interstate Bancorp, Inc.*	12
54	MetLife, Inc.	1,700
1	Metro Bancorp, Inc.*	8
23	MFA Financial, Inc. (REIT)	158
12	MGIC Investment Corp.*	35
2	Mid-America Apartment Communities, Inc. (REIT)	115
1	MidSouth Bancorp, Inc.	13
1	Mission West Properties, Inc. (REIT)	8
2	Monmouth Real Estate Investment Corp., Class A (REIT)	17
4	Montpelier Re Holdings Ltd.	68
13	Moody’s Corp.	451
102	Morgan Stanley	1,509
3	MPG Office Trust, Inc. (REIT)*	6
8	MSCI, Inc., Class A*	270
2	MVC Capital, Inc.	26
4	Nara Bancorp, Inc.*	37
8	NASDAQ OMX Group, Inc. (The)*	210
3	National Financial Partners Corp.*	41
2	National Health Investors, Inc. (REIT)	85
8	National Penn Bancshares, Inc.	67
6	National Retail Properties, Inc. (REIT)	159
1	Navigators Group, Inc. (The)*	47
2	NBT Bancorp, Inc.	43
2	Nelnet, Inc., Class A	46
2	Netspend Holdings, Inc.*	13
29	New York Community Bancorp, Inc.	349
7	Newcastle Investment Corp. (REIT)	31
2	NewStar Financial, Inc.*	20
1	NGP Capital Resources Co.	7
1	Nicholas Financial, Inc.	11
14	Northern Trust Corp.	527
1	Northfield Bancorp, Inc.	14
6	NorthStar Realty Finance Corp. (REIT)	26
7	Northwest Bancshares, Inc.	87
17	NYSE Euronext	486
1	OceanFirst Financial Corp.	13
5	Ocwen Financial Corp.*	66
6	Old National Bancorp/IN	67
17	Old Republic International Corp.	140
7	Omega Healthcare Investors, Inc. (REIT)	126
1	OmniAmerican Bancorp, Inc.*	15
1	One Liberty Properties, Inc. (REIT)	16
1	OneBeacon Insurance Group Ltd., Class A	15
1	Oppenheimer Holdings Inc., Class A	15
3	Oriental Financial Group, Inc.	33
3	Oritani Financial Corp.	39
1	Pacific Continental Corp.	9
2	PacWest Bancorp	37
1	Park National Corp.	61
2	Park Sterling Corp.*	8
1	Parkway Properties, Inc./MD (REIT)	10
4	PartnerRe Ltd.	263
3	Pebblebrook Hotel Trust (REIT)	56
3	PennantPark Investment Corp.	32
4	Pennsylvania Real Estate Investment Trust (REIT)	37
2	PennyMac Mortgage Investment Trust (REIT)	32
1	Peoples Bancorp, Inc./OH	13
25	People’s United Financial, Inc.	311
4	PHH Corp.*	61
8	Phoenix Cos., Inc. (The)*	14
1	PICO Holdings, Inc.*	22
11	Piedmont Office Realty Trust, Inc., Class A (REIT)	183
2	Pinnacle Financial Partners, Inc.*	30
1	Piper Jaffray Cos.*	21
2	Platinum Underwriters Holdings Ltd.	69
11	Plum Creek Timber Co., Inc. (REIT)	405
35	PNC Financial Services Group, Inc.	1,897
67	Popular, Inc.*	100
1	Portfolio Recovery Associates, Inc.*	69
3	Post Properties, Inc. (REIT)	120

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	Potlatch Corp. (REIT)	$96
1	Presidential Life Corp.	10
2	Primerica, Inc.	46
2	Primus Guaranty Ltd.*	12
21	Principal Financial Group, Inc.	507
4	PrivateBancorp, Inc.	38
2	ProAssurance Corp.	159
41	Progressive Corp. (The)	773
30	ProLogis, Inc. (REIT)	835
7	Prospect Capital Corp.	65
3	Prosperity Bancshares, Inc.	120
6	Protective Life Corp.	133
4	Provident Financial Services, Inc.	52
3	Provident New York Bancorp	21
32	Prudential Financial, Inc.	1,620
1	PS Business Parks, Inc. (REIT)	53
9	Public Storage (REIT)	1,187
1	Pzena Investment Management, Inc., Class A	5
9	Radian Group, Inc.	19
3	RAIT Financial Trust (REIT)	13
3	Ramco-Gershenson Properties Trust (REIT)	25
7	Raymond James Financial, Inc.	209
8	Rayonier, Inc. (REIT)	325
9	Realty Income Corp. (REIT)	305
5	Redwood Trust, Inc. (REIT)	52
6	Regency Centers Corp. (REIT)	223
83	Regions Financial Corp.	341
5	Reinsurance Group of America, Inc.	258
3	RenaissanceRe Holdings Ltd.	220
2	Renasant Corp.	30
1	Republic Bancorp, Inc./KY, Class A	21
5	Resource Capital Corp. (REIT)	27
3	Retail Opportunity Investments Corp. (REIT)	35
1	RLI Corp.	71
2	RLJ Lodging Trust (REIT)	32
2	Rockville Financial, Inc.	20
2	S&T Bancorp, Inc.	37
1	S.Y. Bancorp, Inc.	21
2	Sabra Health Care REIT, Inc. (REIT)	21
1	Safeguard Scientifics, Inc.*	17
1	Safety Insurance Group, Inc.	42
2	Sandy Spring Bancorp, Inc.	35
1	SCBT Financial Corp.	28
1	SeaBright Holdings, Inc.	7
5	Seacoast Banking Corp. of Florida*	7
10	SEI Investments Co.	168
4	Selective Insurance Group, Inc.	66
11	Senior Housing Properties Trust (REIT)	241
1	Sierra Bancorp	10
3	Signature Bank/NY*	175
1	Simmons First National Corp., Class A	26
19	Simon Property Group, Inc. (REIT)	2,362
6	SL Green Realty Corp. (REIT)	395
35	SLM Corp.	451
2	Solar Capital Ltd.	46
1	Solar Senior Capital Ltd.	16
1	Southside Bancshares, Inc.	22
1	Southwest Bancorp, Inc./OK*	5
2	Sovran Self Storage, Inc. (REIT)	83
4	St. Joe Co. (The)*	58
1	STAG Industrial, Inc. (REIT)	10
3	StanCorp Financial Group, Inc.	106
6	Starwood Property Trust, Inc. (REIT)	107
1	State Auto Financial Corp.	12
1	State Bancorp, Inc./NY	12
2	State Bank Financial Corp.*	30
33	State Street Corp.	1,308
2	StellarOne Corp.	25
2	Sterling Bancorp/NY	17
2	Sterling Financial Corp./WA*	32
1	Stewart Information Services Corp.	11
4	Stifel Financial Corp.*	127
12	Strategic Hotels & Resorts, Inc. (REIT)*	60
1	Suffolk Bancorp	9
2	Summit Hotel Properties, Inc. (REIT)	17
2	Sun Bancorp, Inc./NJ*	5
1	Sun Communities, Inc. (REIT)	36
8	Sunstone Hotel Investors, Inc. (REIT)*	61
35	SunTrust Banks, Inc.	635
10	Susquehanna Bancshares, Inc.	79
3	SVB Financial Group*	141
2	SWS Group, Inc.	13
4	Symetra Financial Corp.	38
52	Synovus Financial Corp.	77
17	T. Rowe Price Group, Inc.	965
6	Tanger Factory Outlet Centers (REIT)	170
4	Taubman Centers, Inc. (REIT)	249
1	Taylor Capital Group, Inc.*	9
10	TCF Financial Corp.	101
14	TD Ameritrade Holding Corp.	228
1	Tejon Ranch Co.*	25
1	Terreno Realty Corp. (REIT)	13
1	Territorial Bancorp, Inc.	20
2	Texas Capital Bancshares, Inc.*	58
5	TFS Financial Corp.*	46
1	THL Credit, Inc.	12
2	TICC Capital Corp.	18
1	Tompkins Financial Corp.	40
7	Torchmark Corp.	298
1	Tower Bancorp, Inc.	27
2	Tower Group, Inc.	42
2	TowneBank/VA	25
4	Transatlantic Holdings, Inc.	219
28	Travelers Cos., Inc. (The)	1,575
1	Triangle Capital Corp.	18
1	Trico Bancshares	15
6	TrustCo Bank Corp NY	32
4	Trustmark Corp.	89
9	Two Harbors Investment Corp. (REIT)	84
127	U.S. Bancorp	3,292
14	UDR, Inc. (REIT)	329
2	UMB Financial Corp.	71
1	UMH Properties, Inc. (REIT)	9
8	Umpqua Holdings Corp.	100
1	Union First Market Bankshares Corp.	13
3	United Bankshares, Inc.	80
3	United Community Banks, Inc./GA*	21
1	United Financial Bancorp, Inc.	17
1	United Fire & Casualty Co.	20
1	Universal Health Realty Income Trust (REIT)	37
1	Universal Insurance Holdings, Inc.	3
1	Univest Corp. of Pennsylvania	15
20	Unum Group	450
2	Urstadt Biddle Properties, Inc., Class A (REIT)	34
5	Validus Holdings Ltd.	150
11	Valley National Bancorp	130

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
17	Ventas, Inc. (REIT)	$897
2	ViewPoint Financial Group	26
2	Virginia Commerce Bancorp, Inc.*	13
12	Vornado Realty Trust (REIT)	893
8	W. R. Berkley Corp.	273
6	Waddell & Reed Financial, Inc., Class A	163
1	Walker & Dunlop, Inc.*	13
2	Walter Investment Management Corp.	45
1	Washington Banking Co.	11
7	Washington Federal, Inc.	91
4	Washington Real Estate Investment Trust (REIT)	109
1	Washington Trust Bancorp, Inc.	24
5	Webster Financial Corp.	98
8	Weingarten Realty Investors (REIT)	166
324	Wells Fargo & Co.	8,379
2	WesBanco, Inc.	39
1	West Bancorp., Inc.	10
1	West Coast Bancorp/OR*	16
2	Westamerica Bancorp.	92
5	Western Alliance Bancorp.*	31
2	Westfield Financial, Inc.	15
35	Weyerhaeuser Co. (REIT)	588
4	Wilshire Bancorp, Inc.*	13
2	Winthrop Realty Trust (REIT)	19
2	Wintrust Financial Corp.	56
1	World Acceptance Corp.*	69
20	XL Group plc	412
12	Zions Bancorp.	193
		133,354
	Health Care - 1.5%

1	Abaxis, Inc.*	28
102	Abbott Laboratories	5,564
2	Abiomed, Inc.*	40
3	Accretive Health, Inc.*	69
5	Accuray, Inc.*	20
3	Achillion Pharmaceuticals, Inc.*	20
3	Acorda Therapeutics, Inc.*	69
1	Acura Pharmaceuticals, Inc.*	4
1	Aegerion Pharmaceuticals, Inc.*	16
25	Aetna, Inc.	1,045
2	Affymax, Inc.*	11
5	Affymetrix, Inc.*	23
23	Agilent Technologies, Inc.*	862
1	Air Methods Corp.*	81
4	Akorn, Inc.*	43
1	Albany Molecular Research, Inc.*	2
6	Alere, Inc.*	140
12	Alexion Pharmaceuticals, Inc.*	824
4	Align Technology, Inc.*	98
1	Alimera Sciences, Inc.*	1
6	Alkermes plc*	92
20	Allergan, Inc.	1,674
2	Alliance HealthCare Services, Inc.*	2
5	Allos Therapeutics, Inc.*	7
13	Allscripts Healthcare Solutions, Inc.*	253
1	Almost Family, Inc.*	15
2	Alnylam Pharmaceuticals, Inc.*	14
4	Alphatec Holdings, Inc.*	8
1	AMAG Pharmaceuticals, Inc.*	18
2	Amedisys, Inc.*	24
1	American Dental Partners, Inc.*	19
3	AMERIGROUP Corp.*	172
18	AmerisourceBergen Corp.	669
58	Amgen, Inc.	3,359
1	Amicus Therapeutics, Inc.*	3
3	AMN Healthcare Services, Inc.*	14
1	Ampio Pharmaceuticals, Inc.*	7
2	Amsurg Corp.*	52
9	Amylin Pharmaceuticals, Inc.*	97
1	Anacor Pharmaceuticals, Inc.*	5
1	Analogic Corp.	56
2	AngioDynamics, Inc.*	30
6	Antares Pharma, Inc.*	16
1	Anthera Pharmaceuticals, Inc.*	6
1	Ardea Biosciences, Inc.*	19
10	Arena Pharmaceuticals, Inc.*	16
9	Ariad Pharmaceuticals, Inc.*	109
4	Arqule, Inc.*	22
4	Array Biopharma, Inc.*	8
2	ArthroCare Corp.*	60
1	Assisted Living Concepts, Inc., Class A	14
4	Astex Pharmaceuticals, Inc.*	6
2	athenahealth, Inc.*	119
1	AtriCure, Inc.*	10
3	Auxilium Pharmaceuticals, Inc.*	52
8	AVANIR Pharmaceuticals, Inc., Class A*	20
2	AVEO Pharmaceuticals, Inc.*	34
9	AVI BioPharma, Inc.*	7
1	Bacterin International Holdings, Inc.*	2
38	Baxter International, Inc.	1,963
14	Becton, Dickinson and Co.	1,033
1	BG Medicine, Inc.*	5
2	BioCryst Pharmaceuticals, Inc.*	6
16	Biogen Idec, Inc.*	1,839
2	Biolase Technology, Inc.*	6
7	BioMarin Pharmaceutical, Inc.*	242
1	BioMimetic Therapeutics, Inc.*	3
1	Bio-Rad Laboratories, Inc., Class A*	94
2	Bio-Reference Labs, Inc.*	25
7	BioSante Pharmaceuticals, Inc.*	17
3	BioScrip, Inc.*	18
2	BioTime, Inc.*	9
101	Boston Scientific Corp.*	596
112	Bristol-Myers Squibb Co.	3,665
6	Brookdale Senior Living, Inc.*	93
6	Bruker Corp.*	75
6	C.R. Bard, Inc.	523
3	Cadence Pharmaceuticals, Inc.*	13
2	Cambrex Corp.*	14
1	Cantel Medical Corp.	26
2	Capital Senior Living Corp.*	15
23	Cardinal Health, Inc.	977
2	CardioNet, Inc.*	5
1	Cardiovascular Systems, Inc.*	10
15	CareFusion Corp.*	372
3	Catalyst Health Solutions, Inc.*	156
30	Celgene Corp.*	1,892
13	Cell Therapeutics, Inc.*	15
3	Celldex Therapeutics, Inc.*	8
3	Centene Corp.*	116
4	Cepheid, Inc.*	137
9	Cerner Corp.*	549
3	Cerus Corp.*	9
3	Charles River Laboratories International, Inc.*	85
4	Chelsea Therapeutics International Ltd.*	21
1	Chemed Corp.	54
1	Chindex International, Inc.*	9

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
18	Cigna Corp.	$796
2	Cleveland Biolabs, Inc.*	6
2	Codexis, Inc.*	10
5	Columbia Laboratories, Inc.*	11
6	Community Health Systems, Inc.*	119
1	Complete Genomics, Inc.*	4
1	Computer Programs & Systems, Inc.	45
2	Conceptus, Inc.*	22
2	CONMED Corp.*	53
3	Cooper Cos., Inc. (The)	184
3	Corcept Therapeutics, Inc.*	9
1	Cornerstone Therapeutics, Inc.*	6
4	Covance, Inc.*	184
10	Coventry Health Care, Inc.*	319
33	Covidien plc	1,503
2	Cross Country Healthcare, Inc.*	10
2	CryoLife, Inc.*	8
4	Cubist Pharmaceuticals, Inc.*	154
5	Curis, Inc.*	18
2	Cyberonics, Inc.*	61
1	Cynosure, Inc., Class A*	12
3	Cytori Therapeutics, Inc.*	8
6	DaVita, Inc.*	457
3	Delcath Systems, Inc.*	8
10	Dendreon Corp.*	86
9	DENTSPLY International, Inc.	325
4	Depomed, Inc.*	19
4	DexCom, Inc.*	32
5	Durect Corp.*	7
2	Dusa Pharmaceuticals, Inc.*	7
6	Dyax Corp.*	9
8	Dynavax Technologies Corp.*	25
1	DynaVox, Inc., Class A*	4
8	Edwards Lifesciences Corp.*	528
67	Eli Lilly & Co.	2,536
2	Emergent Biosolutions, Inc.*	34
2	Emeritus Corp.*	32
8	Endo Pharmaceuticals Holdings, Inc.*	274
1	Endocyte, Inc.*	10
3	Endologix, Inc.*	34
1	Ensign Group, Inc. (The)	24
3	Enzo Biochem, Inc.*	7
2	Enzon Pharmaceuticals, Inc.*	14
3	eResearchTechnology, Inc.*	14
3	Exact Sciences Corp.*	25
1	Exactech, Inc.*	15
2	ExamWorks Group, Inc.*	13
8	Exelixis, Inc.*	37
32	Express Scripts, Inc.*	1,461
3	Five Star Quality Care, Inc.*	8
19	Forest Laboratories, Inc.*	569
1	Furiex Pharmaceuticals, Inc.*	18
1	Genomic Health, Inc.*	27
3	Gen-Probe, Inc.*	189
2	Gentiva Health Services, Inc.*	12
8	Geron Corp.*	13
52	Gilead Sciences, Inc.*	2,072
2	Greatbatch, Inc.*	44
1	GTx, Inc.*	3
2	Haemonetics Corp.*	118
5	Halozyme Therapeutics, Inc.*	47
2	Hanger Orthopedic Group, Inc.*	32
3	Hansen Medical, Inc.*	7
2	Harvard Bioscience, Inc.*	9
7	HCA Holdings, Inc.*	171
17	Health Management Associates, Inc., Class A*	140
6	Health Net, Inc.*	187
6	HealthSouth Corp.*	104
4	Healthspring, Inc.*	218
1	HealthStream, Inc.*	17
2	Healthways, Inc.*	13
1	HeartWare International, Inc.*	69
6	Henry Schein, Inc.*	386
4	Hill-Rom Holdings, Inc.	126
1	Hi-Tech Pharmacal Co., Inc.*	42
6	HMS Holdings Corp.*	182
17	Hologic, Inc.*	299
11	Hospira, Inc.*	310
12	Human Genome Sciences, Inc.*	92
11	Humana, Inc.	975
1	ICU Medical, Inc.*	44
4	Idenix Pharmaceuticals, Inc.*	30
4	IDEXX Laboratories, Inc.*	301
8	Illumina, Inc.*	223
5	Immunogen, Inc.*	61
4	Immunomedics, Inc.*	13
4	Impax Laboratories, Inc.*	81
6	Incyte Corp.*	83
1	Infinity Pharmaceuticals, Inc.*	9
4	Inhibitex, Inc.*	58
2	Insmed, Inc.*	6
3	Insulet Corp.*	56
1	Integra LifeSciences Holdings Corp.*	32
4	InterMune, Inc.*	73
3	Intuitive Surgical, Inc.*	1,303
2	Invacare Corp.	41
1	IPC The Hospitalist Co., Inc.*	46
1	IRIS International, Inc.*	10
3	Ironwood Pharmaceuticals, Inc.*	36
7	Isis Pharmaceuticals, Inc.*	52
2	ISTA Pharmaceuticals, Inc.*	7
1	Jazz Pharmaceuticals, Inc.*	40
180	Johnson & Johnson	11,650
1	Kensey Nash Corp.*	25
5	Keryx Biopharmaceuticals, Inc.*	13
3	Kindred Healthcare, Inc.*	37
3	K-V Pharmaceutical Co., Class A*	4
7	Laboratory Corp. of America Holdings*	600
1	Landauer, Inc.	51
1	Lannett Co., Inc.*	4
11	Lexicon Pharmaceuticals, Inc.*	13
1	LHC Group, Inc.*	14
12	Life Technologies Corp.*	465
3	LifePoint Hospitals, Inc.*	118
1	Ligand Pharmaceuticals, Inc., Class B*	12
6	Lincare Holdings, Inc.	142
2	Luminex Corp.*	42
2	Magellan Health Services, Inc.*	101
2	MAKO Surgical Corp.*	58
5	MannKind Corp.*	15
1	MAP Pharmaceuticals, Inc.*	14
3	Masimo Corp.	62
2	Maxygen, Inc.	11
17	McKesson Corp.	1,382
3	MedAssets, Inc.*	29
26	Medco Health Solutions, Inc.*	1,473
1	Medical Action Industries, Inc.*	5
4	Medicines Co. (The)*	76
4	Medicis Pharmaceutical Corp., Class A	131
1	Medidata Solutions, Inc.*	20

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Medivation, Inc.*	$92
3	MEDNAX, Inc.*	202
2	MedQuist Holdings, Inc.*	19
70	Medtronic, Inc.	2,550
203	Merck & Co., Inc.	7,257
3	Merge Healthcare, Inc.*	16
3	Meridian Bioscience, Inc.	57
3	Merit Medical Systems, Inc.*	42
2	Metabolix, Inc.*	10
3	Metropolitan Health Networks, Inc.*	22
2	Mettler-Toledo International, Inc.*	320
6	Micromet, Inc.*	37
2	Molina Healthcare, Inc.*	44
3	Momenta Pharmaceuticals, Inc.*	45
1	MWI Veterinary Supply, Inc.*	69
29	Mylan, Inc.*	566
6	Myriad Genetics, Inc.*	128
3	Nabi Biopharmaceuticals*	5
1	National Healthcare Corp.	42
2	Natus Medical, Inc.*	17
8	Nektar Therapeutics*	40
2	Neogen Corp.*	70
6	Neoprobe Corp.*	15
3	NeoStem, Inc.*	1
3	Neurocrine Biosciences, Inc.*	20
6	Novavax, Inc.*	8
6	NPS Pharmaceuticals, Inc.*	34
3	NuVasive, Inc.*	41
3	NxStage Medical, Inc.*	59
1	Nymox Pharmaceutical Corp.*	8
1	Obagi Medical Products, Inc.*	10
8	Omnicare, Inc.	261
2	Omnicell, Inc.*	32
1	OncoGenex Pharmaceutical, Inc.*	12
3	Oncothyreon, Inc.*	21
4	Onyx Pharmaceuticals, Inc.*	176
7	Opko Health, Inc.*	35
3	Optimer Pharmaceuticals, Inc.*	35
3	OraSure Technologies, Inc.*	28
2	Orexigen Therapeutics, Inc.*	4
1	Orthofix International N.V.*	34
1	Osiris Therapeutics, Inc.*	5
4	Owens & Minor, Inc.	123
2	Pacific Biosciences of California, Inc.*	6
2	Pain Therapeutics, Inc.*	8
1	Palomar Medical Technologies, Inc.*	8
2	Par Pharmaceutical Cos., Inc.*	65
4	PAREXEL International Corp.*	80
7	Patterson Cos., Inc.	211
9	PDL BioPharma, Inc.	58
5	Peregrine Pharmaceuticals, Inc.*	5
7	PerkinElmer, Inc.	132
5	Perrigo Co.	489
520	Pfizer, Inc.	10,436
7	Pharmaceutical Product Development, Inc.	232
3	Pharmacyclics, Inc.*	46
5	Pharmasset, Inc.*	655
2	PharmAthene, Inc.*	3
2	PharMerica Corp.*	31
2	Pozen, Inc.*	8
2	Progenics Pharmaceuticals, Inc.*	13
1	Providence Service Corp. (The)*	12
4	PSS World Medical, Inc.*	98
15	QIAGEN N.V.*	224
3	Quality Systems, Inc.	106
10	Quest Diagnostics, Inc.	587
3	Questcor Pharmaceuticals, Inc.*	135
2	Quidel Corp.*	36
2	RadNet, Inc.*	5
3	Raptor Pharmaceutical Corp.*	17
5	Regeneron Pharmaceuticals, Inc.*	297
10	ResMed, Inc.*	260
5	Rigel Pharmaceuticals, Inc.*	38
1	Rockwell Medical Technologies, Inc.*	8
4	RTI Biologics, Inc.*	17
4	Salix Pharmaceuticals Ltd.*	177
3	Sangamo Biosciences, Inc.*	9
4	Santarus, Inc.*	12
5	Savient Pharmaceuticals, Inc.*	13
2	Sciclone Pharmaceuticals, Inc.*	9
6	Seattle Genetics, Inc.*	100
3	Select Medical Holdings Corp.*	26
7	Sequenom, Inc.*	29
2	SIGA Technologies, Inc.*	4
4	Sirona Dental Systems, Inc.*	178
1	Skilled Healthcare Group, Inc., Class A*	4
4	Solta Medical, Inc.*	9
1	SonoSite, Inc.*	41
2	Spectranetics Corp. (The)*	14
3	Spectrum Pharmaceuticals, Inc.*	42
22	St. Jude Medical, Inc.	846
2	Staar Surgical Co.*	20
3	Stereotaxis, Inc.*	3
4	STERIS Corp.	120
21	Stryker Corp.	1,025
1	Sucampo Pharmaceuticals, Inc., Class A*	4
2	Sun Healthcare Group, Inc.*	6
2	Sunesis Pharmaceuticals, Inc.*	2
4	Sunrise Senior Living, Inc.*	20
1	SurModics, Inc.*	12
4	SXC Health Solutions Corp.*	235
2	Symmetry Medical, Inc.*	16
1	Synergetics USA, Inc.*	6
1	Synovis Life Technologies, Inc.*	19
2	Synta Pharmaceuticals Corp.*	8
2	Targacept, Inc.*	15
2	Team Health Holdings, Inc.*	44
2	Techne Corp.	135
3	Teleflex, Inc.	183
30	Tenet Healthcare Corp.*	139
5	Theravance, Inc.*	117
25	Thermo Fisher Scientific, Inc.*	1,181
4	Thoratec Corp.*	122
1	Tornier N.V.*	18
1	Transcend Services, Inc.*	27
1	Triple-S Management Corp., Class B*	19
1	Trius Therapeutics, Inc.*	7
1	U.S. Physical Therapy, Inc.	20
4	Unilife Corp.*	16
3	United Therapeutics Corp.*	123
71	UnitedHealth Group, Inc.	3,463
2	Universal American Corp.	26
6	Universal Health Services, Inc., Class B	241
1	Uroplasty, Inc.*	4
2	Vanda Pharmaceuticals, Inc.*	10
2	Vanguard Health Systems, Inc.*	20
8	Varian Medical Systems, Inc.*	498
1	Vascular Solutions, Inc.*	11
6	VCA Antech, Inc.*	118

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14	Vertex Pharmaceuticals, Inc.*	$406
5	Vical, Inc.*	22
5	ViroPharma, Inc.*	120
6	Vivus, Inc.*	61
3	Volcano Corp.*	74
11	Warner Chilcott plc, Class A*	173
6	Waters Corp.*	480
8	Watson Pharmaceuticals, Inc.*	517
3	WellCare Health Plans, Inc.*	175
24	WellPoint, Inc.	1,693
2	West Pharmaceutical Services, Inc.	77
3	Wright Medical Group, Inc.*	44
2	XenoPort, Inc.*	10
5	Zalicus, Inc.*	5
13	Zimmer Holdings, Inc.*	657
4	ZIOPHARM Oncology, Inc.*	21
1	Zogenix, Inc.*	2
1	Zoll Medical Corp.*	46
		107,102
	Industrials - 1.4%

47	3M Co.	3,809
3	A. O. Smith Corp.	118
1	A.T. Cross Co., Class A*	11
6	A123 Systems, Inc.*	15
1	AAON, Inc.	22
3	AAR Corp.	55
3	ABM Industries, Inc.	65
3	Acacia Research - Acacia Technologies*	104
4	ACCO Brands Corp.*	38
3	Accuride Corp.*	18
2	Aceto Corp.	14
5	Active Power, Inc.*	4
5	Actuant Corp., Class A	115
3	Acuity Brands, Inc.	151
1	Advisory Board Co. (The)*	72
8	AECOM Technology Corp.*	172
3	Aegion Corp.*	45
1	Aerovironment, Inc.*	31
6	AGCO Corp.*	275
2	Air Lease Corp.*	45
4	Air Transport Services Group, Inc.*	19
4	Aircastle Ltd.	46
2	Alaska Air Group, Inc.*	139
2	Albany International Corp., Class A	49
3	Alexander & Baldwin, Inc.	114
1	Allegiant Travel Co.*	52
2	Alliant Techsystems, Inc.	118
2	Altra Holdings, Inc.*	35
1	Amerco, Inc.*	78
1	Ameresco, Inc., Class A*	12
1	American Railcar Industries, Inc.*	24
2	American Reprographics Co.*	9
1	American Science & Engineering, Inc.	73
3	American Superconductor Corp.*	12
1	American Woodmark Corp.	13
11	AMETEK, Inc.	471
1	Ampco-Pittsburgh Corp.	21
22	AMR Corp.*	7
2	Apogee Enterprises, Inc.	21
3	Applied Industrial Technologies, Inc.	104
1	Argan, Inc.	14
2	Arkansas Best Corp.	38
1	Armstrong World Industries, Inc.	40
1	Astec Industries, Inc.*	33
1	Astronics Corp.*	36
2	Atlas Air Worldwide Holdings, Inc.*	85
7	Avery Dennison Corp.	183
7	Avis Budget Group, Inc.*	83
1	AZZ, Inc.	42
8	Babcock & Wilcox Co. (The)*	181
1	Baltic Trading Ltd.	5
4	Barnes Group, Inc.	100
1	Barrett Business Services, Inc.	19
6	BE Aerospace, Inc.*	234
3	Beacon Roofing Supply, Inc.*	59
3	Belden, Inc.	99
3	Blount International, Inc.*	46
49	Boeing Co. (The)	3,366
3	Brady Corp., Class A	90
3	Briggs & Stratton Corp.	45
3	Brink’s Co. (The)	74
9	Broadwind Energy, Inc.*	6
3	Builders FirstSource, Inc.*	5
11	C.H. Robinson Worldwide, Inc.	754
1	CAI International, Inc.*	15
16	Capstone Turbine Corp.*	17
4	Carlisle Cos., Inc.	178
1	Cascade Corp.	44
2	Casella Waste Systems, Inc., Class A*	12
42	Caterpillar, Inc.	4,111
3	CBIZ, Inc.*	18
1	CDI Corp.	13
1	Celadon Group, Inc.	11
4	Cenveo, Inc.*	12
2	Ceradyne, Inc.*	59
2	Chart Industries, Inc.*	122
7	Chicago Bridge & Iron Co. N.V. (NY Shares)	289
7	Cintas Corp.	213
1	CIRCOR International, Inc.	33
3	CLARCOR, Inc.	145
3	Clean Harbors, Inc.*	180
2	CNH Global N.V.*	79
1	Coleman Cable, Inc.*	9
2	Colfax Corp.*	59
1	Columbus McKinnon Corp.*	13
2	Comfort Systems USA, Inc.	21
2	Commercial Vehicle Group, Inc.*	22
1	Consolidated Graphics, Inc.*	51
4	Con-way, Inc.	112
11	Cooper Industries plc	611
2	Copa Holdings S.A., Class A	129
4	Copart, Inc.*	180
2	Corporate Executive Board Co. (The)	78
7	Corrections Corp. of America*	147
2	CoStar Group, Inc.*	133
1	Courier Corp.	11
7	Covanta Holding Corp.	105
1	Covenant Transportation Group, Inc., Class A*	3
1	CRA International, Inc.*	20
3	Crane Co.	144
73	CSX Corp.	1,585
1	Cubic Corp.	42
13	Cummins, Inc.	1,252
3	Curtiss-Wright Corp.	99
36	Danaher Corp.	1,742
28	Deere & Co.	2,219
56	Delta Air Lines, Inc.*	455
3	Deluxe Corp.	69
2	DigitalGlobe, Inc.*	30
2	Dolan Co. (The)*	18

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	Dollar Thrifty Automotive Group, Inc.*	$134
5	Donaldson Co., Inc.	342
1	Douglas Dynamics, Inc.	16
12	Dover Corp.	660
1	Ducommun, Inc.	12
3	Dun & Bradstreet Corp. (The)	210
1	DXP Enterprises, Inc.*	30
2	Dycom Industries, Inc.*	40
1	Dynamic Materials Corp.	21
4	Eagle Bulk Shipping, Inc.*	4
22	Eaton Corp.	988
4	EMCOR Group, Inc.	103
49	Emerson Electric Co.	2,560
1	Encore Wire Corp.	26
3	Energy Recovery, Inc.*	9
5	EnergySolutions, Inc.*	16
2	EnerNOC, Inc.*	20
3	EnerSys*	72
2	Ennis, Inc.	30
1	EnPro Industries, Inc.*	33
8	Equifax, Inc.	297
2	ESCO Technologies, Inc.	54
1	Essex Rental Corp.*	3
2	Esterline Technologies Corp.*	108
3	Excel Maritime Carriers Ltd.*	6
12	Exelis, Inc.	107
14	Expeditors International of Washington, Inc.	609
1	Exponent, Inc.*	47
19	Fastenal Co.	791
4	Federal Signal Corp.	15
21	FedEx Corp.	1,745
3	Flow International Corp.*	8
4	Flowserve Corp.	411
11	Fluor Corp.	603
5	Force Protection, Inc.*	28
10	Fortune Brands Home & Security, Inc.*	167
2	Forward Air Corp.	64
1	Franklin Covey Co.*	9
2	Franklin Electric Co., Inc.	94
1	FreightCar America, Inc.*	23
3	FTI Consulting, Inc.*	129
1	Fuel Tech, Inc.*	6
8	FuelCell Energy, Inc.*	7
2	Furmanite Corp.*	14
1	G&K Services, Inc., Class A	30
3	Gardner Denver, Inc.	257
3	GATX Corp.	128
2	Genco Shipping & Trading Ltd.*	15
4	GenCorp, Inc.*	22
2	Generac Holdings, Inc.*	50
3	General Cable Corp.*	80
22	General Dynamics Corp.	1,453
698	General Electric Co.	11,105
3	Genesee & Wyoming, Inc., Class A*	183
4	Geo Group, Inc. (The)*	71
1	GeoEye, Inc.*	19
2	Gibraltar Industries, Inc.*	27
1	Global Power Equipment Group, Inc.*	23
8	Goodrich Corp.	976
1	Gorman-Rupp Co. (The)	29
1	GP Strategies Corp.*	13
4	Graco, Inc.	172
8	GrafTech International Ltd.*	116
1	Graham Corp.	23
3	Granite Construction, Inc.	75
4	Great Lakes Dredge & Dock Corp.	24
1	Greenbrier Cos., Inc.*	22
3	Griffon Corp.	28
2	H&E Equipment Services, Inc.*	25
5	Harsco Corp.	103
3	Hawaiian Holdings, Inc.*	18
4	Healthcare Services Group, Inc.	72
3	Heartland Express, Inc.	41
3	HEICO Corp.	178
1	Heidrick & Struggles International, Inc.	21
4	Herman Miller, Inc.	86
16	Hertz Global Holdings, Inc.*	181
6	Hexcel Corp.*	150
2	Hill International, Inc.*	11
3	HNI Corp.	79
52	Honeywell International, Inc.	2,816
1	Houston Wire & Cable Co.	11
2	HUB Group, Inc., Class A*	60
4	Hubbell, Inc., Class B	262
2	Hudson Highland Group, Inc.*	9
3	Huntington Ingalls Industries, Inc.*	95
1	Huron Consulting Group, Inc.*	35
1	ICF International, Inc.*	26
5	IDEX Corp.	182
3	IHS, Inc., Class A*	265
3	II-VI, Inc.*	59
29	Illinois Tool Works, Inc.	1,318
22	Ingersoll-Rand plc	729
2	InnerWorkings, Inc.*	18
2	Insperity, Inc.	50
1	Insteel Industries, Inc.	10
3	Interface, Inc., Class A	35
2	Interline Brands, Inc.*	32
1	Intersections, Inc.	10
12	Iron Mountain, Inc.	364
6	ITT Corp.	121
6	J.B. Hunt Transport Services, Inc.	274
8	Jacobs Engineering Group, Inc.*	332
16	JetBlue Airways Corp.*	66
2	John Bean Technologies Corp.	33
7	Joy Global, Inc.	639
1	Kadant, Inc.*	20
2	Kaman Corp.	62
7	Kansas City Southern*	476
2	KAR Auction Services, Inc.*	26
2	Kaydon Corp.	63
10	KBR, Inc.	289
2	Kelly Services, Inc., Class A	29
5	Kennametal, Inc.	191
1	KEYW Holding Corp. (The)*	8
2	Kforce, Inc.*	25
2	Kimball International, Inc., Class B	12
4	Kirby Corp.*	257
4	Knight Transportation, Inc.	60
3	Knoll, Inc.	45
3	Korn/Ferry International*	50
2	Kratos Defense & Security Solutions, Inc.*	10
1	L.B. Foster Co., Class A	29
7	L-3 Communications Holdings, Inc.	464
3	Landstar System, Inc.	139
1	Layne Christensen Co.*	25
4	Lennox International, Inc.	133
6	Lincoln Electric Holdings, Inc.	237
1	Lindsay Corp.	57

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1	LMI Aerospace, Inc.*	$17
19	Lockheed Martin Corp.	1,485
1	LSI Industries, Inc.	6
1	Lydall, Inc.*	9
1	M&F Worldwide Corp.*	25
9	Manitowoc Co., Inc. (The)	100
5	Manpower, Inc.	183
1	Marten Transport Ltd.	18
24	Masco Corp.	230
4	MasTec, Inc.*	64
2	McGrath RentCorp	56
6	Meritor, Inc.*	36
3	Metalico, Inc.*	11
1	Met-Pro Corp.	9
1	Michael Baker Corp.*	20
1	Middleby Corp.*	91
1	Miller Industries, Inc.	16
2	Mine Safety Appliances Co.	70
1	Mistras Group, Inc.*	24
2	Mobile Mini, Inc.*	36
3	Moog, Inc., Class A*	125
3	MSC Industrial Direct Co., Inc., Class A	209
2	Mueller Industries, Inc.	76
10	Mueller Water Products, Inc., Class A	22
1	Multi-Color Corp.	26
1	MYR Group, Inc.*	18
3	Navigant Consulting, Inc.*	34
5	Navistar International Corp.*	186
1	NCI Building Systems, Inc.*	9
5	Nielsen Holdings N.V.*	145
1	NN, Inc.*	7
4	Nordson Corp.	188
23	Norfolk Southern Corp.	1,737
18	Northrop Grumman Corp.	1,027
1	Northwest Pipe Co.*	23
5	Odyssey Marine Exploration, Inc.*	13
3	Old Dominion Freight Line, Inc.*	116
2	On Assignment, Inc.*	21
4	Orbital Sciences Corp.*	59
2	Orion Marine Group, Inc.*	12
6	Oshkosh Corp.*	123
8	Owens Corning*	230
24	PACCAR, Inc.	974
2	Pacer International, Inc.*	9
8	Pall Corp.	436
10	Parker Hannifin Corp.	828
1	Park-Ohio Holdings Corp.*	19
10	Pendrell Corp.*	27
6	Pentair, Inc.	228
1	Pike Electric Corp.*	7
12	Pitney Bowes, Inc.	224
1	PMFG, Inc.*	23
3	Polypore International, Inc.*	147
1	Powell Industries, Inc.*	30
1	PowerSecure International, Inc.*	6
9	Precision Castparts Corp.	1,483
2	Primoris Services Corp.	28
2	Quad/Graphics, Inc.	32
1	Quality Distribution, Inc.*	10
2	Quanex Building Products Corp.	30
14	Quanta Services, Inc.*	288
12	R.R. Donnelley & Sons Co.	180
1	RailAmerica, Inc.*	14
1	Raven Industries, Inc.	60
23	Raytheon Co.	1,048
1	RBC Bearings, Inc.*	42
3	Regal-Beloit Corp.	158
3	Republic Airways Holdings, Inc.*	11
21	Republic Services, Inc.	576
3	Resources Connection, Inc.	32
1	Roadrunner Transportation Systems, Inc.*	14
3	Robbins & Myers, Inc.	160
10	Robert Half International, Inc.	265
9	Rockwell Automation, Inc.	675
10	Rockwell Collins, Inc.	549
4	Rollins, Inc.	89
6	Roper Industries, Inc.	511
1	RPX Corp.*	14
4	RSC Holdings, Inc.*	49
2	Rush Enterprises, Inc., Class A*	38
3	Ryder System, Inc.	157
1	Saia, Inc.*	12
6	Satcon Technology Corp.*	5
1	Sauer-Danfoss, Inc.*	38
1	Schawk, Inc.	13
1	SeaCube Container Leasing Ltd.	15
5	Shaw Group, Inc. (The)*	124
3	Simpson Manufacturing Co., Inc.	99
3	SkyWest, Inc.	36
4	Snap-on, Inc.	205
52	Southwest Airlines Co.	436
8	Spirit Aerosystems Holdings, Inc., Class A*	156
1	Spirit Airlines, Inc.*	16
3	SPX Corp.	190
1	Standard Parking Corp.*	18
1	Standex International Corp.	32
11	Stanley Black & Decker, Inc.	720
5	Steelcase, Inc., Class A	39
6	Stericycle, Inc.*	486
1	Sterling Construction Co., Inc.*	13
1	Sun Hydraulics Corp.	25
5	Swift Transportation Co.*	43
6	Swisher Hygiene, Inc.*	23
3	SYKES Enterprises, Inc.*	49
1	TAL International Group, Inc.	26
4	Taser International, Inc.*	24
1	Team, Inc.*	27
1	Tecumseh Products Co., Class A*	5
2	Teledyne Technologies, Inc.*	113
1	Tennant Co.	42
7	Terex Corp.*	108
4	Tetra Tech, Inc.*	90
1	Textainer Group Holdings Ltd.	27
18	Textron, Inc.	350
1	Thermon Group Holdings, Inc.*	15
3	Thomas & Betts Corp.*	156
6	Timken Co.	252
3	Titan International, Inc.	65
1	Titan Machinery, Inc.*	22
1	TMS International Corp., Class A*	10
2	Toro Co. (The)	113
4	Towers Watson & Co., Class A	261
3	TransDigm Group, Inc.*	289
1	TRC Cos., Inc.*	5
1	Trex Co., Inc.*	22
2	Trimas Corp.*	41
5	Trinity Industries, Inc.	143
2	Triumph Group, Inc.	119
3	TrueBlue, Inc.*	39
2	Tutor Perini Corp.*	33
1	Twin Disc, Inc.	42

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31	Tyco International Ltd.	$1,487
1	Ultrapetrol (Bahamas) Ltd.*	3
1	Unifirst Corp.	58
32	Union Pacific Corp.	3,309
22	United Continental Holdings, Inc.*	395
48	United Parcel Service, Inc., Class B	3,444
4	United Rentals, Inc.*	113
3	United Stationers, Inc.	101
60	United Technologies Corp.	4,596
1	UniTek Global Services, Inc.*	5
1	Universal Forest Products, Inc.	28
5	URS Corp.*	181
11	US Airways Group, Inc.*	52
1	US Ecology, Inc.	18
5	USG Corp.*	49
7	UTi Worldwide, Inc.	109
5	Valence Technology, Inc.*	5
1	Valmont Industries, Inc.	85
8	Verisk Analytics, Inc., Class A*	314
1	Viad Corp.	19
1	Vicor Corp.	8
4	W.W. Grainger, Inc.	748
5	Wabash National Corp.*	37
4	WABCO Holdings, Inc.*	188
7	Waste Connections, Inc.	229
31	Waste Management, Inc.	970
2	Watsco, Inc.	127
2	Watts Water Technologies, Inc., Class A	76
1	WCA Waste Corp.*	5
3	Werner Enterprises, Inc.	70
1	Wesco Aircraft Holdings, Inc.*	13
3	WESCO International, Inc.*	153
3	Westinghouse Air Brake Technologies Corp.	205
4	Woodward, Inc.	169
1	Xerium Technologies, Inc.*	7
12	Xylem, Inc./NY	287
1	Zipcar, Inc.*	16
		103,572
	Information Technology - 2.4%

3	3D Systems Corp.*	47
4	Accelrys, Inc.*	29
42	Accenture plc, Class A	2,433
2	ACI Worldwide, Inc.*	60
4	Acme Packet, Inc.*	134
1	Active Network, Inc. (The)*	13
28	Activision Blizzard, Inc.	348
2	Actuate Corp.*	13
5	Acxiom Corp.*	62
33	Adobe Systems, Inc.*	905
4	ADTRAN, Inc.	132
3	Advanced Analogic Technologies, Inc.*	17
3	Advanced Energy Industries, Inc.*	30
40	Advanced Micro Devices, Inc.*	228
2	Advent Software, Inc.*	54
1	Aeroflex Holding Corp.*	10
1	Agilysys, Inc.*	8
12	Akamai Technologies, Inc.*	347
3	Alliance Data Systems Corp.*	307
1	Alpha & Omega Semiconductor Ltd.*	9
21	Altera Corp.	791
12	Amdocs Ltd.*	339
1	American Software, Inc., Class A	8
7	Amkor Technology, Inc.*	31
12	Amphenol Corp., Class A	544
1	Amtech Systems, Inc.*	9
4	ANADIGICS, Inc.*	9
20	Analog Devices, Inc.	697
1	Anaren, Inc.*	17
2	Ancestry.com, Inc.*	47
2	Anixter International, Inc.*	123
6	ANSYS, Inc.*	372
7	AOL, Inc.*	100
61	Apple, Inc.*	23,314
87	Applied Materials, Inc.	938
4	Applied Micro Circuits Corp.*	30
6	Ariba, Inc.*	182
8	Arris Group, Inc.*	86
8	Arrow Electronics, Inc.*	292
6	Aruba Networks, Inc.*	127
6	Aspen Technology, Inc.*	107
30	Atmel Corp.*	266
2	ATMI, Inc.*	41
15	Autodesk, Inc.*	511
33	Automatic Data Processing, Inc.	1,686
13	Avago Technologies Ltd.	389
4	Aviat Networks, Inc.*	7
2	Avid Technology, Inc.*	16
10	Avnet, Inc.*	298
3	AVX Corp.	39
7	Axcelis Technologies, Inc.*	9
2	AXT, Inc.*	8
1	Badger Meter, Inc.	31
2	Bankrate, Inc.*	36
1	Bel Fuse, Inc., Class B	18
4	Benchmark Electronics, Inc.*	55
1	Black Box Corp.	29
3	Blackbaud, Inc.	88
3	Blue Coat Systems, Inc.*	54
12	BMC Software, Inc.*	428
2	Booz Allen Hamilton Holding Corp.*	28
2	Bottomline Technologies, Inc.*	45
4	Brightpoint, Inc.*	40
35	Broadcom Corp., Class A*	1,062
8	Broadridge Financial Solutions, Inc.	181
1	BroadSoft, Inc.*	35
31	Brocade Communications Systems, Inc.*	167
4	Brooks Automation, Inc.	38
25	CA, Inc.	530
2	Cabot Microelectronics Corp.*	83
2	CACI International, Inc., Class A*	113
18	Cadence Design Systems, Inc.*	197
2	Calix, Inc.*	18
2	Callidus Software, Inc.*	10
3	Cardtronics, Inc.*	82
1	Cass Information Systems, Inc.	39
3	Cavium, Inc.*	98
2	CEVA, Inc.*	58
3	Checkpoint Systems, Inc.*	36
4	CIBER, Inc.*	17
6	Ciena Corp.*	73
4	Cirrus Logic, Inc.*	65
362	Cisco Systems, Inc.	6,748
12	Citrix Systems, Inc.*	857
3	Cognex Corp.	107
20	Cognizant Technology Solutions Corp., Class A*	1,347
2	Coherent, Inc.*	102
2	Cohu, Inc.	20
3	CommVault Systems, Inc.*	149

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Computer Sciences Corp.	$244
1	Computer Task Group, Inc.*	13
14	Compuware Corp.*	116
2	comScore, Inc.*	40
2	Comtech Telecommunications Corp.	61
3	Concur Technologies, Inc.*	142
2	Constant Contact, Inc.*	44
7	Convergys Corp.*	90
1	Convio, Inc.*	10
6	CoreLogic, Inc.*	80
1	Cornerstone OnDemand, Inc.*	16
103	Corning, Inc.	1,367
2	Cray, Inc.*	12
7	Cree, Inc.*	174
2	CSG Systems International, Inc.*	30
2	CTS Corp.	17
2	Cymer, Inc.*	89
10	Cypress Semiconductor Corp.*	191
2	Daktronics, Inc.	19
1	DDi Corp.	9
3	DealerTrack Holdings, Inc.*	78
108	Dell, Inc.*	1,702
1	Deltek, Inc.*	8
1	Demand Media, Inc.*	7
2	DemandTec, Inc.*	15
1	Dialogic, Inc.*	1
3	Dice Holdings, Inc.*	23
4	Diebold, Inc.	121
2	Digi International, Inc.*	22
3	Digital River, Inc.*	48
2	Diodes, Inc.*	41
3	Dolby Laboratories, Inc., Class A*	99
4	Dot Hill Systems Corp.*	5
2	DSP Group, Inc.*	12
2	DST Systems, Inc.	95
1	DTS, Inc.*	29
1	Dynamics Research Corp.*	10
7	Earthlink, Inc.	44
76	eBay, Inc.*	2,249
2	Ebix, Inc.	43
2	Echelon Corp.*	10
1	Echo Global Logistics, Inc.*	16
3	EchoStar Corp., Class A*	66
1	Electro Rent Corp.	16
1	Electro Scientific Industries, Inc.*	13
22	Electronic Arts, Inc.*	510
3	Electronics for Imaging, Inc.*	44
1	Ellie Mae, Inc.*	5
1	eMagin Corp.*	4
135	EMC Corp.*	3,106
6	Emcore Corp.*	6
6	Emulex Corp.*	47
9	Entegris, Inc.*	76
6	Entropic Communications, Inc.*	30
1	Envestnet, Inc.*	10
2	EPIQ Systems, Inc.	27
3	Equinix, Inc.*	300
3	Euronet Worldwide, Inc.*	54
2	Exar Corp.*	13
1	ExlService Holdings, Inc.*	27
6	Extreme Networks*	18
5	F5 Networks, Inc.*	565
1	Fabrinet*	14
3	Factset Research Systems, Inc.	280
3	Fair Isaac Corp.	109
8	Fairchild Semiconductor International, Inc.*	104
2	FalconStor Software, Inc.*	6
1	FARO Technologies, Inc.*	48
3	FEI Co.*	121
17	Fidelity National Information Services, Inc.	410
6	Finisar Corp.*	111
4	First Solar, Inc.*	191
9	Fiserv, Inc.*	519
1	FleetCor Technologies, Inc.*	28
11	FLIR Systems, Inc.	295
3	Formfactor, Inc.*	18
1	Forrester Research, Inc.	32
8	Fortinet, Inc.*	192
3	Freescale Semiconductor Holdings I Ltd.*	38
3	FSI International, Inc.*	8
1	Fusion-io, Inc.*	33
6	Gartner, Inc.*	227
8	Genpact Ltd.*	125
4	Global Cash Access Holdings, Inc.*	18
5	Global Payments, Inc.	221
1	Globecomm Systems, Inc.*	14
3	Glu Mobile, Inc.*	9
17	Google, Inc., Class A*	10,190
2	GSI Group, Inc.*	22
1	GSI Technology, Inc.*	5
8	GT Advanced Technologies, Inc.*	62
1	Guidance Software, Inc.*	6
2	Hackett Group, Inc. (The)*	8
8	Harmonic, Inc.*	43
8	Harris Corp.	285
3	Heartland Payment Systems, Inc.	68
131	Hewlett-Packard Co.	3,661
2	Higher One Holdings, Inc.*	36
2	Hittite Microwave Corp.*	109
5	IAC/InterActiveCorp	209
3	Identive Group, Inc.*	6
2	iGate Corp.*	31
2	Imation Corp.*	12
2	Immersion Corp.*	12
7	Infinera Corp.*	48
7	Informatica Corp.*	315
2	InfoSpace, Inc.*	19
11	Ingram Micro, Inc., Class A*	198
1	Inphi Corp.*	11
3	Insight Enterprises, Inc.*	44
10	Integrated Device Technology, Inc.*	58
2	Integrated Silicon Solution, Inc.*	19
349	Intel Corp.	8,694
1	Interactive Intelligence Group*	22
3	InterDigital, Inc.	132
4	Intermec, Inc.*	29
3	Internap Network Services Corp.*	16
80	International Business Machines Corp.	15,040
5	International Rectifier Corp.*	105
8	Intersil Corp., Class A	85
2	Intevac, Inc.*	15
2	IntraLinks Holdings, Inc.*	11
20	Intuit, Inc.	1,065
2	IPG Photonics Corp.*	77
3	Itron, Inc.*	106
3	Ixia*	33
2	IXYS Corp.*	23
3	j2 Global Communications, Inc.	81
13	Jabil Circuit, Inc.	264
6	Jack Henry & Associates, Inc.	199
3	JDA Software Group, Inc.*	95

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
15	JDS Uniphase Corp.*	$165
35	Juniper Networks, Inc.*	795
3	Kemet Corp.*	25
2	Kenexa Corp.*	50
1	Keynote Systems, Inc.	18
3	KIT Digital, Inc.*	27
11	KLA-Tencor Corp.	507
4	Kopin Corp.*	14
5	Kulicke & Soffa Industries, Inc.*	45
1	KVH Industries, Inc.*	8
8	Lam Research Corp.*	326
8	Lattice Semiconductor Corp.*	55
1	LeCroy Corp.*	9
6	Lender Processing Services, Inc.	114
5	Lexmark International, Inc., Class A	167
4	Limelight Networks, Inc.*	12
15	Linear Technology Corp.	459
1	LinkedIn Corp., Class A*	66
4	Lionbridge Technologies, Inc.*	9
1	Liquidity Services, Inc.*	34
1	Littelfuse, Inc.	47
3	LivePerson, Inc.*	38
1	LogMeIn, Inc.*	43
1	LoopNet, Inc.*	18
1	Loral Space & Communications, Inc.*	62
38	LSI Corp.*	214
3	LTX-Credence Corp.*	18
4	Magma Design Automation, Inc.*	23
1	Manhattan Associates, Inc.*	45
2	Mantech International Corp., Class A	68
1	Marchex, Inc., Class B	7
33	Marvell Technology Group Ltd.*	466
7	Mastercard, Inc., Class A	2,622
19	Maxim Integrated Products, Inc.	487
2	MAXIMUS, Inc.	83
1	MaxLinear, Inc., Class A*	5
2	Maxwell Technologies, Inc.*	34
1	Measurement Specialties, Inc.*	29
15	MEMC Electronic Materials, Inc.*	63
6	Mentor Graphics Corp.*	76
2	Mercury Computer Systems, Inc.*	28
1	Meru Networks, Inc.*	5
2	Methode Electronics, Inc.	18
3	Micrel, Inc.	31
13	Microchip Technology, Inc.	454
57	Micron Technology, Inc.*	341
5	MICROS Systems, Inc.*	236
6	Microsemi Corp.*	107
488	Microsoft Corp.	12,483
1	MicroStrategy, Inc., Class A*	123
7	Microvision, Inc.*	3
2	Mindspeed Technologies, Inc.*	10
3	MIPS Technologies, Inc.*	14
3	MKS Instruments, Inc.	81
3	ModusLink Global Solutions, Inc.	13
9	Molex, Inc.	224
1	MoneyGram International, Inc.*	17
2	Monolithic Power Systems, Inc.*	24
2	Monotype Imaging Holdings, Inc.*	30
9	Monster Worldwide, Inc.*	66
2	MoSys, Inc.*	6
17	Motorola Mobility Holdings, Inc.*	663
20	Motorola Solutions, Inc.	933
2	Motricity, Inc.*	3
4	Move, Inc.*	23
1	MTS Systems Corp.	40
1	Multi-Fineline Electronix, Inc.*	21
1	Nanometrics, Inc.*	16
6	National Instruments Corp.	158
10	NCR Corp.*	175
1	NeoPhotonics Corp.*	5
24	NetApp, Inc.*	884
2	Netgear, Inc.*	76
4	Netlogic Microsystems, Inc.*	198
2	Netscout Systems, Inc.*	35
2	NetSuite, Inc.*	81
5	NeuStar, Inc., Class A*	169
2	Newport Corp.*	26
4	NIC, Inc.	52
2	Novatel Wireless, Inc.*	6
5	Novellus Systems, Inc.*	173
16	Nuance Communications, Inc.*	393
1	Numerex Corp., Class A*	8
40	NVIDIA Corp.*	625
3	Oclaro, Inc.*	9
3	OCZ Technology Group, Inc.*	21
4	Omnivision Technologies, Inc.*	43
29	ON Semiconductor Corp.*	218
2	OpenTable, Inc.*	71
6	Openwave Systems, Inc.*	10
1	Oplink Communications, Inc.*	16
1	Opnet Technologies, Inc.	36
3	Opnext, Inc.*	3
253	Oracle Corp.	7,932
2	ORBCOMM, Inc.*	7
1	OSI Systems, Inc.*	48
8	Parametric Technology Corp.*	167
1	Park Electrochemical Corp.	27
21	Paychex, Inc.	611
1	PC Connection, Inc.	10
2	PDF Solutions, Inc.*	12
1	Pegasystems, Inc.	29
2	Perficient, Inc.*	17
2	Pericom Semiconductor Corp.*	16
4	Photronics, Inc.*	23
3	Plantronics, Inc.	103
2	Plexus Corp.*	54
3	PLX Technology, Inc.*	9
15	PMC-Sierra, Inc.*	84
12	Polycom, Inc.*	203
2	Power Integrations, Inc.	70
4	Power-One, Inc.*	17
2	Powerwave Technologies, Inc.*	5
1	PRGX Global, Inc.*	6
1	Procera Networks, Inc.*	16
4	Progress Software Corp.*	81
1	PROS Holdings, Inc.*	16
3	Pulse Electronics Corp.	9
5	QLIK Technologies, Inc.*	137
7	QLogic Corp.*	104
110	QUALCOMM, Inc.	6,028
15	Quantum Corp.*	40
4	Quest Software, Inc.*	72
2	QuinStreet, Inc.*	19
7	Rackspace Hosting, Inc.*	304
1	Radisys Corp.*	4
6	Rambus, Inc.*	48
3	RealD, Inc.*	29
1	RealNetworks, Inc.	8
2	RealPage, Inc.*	50
13	Red Hat, Inc.*	651
1	Responsys, Inc.*	8
18	RF Micro Devices, Inc.*	112
1	Richardson Electronics Ltd.	12

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2	RightNow Technologies, Inc.*	$86
1	Rimage Corp.	11
10	Riverbed Technology, Inc.*	260
2	Rofin-Sinar Technologies, Inc.*	48
1	Rogers Corp.*	40
1	Rosetta Stone, Inc.*	7
7	Rovi Corp.*	194
1	Rubicon Technology, Inc.*	9
2	Rudolph Technologies, Inc.*	16
4	S1 Corp.*	39
2	Saba Software, Inc.*	13
19	SAIC, Inc.*	229
9	Salesforce.com, Inc.*	1,066
16	SanDisk Corp.*	789
5	Sanmina-SCI Corp.*	42
7	Sapient Corp.	86
2	ScanSource, Inc.*	70
1	SciQuest, Inc.*	15
2	Seachange International, Inc.*	16
4	Semtech Corp.*	93
1	ServiceSource International, Inc.*	13
3	ShoreTel, Inc.*	18
2	Sigma Designs, Inc.*	14
2	Silicon Graphics International Corp.*	30
5	Silicon Image, Inc.*	25
3	Silicon Laboratories, Inc.*	130
12	Skyworks Solutions, Inc.*	196
2	Smith Micro Software, Inc.*	2
4	SolarWinds, Inc.*	131
5	Solera Holdings, Inc.	237
14	Sonus Networks, Inc.*	37
2	Sourcefire, Inc.*	66
3	Spansion, Inc., Class A*	26
1	SPS Commerce, Inc.*	23
1	SRS Labs, Inc.*	6
2	SS&C Technologies Holdings, Inc.*	32
1	Stamps.com, Inc.*	27
2	Standard Microsystems Corp.*	50
3	STEC, Inc.*	27
2	STR Holdings, Inc.*	18
1	Stratasys, Inc.*	31
1	Stream Global Services, Inc.*	3
5	SuccessFactors, Inc.*	128
7	SunPower Corp.*	55
2	Super Micro Computer, Inc.*	27
1	Supertex, Inc.*	19
3	Support.com, Inc.*	6
1	Sycamore Networks, Inc.	20
50	Symantec Corp.*	817
3	Symmetricom, Inc.*	15
2	Synaptics, Inc.*	65
2	Synchronoss Technologies, Inc.*	60
2	SYNNEX Corp.*	59
10	Synopsys, Inc.*	280
1	Syntel, Inc.	48
5	Take-Two Interactive Software, Inc.*	70
3	Taleo Corp., Class A*	97
1	Tangoe, Inc.*	14
3	Tech Data Corp.*	148
1	TechTarget, Inc.*	5
4	Tekelec*	44
3	TeleCommunication Systems, Inc., Class A*	8
1	TeleNav, Inc.*	8
2	TeleTech Holdings, Inc.*	35
24	Tellabs, Inc.	95
11	Teradata Corp.*	597
12	Teradyne, Inc.*	162
3	Tessera Technologies, Inc.*	52
76	Texas Instruments, Inc.	2,288
4	THQ, Inc.*	7
11	TIBCO Software, Inc.*	301
8	TiVo, Inc.*	79
2	TNS, Inc.*	39
11	Total System Services, Inc.	220
8	Trimble Navigation Ltd.*	345
11	TriQuint Semiconductor, Inc.*	48
3	TTM Technologies, Inc.*	33
2	Tyler Technologies, Inc.*	64
2	Ultimate Software Group, Inc.*	133
1	Ultra Clean Holdings*	6
2	Ultratech, Inc.*	46
3	Unisys Corp.*	72
6	United Online, Inc.	32
3	Universal Display Corp.*	117
5	ValueClick, Inc.*	77
2	VASCO Data Security International, Inc.*	17
3	Veeco Instruments, Inc.*	75
7	VeriFone Systems, Inc.*	307
1	Verint Systems, Inc.*	28
11	VeriSign, Inc.	369
2	Viasat, Inc.*	95
3	VirnetX Holding Corp.*	60
1	Virtusa Corp.*	16
34	Visa, Inc., Class A	3,297
10	Vishay Intertechnology, Inc.*	99
1	Vishay Precision Group, Inc.*	14
3	Vistaprint N.V.*	98
6	VMware, Inc., Class A*	580
1	Vocus, Inc.*	21
2	Volterra Semiconductor Corp.*	49
5	Wave Systems Corp., Class A*	11
2	Web.com Group, Inc.*	21
4	WebMD Health Corp.*	145
3	Websense, Inc.*	54
3	Westell Technologies, Inc., Class A*	7
15	Western Digital Corp.*	436
42	Western Union Co. (The)	732
3	Wright Express Corp.*	157
92	Xerox Corp.	750
17	Xilinx, Inc.	556
2	XO Group, Inc.*	15
2	X-Rite, Inc.*	10
2	Xyratex Ltd.	27
86	Yahoo!, Inc.*	1,351
4	Zebra Technologies Corp., Class A*	151
4	Zix Corp.*	11
1	Zygo Corp.*	16
		171,564
	Materials - 0.5%

2	A. Schulman, Inc.	41
1	A.M. Castle & Co.*	14
14	Air Products & Chemicals, Inc.	1,173
5	Airgas, Inc.	385
7	AK Steel Holding Corp.	59
6	Albemarle Corp.	327
70	Alcoa, Inc.	701
7	Allegheny Technologies, Inc.	352
6	Allied Nevada Gold Corp.*	215
2	AMCOL International Corp.	66
1	American Vanguard Corp.	13
4	Aptargroup, Inc.	203

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	Ashland, Inc.	$278
2	Balchem Corp.	83
11	Ball Corp.	386
7	Bemis Co., Inc.	206
7	Boise, Inc.	42
3	Buckeye Technologies, Inc.	93
4	Cabot Corp.	133
4	Calgon Carbon Corp.*	60
3	Carpenter Technology Corp.	162
10	Celanese Corp.	465
3	Century Aluminum Co.*	29
5	CF Industries Holdings, Inc.	699
6	Chemtura Corp.*	70
2	Clearwater Paper Corp.*	70
10	Cliffs Natural Resources, Inc.	678
6	Coeur d’Alene Mines Corp.*	176
8	Commercial Metals Co.	112
2	Compass Minerals International, Inc.	153
10	Crown Holdings, Inc.*	323
3	Cytec Industries, Inc.	141
1	Deltic Timber Corp.	64
3	Domtar Corp.	236
77	Dow Chemical Co. (The)	2,134
61	E.I. du Pont de Nemours & Co.	2,911
3	Eagle Materials, Inc.	69
9	Eastman Chemical Co.	357
20	Ecolab, Inc.	1,140
6	Ferro Corp.*	35
3	Flotek Industries, Inc.*	27
5	FMC Corp.	420
62	Freeport-McMoRan Copper & Gold, Inc.	2,455
1	FutureFuel Corp.	13
4	General Moly, Inc.*	13
2	Georgia Gulf Corp.*	38
4	Globe Specialty Metals, Inc.	60
2	Gold Resource Corp.	40
2	Golden Minerals Co.*	14
17	Golden Star Resources Ltd.*	35
11	Graphic Packaging Holding Co.*	49
3	Greif, Inc., Class A	140
3	H.B. Fuller Co.	69
1	Hawkins, Inc.	40
1	Haynes International, Inc.	60
4	Headwaters, Inc.*	10
18	Hecla Mining Co.	111
3	Horsehead Holding Corp.*	28
13	Huntsman Corp.	142
1	Innophos Holdings, Inc.	49
2	Innospec, Inc.*	58
5	International Flavors & Fragrances, Inc.	271
29	International Paper Co.	824
3	Intrepid Potash, Inc.*	69
6	Jaguar Mining, Inc.*	43
1	Kaiser Aluminum Corp.	47
3	KapStone Paper and Packaging Corp.*	50
1	Koppers Holdings, Inc.	33
2	Kraton Performance Polymers, Inc.*	42
1	Kronos Worldwide, Inc.	20
2	Landec Corp.*	12
9	Louisiana-Pacific Corp.*	72
1	LSB Industries, Inc.*	31
21	LyondellBasell Industries N.V., Class A	686
3	Martin Marietta Materials, Inc.	235
1	Materion Corp.*	25
11	MeadWestvaco Corp.	328
1	Metals USA Holdings Corp.*	11
6	Midway Gold Corp.*	14
1	Minerals Technologies, Inc.	58
4	Molycorp, Inc.*	135
35	Monsanto Co.	2,571
18	Mosaic Co. (The)	950
2	Myers Industries, Inc.	25
1	Neenah Paper, Inc.	19
1	NewMarket Corp.	198
32	Newmont Mining Corp.	2,204
1	Noranda Aluminum Holding Corp.	8
21	Nucor Corp.	828
5	Olin Corp.	95
1	Olympic Steel, Inc.	24
2	OM Group, Inc.*	46
3	Omnova Solutions, Inc.*	13
11	Owens-Illinois, Inc.*	215
3	P. H. Glatfelter Co.	44
7	Packaging Corp. of America	182
8	Paramount Gold and Silver Corp.*	21
6	PolyOne Corp.	65
10	PPG Industries, Inc.	878
20	Praxair, Inc.	2,040
1	Quaker Chemical Corp.	39
5	Reliance Steel & Aluminum Co.	246
2	Revett Minerals, Inc.*	10
5	Rock-Tenn Co., Class A	291
5	Rockwood Holdings, Inc.*	223
4	Royal Gold, Inc.	326
9	RPM International, Inc.	212
2	RTI International Metals, Inc.*	55
1	Schnitzer Steel Industries, Inc., Class A	46
1	Schweitzer-Mauduit International, Inc.	71
3	Scotts Miracle-Gro Co. (The), Class A	132
13	Sealed Air Corp.	229
3	Senomyx, Inc.*	12
3	Sensient Technologies Corp.	113
6	Sherwin-Williams Co. (The)	521
8	Sigma-Aldrich Corp.	518
3	Silgan Holdings, Inc.	117
8	Solutia, Inc.*	127
7	Sonoco Products Co.	227
11	Southern Copper Corp.	342
2	Spartech Corp.*	9
14	Steel Dynamics, Inc.	185
1	Stepan Co.	81
7	Stillwater Mining Co.*	76
1	SunCoke Energy, Inc.*	12
7	Temple-Inland, Inc.	223
1	Texas Industries, Inc.	25
10	Thompson Creek Metals Co., Inc.*	70
6	Titanium Metals Corp.	93
1	TPC Group, Inc.*	24
2	Tredegar Corp.	44
2	U.S. Energy Corp.*	5
7	U.S. Gold Corp.*	29
9	United States Steel Corp.	246
6	Valspar Corp.	221
1	Verso Paper Corp.*	1
5	Vista Gold Corp.*	18
8	Vulcan Materials Co.	260
4	Walter Energy, Inc.	287
3	Wausau Paper Corp.	23
1	Westlake Chemical Corp.	42
4	Worthington Industries, Inc.	70

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5	WR Grace & Co.*	$208
1	Zep, Inc.	14
2	Zoltek Cos., Inc.*	16
		38,296
	Telecommunication Services - 0.4%

4	8x8, Inc.*	15
2	AboveNet, Inc.	119
3	Alaska Communications Systems Group, Inc.	16
26	American Tower Corp., Class A*	1,534
390	AT&T, Inc.	11,302
1	Atlantic Tele-Network, Inc.	41
2	Cbeyond, Inc.*	15
40	CenturyLink, Inc.	1,501
13	Cincinnati Bell, Inc.*	38
12	Clearwire Corp., Class A*	21
3	Cogent Communications Group, Inc.*	51
2	Consolidated Communications Holdings, Inc.	37
19	Crown Castle International Corp.*	804
1	Fairpoint Communications, Inc.*	5
65	Frontier Communications Corp.	372
3	General Communication, Inc., Class A*	31
7	Globalstar, Inc.*	3
1	HickoryTech Corp.	11
1	IDT Corp., Class B	13
2	inContact, Inc.*	9
3	Iridium Communications, Inc.*	21
4	Leap Wireless International, Inc.*	36
10	Level 3 Communications, Inc.*	206
1	Lumos Networks Corp.*	15
18	MetroPCS Communications, Inc.*	151
2	Neutral Tandem, Inc.*	22
11	NII Holdings, Inc.*	253
1	NTELOS Holdings Corp.	21
8	PAETEC Holding Corp.*	43
3	Premiere Global Services, Inc.*	25
7	SBA Communications Corp., Class A*	286
2	Shenandoah Telecommunications Co.	22
197	Sprint Nextel Corp.*	532
1	SureWest Communications	11
6	Telephone & Data Systems, Inc.	162
3	Towerstream Corp.*	6
10	tw telecom, inc.*	188
1	United States Cellular Corp.*	44
1	USA Mobility, Inc.	14
186	Verizon Communications, Inc.	7,018
9	Vonage Holdings Corp.*	23
34	Windstream Corp.	400
		25,437
	Utilities - 0.5%

43	AES Corp. (The)*	519
5	AGL Resources, Inc.	206
2	Allete, Inc.	80
7	Alliant Energy Corp.	295
16	Ameren Corp.	541
32	American Electric Power Co., Inc.	1,270
1	American States Water Co.	35
12	American Water Works Co., Inc.	373
9	Aqua America, Inc.	197
5	Atlantic Power Corp.	66
6	Atmos Energy Corp.	205
4	Avista Corp.	100
3	Black Hills Corp.	98
1	Cadiz, Inc.*	9
3	California Water Service Group	55
23	Calpine Corp.*	346
28	CenterPoint Energy, Inc.	557
1	Central Vermont Public Service Corp.	35
1	CH Energy Group, Inc.	56
1	Chesapeake Utilities Corp.	43
4	Cleco Corp.	145
17	CMS Energy Corp.	356
1	Connecticut Water Service, Inc.	29
19	Consolidated Edison, Inc.	1,129
1	Consolidated Water Co., Ltd.	8
12	Constellation Energy Group, Inc.	482
38	Dominion Resources, Inc.	1,962
11	DTE Energy Co.	579
88	Duke Energy Corp.	1,835
7	Dynegy, Inc.*	21
21	Edison International	826
3	El Paso Electric Co.	104
3	Empire District Electric Co. (The)	63
12	Entergy Corp.	844
44	Exelon Corp.	1,950
28	FirstEnergy Corp.	1,245
1	Genie Energy Ltd., Class B*	7
51	GenOn Energy, Inc.*	139
9	Great Plains Energy, Inc.	189
6	Hawaiian Electric Industries, Inc.	155
3	IDACORP, Inc.	123
5	Integrys Energy Group, Inc.	257
3	ITC Holdings Corp.	222
1	Laclede Group, Inc. (The)	40
12	MDU Resources Group, Inc.	258
2	MGE Energy, Inc.	89
1	Middlesex Water Co.	18
5	National Fuel Gas Co.	290
3	New Jersey Resources Corp.	142
28	NextEra Energy, Inc.	1,552
3	Nicor, Inc.	168
18	NiSource, Inc.	412
12	Northeast Utilities	415
2	Northwest Natural Gas Co.	94
2	NorthWestern Corp.	70
16	NRG Energy, Inc.*	315
7	NSTAR	318
16	NV Energy, Inc.	245
6	OGE Energy Corp.	318
7	ONEOK, Inc.	582
1	Ormat Technologies, Inc.	19
2	Otter Tail Corp.	43
15	Pepco Holdings, Inc.	297
26	PG&E Corp.	1,010
5	Piedmont Natural Gas Co., Inc.	165
7	Pinnacle West Capital Corp.	332
6	PNM Resources, Inc.	115
5	Portland General Electric Co.	125
38	PPL Corp.	1,141
19	Progress Energy, Inc.	1,033
33	Public Service Enterprise Group, Inc.	1,087
12	Questar Corp.	232
8	SCANA Corp.	349
16	Sempra Energy	851
1	SJW Corp.	25
2	South Jersey Industries, Inc.	112
56	Southern Co. (The)	2,459
3	Southwest Gas Corp.	121
14	TECO Energy, Inc.	263
7	UGI Corp.	210

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3	UIL Holdings Corp.	$105
2	UniSource Energy Corp.	74
1	Unitil Corp.	28
5	Vectren Corp.	146
7	Westar Energy, Inc.	193
3	WGL Holdings, Inc.	129
15	Wisconsin Energy Corp.	498
32	Xcel Energy, Inc.	841
1	York Water Co.	18
		35,103
	Total Common Stocks (Cost $915,958)	919,107

No. of Rights
Rights - 0.0%
6	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	—
	Total Rights (Cost $—)	—

No. of Warrants
Warrants - 0.0%
4	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$7,835	0.00%, due 12/01/11	7,835
	Total U.S. Government & Agency Security (Cost $7,835)	7,835

	Repurchase Agreements (a)(b) - 49.9%
3,584,674	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,584,684	3,584,674
	Total Repurchase Agreements (Cost $3,584,674)	3,584,674

	Total Investment Securities (Cost $4,508,467) — 62.8%	4,511,616
	Other assets less liabilities — 37.2%	2,668,613
	Net Assets — 100.0%	$7,180,229

*                                    Non-income producing security.

^                                     Security fair valued in accordance with procedures adopted by the Board of Trustees.  At November 30, 2011, the value of these securities amounted to $0 or 0.00% of net assets.

(a)                             A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,386,826.

(b)                            The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                        Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,277
Aggregate gross unrealized depreciation	(6,181)
Net unrealized appreciation	$3,096
Federal income tax cost of investments	$4,508,520

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell3000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 3000® Index	$3,347,171	$(83,366)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 3000® Index	811,680	13,645

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 3000® Index	2,995,104	170,980

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 3000® Index	623,139	(11,949)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 3000® Index	1,727,777	224,073

Equity Index Swap Agreement with Societe Generale, based on the Russell 3000® Index	800,941	88,469

Equity Index Swap Agreement with UBS AG, based on the Russell 3000® Index	3,135,297	524,759

		$926,611

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) - 66.5%
	Consumer Discretionary - 9.6%

5,789	99 Cents Only Stores*	$126,488
9,646	Aaron’s, Inc.	253,497
9,035	Advance Auto Parts, Inc.	625,403
9,905	Aeropostale, Inc.*	153,627
7,037	AMC Networks, Inc., Class A*	253,332
23,897	American Eagle Outfitters, Inc.	332,407
4,984	American Greetings Corp., Class A	84,678
6,400	Ann, Inc.*	150,144
8,427	Ascena Retail Group, Inc.*	231,911
5,436	Bally Technologies, Inc.*	208,416
5,015	Barnes & Noble, Inc.	87,462
3,727	Bob Evans Farms, Inc.	124,780
13,442	BorgWarner, Inc.*	886,097
10,134	Brinker International, Inc.	244,027
7,394	Career Education Corp.*	52,202
6,911	Cheesecake Factory, Inc. (The)*	195,996
21,122	Chico’s FAS, Inc.	219,669
7,429	Collective Brands, Inc.*	103,635
4,729	Deckers Outdoor Corp.*	515,201
11,807	Dick’s Sporting Goods, Inc.*	464,133
14,954	Dollar Tree, Inc.*	1,218,601
8,710	DreamWorks Animation SKG, Inc., Class A*	161,745
18,750	Foot Locker, Inc.	442,313
6,499	Fossil, Inc.*	582,245
17,554	Gentex Corp.	517,492
8,197	Guess?, Inc.	230,500
11,905	Hanesbrands, Inc.*	293,220
3,500	International Speedway Corp., Class A	86,100
2,479	ITT Educational Services, Inc.*	136,246
5,819	John Wiley & Sons, Inc., Class A	279,894
8,847	KB Home	65,025
7,173	Lamar Advertising Co., Class A*	174,232
5,182	Life Time Fitness, Inc.*	211,063
17,949	LKQ Corp.*	547,983
3,578	Matthews International Corp., Class A	118,682
4,599	MDC Holdings, Inc.	82,092
4,570	Meredith Corp.	132,530
7,006	Mohawk Industries, Inc.*	382,247
14,825	New York Times Co. (The), Class A*	107,926
610	NVR, Inc.*	408,609
34,342	Office Depot, Inc.*	77,270
3,730	Panera Bread Co., Class A*	534,807
13,828	PetSmart, Inc.	667,201
8,484	Polaris Industries, Inc.	509,888
8,290	PVH Corp.	562,808
12,224	RadioShack Corp.	140,332
7,078	Regis Corp.	114,805
7,557	Rent-A-Center, Inc.	271,674
5,440	Ryland Group, Inc. (The)	81,818
19,620	Saks, Inc.*	186,782
3,091	Scholastic Corp.	83,673
7,109	Scientific Games Corp., Class A*	61,137
29,064	Service Corp. International	297,906
10,610	Signet Jewelers Ltd.	469,811
8,290	Sotheby’s	260,389
1,482	Strayer Education, Inc.	144,139
5,472	Thor Industries, Inc.	132,422
18,037	Toll Brothers, Inc.*	366,331
8,750	Tractor Supply Co.	632,013
7,045	Tupperware Brands Corp.	410,442
4,502	Under Armour, Inc., Class A*	366,148
5,785	Valassis Communications, Inc.*	111,130
4,972	Warnaco Group, Inc. (The)*	252,031
36,916	Wendy’s Co. (The)	183,103
12,826	Williams-Sonoma, Inc.	484,438
6,824	WMS Industries, Inc.*	143,099
		19,037,447
	Consumer Staples - 2.8%

17,595	Church & Dwight Co., Inc.	778,579
9,417	Corn Products International, Inc.	489,590
8,430	Energizer Holdings, Inc.*	609,320
13,892	Flowers Foods, Inc.	274,645
15,762	Green Mountain Coffee Roasters, Inc.*	826,402
9,454	Hansen Natural Corp.*	871,659
2,444	Lancaster Colony Corp.	172,057
6,754	Ralcorp Holdings, Inc.*	549,235
6,015	Ruddick Corp.	239,698
20,233	Smithfield Foods, Inc.*	495,506
3,055	Tootsie Roll Industries, Inc.	73,656
2,856	Universal Corp.	135,317
		5,515,664
	Energy - 4.6%

26,118	Arch Coal, Inc.	428,074
6,918	Atwood Oceanics, Inc.*	283,638
5,822	Bill Barrett Corp.*	227,058
2,445	CARBO Ceramics, Inc.	347,972
10,486	Cimarex Energy Co.	703,401
5,852	Comstock Resources, Inc.*	97,319
9,241	Dresser-Rand Group, Inc.*	481,179
4,216	Dril-Quip, Inc.*	299,884
8,844	Energen Corp.	448,568
7,845	Exterran Holdings, Inc.*	89,904
14,021	Forest Oil Corp.*	224,897
12,993	Helix Energy Solutions Group, Inc.*	230,496
25,760	HollyFrontier Corp.	598,920
7,748	Northern Oil and Gas, Inc.*	189,748
13,314	Oceaneering International, Inc.	633,214
6,300	Oil States International, Inc.*	474,075
11,192	Patriot Coal Corp.*	116,509
19,077	Patterson-UTI Energy, Inc.	400,999
17,299	Plains Exploration & Production Co.*	615,498
14,693	Quicksilver Resources, Inc.*	119,013
7,812	SM Energy Co.	620,976
15,305	Southern Union Co.	630,872
9,780	Superior Energy Services, Inc.*	290,564
6,366	Tidewater, Inc.	320,846
5,083	Unit Corp.*	257,301
		9,130,925
	Financials - 12.8%

6,375	Affiliated Managers Group, Inc.*	602,884
7,592	Alexandria Real Estate Equities, Inc. (REIT)	497,732
8,524	American Campus Communities, Inc. (REIT)	335,334
9,614	American Financial Group, Inc./OH	346,104
24,086	Apollo Investment Corp.	173,660
13,796	Arthur J. Gallagher & Co.	427,400
8,684	Aspen Insurance Holdings Ltd.	230,300
21,259	Associated Banc-Corp	221,094
10,261	Astoria Financial Corp.	77,368

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,906	BancorpSouth, Inc.	$87,279
5,782	Bank of Hawaii Corp.	246,024
9,166	BRE Properties, Inc. (REIT)	446,018
14,187	Brown & Brown, Inc.	295,941
8,719	Camden Property Trust (REIT)	503,348
9,645	Cathay General Bancorp	133,776
5,728	City National Corp./CA	242,982
9,957	Commerce Bancshares, Inc./MO	370,705
8,812	Corporate Office Properties Trust (REIT)	183,730
12,708	Cousins Properties, Inc. (REIT)	75,613
7,520	Cullen/Frost Bankers, Inc.	380,286
30,996	Duke Realty Corp. (REIT)	359,554
18,266	East West Bancorp, Inc.	357,466
14,377	Eaton Vance Corp.	345,479
7,302	Equity One, Inc. (REIT)	122,016
4,017	Essex Property Trust, Inc. (REIT)	533,659
6,658	Everest Re Group Ltd.	584,106
7,693	Federal Realty Investment Trust (REIT)	680,292
27,399	Fidelity National Financial, Inc., Class A	434,822
12,923	First American Financial Corp.	149,907
36,149	First Niagara Financial Group, Inc.	318,111
13,405	FirstMerit Corp.	195,847
24,505	Fulton Financial Corp.	229,367
3,567	Greenhill & Co., Inc.	137,544
10,391	Hancock Holding Co.	317,289
5,567	Hanover Insurance Group, Inc. (The)	200,857
13,477	HCC Insurance Holdings, Inc.	362,262
8,874	Highwoods Properties, Inc. (REIT)	255,926
5,757	Home Properties, Inc. (REIT)	316,462
15,146	Hospitality Properties Trust (REIT)	333,666
6,529	International Bancshares Corp.	116,739
22,930	Janus Capital Group, Inc.	151,338
18,101	Jefferies Group, Inc.	207,075
5,334	Jones Lang LaSalle, Inc.	343,616
6,148	Kemper Corp.	169,377
14,178	Liberty Property Trust (REIT)	422,646
16,175	Macerich Co. (The) (REIT)	810,368
10,674	Mack-Cali Realty Corp. (REIT)	271,974
4,436	Mercury General Corp.	199,531
14,763	MSCI, Inc., Class A*	498,251
53,637	New York Community Bancorp, Inc.	645,790
31,321	Old Republic International Corp.	257,459
12,639	Omega Healthcare Investors, Inc. (REIT)	226,617
4,921	Potlatch Corp. (REIT)	158,259
5,755	Prosperity Bancshares, Inc.	230,142
10,390	Protective Life Corp.	230,554
12,575	Raymond James Financial, Inc.	374,861
14,925	Rayonier, Inc. (REIT)	606,552
15,562	Realty Income Corp. (REIT)	526,929
11,026	Regency Centers Corp. (REIT)	409,726
9,099	Reinsurance Group of America, Inc.	468,599
18,362	SEI Investments Co.	308,482
19,778	Senior Housing Properties Trust (REIT)	433,336
5,656	Signature Bank/NY*	330,480
10,485	SL Green Realty Corp. (REIT)	690,332
5,463	StanCorp Financial Group, Inc.	192,625
5,300	SVB Financial Group*	249,312
96,992	Synovus Financial Corp.	144,518
7,100	Taubman Centers, Inc. (REIT)	442,543
19,582	TCF Financial Corp.	196,995
7,049	Transatlantic Holdings, Inc.	385,157
7,851	Trustmark Corp.	175,548
26,855	UDR, Inc. (REIT)	631,093
20,840	Valley National Bancorp	245,912
13,922	W. R. Berkley Corp.	474,879
10,548	Waddell & Reed Financial, Inc., Class A	286,695
13,532	Washington Federal, Inc.	176,051
9,005	Webster Financial Corp.	177,399
14,824	Weingarten Realty Investors (REIT)	306,709
3,501	Westamerica Bancorp.	160,731
		25,447,410
	Health Care - 6.9%

23,054	Allscripts Healthcare Solutions, Inc.*	448,631
6,080	AMERIGROUP Corp.*	347,594
2,410	Bio-Rad Laboratories, Inc., Class A*	227,263
6,112	Catalyst Health Solutions, Inc.*	317,946
6,298	Charles River Laboratories International, Inc.*	178,548
11,421	Community Health Systems, Inc.*	226,935
5,855	Cooper Cos., Inc. (The)	358,677
7,456	Covance, Inc.*	342,305
14,306	Endo Pharmaceuticals Holdings, Inc.*	489,694
5,917	Gen-Probe, Inc.*	372,712
31,165	Health Management Associates, Inc., Class A*	256,176
10,189	Health Net, Inc.*	317,286
11,320	Henry Schein, Inc.*	728,329
7,749	Hill-Rom Holdings, Inc.	244,868
32,131	Hologic, Inc.*	565,827
6,974	IDEXX Laboratories, Inc.*	524,375
5,908	LifePoint Hospitals, Inc.*	231,771
10,875	Lincare Holdings, Inc.	257,738
7,355	Masimo Corp.	151,954
7,780	Medicis Pharmaceutical Corp., Class A	254,017
5,981	MEDNAX, Inc.*	403,119
3,915	Mettler-Toledo International, Inc.*	625,617
14,212	Omnicare, Inc.	463,453
7,816	Owens & Minor, Inc.	240,733
11,382	Perrigo Co.	1,114,298
13,957	Pharmaceutical Product Development, Inc.	463,512
18,584	ResMed, Inc.*	484,113
7,271	STERIS Corp.	218,639
4,538	Techne Corp.	306,270
4,985	Teleflex, Inc.	303,487
7,332	Thoratec Corp.*	223,039
6,367	United Therapeutics Corp.*	260,474
11,992	Universal Health Services, Inc., Class B	482,318
10,613	VCA Antech, Inc.*	208,652
25,506	Vertex Pharmaceuticals, Inc.*	739,419
5,238	WellCare Health Plans, Inc.*	306,161
		13,685,950
	Industrials - 10.9%

5,310	Acuity Brands, Inc.	266,827
14,633	AECOM Technology Corp.*	313,878
11,833	AGCO Corp.*	541,360

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,411	Alaska Air Group, Inc.*	$306,212
5,112	Alexander & Baldwin, Inc.	193,694
4,049	Alliant Techsystems, Inc.	238,243
19,806	AMETEK, Inc.	848,489
12,641	BE Aerospace, Inc.*	492,367
5,727	Brink’s Co. (The)	140,999
7,555	Carlisle Cos., Inc.	336,953
5,790	Clean Harbors, Inc.*	347,226
6,817	Con-way, Inc.	191,489
6,546	Copart, Inc.*	294,112
4,245	Corporate Executive Board Co. (The)	166,362
12,221	Corrections Corp. of America*	256,641
5,981	Crane Co.	287,028
6,270	Deluxe Corp.	143,332
9,260	Donaldson Co., Inc.	632,921
3,759	Esterline Technologies Corp.*	202,497
22,721	Exelis, Inc.	203,126
18,936	Fortune Brands Home & Security, Inc.*	315,852
5,086	FTI Consulting, Inc.*	218,139
6,426	Gardner Denver, Inc.	550,837
5,719	GATX Corp.	244,144
6,401	General Cable Corp.*	169,626
7,462	Graco, Inc.	320,791
4,276	Granite Construction, Inc.	106,472
9,903	Harsco Corp.	204,398
7,137	Herman Miller, Inc.	154,088
5,494	HNI Corp.	143,943
7,356	Hubbell, Inc., Class B	481,229
5,983	Huntington Ingalls Industries, Inc.*	189,960
10,191	IDEX Corp.	371,564
11,347	ITT Corp.	228,869
11,351	J.B. Hunt Transport Services, Inc.	518,968
25,024	JetBlue Airways Corp.*	103,099
13,474	Kansas City Southern*	916,636
18,491	KBR, Inc.	534,390
9,968	Kennametal, Inc.	379,880
6,817	Kirby Corp.*	438,197
5,784	Korn/Ferry International*	97,345
5,854	Landstar System, Inc.	270,865
6,521	Lennox International, Inc.	216,041
10,326	Lincoln Electric Holdings, Inc.	407,670
10,038	Manpower, Inc.	367,692
3,766	Mine Safety Appliances Co.	132,638
5,726	MSC Industrial Direct Co., Inc., Class A	398,129
7,303	Nordson Corp.	343,679
11,186	Oshkosh Corp.*	229,537
12,121	Pentair, Inc.	460,962
5,085	Regal-Beloit Corp.	267,776
7,917	Rollins, Inc.	175,757
8,849	Shaw Group, Inc. (The)*	219,632
6,265	SPX Corp.	397,201
13,441	Terex Corp.*	207,395
6,436	Thomas & Betts Corp.*	334,736
10,354	Timken Co.	434,972
6,458	Towers Watson & Co., Class A	420,803
9,839	Trinity Industries, Inc.	281,199
5,330	Triumph Group, Inc.	317,082
7,684	United Rentals, Inc.*	216,228
9,772	URS Corp.*	353,160
12,603	UTi Worldwide, Inc.	196,103
2,762	Valmont Industries, Inc.	235,267
13,861	Waste Connections, Inc.	454,225
3,470	Watsco, Inc.	220,345
5,441	Werner Enterprises, Inc.	127,537
5,917	Westinghouse Air Brake Technologies Corp.	403,835
7,333	Woodward, Inc.	310,479
		21,493,128
	Information Technology - 10.2%

4,113	ACI Worldwide, Inc.*	123,719
10,000	Acxiom Corp.*	124,400
7,909	ADTRAN, Inc.	261,234
4,047	Advent Software, Inc.*	109,269
6,240	Alliance Data Systems Corp.*	639,038
11,317	ANSYS, Inc.*	701,314
11,955	AOL, Inc.*	171,435
14,086	Arrow Electronics, Inc.*	514,984
57,082	Atmel Corp.*	506,317
18,744	Avnet, Inc.*	558,384
15,145	Broadridge Financial Solutions, Inc.	341,823
32,997	Cadence Design Systems, Inc.*	360,987
11,872	Ciena Corp.*	143,770
5,695	Concur Technologies, Inc.*	268,975
14,723	Convergys Corp.*	190,221
13,054	CoreLogic, Inc.*	173,357
14,182	Cree, Inc.*	352,848
19,047	Cypress Semiconductor Corp.*	363,226
7,877	Diebold, Inc.	237,649
4,859	Digital River, Inc.*	77,695
4,113	DST Systems, Inc.	195,491
5,758	Equinix, Inc.*	575,915
5,625	Factset Research Systems, Inc.	524,419
4,381	Fair Isaac Corp.	159,337
15,658	Fairchild Semiconductor International, Inc.*	202,771
11,835	Gartner, Inc.*	447,718
9,843	Global Payments, Inc.	435,356
13,086	Informatica Corp.*	588,281
19,300	Ingram Micro, Inc., Class A*	347,593
17,914	Integrated Device Technology, Inc.*	103,901
8,588	International Rectifier Corp.*	180,606
15,435	Intersil Corp., Class A	164,074
4,985	Itron, Inc.*	176,619
10,584	Jack Henry & Associates, Inc.	351,495
15,178	Lam Research Corp.*	618,807
10,353	Lender Processing Services, Inc.	196,293
2,833	Mantech International Corp., Class A	95,755
11,447	Mentor Graphics Corp.*	145,835
9,903	MICROS Systems, Inc.*	467,124
11,349	National Instruments Corp.	298,479
19,295	NCR Corp.*	337,470
9,003	NeuStar, Inc., Class A*	303,761
14,401	Parametric Technology Corp.*	299,973
5,343	Plantronics, Inc.	184,120
21,680	Polycom, Inc.*	366,392
12,741	QLogic Corp.*	190,096
7,166	Quest Software, Inc.*	129,490
12,636	Rackspace Hosting, Inc.*	548,150
33,890	RF Micro Devices, Inc.*	211,135
19,069	Riverbed Technology, Inc.*	495,794
13,640	Rovi Corp.*	378,510
8,010	Semtech Corp.*	185,832
5,135	Silicon Laboratories, Inc.*	221,935
22,835	Skyworks Solutions, Inc.*	372,439
8,685	Solera Holdings, Inc.	410,974
17,658	Synopsys, Inc.*	493,894

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,314	Tech Data Corp.*	$261,608
19,945	TIBCO Software, Inc.*	546,493
15,049	Trimble Navigation Ltd.*	648,311
10,161	ValueClick, Inc.*	157,089
12,731	VeriFone Systems, Inc.*	558,254
19,267	Vishay Intertechnology, Inc.*	190,551
6,594	Zebra Technologies Corp., Class A*	249,649
		20,238,434
	Materials - 4.5%

11,253	Albemarle Corp.	613,626
8,196	Aptargroup, Inc.	416,275
9,557	Ashland, Inc.	531,560
8,012	Cabot Corp.	265,838
5,410	Carpenter Technology Corp.	292,897
14,179	Commercial Metals Co.	198,222
4,023	Compass Minerals International, Inc.	308,363
6,077	Cytec Industries, Inc.	286,591
4,476	Domtar Corp.	351,500
3,766	Greif, Inc., Class A	175,571
6,460	Intrepid Potash, Inc.*	149,614
16,208	Louisiana-Pacific Corp.*	129,340
5,600	Martin Marietta Materials, Inc.	438,256
2,219	Minerals Technologies, Inc.	128,702
1,349	NewMarket Corp.	266,954
9,840	Olin Corp.	186,960
12,222	Packaging Corp. of America	317,894
9,190	Reliance Steel & Aluminum Co.	451,321
8,742	Rock-Tenn Co., Class A	509,222
16,078	RPM International, Inc.	379,441
5,468	Scotts Miracle-Gro Co. (The), Class A	241,084
6,139	Sensient Technologies Corp.	231,870
6,107	Silgan Holdings, Inc.	237,807
12,252	Sonoco Products Co.	397,945
26,819	Steel Dynamics, Inc.	353,474
13,312	Temple-Inland, Inc.	423,721
11,454	Valspar Corp.	422,424
6,758	Worthington Industries, Inc.	118,873
		8,825,345
	Telecommunication Services - 0.3%

11,284	Telephone & Data Systems, Inc.	304,555
18,486	tw telecom, inc.*	347,352
		651,907
	Utilities - 3.9%

9,620	AGL Resources, Inc.	396,633
13,607	Alliant Energy Corp.	574,352
16,977	Aqua America, Inc.	371,796
11,069	Atmos Energy Corp.	378,671
4,829	Black Hills Corp.	158,150
7,491	Cleco Corp.	270,725
16,686	Great Plains Energy, Inc.	351,074
11,765	Hawaiian Electric Industries, Inc.	304,831
6,107	IDACORP, Inc.	250,326
23,154	MDU Resources Group, Inc.	497,116
10,133	National Fuel Gas Co.	587,207
12,700	NSTAR	577,723
28,939	NV Energy, Inc.	443,924
12,024	OGE Energy Corp.	636,791
9,774	PNM Resources, Inc.	186,781
21,770	Questar Corp.	420,161
13,704	UGI Corp.	410,572
10,031	Vectren Corp.	291,902
14,212	Westar Energy, Inc.	392,535
6,298	WGL Holdings, Inc.	269,995
		7,771,265
	Total Common Stocks (Cost $135,828,847)	131,797,475

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$74,236	0.00%, due 12/01/11	74,236
	Total U.S. Government & Agency Security (Cost $74,236)	74,236

	Repurchase Agreements (a)(b) - 23.9%
47,384,659	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $47,384,787	47,384,659
	Total Repurchase Agreements (Cost $47,384,659)	47,384,659

	Total Investment Securities (Cost $183,287,742) — 90.4%	179,256,370
	Other assets less liabilities — 9.6%	19,000,621
	Net Assets — 100.0%	$198,256,991

*                                    Non-income producing security.

‡                                     Amount represents less than 0.05%.

(a)                             A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $59,289,863.

(b)                            The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                        Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,187,969
Aggregate gross unrealized depreciation	(6,360,308)
Net unrealized depreciation	$(4,172,339)
Federal income tax cost of investments	$183,428,709

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	190	12/16/11	$16,784,600	$987,354

Cash collateral in the amount of $1,112,669 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$64,811,714	$(986,995)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	7,504,119	1,151,245

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	79,504,775	(2,934,214)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	16,228,926	(529,928)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	10,963,121	(167,727)

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	24,605,504	(376,445)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	44,282,095	(671,231)

		$(4,515,295)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) - 60.7%
	Consumer Discretionary - 9.0%

866	American Public Education, Inc.*	$33,185
1,321	Arbitron, Inc.	49,683
591	Arctic Cat, Inc.*	11,749
911	Audiovox Corp., Class A*	6,596
1,068	Big 5 Sporting Goods Corp.	9,740
70	Biglari Holdings, Inc.*	24,067
1,170	BJ’s Restaurants, Inc.*	56,254
692	Blue Nile, Inc.*	26,289
252	Blyth, Inc.	16,587
2,639	Boyd Gaming Corp.*	17,681
2,038	Brown Shoe Co., Inc.	17,099
4,324	Brunswick Corp.	80,513
1,310	Buckle, Inc. (The)	52,348
891	Buffalo Wild Wings, Inc.*	57,452
2,091	Cabela’s, Inc.*	49,285
3,137	Callaway Golf Co.	17,724
738	Capella Education Co.*	25,092
2,452	Carter’s, Inc.*	97,516
1,430	Cato Corp. (The), Class A	36,594
942	CEC Entertainment, Inc.	31,727
1,222	Children’s Place Retail Stores, Inc. (The)*	65,829
1,738	Christopher & Banks Corp.	4,971
1,492	Coinstar, Inc.*	63,694
4,228	Coldwater Creek, Inc.*	3,651
4,116	Corinthian Colleges, Inc.*	10,825
1,115	Cracker Barrel Old Country Store, Inc.	53,029
4,343	Crocs, Inc.*	67,360
1,332	Digital Generation, Inc.*	15,451
775	DineEquity, Inc.*	36,487
922	Drew Industries, Inc.	20,007
1,586	E.W. Scripps Co. (The), Class A*	13,481
1,258	Ethan Allen Interiors, Inc.	25,537
2,612	Finish Line (The), Class A	55,061
1,871	Fred’s, Inc., Class A	25,184
1,174	Genesco, Inc.*	69,325
1,148	Group 1 Automotive, Inc.	56,378
2,134	Harte-Hanks, Inc.	19,419
927	Haverty Furniture Cos., Inc.	11,207
1,500	Helen of Troy Ltd.*	44,805
1,302	Hibbett Sports, Inc.*	59,254
3,044	Hillenbrand, Inc.	69,190
2,180	HOT Topic, Inc.	15,478
1,941	HSN, Inc.	69,488
3,553	Iconix Brand Group, Inc.*	61,325
1,986	Interval Leisure Group, Inc.*	27,824
1,304	iRobot Corp.*	41,402
2,252	Jack in the Box, Inc.*	46,166
1,320	Jakks Pacific, Inc.	25,199
1,351	JoS. A. Bank Clothiers, Inc.*	66,577
825	Kirkland’s, Inc.*	10,288
1,329	K-Swiss, Inc., Class A*	3,774
2,527	La-Z-Boy, Inc.*	25,017
1,098	Lincoln Educational Services Corp.	8,070
1,068	Lithia Motors, Inc., Class A	23,720
7,163	Live Nation Entertainment, Inc.*	61,888
4,592	Liz Claiborne, Inc.*	37,976
1,347	Lumber Liquidators Holdings, Inc.*	22,818
908	M/I Homes, Inc.*	8,208
1,141	Maidenform Brands, Inc.*	21,040
983	Marcus Corp.	12,042
1,130	MarineMax, Inc.*	7,198
1,300	Marriott Vacations Worldwide Corp.*	20,774
2,485	Men’s Wearhouse, Inc. (The)	69,158
1,353	Meritage Homes Corp.*	29,523
700	Midas, Inc.*	5,922
556	Monarch Casino & Resort, Inc.*	5,332
1,483	Monro Muffler Brake, Inc.	59,543
845	Movado Group, Inc.	13,292
1,291	Multimedia Games Holding Co., Inc.*	9,553
1,355	Nutrisystem, Inc.	15,772
903	O’Charleys, Inc.*	5,815
4,175	OfficeMax, Inc.*	19,414
672	Oxford Industries, Inc.	25,489
1,031	P.F. Chang’s China Bistro, Inc.	31,270
934	Papa John’s International, Inc.*	35,399
627	Peet’s Coffee & Tea, Inc.*	36,441
2,557	PEP Boys-Manny Moe & Jack (The)	29,048
627	Perry Ellis International, Inc.*	8,966
1,020	PetMed Express, Inc.	9,506
3,012	Pinnacle Entertainment, Inc.*	31,837
2,345	Pool Corp.	71,523
6,003	Quiksilver, Inc.*	18,549
560	Red Robin Gourmet Burgers, Inc.*	14,885
3,063	Ruby Tuesday, Inc.*	22,452
760	rue21, inc.*	18,270
1,702	Ruth’s Hospitality Group, Inc.*	8,442
784	School Specialty, Inc.*	3,277
2,718	Select Comfort Corp.*	50,365
2,629	Shuffle Master, Inc.*	29,156
1,792	Skechers U.S.A., Inc., Class A*	24,120
334	Skyline Corp.	1,927
1,699	Sonic Automotive, Inc., Class A	25,094
3,007	Sonic Corp.*	21,229
1,622	Spartan Motors, Inc.	8,110
1,510	Stage Stores, Inc.	18,935
956	Standard Motor Products, Inc.	18,671
4,894	Standard Pacific Corp.*	15,563
1,329	Stein Mart, Inc.	8,732
1,849	Steven Madden Ltd.*	65,935
918	Sturm Ruger & Co., Inc.	29,523
1,147	Superior Industries International, Inc.	18,673
2,983	Texas Roadhouse, Inc.	39,942
1,250	True Religion Apparel, Inc.*	44,000
2,096	Tuesday Morning Corp.*	6,791
726	Universal Electronics, Inc.*	11,848
1,038	Universal Technical Institute, Inc.*	13,266
1,414	Vitamin Shoppe, Inc.*	52,049
1,414	Winnebago Industries, Inc.*	9,106
2,393	Wolverine World Wide, Inc.	88,158
1,264	Zale Corp.*	4,348
1,057	Zumiez, Inc.*	24,871
		3,352,688
	Consumer Staples - 2.6%

4,227	Alliance One International, Inc.*	11,836
903	Andersons, Inc. (The)	39,994
2,326	B&G Foods, Inc.	51,614
420	Boston Beer Co., Inc. (The), Class A*	41,962
608	Calavo Growers, Inc.	16,148
695	Cal-Maine Foods, Inc.	23,533
1,847	Casey’s General Stores, Inc.	98,593
2,283	Central Garden and Pet Co., Class A*	20,273
5,682	Darling International, Inc.*	81,650
1,069	Diamond Foods, Inc.	29,665

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,131	Hain Celestial Group, Inc. (The)*	$79,571
786	Inter Parfums, Inc.	13,472
698	J&J Snack Foods Corp.	36,212
668	Medifast, Inc.*	9,292
589	Nash Finch Co.	16,345
2,447	Prestige Brands Holdings, Inc.*	24,176
914	Sanderson Farms, Inc.	47,043
444	Seneca Foods Corp., Class A*	10,088
2,266	Snyder’s-Lance, Inc.	47,881
1,110	Spartan Stores, Inc.	20,013
1,742	TreeHouse Foods, Inc.*	114,850
2,354	United Natural Foods, Inc.*	90,229
804	WD-40 Co.	33,294
		957,734
	Energy - 2.8%

1,292	Approach Resources, Inc.*	40,414
1,421	Basic Energy Services, Inc.*	26,772
1,775	Bristow Group, Inc.	81,757
631	Contango Oil & Gas Co.*	39,753
965	GeoResources, Inc.*	27,512
697	Gulf Island Fabrication, Inc.	19,816
2,158	Gulfport Energy Corp.*	68,517
1,645	Hornbeck Offshore Services, Inc.*	55,502
6,176	ION Geophysical Corp.*	35,883
1,479	Lufkin Industries, Inc.	103,648
1,287	Matrix Service Co.*	12,046
1,270	Overseas Shipholding Group, Inc.	13,398
225	OYO Geospace Corp.*	20,471
2,219	Penn Virginia Corp.	11,761
1,145	Petroleum Development Corp.*	38,415
2,728	Petroquest Energy, Inc.*	18,741
2,992	Pioneer Drilling Co.*	32,852
1,053	SEACOR Holdings, Inc.	91,369
2,380	Stone Energy Corp.*	67,330
2,062	Swift Energy Co.*	60,602
3,747	Tetra Technologies, Inc.*	34,397
3,453	World Fuel Services Corp.	148,030
		1,048,986
	Financials - 11.7%

2,075	Acadia Realty Trust (REIT)	40,628
894	AMERISAFE, Inc.*	20,955
2,244	Bank Mutual Corp.	7,585
1,380	Bank of the Ozarks, Inc.	39,123
7,462	BioMed Realty Trust, Inc. (REIT)	132,898
3,788	Boston Private Financial Holdings, Inc.	29,433
2,874	Brookline Bancorp, Inc.	23,107
977	Calamos Asset Management, Inc., Class A	11,558
1,424	Cash America International, Inc.	70,787
2,707	Cedar Realty Trust, Inc. (REIT)	9,041
732	City Holding Co.	23,834
4,234	Colonial Properties Trust (REIT)	84,003
1,917	Columbia Banking System, Inc.	34,506
1,787	Community Bank System, Inc.	47,213
2,671	Delphi Financial Group, Inc., Class A	73,452
8,126	DiamondRock Hospitality Co. (REIT)	71,346
1,359	Dime Community Bancshares, Inc.	16,091
1,302	EastGroup Properties, Inc. (REIT)	55,426
1,039	eHealth, Inc.*	15,762
1,694	Employers Holdings, Inc.	29,425
1,061	Encore Capital Group, Inc.*	23,130
2,265	Entertainment Properties Trust (REIT)	101,246
4,576	Extra Space Storage, Inc. (REIT)	110,282
2,109	EZCORP, Inc., Class A*	61,351
1,885	Financial Engines, Inc.*	41,413
1,034	First BanCorp./Puerto Rico*	3,619
1,497	First Cash Financial Services, Inc.*	54,341
5,093	First Commonwealth Financial Corp.	23,682
2,828	First Financial Bancorp	44,909
1,527	First Financial Bankshares, Inc.	50,391
3,616	First Midwest Bancorp, Inc./IL	34,352
6,167	FNB Corp./PA	65,740
1,723	Forestar Group, Inc.*	26,190
3,440	Franklin Street Properties Corp. (REIT)	37,530
1,313	Getty Realty Corp. (REIT)	21,008
3,491	Glacier Bancorp, Inc.	41,927
11,598	Hanmi Financial Corp.*	10,153
3,778	Healthcare Realty Trust, Inc. (REIT)	66,568
1,093	Home Bancshares, Inc./AR	27,172
1,938	Horace Mann Educators Corp.	23,663
1,042	Independent Bank Corp./MA	27,238
593	Infinity Property & Casualty Corp.	34,056
3,753	Inland Real Estate Corp. (REIT)	27,847
1,880	Interactive Brokers Group, Inc., Class A	27,956
1,991	Investment Technology Group, Inc.*	21,204
2,838	Kilroy Realty Corp. (REIT)	102,423
3,087	Kite Realty Group Trust (REIT)	13,027
4,131	LaSalle Hotel Properties (REIT)	96,707
6,668	Lexington Realty Trust (REIT)	50,543
1,473	LTC Properties, Inc. (REIT)	42,349
2,567	Meadowbrook Insurance Group, Inc.	26,183
5,423	Medical Properties Trust, Inc. (REIT)	51,844
1,803	Mid-America Apartment Communities, Inc. (REIT)	103,348
3,726	Nara Bancorp, Inc.*	34,913
2,078	National Financial Partners Corp.*	28,676
5,965	National Penn Bancshares, Inc.	49,688
4,907	National Retail Properties, Inc. (REIT)	129,839
559	Navigators Group, Inc. (The)*	26,100
1,631	NBT Bancorp, Inc.	34,740
4,736	Northwest Bancshares, Inc.	58,821
4,600	Old National Bancorp/IN	51,612
2,268	Oritani Financial Corp.	29,507
1,628	PacWest Bancorp	30,411
1,074	Parkway Properties, Inc./MD (REIT)	10,858
2,703	Pennsylvania Real Estate Investment Trust (REIT)	25,219
1,657	Pinnacle Financial Partners, Inc.*	24,838
756	Piper Jaffray Cos.*	15,649
831	Portfolio Recovery Associates, Inc.*	57,646
2,450	Post Properties, Inc. (REIT)	97,975
1,034	Presidential Life Corp.	10,567
2,893	PrivateBancorp, Inc.	27,773
1,485	ProAssurance Corp.	118,221
5,360	Prospect Capital Corp.	49,741
2,612	Provident Financial Services, Inc.	34,191
924	PS Business Parks, Inc. (REIT)	48,695
808	RLI Corp.	57,263

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,363	S&T Bancorp, Inc.	$25,161
737	Safety Insurance Group, Inc.	30,836
561	Saul Centers, Inc. (REIT)	19,585
2,630	Selective Insurance Group, Inc.	43,342
842	Simmons First National Corp., Class A	22,313
1,345	Sovran Self Storage, Inc. (REIT)	56,006
1,501	Sterling Bancorp/NY	13,104
937	Stewart Information Services Corp.	9,885
2,608	Stifel Financial Corp.*	82,674
7,603	Susquehanna Bancshares, Inc.	60,216
1,422	SWS Group, Inc.	9,129
4,171	Tanger Factory Outlet Centers (REIT)	118,248
1,812	Texas Capital Bancshares, Inc.*	52,294
389	Tompkins Financial Corp.	15,599
2,001	Tower Group, Inc.	42,001
4,522	TrustCo Bank Corp NY	23,831
1,572	UMB Financial Corp.	56,120
5,561	Umpqua Holdings Corp.	69,513
2,193	United Bankshares, Inc.	58,597
921	United Community Banks, Inc./GA*	6,410
1,018	United Fire & Casualty Co.	19,943
613	Universal Health Realty Income Trust (REIT)	22,626
1,119	Urstadt Biddle Properties, Inc., Class A (REIT)	18,878
2,907	Wilshire Bancorp, Inc.*	9,302
1,725	Wintrust Financial Corp.	47,938
727	World Acceptance Corp.*	49,887
		4,365,946
	Health Care - 7.6%

1,108	Abaxis, Inc.*	30,658
3,416	Affymetrix, Inc.*	15,440
548	Air Methods Corp.*	44,235
3,315	Align Technology, Inc.*	81,217
400	Almost Family, Inc.*	5,988
1,420	Amedisys, Inc.*	16,855
1,960	AMN Healthcare Services, Inc.*	8,996
1,519	Amsurg Corp.*	39,616
609	Analogic Corp.	34,110
2,608	Arqule, Inc.*	14,631
1,208	Bio-Reference Labs, Inc.*	14,979
1,429	Cambrex Corp.*	9,874
643	Cantel Medical Corp.	16,917
2,443	Centene Corp.*	94,569
966	Chemed Corp.	51,836
537	Computer Programs & Systems, Inc.	24,380
1,387	CONMED Corp.*	36,464
314	Corvel Corp.*	14,981
1,516	Cross Country Healthcare, Inc.*	7,838
1,365	CryoLife, Inc.*	5,624
2,966	Cubist Pharmaceuticals, Inc.*	114,399
1,222	Cyberonics, Inc.*	37,063
1,201	Emergent Biosolutions, Inc.*	20,465
794	Ensign Group, Inc. (The)	18,826
1,630	Enzo Biochem, Inc.*	3,993
2,127	eResearchTechnology, Inc.*	9,742
1,486	Gentiva Health Services, Inc.*	8,649
1,137	Greatbatch, Inc.*	25,150
1,251	Haemonetics Corp.*	74,097
1,627	Hanger Orthopedic Group, Inc.*	26,032
3,296	Healthspring, Inc.*	180,028
1,636	Healthways, Inc.*	10,650
495	Hi-Tech Pharmacal Co., Inc.*	20,552
4,114	HMS Holdings Corp.*	124,778
597	ICU Medical, Inc.*	26,274
989	Integra LifeSciences Holdings Corp.*	31,777
1,551	Invacare Corp.	31,858
797	IPC The Hospitalist Co., Inc.*	36,742
373	Kensey Nash Corp.*	9,474
2,528	Kindred Healthcare, Inc.*	31,347
457	Landauer, Inc.	23,184
766	LHC Group, Inc.*	10,647
1,358	Magellan Health Services, Inc.*	68,796
2,622	Medicines Co. (The)*	49,582
1,993	Meridian Bioscience, Inc.	38,126
2,035	Merit Medical Systems, Inc.*	28,266
1,387	Molina Healthcare, Inc.*	30,306
610	MWI Veterinary Supply, Inc.*	42,157
1,423	Natus Medical, Inc.*	11,910
1,131	Neogen Corp.*	39,845
2,051	NuVasive, Inc.*	28,304
1,609	Omnicell, Inc.*	26,001
924	Palomar Medical Technologies, Inc.*	7,632
1,772	Par Pharmaceutical Cos., Inc.*	57,430
2,863	PAREXEL International Corp.*	57,403
1,427	PharMerica Corp.*	22,333
2,588	PSS World Medical, Inc.*	63,095
1,906	Quality Systems, Inc.	67,377
3,025	Questcor Pharmaceuticals, Inc.*	135,974
3,648	Regeneron Pharmaceuticals, Inc.*	216,764
2,868	Salix Pharmaceuticals Ltd.*	126,594
3,466	Savient Pharmaceuticals, Inc.*	8,700
674	SonoSite, Inc.*	27,904
706	SurModics, Inc.*	8,754
1,763	Symmetry Medical, Inc.*	13,804
3,454	ViroPharma, Inc.*	82,931
1,635	West Pharmaceutical Services, Inc.	62,997
1,075	Zoll Medical Corp.*	49,482
		2,817,402
	Industrials - 9.3%

1,884	A. O. Smith Corp.	73,966
910	AAON, Inc.	19,938
1,926	AAR Corp.	35,169
2,322	ABM Industries, Inc.	50,457
3,332	Actuant Corp., Class A	76,369
1,917	Aegion Corp.*	29,062
895	Aerovironment, Inc.*	27,306
1,365	Albany International Corp., Class A	33,115
731	Allegiant Travel Co.*	38,070
448	American Science & Engineering, Inc.	32,798
1,365	Apogee Enterprises, Inc.	14,469
2,069	Applied Industrial Technologies, Inc.	71,443
1,234	Arkansas Best Corp.	23,594
969	Astec Industries, Inc.*	32,413
609	AZZ, Inc.	25,791
2,323	Barnes Group, Inc.	57,866
2,303	Belden, Inc.	76,091
2,564	Brady Corp., Class A	76,766
2,456	Briggs & Stratton Corp.	37,012
419	Cascade Corp.	18,231
624	CDI Corp.	8,143
1,208	Ceradyne, Inc.*	35,926
838	CIRCOR International, Inc.	27,235
2,447	CLARCOR, Inc.	118,484

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,834	Comfort Systems USA, Inc.	$19,129
434	Consolidated Graphics, Inc.*	22,112
766	Cubic Corp.	32,501
2,263	Curtiss-Wright Corp.	74,566
1,463	Dolan Co. (The)*	13,357
1,626	Dycom Industries, Inc.*	32,601
3,248	EMCOR Group, Inc.	83,246
927	Encore Wire Corp.	24,028
1,006	EnPro Industries, Inc.*	33,671
1,292	ESCO Technologies, Inc.	35,013
663	Exponent, Inc.*	31,413
3,019	Federal Signal Corp.	11,140
1,433	Forward Air Corp.	45,999
916	Franklin Electric Co., Inc.	43,116
909	G&K Services, Inc., Class A	27,179
2,850	GenCorp, Inc.*	15,504
3,158	Geo Group, Inc. (The)*	55,897
1,477	Gibraltar Industries, Inc.*	20,013
2,304	Griffon Corp.	21,612
3,225	Healthcare Services Group, Inc.	58,244
2,906	Heartland Express, Inc.	39,958
866	Heidrick & Struggles International, Inc.	18,446
1,820	HUB Group, Inc., Class A*	54,200
2,648	II-VI, Inc.*	51,821
1,118	Insperity, Inc.	27,715
2,797	Interface, Inc., Class A	32,166
1,390	John Bean Technologies Corp.	22,879
1,279	Kaman Corp.	39,687
1,569	Kaydon Corp.	49,549
1,376	Kelly Services, Inc., Class A	19,924
2,890	Knight Transportation, Inc.	43,234
183	Lawson Products, Inc.	2,884
610	Lindsay Corp.	34,459
832	Lydall, Inc.*	7,488
1,747	Mobile Mini, Inc.*	31,498
2,229	Moog, Inc., Class A*	93,217
1,840	Mueller Industries, Inc.	70,178
234	National Presto Industries, Inc.	22,106
2,536	Navigant Consulting, Inc.*	28,581
966	NCI Building Systems, Inc.*	9,003
2,287	Old Dominion Freight Line, Inc.*	88,758
1,798	On Assignment, Inc.*	18,735
2,838	Orbital Sciences Corp.*	42,144
1,297	Orion Marine Group, Inc.*	7,795
433	Powell Industries, Inc.*	13,129
1,837	Quanex Building Products Corp.	27,702
2,223	Resources Connection, Inc.	23,786
2,218	Robbins & Myers, Inc.	117,998
1,969	Simpson Manufacturing Co., Inc.	65,174
2,519	SkyWest, Inc.	30,555
593	Standard Register Co. (The)	1,411
613	Standex International Corp.	19,573
1,927	SYKES Enterprises, Inc.*	31,391
1,786	Teledyne Technologies, Inc.*	101,231
919	Tennant Co.	38,580
3,033	Tetra Tech, Inc.*	67,909
1,489	Toro Co. (The)	84,084
1,948	TrueBlue, Inc.*	25,071
743	Unifirst Corp.	42,968
2,157	United Stationers, Inc.	72,346
948	Universal Forest Products, Inc.	26,421
989	Viad Corp.	18,346
954	Vicor Corp.	7,651
1,446	Watts Water Technologies, Inc., Class A	55,237
		3,467,043
	Information Technology - 11.7%

2,118	Advanced Energy Industries, Inc.*	21,138
748	Agilysys, Inc.*	6,081
1,345	Anixter International, Inc.*	82,596
5,795	Arris Group, Inc.*	62,296
1,538	ATMI, Inc.*	31,837
1,422	Avid Technology, Inc.*	11,319
734	Badger Meter, Inc.	22,805
494	Bel Fuse, Inc., Class B	9,030
2,893	Benchmark Electronics, Inc.*	39,952
876	Black Box Corp.	24,992
2,166	Blackbaud, Inc.	63,702
2,052	Blue Coat Systems, Inc.*	36,936
1,754	Bottomline Technologies, Inc.*	39,465
3,311	Brightpoint, Inc.*	33,077
3,207	Brooks Automation, Inc.	30,595
1,131	Cabot Microelectronics Corp.*	47,016
1,282	CACI International, Inc., Class A*	72,279
2,114	Cardtronics, Inc.*	57,459
1,136	CEVA, Inc.*	32,728
1,947	Checkpoint Systems, Inc.*	23,520
3,497	CIBER, Inc.*	14,478
3,165	Cirrus Logic, Inc.*	51,558
2,042	Cognex Corp.	72,838
1,172	Cohu, Inc.	11,861
2,161	CommVault Systems, Inc.*	107,250
1,547	comScore, Inc.*	30,739
1,139	Comtech Telecommunications Corp.	34,500
1,679	CSG Systems International, Inc.*	25,470
1,671	CTS Corp.	14,220
1,483	Cymer, Inc.*	66,320
1,783	Daktronics, Inc.	16,760
2,010	DealerTrack Holdings, Inc.*	52,059
1,240	Digi International, Inc.*	13,628
1,793	Diodes, Inc.*	36,756
1,142	DSP Group, Inc.*	6,715
833	DTS, Inc.*	23,982
1,563	Ebix, Inc.	33,605
1,172	Electro Scientific Industries, Inc.*	15,435
4,197	Entropic Communications, Inc.*	20,901
1,543	EPIQ Systems, Inc.	20,830
2,172	Exar Corp.*	13,684
807	FARO Technologies, Inc.*	39,099
1,901	FEI Co.*	76,724
716	Forrester Research, Inc.	23,177
6,145	GT Advanced Technologies, Inc.*	47,439
5,617	Harmonic, Inc.*	30,163
1,904	Heartland Payment Systems, Inc.	42,935
1,355	Hittite Microwave Corp.*	73,726
1,456	iGate Corp.*	22,597
1,852	InfoSpace, Inc.*	17,853
2,199	Insight Enterprises, Inc.*	32,193
694	Interactive Intelligence Group*	15,476
2,486	Intermec, Inc.*	18,247
1,111	Intevac, Inc.*	8,321
2,247	j2 Global Communications, Inc.	60,916
2,065	JDA Software Group, Inc.*	65,089
3,265	Kopin Corp.*	11,493
3,529	Kulicke & Soffa Industries, Inc.*	32,114
975	Liquidity Services, Inc.*	33,209
1,117	Littelfuse, Inc.	52,209
2,292	LivePerson, Inc.*	28,833
1,022	LogMeIn, Inc.*	43,956
1,027	Manhattan Associates, Inc.*	46,359
1,676	MAXIMUS, Inc.	69,722

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
729	Measurement Specialties, Inc.*	$20,798
1,472	Mercury Computer Systems, Inc.*	20,299
1,797	Methode Electronics, Inc.	15,957
2,445	Micrel, Inc.	25,428
4,209	Microsemi Corp.*	74,752
390	MicroStrategy, Inc., Class A*	48,021
2,547	MKS Instruments, Inc.	68,412
1,430	Monolithic Power Systems, Inc.*	17,217
1,749	Monotype Imaging Holdings, Inc.*	25,938
761	MTS Systems Corp.	30,577
821	Nanometrics, Inc.*	13,522
388	NCI, Inc., Class A*	4,695
1,820	Netgear, Inc.*	69,142
1,723	Netscout Systems, Inc.*	30,445
1,454	Network Equipment Technologies, Inc.*	2,545
1,823	Newport Corp.*	23,754
1,556	Novatel Wireless, Inc.*	4,995
1,003	Oplink Communications, Inc.*	16,560
718	Opnet Technologies, Inc.	25,611
952	OSI Systems, Inc.*	45,515
1,006	Park Electrochemical Corp.	27,605
898	PC-Tel, Inc.	6,277
1,493	Perficient, Inc.*	12,840
1,188	Pericom Semiconductor Corp.*	9,255
1,720	Plexus Corp.*	46,698
1,411	Power Integrations, Inc.	49,597
3,246	Progress Software Corp.*	66,121
2,021	Pulse Electronics Corp.	6,124
1,116	Radisys Corp.*	4,843
1,243	RightNow Technologies, Inc.*	53,350
1,382	Rofin-Sinar Technologies, Inc.*	33,251
780	Rogers Corp.*	30,966
861	Rubicon Technology, Inc.*	8,171
1,544	Rudolph Technologies, Inc.*	12,136
1,317	ScanSource, Inc.*	46,240
1,560	Sigma Designs, Inc.*	10,873
1,384	Sourcefire, Inc.*	45,838
583	Stamps.com, Inc.*	15,957
1,125	Standard Microsystems Corp.*	28,159
1,987	STR Holdings, Inc.*	18,201
1,027	Stratasys, Inc.*	31,549
1,285	Super Micro Computer, Inc.*	17,463
614	Supertex, Inc.*	11,365
2,089	Symmetricom, Inc.*	10,758
1,598	Synaptics, Inc.*	51,871
1,295	Synchronoss Technologies, Inc.*	38,708
1,240	SYNNEX Corp.*	36,394
4,211	Take-Two Interactive Software, Inc.*	58,743
2,006	Taleo Corp., Class A*	64,974
2,988	Tekelec*	32,928
1,238	TeleTech Holdings, Inc.*	21,801
2,488	Tessera Technologies, Inc.*	43,167
3,317	THQ, Inc.*	5,639
8,000	TriQuint Semiconductor, Inc.*	34,960
2,488	TTM Technologies, Inc.*	27,393
1,184	Tyler Technologies, Inc.*	37,947
1,246	Ultratech, Inc.*	28,907
4,306	United Online, Inc.	22,736
1,881	Veeco Instruments, Inc.*	46,818
2,045	Viasat, Inc.*	96,769
901	Virtusa Corp.*	14,182
1,204	Volterra Semiconductor Corp.*	29,498
1,932	Websense, Inc.*	34,989
1,876	Wright Express Corp.*	98,452
1,472	XO Group, Inc.*	10,849
		4,349,807
	Materials - 2.9%

1,497	A. Schulman, Inc.	30,943
805	A.M. Castle & Co.*	10,948
1,214	AMCOL International Corp.	40,220
1,129	American Vanguard Corp.	14,406
1,405	Balchem Corp.	58,307
1,904	Buckeye Technologies, Inc.	58,986
2,743	Calgon Carbon Corp.*	40,816
2,760	Century Aluminum Co.*	26,579
1,118	Clearwater Paper Corp.*	39,342
526	Deltic Timber Corp.	33,690
2,180	Eagle Materials, Inc.	50,467
2,396	H.B. Fuller Co.	55,252
433	Hawkins, Inc.	17,108
586	Haynes International, Inc.	35,137
2,954	Headwaters, Inc.*	7,562
768	Kaiser Aluminum Corp.	35,789
1,889	KapStone Paper and Packaging Corp.*	31,320
1,000	Koppers Holdings, Inc.	33,030
1,557	Kraton Performance Polymers, Inc.*	32,728
897	LSB Industries, Inc.*	28,049
992	Materion Corp.*	24,393
1,686	Myers Industries, Inc.	20,670
728	Neenah Paper, Inc.	13,621
444	Olympic Steel, Inc.	10,540
1,569	OM Group, Inc.*	35,695
4,497	PolyOne Corp.	48,388
623	Quaker Chemical Corp.	24,241
1,466	RTI International Metals, Inc.*	40,022
782	Schweitzer-Mauduit International, Inc.	55,694
400	Stepan Co.	32,496
1,354	Texas Industries, Inc.	34,297
1,135	Tredegar Corp.	24,777
2,387	Wausau Paper Corp.	18,428
1,066	Zep, Inc.	15,020
		1,078,961
	Telecommunication Services - 0.4%

449	Atlantic Tele-Network, Inc.	18,589
1,491	Cbeyond, Inc.*	11,048
9,657	Cincinnati Bell, Inc.*	28,392
1,755	General Communication, Inc., Class A*	17,883
725	Lumos Networks Corp.*	10,607
1,525	Neutral Tandem, Inc.*	16,485
725	NTELOS Holdings Corp.	15,305
1,073	USA Mobility, Inc.	15,043
		133,352
	Utilities - 2.7%

1,557	Allete, Inc.	62,046
907	American States Water Co.	31,999
2,815	Avista Corp.	70,375
652	Central Vermont Public Service Corp.	22,944
749	CH Energy Group, Inc.	42,206
2,030	El Paso Electric Co.	70,076
1,089	Laclede Group, Inc. (The)	43,701
2,012	New Jersey Resources Corp.	95,188
1,295	Northwest Natural Gas Co.	60,943
1,760	NorthWestern Corp.	61,389
3,494	Piedmont Natural Gas Co., Inc.	115,197

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,458	South Jersey Industries, Inc.	$81,910
2,227	Southwest Gas Corp.	90,038
2,454	UIL Holdings Corp.	85,497
1,791	UniSource Energy Corp.	66,052
		999,561
	Total Common Stocks (Cost $21,376,268)	22,571,480

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$28,459	0.00%, due 12/01/11	28,459
	Total U.S. Government & Agency Security (Cost $28,459)	28,459

	Repurchase Agreements (a)(b) - 28.7%
10,673,433	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $10,673,462	10,673,433
	Total Repurchase Agreements (Cost $10,673,433)	10,673,433

	Total Investment Securities (Cost $32,078,160) — 89.5%	33,273,372
	Other assets less liabilities — 10.5%	3,921,759
	Net Assets — 100.0%	$37,195,131

*                                    Non-income producing security.

(a)                             A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $14,544,806.

(b)                            The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                                        Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,227,956
Aggregate gross unrealized depreciation	(3,908,965)
Net unrealized depreciation	$(681,009)
Federal income tax cost of investments	$33,954,381

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P SmallCap 600™ Index	$24,913,020	$6,031

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P SmallCap 600™ Index	5,325,621	1,289

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P SmallCap 600™ Index	8,419,526	(411,238)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P SmallCap 600™ Index	437,945	(22)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P SmallCap 600™ Index	581,836	(1)

Equity Index Swap Agreement with Societe Generale, based on the S&P SmallCap 600™ Index	12,136,614	408

		$(403,533)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) - 69.9%
	Consumer Discretionary - 9.1%

4,717	1-800-Flowers.com, Inc., Class A*	$11,415
8,502	99 Cents Only Stores*	185,769
3,385	A.H. Belo Corp., Class A	13,980
14,648	Aeropostale, Inc.*	227,190
4,493	AFC Enterprises, Inc.*	70,540
3,218	Ambassadors Group, Inc.	14,449
12,120	American Axle & Manufacturing Holdings, Inc.*	106,292
7,333	American Greetings Corp., Class A	124,588
3,238	American Public Education, Inc.*	124,080
1,560	America’s Car-Mart, Inc.*	56,066
4,031	Amerigon, Inc.*	63,206
5,839	Ameristar Casinos, Inc.	102,183
9,447	Ann, Inc.*	221,627
4,936	Arbitron, Inc.	185,643
2,367	Archipelago Learning, Inc.*	24,854
2,204	Arctic Cat, Inc.*	43,816
5,289	Asbury Automotive Group, Inc.*	104,299
11,403	Ascena Retail Group, Inc.*	313,811
2,607	Ascent Capital Group, Inc., Class A*	121,304
3,286	Audiovox Corp., Class A*	23,791
5,273	Barnes & Noble, Inc.	91,961
13,836	Beazer Homes USA, Inc.*	29,747
6,984	bebe stores, inc.	51,402
16,818	Belo Corp., Class A	98,385
2,424	Benihana, Inc.*	24,798
3,998	Big 5 Sporting Goods Corp.	36,462
226	Biglari Holdings, Inc.*	77,703
4,381	BJ’s Restaurants, Inc.*	210,638
2,415	Black Diamond, Inc.*	18,378
2,340	Blue Nile, Inc.*	88,897
942	Blyth, Inc.	62,002
5,505	Bob Evans Farms, Inc.	184,307
2,131	Body Central Corp.*	45,561
2,255	Bon-Ton Stores, Inc. (The)	5,931
9,959	Boyd Gaming Corp.*	66,725
3,486	Bravo Brio Restaurant Group, Inc.*	60,064
3,236	Bridgepoint Education, Inc.*	71,192
7,623	Brown Shoe Co., Inc.	63,957
16,177	Brunswick Corp.	301,216
4,887	Buckle, Inc. (The)	195,285
3,317	Buffalo Wild Wings, Inc.*	213,880
3,007	Build-A-Bear Workshop, Inc.*	24,026
7,857	Cabela’s, Inc.*	185,190
11,702	Callaway Golf Co.	66,116
2,995	Cambium Learning Group, Inc.*	9,584
2,613	Capella Education Co.*	88,842
2,352	Caribou Coffee Co., Inc.*	31,776
2,286	Carrols Restaurant Group, Inc.*	23,980
8,938	Carter’s, Inc.*	355,464
7,644	Casual Male Retail Group, Inc.*	24,690
5,024	Cato Corp. (The), Class A	128,564
1,244	Cavco Industries, Inc.*	50,618
3,608	CEC Entertainment, Inc.	121,517
6,664	Central European Media Enterprises Ltd., Class A*	56,178
21,123	Charming Shoppes, Inc.*	81,957
10,474	Cheesecake Factory, Inc. (The)*	297,043
1,554	Cherokee, Inc.	20,016
4,732	Children’s Place Retail Stores, Inc. (The)*	254,913
6,510	Christopher & Banks Corp.	18,619
2,282	Churchill Downs, Inc.	110,768
16,887	Cinemark Holdings, Inc.	330,816
2,729	Citi Trends, Inc.*	24,206
5,682	Coinstar, Inc.*	242,565
13,216	Coldwater Creek, Inc.*	11,412
11,172	Collective Brands, Inc.*	155,849
2,204	Columbia Sportswear Co.	111,963
2,617	Conn’s, Inc.*	29,520
11,266	Cooper Tire & Rubber Co.	150,964
2,061	Core-Mark Holding Co., Inc.	79,472
14,151	Corinthian Colleges, Inc.*	37,217
3,453	Cost Plus, Inc.*	27,935
4,166	Cracker Barrel Old Country Store, Inc.	198,135
15,543	Crocs, Inc.*	241,072
6,345	Crown Media Holdings, Inc., Class A*	9,391
1,479	CSS Industries, Inc.	31,429
6,842	Cumulus Media, Inc., Class A*	20,800
26,567	Dana Holding Corp.*	331,025
1,278	Delta Apparel, Inc.*	23,004
17,978	Denny’s Corp.*	61,125
1,953	Destination Maternity Corp.	28,611
4,970	Digital Generation, Inc.*	57,652
2,818	DineEquity, Inc.*	132,671
10,559	Domino’s Pizza, Inc.*	347,813
1,966	Dorman Products, Inc.*	76,045
3,466	Drew Industries, Inc.	75,212
6,196	E.W. Scripps Co. (The), Class A*	52,666
48,873	Eastman Kodak Co.*	52,783
1,088	Einstein Noah Restaurant Group, Inc.	14,971
4,395	Entercom Communications Corp., Class A*	24,436
9,127	Entravision Communications Corp., Class A*	14,329
4,390	Ethan Allen Interiors, Inc.	89,117
14,062	Exide Technologies*	38,811
10,046	Express, Inc.	227,944
9,418	Finish Line (The), Class A	198,531
1,593	Fisher Communications, Inc.*	47,631
1,816	Francesca’s Holdings Corp.*	29,964
7,145	Fred’s, Inc., Class A	96,172
3,008	Fuel Systems Solutions, Inc.*	53,542
7,619	Furniture Brands International, Inc.*	7,695
2,995	G-III Apparel Group Ltd.*	55,198
6,463	Gaylord Entertainment Co.*	137,145
791	Geeknet, Inc.*	16,184
4,310	Genesco, Inc.*	254,506
2,061	Global Sources Ltd.*	12,737
4,155	GNC Holdings, Inc., Class A*	113,307
961	Gordmans Stores, Inc.*	12,349
5,201	Grand Canyon Education, Inc.*	80,355
9,018	Gray Television, Inc.*	15,331
4,350	Group 1 Automotive, Inc.	213,629
8,033	Harte-Hanks, Inc.	73,100
3,399	Haverty Furniture Cos., Inc.	41,094
5,597	Helen of Troy Ltd.*	167,182
3,291	hhgregg, Inc.*	52,129
4,969	Hibbett Sports, Inc.*	226,139
11,389	Hillenbrand, Inc.	258,872
8,117	HOT Topic, Inc.	57,631
11,138	Hovnanian Enterprises, Inc., Class A*	15,705
7,248	HSN, Inc.	259,478
13,258	Iconix Brand Group, Inc.*	228,833

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,712	interCLICK, Inc.*	$33,519
5,349	International Speedway Corp., Class A	131,585
7,306	Interval Leisure Group, Inc.*	102,357
4,317	iRobot Corp.*	137,065
3,702	Isle of Capri Casinos, Inc.*	18,251
8,421	Jack in the Box, Inc.*	172,631
4,944	Jakks Pacific, Inc.	94,381
11,963	Jamba, Inc.*	17,346
871	Johnson Outdoors, Inc., Class A*	14,363
15,883	Jones Group, Inc. (The)	172,331
5,021	JoS. A. Bank Clothiers, Inc.*	247,435
7,851	Journal Communications, Inc., Class A*	32,974
4,717	K12, Inc.*	117,784
13,982	KB Home	102,768
1,359	Kenneth Cole Productions, Inc., Class A*	14,446
3,052	Kirkland’s, Inc.*	38,058
5,445	Knology, Inc.*	77,591
10,617	Krispy Kreme Doughnuts, Inc.*	79,840
4,743	K-Swiss, Inc., Class A*	13,470
9,426	La-Z-Boy, Inc.*	93,317
7,533	Leapfrog Enterprises, Inc.*	40,980
3,607	Libbey, Inc.*	43,825
7,689	Life Time Fitness, Inc.*	313,173
1,674	Lifetime Brands, Inc.	19,954
5,370	LIN TV Corp., Class A*	18,312
4,095	Lincoln Educational Services Corp.	30,098
8,184	Lions Gate Entertainment Corp.*	71,937
4,007	Lithia Motors, Inc., Class A	88,995
25,630	Live Nation Entertainment, Inc.*	221,443
17,193	Liz Claiborne, Inc.*	142,186
3,401	Luby’s, Inc.*	16,495
4,190	Lumber Liquidators Holdings, Inc.*	70,979
3,391	M/I Homes, Inc.*	30,655
2,147	Mac-Gray Corp.	26,515
4,247	Maidenform Brands, Inc.*	78,315
3,700	Marcus Corp.	45,325
1,865	Marine Products Corp.*	10,052
4,228	MarineMax, Inc.*	26,932
4,944	Martha Stewart Living Omnimedia, Class A*	14,733
5,356	Matthews International Corp., Class A	177,659
10,470	McClatchy Co. (The), Class A*	12,250
2,433	McCormick & Schmick’s Seafood Restaurants, Inc.*	21,167
6,822	MDC Holdings, Inc.	121,773
4,554	MDC Partners, Inc., Class A	66,033
9,352	Men’s Wearhouse, Inc. (The)	260,266
6,601	Meredith Corp.	191,429
5,088	Meritage Homes Corp.*	111,020
8,464	Modine Manufacturing Co.*	81,932
1,629	Monarch Casino & Resort, Inc.*	15,622
5,525	Monro Muffler Brake, Inc.	221,829
4,006	Morgans Hotel Group Co.*	24,877
2,197	Motorcar Parts of America, Inc.*	16,324
3,143	Movado Group, Inc.	49,439
4,883	Multimedia Games Holding Co., Inc.*	36,134
1,596	National American University Holdings, Inc.	11,970
10,003	National CineMedia, Inc.	130,439
4,942	New York & Co., Inc.*	13,245
24,913	New York Times Co. (The), Class A*	181,367
1,982	Nexstar Broadcasting Group, Inc., Class A*	15,757
4,889	Nutrisystem, Inc.	56,908
3,361	O’Charleys, Inc.*	21,645
50,403	Office Depot, Inc.*	113,407
15,623	OfficeMax, Inc.*	72,647
3,789	Orbitz Worldwide, Inc.*	13,337
17,302	Orient-Express Hotels Ltd., Class A*	124,401
2,604	Outdoor Channel Holdings, Inc.*	18,202
2,108	Overstock.com, Inc.*	17,412
2,339	Oxford Industries, Inc.	88,718
4,142	P.F. Chang’s China Bistro, Inc.	125,627
8,625	Pacific Sunwear of California, Inc.*	11,989
3,595	Papa John’s International, Inc.*	136,251
2,337	Peet’s Coffee & Tea, Inc.*	135,826
8,106	Penske Automotive Group, Inc.	164,471
9,570	PEP Boys-Manny Moe & Jack (The)	108,715
2,357	Perry Ellis International, Inc.*	33,705
3,929	PetMed Express, Inc.	36,618
17,828	Pier 1 Imports, Inc.*	242,283
11,243	Pinnacle Entertainment, Inc.*	118,839
8,742	Pool Corp.	266,631
23,573	Quiksilver, Inc.*	72,841
1,563	R.G. Barry Corp.	20,319
1,811	ReachLocal, Inc.*	14,669
2,669	Red Lion Hotels Corp.*	18,683
2,358	Red Robin Gourmet Burgers, Inc.*	62,676
10,480	Regis Corp.	169,986
11,554	Rent-A-Center, Inc.	415,366
1,726	Rentrak Corp.*	24,250
11,813	Ruby Tuesday, Inc.*	86,589
2,730	rue21, inc.*	65,629
6,382	Ruth’s Hospitality Group, Inc.*	31,655
8,072	Ryland Group, Inc. (The)	121,403
648	Saga Communications, Inc., Class A*	22,874
20,934	Saks, Inc.*	199,292
4,816	Scholastic Corp.	130,369
2,918	School Specialty, Inc.*	12,197
10,557	Scientific Games Corp., Class A*	90,790
8,975	Sealy Corp.*	17,860
10,083	Select Comfort Corp.*	186,838
966	Shiloh Industries, Inc.	8,153
1,660	Shoe Carnival, Inc.*	39,475
9,818	Shuffle Master, Inc.*	108,882
5,414	Shutterfly, Inc.*	146,611
9,172	Sinclair Broadcast Group, Inc., Class A	94,838
7,565	Six Flags Entertainment Corp.	287,470
6,812	Skechers U.S.A., Inc., Class A*	91,690
1,744	Skullcandy, Inc.*	25,846
1,248	Skyline Corp.	7,201
10,936	Smith & Wesson Holding Corp.*	33,683
7,309	Sonic Automotive, Inc., Class A	107,954
11,229	Sonic Corp.*	79,277
12,267	Sotheby’s	385,306
6,056	Spartan Motors, Inc.	30,280
2,137	Speedway Motorsports, Inc.	29,875
5,656	Stage Stores, Inc.	70,926
3,559	Standard Motor Products, Inc.	69,507
19,280	Standard Pacific Corp.*	61,310
4,977	Stein Mart, Inc.	32,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,739	Steiner Leisure Ltd.*	$128,733
1,193	Steinway Musical Instruments, Inc.*	32,378
6,858	Steven Madden Ltd.*	244,556
14,308	Stewart Enterprises, Inc., Class A	88,996
4,802	Stoneridge, Inc.*	39,472
2,216	Strayer Education, Inc.	215,528
3,439	Sturm Ruger & Co., Inc.	110,598
2,429	Summer Infant, Inc.*	16,663
4,247	Superior Industries International, Inc.	69,141
1,965	Systemax, Inc.*	28,886
12,709	Talbots, Inc.*	25,291
1,284	Teavana Holdings, Inc.*	25,641
10,989	Tenneco, Inc.*	318,241
11,419	Texas Roadhouse, Inc.	152,900
1,191	Tower International, Inc.*	12,648
3,710	Town Sports International Holdings, Inc.*	26,972
4,694	True Religion Apparel, Inc.*	165,229
7,840	Tuesday Morning Corp.*	25,402
2,681	U.S. Auto Parts Network, Inc.*	11,019
2,525	Unifi, Inc.*	19,695
2,738	Universal Electronics, Inc.*	44,684
3,866	Universal Technical Institute, Inc.*	49,407
6,534	Vail Resorts, Inc.	290,763
8,936	Valassis Communications, Inc.*	171,661
241	Value Line, Inc.	2,870
7,445	ValueVision Media, Inc., Class A*	14,146
3,604	Vera Bradley, Inc.*	138,394
4,499	Vitamin Shoppe, Inc.*	165,608
8,000	Warnaco Group, Inc. (The)*	405,520
2,682	West Marine, Inc.*	26,176
925	Westwood One, Inc., Class A*	3,709
16,436	Wet Seal, Inc. (The), Class A*	56,704
1,313	Weyco Group, Inc.	32,379
403	Winmark Corp.	22,125
5,282	Winnebago Industries, Inc.*	34,016
9,021	Wolverine World Wide, Inc.	332,334
4,949	World Wrestling Entertainment, Inc., Class A	47,609
4,019	Zagg, Inc.*	46,219
5,830	Zale Corp.*	20,055
3,855	Zumiez, Inc.*	90,708
		26,081,580
	Consumer Staples - 2.5%

637	Alico, Inc.	11,428
15,811	Alliance One International, Inc.*	44,271
3,379	Andersons, Inc. (The)	149,656
218	Arden Group, Inc., Class A	21,035
8,707	B&G Foods, Inc.	193,208
1,490	Boston Beer Co., Inc. (The), Class A*	148,866
2,141	Calavo Growers, Inc.	56,865
2,583	Cal-Maine Foods, Inc.	87,460
6,902	Casey’s General Stores, Inc.	368,429
13,208	Central European Distribution Corp.*	60,625
8,591	Central Garden and Pet Co., Class A*	76,288
1,880	Chefs’ Warehouse, Inc. (The)*	25,154
8,249	Chiquita Brands International, Inc.*	68,549
843	Coca-Cola Bottling Co. Consolidated	47,208
1,890	Craft Brewers Alliance, Inc.*	12,190
21,242	Darling International, Inc.*	305,248
4,002	Diamond Foods, Inc.	111,055
6,519	Dole Food Co., Inc.*	55,086
4,428	Elizabeth Arden, Inc.*	167,378
1,239	Farmer Bros Co.	9,639
3,364	Female Health Co. (The)	15,138
6,620	Fresh Del Monte Produce, Inc.	166,096
5,106	Fresh Market, Inc. (The)*	200,308
460	Griffin Land & Nurseries, Inc.	12,880
6,512	Hain Celestial Group, Inc. (The)*	243,158
1,644	Harbinger Group, Inc.*	7,727
16,766	Heckmann Corp.*	98,081
2,216	Imperial Sugar Co.	9,795
2,286	Ingles Markets, Inc., Class A	35,250
2,918	Inter Parfums, Inc.	50,015
2,596	J&J Snack Foods Corp.	134,680
3,392	Lancaster Colony Corp.	238,797
844	Lifeway Foods, Inc.*	8,702
1,417	Limoneira Co.	24,061
2,509	Medifast, Inc.*	34,900
2,188	MGP Ingredients, Inc.	10,918
2,201	Nash Finch Co.	61,078
2,034	National Beverage Corp.	34,008
2,032	Nature’s Sunshine Products, Inc.*	35,885
9,960	Nu Skin Enterprises, Inc., Class A	475,490
1,665	Nutraceutical International Corp.*	19,480
919	Oil-Dri Corp. of America	19,170
3,524	Omega Protein Corp.*	29,707
4,171	Pantry, Inc. (The)*	51,595
9,195	Pilgrim’s Pride Corp.*	52,779
9,129	Prestige Brands Holdings, Inc.*	90,195
3,228	Pricesmart, Inc.	219,020
2,670	Primo Water Corp.*	8,197
1,970	Revlon, Inc., Class A*	30,397
107,044	Rite Aid Corp.*	130,594
8,936	Ruddick Corp.	356,100
4,016	Sanderson Farms, Inc.	206,704
2,211	Schiff Nutrition International, Inc.*	26,289
1,669	Seneca Foods Corp., Class A*	37,920
10,794	Smart Balance, Inc.*	57,316
8,577	Snyder’s-Lance, Inc.	181,232
4,096	Spartan Stores, Inc.	73,851
3,043	Spectrum Brands Holdings, Inc.*	85,265
19,434	Star Scientific, Inc.*	51,306
1,471	Susser Holdings Corp.*	33,804
3,144	Synutra International, Inc.*	17,826
4,319	Tootsie Roll Industries, Inc.	104,131
6,448	TreeHouse Foods, Inc.*	425,117
8,789	United Natural Foods, Inc.*	336,882
4,221	Universal Corp.	199,991
1,243	USANA Health Sciences, Inc.*	42,436
8,735	Vector Group Ltd.	157,754
1,124	Village Super Market, Inc., Class A	34,484
2,904	WD-40 Co.	120,255
1,987	Weis Markets, Inc.	79,321
10,139	Winn-Dixie Stores, Inc.*	56,069
		7,251,792
	Energy - 4.9%

14,939	Abraxas Petroleum Corp.*	53,930
2,054	Alon USA Energy, Inc.	17,562
3,212	Amyris, Inc.*	36,199
1,656	Apco Oil and Gas International, Inc.	131,569
4,078	Approach Resources, Inc.*	127,560

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,089	ATP Oil & Gas Corp.*	$59,373
4,385	Basic Energy Services, Inc.*	82,613
9,359	Berry Petroleum Co., Class A	410,673
8,572	Bill Barrett Corp.*	334,308
18,545	BPZ Resources, Inc.*	59,159
6,599	Bristow Group, Inc.	303,950
2,177	C&J Energy Services, Inc.*	42,756
17,314	Cal Dive International, Inc.*	40,861
7,092	Callon Petroleum Co.*	38,084
10,667	CAMAC Energy, Inc.*	10,667
7,072	Carrizo Oil & Gas, Inc.*	201,269
15,032	Cheniere Energy, Inc.*	151,823
1,081	Clayton Williams Energy, Inc.*	79,951
9,014	Clean Energy Fuels Corp.*	118,083
11,075	Cloud Peak Energy, Inc.*	236,673
14,327	Complete Production Services, Inc.*	499,582
8,651	Comstock Resources, Inc.*	143,866
2,211	Contango Oil & Gas Co.*	139,293
3,954	Crimson Exploration, Inc.*	11,467
7,379	Crosstex Energy, Inc.	88,327
15,947	CVR Energy, Inc.*	290,235
1,432	Dawson Geophysical Co.*	49,948
2,587	Delek U.S. Holdings, Inc.	28,431
11,706	DHT Holdings, Inc.	9,599
6,230	Dril-Quip, Inc.*	443,140
6,750	Endeavour International Corp.*	46,643
5,258	Energy Partners Ltd.*	72,666
13,678	Energy XXI Bermuda Ltd.*	430,036
2,915	Evolution Petroleum Corp.*	21,279
11,617	Exterran Holdings, Inc.*	133,131
9,360	Frontline Ltd.	29,016
9,506	FX Energy, Inc.*	45,344
10,539	Gastar Exploration Ltd.*	33,725
1,947	Geokinetics, Inc.*	4,945
3,632	GeoResources, Inc.*	103,548
1,086	Gevo, Inc.*	6,679
3,295	Global Geophysical Services, Inc.*	22,933
18,387	Global Industries Ltd.*	146,728
10,904	GMX Resources, Inc.*	14,393
7,238	Golar LNG Ltd.	315,577
4,709	Goodrich Petroleum Corp.*	68,657
3,766	Green Plains Renewable Energy, Inc.*	39,694
2,602	Gulf Island Fabrication, Inc.	73,975
4,315	GulfMark Offshore, Inc., Class A*	193,441
7,573	Gulfport Energy Corp.*	240,443
805	Hallador Energy Co.	7,913
6,156	Harvest Natural Resources, Inc.*	56,327
19,257	Helix Energy Solutions Group, Inc.*	341,619
20,914	Hercules Offshore, Inc.*	81,355
4,154	Hornbeck Offshore Services, Inc.*	140,156
2,996	Houston American Energy Corp.	41,974
28,243	Hyperdynamics Corp.*	103,934
23,870	ION Geophysical Corp.*	138,685
183	Isramco, Inc.*	14,958
6,450	James River Coal Co.*	53,471
22,653	Key Energy Services, Inc.*	342,060
1,964	KiOR, Inc., Class A*	34,527
3,998	Knightsbridge Tankers Ltd.	62,329
37,996	Kodiak Oil & Gas Corp.*	337,404
4,064	L&L Energy, Inc.*	11,867
5,522	Lufkin Industries, Inc.	386,982
20,217	Magnum Hunter Resources Corp.*	97,244
4,797	Matrix Service Co.*	44,900
17,841	McMoRan Exploration Co.*	285,099
5,646	Miller Energy Resources, Inc.*	17,220
2,188	Mitcham Industries, Inc.*	32,032
2,213	Natural Gas Services Group, Inc.*	30,340
16,423	Newpark Resources, Inc.*	147,150
8,576	Nordic American Tankers Ltd.	107,457
11,469	Northern Oil and Gas, Inc.*	280,876
10,824	Oasis Petroleum, Inc.*	329,807
4,849	Overseas Shipholding Group, Inc.	51,157
787	OYO Geospace Corp.*	71,601
1,272	Panhandle Oil and Gas, Inc., Class A	42,905
21,202	Parker Drilling Co.*	147,566
16,583	Patriot Coal Corp.*	172,629
8,307	Penn Virginia Corp.	44,027
4,262	Petroleum Development Corp.*	142,990
10,162	Petroquest Energy, Inc.*	69,813
2,366	PHI, Inc. (Non-Voting)*	56,595
11,182	Pioneer Drilling Co.*	122,778
40,478	Rentech, Inc.*	60,312
8,392	Resolute Energy Corp.*	113,712
1,114	REX American Resources Corp.*	20,475
6,344	Rex Energy Corp.*	102,456
1,076	RigNet, Inc.*	17,711
9,612	Rosetta Resources, Inc.*	522,316
4,504	Scorpio Tankers, Inc.*	29,997
7,540	SemGroup Corp., Class A*	212,251
8,175	Ship Finance International Ltd.	81,832
1,984	Solazyme, Inc.*	23,153
8,895	Stone Energy Corp.*	251,640
7,703	Swift Energy Co.*	226,391
16,036	Syntroleum Corp.*	15,876
2,986	Targa Resources Corp.	103,226
7,699	Teekay Tankers Ltd., Class A	29,256
5,487	Tesco Corp.*	73,142
13,940	Tetra Technologies, Inc.*	127,969
7,791	Triangle Petroleum Corp.*	44,798
2,751	Union Drilling, Inc.*	20,137
11,723	Uranerz Energy Corp.*	22,625
13,672	Uranium Energy Corp.*	41,700
16,969	Uranium Resources, Inc.*	17,648
18,794	Ur-Energy, Inc.*	20,485
21,073	USEC, Inc.*	29,713
9,285	Vaalco Energy, Inc.*	58,496
31,734	Vantage Drilling Co.*	38,081
5,361	Venoco, Inc.*	49,965
8,543	Voyager Oil & Gas, Inc.*	21,785
6,341	W&T Offshore, Inc.	126,947
12,972	Warren Resources, Inc.*	36,970
9,586	Western Refining, Inc.*	113,978
1,799	Westmoreland Coal Co.*	18,440
7,087	Willbros Group, Inc.*	27,427
12,869	World Fuel Services Corp.	551,694
5,512	Zion Oil & Gas, Inc.*	14,497
		14,000,652
	Financials - 15.1%

2,759	1st Source Corp.	69,278
4,946	1st United Bancorp, Inc./FL*	27,252
7,317	Acadia Realty Trust (REIT)	143,267
9,996	Advance America Cash Advance Centers, Inc.	85,166
1,156	AG Mortgage Investment Trust, Inc.	20,750
1,795	Agree Realty Corp. (REIT)	43,780
381	Alexander’s, Inc. (REIT)	151,108
862	Alliance Financial Corp./NY	25,550
16,487	Alterra Capital Holdings Ltd.	378,377

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,839	American Assets Trust, Inc. (REIT)	$120,517
12,339	American Campus Communities, Inc. (REIT)	485,416
1,440	American Capital Mortgage Investment Corp.	25,646
10,794	American Equity Investment Life Holding Co.	119,382
1,894	American Safety Insurance Holdings Ltd.*	41,668
4,318	Ameris Bancorp*	43,180
3,325	AMERISAFE, Inc.*	77,938
1,504	Ames National Corp.	24,350
4,385	AmTrust Financial Services, Inc.	116,246
22,971	Anworth Mortgage Asset Corp. (REIT)	145,406
3,749	Apollo Commercial Real Estate Finance, Inc. (REIT)	50,986
35,591	Apollo Investment Corp.	256,611
1,814	Apollo Residential Mortgage, Inc.*	26,757
4,974	Argo Group International Holdings Ltd.	145,738
1,171	Arlington Asset Investment Corp., Class A	23,350
13,909	ARMOUR Residential REIT, Inc. (REIT)	99,310
1,830	Arrow Financial Corp.	43,298
5,674	Artio Global Investors, Inc.	33,250
9,489	Ashford Hospitality Trust, Inc. (REIT)	75,532
7,535	Associated Estates Realty Corp. (REIT)	121,615
15,799	Astoria Financial Corp.	119,124
1,631	Avatar Holdings, Inc.*	9,688
1,511	Baldwin & Lyons, Inc., Class B	33,242
1,234	Bancfirst Corp.	45,818
5,046	Banco Latinoamericano de Comercio Exterior S.A., Class E	82,553
687	Bancorp Rhode Island, Inc.	29,720
5,323	Bancorp, Inc. (The)/DE*	42,584
15,164	BancorpSouth, Inc.	148,607
8,347	Bank Mutual Corp.	28,213
1,039	Bank of Kentucky Financial Corp.	21,985
960	Bank of Marin Bancorp	35,443
5,101	Bank of the Ozarks, Inc.	144,613
3,836	BankFinancial Corp.	21,558
2,997	Banner Corp.	48,491
6,046	Beneficial Mutual Bancorp, Inc.*	52,842
3,768	Berkshire Hills Bancorp, Inc.	75,059
13,739	BGC Partners, Inc., Class A	86,830
23,830	BioMed Realty Trust, Inc. (REIT)	424,412
13,271	BlackRock Kelso Capital Corp.	115,458
1,596	BofI Holding, Inc.*	25,664
13,987	Boston Private Financial Holdings, Inc.	108,679
1,235	Bridge Bancorp, Inc.	23,848
1,658	Bridge Capital Holdings*	17,193
10,717	Brookline Bancorp, Inc.	86,165
1,969	Bryn Mawr Bank Corp.	36,446
3,451	Calamos Asset Management, Inc., Class A	40,825
378	California First National Bancorp	5,991
1,401	Camden National Corp.	41,526
5,564	Campus Crest Communities, Inc. (REIT)	56,085
2,097	Cape Bancorp, Inc.*	15,308
2,531	Capital Bank Corp.*	4,986
2,064	Capital City Bank Group, Inc.	21,693
539	Capital Southwest Corp.	46,343
12,355	CapLease, Inc. (REIT)	51,273
15,326	Capstead Mortgage Corp. (REIT)	191,268
5,257	Cardinal Financial Corp.	56,197
1,092	Cascade Bancorp*	4,488
5,339	Cash America International, Inc.	265,402
14,290	Cathay General Bancorp	198,202
26,952	CBL & Associates Properties, Inc. (REIT)	385,144
10,197	Cedar Realty Trust, Inc. (REIT)	34,058
2,199	Center Bancorp, Inc.	21,902
80	Center Financial Corp.*	590
5,444	CenterState Banks, Inc.	30,704
2,775	Central Pacific Financial Corp.*	36,963
627	Century Bancorp, Inc./MA, Class A	17,525
1,242	Charter Financial Corp./GA	12,867
2,513	Chatham Lodging Trust (REIT)	26,914
4,975	Chemical Financial Corp.	102,286
5,832	Chesapeake Lodging Trust (REIT)	92,729
2,142	CIFC Corp.*	11,974
2,209	Citizens & Northern Corp.	37,575
6,898	Citizens, Inc./TX*	59,461
2,762	City Holding Co.	89,931
1,558	Clifton Savings Bancorp, Inc.	15,783
2,222	CNB Financial Corp./PA	35,108
40,265	CNO Financial Group, Inc.*	254,475
5,904	CoBiz Financial, Inc.	31,468
8,093	Cogdell Spencer, Inc. (REIT)	30,349
3,226	Cohen & Steers, Inc.	87,812
15,163	Colonial Properties Trust (REIT)	300,834
5,977	Colony Financial, Inc. (REIT)	88,460
7,163	Columbia Banking System, Inc.	128,934
6,681	Community Bank System, Inc.	176,512
2,516	Community Trust Bancorp, Inc.	70,926
7,322	Compass Diversified Holdings	93,868
770	Consolidated-Tomoka Land Co.	20,320
3,611	Coresite Realty Corp. (REIT)	60,484
16,572	Cousins Properties, Inc. (REIT)	98,603
12,131	Cowen Group, Inc., Class A*	29,842
4,694	Crawford & Co., Class B	29,619
1,202	Credit Acceptance Corp.*	98,576
10,379	CreXus Investment Corp. (REIT)	101,299
18,067	CubeSmart (REIT)	180,128
16,211	CVB Financial Corp.	159,354
15,001	CYS Investments, Inc. (REIT)	196,963
44,630	DCT Industrial Trust, Inc. (REIT)	214,670
8,779	Delphi Financial Group, Inc., Class A	241,423
7,882	DFC Global Corp.*	143,058
468	Diamond Hill Investment Group, Inc.*	35,278
30,407	DiamondRock Hospitality Co. (REIT)	266,973
5,657	Dime Community Bancshares, Inc.	66,979
1,407	Donegal Group, Inc., Class A	19,206
23,116	Doral Financial Corp.*	19,649
5,512	Duff & Phelps Corp., Class A	81,467
10,685	DuPont Fabros Technology, Inc. (REIT)	240,733
7,317	Dynex Capital, Inc. (REIT)	65,121
3,053	Eagle Bancorp, Inc.*	45,307
4,900	EastGroup Properties, Inc. (REIT)	208,593
3,684	Edelman Financial Group, Inc.	25,051
13,122	Education Realty Trust, Inc. (REIT)	122,297

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,875	eHealth, Inc.*	$58,784
846	EMC Insurance Group, Inc.	17,326
7,000	Employers Holdings, Inc.	121,590
1,547	Encore Bancshares, Inc.*	18,665
2,921	Encore Capital Group, Inc.*	63,678
1,252	Enstar Group Ltd.*	126,590
1,046	Enterprise Bancorp, Inc./MA	15,104
2,897	Enterprise Financial Services Corp.	41,833
8,477	Entertainment Properties Trust (REIT)	378,922
2,679	Epoch Holding Corp.	65,180
5,588	Equity Lifestyle Properties, Inc. (REIT)	345,506
9,746	Equity One, Inc. (REIT)	162,856
2,267	ESB Financial Corp.	30,514
2,054	ESSA Bancorp, Inc.	22,820
3,829	Evercore Partners, Inc., Class A	106,025
5,634	Excel Trust, Inc. (REIT)	61,918
17,053	Extra Space Storage, Inc. (REIT)	410,977
8,512	EZCORP, Inc., Class A*	247,614
2,338	FBL Financial Group, Inc., Class A	79,445
9,181	FBR & Co.*	17,352
1,793	Federal Agricultural Mortgage Corp., Class C	30,463
22,617	FelCor Lodging Trust, Inc. (REIT)*	59,483
965	Fidus Investment Corp.	12,063
13,217	Fifth Street Finance Corp.	129,262
6,945	Financial Engines, Inc.*	152,582
2,510	Financial Institutions, Inc.	41,792
19,103	First American Financial Corp.	221,595
1,587	First Bancorp, Inc./ME	23,043
2,747	First Bancorp/NC	32,360
13,995	First Busey Corp.	73,614
5,677	First Cash Financial Services, Inc.*	206,075
19,043	First Commonwealth Financial Corp.	88,550
2,896	First Community Bancshares, Inc./VA	35,910
3,238	First Connecticut Bancorp, Inc.*	40,961
1,754	First Defiance Financial Corp.	25,591
10,593	First Financial Bancorp	168,217
5,718	First Financial Bankshares, Inc.	188,694
2,029	First Financial Corp./IN	67,545
2,996	First Financial Holdings, Inc.	24,477
15,727	First Industrial Realty Trust, Inc. (REIT)*	149,406
2,850	First Interstate BancSystem, Inc.	33,573
10,003	First Marblehead Corp. (The)*	11,303
4,653	First Merchants Corp.	37,689
13,531	First Midwest Bancorp, Inc./IL	128,545
1,396	First of Long Island Corp. (The)	36,226
1,829	First Pactrust Bancorp, Inc.	20,851
9,097	First Potomac Realty Trust (REIT)	115,805
19,829	FirstMerit Corp.	289,702
35,516	Flagstar Bancorp, Inc.*	18,468
9,515	Flagstone Reinsurance Holdings S.A.	77,833
5,712	Flushing Financial Corp.	73,913
23,043	FNB Corp./PA	245,638
6,438	Forestar Group, Inc.*	97,858
1,076	Fortegra Financial Corp.*	6,241
2,652	Fox Chase Bancorp, Inc.	33,707
2,521	Franklin Financial Corp./VA*	27,580
12,820	Franklin Street Properties Corp. (REIT)	139,866
3,145	FXCM, Inc., Class A	31,702
1,350	Gain Capital Holdings, Inc.*	9,004
1,241	GAMCO Investors, Inc., Class A	58,588
2,285	German American Bancorp, Inc.	41,084
4,698	Getty Realty Corp. (REIT)	75,168
12,826	GFI Group, Inc.	54,510
13,057	Glacier Bancorp, Inc.	156,815
3,833	Gladstone Capital Corp.	28,748
1,981	Gladstone Commercial Corp. (REIT)	33,875
4,008	Gladstone Investment Corp.	30,180
14,308	Gleacher & Co., Inc.*	18,457
19,472	Glimcher Realty Trust (REIT)	169,406
2,451	Global Indemnity plc*	46,177
1,869	Golub Capital BDC, Inc.	29,904
6,436	Government Properties Income Trust (REIT)	139,983
1,832	Great Southern Bancorp, Inc.	39,113
5,096	Greenlight Capital Re Ltd., Class A*	121,489
2,197	Hallmark Financial Services*	17,466
1,791	Hampton Roads Bankshares, Inc.*	5,570
13,849	Hancock Holding Co.	422,879
27,456	Hanmi Financial Corp.*	24,035
2,210	Harleysville Group, Inc.	130,324
5,639	Harris & Harris Group, Inc.*	20,188
13,585	Hatteras Financial Corp. (REIT)	364,078
14,140	Healthcare Realty Trust, Inc. (REIT)	249,147
2,423	Heartland Financial USA, Inc.	37,338
7,951	Hercules Technology Growth Capital, Inc.	75,057
3,782	Heritage Commerce Corp.*	18,910
2,838	Heritage Financial Corp./WA	35,021
25,559	Hersha Hospitality Trust (REIT)	109,904
5,272	HFF, Inc., Class A*	59,152
13,107	Highwoods Properties, Inc. (REIT)	378,006
7,232	Hilltop Holdings, Inc.*	61,255
4,077	Home Bancshares, Inc./AR	101,354
3,000	Home Federal Bancorp, Inc./ID	32,220
8,727	Home Properties, Inc. (REIT)	479,723
7,238	Horace Mann Educators Corp.	88,376
4,005	Hudson Pacific Properties, Inc. (REIT)	51,424
2,843	Hudson Valley Holding Corp.	57,861
5,358	Iberiabank Corp.	266,936
6,745	ICG Group, Inc.*	58,074
3,206	Imperial Holdings, Inc.*	6,059
1,335	Independence Holding Co.	11,361
3,907	Independent Bank Corp./MA	102,129
2,260	Infinity Property & Casualty Corp.	129,792
13,999	Inland Real Estate Corp. (REIT)	103,873
9,613	International Bancshares Corp.	171,880
2,418	INTL FCStone, Inc.*	60,184
20,968	Invesco Mortgage Capital, Inc. (REIT)	330,665
7,481	Investment Technology Group, Inc.*	79,673
8,406	Investors Bancorp, Inc.*	115,078
14,567	Investors Real Estate Trust (REIT)	102,260
16,805	iStar Financial, Inc. (REIT)*	93,436
2,752	JMP Group, Inc.	19,512
780	Kansas City Life Insurance Co.	25,147
6,547	KBW, Inc.	89,236
2,424	Kearny Financial Corp.	23,852

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,320	Kennedy-Wilson Holdings, Inc.	$47,779
10,614	Kilroy Realty Corp. (REIT)	383,059
10,124	Kite Realty Group Trust (REIT)	42,723
18,230	Knight Capital Group, Inc., Class A*	230,245
3,522	Kohlberg Capital Corp.	22,224
19,335	Ladenburg Thalmann Financial Services, Inc.*	45,437
3,934	Lakeland Bancorp, Inc.	34,029
2,929	Lakeland Financial Corp.	71,819
15,464	LaSalle Hotel Properties (REIT)	362,012
21,755	Lexington Realty Trust (REIT)	164,903
5,508	LTC Properties, Inc. (REIT)	158,355
9,184	Maiden Holdings Ltd.	79,901
4,180	Main Street Capital Corp.	81,552
3,671	MainSource Financial Group, Inc.	30,396
5,204	MarketAxess Holdings, Inc.	150,604
1,570	Marlin Business Services Corp.	20,410
9,893	MB Financial, Inc.	167,983
13,994	MCG Capital Corp.	61,853
9,673	Meadowbrook Insurance Group, Inc.	98,665
2,673	Medallion Financial Corp.	31,434
20,286	Medical Properties Trust, Inc. (REIT)	193,934
2,027	Medley Capital Corp.	19,419
869	Merchants Bancshares, Inc.	24,940
1,589	Meridian Interstate Bancorp, Inc.*	19,576
2,517	Metro Bancorp, Inc.*	21,319
64,678	MFA Financial, Inc. (REIT)	444,985
34,097	MGIC Investment Corp.*	98,199
6,672	Mid-America Apartment Communities, Inc. (REIT)	382,439
1,397	MidSouth Bancorp, Inc.	17,826
3,220	Mission West Properties, Inc. (REIT)	24,697
6,437	Monmouth Real Estate Investment Corp., Class A (REIT)	54,650
11,323	Montpelier Re Holdings Ltd.	192,717
8,899	MPG Office Trust, Inc. (REIT)*	18,421
4,347	MVC Capital, Inc.	55,772
11,890	Nara Bancorp, Inc.*	111,409
1,258	National Bankshares, Inc.	34,406
8,009	National Financial Partners Corp.*	110,524
4,421	National Health Investors, Inc. (REIT)	187,053
1,251	National Interstate Corp.	29,186
22,473	National Penn Bancshares, Inc.	187,200
17,311	National Retail Properties, Inc. (REIT)	458,049
397	National Western Life Insurance Co., Class A	57,581
2,119	Navigators Group, Inc. (The)*	98,936
6,265	NBT Bancorp, Inc.	133,445
4,695	Nelnet, Inc., Class A	107,562
5,407	Netspend Holdings, Inc.*	34,118
1,325	New Mountain Finance Corp.	17,490
19,104	Newcastle Investment Corp. (REIT)	85,013
4,952	NewStar Financial, Inc.*	48,975
3,928	NGP Capital Resources Co.	29,146
1,753	Nicholas Financial, Inc.	19,423
3,084	Northfield Bancorp, Inc.	44,255
17,399	NorthStar Realty Finance Corp. (REIT)	76,382
19,266	Northwest Bancshares, Inc.	239,284
2,668	OceanFirst Financial Corp.	34,657
13,526	Ocwen Financial Corp.*	178,137
17,209	Old National Bancorp/IN	193,085
18,461	Omega Healthcare Investors, Inc. (REIT)	331,006
2,141	OmniAmerican Bancorp, Inc.*	31,687
2,024	One Liberty Properties, Inc. (REIT)	32,930
4,021	OneBeacon Insurance Group Ltd., Class A	61,803
1,876	Oppenheimer Holdings Inc., Class A	29,003
8,233	Oriental Financial Group, Inc.	90,398
9,278	Oritani Financial Corp.	120,707
1,267	Orrstown Financial Services, Inc.	10,947
761	Pacific Capital Bancorp NA*	19,672
3,360	Pacific Continental Corp.	31,819
5,495	PacWest Bancorp	102,647
2,347	Park National Corp.	142,932
5,452	Park Sterling Corp.*	21,208
3,996	Parkway Properties, Inc./MD (REIT)	40,400
9,253	Pebblebrook Hotel Trust (REIT)	171,366
8,271	PennantPark Investment Corp.	87,673
701	Penns Woods Bancorp, Inc.	26,883
10,120	Pennsylvania Real Estate Investment Trust (REIT)	94,420
5,040	PennyMac Mortgage Investment Trust (REIT)	81,245
1,908	Peoples Bancorp, Inc./OH	24,556
10,218	PHH Corp.*	156,948
21,131	Phoenix Cos., Inc. (The)*	38,247
4,112	PICO Holdings, Inc.*	91,040
6,204	Pinnacle Financial Partners, Inc.*	92,998
2,882	Piper Jaffray Cos.*	59,657
6,766	Platinum Underwriters Holdings Ltd.	232,953
3,117	Portfolio Recovery Associates, Inc.*	216,226
9,049	Post Properties, Inc. (REIT)	361,870
7,298	Potlatch Corp. (REIT)	234,704
3,934	Presidential Life Corp.	40,205
6,185	Primerica, Inc.	142,008
4,571	Primus Guaranty Ltd.*	26,695
10,912	PrivateBancorp, Inc.	104,755
5,562	ProAssurance Corp.	442,791
19,931	Prospect Capital Corp.	184,960
8,507	Prosperity Bancshares, Inc.	340,195
10,989	Provident Financial Services, Inc.	143,846
6,911	Provident New York Bancorp	48,170
3,380	PS Business Parks, Inc. (REIT)	178,126
1,581	Pzena Investment Management, Inc., Class A	7,779
24,189	Radian Group, Inc.	52,248
6,911	RAIT Financial Trust (REIT)	30,823
6,996	Ramco-Gershenson Properties Trust (REIT)	59,396
14,254	Redwood Trust, Inc. (REIT)	147,244
4,553	Renasant Corp.	67,475
1,800	Republic Bancorp, Inc./KY, Class A	38,160
12,946	Resource Capital Corp. (REIT)	69,002
7,634	Retail Opportunity Investments Corp. (REIT)	89,929
3,308	RLI Corp.	234,438
5,011	RLJ Lodging Trust (REIT)	80,176
5,355	Rockville Financial, Inc.	54,353
1,356	Roma Financial Corp.	13,452

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,099	S&T Bancorp, Inc.	$94,128
2,191	S.Y. Bancorp, Inc.	46,537
6,691	Sabra Health Care REIT, Inc. (REIT)	70,925
3,762	Safeguard Scientifics, Inc.*	63,390
2,288	Safety Insurance Group, Inc.	95,730
4,384	Sandy Spring Bancorp, Inc.	75,887
1,333	Saul Centers, Inc. (REIT)	46,535
2,530	SCBT Financial Corp.	72,054
3,626	SeaBright Holdings, Inc.	24,838
13,149	Seacoast Banking Corp. of Florida*	19,592
9,817	Selective Insurance Group, Inc.	161,784
2,147	Sierra Bancorp	21,706
8,355	Signature Bank/NY*	488,183
3,147	Simmons First National Corp., Class A	83,395
6,617	Solar Capital Ltd.	152,323
1,413	Solar Senior Capital Ltd.	22,255
2,987	Southside Bancshares, Inc.	64,788
3,533	Southwest Bancorp, Inc./OK*	17,418
5,027	Sovran Self Storage, Inc. (REIT)	209,324
2,894	STAG Industrial, Inc. (REIT)	30,358
16,918	Starwood Property Trust, Inc. (REIT)	301,817
2,665	State Auto Financial Corp.	31,767
2,750	State Bancorp, Inc./NY	32,148
5,741	State Bank Financial Corp.*	86,172
4,169	StellarOne Corp.	51,112
5,604	Sterling Bancorp/NY	48,923
4,870	Sterling Financial Corp./WA*	77,336
3,303	Stewart Information Services Corp.	34,847
9,753	Stifel Financial Corp.*	309,170
31,750	Strategic Hotels & Resorts, Inc. (REIT)*	159,385
1,752	Suffolk Bancorp	15,312
4,952	Summit Hotel Properties, Inc. (REIT)	41,696
6,833	Sun Bancorp, Inc./NJ*	17,629
3,855	Sun Communities, Inc. (REIT)	137,778
21,461	Sunstone Hotel Investors, Inc. (REIT)*	163,533
28,455	Susquehanna Bancshares, Inc.	225,364
7,785	SVB Financial Group*	366,206
5,285	SWS Group, Inc.	33,930
12,269	Symetra Financial Corp.	115,819
15,590	Tanger Factory Outlet Centers (REIT)	441,977
1,970	Taylor Capital Group, Inc.*	16,863
2,589	Tejon Ranch Co.*	63,871
1,675	Terreno Realty Corp. (REIT)	21,440
2,183	Territorial Bancorp, Inc.	43,005
6,760	Texas Capital Bancshares, Inc.*	195,094
1,672	THL Credit, Inc.	20,064
5,870	TICC Capital Corp.	52,126
1,481	Tompkins Financial Corp.	59,388
1,898	Tower Bancorp, Inc.	51,796
6,691	Tower Group, Inc.	140,444
4,417	TowneBank/VA	54,903
4,014	Triangle Capital Corp.	72,694
2,538	Trico Bancshares	37,486
16,895	TrustCo Bank Corp NY	89,037
11,625	Trustmark Corp.	259,935
25,536	Two Harbors Investment Corp. (REIT)	239,017
5,816	UMB Financial Corp.	207,631
2,101	UMH Properties, Inc. (REIT)	19,350
20,825	Umpqua Holdings Corp.	260,313
3,684	Union First Market Bankshares Corp.	48,224
9,118	United Bankshares, Inc.	243,633
7,547	United Community Banks, Inc./GA*	52,527
2,919	United Financial Bancorp, Inc.	49,244
3,918	United Fire & Casualty Co.	76,754
2,144	Universal Health Realty Income Trust (REIT)	79,135
3,395	Universal Insurance Holdings, Inc.	11,747
3,055	Univest Corp. of Pennsylvania	46,192
4,177	Urstadt Biddle Properties, Inc., Class A (REIT)	70,466
6,313	ViewPoint Financial Group	81,059
4,248	Virginia Commerce Bancorp, Inc.*	28,377
1,005	Virtus Investment Partners, Inc.*	76,269
1,954	Walker & Dunlop, Inc.*	24,816
4,716	Walter Investment Management Corp.	105,450
2,772	Washington Banking Co.	31,240
11,968	Washington Real Estate Investment Trust (REIT)	325,649
2,592	Washington Trust Bancorp, Inc.	61,716
13,070	Webster Financial Corp.	257,479
4,188	WesBanco, Inc.	82,252
2,828	West Bancorp., Inc.	27,290
3,516	West Coast Bancorp/OR*	57,135
5,252	Westamerica Bancorp.	241,119
12,587	Western Alliance Bancorp.*	79,172
5,098	Westfield Financial, Inc.	37,215
1,123	Westwood Holdings Group, Inc.	42,708
1,356	Whitestone REIT, Class B (REIT)	16,204
11,168	Wilshire Bancorp, Inc.*	35,738
5,203	Winthrop Realty Trust (REIT)	48,596
6,357	Wintrust Financial Corp.	176,661
2,741	World Acceptance Corp.*	188,087
1,170	WSFS Financial Corp.	42,752
		43,388,707
	Health Care - 8.8%

4,088	Abaxis, Inc.*	113,115
5,748	Abiomed, Inc.*	115,765
7,257	Accretive Health, Inc.*	167,492
12,420	Accuray, Inc.*	49,804
8,625	Achillion Pharmaceuticals, Inc.*	57,356
7,161	Acorda Therapeutics, Inc.*	165,777
1,956	Acura Pharmaceuticals, Inc.*	7,237
1,658	Aegerion Pharmaceuticals, Inc.*	26,578
6,434	Affymax, Inc.*	33,907
12,809	Affymetrix, Inc.*	57,897
2,053	Air Methods Corp.*	165,718
10,198	Akorn, Inc.*	109,730
4,001	Albany Molecular Research, Inc.*	9,162
11,145	Align Technology, Inc.*	273,052
2,042	Alimera Sciences, Inc.*	2,695
17,308	Alkermes plc*	264,639
4,458	Alliance HealthCare Services, Inc.*	5,439
14,308	Allos Therapeutics, Inc.*	19,030
1,491	Almost Family, Inc.*	22,320
6,684	Alnylam Pharmaceuticals, Inc.*	47,456
9,803	Alphatec Holdings, Inc.*	19,998
3,846	AMAG Pharmaceuticals, Inc.*	68,459
5,352	Amedisys, Inc.*	63,528
2,810	American Dental Partners, Inc.*	52,940

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,851	Amicus Therapeutics, Inc.*	$8,154
7,179	AMN Healthcare Services, Inc.*	32,952
3,606	Ampio Pharmaceuticals, Inc.*	26,180
5,672	Amsurg Corp.*	147,926
1,972	Anacor Pharmaceuticals, Inc.*	9,919
2,280	Analogic Corp.	127,703
4,544	AngioDynamics, Inc.*	68,705
15,936	Antares Pharma, Inc.*	41,752
3,834	Anthera Pharmaceuticals, Inc.*	22,314
3,055	Ardea Biosciences, Inc.*	57,067
26,495	Arena Pharmaceuticals, Inc.*	41,862
23,974	Ariad Pharmaceuticals, Inc.*	289,846
9,685	Arqule, Inc.*	54,333
10,364	Array Biopharma, Inc.*	21,868
4,959	ArthroCare Corp.*	147,828
3,544	Assisted Living Concepts, Inc., Class A	48,695
10,232	Astex Pharmaceuticals, Inc.*	15,450
6,343	athenahealth, Inc.*	376,774
2,538	AtriCure, Inc.*	25,735
297	Atrion Corp.	72,118
8,701	Auxilium Pharmaceuticals, Inc.*	151,658
22,544	AVANIR Pharmaceuticals, Inc., Class A*	55,458
5,679	AVEO Pharmaceuticals, Inc.*	95,975
24,614	AVI BioPharma, Inc.*	17,968
4,066	Bacterin International Holdings, Inc.*	9,189
1,401	BG Medicine, Inc.*	6,501
5,255	BioCryst Pharmaceuticals, Inc.*	15,134
5,559	Biolase Technology, Inc.*	16,178
3,476	BioMimetic Therapeutics, Inc.*	10,915
4,468	Bio-Reference Labs, Inc.*	55,403
19,896	BioSante Pharmaceuticals, Inc.*	47,750
7,390	BioScrip, Inc.*	45,375
888	BioSpecifics Technologies Corp.*	13,356
4,481	BioTime, Inc.*	20,030
6,908	Cadence Pharmaceuticals, Inc.*	30,326
5,346	Cambrex Corp.*	36,941
2,383	Cantel Medical Corp.	62,697
5,012	Capital Senior Living Corp.*	37,239
4,419	CardioNet, Inc.*	10,252
2,616	Cardiovascular Systems, Inc.*	26,919
35,040	Cell Therapeutics, Inc.*	39,245
8,015	Celldex Therapeutics, Inc.*	21,320
9,063	Centene Corp.*	350,829
11,226	Cepheid, Inc.*	385,052
8,648	Cerus Corp.*	25,858
9,736	Chelsea Therapeutics International Ltd.*	50,627
3,858	Chemed Corp.	207,020
2,056	Chindex International, Inc.*	18,956
5,133	Cleveland Biolabs, Inc.*	15,040
4,466	Codexis, Inc.*	21,526
13,307	Columbia Laboratories, Inc.*	28,743
1,802	Complete Genomics, Inc.*	6,667
2,021	Computer Programs & Systems, Inc.	91,753
5,664	Conceptus, Inc.*	62,049
5,129	CONMED Corp.*	134,841
7,461	Corcept Therapeutics, Inc.*	23,577
1,472	Cornerstone Therapeutics, Inc.*	8,596
1,118	Corvel Corp.*	53,340
5,041	Cross Country Healthcare, Inc.*	26,062
5,086	CryoLife, Inc.*	20,954
10,875	Cubist Pharmaceuticals, Inc.*	419,449
13,854	Curis, Inc.*	50,013
5,136	Cyberonics, Inc.*	155,775
1,747	Cynosure, Inc., Class A*	21,401
8,797	Cytori Therapeutics, Inc.*	24,456
8,729	Delcath Systems, Inc.*	22,521
9,748	Depomed, Inc.*	47,473
12,184	DexCom, Inc.*	97,716
14,645	Durect Corp.*	19,917
4,427	Dusa Pharmaceuticals, Inc.*	16,336
17,924	Dyax Corp.*	25,452
22,412	Dynavax Technologies Corp.*	69,701
1,712	DynaVox, Inc., Class A*	6,797
4,418	Emergent Biosolutions, Inc.*	75,283
5,559	Emeritus Corp.*	88,388
3,134	Endocyte, Inc.*	32,249
8,886	Endologix, Inc.*	100,767
2,972	Ensign Group, Inc. (The)	70,466
6,937	Enzo Biochem, Inc.*	16,996
6,836	Enzon Pharmaceuticals, Inc.*	48,331
1,156	Epocrates, Inc.*	9,861
8,901	eResearchTechnology, Inc.*	40,767
9,492	Exact Sciences Corp.*	80,587
1,553	Exactech, Inc.*	23,466
4,900	ExamWorks Group, Inc.*	32,928
23,206	Exelixis, Inc.*	106,980
7,621	Five Star Quality Care, Inc.*	19,586
1,172	Fluidigm Corp.*	15,810
1,798	Furiex Pharmaceuticals, Inc.*	32,364
3,080	Genomic Health, Inc.*	83,745
5,562	Gentiva Health Services, Inc.*	32,371
23,427	Geron Corp.*	39,123
4,236	Greatbatch, Inc.*	93,700
3,989	GTx, Inc.*	10,850
4,657	Haemonetics Corp.*	275,834
14,912	Halozyme Therapeutics, Inc.*	141,366
6,072	Hanger Orthopedic Group, Inc.*	97,152
8,504	Hansen Medical, Inc.*	20,240
4,175	Harvard Bioscience, Inc.*	18,453
17,283	HealthSouth Corp.*	298,650
12,318	Healthspring, Inc.*	672,809
2,774	HealthStream, Inc.*	46,797
6,154	Healthways, Inc.*	40,063
2,187	HeartWare International, Inc.*	150,903
1,882	Hi-Tech Pharmacal Co., Inc.*	78,141
15,399	HMS Holdings Corp.*	467,052
1,006	Horizon Pharma, Inc.*	5,241
2,205	ICU Medical, Inc.*	97,042
9,967	Idenix Pharmaceuticals, Inc.*	75,749
13,657	Immunogen, Inc.*	165,933
11,943	Immunomedics, Inc.*	40,128
11,859	Impax Laboratories, Inc.*	238,840
16,055	Incyte Corp.*	221,077
3,466	Infinity Pharmaceuticals, Inc.*	31,645
11,547	Inhibitex, Inc.*	168,586
4,501	Insmed, Inc.*	14,493
8,344	Insulet Corp.*	155,032
3,781	Integra LifeSciences Holdings Corp.*	121,484
9,822	InterMune, Inc.*	178,368
5,201	Invacare Corp.	106,829
2,979	IPC The Hospitalist Co., Inc.*	137,332
3,229	IRIS International, Inc.*	31,354
9,173	Ironwood Pharmaceuticals, Inc.*	110,718
18,083	Isis Pharmaceuticals, Inc.*	134,176
5,822	ISTA Pharmaceuticals, Inc.*	21,832
4,009	Jazz Pharmaceuticals, Inc.*	158,837
1,556	Kensey Nash Corp.*	39,522
12,556	Keryx Biopharmaceuticals, Inc.*	33,148

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,437	Kindred Healthcare, Inc.*	$117,019
9,354	K-V Pharmaceutical Co., Class A*	11,786
1,716	Landauer, Inc.	87,053
2,960	Lannett Co., Inc.*	11,692
30,970	Lexicon Pharmaceuticals, Inc.*	36,235
2,852	LHC Group, Inc.*	39,643
3,555	Ligand Pharmaceuticals, Inc., Class B*	41,700
6,854	Luminex Corp.*	142,289
5,824	Magellan Health Services, Inc.*	295,044
5,814	MAKO Surgical Corp.*	167,443
14,017	MannKind Corp.*	42,892
3,985	MAP Pharmaceuticals, Inc.*	54,794
9,530	Masimo Corp.	196,890
5,490	Maxygen, Inc.	31,238
8,654	MedAssets, Inc.*	82,732
2,981	Medical Action Industries, Inc.*	14,160
9,772	Medicines Co. (The)*	184,789
11,222	Medicis Pharmaceutical Corp., Class A	366,398
3,832	Medidata Solutions, Inc.*	77,330
5,680	Medivation, Inc.*	260,996
5,742	MedQuist Holdings, Inc.*	53,630
1,362	Medtox Scientific, Inc.*	19,122
9,431	Merge Healthcare, Inc.*	51,022
7,455	Meridian Bioscience, Inc.	142,614
7,614	Merit Medical Systems, Inc.*	105,758
6,190	Metabolix, Inc.*	29,464
7,693	Metropolitan Health Networks, Inc.*	55,697
16,609	Micromet, Inc.*	101,813
5,100	Molina Healthcare, Inc.*	111,435
8,388	Momenta Pharmaceuticals, Inc.*	126,156
2,281	MWI Veterinary Supply, Inc.*	157,640
7,775	Nabi Biopharmaceuticals*	14,073
1,868	National Healthcare Corp.	77,802
324	National Research Corp.	10,896
5,269	Natus Medical, Inc.*	44,102
20,731	Nektar Therapeutics*	103,655
4,224	Neogen Corp.*	148,812
17,197	Neoprobe Corp.*	42,649
8,271	NeoStem, Inc.*	4,135
8,957	Neurocrine Biosciences, Inc.*	58,579
17,448	Novavax, Inc.*	24,078
15,627	NPS Pharmaceuticals, Inc.*	88,761
7,216	NuVasive, Inc.*	99,581
8,100	NxStage Medical, Inc.*	158,598
3,529	Nymox Pharmaceutical Corp.*	29,008
3,372	Obagi Medical Products, Inc.*	34,091
6,027	Omnicell, Inc.*	97,396
1,753	OncoGenex Pharmaceutical, Inc.*	20,896
7,550	Oncothyreon, Inc.*	52,699
11,497	Onyx Pharmaceuticals, Inc.*	507,018
19,786	Opko Health, Inc.*	98,139
8,417	Optimer Pharmaceuticals, Inc.*	96,964
8,482	OraSure Technologies, Inc.*	80,579
5,838	Orexigen Therapeutics, Inc.*	10,450
3,288	Orthofix International N.V.*	112,680
3,039	Osiris Therapeutics, Inc.*	14,131
11,571	Owens & Minor, Inc.	356,387
6,150	Pacific Biosciences of California, Inc.*	17,527
882	Pacira Pharmaceuticals, Inc.*	6,456
6,693	Pain Therapeutics, Inc.*	25,902
3,455	Palomar Medical Technologies, Inc.*	28,538
6,587	Par Pharmaceutical Cos., Inc.*	213,485
10,691	PAREXEL International Corp.*	214,355
25,375	PDL BioPharma, Inc.	162,400
14,451	Peregrine Pharmaceuticals, Inc.*	14,162
688	Pernix Therapeutics Holdings*	5,504
8,339	Pharmacyclics, Inc.*	127,003
6,464	PharmAthene, Inc.*	8,274
5,336	PharMerica Corp.*	83,508
4,804	Pozen, Inc.*	19,456
5,334	Progenics Pharmaceuticals, Inc.*	35,844
2,357	Providence Service Corp. (The)*	27,600
10,069	PSS World Medical, Inc.*	245,482
7,052	Quality Systems, Inc.	249,288
9,655	Questcor Pharmaceuticals, Inc.*	433,992
5,178	Quidel Corp.*	93,981
5,525	RadNet, Inc.*	13,315
8,554	Raptor Pharmaceutical Corp.*	47,218
12,443	Rigel Pharmaceuticals, Inc.*	94,816
2,912	Rockwell Medical Technologies, Inc.*	21,986
10,005	RTI Biologics, Inc.*	42,721
1,199	Sagent Pharmaceuticals, Inc.*	24,795
10,608	Salix Pharmaceuticals Ltd.*	468,237
9,506	Sangamo Biosciences, Inc.*	28,803
9,674	Santarus, Inc.*	28,151
12,899	Savient Pharmaceuticals, Inc.*	32,376
6,282	Sciclone Pharmaceuticals, Inc.*	28,332
17,525	Seattle Genetics, Inc.*	291,441
8,116	Select Medical Holdings Corp.*	70,366
17,994	Sequenom, Inc.*	75,215
6,232	SIGA Technologies, Inc.*	13,087
3,524	Skilled Healthcare Group, Inc., Class A*	15,047
11,005	Solta Medical, Inc.*	24,981
2,512	SonoSite, Inc.*	103,997
6,056	Spectranetics Corp. (The)*	43,240
9,446	Spectrum Pharmaceuticals, Inc.*	130,827
6,452	Staar Surgical Co.*	63,423
8,012	Stereotaxis, Inc.*	8,252
10,761	STERIS Corp.	323,583
2,295	Sucampo Pharmaceuticals, Inc., Class A*	8,537
4,556	Sun Healthcare Group, Inc.*	14,032
5,173	Sunesis Pharmaceuticals, Inc.*	6,415
10,436	Sunrise Senior Living, Inc.*	52,493
2,764	SurModics, Inc.*	34,274
6,606	Symmetry Medical, Inc.*	51,725
4,031	Synergetics USA, Inc.*	23,541
2,069	Synovis Life Technologies, Inc.*	38,980
4,234	Synta Pharmaceuticals Corp.*	17,740
5,013	Targacept, Inc.*	37,648
4,853	Team Health Holdings, Inc.*	106,572
12,516	Theravance, Inc.*	292,123
1,905	Tornier N.V.*	34,233
1,590	Transcend Services, Inc.*	43,089
939	Transcept Pharmaceuticals, Inc.*	6,545
3,599	Triple-S Management Corp., Class B*	70,109
1,400	Trius Therapeutics, Inc.*	10,388
2,136	U.S. Physical Therapy, Inc.	42,015
10,311	Unilife Corp.*	42,378
5,873	Universal American Corp.	77,112
3,760	Uroplasty, Inc.*	15,153
5,104	Vanda Pharmaceuticals, Inc.*	25,469
5,555	Vanguard Health Systems, Inc.*	56,883
3,073	Vascular Solutions, Inc.*	33,127
13,031	Vical, Inc.*	57,467
12,837	ViroPharma, Inc.*	308,216

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
16,130	Vivus, Inc.*	$163,397
9,456	Volcano Corp.*	233,280
7,722	WellCare Health Plans, Inc.*	451,351
6,071	West Pharmaceutical Services, Inc.	233,916
7,081	Wright Medical Group, Inc.*	103,949
6,431	XenoPort, Inc.*	30,740
1,023	Young Innovations, Inc.	29,667
13,512	Zalicus, Inc.*	12,568
10,620	ZIOPHARM Oncology, Inc.*	55,224
3,844	Zogenix, Inc.*	6,919
3,991	Zoll Medical Corp.*	183,706
		25,160,625

	Industrials - 10.9%

6,909	A. O. Smith Corp.	271,247
1,736	A.T. Cross Co., Class A*	19,009
16,037	A123 Systems, Inc.*	39,772
3,399	AAON, Inc.	74,472
7,223	AAR Corp.	131,892
9,615	ABM Industries, Inc.	208,934
7,773	Acacia Research - Acacia Technologies*	270,656
10,004	ACCO Brands Corp.*	94,338
7,336	Accuride Corp.*	44,823
4,822	Aceto Corp.	33,031
14,533	Active Power, Inc.*	10,173
12,445	Actuant Corp., Class A	285,239
7,862	Acuity Brands, Inc.	395,065
2,887	Advisory Board Co. (The)*	208,961
7,163	Aegion Corp.*	108,591
3,069	Aerovironment, Inc.*	93,635
9,766	Air Transport Services Group, Inc.*	47,267
10,538	Aircastle Ltd.	122,452
1,202	Alamo Group, Inc.	34,137
6,514	Alaska Air Group, Inc.*	452,202
5,023	Albany International Corp., Class A	121,858
2,680	Allegiant Travel Co.*	139,574
4,875	Altra Holdings, Inc.*	86,482
1,571	Amerco, Inc.*	122,538
3,215	Ameresco, Inc., Class A*	38,194
1,755	American Railcar Industries, Inc.*	41,751
6,740	American Reprographics Co.*	31,745
1,647	American Science & Engineering, Inc.	120,577
8,109	American Superconductor Corp.*	32,193
1,712	American Woodmark Corp.	21,794
1,555	Ampco-Pittsburgh Corp.	31,955
5,102	Apogee Enterprises, Inc.	54,081
7,698	Applied Industrial Technologies, Inc.	265,812
1,427	Argan, Inc.	19,978
4,624	Arkansas Best Corp.	88,411
3,619	Astec Industries, Inc.*	121,056
1,872	Astronics Corp.*	66,756
4,779	Atlas Air Worldwide Holdings, Inc.*	201,913
19,078	Avis Budget Group, Inc.*	225,120
2,280	AZZ, Inc.	96,558
2,972	Baltic Trading Ltd.	15,276
9,896	Barnes Group, Inc.	246,509
1,393	Barrett Business Services, Inc.	26,606
8,345	Beacon Roofing Supply, Inc.*	162,978
8,592	Belden, Inc.	283,880
8,824	Blount International, Inc.*	135,095
8,631	Brady Corp., Class A	258,412
9,171	Briggs & Stratton Corp.	138,207
8,480	Brink’s Co. (The)	208,778
25,378	Broadwind Energy, Inc.*	16,749
8,256	Builders FirstSource, Inc.*	12,797
2,200	CAI International, Inc.*	33,748
44,664	Capstone Turbine Corp.*	46,451
1,661	Cascade Corp.	72,270
4,586	Casella Waste Systems, Inc., Class A*	28,525
7,156	CBIZ, Inc.*	43,079
2,300	CDI Corp.	30,015
3,632	Celadon Group, Inc.	38,826
9,994	Cenveo, Inc.*	30,482
4,535	Ceradyne, Inc.*	134,871
5,337	Chart Industries, Inc.*	324,810
3,136	CIRCOR International, Inc.	101,920
9,143	CLARCOR, Inc.	442,704
8,503	Clean Harbors, Inc.*	509,925
1,512	Coleman Cable, Inc.*	13,336
4,469	Colfax Corp.*	130,986
3,481	Columbus McKinnon Corp.*	43,721
6,898	Comfort Systems USA, Inc.	71,946
5,213	Commercial Vehicle Group, Inc.*	58,386
220	Compx International, Inc.	3,414
1,638	Consolidated Graphics, Inc.*	83,456
6,277	Corporate Executive Board Co. (The)	245,996
4,582	CoStar Group, Inc.*	304,886
1,874	Courier Corp.	20,708
1,512	Covenant Transportation Group, Inc., Class A*	4,642
1,969	CRA International, Inc.*	40,207
2,881	Cubic Corp.	122,241
8,425	Curtiss-Wright Corp.	277,604
9,345	Deluxe Corp.	213,627
6,388	DigitalGlobe, Inc.*	95,181
5,512	Dolan Co. (The)*	50,325
5,257	Dollar Thrifty Automotive Group, Inc.*	352,640
3,383	Douglas Dynamics, Inc.	52,436
1,905	Ducommun, Inc.	22,803
1,577	DXP Enterprises, Inc.*	47,704
6,385	Dycom Industries, Inc.*	128,019
2,429	Dynamic Materials Corp.	51,883
11,375	Eagle Bulk Shipping, Inc.*	12,626
12,129	EMCOR Group, Inc.	310,866
3,374	Encore Wire Corp.	87,454
8,319	Energy Recovery, Inc.*	23,959
14,485	EnergySolutions, Inc.*	45,773
4,231	EnerNOC, Inc.*	41,633
9,122	EnerSys*	219,384
4,727	Ennis, Inc.	70,196
3,761	EnPro Industries, Inc.*	125,881
4,820	ESCO Technologies, Inc.	130,622
3,120	Essex Rental Corp.*	8,986
5,523	Esterline Technologies Corp.*	297,524
8,312	Excel Maritime Carriers Ltd.*	15,710
2,534	Exponent, Inc.*	120,061
11,295	Federal Signal Corp.	41,679
8,587	Flow International Corp.*	22,498
12,896	Force Protection, Inc.*	71,186
5,337	Forward Air Corp.	171,318
2,430	Franklin Covey Co.*	22,769
4,232	Franklin Electric Co., Inc.	199,200
2,180	FreightCar America, Inc.*	49,551
7,631	FTI Consulting, Inc.*	327,294
3,308	Fuel Tech, Inc.*	19,153

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
22,563	FuelCell Energy, Inc.*	$20,984
6,699	Furmanite Corp.*	45,620
3,391	G&K Services, Inc., Class A	101,391
5,360	Genco Shipping & Trading Ltd.*	40,629
10,673	GenCorp, Inc.*	58,061
4,539	Generac Holdings, Inc.*	113,793
7,210	Genesee & Wyoming, Inc., Class A*	440,315
11,784	Geo Group, Inc. (The)*	208,577
4,019	GeoEye, Inc.*	76,321
5,516	Gibraltar Industries, Inc.*	74,742
2,849	Global Power Equipment Group, Inc.*	66,325
2,759	Gorman-Rupp Co. (The)	81,335
2,686	GP Strategies Corp.*	35,052
1,793	Graham Corp.	41,920
7,009	Granite Construction, Inc.	174,524
10,685	Great Lakes Dredge & Dock Corp.	64,644
3,360	Greenbrier Cos., Inc.*	74,592
8,656	Griffon Corp.	81,193
5,192	H&E Equipment Services, Inc.*	65,990
9,141	Hawaiian Holdings, Inc.*	54,389
12,046	Healthcare Services Group, Inc.	217,551
9,143	Heartland Express, Inc.	125,716
7,567	HEICO Corp.	449,026
3,228	Heidrick & Struggles International, Inc.	68,756
861	Heritage-Crystal Clean, Inc.*	14,250
10,393	Herman Miller, Inc.	224,385
17,777	Hexcel Corp.*	443,003
4,553	Hill International, Inc.*	25,041
8,115	HNI Corp.	212,613
3,225	Houston Wire & Cable Co.	36,217
6,683	HUB Group, Inc., Class A*	199,020
5,959	Hudson Highland Group, Inc.*	28,126
1,172	Hurco Cos., Inc.*	27,812
4,022	Huron Consulting Group, Inc.*	139,644
3,558	ICF International, Inc.*	92,295
9,409	II-VI, Inc.*	184,134
4,694	InnerWorkings, Inc.*	42,622
4,162	Insperity, Inc.	103,176
3,208	Insteel Industries, Inc.	33,459
9,577	Interface, Inc., Class A	110,135
6,057	Interline Brands, Inc.*	95,579
999	International Shipholding Corp.	18,801
1,664	Intersections, Inc.	17,189
44,744	JetBlue Airways Corp.*	184,345
5,198	John Bean Technologies Corp.	85,559
2,223	Kadant, Inc.*	45,438
4,779	Kaman Corp.	148,292
5,912	Kaydon Corp.	186,701
4,852	Kelly Services, Inc., Class A	70,257
3,360	KEYW Holding Corp. (The)*	27,317
6,127	Kforce, Inc.*	75,056
5,679	Kimball International, Inc., Class B	34,472
11,080	Knight Transportation, Inc.	165,757
8,701	Knoll, Inc.	131,907
8,543	Korn/Ferry International*	143,779
6,026	Kratos Defense & Security Solutions, Inc.*	30,130
1,726	L.B. Foster Co., Class A	49,571
631	Lawson Products, Inc.	9,945
3,555	Layne Christensen Co.*	88,946
2,282	Lindsay Corp.	128,910
1,660	LMI Aerospace, Inc.*	27,556
3,538	LSI Industries, Inc.	22,962
3,127	Lydall, Inc.*	28,143
1,911	M&F Worldwide Corp.*	47,660
2,826	Marten Transport Ltd.	52,168
10,290	MasTec, Inc.*	164,743
4,407	McGrath RentCorp	123,352
17,147	Meritor, Inc.*	102,025
7,296	Metalico, Inc.*	25,755
2,668	Met-Pro Corp.	24,092
1,511	Michael Baker Corp.*	29,993
3,394	Middleby Corp.*	309,804
2,140	Miller Industries, Inc.	34,433
4,938	Mine Safety Appliances Co.	173,916
2,674	Mistras Group, Inc.*	62,919
6,677	Mobile Mini, Inc.*	120,386
8,249	Moog, Inc., Class A*	344,973
6,861	Mueller Industries, Inc.	261,679
28,229	Mueller Water Products, Inc., Class A	63,233
2,062	Multi-Color Corp.	54,066
3,671	MYR Group, Inc.*	64,389
1,047	NACCO Industries, Inc., Class A	83,079
868	National Presto Industries, Inc.	82,000
9,363	Navigant Consulting, Inc.*	105,521
3,597	NCI Building Systems, Inc.*	33,524
1,201	NL Industries, Inc.	16,466
3,058	NN, Inc.*	20,152
1,704	Northwest Pipe Co.*	39,686
13,215	Odyssey Marine Exploration, Inc.*	33,698
8,626	Old Dominion Freight Line, Inc.*	334,775
492	Omega Flex, Inc.*	6,627
6,701	On Assignment, Inc.*	69,824
10,611	Orbital Sciences Corp.*	157,573
4,895	Orion Marine Group, Inc.*	29,419
6,360	Pacer International, Inc.*	27,221
1,509	Park-Ohio Holdings Corp.*	29,275
1,116	Patriot Transportation Holding, Inc.*	25,422
27,447	Pendrell Corp.*	74,930
2,962	Pike Electric Corp.*	20,142
3,197	PMFG, Inc.*	74,106
1,592	Powell Industries, Inc.*	48,269
3,435	PowerSecure International, Inc.*	21,812
453	Preformed Line Products Co.	24,086
4,857	Primoris Services Corp.	69,067
4,577	Quad/Graphics, Inc.	73,324
2,727	Quality Distribution, Inc.*	27,543
6,897	Quanex Building Products Corp.	104,007
3,867	RailAmerica, Inc.*	54,331
3,291	Raven Industries, Inc.	198,250
3,992	RBC Bearings, Inc.*	168,662
8,744	Republic Airways Holdings, Inc.*	33,490
8,418	Resources Connection, Inc.	90,073
1,649	Roadrunner Transportation Systems, Inc.*	23,515
7,157	Robbins & Myers, Inc.	380,752
11,544	Rollins, Inc.	256,277
1,735	RPX Corp.*	24,498
12,317	RSC Holdings, Inc.*	149,775
5,890	Rush Enterprises, Inc., Class A*	112,852
2,900	Saia, Inc.*	33,727
16,484	Satcon Technology Corp.*	12,526
2,107	Sauer-Danfoss, Inc.*	79,202
2,135	Schawk, Inc.	27,008
66	Seaboard Corp.	132,641
2,019	SeaCube Container Leasing Ltd.	31,072
7,550	Simpson Manufacturing Co., Inc.	249,905
9,600	SkyWest, Inc.	116,448

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,831	Spirit Airlines, Inc.*	$45,664
2,884	Standard Parking Corp.*	52,200
2,274	Standex International Corp.	72,609
14,451	Steelcase, Inc., Class A	113,296
2,989	Sterling Construction Co., Inc.*	37,990
3,631	Sun Hydraulics Corp.	91,356
14,387	Swift Transportation Co.*	122,577
15,354	Swisher Hygiene, Inc.*	59,420
7,610	SYKES Enterprises, Inc.*	123,967
3,997	TAL International Group, Inc.	105,201
11,008	Taser International, Inc.*	66,268
3,537	Team, Inc.*	96,772
3,365	Tecumseh Products Co., Class A*	17,431
6,675	Teledyne Technologies, Inc.*	378,339
3,470	Tennant Co.	145,671
11,320	Tetra Tech, Inc.*	253,455
2,060	Textainer Group Holdings Ltd.	55,826
1,814	Thermon Group Holdings, Inc.*	28,044
7,634	Titan International, Inc.	164,436
2,808	Titan Machinery, Inc.*	60,934
2,344	TMS International Corp., Class A*	23,440
3,221	TRC Cos., Inc.*	16,105
2,829	Trex Co., Inc.*	63,172
4,638	Trimas Corp.*	94,662
6,834	Triumph Group, Inc.	406,555
8,038	TrueBlue, Inc.*	103,449
5,665	Tutor Perini Corp.*	93,416
1,549	Twin Disc, Inc.	65,678
3,867	Ultrapetrol (Bahamas) Ltd.*	10,480
2,578	Unifirst Corp.	149,086
11,342	United Rentals, Inc.*	319,164
8,348	United Stationers, Inc.	279,992
1,985	UniTek Global Services, Inc.*	9,925
3,543	Universal Forest Products, Inc.	98,743
1,005	Universal Truckload Services, Inc.	13,819
29,414	US Airways Group, Inc.*	138,834
3,316	US Ecology, Inc.	61,147
12,970	USG Corp.*	126,976
13,122	Valence Technology, Inc.*	11,966
3,698	Viad Corp.	68,598
3,550	Vicor Corp.	28,471
763	VSE Corp.	19,907
12,433	Wabash National Corp.*	91,258
5,106	Watsco, Inc.	324,231
5,477	Watts Water Technologies, Inc., Class A	209,221
3,061	WCA Waste Corp.*	15,029
7,954	Werner Enterprises, Inc.	186,442
3,828	Wesco Aircraft Holdings, Inc.*	50,759
11,165	Woodward, Inc.	472,726
1,988	Xerium Technologies, Inc.*	14,731
1,868	Zipcar, Inc.*	29,813
		31,158,004
	Information Technology - 12.1%

7,616	3D Systems Corp.*	118,886
10,061	Accelrys, Inc.*	71,735
6,064	ACI Worldwide, Inc.*	182,405
2,222	Active Network, Inc. (The)*	28,175
6,526	Actuate Corp.*	43,072
14,726	Acxiom Corp.*	183,191
11,735	ADTRAN, Inc.	387,607
7,798	Advanced Analogic Technologies, Inc.*	44,800
7,921	Advanced Energy Industries, Inc.*	79,052
5,967	Advent Software, Inc.*	161,109
3,608	Aeroflex Holding Corp.*	34,781
3,239	Agilysys, Inc.*	26,333
2,671	Alpha & Omega Semiconductor Ltd.*	23,398
4,114	American Software, Inc., Class A	34,722
19,193	Amkor Technology, Inc.*	85,217
1,737	Amtech Systems, Inc.*	15,772
12,251	ANADIGICS, Inc.*	27,565
2,749	Anaren, Inc.*	45,991
5,747	Ancestry.com, Inc.*	136,261
5,267	Anixter International, Inc.*	323,446
11,498	Applied Micro Circuits Corp.*	85,775
22,481	Arris Group, Inc.*	241,671
15,495	Aruba Networks, Inc.*	326,944
15,354	Aspen Technology, Inc.*	274,069
5,745	ATMI, Inc.*	118,922
11,007	Aviat Networks, Inc.*	19,372
5,368	Avid Technology, Inc.*	42,729
19,267	Axcelis Technologies, Inc.*	24,469
5,812	AXT, Inc.*	24,469
2,742	Badger Meter, Inc.	85,194
4,172	Bankrate, Inc.*	75,638
1,903	Bel Fuse, Inc., Class B	34,787
11,021	Benchmark Electronics, Inc.*	152,200
3,275	Black Box Corp.	93,436
8,087	Blackbaud, Inc.	237,839
7,887	Blue Coat Systems, Inc.*	141,966
6,524	Bottomline Technologies, Inc.*	146,790
12,397	Brightpoint, Inc.*	123,846
4,092	BroadSoft, Inc.*	143,547
12,016	Brooks Automation, Inc.	114,633
4,264	Cabot Microelectronics Corp.*	177,254
4,794	CACI International, Inc., Class A*	270,286
6,835	Calix, Inc.*	61,652
5,438	Callidus Software, Inc.*	27,843
1,316	Carbonite, Inc.*	15,950
7,810	Cardtronics, Inc.*	212,276
1,518	Cass Information Systems, Inc.	58,762
8,797	Cavium, Inc.*	287,134
4,176	CEVA, Inc.*	120,311
7,292	Checkpoint Systems, Inc.*	88,087
11,620	CIBER, Inc.*	48,107
12,029	Cirrus Logic, Inc.*	195,952
7,535	Cognex Corp.	268,773
4,553	Coherent, Inc.*	231,292
4,379	Cohu, Inc.	44,315
1,199	Communications Systems, Inc.	16,522
8,005	CommVault Systems, Inc.*	397,288
2,749	Computer Task Group, Inc.*	35,847
5,797	comScore, Inc.*	115,186
4,254	Comtech Telecommunications Corp.	128,854
8,106	Concur Technologies, Inc.*	382,846
5,351	Constant Contact, Inc.*	117,080
19,106	Convergys Corp.*	246,850
2,200	Convio, Inc.*	22,572
2,063	Cornerstone OnDemand, Inc.*	33,256
6,584	Cray, Inc.*	40,689
6,288	CSG Systems International, Inc.*	95,389
6,226	CTS Corp.	52,983
5,555	Cymer, Inc.*	248,420
6,289	Daktronics, Inc.	59,117
2,746	DDi Corp.	24,741
7,467	DealerTrack Holdings, Inc.*	193,395
4,022	Deltek, Inc.*	32,779
1,430	Demand Media, Inc.*	10,139
5,874	DemandTec, Inc.*	44,642
2,816	Dialogic, Inc.*	3,520

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8,797	Dice Holdings, Inc.*	$68,353
4,615	Digi International, Inc.*	50,719
1,126	Digimarc Corp.*	29,265
7,213	Digital River, Inc.*	115,336
6,423	Diodes, Inc.*	131,672
10,275	Dot Hill Systems Corp.*	13,769
4,248	DSP Group, Inc.*	24,978
3,154	DTS, Inc.*	90,804
1,633	Dynamics Research Corp.*	15,922
19,976	Earthlink, Inc.	125,849
5,245	Ebix, Inc.	112,768
6,373	Echelon Corp.*	31,355
2,046	Echo Global Logistics, Inc.*	32,163
3,398	Electro Rent Corp.	55,693
4,095	Electro Scientific Industries, Inc.*	53,931
8,481	Electronics for Imaging, Inc.*	125,434
1,547	Ellie Mae, Inc.*	8,199
3,383	eMagin Corp.*	14,209
16,042	Emcore Corp.*	15,240
15,943	Emulex Corp.*	125,950
24,391	Entegris, Inc.*	205,616
15,560	Entropic Communications, Inc.*	77,489
3,470	Envestnet, Inc.*	36,227
5,714	EPIQ Systems, Inc.	77,139
703	ePlus, Inc.*	19,522
9,292	Euronet Worldwide, Inc.*	167,256
6,656	Exar Corp.*	41,933
2,925	ExlService Holdings, Inc.*	77,805
16,731	Extreme Networks*	50,528
3,701	Fabrinet*	52,517
7,233	Fair Isaac Corp.	263,064
5,580	FalconStor Software, Inc.*	15,847
2,976	FARO Technologies, Inc.*	144,187
7,015	FEI Co.*	283,125
16,277	Finisar Corp.*	300,148
9,199	Formfactor, Inc.*	54,458
2,674	Forrester Research, Inc.	86,557
1,047	FriendFinder Networks, Inc.*	983
7,016	FSI International, Inc.*	18,242
11,712	Global Cash Access Holdings, Inc.*	52,704
4,077	Globecomm Systems, Inc.*	55,814
8,626	Glu Mobile, Inc.*	26,654
4,702	GSI Group, Inc.*	51,816
3,674	GSI Technology, Inc.*	18,003
22,870	GT Advanced Technologies, Inc.*	176,556
2,521	Guidance Software, Inc.*	15,302
5,519	Hackett Group, Inc. (The)*	20,862
20,841	Harmonic, Inc.*	111,916
6,998	Heartland Payment Systems, Inc.	157,805
5,565	Higher One Holdings, Inc.*	99,780
5,680	Hittite Microwave Corp.*	309,049
7,015	Identive Group, Inc.*	13,609
5,605	iGate Corp.*	86,990
5,445	Imation Corp.*	32,017
5,182	Immersion Corp.*	31,507
18,999	Infinera Corp.*	131,093
6,740	InfoSpace, Inc.*	64,974
3,714	Inphi Corp.*	40,074
8,485	Insight Enterprises, Inc.*	124,220
26,901	Integrated Device Technology, Inc.*	156,026
4,864	Integrated Silicon Solution, Inc.*	45,381
2,591	Interactive Intelligence Group*	57,779
8,243	InterDigital, Inc.	362,362
10,779	Intermec, Inc.*	79,118
9,500	Internap Network Services Corp.*	49,305
4,154	Intevac, Inc.*	31,113
5,811	IntraLinks Holdings, Inc.*	30,624
7,006	Ixia*	77,066
4,392	IXYS Corp.*	50,684
8,346	j2 Global Communications, Inc.	226,260
15,666	Jack Henry & Associates, Inc.	520,268
7,691	JDA Software Group, Inc.*	242,420
8,017	Kemet Corp.*	66,381
4,794	Kenexa Corp.*	119,850
2,527	Keynote Systems, Inc.	46,320
6,989	KIT Digital, Inc.*	62,342
11,723	Kopin Corp.*	41,265
13,066	Kulicke & Soffa Industries, Inc.*	118,901
2,691	KVH Industries, Inc.*	20,936
21,388	Lattice Semiconductor Corp.*	147,363
2,982	LeCroy Corp.*	26,987
12,328	Limelight Networks, Inc.*	37,970
11,180	Lionbridge Technologies, Inc.*	24,931
3,399	Liquidity Services, Inc.*	115,770
4,142	Littelfuse, Inc.	193,597
9,572	LivePerson, Inc.*	120,416
3,698	LogMeIn, Inc.*	159,051
3,002	LoopNet, Inc.*	54,186
1,978	Loral Space & Communications, Inc.*	122,933
8,976	LTX-Credence Corp.*	54,664
12,121	Magma Design Automation, Inc.*	69,332
3,704	Manhattan Associates, Inc.*	167,199
4,236	Mantech International Corp., Class A	143,177
3,868	Marchex, Inc., Class B	26,728
6,298	MAXIMUS, Inc.	261,997
2,907	MaxLinear, Inc., Class A*	14,012
5,088	Maxwell Technologies, Inc.*	86,343
2,727	Measurement Specialties, Inc.*	77,801
17,477	Mentor Graphics Corp.*	222,657
5,487	Mercury Computer Systems, Inc.*	75,666
1,957	Meru Networks, Inc.*	9,198
6,698	Methode Electronics, Inc.	59,478
9,143	Micrel, Inc.	95,087
15,701	Microsemi Corp.*	278,850
1,439	MicroStrategy, Inc., Class A*	177,184
19,091	Microvision, Inc.*	8,612
6,071	Mindspeed Technologies, Inc.*	31,266
9,532	MIPS Technologies, Inc.*	45,754
9,500	MKS Instruments, Inc.	255,170
7,950	ModusLink Global Solutions, Inc.	34,583
1,897	MoneyGram International, Inc.*	32,571
5,435	Monolithic Power Systems, Inc.*	65,437
6,507	Monotype Imaging Holdings, Inc.*	96,499
5,915	MoSys, Inc.*	18,514
6,734	Motricity, Inc.*	9,158
7,209	Move, Inc.*	46,855
2,833	MTS Systems Corp.	113,830
1,642	Multi-Fineline Electronix, Inc.*	34,367
3,671	Nanometrics, Inc.*	60,461
1,200	NCI, Inc., Class A*	14,520
1,570	NeoPhotonics Corp.*	7,442
6,661	Netgear, Inc.*	253,051
12,409	Netlogic Microsystems, Inc.*	613,253
6,774	Netscout Systems, Inc.*	119,697
4,945	NetSuite, Inc.*	200,470
6,818	Newport Corp.*	88,839
11,622	NIC, Inc.	151,086
5,821	Novatel Wireless, Inc.*	18,685
1,735	Numerex Corp., Class A*	13,949
866	NVE Corp.*	50,730

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,175	Oclaro, Inc.*	$28,534
9,338	OCZ Technology Group, Inc.*	65,273
10,531	Omnivision Technologies, Inc.*	113,629
4,267	OpenTable, Inc.*	150,924
15,478	Openwave Systems, Inc.*	25,384
3,543	Oplink Communications, Inc.*	58,495
2,607	Opnet Technologies, Inc.	92,992
7,935	Opnext, Inc.*	8,332
6,290	ORBCOMM, Inc.*	20,757
3,460	OSI Systems, Inc.*	165,423
21,629	Parametric Technology Corp.*	450,532
3,767	Park Electrochemical Corp.	103,366
1,677	PC Connection, Inc.	16,988
4,247	PDF Solutions, Inc.*	26,544
3,007	Pegasystems, Inc.	86,842
4,392	Perficient, Inc.*	37,771
4,550	Pericom Semiconductor Corp.*	35,444
10,682	Photronics, Inc.*	61,849
8,734	Plantronics, Inc.	300,974
6,453	Plexus Corp.*	175,199
8,088	PLX Technology, Inc.*	24,992
5,247	Power Integrations, Inc.	184,432
12,358	Power-One, Inc.*	52,645
5,748	Powerwave Technologies, Inc.*	13,335
3,543	PRGX Global, Inc.*	21,329
2,607	Procera Networks, Inc.*	41,947
12,174	Progress Software Corp.*	247,984
3,914	PROS Holdings, Inc.*	62,663
7,551	Pulse Electronics Corp.	22,880
1,194	QAD, Inc., Class A*	13,135
12,792	QLIK Technologies, Inc.*	350,117
40,944	Quantum Corp.*	110,139
1,245	Quepasa Corp.*	5,104
11,100	Quest Software, Inc.*	200,577
5,013	QuinStreet, Inc.*	46,420
3,532	Radisys Corp.*	15,329
17,837	Rambus, Inc.*	142,339
7,460	RealD, Inc.*	71,467
3,838	RealNetworks, Inc.	29,130
5,507	RealPage, Inc.*	137,840
1,722	Responsys, Inc.*	14,361
50,151	RF Micro Devices, Inc.*	312,441
2,572	Richardson Electronics Ltd.	31,816
4,477	RightNow Technologies, Inc.*	192,153
1,725	Rimage Corp.	19,527
5,173	Rofin-Sinar Technologies, Inc.*	124,462
2,904	Rogers Corp.*	115,289
1,983	Rosetta Stone, Inc.*	13,742
3,168	Rubicon Technology, Inc.*	30,064
5,746	Rudolph Technologies, Inc.*	45,164
9,692	S1 Corp.*	94,400
5,129	Saba Software, Inc.*	34,621
14,620	Sanmina-SCI Corp.*	123,831
19,829	Sapient Corp.	243,500
4,895	ScanSource, Inc.*	171,863
2,226	SciQuest, Inc.*	32,500
4,797	Seachange International, Inc.*	38,424
11,856	Semtech Corp.*	275,059
1,814	ServiceSource International, Inc.*	24,199
8,565	ShoreTel, Inc.*	51,647
5,762	Sigma Designs, Inc.*	40,161
5,637	Silicon Graphics International Corp.*	84,104
14,447	Silicon Image, Inc.*	70,935
6,518	Smith Micro Software, Inc.*	6,714
10,359	SolarWinds, Inc.*	339,672
38,309	Sonus Networks, Inc.*	99,986
5,172	Sourcefire, Inc.*	171,297
9,132	Spansion, Inc., Class A*	79,814
1,518	SPS Commerce, Inc.*	35,597
2,196	SRS Labs, Inc.*	14,164
4,575	SS&C Technologies Holdings, Inc.*	73,429
1,912	Stamps.com, Inc.*	52,331
4,174	Standard Microsystems Corp.*	104,475
7,464	STEC, Inc.*	68,072
5,491	STR Holdings, Inc.*	50,298
3,842	Stratasys, Inc.*	118,026
1,661	Stream Global Services, Inc.*	5,132
15,158	SuccessFactors, Inc.*	388,045
4,874	Super Micro Computer, Inc.*	66,238
2,022	Supertex, Inc.*	37,427
8,807	Support.com, Inc.*	18,054
3,624	Sycamore Networks, Inc.	71,755
7,858	Symmetricom, Inc.*	40,469
5,832	Synaptics, Inc.*	189,307
4,796	Synchronoss Technologies, Inc.*	143,352
4,563	SYNNEX Corp.*	133,924
2,807	Syntel, Inc.	134,287
13,356	Take-Two Interactive Software, Inc.*	186,316
7,461	Taleo Corp., Class A*	241,662
1,869	Tangoe, Inc.*	25,381
2,657	TechTarget, Inc.*	14,348
11,181	Tekelec*	123,215
8,422	TeleCommunication Systems, Inc., Class A*	22,655
2,990	TeleNav, Inc.*	24,578
4,617	TeleTech Holdings, Inc.*	81,305
9,282	Tessera Technologies, Inc.*	161,043
12,352	THQ, Inc.*	20,998
21,641	TiVo, Inc.*	213,813
4,629	TNS, Inc.*	90,404
1,010	Travelzoo, Inc.*	28,270
29,813	TriQuint Semiconductor, Inc.*	130,283
9,436	TTM Technologies, Inc.*	103,890
5,820	Tyler Technologies, Inc.*	186,531
4,701	Ultimate Software Group, Inc.*	311,770
4,145	Ultra Clean Holdings*	23,419
4,562	Ultratech, Inc.*	105,838
7,805	Unisys Corp.*	188,491
16,102	United Online, Inc.	85,019
6,990	Universal Display Corp.*	272,330
14,295	ValueClick, Inc.*	221,001
4,897	VASCO Data Security International, Inc.*	41,282
7,394	Veeco Instruments, Inc.*	184,037
3,847	Verint Systems, Inc.*	108,832
6,594	Viasat, Inc.*	312,028
530	Viasystems Group, Inc.*	9,667
7,391	VirnetX Holding Corp.*	146,637
2,749	Virtusa Corp.*	43,269
2,223	Vishay Precision Group, Inc.*	31,678
3,208	Vocus, Inc.*	68,074
4,467	Volterra Semiconductor Corp.*	109,442
15,037	Wave Systems Corp., Class A*	33,833
5,276	Web.com Group, Inc.*	54,396
7,246	Websense, Inc.*	131,225
9,650	Westell Technologies, Inc., Class A*	21,520
7,007	Wright Express Corp.*	367,727
5,739	XO Group, Inc.*	42,296
4,791	X-Rite, Inc.*	22,997
5,132	Xyratex Ltd.	69,590

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
734	Zillow, Inc.*	$16,434
12,048	Zix Corp.*	33,252
2,897	Zygo Corp.*	47,308
		34,621,965
	Materials - 3.2%

5,596	A. Schulman, Inc.	115,669
3,047	A.M. Castle & Co.*	41,439
782	AEP Industries, Inc.*	19,042
4,419	AMCOL International Corp.	146,401
4,068	American Vanguard Corp.	51,908
5,249	Balchem Corp.	217,833
18,939	Boise, Inc.	113,066
7,239	Buckeye Technologies, Inc.	224,264
10,242	Calgon Carbon Corp.*	152,401
9,363	Century Aluminum Co.*	90,166
1,168	Chase Corp.	14,518
17,478	Chemtura Corp.*	203,619
4,177	Clearwater Paper Corp.*	146,989
16,265	Coeur d’Alene Mines Corp.*	476,077
1,964	Deltic Timber Corp.	125,794
8,086	Eagle Materials, Inc.	187,191
15,722	Ferro Corp.*	91,345
9,058	Flotek Industries, Inc.*	82,518
3,387	FutureFuel Corp.	42,845
12,249	General Moly, Inc.*	41,034
6,155	Georgia Gulf Corp.*	118,238
11,457	Globe Specialty Metals, Inc.	171,053
5,169	Gold Resource Corp.	104,207
5,053	Golden Minerals Co.*	34,765
46,947	Golden Star Resources Ltd.*	97,180
29,022	Graphic Packaging Holding Co.*	128,567
8,972	H.B. Fuller Co.	206,894
1,076	Handy & Harman Ltd.*	11,965
1,577	Hawkins, Inc.	62,307
2,211	Haynes International, Inc.	132,572
11,032	Headwaters, Inc.*	28,242
50,706	Hecla Mining Co.	313,870
7,934	Horsehead Holding Corp.*	73,707
3,937	Innophos Holdings, Inc.	193,897
4,311	Innospec, Inc.*	125,278
15,324	Jaguar Mining, Inc.*	109,567
2,965	Kaiser Aluminum Corp.	138,169
7,087	KapStone Paper and Packaging Corp.*	117,502
1,314	KMG Chemicals, Inc.	20,564
3,754	Koppers Holdings, Inc.	123,995
5,799	Kraton Performance Polymers, Inc.*	121,895
4,792	Landec Corp.*	28,512
23,991	Louisiana-Pacific Corp.*	191,448
3,322	LSB Industries, Inc.*	103,879
3,702	Materion Corp.*	91,032
2,109	Metals USA Holdings Corp.*	23,747
15,571	Midway Gold Corp.*	36,748
3,312	Minerals Technologies, Inc.	192,096
5,750	Myers Industries, Inc.	70,495
2,695	Neenah Paper, Inc.	50,423
1,640	NewMarket Corp.	324,540
4,114	Noranda Aluminum Holding Corp.	33,817
14,469	Olin Corp.	274,911
1,658	Olympic Steel, Inc.	39,361
5,639	OM Group, Inc.*	128,287
8,229	Omnova Solutions, Inc.*	35,796
8,352	P. H. Glatfelter Co.	121,104
21,283	Paramount Gold and Silver Corp.*	56,187
16,968	PolyOne Corp.	182,576
2,336	Quaker Chemical Corp.	90,894
4,552	Revett Minerals, Inc.*	22,760
5,488	RTI International Metals, Inc.*	149,822
2,919	Schweitzer-Mauduit International, Inc.	207,891
7,177	Senomyx, Inc.*	27,703
9,100	Sensient Technologies Corp.	343,707
5,598	Spartech Corp.*	23,847
1,478	Stepan Co.	120,073
18,713	Stillwater Mining Co.*	204,159
2,430	SunCoke Energy, Inc.*	28,042
4,148	Texas Industries, Inc.	105,069
27,743	Thompson Creek Metals Co., Inc.*	193,924
2,418	TPC Group, Inc.*	58,032
4,329	Tredegar Corp.	94,502
4,422	U.S. Energy Corp.*	11,984
19,157	U.S. Gold Corp.*	79,502
471	United States Lime & Minerals, Inc.*	26,009
1,280	Universal Stainless & Alloy*	48,410
2,725	Verso Paper Corp.*	3,134
12,898	Vista Gold Corp.*	46,562
8,940	Wausau Paper Corp.	69,017
10,446	Worthington Industries, Inc.	183,745
3,994	Zep, Inc.	56,275
5,041	Zoltek Cos., Inc.*	41,387
		9,239,962
	Telecommunication Services - 0.6%

11,268	8x8, Inc.*	41,466
4,226	AboveNet, Inc.	252,461
8,194	Alaska Communications Systems Group, Inc.	43,838
1,711	Atlantic Tele-Network, Inc.	70,835
1,039	Boingo Wireless, Inc.*	8,832
5,086	Cbeyond, Inc.*	37,687
36,096	Cincinnati Bell, Inc.*	106,122
8,345	Cogent Communications Group, Inc.*	141,948
4,738	Consolidated Communications Holdings, Inc.	87,511
3,920	Fairpoint Communications, Inc.*	18,620
7,533	General Communication, Inc., Class A*	76,761
18,566	Globalstar, Inc.*	8,150
2,432	HickoryTech Corp.	26,290
2,521	IDT Corp., Class B	32,773
5,578	inContact, Inc.*	24,543
7,923	Iridium Communications, Inc.*	56,333
11,088	Leap Wireless International, Inc.*	100,568
2,739	Lumos Networks Corp.*	40,072
5,715	Neutral Tandem, Inc.*	61,779
2,740	NTELOS Holdings Corp.	57,831
22,775	PAETEC Holding Corp.*	122,302
9,494	Premiere Global Services, Inc.*	78,515
4,318	Shenandoah Telecommunications Co.	47,671
2,540	SureWest Communications	29,185
7,693	Towerstream Corp.*	15,925
4,012	USA Mobility, Inc.	56,248
25,169	Vonage Holdings Corp.*	64,936
		1,709,202
	Utilities - 2.7%

5,798	Allete, Inc.	231,050
3,386	American States Water Co.	119,458
1,179	Artesian Resources Corp., Class A	21,812

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
14,838	Atlantic Power Corp.	$195,120
10,461	Avista Corp.	261,525
7,155	Black Hills Corp.	234,326
2,192	Cadiz, Inc.*	18,720
7,572	California Water Service Group	139,552
2,436	Central Vermont Public Service Corp.	85,723
2,826	CH Energy Group, Inc.	159,245
1,734	Chesapeake Utilities Corp.	74,545
11,078	Cleco Corp.	400,359
1,563	Connecticut Water Service, Inc.	45,327
2,653	Consolidated Water Co., Ltd.	21,834
18,701	Dynegy, Inc.*	55,168
7,641	El Paso Electric Co.	263,767
7,602	Empire District Electric Co. (The)	160,022
2,521	Genie Energy Ltd., Class B*	18,227
8,987	IDACORP, Inc.	368,377
4,076	Laclede Group, Inc. (The)	163,570
4,189	MGE Energy, Inc.	187,416
2,832	Middlesex Water Co.	52,392
7,526	New Jersey Resources Corp.	356,055
8,267	Nicor, Inc.	463,944
4,854	Northwest Natural Gas Co.	228,429
6,592	NorthWestern Corp.	229,929
3,245	Ormat Technologies, Inc.	61,590
6,540	Otter Tail Corp.	141,787
855	Pennichuck Corp.	24,684
13,043	Piedmont Natural Gas Co., Inc.	430,028
15,735	PNM Resources, Inc.	300,696
13,680	Portland General Electric Co.	342,684
2,571	SJW Corp.	63,478
5,435	South Jersey Industries, Inc.	305,338
8,328	Southwest Gas Corp.	336,701
9,182	UIL Holdings Corp.	319,901
6,672	UniSource Energy Corp.	246,063
1,978	Unitil Corp.	54,850
9,294	WGL Holdings, Inc.	398,434
2,300	York Water Co.	41,239
		7,623,365
	Total Common Stocks (Cost $219,370,834)	200,235,854

No. of Rights
	Rights - 0.0%‡
30,588	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	523
1,946	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	211
	Total Rights (Cost $—)	734

No. of Warrants
	Warrants - 0.0%
1,514	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 4.1%
	Federal Home Loan Bank
$88,282	0.00%, due 12/01/11	88,282
	U.S. Treasury Bills
4,396,000	0.00%, due 12/01/11	4,396,000
2,000,000	0.00%, due 02/23/12	2,000,000
5,326,000	0.00%, due 03/01/12	5,325,933
	Total U.S. Government & Agency Securities (Cost $11,810,215)	11,810,215
	Repurchase Agreements (a)(b) - 17.2%
49,194,780	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $49,194,914	49,194,780
	Total Repurchase Agreements (Cost $49,194,780)	49,194,780

	Total Investment Securities (Cost $280,375,829) — 91.2%	261,241,583
	Other assets less liabilities — 8.8%	25,198,649
	Net Assets — 100.0%	$286,440,232

See accompanying notes to the financial statements.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $734 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $87,944,136.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,431,582
Aggregate gross unrealized depreciation	(24,866,450)
Net unrealized depreciation	$(19,434,868)
Federal income tax cost of investments	$280,676,451

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	360	12/16/11	$26,517,600	$2,500,208

Cash collateral in the amount of $2,412,000 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$66,519,091	$(1,632,927)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	61,743,232	(569,553)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Index	28,721,426	(264,942)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	83,187,230	(1,914,519)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	28,425,754	440,349

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	25,130,414	333,263

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Index	52,379,059	8,025,255

		$4,416,926

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

UltraPro S&P500

Shares		Value
	Common Stocks (a) - 42.2%
	Consumer Discretionary - 4.5%

1,194	Abercrombie & Fitch Co., Class A	$57,205
5,015	Amazon.com, Inc.*	964,334
1,608	Apollo Group, Inc., Class A*	77,956
688	AutoNation, Inc.*	24,844
412	AutoZone, Inc.*	135,293
3,371	Bed Bath & Beyond, Inc.*	203,979
4,174	Best Buy Co., Inc.	113,074
906	Big Lots, Inc.*	36,340
3,097	Cablevision Systems Corp., Class A	46,455
3,122	CarMax, Inc.*	89,789
6,375	Carnival Corp.	211,650
9,241	CBS Corp., Class B	240,636
419	Chipotle Mexican Grill, Inc.*	134,734
4,001	Coach, Inc.	250,423
37,939	Comcast Corp., Class A	860,077
3,840	D.R. Horton, Inc.	45,734
1,867	Darden Restaurants, Inc.	89,075
852	DeVry, Inc.	29,403
10,191	DIRECTV, Class A*	481,219
3,779	Discovery Communications, Inc., Class A*	158,642
2,676	Expedia, Inc.	74,433
1,663	Family Dollar Stores, Inc.	98,815
52,454	Ford Motor Co.*	556,012
1,925	GameStop Corp., Class A*	44,506
3,317	Gannett Co., Inc.	36,023
4,794	Gap, Inc. (The)	89,600
2,148	Genuine Parts Co.	125,658
3,368	Goodyear Tire & Rubber Co. (The)*	47,118
4,228	H&R Block, Inc.	66,506
3,256	Harley-Davidson, Inc.	119,723
965	Harman International Industries, Inc.	39,854
1,668	Hasbro, Inc.	59,731
21,586	Home Depot, Inc. (The)	846,603
4,115	International Game Technology	70,202
6,611	Interpublic Group of Cos., Inc. (The)	62,011
1,978	J.C. Penney Co., Inc.	63,375
9,398	Johnson Controls, Inc.	295,849
3,893	Kohl’s Corp.	209,443
1,964	Leggett & Platt, Inc.	43,954
2,223	Lennar Corp., Class A	40,925
3,423	Limited Brands, Inc.	144,896
17,405	Lowe’s Cos., Inc.	417,894
5,892	Macy’s, Inc.	190,488
3,703	Marriott International, Inc., Class A	113,386
12	Marriott Vacations Worldwide Corp.*	190
4,750	Mattel, Inc.	136,847
14,244	McDonald’s Corp.	1,360,587
4,170	McGraw-Hill Cos., Inc. (The)	178,059
724	Netflix, Inc.*	46,720
4,013	Newell Rubbermaid, Inc.	61,399
31,533	News Corp., Class A	549,936
5,238	NIKE, Inc., Class B	503,791
2,259	Nordstrom, Inc.	102,288
3,850	Omnicom Group, Inc.	166,204
1,760	O’Reilly Automotive, Inc.*	135,942
690	priceline.com, Inc.*	335,264
4,648	PulteGroup, Inc.*	28,399
888	Ralph Lauren Corp.	125,972
1,593	Ross Stores, Inc.	141,920
1,345	Scripps Networks Interactive, Inc., Class A	53,558
532	Sears Holdings Corp.*	32,096
9,792	Staples, Inc.	141,103
10,299	Starbucks Corp.	447,801
2,664	Starwood Hotels & Resorts Worldwide, Inc.	127,020
9,318	Target Corp.	491,059
1,753	Tiffany & Co.	117,521
4,485	Time Warner Cable, Inc.	271,253
14,417	Time Warner, Inc.	502,000
5,262	TJX Cos., Inc.	324,665
1,645	Urban Outfitters, Inc.*	44,382
1,192	VF Corp.	165,318
7,929	Viacom, Inc., Class B	354,902
25,605	Walt Disney Co. (The)	917,939
62	Washington Post Co. (The), Class B	22,252
1,059	Whirlpool Corp.	51,955
2,185	Wyndham Worldwide Corp.	77,458
1,110	Wynn Resorts Ltd.	133,822
6,411	Yum! Brands, Inc.	359,272
		16,616,761
	Consumer Staples - 4.8%

28,590	Altria Group, Inc.	820,247
9,344	Archer-Daniels-Midland Co.	281,441
5,942	Avon Products, Inc.	101,014
2,138	Beam, Inc.	112,288
1,395	Brown-Forman Corp., Class B	111,335
2,481	Campbell Soup Co.	80,881
1,809	Clorox Co. (The)	117,513
31,695	Coca-Cola Co. (The)	2,130,855
4,393	Coca-Cola Enterprises, Inc.	114,745
6,723	Colgate-Palmolive Co.	615,154
5,722	ConAgra Foods, Inc.	144,538
2,397	Constellation Brands, Inc., Class A*	46,670
6,042	Costco Wholesale Corp.	515,383
18,557	CVS Caremark Corp.	720,754
2,534	Dean Foods Co.*	25,745
2,999	Dr. Pepper Snapple Group, Inc.	109,553
1,560	Estee Lauder Cos., Inc. (The), Class A	184,049
8,931	General Mills, Inc.	356,793
4,430	H. J. Heinz Co.	233,239
2,140	Hershey Co. (The)	123,435
1,924	Hormel Foods Corp.	57,932
1,566	J.M. Smucker Co. (The)	118,985
3,450	Kellogg Co.	169,602
5,405	Kimberly-Clark Corp.	386,295
24,377	Kraft Foods, Inc., Class A	881,229
8,352	Kroger Co. (The)	193,599
1,920	Lorillard, Inc.	214,310
1,815	McCormick & Co., Inc. (Non-Voting)	88,391
2,815	Mead Johnson Nutrition Co.	212,138
2,251	Molson Coors Brewing Co., Class B	91,368
21,844	PepsiCo, Inc.	1,398,016
24,250	Philip Morris International, Inc.	1,848,820
37,925	Procter & Gamble Co. (The)	2,448,817
4,657	Reynolds American, Inc.	194,942
4,824	Safeway, Inc.	96,480
8,132	Sara Lee Corp.	154,183

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,926	SUPERVALU, Inc.	$21,506
8,185	Sysco Corp.	233,600
4,095	Tyson Foods, Inc., Class A	82,473
12,500	Walgreen Co.	421,500
24,264	Wal-Mart Stores, Inc.	1,429,150
2,176	Whole Foods Market, Inc.	148,186
		17,837,154
	Energy - 5.3%

3,123	Alpha Natural Resources, Inc.*	74,952
6,881	Anadarko Petroleum Corp.	559,219
5,293	Apache Corp.	526,336
6,026	Baker Hughes, Inc.	329,080
1,447	Cabot Oil & Gas Corp.	128,190
3,374	Cameron International Corp.*	182,162
9,124	Chesapeake Energy Corp.	231,202
27,637	Chevron Corp.	2,841,636
18,950	ConocoPhillips	1,351,514
3,142	CONSOL Energy, Inc.	130,833
5,553	Denbury Resources, Inc.*	93,846
5,756	Devon Energy Corp.	376,788
960	Diamond Offshore Drilling, Inc.	57,744
10,632	El Paso Corp.	265,906
3,707	EOG Resources, Inc.	384,564
2,076	EQT Corp.	128,733
67,117	Exxon Mobil Corp.	5,398,892
3,308	FMC Technologies, Inc.*	173,207
12,704	Halliburton Co.	467,507
1,474	Helmerich & Payne, Inc.	83,959
4,170	Hess Corp.	251,117
9,856	Marathon Oil Corp.	275,574
4,917	Marathon Petroleum Corp.	164,179
2,674	Murphy Oil Corp.	149,530
3,959	Nabors Industries Ltd.*	71,024
5,842	National Oilwell Varco, Inc.	418,871
1,816	Newfield Exploration Co.*	83,173
3,477	Noble Corp.*	120,061
2,449	Noble Energy, Inc.	240,957
11,219	Occidental Petroleum Corp.	1,109,559
3,737	Peabody Energy Corp.	146,603
1,613	Pioneer Natural Resources Co.	152,493
2,452	QEP Resources, Inc.	80,058
2,225	Range Resources Corp.	159,555
1,755	Rowan Cos., Inc.*	59,512
18,637	Schlumberger Ltd.	1,403,925
4,805	Southwestern Energy Co.*	182,830
8,983	Spectra Energy Corp.	264,280
1,498	Sunoco, Inc.	58,137
1,976	Tesoro Corp.*	47,207
7,903	Valero Energy Corp.	176,000
8,133	Williams Cos., Inc. (The)	262,533
		19,663,448
	Financials - 5.6%

4,656	ACE Ltd.	323,732
6,452	Aflac, Inc.	280,275
7,127	Allstate Corp. (The)	190,932
14,337	American Express Co.	688,749
6,030	American International Group, Inc.*	140,559
3,253	Ameriprise Financial, Inc.	149,345
4,510	Aon Corp.	207,325
1,667	Apartment Investment & Management Co., Class A (REIT)	36,307
1,289	Assurant, Inc.	50,580
1,286	AvalonBay Communities, Inc. (REIT)	160,557
139,885	Bank of America Corp.	760,974
17,008	Bank of New York Mellon Corp. (The)	330,976
9,625	BB&T Corp.	223,011
24,272	Berkshire Hathaway, Inc., Class B*	1,911,663
1,391	BlackRock, Inc.	239,308
2,033	Boston Properties, Inc. (REIT)	193,908
6,345	Capital One Financial Corp.	283,368
4,484	CBRE Group, Inc.*	75,376
14,867	Charles Schwab Corp. (The)	177,809
3,947	Chubb Corp. (The)	266,186
2,252	Cincinnati Financial Corp.	66,772
40,289	Citigroup, Inc.	1,107,142
922	CME Group, Inc.	229,836
2,779	Comerica, Inc.	70,086
7,535	Discover Financial Services	179,484
3,505	E*Trade Financial Corp.*	32,176
4,095	Equity Residential (REIT)	226,003
1,286	Federated Investors, Inc., Class B	20,409
12,705	Fifth Third Bancorp	153,603
3,645	First Horizon National Corp.	28,066
2,018	Franklin Resources, Inc.	203,455
6,780	Genworth Financial, Inc., Class A*	44,680
6,989	Goldman Sachs Group, Inc. (The)	669,966
6,148	Hartford Financial Services Group, Inc.	109,188
5,618	HCP, Inc. (REIT)	217,136
2,612	Health Care REIT, Inc. (REIT)	131,044
9,739	Host Hotels & Resorts, Inc. (REIT)	137,807
7,266	Hudson City Bancorp, Inc.	40,617
11,917	Huntington Bancshares, Inc./OH	62,564
1,005	IntercontinentalExchange, Inc.*	122,329
6,215	Invesco Ltd.	125,854
53,820	JPMorgan Chase & Co.	1,666,805
13,153	KeyCorp	95,885
5,617	Kimco Realty Corp. (REIT)	88,580
1,781	Legg Mason, Inc.	47,250
2,725	Leucadia National Corp.	63,820
4,261	Lincoln National Corp.	85,987
4,285	Loews Corp.	164,673
1,728	M&T Bank Corp.	126,109
7,480	Marsh & McLennan Cos., Inc.	225,821
14,590	MetLife, Inc.	459,293
2,783	Moody’s Corp.	96,598
20,487	Morgan Stanley	303,003
1,755	NASDAQ OMX Group, Inc. (The)*	46,069
3,319	Northern Trust Corp.	124,894
3,616	NYSE Euronext	103,273
5,193	People’s United Financial, Inc.	64,653
2,243	Plum Creek Timber Co., Inc. (REIT)	82,632
7,267	PNC Financial Services Group, Inc.	393,944
4,335	Principal Financial Group, Inc.	104,604
8,823	Progressive Corp. (The)	166,402
6,342	ProLogis, Inc. (REIT)	176,434
6,716	Prudential Financial, Inc.	340,098
1,965	Public Storage (REIT)	259,183
17,373	Regions Financial Corp.	71,403
4,064	Simon Property Group, Inc. (REIT)	505,318
7,104	SLM Corp.	91,500
6,955	State Street Corp.	275,766

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,420	SunTrust Banks, Inc.	$134,525
3,532	T. Rowe Price Group, Inc.	200,476
1,452	Torchmark Corp.	61,841
5,778	Travelers Cos., Inc. (The)	325,012
26,518	U.S. Bancorp	687,347
4,179	Unum Group	94,069
3,965	Ventas, Inc. (REIT)	209,193
2,557	Vornado Realty Trust (REIT)	190,369
72,886	Wells Fargo & Co.	1,884,832
7,433	Weyerhaeuser Co. (REIT)	124,800
4,533	XL Group plc	93,470
2,556	Zions Bancorp.	41,126
		20,946,214
	Health Care - 4.9%

21,479	Abbott Laboratories	1,171,679
5,142	Aetna, Inc.	215,038
4,807	Agilent Technologies, Inc.*	180,263
4,234	Allergan, Inc.	354,471
3,721	AmerisourceBergen Corp.	138,235
12,096	Amgen, Inc.	700,479
7,850	Baxter International, Inc.	405,531
3,002	Becton, Dickinson and Co.	221,488
3,358	Biogen Idec, Inc.*	386,002
21,129	Boston Scientific Corp.*	124,661
23,549	Bristol-Myers Squibb Co.	770,523
1,192	C.R. Bard, Inc.	103,930
4,755	Cardinal Health, Inc.	201,897
3,084	CareFusion Corp.*	76,422
6,341	Celgene Corp.*	399,990
2,017	Cerner Corp.*	122,997
3,937	Cigna Corp.	174,134
2,035	Coventry Health Care, Inc.*	64,998
6,802	Covidien plc	309,831
1,291	DaVita, Inc.*	98,348
1,962	DENTSPLY International, Inc.	70,848
1,584	Edwards Lifesciences Corp.*	104,592
14,052	Eli Lilly & Co.	531,868
6,738	Express Scripts, Inc.*	307,590
3,789	Forest Laboratories, Inc.*	113,518
10,642	Gilead Sciences, Inc.*	424,084
2,278	Hospira, Inc.*	64,217
2,304	Humana, Inc.	204,319
536	Intuitive Surgical, Inc.*	232,737
37,821	Johnson & Johnson	2,447,775
1,398	Laboratory Corp. of America Holdings*	119,837
2,503	Life Technologies Corp.*	96,941
3,411	McKesson Corp.	277,348
5,329	Medco Health Solutions, Inc.*	301,994
14,584	Medtronic, Inc.	531,295
42,518	Merck & Co., Inc.	1,520,019
5,882	Mylan, Inc.*	114,875
1,292	Patterson Cos., Inc.	38,980
1,560	PerkinElmer, Inc.	29,515
107,688	Pfizer, Inc.	2,161,298
2,191	Quest Diagnostics, Inc.	128,524
4,544	St. Jude Medical, Inc.	174,671
4,548	Stryker Corp.	222,079
6,312	Tenet Healthcare Corp.*	29,351
5,277	Thermo Fisher Scientific, Inc.*	249,338
14,858	UnitedHealth Group, Inc.	724,625
1,616	Varian Medical Systems, Inc.*	100,564
1,269	Waters Corp.*	101,520
1,729	Watson Pharmaceuticals, Inc.*	111,728
4,973	WellPoint, Inc.	350,845
2,474	Zimmer Holdings, Inc.*	125,061
		18,232,873
	Industrials - 4.5%

9,798	3M Co.	794,030
1,458	Avery Dennison Corp.	38,214
10,220	Boeing Co. (The)	702,012
2,279	C.H. Robinson Worldwide, Inc.	156,134
8,927	Caterpillar, Inc.	873,775
1,545	Cintas Corp.	46,968
2,270	Cooper Industries plc	126,053
15,116	CSX Corp.	328,168
2,675	Cummins, Inc.	257,683
7,845	Danaher Corp.	379,541
5,712	Deere & Co.	452,676
2,559	Dover Corp.	140,668
685	Dun & Bradstreet Corp. (The)	47,861
4,704	Eaton Corp.	211,257
10,271	Emerson Electric Co.	536,660
1,698	Equifax, Inc.	63,081
2,925	Expeditors International of Washington, Inc.	127,267
4,065	Fastenal Co.	169,307
4,375	FedEx Corp.	363,475
765	Flowserve Corp.	78,619
2,394	Fluor Corp.	131,239
4,985	General Dynamics Corp.	329,309
146,312	General Electric Co.	2,327,824
1,723	Goodrich Corp.	210,223
10,797	Honeywell International, Inc.	584,658
6,787	Illinois Tool Works, Inc.	308,401
4,315	Ingersoll-Rand plc	142,913
2,720	Iron Mountain, Inc.	82,606
1,755	Jacobs Engineering Group, Inc.*	72,903
1,452	Joy Global, Inc.	132,539
1,436	L-3 Communications Holdings, Inc.	95,207
3,794	Lockheed Martin Corp.	296,501
4,932	Masco Corp.	47,249
4,811	Norfolk Southern Corp.	363,423
3,594	Northrop Grumman Corp.	205,110
5,038	PACCAR, Inc.	204,392
1,609	Pall Corp.	87,674
2,143	Parker Hannifin Corp.	177,397
2,780	Pitney Bowes, Inc.	51,791
1,977	Precision Castparts Corp.	325,711
2,926	Quanta Services, Inc.*	60,246
2,607	R.R. Donnelley & Sons Co.	39,157
4,871	Raytheon Co.	221,971
4,422	Republic Services, Inc.	121,384
1,985	Robert Half International, Inc.	52,583
1,981	Rockwell Automation, Inc.	148,634
2,132	Rockwell Collins, Inc.	117,047
1,331	Roper Industries, Inc.	113,388
706	Ryder System, Inc.	36,910
802	Snap-on, Inc.	41,143
11,104	Southwest Airlines Co.	93,051
2,322	Stanley Black & Decker, Inc.	151,928
1,177	Stericycle, Inc.*	95,360
3,830	Textron, Inc.	74,417
6,411	Tyco International Ltd.	307,472
6,738	Union Pacific Corp.	696,777
13,534	United Parcel Service, Inc., Class B	971,064
12,549	United Technologies Corp.	961,253
835	W.W. Grainger, Inc.	156,061
6,520	Waste Management, Inc.	204,076

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,564	Xylem, Inc./NY	$61,280
		16,795,721
	Information Technology - 8.2%

8,880	Accenture plc, Class A	514,418
6,817	Adobe Systems, Inc.*	186,922
8,020	Advanced Micro Devices, Inc.*	45,634
2,557	Akamai Technologies, Inc.*	73,923
4,476	Altera Corp.	168,611
2,341	Amphenol Corp., Class A	106,118
4,124	Analog Devices, Inc.	143,763
12,794	Apple, Inc.*	4,889,867
18,179	Applied Materials, Inc.	195,970
3,150	Autodesk, Inc.*	107,320
6,740	Automatic Data Processing, Inc.	344,347
2,420	BMC Software, Inc.*	86,297
6,629	Broadcom Corp., Class A*	201,157
5,228	CA, Inc.	110,834
75,922	Cisco Systems, Inc.	1,415,186
2,611	Citrix Systems, Inc.*	186,399
4,180	Cognizant Technology Solutions Corp., Class A*	281,523
2,143	Computer Sciences Corp.	52,353
3,015	Compuware Corp.*	24,904
21,685	Corning, Inc.	287,760
21,419	Dell, Inc.*	337,563
15,834	eBay, Inc.*	468,528
4,604	Electronic Arts, Inc.*	106,767
28,495	EMC Corp.*	655,670
1,116	F5 Networks, Inc.*	126,141
3,429	Fidelity National Information Services, Inc.	82,605
812	First Solar, Inc.*	38,862
1,964	Fiserv, Inc.*	113,244
2,202	FLIR Systems, Inc.	59,146
3,483	Google, Inc., Class A*	2,087,675
1,663	Harris Corp.	59,203
28,630	Hewlett-Packard Co.	800,208
72,476	Intel Corp.	1,805,377
16,494	International Business Machines Corp.	3,100,872
4,200	Intuit, Inc.	223,608
2,506	Jabil Circuit, Inc.	50,797
3,144	JDS Uniphase Corp.*	34,521
7,366	Juniper Networks, Inc.*	167,282
2,306	KLA-Tencor Corp.	106,307
1,069	Lexmark International, Inc., Class A	35,769
3,143	Linear Technology Corp.	96,270
7,899	LSI Corp.*	44,392
1,471	Mastercard, Inc., Class A	550,963
3,194	MEMC Electronic Materials, Inc.*	13,319
2,620	Microchip Technology, Inc.	91,464
13,855	Micron Technology, Inc.*	82,991
102,929	Microsoft Corp.	2,632,924
1,885	Molex, Inc.	47,012
1,779	Monster Worldwide, Inc.*	13,004
3,614	Motorola Mobility Holdings, Inc.*	140,946
3,953	Motorola Solutions, Inc.	184,487
5,090	NetApp, Inc.*	187,465
963	Novellus Systems, Inc.*	33,339
8,341	NVIDIA Corp.*	130,370
54,546	Oracle Corp.	1,710,017
4,452	Paychex, Inc.	129,598
23,187	QUALCOMM, Inc.	1,270,648
2,671	Red Hat, Inc.*	133,764
3,813	SAIC, Inc.*	45,947
1,864	Salesforce.com, Inc.*	220,735
3,311	SanDisk Corp.*	163,265
10,350	Symantec Corp.*	169,222
5,981	TE Connectivity Ltd.	189,658
5,029	Tellabs, Inc.	19,965
2,318	Teradata Corp.*	125,705
2,563	Teradyne, Inc.*	34,498
15,945	Texas Instruments, Inc.	479,944
2,259	Total System Services, Inc.	45,270
2,301	VeriSign, Inc.	77,268
7,060	Visa, Inc., Class A	684,608
3,211	Western Digital Corp.*	93,344
8,657	Western Union Co. (The)	150,978
19,383	Xerox Corp.	157,971
3,646	Xilinx, Inc.	119,261
17,427	Yahoo!, Inc.*	273,778
		30,427,841
	Materials - 1.5%

2,946	Air Products & Chemicals, Inc.	246,727
948	Airgas, Inc.	72,949
1,515	AK Steel Holding Corp.	12,817
14,695	Alcoa, Inc.	147,244
1,451	Allegheny Technologies, Inc.	72,869
2,255	Ball Corp.	79,173
1,433	Bemis Co., Inc.	42,259
907	CF Industries Holdings, Inc.	126,799
2,026	Cliffs Natural Resources, Inc.	137,383
16,299	Dow Chemical Co. (The)	451,645
12,874	E.I. du Pont de Nemours & Co.	614,347
1,925	Eastman Chemical Co.	76,268
4,140	Ecolab, Inc.	236,063
999	FMC Corp.	83,836
13,080	Freeport-McMoRan Copper & Gold, Inc.	517,968
1,119	International Flavors & Fragrances, Inc.	60,717
6,037	International Paper Co.	171,451
2,358	MeadWestvaco Corp.	70,386
7,379	Monsanto Co.	541,988
4,108	Mosaic Co. (The)	216,738
6,819	Newmont Mining Corp.	469,693
4,371	Nucor Corp.	172,349
2,262	Owens-Illinois, Inc.*	44,177
2,174	PPG Industries, Inc.	190,768
4,167	Praxair, Inc.	425,034
2,227	Sealed Air Corp.	39,240
1,221	Sherwin-Williams Co. (The)	106,019
1,694	Sigma-Aldrich Corp.	109,788
1,162	Titanium Metals Corp.	18,104
1,977	United States Steel Corp.	53,972
1,779	Vulcan Materials Co.	57,711
		5,666,482
	Telecommunication Services - 1.3%

5,459	American Tower Corp., Class A*	322,081
81,800	AT&T, Inc.	2,370,564
8,510	CenturyLink, Inc.	319,295
13,740	Frontier Communications Corp.	78,593
4,061	MetroPCS Communications, Inc.*	34,031
41,343	Sprint Nextel Corp.*	111,626
39,074	Verizon Communications, Inc.	1,474,262
7,962	Windstream Corp.	93,633
		4,804,085

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities - 1.6%

9,072	AES Corp. (The)*	$109,590
3,324	Ameren Corp.	112,384
6,663	American Electric Power Co., Inc.	264,388
5,879	CenterPoint Energy, Inc.	116,992
3,483	CMS Energy Corp.	72,864
4,054	Consolidated Edison, Inc.	240,889
2,784	Constellation Energy Group, Inc.	111,805
7,847	Dominion Resources, Inc.	405,062
2,336	DTE Energy Co.	122,990
18,384	Duke Energy Corp.	383,306
4,492	Edison International	176,581
2,451	Entergy Corp.	172,452
9,149	Exelon Corp.	405,392
5,773	FirstEnergy Corp.	256,725
1,078	Integrys Energy Group, Inc.	55,506
5,828	NextEra Energy, Inc.	323,104
634	Nicor, Inc.	35,580
3,872	NiSource, Inc.	88,708
2,452	Northeast Utilities	84,864
3,321	NRG Energy, Inc.*	65,357
1,436	ONEOK, Inc.	119,418
3,123	Pepco Holdings, Inc.	61,773
5,552	PG&E Corp.	215,640
1,506	Pinnacle West Capital Corp.	71,400
7,966	PPL Corp.	239,139
4,061	Progress Energy, Inc.	220,837
6,992	Public Service Enterprise Group, Inc.	230,317
1,583	SCANA Corp.	69,051
3,304	Sempra Energy	175,740
11,847	Southern Co. (The)	520,202
2,976	TECO Energy, Inc.	55,889
3,226	Wisconsin Energy Corp.	107,039
6,687	Xcel Energy, Inc.	175,801
		5,866,785
	Total Common Stocks
	(Cost $158,405,185)	156,857,364

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$130,146	0.00%, due 12/01/11	130,146
	Total U.S. Government & Agency Security (Cost $130,146)	130,146

	Repurchase Agreements (a)(b) - 29.5%
109,799,738	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $109,800,036	109,799,738
	Total Repurchase Agreements (Cost $109,799,738)	109,799,738

	Total Investment Securities
	(Cost $268,335,069) — 71.7%	266,787,248
	Other assets less liabilities — 28.3%	105,256,823
	Net Assets — 100.0%	$372,044,071

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $152,514,726.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,638,952
Aggregate gross unrealized depreciation	(3,205,976)
Net unrealized depreciation	$(1,567,024)
Federal income tax cost of investments	$268,354,272

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P 500 Futures Contracts	1,704	12/16/11	$106,116,600	$2,869,730

Cash collateral in the amount of $6,947,765 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P 500® Index	$59,613,373	$9,841,886

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P 500® Index	135,693,191	(1,242,125)

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P 500® Index	267,623,310	(1,009,123)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500® Index	150,069,995	(41,734)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P 500® Index	68,185,261	9,865,785

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P 500® Index	18,163,498	(2,509,962)

Equity Index Swap Agreement with Societe Generale, based on the S&P 500® Index	56,081,977	1,726,422

Equity Index Swap Agreement with UBS AG, based on the S&P 500® Index	97,689,658	(890,813)

		$15,740,336

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

UltraPro MidCap400

Shares		Value
	Common Stocks (a) - 19.2%
	Consumer Discretionary - 2.8%

296	99 Cents Only Stores*	$6,468
493	Aaron’s, Inc.	12,957
462	Advance Auto Parts, Inc.	31,980
506	Aeropostale, Inc.*	7,848
360	AMC Networks, Inc., Class A*	12,960
1,222	American Eagle Outfitters, Inc.	16,998
255	American Greetings Corp., Class A	4,332
329	Ann, Inc.*	7,718
431	Ascena Retail Group, Inc.*	11,861
279	Bally Technologies, Inc.*	10,697
257	Barnes & Noble, Inc.	4,482
190	Bob Evans Farms, Inc.	6,361
687	BorgWarner, Inc.*	45,287
518	Brinker International, Inc.	12,473
378	Career Education Corp.*	2,669
352	Cheesecake Factory, Inc. (The)*	9,983
1,080	Chico’s FAS, Inc.	11,232
380	Collective Brands, Inc.*	5,301
242	Deckers Outdoor Corp.*	26,365
604	Dick’s Sporting Goods, Inc.*	23,743
766	Dollar Tree, Inc.*	62,421
446	DreamWorks Animation SKG, Inc., Class A*	8,282
960	Foot Locker, Inc.	22,646
332	Fossil, Inc.*	29,744
897	Gentex Corp.	26,444
418	Guess?, Inc.	11,754
610	Hanesbrands, Inc.*	15,024
179	International Speedway Corp., Class A	4,403
127	ITT Educational Services, Inc.*	6,980
297	John Wiley & Sons, Inc., Class A	14,286
452	KB Home	3,322
366	Lamar Advertising Co., Class A*	8,890
265	Life Time Fitness, Inc.*	10,794
918	LKQ Corp.*	28,027
184	Matthews International Corp., Class A	6,103
235	MDC Holdings, Inc.	4,195
234	Meredith Corp.	6,786
357	Mohawk Industries, Inc.*	19,478
760	New York Times Co. (The), Class A*	5,533
31	NVR, Inc.*	20,765
1,757	Office Depot, Inc.*	3,953
191	Panera Bread Co., Class A*	27,386
708	PetSmart, Inc.	34,161
434	Polaris Industries, Inc.	26,083
423	PVH Corp.	28,718
626	RadioShack Corp.	7,187
362	Regis Corp.	5,872
387	Rent-A-Center, Inc.	13,913
279	Ryland Group, Inc. (The)	4,196
1,004	Saks, Inc.*	9,558
158	Scholastic Corp.	4,277
364	Scientific Games Corp., Class A*	3,130
1,486	Service Corp. International	15,232
542	Signet Jewelers Ltd.	24,000
423	Sotheby’s	13,286
75	Strayer Education, Inc.	7,295
280	Thor Industries, Inc.	6,776
923	Toll Brothers, Inc.*	18,746
448	Tractor Supply Co.	32,359
362	Tupperware Brands Corp.	21,090
230	Under Armour, Inc., Class A*	18,706
295	Valassis Communications, Inc.*	5,667
254	Warnaco Group, Inc. (The)*	12,875
1,889	Wendy’s Co. (The)	9,369
656	Williams-Sonoma, Inc.	24,777
349	WMS Industries, Inc.*	7,319
		973,523
	Consumer Staples - 0.8%

900	Church & Dwight Co., Inc.	39,825
480	Corn Products International, Inc.	24,955
432	Energizer Holdings, Inc.*	31,225
710	Flowers Foods, Inc.	14,037
807	Green Mountain Coffee Roasters, Inc.*	42,311
483	Hansen Natural Corp.*	44,533
125	Lancaster Colony Corp.	8,800
346	Ralcorp Holdings, Inc.*	28,137
309	Ruddick Corp.	12,314
1,035	Smithfield Foods, Inc.*	25,347
157	Tootsie Roll Industries, Inc.	3,785
146	Universal Corp.	6,917
		282,186
	Energy - 1.3%

1,337	Arch Coal, Inc.	21,913
355	Atwood Oceanics, Inc.*	14,555
298	Bill Barrett Corp.*	11,622
125	CARBO Ceramics, Inc.	17,790
536	Cimarex Energy Co.	35,955
299	Comstock Resources, Inc.*	4,972
473	Dresser-Rand Group, Inc.*	24,629
217	Dril-Quip, Inc.*	15,435
453	Energen Corp.	22,976
401	Exterran Holdings, Inc.*	4,595
716	Forest Oil Corp.*	11,485
664	Helix Energy Solutions Group, Inc.*	11,779
1,317	HollyFrontier Corp.	30,620
396	Northern Oil and Gas, Inc.*	9,698
681	Oceaneering International, Inc.	32,388
322	Oil States International, Inc.*	24,231
573	Patriot Coal Corp.*	5,965
975	Patterson-UTI Energy, Inc.	20,495
884	Plains Exploration & Production Co.*	31,453
752	Quicksilver Resources, Inc.*	6,091
399	SM Energy Co.	31,717
782	Southern Union Co.	32,234
501	Superior Energy Services, Inc.*	14,885
324	Tidewater, Inc.	16,330
260	Unit Corp.*	13,161
		466,974
	Financials - 3.7%

326	Affiliated Managers Group, Inc.*	30,830
388	Alexandria Real Estate Equities, Inc. (REIT)	25,437
437	American Campus Communities, Inc. (REIT)	17,192
492	American Financial Group, Inc./OH	17,712
1,231	Apollo Investment Corp.	8,876
705	Arthur J. Gallagher & Co.	21,841
444	Aspen Insurance Holdings Ltd.	11,775
1,087	Associated Banc-Corp	11,305
525	Astoria Financial Corp.	3,958
455	BancorpSouth, Inc.	4,459
295	Bank of Hawaii Corp.	12,552

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
470	BRE Properties, Inc. (REIT)	$22,870
725	Brown & Brown, Inc.	15,123
446	Camden Property Trust (REIT)	25,748
493	Cathay General Bancorp	6,838
293	City National Corp./CA	12,429
509	Commerce Bancshares, Inc./MO	18,963
450	Corporate Office Properties Trust (REIT)	9,383
650	Cousins Properties, Inc. (REIT)	3,867
384	Cullen/Frost Bankers, Inc.	19,419
1,585	Duke Realty Corp. (REIT)	18,386
934	East West Bancorp, Inc.	18,278
735	Eaton Vance Corp.	17,662
375	Equity One, Inc. (REIT)	6,266
205	Essex Property Trust, Inc. (REIT)	27,234
342	Everest Re Group Ltd.	30,004
394	Federal Realty Investment Trust (REIT)	34,841
1,402	Fidelity National Financial, Inc., Class A	22,250
662	First American Financial Corp.	7,679
1,848	First Niagara Financial Group, Inc.	16,262
685	FirstMerit Corp.	10,008
1,253	Fulton Financial Corp.	11,728
182	Greenhill & Co., Inc.	7,018
532	Hancock Holding Co.	16,245
285	Hanover Insurance Group, Inc. (The)	10,283
689	HCC Insurance Holdings, Inc.	18,520
454	Highwoods Properties, Inc. (REIT)	13,093
296	Home Properties, Inc. (REIT)	16,271
774	Hospitality Properties Trust (REIT)	17,051
335	International Bancshares Corp.	5,990
1,171	Janus Capital Group, Inc.	7,729
924	Jefferies Group, Inc.	10,571
271	Jones Lang LaSalle, Inc.	17,458
314	Kemper Corp.	8,651
725	Liberty Property Trust (REIT)	21,612
828	Macerich Co. (The) (REIT)	41,483
545	Mack-Cali Realty Corp. (REIT)	13,887
227	Mercury General Corp.	10,210
756	MSCI, Inc., Class A*	25,515
2,743	New York Community Bancorp, Inc.	33,026
1,601	Old Republic International Corp.	13,160
647	Omega Healthcare Investors, Inc. (REIT)	11,601
252	Potlatch Corp. (REIT)	8,104
294	Prosperity Bancshares, Inc.	11,757
532	Protective Life Corp.	11,805
642	Raymond James Financial, Inc.	19,138
764	Rayonier, Inc. (REIT)	31,049
794	Realty Income Corp. (REIT)	26,885
563	Regency Centers Corp. (REIT)	20,921
464	Reinsurance Group of America, Inc.	23,896
938	SEI Investments Co.	15,758
1,012	Senior Housing Properties Trust (REIT)	22,173
289	Signature Bank/NY*	16,886
537	SL Green Realty Corp. (REIT)	35,356
279	StanCorp Financial Group, Inc.	9,838
271	SVB Financial Group*	12,748
4,961	Synovus Financial Corp.	7,392
363	Taubman Centers, Inc. (REIT)	22,626
1,002	TCF Financial Corp.	10,080
361	Transatlantic Holdings, Inc.	19,725
401	Trustmark Corp.	8,966
1,375	UDR, Inc. (REIT)	32,312
1,067	Valley National Bancorp	12,591
712	W. R. Berkley Corp.	24,286
540	Waddell & Reed Financial, Inc., Class A	14,677
691	Washington Federal, Inc.	8,990
461	Webster Financial Corp.	9,082
758	Weingarten Realty Investors (REIT)	15,683
179	Westamerica Bancorp.	8,218
		1,301,491
	Health Care - 2.0%

1,179	Allscripts Healthcare Solutions, Inc.*	22,943
312	AMERIGROUP Corp.*	17,837
123	Bio-Rad Laboratories, Inc., Class A*	11,599
313	Catalyst Health Solutions, Inc.*	16,282
322	Charles River Laboratories International, Inc.*	9,129
586	Community Health Systems, Inc.*	11,644
300	Cooper Cos., Inc. (The)	18,378
379	Covance, Inc.*	17,400
731	Endo Pharmaceuticals Holdings, Inc.*	25,022
301	Gen-Probe, Inc.*	18,960
1,594	Health Management Associates, Inc., Class A*	13,103
521	Health Net, Inc.*	16,224
580	Henry Schein, Inc.*	37,317
396	Hill-Rom Holdings, Inc.	12,513
1,644	Hologic, Inc.*	28,951
356	IDEXX Laboratories, Inc.*	26,768
303	LifePoint Hospitals, Inc.*	11,887
556	Lincare Holdings, Inc.	13,177
377	Masimo Corp.	7,789
397	Medicis Pharmaceutical Corp., Class A	12,962
306	MEDNAX, Inc.*	20,624
201	Mettler-Toledo International, Inc.*	32,120
726	Omnicare, Inc.	23,675
399	Owens & Minor, Inc.	12,289
583	Perrigo Co.	57,076
715	Pharmaceutical Product Development, Inc.	23,745
951	ResMed, Inc.*	24,773
371	STERIS Corp.	11,156
234	Techne Corp.	15,793
255	Teleflex, Inc.	15,524
374	Thoratec Corp.*	11,377
325	United Therapeutics Corp.*	13,296
613	Universal Health Services, Inc., Class B	24,655
542	VCA Antech, Inc.*	10,656
1,304	Vertex Pharmaceuticals, Inc.*	37,803
268	WellCare Health Plans, Inc.*	15,664
		700,111
	Industrials - 3.1%

272	Acuity Brands, Inc.	13,668
748	AECOM Technology Corp.*	16,045
605	AGCO Corp.*	27,679
225	Alaska Air Group, Inc.*	15,620
261	Alexander & Baldwin, Inc.	9,889
207	Alliant Techsystems, Inc.	12,180
1,013	AMETEK, Inc.	43,397
648	BE Aerospace, Inc.*	25,240

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
293	Brink’s Co. (The)	$7,214
386	Carlisle Cos., Inc.	17,216
295	Clean Harbors, Inc.*	17,691
348	Con-way, Inc.	9,775
335	Copart, Inc.*	15,052
216	Corporate Executive Board Co. (The)	8,465
624	Corrections Corp. of America*	13,104
306	Crane Co.	14,685
320	Deluxe Corp.	7,315
475	Donaldson Co., Inc.	32,466
192	Esterline Technologies Corp.*	10,343
1,161	Exelis, Inc.	10,379
969	Fortune Brands Home & Security, Inc.*	16,163
260	FTI Consulting, Inc.*	11,151
328	Gardner Denver, Inc.	28,116
293	GATX Corp.	12,508
328	General Cable Corp.*	8,692
381	Graco, Inc.	16,379
218	Granite Construction, Inc.	5,428
506	Harsco Corp.	10,444
365	Herman Miller, Inc.	7,880
282	HNI Corp.	7,388
377	Hubbell, Inc., Class B	24,663
307	Huntington Ingalls Industries, Inc.*	9,747
521	IDEX Corp.	18,996
581	ITT Corp.	11,719
580	J.B. Hunt Transport Services, Inc.	26,518
1,280	JetBlue Airways Corp.*	5,274
690	Kansas City Southern*	46,941
947	KBR, Inc.	27,368
510	Kennametal, Inc.	19,436
349	Kirby Corp.*	22,434
294	Korn/Ferry International*	4,948
299	Landstar System, Inc.	13,835
333	Lennox International, Inc.	11,032
528	Lincoln Electric Holdings, Inc.	20,845
513	Manpower, Inc.	18,791
193	Mine Safety Appliances Co.	6,797
294	MSC Industrial Direct Co., Inc., Class A	20,442
375	Nordson Corp.	17,647
572	Oshkosh Corp.*	11,737
618	Pentair, Inc.	23,503
261	Regal-Beloit Corp.	13,744
405	Rollins, Inc.	8,991
452	Shaw Group, Inc. (The)*	11,219
321	SPX Corp.	20,351
687	Terex Corp.*	10,600
330	Thomas & Betts Corp.*	17,163
528	Timken Co.	22,181
331	Towers Watson & Co., Class A	21,568
503	Trinity Industries, Inc.	14,376
271	Triumph Group, Inc.	16,122
392	United Rentals, Inc.*	11,031
498	URS Corp.*	17,998
645	UTi Worldwide, Inc.	10,036
141	Valmont Industries, Inc.	12,010
709	Waste Connections, Inc.	23,234
178	Watsco, Inc.	11,303
279	Werner Enterprises, Inc.	6,540
302	Westinghouse Air Brake Technologies Corp.	20,612
375	Woodward, Inc.	15,878
		1,099,202
	Information Technology - 3.0%

209	ACI Worldwide, Inc.*	6,287
511	Acxiom Corp.*	6,357
403	ADTRAN, Inc.	13,311
207	Advent Software, Inc.*	5,589
319	Alliance Data Systems Corp.*	32,669
578	ANSYS, Inc.*	35,819
611	AOL, Inc.*	8,762
721	Arrow Electronics, Inc.*	26,360
2,920	Atmel Corp.*	25,900
958	Avnet, Inc.*	28,539
774	Broadridge Financial Solutions, Inc.	17,469
1,687	Cadence Design Systems, Inc.*	18,456
608	Ciena Corp.*	7,363
290	Concur Technologies, Inc.*	13,697
753	Convergys Corp.*	9,729
668	CoreLogic, Inc.*	8,871
727	Cree, Inc.*	18,088
973	Cypress Semiconductor Corp.*	18,555
402	Diebold, Inc.	12,128
234	Digital River, Inc.*	3,742
210	DST Systems, Inc.	9,981
296	Equinix, Inc.*	29,606
288	Factset Research Systems, Inc.	26,850
224	Fair Isaac Corp.	8,147
800	Fairchild Semiconductor International, Inc.*	10,360
606	Gartner, Inc.*	22,925
503	Global Payments, Inc.	22,248
669	Informatica Corp.*	30,075
988	Ingram Micro, Inc., Class A*	17,794
916	Integrated Device Technology, Inc.*	5,313
438	International Rectifier Corp.*	9,211
789	Intersil Corp., Class A	8,387
256	Itron, Inc.*	9,070
542	Jack Henry & Associates, Inc.	18,000
777	Lam Research Corp.*	31,678
528	Lender Processing Services, Inc.	10,011
145	Mantech International Corp., Class A	4,901
585	Mentor Graphics Corp.*	7,453
507	MICROS Systems, Inc.*	23,915
579	National Instruments Corp.	15,228
987	NCR Corp.*	17,262
460	NeuStar, Inc., Class A*	15,520
737	Parametric Technology Corp.*	15,352
274	Plantronics, Inc.	9,442
1,109	Polycom, Inc.*	18,742
650	QLogic Corp.*	9,698
367	Quest Software, Inc.*	6,632
646	Rackspace Hosting, Inc.*	28,023
1,732	RF Micro Devices, Inc.*	10,790
974	Riverbed Technology, Inc.*	25,324
698	Rovi Corp.*	19,369
410	Semtech Corp.*	9,512
264	Silicon Laboratories, Inc.*	11,410
1,167	Skyworks Solutions, Inc.*	19,034
444	Solera Holdings, Inc.	21,010
904	Synopsys, Inc.*	25,285
271	Tech Data Corp.*	13,341
1,019	TIBCO Software, Inc.*	27,920
769	Trimble Navigation Ltd.*	33,128
521	ValueClick, Inc.*	8,055
650	VeriFone Systems, Inc.*	28,502
984	Vishay Intertechnology, Inc.*	9,732

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
338	Zebra Technologies Corp., Class A*	$12,797
		1,034,724
	Materials - 1.3%

576	Albemarle Corp.	31,409
418	Aptargroup, Inc.	21,230
489	Ashland, Inc.	27,198
410	Cabot Corp.	13,604
276	Carpenter Technology Corp.	14,943
724	Commercial Metals Co.	10,121
206	Compass Minerals International, Inc.	15,790
312	Cytec Industries, Inc.	14,714
228	Domtar Corp.	17,905
193	Greif, Inc., Class A	8,998
330	Intrepid Potash, Inc.*	7,643
829	Louisiana-Pacific Corp.*	6,615
286	Martin Marietta Materials, Inc.	22,382
113	Minerals Technologies, Inc.	6,554
68	NewMarket Corp.	13,457
503	Olin Corp.	9,557
626	Packaging Corp. of America	16,282
469	Reliance Steel & Aluminum Co.	23,033
447	Rock-Tenn Co., Class A	26,038
822	RPM International, Inc.	19,399
279	Scotts Miracle-Gro Co. (The), Class A	12,301
314	Sensient Technologies Corp.	11,860
312	Silgan Holdings, Inc.	12,149
626	Sonoco Products Co.	20,332
1,372	Steel Dynamics, Inc.	18,083
682	Temple-Inland, Inc.	21,708
586	Valspar Corp.	21,612
347	Worthington Industries, Inc.	6,104
		451,021
	Telecommunication Services - 0.1%

577	Telephone & Data Systems, Inc.	15,573
946	tw telecom, inc.*	17,776
		33,349
	Utilities - 1.1%

491	AGL Resources, Inc.	20,244
695	Alliant Energy Corp.	29,336
868	Aqua America, Inc.	19,009
565	Atmos Energy Corp.	19,329
247	Black Hills Corp.	8,089
383	Cleco Corp.	13,842
854	Great Plains Energy, Inc.	17,968
601	Hawaiian Electric Industries, Inc.	15,572
311	IDACORP, Inc.	12,748
1,185	MDU Resources Group, Inc.	25,442
519	National Fuel Gas Co.	30,076
649	NSTAR	29,523
1,480	NV Energy, Inc.	22,703
616	OGE Energy Corp.	32,623
500	PNM Resources, Inc.	9,555
1,112	Questar Corp.	21,462
701	UGI Corp.	21,002
512	Vectren Corp.	14,899
726	Westar Energy, Inc.	20,052
322	WGL Holdings, Inc.	13,804
		397,278
	Total Common Stocks
	(Cost $7,125,792)	6,739,859

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$21,701	0.00%, due 12/01/11	21,701
	Total U.S. Government & Agency Security (Cost $21,701)	21,701

	Repurchase Agreements (a)(b) - 50.8%
17,776,617	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $17,776,666	17,776,617
	Total Repurchase Agreements (Cost $17,776,617)	17,776,617

	Total Investment Securities
	(Cost $24,924,110) — 70.1%	24,538,177
	Other assets less liabilities — 29.9%	10,452,926
	Net Assets — 100.0%	$34,991,103

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $17,338,978.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$72,254
Aggregate gross unrealized depreciation	(462,870)
Net unrealized depreciation	$(390,616)
Federal income tax cost of investments	$24,928,793

See accompanying notes to the financial statements.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini S&P MidCap 400 Futures Contracts	66	12/16/11	$5,830,440	$217,851

Cash collateral in the amount of $299,339 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse International, based on the S&P MidCap 400™ Index	$7,524,996	$1,333,795

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the S&P MidCap 400™ Index	4,641,267	712,041

Equity Index Swap Agreement with Deutsche Bank AG, based on the S&P MidCap 400™ Index	43,349,989	(1,364,663)

Equity Index Swap Agreement with Merrill Lynch International, based on the S&P MidCap 400™ Index	5,422,775	850,751

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the S&P MidCap 400™ Index	8,187,054	334,019

Equity Index Swap Agreement with Societe Generale, based on the S&P MidCap 400™ Index	15,966,193	(661,460)

Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400™ Index	7,298,351	230,769

		$1,435,252

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

UltraPro Russell2000

Shares		Value
	Common Stocks (a) - 73.2%
	Consumer Discretionary - 9.5%

1,542	1-800-Flowers.com, Inc., Class A*	$3,732
2,781	99 Cents Only Stores*	60,765
1,106	A.H. Belo Corp., Class A	4,568
4,793	Aeropostale, Inc.*	74,339
1,470	AFC Enterprises, Inc.*	23,079
1,050	Ambassadors Group, Inc.	4,715
3,963	American Axle & Manufacturing Holdings, Inc.*	34,756
2,401	American Greetings Corp., Class A	40,793
1,063	American Public Education, Inc.*	40,734
510	America’s Car-Mart, Inc.*	18,329
1,319	Amerigon, Inc.*	20,682
1,914	Ameristar Casinos, Inc.	33,495
3,090	Ann, Inc.*	72,491
1,610	Arbitron, Inc.	60,552
776	Archipelago Learning, Inc.*	8,148
722	Arctic Cat, Inc.*	14,353
1,733	Asbury Automotive Group, Inc.*	34,175
3,728	Ascena Retail Group, Inc.*	102,595
854	Ascent Capital Group, Inc., Class A*	39,737
1,071	Audiovox Corp., Class A*	7,754
1,724	Barnes & Noble, Inc.	30,067
4,524	Beazer Homes USA, Inc.*	9,727
2,280	bebe stores, inc.	16,781
5,497	Belo Corp., Class A	32,157
789	Benihana, Inc.*	8,071
1,306	Big 5 Sporting Goods Corp.	11,911
71	Biglari Holdings, Inc.*	24,411
1,428	BJ’s Restaurants, Inc.*	68,658
785	Black Diamond, Inc.*	5,974
761	Blue Nile, Inc.*	28,910
310	Blyth, Inc.	20,404
1,799	Bob Evans Farms, Inc.	60,231
699	Body Central Corp.*	14,945
732	Bon-Ton Stores, Inc. (The)	1,925
3,253	Boyd Gaming Corp.*	21,795
1,143	Bravo Brio Restaurant Group, Inc.*	19,694
1,062	Bridgepoint Education, Inc.*	23,364
2,491	Brown Shoe Co., Inc.	20,899
5,286	Brunswick Corp.	98,425
1,600	Buckle, Inc. (The)	63,936
1,087	Buffalo Wild Wings, Inc.*	70,090
988	Build-A-Bear Workshop, Inc.*	7,894
2,566	Cabela’s, Inc.*	60,481
3,824	Callaway Golf Co.	21,606
980	Cambium Learning Group, Inc.*	3,136
859	Capella Education Co.*	29,206
765	Caribou Coffee Co., Inc.*	10,335
749	Carrols Restaurant Group, Inc.*	7,857
2,917	Carter’s, Inc.*	116,009
2,502	Casual Male Retail Group, Inc.*	8,081
1,642	Cato Corp. (The), Class A	42,019
406	Cavco Industries, Inc.*	16,520
1,178	CEC Entertainment, Inc.	39,675
2,174	Central European Media Enterprises Ltd., Class A*	18,327
6,901	Charming Shoppes, Inc.*	26,776
3,429	Cheesecake Factory, Inc. (The)*	97,246
505	Cherokee, Inc.	6,504
1,549	Children’s Place Retail Stores, Inc. (The)*	83,445
2,124	Christopher & Banks Corp.	6,075
747	Churchill Downs, Inc.	36,259
5,518	Cinemark Holdings, Inc.	108,098
889	Citi Trends, Inc.*	7,885
1,860	Coinstar, Inc.*	79,403
4,321	Coldwater Creek, Inc.*	3,731
3,654	Collective Brands, Inc.*	50,973
722	Columbia Sportswear Co.	36,678
860	Conn’s, Inc.*	9,701
3,686	Cooper Tire & Rubber Co.	49,392
676	Core-Mark Holding Co., Inc.	26,067
4,626	Corinthian Colleges, Inc.*	12,166
1,127	Cost Plus, Inc.*	9,117
1,363	Cracker Barrel Old Country Store, Inc.	64,824
5,076	Crocs, Inc.*	78,729
2,070	Crown Media Holdings, Inc., Class A*	3,064
483	CSS Industries, Inc.	10,264
2,237	Cumulus Media, Inc., Class A*	6,800
8,684	Dana Holding Corp.*	108,203
419	Delta Apparel, Inc.*	7,542
5,871	Denny’s Corp.*	19,961
637	Destination Maternity Corp.	9,332
1,628	Digital Generation, Inc.*	18,885
920	DineEquity, Inc.*	43,314
3,455	Domino’s Pizza, Inc.*	113,808
641	Dorman Products, Inc.*	24,794
1,135	Drew Industries, Inc.	24,629
2,023	E.W. Scripps Co. (The), Class A*	17,195
15,972	Eastman Kodak Co.*	17,250
354	Einstein Noah Restaurant Group, Inc.	4,871
1,435	Entercom Communications Corp., Class A*	7,979
2,986	Entravision Communications Corp., Class A*	4,688
1,433	Ethan Allen Interiors, Inc.	29,090
4,595	Exide Technologies*	12,682
3,281	Express, Inc.	74,446
3,076	Finish Line (The), Class A	64,842
525	Fisher Communications, Inc.*	15,698
593	Francesca’s Holdings Corp.*	9,784
2,333	Fred’s, Inc., Class A	31,402
989	Fuel Systems Solutions, Inc.*	17,604
2,490	Furniture Brands International, Inc.*	2,515
980	G-III Apparel Group Ltd.*	18,061
2,116	Gaylord Entertainment Co.*	44,902
261	Geeknet, Inc.*	5,340
1,406	Genesco, Inc.*	83,024
676	Global Sources Ltd.*	4,178
1,357	GNC Holdings, Inc., Class A*	37,005
317	Gordmans Stores, Inc.*	4,073
1,703	Grand Canyon Education, Inc.*	26,311
2,944	Gray Television, Inc.*	5,005
1,427	Group 1 Automotive, Inc.	70,080
2,627	Harte-Hanks, Inc.	23,906
1,115	Haverty Furniture Cos., Inc.	13,480
1,832	Helen of Troy Ltd.*	54,722
1,073	hhgregg, Inc.*	16,996
1,627	Hibbett Sports, Inc.*	74,045
3,722	Hillenbrand, Inc.	84,601
2,655	HOT Topic, Inc.	18,851
3,635	Hovnanian Enterprises, Inc., Class A*	5,125
2,373	HSN, Inc.	84,953
4,330	Iconix Brand Group, Inc.*	74,736
1,217	interCLICK, Inc.*	10,990
1,748	International Speedway Corp., Class A	43,001

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,387	Interval Leisure Group, Inc.*	$33,442
1,411	iRobot Corp.*	44,799
1,213	Isle of Capri Casinos, Inc.*	5,980
2,754	Jack in the Box, Inc.*	56,457
1,615	Jakks Pacific, Inc.	30,830
3,914	Jamba, Inc.*	5,675
287	Johnson Outdoors, Inc., Class A*	4,733
5,192	Jones Group, Inc. (The)	56,333
1,638	JoS. A. Bank Clothiers, Inc.*	80,721
2,563	Journal Communications, Inc., Class A*	10,765
1,542	K12, Inc.*	38,504
4,569	KB Home	33,582
446	Kenneth Cole Productions, Inc., Class A*	4,741
994	Kirkland’s, Inc.*	12,395
1,782	Knology, Inc.*	25,393
3,472	Krispy Kreme Doughnuts, Inc.*	26,109
1,554	K-Swiss, Inc., Class A*	4,413
3,078	La-Z-Boy, Inc.*	30,472
2,461	Leapfrog Enterprises, Inc.*	13,388
1,178	Libbey, Inc.*	14,313
2,510	Life Time Fitness, Inc.*	102,232
552	Lifetime Brands, Inc.	6,580
1,760	LIN TV Corp., Class A*	6,002
1,340	Lincoln Educational Services Corp.	9,849
2,676	Lions Gate Entertainment Corp.*	23,522
1,310	Lithia Motors, Inc., Class A	29,095
8,377	Live Nation Entertainment, Inc.*	72,377
5,616	Liz Claiborne, Inc.*	46,444
1,116	Luby’s, Inc.*	5,413
1,372	Lumber Liquidators Holdings, Inc.*	23,242
1,111	M/I Homes, Inc.*	10,043
705	Mac-Gray Corp.	8,707
1,390	Maidenform Brands, Inc.*	25,632
1,212	Marcus Corp.	14,847
607	Marine Products Corp.*	3,272
1,379	MarineMax, Inc.*	8,784
1,616	Martha Stewart Living Omnimedia, Class A*	4,816
1,752	Matthews International Corp., Class A	58,114
3,427	McClatchy Co. (The), Class A*	4,010
794	McCormick & Schmick’s Seafood Restaurants, Inc.*	6,908
2,226	MDC Holdings, Inc.	39,734
1,488	MDC Partners, Inc., Class A	21,576
3,055	Men’s Wearhouse, Inc. (The)	85,021
2,157	Meredith Corp.	62,553
1,659	Meritage Homes Corp.*	36,199
2,761	Modine Manufacturing Co.*	26,726
529	Monarch Casino & Resort, Inc.*	5,073
1,809	Monro Muffler Brake, Inc.	72,631
1,310	Morgans Hotel Group Co.*	8,135
716	Motorcar Parts of America, Inc.*	5,320
1,026	Movado Group, Inc.	16,139
1,598	Multimedia Games Holding Co., Inc.*	11,825
526	National American University Holdings, Inc.	3,945
3,273	National CineMedia, Inc.	42,680
1,614	New York & Co., Inc.*	4,326
8,141	New York Times Co. (The), Class A*	59,266
650	Nexstar Broadcasting Group, Inc., Class A*	5,168
1,600	Nutrisystem, Inc.	18,624
1,095	O’Charleys, Inc.*	7,052
16,478	Office Depot, Inc.*	37,076
5,105	OfficeMax, Inc.*	23,738
1,242	Orbitz Worldwide, Inc.*	4,372
5,657	Orient-Express Hotels Ltd., Class A*	40,674
852	Outdoor Channel Holdings, Inc.*	5,955
688	Overstock.com, Inc.*	5,683
761	Oxford Industries, Inc.	28,865
1,348	P.F. Chang’s China Bistro, Inc.	40,885
2,817	Pacific Sunwear of California, Inc.*	3,916
1,170	Papa John’s International, Inc.*	44,343
760	Peet’s Coffee & Tea, Inc.*	44,171
2,650	Penske Automotive Group, Inc.	53,769
3,126	PEP Boys-Manny Moe & Jack (The)	35,511
770	Perry Ellis International, Inc.*	11,011
1,284	PetMed Express, Inc.	11,967
5,823	Pier 1 Imports, Inc.*	79,135
3,677	Pinnacle Entertainment, Inc.*	38,866
2,858	Pool Corp.	87,169
7,702	Quiksilver, Inc.*	23,799
511	R.G. Barry Corp.	6,643
591	ReachLocal, Inc.*	4,787
871	Red Lion Hotels Corp.*	6,097
772	Red Robin Gourmet Burgers, Inc.*	20,520
3,430	Regis Corp.	55,635
3,777	Rent-A-Center, Inc.	135,783
563	Rentrak Corp.*	7,910
3,865	Ruby Tuesday, Inc.*	28,330
891	rue21, inc.*	21,420
2,089	Ruth’s Hospitality Group, Inc.*	10,361
2,635	Ryland Group, Inc. (The)	39,630
214	Saga Communications, Inc., Class A*	7,554
6,847	Saks, Inc.*	65,183
1,577	Scholastic Corp.	42,689
955	School Specialty, Inc.*	3,992
3,455	Scientific Games Corp., Class A*	29,713
2,936	Sealy Corp.*	5,843
3,300	Select Comfort Corp.*	61,149
319	Shiloh Industries, Inc.	2,692
543	Shoe Carnival, Inc.*	12,913
3,207	Shuffle Master, Inc.*	35,566
1,769	Shutterfly, Inc.*	47,905
2,994	Sinclair Broadcast Group, Inc., Class A	30,958
2,475	Six Flags Entertainment Corp.	94,050
2,223	Skechers U.S.A., Inc., Class A*	29,922
571	Skullcandy, Inc.*	8,462
408	Skyline Corp.	2,354
3,577	Smith & Wesson Holding Corp.*	11,017
2,388	Sonic Automotive, Inc., Class A	35,271
3,669	Sonic Corp.*	25,903
4,011	Sotheby’s	125,986
1,979	Spartan Motors, Inc.	9,895
701	Speedway Motorsports, Inc.	9,800
1,848	Stage Stores, Inc.	23,174
1,168	Standard Motor Products, Inc.	22,811
6,306	Standard Pacific Corp.*	20,053
1,630	Stein Mart, Inc.	10,709
893	Steiner Leisure Ltd.*	41,971
390	Steinway Musical Instruments, Inc.*	10,585
2,245	Steven Madden Ltd.*	80,057
4,677	Stewart Enterprises, Inc., Class A	29,091
1,569	Stoneridge, Inc.*	12,897
727	Strayer Education, Inc.	70,708

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,121	Sturm Ruger & Co., Inc.	$36,051
792	Summer Infant, Inc.*	5,433
1,390	Superior Industries International, Inc.	22,629
640	Systemax, Inc.*	9,408
4,149	Talbots, Inc.*	8,257
424	Teavana Holdings, Inc.*	8,467
3,589	Tenneco, Inc.*	103,937
3,735	Texas Roadhouse, Inc.	50,012
389	Tower International, Inc.*	4,131
1,217	Town Sports International Holdings, Inc.*	8,848
1,531	True Religion Apparel, Inc.*	53,891
2,558	Tuesday Morning Corp.*	8,288
877	U.S. Auto Parts Network, Inc.*	3,604
826	Unifi, Inc.*	6,443
893	Universal Electronics, Inc.*	14,574
1,268	Universal Technical Institute, Inc.*	16,205
2,139	Vail Resorts, Inc.	95,186
2,916	Valassis Communications, Inc.*	56,016
80	Value Line, Inc.	953
2,430	ValueVision Media, Inc., Class A*	4,617
1,174	Vera Bradley, Inc.*	45,082
1,473	Vitamin Shoppe, Inc.*	54,221
2,612	Warnaco Group, Inc. (The)*	132,402
878	West Marine, Inc.*	8,569
298	Westwood One, Inc., Class A*	1,195
5,374	Wet Seal, Inc. (The), Class A*	18,540
425	Weyco Group, Inc.	10,480
136	Winmark Corp.	7,466
1,730	Winnebago Industries, Inc.*	11,141
2,946	Wolverine World Wide, Inc.	108,531
1,618	World Wrestling Entertainment, Inc., Class A	15,565
1,316	Zagg, Inc.*	15,134
1,908	Zale Corp.*	6,564
1,260	Zumiez, Inc.*	29,648
		8,525,718
	Consumer Staples - 2.6%

210	Alico, Inc.	3,767
5,169	Alliance One International, Inc.*	14,473
1,103	Andersons, Inc. (The)	48,852
67	Arden Group, Inc., Class A	6,465
2,844	B&G Foods, Inc.	63,108
488	Boston Beer Co., Inc. (The), Class A*	48,756
703	Calavo Growers, Inc.	18,672
842	Cal-Maine Foods, Inc.	28,510
2,255	Casey’s General Stores, Inc.	120,372
4,317	Central European Distribution Corp.*	19,815
2,811	Central Garden and Pet Co., Class A*	24,962
614	Chefs’ Warehouse, Inc. (The)*	8,215
2,697	Chiquita Brands International, Inc.*	22,412
271	Coca-Cola Bottling Co. Consolidated	15,176
617	Craft Brewers Alliance, Inc.*	3,980
6,945	Darling International, Inc.*	99,800
1,308	Diamond Foods, Inc.	36,297
2,128	Dole Food Co., Inc.*	17,982
1,452	Elizabeth Arden, Inc.*	54,886
403	Farmer Bros Co.	3,135
1,097	Female Health Co. (The)	4,937
2,168	Fresh Del Monte Produce, Inc.	54,395
1,669	Fresh Market, Inc. (The)*	65,475
148	Griffin Land & Nurseries, Inc.	4,144
2,125	Hain Celestial Group, Inc. (The)*	79,347
536	Harbinger Group, Inc.*	2,519
5,485	Heckmann Corp.*	32,087
727	Imperial Sugar Co.	3,213
749	Ingles Markets, Inc., Class A	11,550
955	Inter Parfums, Inc.	16,369
848	J&J Snack Foods Corp.	43,994
1,111	Lancaster Colony Corp.	78,214
271	Lifeway Foods, Inc.*	2,794
464	Limoneira Co.	7,879
818	Medifast, Inc.*	11,378
714	MGP Ingredients, Inc.	3,563
720	Nash Finch Co.	19,980
664	National Beverage Corp.	11,102
663	Nature’s Sunshine Products, Inc.*	11,709
3,253	Nu Skin Enterprises, Inc., Class A	155,298
546	Nutraceutical International Corp.*	6,388
295	Oil-Dri Corp. of America	6,154
1,150	Omega Protein Corp.*	9,695
1,365	Pantry, Inc. (The)*	16,885
3,003	Pilgrim’s Pride Corp.*	17,237
2,986	Prestige Brands Holdings, Inc.*	29,502
1,055	Pricesmart, Inc.	71,582
872	Primo Water Corp.*	2,677
643	Revlon, Inc., Class A*	9,921
34,985	Rite Aid Corp.*	42,682
2,917	Ruddick Corp.	116,242
1,314	Sanderson Farms, Inc.	67,632
725	Schiff Nutrition International, Inc.*	8,620
550	Seneca Foods Corp., Class A*	12,496
3,532	Smart Balance, Inc.*	18,755
2,805	Snyder’s-Lance, Inc.	59,270
1,340	Spartan Stores, Inc.	24,160
992	Spectrum Brands Holdings, Inc.*	27,796
6,356	Star Scientific, Inc.*	16,780
477	Susser Holdings Corp.*	10,961
1,026	Synutra International, Inc.*	5,817
1,412	Tootsie Roll Industries, Inc.	34,043
2,109	TreeHouse Foods, Inc.*	139,046
2,872	United Natural Foods, Inc.*	110,084
1,373	Universal Corp.	65,053
405	USANA Health Sciences, Inc.*	13,827
2,855	Vector Group Ltd.	51,561
371	Village Super Market, Inc., Class A	11,382
949	WD-40 Co.	39,298
652	Weis Markets, Inc.	26,028
3,313	Winn-Dixie Stores, Inc.*	18,321
		2,369,477
	Energy - 5.1%

4,885	Abraxas Petroleum Corp.*	17,635
673	Alon USA Energy, Inc.	5,754
1,047	Amyris, Inc.*	11,800
542	Apco Oil and Gas International, Inc.	43,062
1,332	Approach Resources, Inc.*	41,665
2,644	ATP Oil & Gas Corp.*	19,407
1,431	Basic Energy Services, Inc.*	26,960
3,060	Berry Petroleum Co., Class A	134,273
2,801	Bill Barrett Corp.*	109,239
6,062	BPZ Resources, Inc.*	19,338
2,156	Bristow Group, Inc.	99,305
707	C&J Energy Services, Inc.*	13,885
5,664	Cal Dive International, Inc.*	13,367
2,321	Callon Petroleum Co.*	12,464
3,483	CAMAC Energy, Inc.*	3,483
2,312	Carrizo Oil & Gas, Inc.*	65,799

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,916	Cheniere Energy, Inc.*	$49,652
349	Clayton Williams Energy, Inc.*	25,812
2,942	Clean Energy Fuels Corp.*	38,540
3,620	Cloud Peak Energy, Inc.*	77,359
4,684	Complete Production Services, Inc.*	163,331
2,826	Comstock Resources, Inc.*	46,996
725	Contango Oil & Gas Co.*	45,675
1,296	Crimson Exploration, Inc.*	3,758
2,410	Crosstex Energy, Inc.	28,848
5,211	CVR Energy, Inc.*	94,840
469	Dawson Geophysical Co.*	16,359
844	Delek U.S. Holdings, Inc.	9,276
3,826	DHT Holdings, Inc.	3,137
2,040	Dril-Quip, Inc.*	145,105
2,206	Endeavour International Corp.*	15,243
1,719	Energy Partners Ltd.*	23,757
4,472	Energy XXI Bermuda Ltd.*	140,600
954	Evolution Petroleum Corp.*	6,964
3,796	Exterran Holdings, Inc.*	43,502
3,060	Frontline Ltd.	9,486
3,107	FX Energy, Inc.*	14,820
3,448	Gastar Exploration Ltd.*	11,034
634	Geokinetics, Inc.*	1,610
1,191	GeoResources, Inc.*	33,955
352	Gevo, Inc.*	2,165
1,075	Global Geophysical Services, Inc.*	7,482
6,010	Global Industries Ltd.*	47,960
3,561	GMX Resources, Inc.*	4,701
2,366	Golar LNG Ltd.	103,158
1,538	Goodrich Petroleum Corp.*	22,424
1,230	Green Plains Renewable Energy, Inc.*	12,964
851	Gulf Island Fabrication, Inc.	24,194
1,411	GulfMark Offshore, Inc., Class A*	63,255
2,479	Gulfport Energy Corp.*	78,708
265	Hallador Energy Co.	2,605
2,016	Harvest Natural Resources, Inc.*	18,446
6,293	Helix Energy Solutions Group, Inc.*	111,638
6,837	Hercules Offshore, Inc.*	26,596
1,357	Hornbeck Offshore Services, Inc.*	45,785
981	Houston American Energy Corp.	13,744
9,235	Hyperdynamics Corp.*	33,985
7,797	ION Geophysical Corp.*	45,301
64	Isramco, Inc.*	5,231
2,110	James River Coal Co.*	17,492
7,406	Key Energy Services, Inc.*	111,831
640	KiOR, Inc., Class A*	11,251
1,306	Knightsbridge Tankers Ltd.	20,361
12,424	Kodiak Oil & Gas Corp.*	110,325
1,324	L&L Energy, Inc.*	3,866
1,807	Lufkin Industries, Inc.	126,635
6,611	Magnum Hunter Resources Corp.*	31,799
1,569	Matrix Service Co.*	14,686
5,831	McMoRan Exploration Co.*	93,179
1,843	Miller Energy Resources, Inc.*	5,621
714	Mitcham Industries, Inc.*	10,453
726	Natural Gas Services Group, Inc.*	9,953
5,366	Newpark Resources, Inc.*	48,079
2,802	Nordic American Tankers Ltd.	35,109
3,748	Northern Oil and Gas, Inc.*	91,788
3,534	Oasis Petroleum, Inc.*	107,681
1,580	Overseas Shipholding Group, Inc.	16,669
259	OYO Geospace Corp.*	23,564
416	Panhandle Oil and Gas, Inc., Class A	14,032
6,925	Parker Drilling Co.*	48,198
5,421	Patriot Coal Corp.*	56,433
2,710	Penn Virginia Corp.	14,363
1,394	Petroleum Development Corp.*	46,769
3,326	Petroquest Energy, Inc.*	22,850
775	PHI, Inc. (Non-Voting)*	18,538
3,658	Pioneer Drilling Co.*	40,165
13,229	Rentech, Inc.*	19,711
2,740	Resolute Energy Corp.*	37,127
366	REX American Resources Corp.*	6,727
2,070	Rex Energy Corp.*	33,430
347	RigNet, Inc.*	5,712
3,145	Rosetta Resources, Inc.*	170,899
1,477	Scorpio Tankers, Inc.*	9,837
2,464	SemGroup Corp., Class A*	69,362
2,673	Ship Finance International Ltd.	26,757
651	Solazyme, Inc.*	7,597
2,908	Stone Energy Corp.*	82,267
2,518	Swift Energy Co.*	74,004
5,240	Syntroleum Corp.*	5,188
976	Targa Resources Corp.	33,740
2,516	Teekay Tankers Ltd., Class A	9,561
1,793	Tesco Corp.*	23,901
4,560	Tetra Technologies, Inc.*	41,861
2,550	Triangle Petroleum Corp.*	14,662
899	Union Drilling, Inc.*	6,581
3,832	Uranerz Energy Corp.*	7,396
4,467	Uranium Energy Corp.*	13,624
5,545	Uranium Resources, Inc.*	5,767
6,142	Ur-Energy, Inc.*	6,695
6,890	USEC, Inc.*	9,715
3,038	Vaalco Energy, Inc.*	19,139
10,369	Vantage Drilling Co.*	12,443
1,754	Venoco, Inc.*	16,347
2,787	Voyager Oil & Gas, Inc.*	7,107
2,069	W&T Offshore, Inc.	41,421
4,240	Warren Resources, Inc.*	12,084
3,133	Western Refining, Inc.*	37,251
587	Westmoreland Coal Co.*	6,017
2,319	Willbros Group, Inc.*	8,975
4,205	World Fuel Services Corp.	180,268
1,803	Zion Oil & Gas, Inc.*	4,742
		4,577,042
	Financials - 15.9%

903	1st Source Corp.	22,674
1,616	1st United Bancorp, Inc./FL*	8,904
2,392	Acadia Realty Trust (REIT)	46,835
3,271	Advance America Cash Advance Centers, Inc.	27,869
373	AG Mortgage Investment Trust, Inc.	6,695
585	Agree Realty Corp. (REIT)	14,268
121	Alexander’s, Inc. (REIT)	47,990
283	Alliance Financial Corp./NY	8,388
5,385	Alterra Capital Holdings Ltd.	123,586
1,914	American Assets Trust, Inc. (REIT)	39,505
4,033	American Campus Communities, Inc. (REIT)	158,658
475	American Capital Mortgage Investment Corp.	8,460
3,533	American Equity Investment Life Holding Co.	39,075
618	American Safety Insurance Holdings Ltd.*	13,596
1,412	Ameris Bancorp*	14,120
1,093	AMERISAFE, Inc.*	25,620
492	Ames National Corp.	7,966
1,430	AmTrust Financial Services, Inc.	37,909

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
7,511	Anworth Mortgage Asset Corp. (REIT)	$47,545
1,220	Apollo Commercial Real Estate Finance, Inc. (REIT)	16,592
11,630	Apollo Investment Corp.	83,852
592	Apollo Residential Mortgage, Inc.*	8,732
1,629	Argo Group International Holdings Ltd.	47,730
382	Arlington Asset Investment Corp., Class A	7,617
4,545	ARMOUR Residential REIT, Inc. (REIT)	32,451
603	Arrow Financial Corp.	14,267
1,857	Artio Global Investors, Inc.	10,882
3,098	Ashford Hospitality Trust, Inc. (REIT)	24,660
2,461	Associated Estates Realty Corp. (REIT)	39,721
5,163	Astoria Financial Corp.	38,929
530	Avatar Holdings, Inc.*	3,148
496	Baldwin & Lyons, Inc., Class B	10,912
399	Bancfirst Corp.	14,815
1,652	Banco Latinoamericano de Comercio Exterior S.A., Class E	27,027
221	Bancorp Rhode Island, Inc.	9,560
1,736	Bancorp, Inc. (The)/DE*	13,888
4,958	BancorpSouth, Inc.	48,588
2,730	Bank Mutual Corp.	9,227
342	Bank of Kentucky Financial Corp.	7,237
316	Bank of Marin Bancorp	11,667
1,665	Bank of the Ozarks, Inc.	47,203
1,250	BankFinancial Corp.	7,025
981	Banner Corp.	15,873
1,974	Beneficial Mutual Bancorp, Inc.*	17,253
1,231	Berkshire Hills Bancorp, Inc.	24,522
4,486	BGC Partners, Inc., Class A	28,352
7,791	BioMed Realty Trust, Inc. (REIT)	138,758
4,334	BlackRock Kelso Capital Corp.	37,706
526	BofI Holding, Inc.*	8,458
4,571	Boston Private Financial Holdings, Inc.	35,517
399	Bridge Bancorp, Inc.	7,705
543	Bridge Capital Holdings*	5,631
3,507	Brookline Bancorp, Inc.	28,196
643	Bryn Mawr Bank Corp.	11,902
1,126	Calamos Asset Management, Inc., Class A	13,321
120	California First National Bancorp	1,902
457	Camden National Corp.	13,545
1,818	Campus Crest Communities, Inc. (REIT)	18,325
680	Cape Bancorp, Inc.*	4,964
831	Capital Bank Corp.*	1,637
678	Capital City Bank Group, Inc.	7,126
174	Capital Southwest Corp.	14,961
4,040	CapLease, Inc. (REIT)	16,766
5,010	Capstead Mortgage Corp. (REIT)	62,525
1,718	Cardinal Financial Corp.	18,365
356	Cascade Bancorp*	1,463
1,746	Cash America International, Inc.	86,794
4,669	Cathay General Bancorp	64,759
8,808	CBL & Associates Properties, Inc. (REIT)	125,866
3,330	Cedar Realty Trust, Inc. (REIT)	11,122
717	Center Bancorp, Inc.	7,141
1,782	CenterState Banks, Inc.	10,050
910	Central Pacific Financial Corp.*	12,121
204	Century Bancorp, Inc./MA, Class A	5,702
405	Charter Financial Corp./GA	4,196
821	Chatham Lodging Trust (REIT)	8,793
1,630	Chemical Financial Corp.	33,513
1,909	Chesapeake Lodging Trust (REIT)	30,353
703	CIFC Corp.*	3,930
724	Citizens & Northern Corp.	12,315
2,249	Citizens, Inc./TX*	19,386
904	City Holding Co.	29,434
507	Clifton Savings Bancorp, Inc.	5,136
729	CNB Financial Corp./PA	11,518
13,165	CNO Financial Group, Inc.*	83,203
1,929	CoBiz Financial, Inc.	10,282
2,646	Cogdell Spencer, Inc. (REIT)	9,923
1,054	Cohen & Steers, Inc.	28,690
4,955	Colonial Properties Trust (REIT)	98,307
1,953	Colony Financial, Inc. (REIT)	28,904
2,344	Columbia Banking System, Inc.	42,192
2,184	Community Bank System, Inc.	57,701
822	Community Trust Bancorp, Inc.	23,172
2,395	Compass Diversified Holdings	30,704
249	Consolidated-Tomoka Land Co.	6,571
1,179	Coresite Realty Corp. (REIT)	19,748
5,412	Cousins Properties, Inc. (REIT)	32,201
3,970	Cowen Group, Inc., Class A*	9,766
1,531	Crawford & Co., Class B	9,661
397	Credit Acceptance Corp.*	32,558
3,393	CreXus Investment Corp. (REIT)	33,116
5,902	CubeSmart (REIT)	58,843
5,304	CVB Financial Corp.	52,138
4,902	CYS Investments, Inc. (REIT)	64,363
14,584	DCT Industrial Trust, Inc. (REIT)	70,149
2,867	Delphi Financial Group, Inc., Class A	78,843
2,580	DFC Global Corp.*	46,827
151	Diamond Hill Investment Group, Inc.*	11,382
9,936	DiamondRock Hospitality Co. (REIT)	87,238
1,849	Dime Community Bancshares, Inc.	21,892
460	Donegal Group, Inc., Class A	6,279
7,556	Doral Financial Corp.*	6,423
1,803	Duff & Phelps Corp., Class A	26,648
3,491	DuPont Fabros Technology, Inc. (REIT)	78,652
2,392	Dynex Capital, Inc. (REIT)	21,289
995	Eagle Bancorp, Inc.*	14,766
1,605	EastGroup Properties, Inc. (REIT)	68,325
1,201	Edelman Financial Group, Inc.	8,167
4,288	Education Realty Trust, Inc. (REIT)	39,964
1,270	eHealth, Inc.*	19,266
272	EMC Insurance Group, Inc.	5,571
2,290	Employers Holdings, Inc.	39,777
501	Encore Bancshares, Inc.*	6,045
957	Encore Capital Group, Inc.*	20,863
409	Enstar Group Ltd.*	41,354
345	Enterprise Bancorp, Inc./MA	4,982
943	Enterprise Financial Services Corp.	13,617
2,769	Entertainment Properties Trust (REIT)	123,774
876	Epoch Holding Corp.	21,313
1,827	Equity Lifestyle Properties, Inc. (REIT)	112,963
3,186	Equity One, Inc. (REIT)	53,238
738	ESB Financial Corp.	9,933
673	ESSA Bancorp, Inc.	7,477
1,247	Evercore Partners, Inc., Class A	34,529

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,836	Excel Trust, Inc. (REIT)	$20,178
5,574	Extra Space Storage, Inc. (REIT)	134,333
2,785	EZCORP, Inc., Class A*	81,016
760	FBL Financial Group, Inc., Class A	25,825
2,999	FBR & Co.*	5,668
584	Federal Agricultural Mortgage Corp., Class C	9,922
7,388	FelCor Lodging Trust, Inc. (REIT)*	19,430
319	Fidus Investment Corp.	3,988
4,296	Fifth Street Finance Corp.	42,015
2,272	Financial Engines, Inc.*	49,916
819	Financial Institutions, Inc.	13,636
6,243	First American Financial Corp.	72,419
520	First Bancorp, Inc./ME	7,550
897	First Bancorp/NC	10,567
4,575	First Busey Corp.	24,065
1,858	First Cash Financial Services, Inc.*	67,445
6,227	First Commonwealth Financial Corp.	28,956
943	First Community Bancshares, Inc./VA	11,693
1,063	First Connecticut Bancorp, Inc.*	13,447
578	First Defiance Financial Corp.	8,433
3,458	First Financial Bancorp	54,913
1,866	First Financial Bankshares, Inc.	61,578
661	First Financial Corp./IN	22,005
981	First Financial Holdings, Inc.	8,015
5,141	First Industrial Realty Trust, Inc. (REIT)*	48,840
935	First Interstate BancSystem, Inc.	11,014
3,273	First Marblehead Corp. (The)*	3,699
1,523	First Merchants Corp.	12,336
4,425	First Midwest Bancorp, Inc./IL	42,038
455	First of Long Island Corp. (The)	11,807
602	First Pactrust Bancorp, Inc.	6,863
2,970	First Potomac Realty Trust (REIT)	37,808
6,484	FirstMerit Corp.	94,731
11,609	Flagstar Bancorp, Inc.*	6,037
3,111	Flagstone Reinsurance Holdings S.A.	25,448
1,864	Flushing Financial Corp.	24,120
7,532	FNB Corp./PA	80,291
2,101	Forestar Group, Inc.*	31,935
347	Fortegra Financial Corp.*	2,013
863	Fox Chase Bancorp, Inc.	10,969
824	Franklin Financial Corp./VA*	9,015
4,191	Franklin Street Properties Corp. (REIT)	45,724
1,027	FXCM, Inc., Class A	10,352
442	Gain Capital Holdings, Inc.*	2,948
404	GAMCO Investors, Inc., Class A	19,073
749	German American Bancorp, Inc.	13,467
1,533	Getty Realty Corp. (REIT)	24,528
4,193	GFI Group, Inc.	17,820
4,269	Glacier Bancorp, Inc.	51,271
1,248	Gladstone Capital Corp.	9,360
650	Gladstone Commercial Corp. (REIT)	11,115
1,311	Gladstone Investment Corp.	9,872
4,677	Gleacher & Co., Inc.*	6,033
6,361	Glimcher Realty Trust (REIT)	55,341
804	Global Indemnity plc*	15,147
608	Golub Capital BDC, Inc.	9,728
2,100	Government Properties Income Trust (REIT)	45,675
604	Great Southern Bancorp, Inc.	12,895
1,663	Greenlight Capital Re Ltd., Class A*	39,646
717	Hallmark Financial Services*	5,700
583	Hampton Roads Bankshares, Inc.*	1,813
4,530	Hancock Holding Co.	138,324
8,980	Hanmi Financial Corp.*	7,861
724	Harleysville Group, Inc.	42,694
1,841	Harris & Harris Group, Inc.*	6,591
4,437	Hatteras Financial Corp. (REIT)	118,912
4,621	Healthcare Realty Trust, Inc. (REIT)	81,422
789	Heartland Financial USA, Inc.	12,159
2,600	Hercules Technology Growth Capital, Inc.	24,544
1,239	Heritage Commerce Corp.*	6,195
929	Heritage Financial Corp./WA	11,464
8,357	Hersha Hospitality Trust (REIT)	35,935
1,723	HFF, Inc., Class A*	19,332
4,281	Highwoods Properties, Inc. (REIT)	123,464
2,364	Hilltop Holdings, Inc.*	20,023
1,332	Home Bancshares, Inc./AR	33,114
983	Home Federal Bancorp, Inc./ID	10,557
2,851	Home Properties, Inc. (REIT)	156,719
2,366	Horace Mann Educators Corp.	28,889
1,309	Hudson Pacific Properties, Inc. (REIT)	16,808
928	Hudson Valley Holding Corp.	18,875
1,753	Iberiabank Corp.	87,334
2,201	ICG Group, Inc.*	18,951
1,045	Imperial Holdings, Inc.*	1,975
437	Independence Holding Co.	3,719
1,272	Independent Bank Corp./MA	33,250
735	Infinity Property & Casualty Corp.	42,211
4,578	Inland Real Estate Corp. (REIT)	33,969
3,146	International Bancshares Corp.	56,250
787	INTL FCStone, Inc.*	19,588
6,850	Invesco Mortgage Capital, Inc. (REIT)	108,025
2,449	Investment Technology Group, Inc.*	26,082
2,749	Investors Bancorp, Inc.*	37,634
4,766	Investors Real Estate Trust (REIT)	33,457
5,489	iStar Financial, Inc. (REIT)*	30,519
900	JMP Group, Inc.	6,381
254	Kansas City Life Insurance Co.	8,189
2,145	KBW, Inc.	29,236
790	Kearny Financial Corp.	7,774
1,413	Kennedy-Wilson Holdings, Inc.	15,628
3,468	Kilroy Realty Corp. (REIT)	125,160
3,306	Kite Realty Group Trust (REIT)	13,951
5,958	Knight Capital Group, Inc., Class A*	75,250
1,142	Kohlberg Capital Corp.	7,206
6,317	Ladenburg Thalmann Financial Services, Inc.*	14,845
1,286	Lakeland Bancorp, Inc.	11,124
961	Lakeland Financial Corp.	23,564
5,050	LaSalle Hotel Properties (REIT)	118,221
7,108	Lexington Realty Trust (REIT)	53,879
1,801	LTC Properties, Inc. (REIT)	51,779
3,000	Maiden Holdings Ltd.	26,100
1,363	Main Street Capital Corp.	26,592
1,195	MainSource Financial Group, Inc.	9,895
1,704	MarketAxess Holdings, Inc.	49,314
514	Marlin Business Services Corp.	6,682
3,231	MB Financial, Inc.	54,862
4,574	MCG Capital Corp.	20,217

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,163	Meadowbrook Insurance Group, Inc.	$32,263
873	Medallion Financial Corp.	10,266
6,631	Medical Properties Trust, Inc. (REIT)	63,392
660	Medley Capital Corp.	6,323
286	Merchants Bancshares, Inc.	8,208
521	Meridian Interstate Bancorp, Inc.*	6,419
822	Metro Bancorp, Inc.*	6,962
21,138	MFA Financial, Inc. (REIT)	145,429
11,139	MGIC Investment Corp.*	32,080
2,178	Mid-America Apartment Communities, Inc. (REIT)	124,843
455	MidSouth Bancorp, Inc.	5,806
1,051	Mission West Properties, Inc. (REIT)	8,061
2,101	Monmouth Real Estate Investment Corp., Class A (REIT)	17,838
3,701	Montpelier Re Holdings Ltd.	62,991
2,912	MPG Office Trust, Inc. (REIT)*	6,028
1,423	MVC Capital, Inc.	18,257
3,906	Nara Bancorp, Inc.*	36,599
412	National Bankshares, Inc.	11,268
2,616	National Financial Partners Corp.*	36,101
1,447	National Health Investors, Inc. (REIT)	61,223
409	National Interstate Corp.	9,542
7,346	National Penn Bancshares, Inc.	61,192
5,661	National Retail Properties, Inc. (REIT)	149,790
129	National Western Life Insurance Co., Class A	18,710
691	Navigators Group, Inc. (The)*	32,263
2,044	NBT Bancorp, Inc.	43,537
1,532	Nelnet, Inc., Class A	35,098
1,764	Netspend Holdings, Inc.*	11,131
433	New Mountain Finance Corp.	5,716
6,243	Newcastle Investment Corp. (REIT)	27,781
1,621	NewStar Financial, Inc.*	16,032
1,284	NGP Capital Resources Co.	9,527
578	Nicholas Financial, Inc.	6,404
1,013	Northfield Bancorp, Inc.	14,537
5,691	NorthStar Realty Finance Corp. (REIT)	24,984
6,299	Northwest Bancshares, Inc.	78,234
871	OceanFirst Financial Corp.	11,314
4,422	Ocwen Financial Corp.*	58,238
5,625	Old National Bancorp/IN	63,113
6,034	Omega Healthcare Investors, Inc. (REIT)	108,190
703	OmniAmerican Bancorp, Inc.*	10,404
659	One Liberty Properties, Inc. (REIT)	10,722
1,316	OneBeacon Insurance Group Ltd., Class A	20,227
612	Oppenheimer Holdings Inc., Class A	9,462
2,688	Oriental Financial Group, Inc.	29,514
3,033	Oritani Financial Corp.	39,459
414	Orrstown Financial Services, Inc.	3,577
243	Pacific Capital Bancorp NA*	6,282
1,095	Pacific Continental Corp.	10,370
1,797	PacWest Bancorp	33,568
764	Park National Corp.	46,528
1,728	Park Sterling Corp.*	6,722
1,305	Parkway Properties, Inc./MD (REIT)	13,194
3,021	Pebblebrook Hotel Trust (REIT)	55,949
2,705	PennantPark Investment Corp.	28,673
227	Penns Woods Bancorp, Inc.	8,705
3,305	Pennsylvania Real Estate Investment Trust (REIT)	30,836
1,649	PennyMac Mortgage Investment Trust (REIT)	26,582
628	Peoples Bancorp, Inc./OH	8,082
3,339	PHH Corp.*	51,287
6,904	Phoenix Cos., Inc. (The)*	12,496
1,346	PICO Holdings, Inc.*	29,800
2,027	Pinnacle Financial Partners, Inc.*	30,385
939	Piper Jaffray Cos.*	19,437
2,212	Platinum Underwriters Holdings Ltd.	76,159
1,016	Portfolio Recovery Associates, Inc.*	70,480
2,958	Post Properties, Inc. (REIT)	118,290
2,383	Potlatch Corp. (REIT)	76,637
1,287	Presidential Life Corp.	13,153
2,018	Primerica, Inc.	46,333
1,493	Primus Guaranty Ltd.*	8,719
3,564	PrivateBancorp, Inc.	34,214
1,815	ProAssurance Corp.	144,492
6,501	Prospect Capital Corp.	60,329
2,783	Prosperity Bancshares, Inc.	111,292
3,589	Provident Financial Services, Inc.	46,980
2,259	Provident New York Bancorp	15,745
1,104	PS Business Parks, Inc. (REIT)	58,181
517	Pzena Investment Management, Inc., Class A	2,544
7,901	Radian Group, Inc.	17,066
2,259	RAIT Financial Trust (REIT)	10,075
2,288	Ramco-Gershenson Properties Trust (REIT)	19,425
4,661	Redwood Trust, Inc. (REIT)	48,148
1,487	Renasant Corp.	22,037
587	Republic Bancorp, Inc./KY, Class A	12,444
4,230	Resource Capital Corp. (REIT)	22,546
2,499	Retail Opportunity Investments Corp. (REIT)	29,438
1,081	RLI Corp.	76,610
1,634	RLJ Lodging Trust (REIT)	26,144
1,751	Rockville Financial, Inc.	17,773
444	Roma Financial Corp.	4,404
1,664	S&T Bancorp, Inc.	30,717
715	S.Y. Bancorp, Inc.	15,187
2,188	Sabra Health Care REIT, Inc. (REIT)	23,193
1,226	Safeguard Scientifics, Inc.*	20,658
750	Safety Insurance Group, Inc.	31,380
1,430	Sandy Spring Bancorp, Inc.	24,753
436	Saul Centers, Inc. (REIT)	15,221
830	SCBT Financial Corp.	23,638
1,188	SeaBright Holdings, Inc.	8,138
4,303	Seacoast Banking Corp. of Florida*	6,411
3,207	Selective Insurance Group, Inc.	52,851
705	Sierra Bancorp	7,128
2,734	Signature Bank/NY*	159,748
1,028	Simmons First National Corp., Class A	27,242
2,167	Solar Capital Ltd.	49,884
461	Solar Senior Capital Ltd.	7,261
977	Southside Bancshares, Inc.	21,191
1,154	Southwest Bancorp, Inc./OK*	5,689
1,643	Sovran Self Storage, Inc. (REIT)	68,415
942	STAG Industrial, Inc. (REIT)	9,882
5,532	Starwood Property Trust, Inc. (REIT)	98,691

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
870	State Auto Financial Corp.	$10,370
899	State Bancorp, Inc./NY	10,509
1,877	State Bank Financial Corp.*	28,174
1,364	StellarOne Corp.	16,723
1,835	Sterling Bancorp/NY	16,020
1,592	Sterling Financial Corp./WA*	25,281
1,079	Stewart Information Services Corp.	11,383
3,190	Stifel Financial Corp.*	101,123
10,376	Strategic Hotels & Resorts, Inc. (REIT)*	52,088
578	Suffolk Bancorp	5,052
1,621	Summit Hotel Properties, Inc. (REIT)	13,649
2,233	Sun Bancorp, Inc./NJ*	5,761
1,260	Sun Communities, Inc. (REIT)	45,032
7,015	Sunstone Hotel Investors, Inc. (REIT)*	53,454
9,303	Susquehanna Bancshares, Inc.	73,680
2,548	SVB Financial Group*	119,858
1,731	SWS Group, Inc.	11,113
4,011	Symetra Financial Corp.	37,864
5,100	Tanger Factory Outlet Centers (REIT)	144,585
643	Taylor Capital Group, Inc.*	5,504
845	Tejon Ranch Co.*	20,846
552	Terreno Realty Corp. (REIT)	7,066
710	Territorial Bancorp, Inc.	13,987
2,210	Texas Capital Bancshares, Inc.*	63,781
551	THL Credit, Inc.	6,612
1,916	TICC Capital Corp.	17,014
484	Tompkins Financial Corp.	19,408
622	Tower Bancorp, Inc.	16,974
2,188	Tower Group, Inc.	45,926
1,445	TowneBank/VA	17,961
1,313	Triangle Capital Corp.	23,778
834	Trico Bancshares	12,318
5,522	TrustCo Bank Corp NY	29,101
3,799	Trustmark Corp.	84,946
8,345	Two Harbors Investment Corp. (REIT)	78,109
1,899	UMB Financial Corp.	67,794
684	UMH Properties, Inc. (REIT)	6,300
6,804	Umpqua Holdings Corp.	85,050
1,201	Union First Market Bankshares Corp.	15,721
2,980	United Bankshares, Inc.	79,626
2,467	United Community Banks, Inc./GA*	17,170
956	United Financial Bancorp, Inc.	16,128
1,277	United Fire & Casualty Co.	25,016
704	Universal Health Realty Income Trust (REIT)	25,985
1,113	Universal Insurance Holdings, Inc.	3,851
995	Univest Corp. of Pennsylvania	15,044
1,367	Urstadt Biddle Properties, Inc., Class A (REIT)	23,061
2,068	ViewPoint Financial Group	26,553
1,390	Virginia Commerce Bancorp, Inc.*	9,285
324	Virtus Investment Partners, Inc.*	24,588
637	Walker & Dunlop, Inc.*	8,090
1,534	Walter Investment Management Corp.	34,300
909	Washington Banking Co.	10,244
3,916	Washington Real Estate Investment Trust (REIT)	106,554
846	Washington Trust Bancorp, Inc.	20,143
4,277	Webster Financial Corp.	84,257
1,371	WesBanco, Inc.	26,926
924	West Bancorp., Inc.	8,917
1,144	West Coast Bancorp/OR*	18,590
1,713	Westamerica Bancorp.	78,644
4,117	Western Alliance Bancorp.*	25,896
1,664	Westfield Financial, Inc.	12,147
370	Westwood Holdings Group, Inc.	14,071
445	Whitestone REIT, Class B (REIT)	5,318
3,653	Wilshire Bancorp, Inc.*	11,690
1,704	Winthrop Realty Trust (REIT)	15,915
2,074	Wintrust Financial Corp.	57,636
894	World Acceptance Corp.*	61,346
382	WSFS Financial Corp.	13,958
		14,177,815
	Health Care - 9.2%

1,337	Abaxis, Inc.*	36,995
1,880	Abiomed, Inc.*	37,863
2,377	Accretive Health, Inc.*	54,861
4,060	Accuray, Inc.*	16,281
2,817	Achillion Pharmaceuticals, Inc.*	18,733
2,343	Acorda Therapeutics, Inc.*	54,240
638	Acura Pharmaceuticals, Inc.*	2,361
543	Aegerion Pharmaceuticals, Inc.*	8,704
2,099	Affymax, Inc.*	11,062
4,186	Affymetrix, Inc.*	18,921
673	Air Methods Corp.*	54,325
3,330	Akorn, Inc.*	35,831
1,307	Albany Molecular Research, Inc.*	2,993
3,639	Align Technology, Inc.*	89,155
666	Alimera Sciences, Inc.*	879
5,660	Alkermes plc*	86,541
1,454	Alliance HealthCare Services, Inc.*	1,774
4,677	Allos Therapeutics, Inc.*	6,220
488	Almost Family, Inc.*	7,305
2,185	Alnylam Pharmaceuticals, Inc.*	15,513
3,200	Alphatec Holdings, Inc.*	6,528
1,256	AMAG Pharmaceuticals, Inc.*	22,357
1,750	Amedisys, Inc.*	20,772
918	American Dental Partners, Inc.*	17,295
935	Amicus Therapeutics, Inc.*	2,674
2,349	AMN Healthcare Services, Inc.*	10,782
1,177	Ampio Pharmaceuticals, Inc.*	8,545
1,856	Amsurg Corp.*	48,404
644	Anacor Pharmaceuticals, Inc.*	3,239
746	Analogic Corp.	41,783
1,483	AngioDynamics, Inc.*	22,423
5,206	Antares Pharma, Inc.*	13,640
1,249	Anthera Pharmaceuticals, Inc.*	7,269
995	Ardea Biosciences, Inc.*	18,587
8,661	Arena Pharmaceuticals, Inc.*	13,684
7,837	Ariad Pharmaceuticals, Inc.*	94,749
3,168	Arqule, Inc.*	17,772
3,386	Array Biopharma, Inc.*	7,144
1,623	ArthroCare Corp.*	48,382
1,161	Assisted Living Concepts, Inc., Class A	15,952
3,346	Astex Pharmaceuticals, Inc.*	5,052
2,070	athenahealth, Inc.*	122,958
834	AtriCure, Inc.*	8,457
93	Atrion Corp.	22,582
2,841	Auxilium Pharmaceuticals, Inc.*	49,519
7,367	AVANIR Pharmaceuticals, Inc., Class A*	18,123
1,859	AVEO Pharmaceuticals, Inc.*	31,417
8,047	AVI BioPharma, Inc.*	5,874

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,325	Bacterin International Holdings, Inc.*	$2,994
457	BG Medicine, Inc.*	2,120
1,715	BioCryst Pharmaceuticals, Inc.*	4,939
1,818	Biolase Technology, Inc.*	5,290
1,140	BioMimetic Therapeutics, Inc.*	3,580
1,458	Bio-Reference Labs, Inc.*	18,079
6,504	BioSante Pharmaceuticals, Inc.*	15,610
2,415	BioScrip, Inc.*	14,828
293	BioSpecifics Technologies Corp.*	4,407
1,465	BioTime, Inc.*	6,549
2,258	Cadence Pharmaceuticals, Inc.*	9,913
1,747	Cambrex Corp.*	12,072
783	Cantel Medical Corp.	20,601
1,634	Capital Senior Living Corp.*	12,141
1,446	CardioNet, Inc.*	3,355
860	Cardiovascular Systems, Inc.*	8,849
11,449	Cell Therapeutics, Inc.*	12,823
2,620	Celldex Therapeutics, Inc.*	6,969
2,967	Centene Corp.*	114,853
3,667	Cepheid, Inc.*	125,778
2,825	Cerus Corp.*	8,447
3,179	Chelsea Therapeutics International Ltd.*	16,531
1,262	Chemed Corp.	67,719
674	Chindex International, Inc.*	6,214
1,682	Cleveland Biolabs, Inc.*	4,928
1,457	Codexis, Inc.*	7,023
4,355	Columbia Laboratories, Inc.*	9,407
588	Complete Genomics, Inc.*	2,176
658	Computer Programs & Systems, Inc.	29,873
1,852	Conceptus, Inc.*	20,289
1,680	CONMED Corp.*	44,167
2,438	Corcept Therapeutics, Inc.*	7,704
477	Cornerstone Therapeutics, Inc.*	2,786
368	Corvel Corp.*	17,557
1,650	Cross Country Healthcare, Inc.*	8,531
1,658	CryoLife, Inc.*	6,831
3,557	Cubist Pharmaceuticals, Inc.*	137,193
4,532	Curis, Inc.*	16,361
1,683	Cyberonics, Inc.*	51,045
575	Cynosure, Inc., Class A*	7,044
2,875	Cytori Therapeutics, Inc.*	7,993
2,852	Delcath Systems, Inc.*	7,358
3,187	Depomed, Inc.*	15,521
3,981	DexCom, Inc.*	31,928
4,791	Durect Corp.*	6,516
1,452	Dusa Pharmaceuticals, Inc.*	5,358
5,861	Dyax Corp.*	8,323
7,326	Dynavax Technologies Corp.*	22,784
557	DynaVox, Inc., Class A*	2,211
1,446	Emergent Biosolutions, Inc.*	24,640
1,812	Emeritus Corp.*	28,811
1,022	Endocyte, Inc.*	10,516
2,904	Endologix, Inc.*	32,931
968	Ensign Group, Inc. (The)	22,951
2,271	Enzo Biochem, Inc.*	5,564
2,235	Enzon Pharmaceuticals, Inc.*	15,801
373	Epocrates, Inc.*	3,182
2,913	eResearchTechnology, Inc.*	13,342
3,100	Exact Sciences Corp.*	26,319
505	Exactech, Inc.*	7,631
1,605	ExamWorks Group, Inc.*	10,786
7,589	Exelixis, Inc.*	34,985
2,491	Five Star Quality Care, Inc.*	6,402
383	Fluidigm Corp.*	5,167
586	Furiex Pharmaceuticals, Inc.*	10,548
1,009	Genomic Health, Inc.*	27,435
1,815	Gentiva Health Services, Inc.*	10,563
7,657	Geron Corp.*	12,787
1,385	Greatbatch, Inc.*	30,636
1,300	GTx, Inc.*	3,536
1,524	Haemonetics Corp.*	90,267
4,871	Halozyme Therapeutics, Inc.*	46,177
1,988	Hanger Orthopedic Group, Inc.*	31,808
2,782	Hansen Medical, Inc.*	6,621
1,366	Harvard Bioscience, Inc.*	6,038
5,647	HealthSouth Corp.*	97,580
4,021	Healthspring, Inc.*	219,627
910	HealthStream, Inc.*	15,352
2,016	Healthways, Inc.*	13,124
713	HeartWare International, Inc.*	49,197
614	Hi-Tech Pharmacal Co., Inc.*	25,493
5,033	HMS Holdings Corp.*	152,651
325	Horizon Pharma, Inc.*	1,693
722	ICU Medical, Inc.*	31,775
3,255	Idenix Pharmaceuticals, Inc.*	24,738
4,458	Immunogen, Inc.*	54,165
3,903	Immunomedics, Inc.*	13,114
3,874	Impax Laboratories, Inc.*	78,022
5,252	Incyte Corp.*	72,320
1,135	Infinity Pharmaceuticals, Inc.*	10,363
3,774	Inhibitex, Inc.*	55,100
1,475	Insmed, Inc.*	4,750
2,729	Insulet Corp.*	50,705
1,239	Integra LifeSciences Holdings Corp.*	39,809
3,209	InterMune, Inc.*	58,275
1,703	Invacare Corp.	34,980
971	IPC The Hospitalist Co., Inc.*	44,763
1,055	IRIS International, Inc.*	10,244
2,994	Ironwood Pharmaceuticals, Inc.*	36,138
5,914	Isis Pharmaceuticals, Inc.*	43,882
1,904	ISTA Pharmaceuticals, Inc.*	7,140
1,311	Jazz Pharmaceuticals, Inc.*	51,942
506	Kensey Nash Corp.*	12,852
4,100	Keryx Biopharmaceuticals, Inc.*	10,824
3,085	Kindred Healthcare, Inc.*	38,254
3,057	K-V Pharmaceutical Co., Class A*	3,852
559	Landauer, Inc.	28,358
964	Lannett Co., Inc.*	3,808
10,122	Lexicon Pharmaceuticals, Inc.*	11,843
935	LHC Group, Inc.*	12,996
1,166	Ligand Pharmaceuticals, Inc., Class B*	13,677
2,243	Luminex Corp.*	46,565
1,905	Magellan Health Services, Inc.*	96,507
1,898	MAKO Surgical Corp.*	54,662
4,585	MannKind Corp.*	14,030
1,298	MAP Pharmaceuticals, Inc.*	17,848
3,118	Masimo Corp.	64,418
1,794	Maxygen, Inc.	10,208
2,828	MedAssets, Inc.*	27,036
972	Medical Action Industries, Inc.*	4,617
3,198	Medicines Co. (The)*	60,474
3,664	Medicis Pharmaceutical Corp., Class A	119,630
1,248	Medidata Solutions, Inc.*	25,185
1,860	Medivation, Inc.*	85,467
1,877	MedQuist Holdings, Inc.*	17,531
448	Medtox Scientific, Inc.*	6,290
3,082	Merge Healthcare, Inc.*	16,674
2,435	Meridian Bioscience, Inc.	46,582

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,488	Merit Medical Systems, Inc.*	$34,558
2,022	Metabolix, Inc.*	9,625
2,510	Metropolitan Health Networks, Inc.*	18,172
5,433	Micromet, Inc.*	33,304
1,664	Molina Healthcare, Inc.*	36,358
2,737	Momenta Pharmaceuticals, Inc.*	41,164
747	MWI Veterinary Supply, Inc.*	51,625
2,539	Nabi Biopharmaceuticals*	4,596
608	National Healthcare Corp.	25,323
108	National Research Corp.	3,632
1,722	Natus Medical, Inc.*	14,413
6,771	Nektar Therapeutics*	33,855
1,377	Neogen Corp.*	48,512
5,617	Neoprobe Corp.*	13,930
2,705	NeoStem, Inc.*	1,352
2,926	Neurocrine Biosciences, Inc.*	19,136
5,702	Novavax, Inc.*	7,869
5,107	NPS Pharmaceuticals, Inc.*	29,008
2,356	NuVasive, Inc.*	32,513
2,649	NxStage Medical, Inc.*	51,867
1,152	Nymox Pharmaceutical Corp.*	9,469
1,100	Obagi Medical Products, Inc.*	11,121
1,967	Omnicell, Inc.*	31,787
578	OncoGenex Pharmaceutical, Inc.*	6,890
2,469	Oncothyreon, Inc.*	17,234
3,759	Onyx Pharmaceuticals, Inc.*	165,772
6,462	Opko Health, Inc.*	32,052
2,752	Optimer Pharmaceuticals, Inc.*	31,703
2,771	OraSure Technologies, Inc.*	26,324
1,914	Orexigen Therapeutics, Inc.*	3,426
1,072	Orthofix International N.V.*	36,737
990	Osiris Therapeutics, Inc.*	4,603
3,783	Owens & Minor, Inc.	116,516
2,014	Pacific Biosciences of California, Inc.*	5,740
291	Pacira Pharmaceuticals, Inc.*	2,130
2,189	Pain Therapeutics, Inc.*	8,471
1,128	Palomar Medical Technologies, Inc.*	9,317
2,149	Par Pharmaceutical Cos., Inc.*	69,649
3,495	PAREXEL International Corp.*	70,075
8,290	PDL BioPharma, Inc.	53,056
4,723	Peregrine Pharmaceuticals, Inc.*	4,629
222	Pernix Therapeutics Holdings*	1,776
2,726	Pharmacyclics, Inc.*	41,517
2,117	PharmAthene, Inc.*	2,710
1,744	PharMerica Corp.*	27,294
1,572	Pozen, Inc.*	6,367
1,743	Progenics Pharmaceuticals, Inc.*	11,713
769	Providence Service Corp. (The)*	9,005
3,292	PSS World Medical, Inc.*	80,259
2,299	Quality Systems, Inc.	81,270
3,152	Questcor Pharmaceuticals, Inc.*	141,682
1,690	Quidel Corp.*	30,673
1,809	RadNet, Inc.*	4,360
2,794	Raptor Pharmaceutical Corp.*	15,423
4,070	Rigel Pharmaceuticals, Inc.*	31,013
952	Rockwell Medical Technologies, Inc.*	7,188
3,274	RTI Biologics, Inc.*	13,980
395	Sagent Pharmaceuticals, Inc.*	8,169
3,465	Salix Pharmaceuticals Ltd.*	152,945
3,107	Sangamo Biosciences, Inc.*	9,414
3,164	Santarus, Inc.*	9,207
4,216	Savient Pharmaceuticals, Inc.*	10,582
2,052	Sciclone Pharmaceuticals, Inc.*	9,255
5,727	Seattle Genetics, Inc.*	95,240
2,655	Select Medical Holdings Corp.*	23,019
5,879	Sequenom, Inc.*	24,574
2,041	SIGA Technologies, Inc.*	4,286
1,150	Skilled Healthcare Group, Inc., Class A*	4,910
3,598	Solta Medical, Inc.*	8,167
820	SonoSite, Inc.*	33,948
1,979	Spectranetics Corp. (The)*	14,130
3,089	Spectrum Pharmaceuticals, Inc.*	42,783
2,111	Staar Surgical Co.*	20,751
2,619	Stereotaxis, Inc.*	2,698
3,515	STERIS Corp.	105,696
753	Sucampo Pharmaceuticals, Inc., Class A*	2,801
1,489	Sun Healthcare Group, Inc.*	4,586
1,688	Sunesis Pharmaceuticals, Inc.*	2,093
3,407	Sunrise Senior Living, Inc.*	17,137
905	SurModics, Inc.*	11,222
2,159	Symmetry Medical, Inc.*	16,905
1,319	Synergetics USA, Inc.*	7,703
680	Synovis Life Technologies, Inc.*	12,811
1,384	Synta Pharmaceuticals Corp.*	5,799
1,635	Targacept, Inc.*	12,279
1,582	Team Health Holdings, Inc.*	34,741
4,094	Theravance, Inc.*	95,554
627	Tornier N.V.*	11,267
521	Transcend Services, Inc.*	14,119
308	Transcept Pharmaceuticals, Inc.*	2,147
1,172	Triple-S Management Corp., Class B*	22,831
457	Trius Therapeutics, Inc.*	3,391
701	U.S. Physical Therapy, Inc.	13,789
3,374	Unilife Corp.*	13,867
1,917	Universal American Corp.	25,170
1,225	Uroplasty, Inc.*	4,937
1,668	Vanda Pharmaceuticals, Inc.*	8,323
1,810	Vanguard Health Systems, Inc.*	18,534
1,006	Vascular Solutions, Inc.*	10,845
4,259	Vical, Inc.*	18,782
4,200	ViroPharma, Inc.*	100,842
5,277	Vivus, Inc.*	53,456
3,096	Volcano Corp.*	76,378
2,527	WellCare Health Plans, Inc.*	147,703
1,988	West Pharmaceutical Services, Inc.	76,598
2,317	Wright Medical Group, Inc.*	34,014
2,098	XenoPort, Inc.*	10,028
337	Young Innovations, Inc.	9,773
4,414	Zalicus, Inc.*	4,105
3,475	ZIOPHARM Oncology, Inc.*	18,070
1,256	Zogenix, Inc.*	2,261
1,301	Zoll Medical Corp.*	59,885
		8,222,925
	Industrials - 11.4%

2,258	A. O. Smith Corp.	88,649
568	A.T. Cross Co., Class A*	6,220
5,240	A123 Systems, Inc.*	12,995
1,115	AAON, Inc.	24,430
2,359	AAR Corp.	43,075
3,146	ABM Industries, Inc.	68,363
2,538	Acacia Research - Acacia Technologies*	88,373
3,274	ACCO Brands Corp.*	30,874
2,403	Accuride Corp.*	14,682
1,580	Aceto Corp.	10,823
4,748	Active Power, Inc.*	3,324

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,071	Actuant Corp., Class A	$93,307
2,571	Acuity Brands, Inc.	129,193
941	Advisory Board Co. (The)*	68,110
2,344	Aegion Corp.*	35,535
1,004	Aerovironment, Inc.*	30,632
3,195	Air Transport Services Group, Inc.*	15,464
3,446	Aircastle Ltd.	40,043
397	Alamo Group, Inc.	11,275
2,126	Alaska Air Group, Inc.*	147,587
1,639	Albany International Corp., Class A	39,762
877	Allegiant Travel Co.*	45,674
1,594	Altra Holdings, Inc.*	28,278
515	Amerco, Inc.*	40,170
1,048	Ameresco, Inc., Class A*	12,450
579	American Railcar Industries, Inc.*	13,774
2,199	American Reprographics Co.*	10,357
540	American Science & Engineering, Inc.	39,533
2,651	American Superconductor Corp.*	10,524
557	American Woodmark Corp.	7,091
506	Ampco-Pittsburgh Corp.	10,398
1,665	Apogee Enterprises, Inc.	17,649
2,516	Applied Industrial Technologies, Inc.	86,878
467	Argan, Inc.	6,538
1,509	Arkansas Best Corp.	28,852
1,185	Astec Industries, Inc.*	39,638
610	Astronics Corp.*	21,753
1,560	Atlas Air Worldwide Holdings, Inc.*	65,910
6,233	Avis Budget Group, Inc.*	73,549
746	AZZ, Inc.	31,593
968	Baltic Trading Ltd.	4,976
3,233	Barnes Group, Inc.	80,534
454	Barrett Business Services, Inc.	8,671
2,729	Beacon Roofing Supply, Inc.*	53,297
2,812	Belden, Inc.	92,909
2,888	Blount International, Inc.*	44,215
2,820	Brady Corp., Class A	84,431
2,994	Briggs & Stratton Corp.	45,120
2,770	Brink’s Co. (The)	68,197
8,294	Broadwind Energy, Inc.*	5,474
2,700	Builders FirstSource, Inc.*	4,185
718	CAI International, Inc.*	11,014
14,604	Capstone Turbine Corp.*	15,188
544	Cascade Corp.	23,669
1,504	Casella Waste Systems, Inc., Class A*	9,355
2,341	CBIZ, Inc.*	14,093
755	CDI Corp.	9,853
1,191	Celadon Group, Inc.	12,732
3,269	Cenveo, Inc.*	9,970
1,479	Ceradyne, Inc.*	43,985
1,744	Chart Industries, Inc.*	106,140
1,023	CIRCOR International, Inc.	33,248
2,993	CLARCOR, Inc.	144,921
2,781	Clean Harbors, Inc.*	166,777
496	Coleman Cable, Inc.*	4,375
1,459	Colfax Corp.*	42,763
1,142	Columbus McKinnon Corp.*	14,344
2,249	Comfort Systems USA, Inc.	23,457
1,709	Commercial Vehicle Group, Inc.*	19,141
68	Compx International, Inc.	1,055
533	Consolidated Graphics, Inc.*	27,156
2,050	Corporate Executive Board Co. (The)	80,340
1,502	CoStar Group, Inc.*	99,943
611	Courier Corp.	6,752
496	Covenant Transportation Group, Inc., Class A*	1,523
643	CRA International, Inc.*	13,130
938	Cubic Corp.	39,799
2,756	Curtiss-Wright Corp.	90,810
3,052	Deluxe Corp.	69,769
2,092	DigitalGlobe, Inc.*	31,171
1,803	Dolan Co. (The)*	16,461
1,718	Dollar Thrifty Automotive Group, Inc.*	115,243
1,105	Douglas Dynamics, Inc.	17,128
627	Ducommun, Inc.	7,505
516	DXP Enterprises, Inc.*	15,609
2,091	Dycom Industries, Inc.*	41,925
790	Dynamic Materials Corp.	16,874
3,713	Eagle Bulk Shipping, Inc.*	4,121
3,969	EMCOR Group, Inc.	101,725
1,101	Encore Wire Corp.	28,538
2,719	Energy Recovery, Inc.*	7,831
4,738	EnergySolutions, Inc.*	14,972
1,382	EnerNOC, Inc.*	13,599
2,981	EnerSys*	71,693
1,545	Ennis, Inc.	22,943
1,226	EnPro Industries, Inc.*	41,034
1,579	ESCO Technologies, Inc.	42,791
1,017	Essex Rental Corp.*	2,929
1,808	Esterline Technologies Corp.*	97,397
2,712	Excel Maritime Carriers Ltd.*	5,126
832	Exponent, Inc.*	39,420
3,687	Federal Signal Corp.	13,605
2,810	Flow International Corp.*	7,362
4,215	Force Protection, Inc.*	23,267
1,745	Forward Air Corp.	56,015
792	Franklin Covey Co.*	7,421
1,383	Franklin Electric Co., Inc.	65,098
708	FreightCar America, Inc.*	16,093
2,497	FTI Consulting, Inc.*	107,096
1,081	Fuel Tech, Inc.*	6,259
7,376	FuelCell Energy, Inc.*	6,860
2,192	Furmanite Corp.*	14,928
1,111	G&K Services, Inc., Class A	33,219
1,753	Genco Shipping & Trading Ltd.*	13,288
3,485	GenCorp, Inc.*	18,958
1,481	Generac Holdings, Inc.*	37,129
2,353	Genesee & Wyoming, Inc., Class A*	143,698
3,852	Geo Group, Inc. (The)*	68,180
1,316	GeoEye, Inc.*	24,991
1,805	Gibraltar Industries, Inc.*	24,458
934	Global Power Equipment Group, Inc.*	21,744
903	Gorman-Rupp Co. (The)	26,620
880	GP Strategies Corp.*	11,484
584	Graham Corp.	13,654
2,294	Granite Construction, Inc.	57,121
3,490	Great Lakes Dredge & Dock Corp.	21,115
1,095	Greenbrier Cos., Inc.*	24,309
2,829	Griffon Corp.	26,536
1,697	H&E Equipment Services, Inc.*	21,569
2,992	Hawaiian Holdings, Inc.*	17,802
3,941	Healthcare Services Group, Inc.	71,174
2,993	Heartland Express, Inc.	41,154
2,477	HEICO Corp.	146,985
1,054	Heidrick & Struggles International, Inc.	22,450
283	Heritage-Crystal Clean, Inc.*	4,684

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,402	Herman Miller, Inc.	$73,449
5,814	Hexcel Corp.*	144,885
1,487	Hill International, Inc.*	8,179
2,655	HNI Corp.	69,561
1,053	Houston Wire & Cable Co.	11,825
2,185	HUB Group, Inc., Class A*	65,069
1,946	Hudson Highland Group, Inc.*	9,185
383	Hurco Cos., Inc.*	9,089
1,317	Huron Consulting Group, Inc.*	45,726
1,167	ICF International, Inc.*	30,272
3,072	II-VI, Inc.*	60,119
1,531	InnerWorkings, Inc.*	13,902
1,361	Insperity, Inc.	33,739
1,046	Insteel Industries, Inc.	10,910
3,127	Interface, Inc., Class A	35,961
1,979	Interline Brands, Inc.*	31,229
322	International Shipholding Corp.	6,060
545	Intersections, Inc.	5,630
14,630	JetBlue Airways Corp.*	60,276
1,702	John Bean Technologies Corp.	28,015
730	Kadant, Inc.*	14,921
1,560	Kaman Corp.	48,407
1,935	Kaydon Corp.	61,107
1,581	Kelly Services, Inc., Class A	22,893
1,095	KEYW Holding Corp. (The)*	8,902
2,001	Kforce, Inc.*	24,512
1,859	Kimball International, Inc., Class B	11,284
3,623	Knight Transportation, Inc.	54,200
2,841	Knoll, Inc.	43,070
2,787	Korn/Ferry International*	46,905
1,967	Kratos Defense & Security Solutions, Inc.*	9,835
563	L.B. Foster Co., Class A	16,169
208	Lawson Products, Inc.	3,278
1,166	Layne Christensen Co.*	29,173
747	Lindsay Corp.	42,198
543	LMI Aerospace, Inc.*	9,014
1,156	LSI Industries, Inc.	7,502
1,019	Lydall, Inc.*	9,171
630	M&F Worldwide Corp.*	15,712
923	Marten Transport Ltd.	17,039
3,362	MasTec, Inc.*	53,826
1,443	McGrath RentCorp	40,390
5,606	Meritor, Inc.*	33,356
2,382	Metalico, Inc.*	8,408
871	Met-Pro Corp.	7,865
495	Michael Baker Corp.*	9,826
1,113	Middleby Corp.*	101,595
702	Miller Industries, Inc.	11,295
1,611	Mine Safety Appliances Co.	56,739
874	Mistras Group, Inc.*	20,565
2,182	Mobile Mini, Inc.*	39,341
2,697	Moog, Inc., Class A*	112,789
2,246	Mueller Industries, Inc.	85,662
9,230	Mueller Water Products, Inc., Class A	20,675
677	Multi-Color Corp.	17,751
1,195	MYR Group, Inc.*	20,960
346	NACCO Industries, Inc., Class A	27,455
286	National Presto Industries, Inc.	27,018
3,061	Navigant Consulting, Inc.*	34,497
1,171	NCI Building Systems, Inc.*	10,914
396	NL Industries, Inc.	5,429
997	NN, Inc.*	6,570
553	Northwest Pipe Co.*	12,879
4,321	Odyssey Marine Exploration, Inc.*	11,019
2,817	Old Dominion Freight Line, Inc.*	109,328
165	Omega Flex, Inc.*	2,223
2,195	On Assignment, Inc.*	22,872
3,467	Orbital Sciences Corp.*	51,485
1,603	Orion Marine Group, Inc.*	9,634
2,076	Pacer International, Inc.*	8,885
494	Park-Ohio Holdings Corp.*	9,584
367	Patriot Transportation Holding, Inc.*	8,360
8,973	Pendrell Corp.*	24,496
965	Pike Electric Corp.*	6,562
1,042	PMFG, Inc.*	24,154
522	Powell Industries, Inc.*	15,827
1,117	PowerSecure International, Inc.*	7,093
145	Preformed Line Products Co.	7,710
1,586	Primoris Services Corp.	22,553
1,500	Quad/Graphics, Inc.	24,030
888	Quality Distribution, Inc.*	8,969
2,248	Quanex Building Products Corp.	33,900
1,268	RailAmerica, Inc.*	17,815
1,073	Raven Industries, Inc.	64,638
1,301	RBC Bearings, Inc.*	54,967
2,859	Republic Airways Holdings, Inc.*	10,950
2,752	Resources Connection, Inc.	29,446
540	Roadrunner Transportation Systems, Inc.*	7,700
2,341	Robbins & Myers, Inc.	124,541
3,773	Rollins, Inc.	83,761
568	RPX Corp.*	8,020
4,021	RSC Holdings, Inc.*	48,895
1,923	Rush Enterprises, Inc., Class A*	36,845
947	Saia, Inc.*	11,014
5,384	Satcon Technology Corp.*	4,091
687	Sauer-Danfoss, Inc.*	25,824
700	Schawk, Inc.	8,855
20	Seaboard Corp.	40,194
657	SeaCube Container Leasing Ltd.	10,111
2,468	Simpson Manufacturing Co., Inc.	81,691
3,140	SkyWest, Inc.	38,088
926	Spirit Airlines, Inc.*	14,936
940	Standard Parking Corp.*	17,014
742	Standex International Corp.	23,692
4,723	Steelcase, Inc., Class A	37,028
978	Sterling Construction Co., Inc.*	12,430
1,190	Sun Hydraulics Corp.	29,940
4,703	Swift Transportation Co.*	40,070
5,022	Swisher Hygiene, Inc.*	19,435
2,486	SYKES Enterprises, Inc.*	40,497
1,306	TAL International Group, Inc.	34,374
3,600	Taser International, Inc.*	21,672
1,155	Team, Inc.*	31,601
1,097	Tecumseh Products Co., Class A*	5,682
2,181	Teledyne Technologies, Inc.*	123,619
1,137	Tennant Co.	47,731
3,700	Tetra Tech, Inc.*	82,843
676	Textainer Group Holdings Ltd.	18,320
592	Thermon Group Holdings, Inc.*	9,152
2,499	Titan International, Inc.	53,828
915	Titan Machinery, Inc.*	19,856
763	TMS International Corp., Class A*	7,630
1,051	TRC Cos., Inc.*	5,255
924	Trex Co., Inc.*	20,633
1,516	Trimas Corp.*	30,942
2,234	Triumph Group, Inc.	132,901
2,631	TrueBlue, Inc.*	33,861
1,852	Tutor Perini Corp.*	30,540
502	Twin Disc, Inc.	21,285
1,268	Ultrapetrol (Bahamas) Ltd.*	3,436

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
842	Unifirst Corp.	$48,693
3,710	United Rentals, Inc.*	104,399
2,731	United Stationers, Inc.	91,598
651	UniTek Global Services, Inc.*	3,255
1,160	Universal Forest Products, Inc.	32,329
324	Universal Truckload Services, Inc.	4,455
9,617	US Airways Group, Inc.*	45,392
1,087	US Ecology, Inc.	20,044
4,239	USG Corp.*	41,500
4,288	Valence Technology, Inc.*	3,910
1,211	Viad Corp.	22,464
1,164	Vicor Corp.	9,335
244	VSE Corp.	6,366
4,066	Wabash National Corp.*	29,844
1,669	Watsco, Inc.	105,982
1,785	Watts Water Technologies, Inc., Class A	68,187
998	WCA Waste Corp.*	4,900
2,603	Werner Enterprises, Inc.	61,014
1,246	Wesco Aircraft Holdings, Inc.*	16,522
3,651	Woodward, Inc.	154,583
653	Xerium Technologies, Inc.*	4,839
608	Zipcar, Inc.*	9,704
		10,182,823
	Information Technology - 12.7%

2,488	3D Systems Corp.*	38,838
3,288	Accelrys, Inc.*	23,443
1,982	ACI Worldwide, Inc.*	59,619
730	Active Network, Inc. (The)*	9,256
2,133	Actuate Corp.*	14,078
4,818	Acxiom Corp.*	59,936
3,839	ADTRAN, Inc.	126,802
2,552	Advanced Analogic Technologies, Inc.*	14,661
2,585	Advanced Energy Industries, Inc.*	25,798
1,948	Advent Software, Inc.*	52,596
1,178	Aeroflex Holding Corp.*	11,356
1,064	Agilysys, Inc.*	8,650
873	Alpha & Omega Semiconductor Ltd.*	7,647
1,347	American Software, Inc., Class A	11,369
6,276	Amkor Technology, Inc.*	27,865
569	Amtech Systems, Inc.*	5,167
4,003	ANADIGICS, Inc.*	9,007
898	Anaren, Inc.*	15,024
1,880	Ancestry.com, Inc.*	44,575
1,721	Anixter International, Inc.*	105,687
3,759	Applied Micro Circuits Corp.*	28,042
7,348	Arris Group, Inc.*	78,991
5,065	Aruba Networks, Inc.*	106,871
5,022	Aspen Technology, Inc.*	89,643
1,879	ATMI, Inc.*	38,895
3,599	Aviat Networks, Inc.*	6,334
1,759	Avid Technology, Inc.*	14,002
6,299	Axcelis Technologies, Inc.*	8,000
1,897	AXT, Inc.*	7,986
895	Badger Meter, Inc.	27,808
1,365	Bankrate, Inc.*	24,747
624	Bel Fuse, Inc., Class B	11,407
3,604	Benchmark Electronics, Inc.*	49,771
1,068	Black Box Corp.	30,470
2,641	Blackbaud, Inc.	77,672
2,582	Blue Coat Systems, Inc.*	46,476
2,132	Bottomline Technologies, Inc.*	47,970
4,047	Brightpoint, Inc.*	40,430
1,338	BroadSoft, Inc.*	46,937
3,926	Brooks Automation, Inc.	37,454
1,395	Cabot Microelectronics Corp.*	57,990
1,567	CACI International, Inc., Class A*	88,347
2,234	Calix, Inc.*	20,151
1,779	Callidus Software, Inc.*	9,108
428	Carbonite, Inc.*	5,187
2,557	Cardtronics, Inc.*	69,499
501	Cass Information Systems, Inc.	19,394
2,875	Cavium, Inc.*	93,840
1,367	CEVA, Inc.*	39,383
2,381	Checkpoint Systems, Inc.*	28,762
3,797	CIBER, Inc.*	15,720
3,930	Cirrus Logic, Inc.*	64,020
2,462	Cognex Corp.	87,820
1,487	Coherent, Inc.*	75,540
1,428	Cohu, Inc.	14,451
395	Communications Systems, Inc.	5,443
2,614	CommVault Systems, Inc.*	129,733
898	Computer Task Group, Inc.*	11,710
1,893	comScore, Inc.*	37,614
1,393	Comtech Telecommunications Corp.	42,194
2,650	Concur Technologies, Inc.*	125,160
1,749	Constant Contact, Inc.*	38,268
6,244	Convergys Corp.*	80,672
718	Convio, Inc.*	7,367
677	Cornerstone OnDemand, Inc.*	10,913
2,147	Cray, Inc.*	13,268
2,054	CSG Systems International, Inc.*	31,159
2,038	CTS Corp.	17,343
1,810	Cymer, Inc.*	80,943
2,055	Daktronics, Inc.	19,317
897	DDi Corp.	8,082
2,440	DealerTrack Holdings, Inc.*	63,196
1,317	Deltek, Inc.*	10,734
468	Demand Media, Inc.*	3,318
1,918	DemandTec, Inc.*	14,577
919	Dialogic, Inc.*	1,149
2,875	Dice Holdings, Inc.*	22,339
1,505	Digi International, Inc.*	16,540
372	Digimarc Corp.*	9,668
2,355	Digital River, Inc.*	37,656
2,096	Diodes, Inc.*	42,968
3,353	Dot Hill Systems Corp.*	4,493
1,390	DSP Group, Inc.*	8,173
1,033	DTS, Inc.*	29,740
531	Dynamics Research Corp.*	5,177
6,531	Earthlink, Inc.	41,145
1,711	Ebix, Inc.	36,787
2,085	Echelon Corp.*	10,258
668	Echo Global Logistics, Inc.*	10,501
1,114	Electro Rent Corp.	18,258
1,340	Electro Scientific Industries, Inc.*	17,648
2,771	Electronics for Imaging, Inc.*	40,983
502	Ellie Mae, Inc.*	2,661
1,105	eMagin Corp.*	4,641
5,242	Emcore Corp.*	4,980
5,209	Emulex Corp.*	41,151
7,975	Entegris, Inc.*	67,229
5,086	Entropic Communications, Inc.*	25,328
1,137	Envestnet, Inc.*	11,870
1,865	EPIQ Systems, Inc.	25,177
229	ePlus, Inc.*	6,359
3,041	Euronet Worldwide, Inc.*	54,738
2,172	Exar Corp.*	13,684
959	ExlService Holdings, Inc.*	25,509
5,465	Extreme Networks*	16,504

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,212	Fabrinet*	$17,198
2,364	Fair Isaac Corp.	85,979
1,824	FalconStor Software, Inc.*	5,180
970	FARO Technologies, Inc.*	46,996
2,296	FEI Co.*	92,667
5,320	Finisar Corp.*	98,101
3,005	Formfactor, Inc.*	17,790
874	Forrester Research, Inc.	28,291
346	FriendFinder Networks, Inc.*	325
2,296	FSI International, Inc.*	5,970
3,829	Global Cash Access Holdings, Inc.*	17,230
1,332	Globecomm Systems, Inc.*	18,235
2,817	Glu Mobile, Inc.*	8,705
1,535	GSI Group, Inc.*	16,916
1,196	GSI Technology, Inc.*	5,860
7,473	GT Advanced Technologies, Inc.*	57,692
824	Guidance Software, Inc.*	5,002
1,806	Hackett Group, Inc. (The)*	6,827
6,816	Harmonic, Inc.*	36,602
2,289	Heartland Payment Systems, Inc.	51,617
1,818	Higher One Holdings, Inc.*	32,597
1,859	Hittite Microwave Corp.*	101,148
2,296	Identive Group, Inc.*	4,454
1,835	iGate Corp.*	28,479
1,782	Imation Corp.*	10,478
1,694	Immersion Corp.*	10,300
6,207	Infinera Corp.*	42,828
2,199	InfoSpace, Inc.*	21,198
1,218	Inphi Corp.*	13,142
2,773	Insight Enterprises, Inc.*	40,597
8,796	Integrated Device Technology, Inc.*	51,017
1,589	Integrated Silicon Solution, Inc.*	14,825
846	Interactive Intelligence Group*	18,866
2,694	InterDigital, Inc.	118,428
3,525	Intermec, Inc.*	25,873
3,102	Internap Network Services Corp.*	16,099
1,357	Intevac, Inc.*	10,164
1,897	IntraLinks Holdings, Inc.*	9,997
2,292	Ixia*	25,212
1,434	IXYS Corp.*	16,548
2,730	j2 Global Communications, Inc.	74,010
5,123	Jack Henry & Associates, Inc.	170,135
2,510	JDA Software Group, Inc.*	79,115
2,621	Kemet Corp.*	21,702
1,567	Kenexa Corp.*	39,175
827	Keynote Systems, Inc.	15,159
2,284	KIT Digital, Inc.*	20,373
3,832	Kopin Corp.*	13,489
4,275	Kulicke & Soffa Industries, Inc.*	38,902
882	KVH Industries, Inc.*	6,862
6,993	Lattice Semiconductor Corp.*	48,182
974	LeCroy Corp.*	8,815
4,028	Limelight Networks, Inc.*	12,406
3,656	Lionbridge Technologies, Inc.*	8,153
1,115	Liquidity Services, Inc.*	37,977
1,348	Littelfuse, Inc.	63,006
3,127	LivePerson, Inc.*	39,338
1,211	LogMeIn, Inc.*	52,085
984	LoopNet, Inc.*	17,761
649	Loral Space & Communications, Inc.*	40,335
2,937	LTX-Credence Corp.*	17,886
3,964	Magma Design Automation, Inc.*	22,674
1,214	Manhattan Associates, Inc.*	54,800
1,385	Mantech International Corp., Class A	46,813
1,269	Marchex, Inc., Class B	8,769
2,061	MAXIMUS, Inc.	85,738
950	MaxLinear, Inc., Class A*	4,579
1,659	Maxwell Technologies, Inc.*	28,153
888	Measurement Specialties, Inc.*	25,335
5,717	Mentor Graphics Corp.*	72,835
1,793	Mercury Computer Systems, Inc.*	24,725
639	Meru Networks, Inc.*	3,003
2,192	Methode Electronics, Inc.	19,465
2,993	Micrel, Inc.	31,127
5,130	Microsemi Corp.*	91,109
473	MicroStrategy, Inc., Class A*	58,240
6,239	Microvision, Inc.*	2,814
1,988	Mindspeed Technologies, Inc.*	10,238
3,118	MIPS Technologies, Inc.*	14,966
3,102	MKS Instruments, Inc.	83,320
2,599	ModusLink Global Solutions, Inc.	11,306
617	MoneyGram International, Inc.*	10,594
1,778	Monolithic Power Systems, Inc.*	21,407
2,122	Monotype Imaging Holdings, Inc.*	31,469
1,939	MoSys, Inc.*	6,069
2,198	Motricity, Inc.*	2,989
2,356	Move, Inc.*	15,311
926	MTS Systems Corp.	37,207
535	Multi-Fineline Electronix, Inc.*	11,198
1,195	Nanometrics, Inc.*	19,682
396	NCI, Inc., Class A*	4,792
514	NeoPhotonics Corp.*	2,436
2,173	Netgear, Inc.*	82,552
4,057	Netlogic Microsystems, Inc.*	200,497
2,216	Netscout Systems, Inc.*	39,157
1,616	NetSuite, Inc.*	65,513
2,224	Newport Corp.*	28,979
3,798	NIC, Inc.	49,374
1,901	Novatel Wireless, Inc.*	6,102
568	Numerex Corp., Class A*	4,567
285	NVE Corp.*	16,695
2,995	Oclaro, Inc.*	9,314
3,050	OCZ Technology Group, Inc.*	21,320
3,440	Omnivision Technologies, Inc.*	37,118
1,397	OpenTable, Inc.*	49,412
5,059	Openwave Systems, Inc.*	8,297
1,160	Oplink Communications, Inc.*	19,152
854	Opnet Technologies, Inc.	30,462
2,592	Opnext, Inc.*	2,722
2,056	ORBCOMM, Inc.*	6,785
1,130	OSI Systems, Inc.*	54,025
7,069	Parametric Technology Corp.*	147,247
1,231	Park Electrochemical Corp.	33,779
553	PC Connection, Inc.	5,602
1,390	PDF Solutions, Inc.*	8,687
988	Pegasystems, Inc.	28,533
1,434	Perficient, Inc.*	12,332
1,486	Pericom Semiconductor Corp.*	11,576
3,489	Photronics, Inc.*	20,201
2,854	Plantronics, Inc.	98,349
2,112	Plexus Corp.*	57,341
2,644	PLX Technology, Inc.*	8,170
1,711	Power Integrations, Inc.	60,142
4,042	Power-One, Inc.*	17,219
1,878	Powerwave Technologies, Inc.*	4,357
1,160	PRGX Global, Inc.*	6,983
853	Procera Networks, Inc.*	13,725
3,978	Progress Software Corp.*	81,032
1,276	PROS Holdings, Inc.*	20,429
2,469	Pulse Electronics Corp.	7,481
390	QAD, Inc., Class A*	4,290
4,180	QLIK Technologies, Inc.*	114,407

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
13,381	Quantum Corp.*	$35,995
406	Quepasa Corp.*	1,665
3,630	Quest Software, Inc.*	65,594
1,635	QuinStreet, Inc.*	15,140
1,153	Radisys Corp.*	5,004
5,829	Rambus, Inc.*	46,515
2,437	RealD, Inc.*	23,346
1,251	RealNetworks, Inc.	9,495
1,800	RealPage, Inc.*	45,054
562	Responsys, Inc.*	4,687
16,391	RF Micro Devices, Inc.*	102,116
837	Richardson Electronics Ltd.	10,354
1,463	RightNow Technologies, Inc.*	62,792
563	Rimage Corp.	6,373
1,688	Rofin-Sinar Technologies, Inc.*	40,613
949	Rogers Corp.*	37,675
651	Rosetta Stone, Inc.*	4,511
1,042	Rubicon Technology, Inc.*	9,889
1,879	Rudolph Technologies, Inc.*	14,769
3,171	S1 Corp.*	30,886
1,680	Saba Software, Inc.*	11,340
4,780	Sanmina-SCI Corp.*	40,487
6,484	Sapient Corp.	79,624
1,603	ScanSource, Inc.*	56,281
732	SciQuest, Inc.*	10,687
1,569	Seachange International, Inc.*	12,568
3,873	Semtech Corp.*	89,854
592	ServiceSource International, Inc.*	7,897
2,799	ShoreTel, Inc.*	16,878
1,889	Sigma Designs, Inc.*	13,166
1,840	Silicon Graphics International Corp.*	27,453
4,719	Silicon Image, Inc.*	23,170
2,128	Smith Micro Software, Inc.*	2,192
3,382	SolarWinds, Inc.*	110,896
12,525	Sonus Networks, Inc.*	32,690
1,687	Sourcefire, Inc.*	55,873
2,988	Spansion, Inc., Class A*	26,115
501	SPS Commerce, Inc.*	11,748
716	SRS Labs, Inc.*	4,618
1,497	SS&C Technologies Holdings, Inc.*	24,027
630	Stamps.com, Inc.*	17,243
1,366	Standard Microsystems Corp.*	34,191
2,439	STEC, Inc.*	22,244
1,795	STR Holdings, Inc.*	16,442
1,255	Stratasys, Inc.*	38,554
544	Stream Global Services, Inc.*	1,681
4,951	SuccessFactors, Inc.*	126,746
1,594	Super Micro Computer, Inc.*	21,662
658	Supertex, Inc.*	12,180
2,878	Support.com, Inc.*	5,900
1,187	Sycamore Networks, Inc.	23,503
2,567	Symmetricom, Inc.*	13,220
1,909	Synaptics, Inc.*	61,966
1,568	Synchronoss Technologies, Inc.*	46,868
1,492	SYNNEX Corp.*	43,790
914	Syntel, Inc.	43,726
4,363	Take-Two Interactive Software, Inc.*	60,864
2,438	Taleo Corp., Class A*	78,967
609	Tangoe, Inc.*	8,270
868	TechTarget, Inc.*	4,687
3,657	Tekelec*	40,300
2,754	TeleCommunication Systems, Inc., Class A*	7,408
978	TeleNav, Inc.*	8,039
1,506	TeleTech Holdings, Inc.*	26,521
3,034	Tessera Technologies, Inc.*	52,640
4,039	THQ, Inc.*	6,866
7,079	TiVo, Inc.*	69,941
1,511	TNS, Inc.*	29,510
327	Travelzoo, Inc.*	9,153
9,749	TriQuint Semiconductor, Inc.*	42,603
3,085	TTM Technologies, Inc.*	33,966
1,901	Tyler Technologies, Inc.*	60,927
1,534	Ultimate Software Group, Inc.*	101,735
1,349	Ultra Clean Holdings*	7,622
1,491	Ultratech, Inc.*	34,591
2,555	Unisys Corp.*	61,703
5,262	United Online, Inc.	27,783
2,285	Universal Display Corp.*	89,024
4,672	ValueClick, Inc.*	72,229
1,604	VASCO Data Security International, Inc.*	13,522
2,417	Veeco Instruments, Inc.*	60,159
1,257	Verint Systems, Inc.*	35,561
2,153	Viasat, Inc.*	101,880
170	Viasystems Group, Inc.*	3,101
2,416	VirnetX Holding Corp.*	47,933
898	Virtusa Corp.*	14,135
730	Vishay Precision Group, Inc.*	10,403
1,046	Vocus, Inc.*	22,196
1,458	Volterra Semiconductor Corp.*	35,721
4,918	Wave Systems Corp., Class A*	11,065
1,725	Web.com Group, Inc.*	17,785
2,372	Websense, Inc.*	42,957
3,150	Westell Technologies, Inc., Class A*	7,024
2,293	Wright Express Corp.*	120,337
1,876	XO Group, Inc.*	13,826
1,566	X-Rite, Inc.*	7,517
1,681	Xyratex Ltd.	22,794
243	Zillow, Inc.*	5,441
3,942	Zix Corp.*	10,880
943	Zygo Corp.*	15,399
		11,317,142
	Materials - 3.4%

1,831	A. Schulman, Inc.	37,847
992	A.M. Castle & Co.*	13,491
254	AEP Industries, Inc.*	6,185
1,446	AMCOL International Corp.	47,906
1,326	American Vanguard Corp.	16,920
1,712	Balchem Corp.	71,048
6,190	Boise, Inc.	36,954
2,369	Buckeye Technologies, Inc.	73,392
3,352	Calgon Carbon Corp.*	49,878
3,061	Century Aluminum Co.*	29,477
381	Chase Corp.	4,736
5,717	Chemtura Corp.*	66,603
1,367	Clearwater Paper Corp.*	48,105
5,314	Coeur d’Alene Mines Corp.*	155,541
640	Deltic Timber Corp.	40,992
2,640	Eagle Materials, Inc.	61,116
5,139	Ferro Corp.*	29,858
2,965	Flotek Industries, Inc.*	27,011
1,109	FutureFuel Corp.	14,029
4,002	General Moly, Inc.*	13,407
2,016	Georgia Gulf Corp.*	38,727
3,743	Globe Specialty Metals, Inc.	55,883
1,686	Gold Resource Corp.	33,990
1,655	Golden Minerals Co.*	11,386
15,348	Golden Star Resources Ltd.*	31,770
9,490	Graphic Packaging Holding Co.*	42,041

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,933	H.B. Fuller Co.	$67,635
347	Handy & Harman Ltd.*	3,859
516	Hawkins, Inc.	20,387
725	Haynes International, Inc.	43,471
3,609	Headwaters, Inc.*	9,239
16,574	Hecla Mining Co.	102,593
2,591	Horsehead Holding Corp.*	24,070
1,288	Innophos Holdings, Inc.	63,434
1,407	Innospec, Inc.*	40,887
5,009	Jaguar Mining, Inc.*	35,814
967	Kaiser Aluminum Corp.	45,062
2,319	KapStone Paper and Packaging Corp.*	38,449
426	KMG Chemicals, Inc.	6,667
1,222	Koppers Holdings, Inc.	40,363
1,893	Kraton Performance Polymers, Inc.*	39,791
1,566	Landec Corp.*	9,318
7,845	Louisiana-Pacific Corp.*	62,603
1,092	LSB Industries, Inc.*	34,147
1,213	Materion Corp.*	29,828
688	Metals USA Holdings Corp.*	7,747
5,090	Midway Gold Corp.*	12,012
1,085	Minerals Technologies, Inc.	62,930
1,881	Myers Industries, Inc.	23,061
884	Neenah Paper, Inc.	16,540
534	NewMarket Corp.	105,673
1,347	Noranda Aluminum Holding Corp.	11,072
4,730	Olin Corp.	89,870
543	Olympic Steel, Inc.	12,891
1,841	OM Group, Inc.*	41,883
2,684	Omnova Solutions, Inc.*	11,675
2,732	P. H. Glatfelter Co.	39,614
6,953	Paramount Gold and Silver Corp.*	18,356
5,545	PolyOne Corp.	59,664
759	Quaker Chemical Corp.	29,533
1,487	Revett Minerals, Inc.*	7,435
1,794	RTI International Metals, Inc.*	48,976
956	Schweitzer-Mauduit International, Inc.	68,086
2,348	Senomyx, Inc.*	9,063
2,971	Sensient Technologies Corp.	112,215
1,832	Spartech Corp.*	7,804
482	Stepan Co.	39,158
6,117	Stillwater Mining Co.*	66,736
792	SunCoke Energy, Inc.*	9,140
1,354	Texas Industries, Inc.	34,297
9,066	Thompson Creek Metals Co., Inc.*	63,371
787	TPC Group, Inc.*	18,888
1,417	Tredegar Corp.	30,933
1,447	U.S. Energy Corp.*	3,921
6,257	U.S. Gold Corp.*	25,967
153	United States Lime & Minerals, Inc.*	8,449
422	Universal Stainless & Alloy*	15,960
887	Verso Paper Corp.*	1,020
4,216	Vista Gold Corp.*	15,220
2,919	Wausau Paper Corp.	22,535
3,411	Worthington Industries, Inc.	59,999
1,302	Zep, Inc.	18,345
1,650	Zoltek Cos., Inc.*	13,547
		3,019,496
	Telecommunication Services - 0.6%

3,687	8x8, Inc.*	13,568
1,378	AboveNet, Inc.	82,322
2,681	Alaska Communications Systems Group, Inc.	14,343
556	Atlantic Tele-Network, Inc.	23,018
342	Boingo Wireless, Inc.*	2,907
1,658	Cbeyond, Inc.*	12,286
11,801	Cincinnati Bell, Inc.*	34,695
2,729	Cogent Communications Group, Inc.*	46,420
1,551	Consolidated Communications Holdings, Inc.	28,647
1,281	Fairpoint Communications, Inc.*	6,085
2,461	General Communication, Inc., Class A*	25,078
6,070	Globalstar, Inc.*	2,665
793	HickoryTech Corp.	8,572
824	IDT Corp., Class B	10,712
1,823	inContact, Inc.*	8,021
2,586	Iridium Communications, Inc.*	18,386
3,626	Leap Wireless International, Inc.*	32,888
893	Lumos Networks Corp.*	13,065
1,865	Neutral Tandem, Inc.*	20,161
894	NTELOS Holdings Corp.	18,862
7,442	PAETEC Holding Corp.*	39,964
3,101	Premiere Global Services, Inc.*	25,645
1,412	Shenandoah Telecommunications Co.	15,588
835	SureWest Communications	9,594
2,512	Towerstream Corp.*	5,200
1,312	USA Mobility, Inc.	18,394
8,228	Vonage Holdings Corp.*	21,228
		558,314
	Utilities - 2.8%

1,893	Allete, Inc.	75,436
1,107	American States Water Co.	39,055
386	Artesian Resources Corp., Class A	7,141
4,847	Atlantic Power Corp.	63,738
3,421	Avista Corp.	85,525
2,340	Black Hills Corp.	76,635
716	Cadiz, Inc.*	6,115
2,478	California Water Service Group	45,669
795	Central Vermont Public Service Corp.	27,976
923	CH Energy Group, Inc.	52,011
567	Chesapeake Utilities Corp.	24,375
3,621	Cleco Corp.	130,863
511	Connecticut Water Service, Inc.	14,819
864	Consolidated Water Co., Ltd.	7,111
6,111	Dynegy, Inc.*	18,027
2,500	El Paso Electric Co.	86,300
2,480	Empire District Electric Co. (The)	52,204
824	Genie Energy Ltd., Class B*	5,957
2,942	IDACORP, Inc.	120,593
1,331	Laclede Group, Inc. (The)	53,413
1,371	MGE Energy, Inc.	61,338
926	Middlesex Water Co.	17,131
2,457	New Jersey Resources Corp.	116,241
2,704	Nicor, Inc.	151,748
1,584	Northwest Natural Gas Co.	74,543
2,151	NorthWestern Corp.	75,027
1,066	Ormat Technologies, Inc.	20,233
2,141	Otter Tail Corp.	46,417
278	Pennichuck Corp.	8,026
4,262	Piedmont Natural Gas Co., Inc.	140,518
5,144	PNM Resources, Inc.	98,302
4,473	Portland General Electric Co.	112,049
837	SJW Corp.	20,665
1,778	South Jersey Industries, Inc.	99,888
2,723	Southwest Gas Corp.	110,091

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,999	UIL Holdings Corp.	$104,485
2,178	UniSource Energy Corp.	80,325
649	Unitil Corp.	17,997
3,042	WGL Holdings, Inc.	130,411
755	York Water Co.	13,537
		2,491,935
	Total Common Stocks
	(Cost $67,206,272)	65,442,687

No. of Rights
	Rights - 0.0%‡
9,426	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	161
599	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	65
	Total Rights
	(Cost $—)	226

No. of Warrants
	Warrants - 0.0%
243	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants
	(Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 5.6%
	Federal Home Loan Bank
$12,831	0.00%, due 12/01/11	12,831
	U.S. Treasury Bills
1,718,000	0.00%, due 12/01/11	1,718,000
1,000,000	0.00%, due 02/23/12	1,000,000
2,244,000	0.00%, due 03/01/12	2,243,972
	Total U.S. Government & Agency Securities (Cost $4,974,803)	4,974,803

	Repurchase Agreements (a)(b) - 15.8%
14,124,177	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $14,124,216	14,124,177
	Total Repurchase Agreements (Cost $14,124,177)	14,124,177

	Total Investment Securities
	(Cost $86,305,252) — 94.6%	84,541,893
	Other assets less liabilities — 5.4%	4,840,232
	Net Assets — 100.0%	$89,382,125

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $226 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $68,923,330.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,820,967
Aggregate gross unrealized depreciation	(3,598,953)
Net unrealized depreciation	$(1,777,986)
Federal income tax cost of investments	$86,319,879

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation

E-Mini Russell 2000 Futures Contracts	252	12/16/11	$18,562,320	$1,100,062

Cash collateral in the amount of $1,688,400 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

See accompanying notes to the financial statements.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Citibank, N.A., based on the Russell 2000® Index	$71,227,904	$(842,534)

Equity Index Swap Agreement with Credit Suisse International, based on the Russell 2000® Index	24,780,074	(228,584)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Index	51,541,936	(2,418,782)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000® Index	27,226,549	232,524

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Index	3,237,316	(112,867)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Index	6,123,229	929,176

		$(2,441,067)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) - 55.8%
	Consumer Discretionary - 5.0%

11	Aaron’s, Inc.	$289
6	Abercrombie & Fitch Co., Class A	287
100	American Eagle Outfitters, Inc.	1,391
46	Autoliv, Inc.	2,451
10	AutoNation, Inc.*	361
2	Bally Technologies, Inc.*	77
152	Best Buy Co., Inc.	4,118
22	Big Lots, Inc.*	882
3	Brinker International, Inc.	72
32	Career Education Corp.*	226
97	CarMax, Inc.*	2,790
220	Carnival Corp.	7,304
291	CBS Corp., Class B	7,578
30	Chico’s FAS, Inc.	312
14	Choice Hotels International, Inc.	502
21	Clear Channel Outdoor Holdings, Inc., Class A*	237
801	Comcast Corp., Class A	18,159
144	D.R. Horton, Inc.	1,715
7	DeVry, Inc.	242
16	Dillard’s, Inc., Class A	752
26	DISH Network Corp., Class A	639
37	DreamWorks Animation SKG, Inc., Class A*	687
1	DSW, Inc., Class A	45
2	Dunkin’ Brands Group, Inc.*	51
20	Education Management Corp.*	446
41	Expedia, Inc.	1,140
10	Federal-Mogul Corp.*	146
80	Foot Locker, Inc.	1,887
842	Ford Motor Co.*	8,925
73	GameStop Corp., Class A*	1,688
124	Gannett Co., Inc.	1,347
182	Gap, Inc. (The)	3,402
52	Garmin Ltd.	1,903
391	General Motors Co.*	8,324
59	Genuine Parts Co.	3,451
65	H&R Block, Inc.	1,022
12	Harman International Industries, Inc.	496
327	Home Depot, Inc. (The)	12,825
2	HomeAway, Inc.*	52
22	Hyatt Hotels Corp., Class A*	785
75	International Game Technology	1,279
158	Interpublic Group of Cos., Inc. (The)	1,482
85	J.C. Penney Co., Inc.	2,723
47	Jarden Corp.	1,464
261	Johnson Controls, Inc.	8,216
21	Kohl’s Corp.	1,130
21	Lamar Advertising Co., Class A*	510
54	Lear Corp.	2,264
18	Leggett & Platt, Inc.	403
82	Lennar Corp., Class A	1,510
310	Liberty Interactive Corp., Class A*	5,041
61	Liberty Media Corp. - Liberty Capital, Class A*	4,637
670	Lowe’s Cos., Inc.	16,087
192	Macy’s, Inc.	6,207
31	Madison Square Garden Co. (The), Class A*	903
46	Mattel, Inc.	1,325
28	McGraw-Hill Cos., Inc. (The)	1,196
141	MGM Resorts International*	1,451
29	Mohawk Industries, Inc.*	1,582
150	Newell Rubbermaid, Inc.	2,295
1,182	News Corp., Class A	20,614
3	NVR, Inc.*	2,009
4	Pandora Media, Inc.*	41
35	Penn National Gaming, Inc.*	1,299
176	PulteGroup, Inc.*	1,075
26	PVH Corp.	1,765
51	RadioShack Corp.	585
28	Regal Entertainment Group, Class A	399
31	Royal Caribbean Cruises Ltd.	859
4	Sally Beauty Holdings, Inc.*	80
20	Sears Holdings Corp.*	1,207
123	Service Corp. International	1,261
45	Signet Jewelers Ltd.	1,993
367	Staples, Inc.	5,288
336	Target Corp.	17,707
102	Thomson Reuters Corp.	2,761
23	Thor Industries, Inc.	557
551	Time Warner, Inc.	19,186
76	Toll Brothers, Inc.*	1,544
52	TRW Automotive Holdings Corp.*	1,698
45	VF Corp.	6,241
25	Visteon Corp.*	1,399
973	Walt Disney Co. (The)	34,882
3	Washington Post Co. (The), Class B	1,077
154	Wendy’s Co. (The)	764
39	Whirlpool Corp.	1,913
26	Williams-Sonoma, Inc.	982
29	WMS Industries, Inc.*	608
88	Wyndham Worldwide Corp.	3,120
		293,625
	Consumer Staples - 4.5%

274	Altria Group, Inc.	7,861
348	Archer-Daniels-Midland Co.	10,482
79	Beam, Inc.	4,149
8	Brown-Forman Corp., Class B	638
56	Bunge Ltd.	3,500
22	Campbell Soup Co.	717
31	Church & Dwight Co., Inc.	1,372
65	Clorox Co. (The)	4,222
39	Coca-Cola Enterprises, Inc.	1,019
25	Colgate-Palmolive Co.	2,288
184	ConAgra Foods, Inc.	4,648
94	Constellation Brands, Inc., Class A*	1,830
8	Corn Products International, Inc.	416
698	CVS Caremark Corp.	27,110
94	Dean Foods Co.*	955
36	Energizer Holdings, Inc.*	2,602
81	General Mills, Inc.	3,236
69	H. J. Heinz Co.	3,633
20	Hershey Co. (The)	1,154
33	Hormel Foods Corp.	994
60	J.M. Smucker Co. (The)	4,559
8	Kellogg Co.	393
25	Kimberly-Clark Corp.	1,787
851	Kraft Foods, Inc., Class A	30,764
78	Kroger Co. (The)	1,808
70	Lorillard, Inc.	7,813
22	McCormick & Co., Inc. (Non-Voting)	1,071
86	Mead Johnson Nutrition Co.	6,481
69	Molson Coors Brewing Co., Class B	2,801
87	Philip Morris International, Inc.	6,633
1,341	Procter & Gamble Co. (The)	86,588
28	Ralcorp Holdings, Inc.*	2,277
120	Reynolds American, Inc.	5,023
182	Safeway, Inc.	3,640
51	Sara Lee Corp.	967
86	Smithfield Foods, Inc.*	2,106

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
109	SUPERVALU, Inc.	$801
155	Tyson Foods, Inc., Class A	3,122
26	Walgreen Co.	877
219	Wal-Mart Stores, Inc.	12,899
		265,236
	Energy - 7.1%

51	Alpha Natural Resources, Inc.*	1,224
217	Anadarko Petroleum Corp.	17,636
141	Apache Corp.	14,021
97	Arch Coal, Inc.	1,590
21	Atwood Oceanics, Inc.*	861
135	Baker Hughes, Inc.	7,372
33	Cameron International Corp.*	1,782
339	Chesapeake Energy Corp.	8,590
976	Chevron Corp.	100,352
32	Cimarex Energy Co.	2,147
4	Cobalt International Energy, Inc.*	43
728	ConocoPhillips	51,921
35	Denbury Resources, Inc.*	592
218	Devon Energy Corp.	14,270
19	Diamond Offshore Drilling, Inc.	1,143
23	El Paso Corp.	575
37	Energen Corp.	1,877
42	EQT Corp.	2,604
6	EXCO Resources, Inc.	71
665	Exxon Mobil Corp.	53,493
13	Forest Oil Corp.*	209
4	Helmerich & Payne, Inc.	228
156	Hess Corp.	9,394
28	Kinder Morgan, Inc.	826
3	Kosmos Energy Ltd.*	40
367	Marathon Oil Corp.	10,261
183	Marathon Petroleum Corp.	6,110
15	McDermott International, Inc.*	170
84	Murphy Oil Corp.	4,697
148	Nabors Industries Ltd.*	2,655
218	National Oilwell Varco, Inc.	15,631
29	Newfield Exploration Co.*	1,328
73	Noble Energy, Inc.	7,183
298	Occidental Petroleum Corp.	29,472
4	Oil States International, Inc.*	301
71	Patterson-UTI Energy, Inc.	1,492
11	Pioneer Natural Resources Co.	1,040
73	Plains Exploration & Production Co.*	2,597
20	QEP Resources, Inc.	653
57	Quicksilver Resources, Inc.*	462
55	Rowan Cos., Inc.*	1,865
11	SEACOR Holdings, Inc.	954
6	SM Energy Co.	477
64	Southern Union Co.	2,638
335	Spectra Energy Corp.	9,856
56	Sunoco, Inc.	2,173
21	Teekay Corp.	580
74	Tesoro Corp.*	1,768
25	Tidewater, Inc.	1,260
22	Unit Corp.*	1,114
294	Valero Energy Corp.	6,547
303	Williams Cos., Inc. (The)	9,781
		415,926
	Financials - 13.6%

174	ACE Ltd.	12,098
8	Affiliated Managers Group, Inc.*	757
241	Aflac, Inc.	10,469
32	Alexandria Real Estate Equities, Inc. (REIT)	2,098
3	Alleghany Corp.*	864
20	Allied World Assurance Co. Holdings AG	1,190
269	Allstate Corp. (The)	7,206
92	American Capital Agency Corp. (REIT)	2,639
182	American Capital Ltd.*	1,268
214	American Express Co.	10,281
41	American Financial Group, Inc./OH	1,476
228	American International Group, Inc.*	5,315
4	American National Insurance Co.	287
125	Ameriprise Financial, Inc.	5,739
490	Annaly Capital Management, Inc. (REIT)	7,874
170	Aon Corp.	7,815
20	Apartment Investment & Management Co., Class A (REIT)	436
68	Arch Capital Group Ltd.*	2,568
105	Ares Capital Corp.	1,634
57	Arthur J. Gallagher & Co.	1,766
36	Aspen Insurance Holdings Ltd.	955
89	Associated Banc-Corp	926
50	Assurant, Inc.	1,962
95	Assured Guaranty Ltd.	921
48	AvalonBay Communities, Inc. (REIT)	5,993
67	Axis Capital Holdings Ltd.	2,139
5,218	Bank of America Corp.	28,386
25	Bank of Hawaii Corp.	1,064
639	Bank of New York Mellon Corp. (The)	12,435
17	BankUnited, Inc.	369
359	BB&T Corp.	8,318
901	Berkshire Hathaway, Inc., Class B*	70,963
22	BlackRock, Inc.	3,785
13	BOK Financial Corp.	713
13	Boston Properties, Inc. (REIT)	1,240
70	Brandywine Realty Trust (REIT)	610
38	BRE Properties, Inc. (REIT)	1,849
60	Brown & Brown, Inc.	1,252
10	Camden Property Trust (REIT)	577
236	Capital One Financial Corp.	10,540
166	CapitalSource, Inc.	1,071
86	Capitol Federal Financial, Inc.	973
529	Chimera Investment Corp. (REIT)	1,412
151	Chubb Corp. (The)	10,183
75	Cincinnati Financial Corp.	2,224
103	CIT Group, Inc.*	3,488
1,496	Citigroup, Inc.	41,110
24	City National Corp./CA	1,018
35	CME Group, Inc.	8,725
14	CNA Financial Corp.	366
103	Comerica, Inc.	2,598
40	Commerce Bancshares, Inc./MO	1,485
43	CommonWealth REIT (REIT)	720
25	Corporate Office Properties Trust (REIT)	521
27	Cullen/Frost Bankers, Inc.	1,365
111	DDR Corp. (REIT)	1,298
253	Discover Financial Services	6,026
64	Douglas Emmett, Inc. (REIT)	1,151
130	Duke Realty Corp. (REIT)	1,508
129	E*Trade Financial Corp.*	1,184
77	East West Bancorp, Inc.	1,507
21	Endurance Specialty Holdings Ltd.	760
141	Equity Residential (REIT)	7,782
7	Essex Property Trust, Inc. (REIT)	930
24	Everest Re Group Ltd.	2,105

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
8	Federal Realty Investment Trust (REIT)	$707
9	Federated Investors, Inc., Class B	143
115	Fidelity National Financial, Inc., Class A	1,825
473	Fifth Third Bancorp	5,719
3	First Citizens BancShares, Inc./NC, Class A	515
136	First Horizon National Corp.	1,047
156	First Niagara Financial Group, Inc.	1,373
38	First Republic Bank*	1,078
71	Forest City Enterprises, Inc., Class A*	862
103	Fulton Financial Corp.	964
290	General Growth Properties, Inc. (REIT)	4,083
253	Genworth Financial, Inc., Class A*	1,667
267	Goldman Sachs Group, Inc. (The)	25,595
23	Hanover Insurance Group, Inc. (The)	830
229	Hartford Financial Services Group, Inc.	4,067
59	HCC Insurance Holdings, Inc.	1,586
209	HCP, Inc. (REIT)	8,078
91	Health Care REIT, Inc. (REIT)	4,565
64	Hospitality Properties Trust (REIT)	1,410
353	Host Hotels & Resorts, Inc. (REIT)	4,995
11	Howard Hughes Corp. (The)*	508
219	Hudson City Bancorp, Inc.	1,224
445	Huntington Bancshares, Inc./OH	2,336
19	Interactive Brokers Group, Inc., Class A	282
238	Invesco Ltd.	4,819
96	Janus Capital Group, Inc.	634
70	Jefferies Group, Inc.	801
5	Jones Lang LaSalle, Inc.	322
2,046	JPMorgan Chase & Co.	63,365
26	Kemper Corp.	716
490	KeyCorp	3,572
210	Kimco Realty Corp. (REIT)	3,312
77	Legg Mason, Inc.	2,043
102	Leucadia National Corp.	2,389
59	Liberty Property Trust (REIT)	1,759
161	Lincoln National Corp.	3,249
163	Loews Corp.	6,264
3	LPL Investment Holdings, Inc.*	90
65	M&T Bank Corp.	4,744
43	Macerich Co. (The) (REIT)	2,154
45	Mack-Cali Realty Corp. (REIT)	1,147
5	Markel Corp.*	2,007
282	Marsh & McLennan Cos., Inc.	8,514
76	MBIA, Inc.*	737
14	Mercury General Corp.	630
423	MetLife, Inc.	13,316
795	Morgan Stanley	11,758
56	NASDAQ OMX Group, Inc. (The)*	1,470
225	New York Community Bancorp, Inc.	2,709
112	Northern Trust Corp.	4,215
93	NYSE Euronext	2,656
134	Old Republic International Corp.	1,101
35	PartnerRe Ltd.	2,300
158	People’s United Financial, Inc.	1,967
89	Piedmont Office Realty Trust, Inc., Class A (REIT)	1,481
33	Plum Creek Timber Co., Inc. (REIT)	1,216
271	PNC Financial Services Group, Inc.	14,691
527	Popular, Inc.*	785
165	Principal Financial Group, Inc.	3,981
320	Progressive Corp. (The)	6,035
236	ProLogis, Inc. (REIT)	6,565
44	Protective Life Corp.	976
250	Prudential Financial, Inc.	12,660
4	Public Storage (REIT)	528
52	Raymond James Financial, Inc.	1,550
69	Realty Income Corp. (REIT)	2,336
46	Regency Centers Corp. (REIT)	1,709
647	Regions Financial Corp.	2,659
38	Reinsurance Group of America, Inc.	1,957
27	RenaissanceRe Holdings Ltd.	1,983
84	Senior Housing Properties Trust (REIT)	1,840
28	Simon Property Group, Inc. (REIT)	3,481
46	SL Green Realty Corp. (REIT)	3,029
272	SLM Corp.	3,503
34	St. Joe Co. (The)*	489
23	StanCorp Financial Group, Inc.	811
260	State Street Corp.	10,309
276	SunTrust Banks, Inc.	5,004
404	Synovus Financial Corp.	602
29	Taubman Centers, Inc. (REIT)	1,808
82	TCF Financial Corp.	825
41	TFS Financial Corp.*	380
54	Torchmark Corp.	2,300
32	Transatlantic Holdings, Inc.	1,748
216	Travelers Cos., Inc. (The)	12,150
992	U.S. Bancorp	25,713
103	UDR, Inc. (REIT)	2,420
158	Unum Group	3,557
34	Validus Holdings Ltd.	1,023
87	Valley National Bancorp	1,027
51	Ventas, Inc. (REIT)	2,691
84	Vornado Realty Trust (REIT)	6,254
59	W. R. Berkley Corp.	2,012
57	Washington Federal, Inc.	742
62	Weingarten Realty Investors (REIT)	1,283
2,356	Wells Fargo & Co.	60,926
197	Weyerhaeuser Co. (REIT)	3,308
4	White Mountains Insurance Group Ltd.	1,698
159	XL Group plc	3,279
95	Zions Bancorp.	1,528
		797,358
	Health Care - 7.0%

49	Abbott Laboratories	2,673
195	Aetna, Inc.	8,155
44	Alere, Inc.*	1,029
19	Allscripts Healthcare Solutions, Inc.*	370
8	AMERIGROUP Corp.*	457
453	Amgen, Inc.	26,233
29	Baxter International, Inc.	1,498
10	Bio-Rad Laboratories, Inc., Class A*	943
787	Boston Scientific Corp.*	4,643
878	Bristol-Myers Squibb Co.	28,728
7	Brookdale Senior Living, Inc.*	109
90	Cardinal Health, Inc.	3,821
79	CareFusion Corp.*	1,958
139	Cigna Corp.	6,148
49	Community Health Systems, Inc.*	974
17	Cooper Cos., Inc. (The)	1,041
76	Coventry Health Care, Inc.*	2,427
119	Covidien plc	5,420
43	DENTSPLY International, Inc.	1,553
352	Eli Lilly & Co.	13,323
147	Forest Laboratories, Inc.*	4,404
23	HCA Holdings, Inc.*	561

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
47	Health Net, Inc.*	$1,464
22	Henry Schein, Inc.*	1,416
3	Hill-Rom Holdings, Inc.	95
135	Hologic, Inc.*	2,377
14	Hospira, Inc.*	395
87	Humana, Inc.	7,715
1,124	Johnson & Johnson	72,745
84	Life Technologies Corp.*	3,253
27	LifePoint Hospitals, Inc.*	1,059
75	Medtronic, Inc.	2,732
1,589	Merck & Co., Inc.	56,807
21	Mylan, Inc.*	410
60	Omnicare, Inc.	1,957
32	Patterson Cos., Inc.	965
58	PerkinElmer, Inc.	1,097
4,068	Pfizer, Inc.	81,645
120	QIAGEN N.V.*	1,789
7	Quest Diagnostics, Inc.	411
21	Teleflex, Inc.	1,279
225	Tenet Healthcare Corp.*	1,046
197	Thermo Fisher Scientific, Inc.*	9,308
558	UnitedHealth Group, Inc.	27,214
45	VCA Antech, Inc.*	885
12	Vertex Pharmaceuticals, Inc.*	348
8	Warner Chilcott plc, Class A*	126
4	Watson Pharmaceuticals, Inc.*	259
189	WellPoint, Inc.	13,334
99	Zimmer Holdings, Inc.*	5,004
		413,603
	Industrials - 5.1%

43	3M Co.	3,485
34	AECOM Technology Corp.*	729
49	AGCO Corp.*	2,242
18	Air Lease Corp.*	404
21	Alexander & Baldwin, Inc.	796
16	Alliant Techsystems, Inc.	941
91	AMR Corp.*	29
10	Armstrong World Industries, Inc.	397
52	Avery Dennison Corp.	1,363
3	BE Aerospace, Inc.*	117
43	Boeing Co. (The)	2,954
29	Carlisle Cos., Inc.	1,293
22	Chicago Bridge & Iron Co. N.V. (NY Shares)	910
58	Cintas Corp.	1,763
14	CNH Global N.V.*	556
26	Con-way, Inc.	730
29	Cooper Industries plc	1,610
4	Copa Holdings S.A., Class A	258
55	Corrections Corp. of America*	1,155
55	Covanta Holding Corp.	821
25	Crane Co.	1,200
174	Delta Air Lines, Inc.*	1,413
21	Dover Corp.	1,154
109	Eaton Corp.	4,895
60	Equifax, Inc.	2,229
95	Exelis, Inc.	849
153	FedEx Corp.	12,711
3	Flowserve Corp.	308
79	Fortune Brands Home & Security, Inc.*	1,318
24	GATX Corp.	1,025
13	General Cable Corp.*	345
171	General Dynamics Corp.	11,296
5,461	General Electric Co.	86,885
38	Goodrich Corp.	4,636
63	GrafTech International Ltd.*	910
38	Harsco Corp.	784
31	Hubbell, Inc., Class B	2,028
25	Huntington Ingalls Industries, Inc.*	794
4	IDEX Corp.	146
15	Illinois Tool Works, Inc.	682
35	Ingersoll-Rand plc	1,159
47	ITT Corp.	948
65	Jacobs Engineering Group, Inc.*	2,700
14	Kansas City Southern*	952
12	KAR Auction Services, Inc.*	158
73	KBR, Inc.	2,110
37	Kennametal, Inc.	1,410
8	Kirby Corp.*	514
55	L-3 Communications Holdings, Inc.	3,647
17	Lincoln Electric Holdings, Inc.	671
19	Lockheed Martin Corp.	1,485
42	Manpower, Inc.	1,538
17	Navistar International Corp.*	633
6	Nielsen Holdings N.V.*	174
182	Norfolk Southern Corp.	13,748
143	Northrop Grumman Corp.	8,161
47	Oshkosh Corp.*	964
64	Owens Corning*	1,837
46	Parker Hannifin Corp.	3,808
51	Pentair, Inc.	1,940
94	Pitney Bowes, Inc.	1,751
111	Quanta Services, Inc.*	2,285
97	R.R. Donnelley & Sons Co.	1,457
183	Raytheon Co.	8,339
20	Regal-Beloit Corp.	1,053
165	Republic Services, Inc.	4,529
26	Ryder System, Inc.	1,359
37	Shaw Group, Inc. (The)*	918
25	Snap-on, Inc.	1,283
336	Southwest Airlines Co.	2,816
48	Spirit Aerosystems Holdings, Inc., Class A*	936
19	SPX Corp.	1,205
87	Stanley Black & Decker, Inc.	5,692
56	Terex Corp.*	864
134	Textron, Inc.	2,604
20	Thomas & Betts Corp.*	1,040
7	Timken Co.	294
23	Towers Watson & Co., Class A	1,499
41	Trinity Industries, Inc.	1,172
241	Tyco International Ltd.	11,558
211	Union Pacific Corp.	21,820
25	United Continental Holdings, Inc.*	449
25	United Technologies Corp.	1,915
40	URS Corp.*	1,446
5	UTi Worldwide, Inc.	78
10	Verisk Analytics, Inc., Class A*	393
7	Waste Connections, Inc.	229
244	Waste Management, Inc.	7,637
12	WESCO International, Inc.*	612
95	Xylem, Inc./NY	2,271
		296,222
	Information Technology - 5.1%

218	Activision Blizzard, Inc.	2,708
9	Akamai Technologies, Inc.*	260
96	Amdocs Ltd.*	2,711
55	AOL, Inc.*	789
636	Applied Materials, Inc.	6,856
51	Arrow Electronics, Inc.*	1,865
15	Atmel Corp.*	133

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
79	Avnet, Inc.*	$2,353
25	AVX Corp.	324
6	Booz Allen Hamilton Holding Corp.*	84
4	Broadridge Financial Solutions, Inc.	90
243	Brocade Communications Systems, Inc.*	1,307
198	CA, Inc.	4,198
2,832	Cisco Systems, Inc.	52,788
80	Computer Sciences Corp.	1,954
30	Compuware Corp.*	248
50	CoreLogic, Inc.*	664
808	Corning, Inc.	10,722
53	Cree, Inc.*	1,319
223	Dell, Inc.*	3,514
34	Diebold, Inc.	1,026
15	DST Systems, Inc.	713
269	eBay, Inc.*	7,960
20	EchoStar Corp., Class A*	440
66	Fairchild Semiconductor International, Inc.*	855
135	Fidelity National Information Services, Inc.	3,252
15	Fiserv, Inc.*	865
8	Freescale Semiconductor Holdings I Ltd.*	101
4	Fusion-io, Inc.*	134
15	Genpact Ltd.*	234
45	Harris Corp.	1,602
1,023	Hewlett-Packard Co.	28,593
39	IAC/InterActiveCorp	1,633
83	Ingram Micro, Inc., Class A*	1,495
2,730	Intel Corp.	68,004
36	International Rectifier Corp.*	757
32	Intersil Corp., Class A	340
21	Itron, Inc.*	744
17	Jabil Circuit, Inc.	345
20	KLA-Tencor Corp.	922
41	Lexmark International, Inc., Class A	1,372
206	LSI Corp.*	1,158
262	Marvell Technology Group Ltd.*	3,699
48	MEMC Electronic Materials, Inc.*	200
447	Micron Technology, Inc.*	2,678
70	Molex, Inc.	1,746
67	Monster Worldwide, Inc.*	490
134	Motorola Mobility Holdings, Inc.*	5,226
155	Motorola Solutions, Inc.	7,234
17	NCR Corp.*	297
36	Novellus Systems, Inc.*	1,246
13	Paychex, Inc.	378
113	PMC-Sierra, Inc.*	632
10	QLogic Corp.*	149
101	SAIC, Inc.*	1,217
123	SanDisk Corp.*	6,065
2	Silicon Laboratories, Inc.*	86
51	SunPower Corp.*	399
70	Synopsys, Inc.*	1,958
22	Tech Data Corp.*	1,083
187	Tellabs, Inc.	742
95	Teradyne, Inc.*	1,279
218	Texas Instruments, Inc.	6,562
83	Total System Services, Inc.	1,663
182	Visa, Inc., Class A	17,649
74	Vishay Intertechnology, Inc.*	732
120	Western Digital Corp.*	3,488
721	Xerox Corp.	5,876
671	Yahoo!, Inc.*	10,541
		300,747
	Materials - 1.5%

45	AK Steel Holding Corp.	381
548	Alcoa, Inc.	5,491
35	Aptargroup, Inc.	1,778
41	Ashland, Inc.	2,280
54	Bemis Co., Inc.	1,592
34	Cabot Corp.	1,128
6	CF Industries Holdings, Inc.	839
59	Commercial Metals Co.	825
25	Cytec Industries, Inc.	1,179
21	Domtar Corp.	1,649
605	Dow Chemical Co. (The)	16,765
20	Greif, Inc., Class A	932
80	Huntsman Corp.	874
177	International Paper Co.	5,027
150	LyondellBasell Industries N.V., Class A	4,901
12	Martin Marietta Materials, Inc.	939
87	MeadWestvaco Corp.	2,597
250	Newmont Mining Corp.	17,220
163	Nucor Corp.	6,427
84	Owens-Illinois, Inc.*	1,641
5	Packaging Corp. of America	130
33	Reliance Steel & Aluminum Co.	1,621
2	Rockwood Holdings, Inc.*	89
67	RPM International, Inc.	1,581
8	Schnitzer Steel Industries, Inc., Class A	371
3	Scotts Miracle-Gro Co. (The), Class A	132
99	Sealed Air Corp.	1,744
51	Sonoco Products Co.	1,657
30	Steel Dynamics, Inc.	395
41	Temple-Inland, Inc.	1,305
21	Titanium Metals Corp.	327
74	United States Steel Corp.	2,020
43	Valspar Corp.	1,586
66	Vulcan Materials Co.	2,141
8	Westlake Chemical Corp.	336
4	WR Grace & Co.*	167
		90,067
	Telecommunication Services - 2.6%

3,049	AT&T, Inc.	88,360
315	CenturyLink, Inc.	11,819
13	Clearwire Corp., Class A*	23
512	Frontier Communications Corp.	2,929
65	Level 3 Communications, Inc.*	1,340
11	NII Holdings, Inc.*	253
1,540	Sprint Nextel Corp.*	4,158
47	Telephone & Data Systems, Inc.	1,268
11	tw telecom, inc.*	207
7	United States Cellular Corp.*	306
1,128	Verizon Communications, Inc.	42,559
117	Windstream Corp.	1,376
		154,598
	Utilities - 4.3%

338	AES Corp. (The)*	4,083
40	AGL Resources, Inc.	1,649
57	Alliant Energy Corp.	2,406
124	Ameren Corp.	4,192
248	American Electric Power Co., Inc.	9,841
90	American Water Works Co., Inc.	2,796
64	Aqua America, Inc.	1,402
47	Atmos Energy Corp.	1,608
181	Calpine Corp.*	2,722

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
219	CenterPoint Energy, Inc.	$4,358
130	CMS Energy Corp.	2,720
151	Consolidated Edison, Inc.	8,972
96	Constellation Energy Group, Inc.	3,855
296	Dominion Resources, Inc.	15,280
87	DTE Energy Co.	4,581
686	Duke Energy Corp.	14,303
168	Edison International	6,604
92	Entergy Corp.	6,473
341	Exelon Corp.	15,110
215	FirstEnergy Corp.	9,561
397	GenOn Energy, Inc.*	1,080
70	Great Plains Energy, Inc.	1,473
49	Hawaiian Electric Industries, Inc.	1,270
40	Integrys Energy Group, Inc.	2,060
97	MDU Resources Group, Inc.	2,083
36	National Fuel Gas Co.	2,086
217	NextEra Energy, Inc.	12,030
144	NiSource, Inc.	3,299
91	Northeast Utilities	3,149
124	NRG Energy, Inc.*	2,440
53	NSTAR	2,411
121	NV Energy, Inc.	1,856
50	OGE Energy Corp.	2,648
51	ONEOK, Inc.	4,241
116	Pepco Holdings, Inc.	2,294
205	PG&E Corp.	7,962
56	Pinnacle West Capital Corp.	2,655
297	PPL Corp.	8,916
152	Progress Energy, Inc.	8,266
260	Public Service Enterprise Group, Inc.	8,564
91	Questar Corp.	1,756
59	SCANA Corp.	2,574
123	Sempra Energy	6,542
437	Southern Co. (The)	19,189
111	TECO Energy, Inc.	2,085
57	UGI Corp.	1,708
42	Vectren Corp.	1,222
59	Westar Energy, Inc.	1,630
120	Wisconsin Energy Corp.	3,982
249	Xcel Energy, Inc.	6,546
		250,533
	Total Common Stocks (Cost $3,215,700)	3,277,915

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$2,347	0.00%, due 12/01/11	2,347
	Total U.S. Government & Agency Security (Cost $2,347)	2,347
	Repurchase Agreements (a)(b) - 25.0%
1,467,777	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,467,780	1,467,777
	Total Repurchase Agreements (Cost $1,467,777)	1,467,777

	Total Investment Securities (Cost $4,685,824) — 80.8%	4,748,039
	Other assets less liabilities — 19.2%	1,128,541
	Net Assets — 100.0%	$5,876,580

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $1,660,995.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,330
Aggregate gross unrealized depreciation	(216,966)
Net unrealized depreciation	$(139,636)
Federal income tax cost of investments	$4,887,675

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell1000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Value Index	$182,088	$(1,752)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Value Index	1,997,056	(59,663)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Value Index	3,408,380	372,723

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Value Index	2,883,311	142,254

		$453,562

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) - 66.5%
	Consumer Discretionary - 9.5%

90	Aaron’s, Inc.	$2,367
117	Abercrombie & Fitch Co., Class A	5,605
114	Advance Auto Parts, Inc.	7,891
561	Amazon.com, Inc.*	107,875
84	AMC Networks, Inc., Class A*	3,024
172	Apollo Group, Inc., Class A*	8,339
30	AutoNation, Inc.*	1,083
41	AutoZone, Inc.*	13,464
62	Bally Technologies, Inc.*	2,377
385	Bed Bath & Beyond, Inc.*	23,296
35	Big Lots, Inc.*	1,404
169	BorgWarner, Inc.*	11,140
121	Brinker International, Inc.	2,914
336	Cablevision Systems Corp., Class A	5,040
58	CarMax, Inc.*	1,668
160	CBS Corp., Class B	4,166
89	Charter Communications, Inc., Class A*	4,705
181	Chico’s FAS, Inc.	1,882
48	Chipotle Mexican Grill, Inc.*	15,435
4	Choice Hotels International, Inc.	144
454	Coach, Inc.	28,416
1,857	Comcast Corp., Class A	42,098
211	Darden Restaurants, Inc.	10,067
60	Deckers Outdoor Corp.*	6,537
86	DeVry, Inc.	2,968
145	Dick’s Sporting Goods, Inc.*	5,700
1,186	DIRECTV, Class A*	56,003
430	Discovery Communications, Inc., Class A*	18,051
232	DISH Network Corp., Class A	5,700
153	Dollar General Corp.*	6,207
189	Dollar Tree, Inc.*	15,402
31	DSW, Inc., Class A	1,395
34	Dunkin’ Brands Group, Inc.*	860
176	Expedia, Inc.	4,895
189	Family Dollar Stores, Inc.	11,230
3,229	Ford Motor Co.*	34,227
81	Fossil, Inc.*	7,257
11	Garmin Ltd.	403
220	Gentex Corp.	6,486
66	Genuine Parts Co.	3,861
377	Goodyear Tire & Rubber Co. (The)*	5,274
100	Guess?, Inc.	2,812
277	H&R Block, Inc.	4,357
149	Hanesbrands, Inc.*	3,670
365	Harley-Davidson, Inc.	13,421
71	Harman International Industries, Inc.	2,932
188	Hasbro, Inc.	6,732
1,489	Home Depot, Inc. (The)	58,399
8	HomeAway, Inc.*	209
3	Hyatt Hotels Corp., Class A*	107
238	International Game Technology	4,060
282	Interpublic Group of Cos., Inc. (The)	2,645
41	ITT Educational Services, Inc.*	2,253
72	John Wiley & Sons, Inc., Class A	3,463
265	Johnson Controls, Inc.	8,342
352	Kohl’s Corp.	18,938
27	Lamar Advertising Co., Class A*	656
606	Las Vegas Sands Corp.*	28,306
166	Leggett & Platt, Inc.	3,715
428	Liberty Global, Inc., Class A*	16,859
385	Limited Brands, Inc.	16,297
225	LKQ Corp.*	6,869
82	Macy’s, Inc.	2,651
401	Marriott International, Inc., Class A	12,279
40	Marriott Vacations Worldwide Corp.*	641
399	Mattel, Inc.	11,495
1,603	McDonald’s Corp.	153,119
387	McGraw-Hill Cos., Inc. (The)	16,525
120	MGM Resorts International*	1,235
38	Morningstar, Inc.	2,290
81	Netflix, Inc.*	5,227
551	NIKE, Inc., Class B	52,995
252	Nordstrom, Inc.	11,411
434	Omnicom Group, Inc.	18,736
213	O’Reilly Automotive, Inc.*	16,452
14	Pandora Media, Inc.*	143
45	Panera Bread Co., Class A*	6,452
175	PetSmart, Inc.	8,444
100	Polaris Industries, Inc.	6,010
77	priceline.com, Inc.*	37,414
14	PVH Corp.	950
97	Ralph Lauren Corp.	13,760
42	Regal Entertainment Group, Class A	599
182	Ross Stores, Inc.	16,214
116	Royal Caribbean Cruises Ltd.	3,214
136	Sally Beauty Holdings, Inc.*	2,734
145	Scripps Networks Interactive, Inc., Class A	5,774
6,096	Sirius XM Radio, Inc.*	10,973
1,158	Starbucks Corp.	50,350
301	Starwood Hotels & Resorts Worldwide, Inc.	14,352
56	Target Corp.	2,951
106	Tempur-Pedic International, Inc.*	5,789
83	Tesla Motors, Inc.*	2,717
274	Thomson Reuters Corp.	7,417
197	Tiffany & Co.	13,207
520	Time Warner Cable, Inc.	31,450
596	TJX Cos., Inc.	36,773
112	Tractor Supply Co.	8,090
96	Tupperware Brands Corp.	5,593
70	Ulta Salon Cosmetics & Fragrance, Inc.*	4,874
56	Under Armour, Inc., Class A*	4,554
186	Urban Outfitters, Inc.*	5,018
904	Viacom, Inc., Class B	40,463
490	Virgin Media, Inc.	10,858
4	Visteon Corp.*	224
45	Weight Watchers International, Inc.	2,645
84	Williams-Sonoma, Inc.	3,173
122	Wynn Resorts Ltd.	14,708
719	Yum! Brands, Inc.	40,293
		1,425,134
	Consumer Staples - 8.3%

2,412	Altria Group, Inc.	69,200
665	Avon Products, Inc.	11,305
135	Brown-Forman Corp., Class B	10,774
58	Bunge Ltd.	3,625
207	Campbell Soup Co.	6,748
128	Church & Dwight Co., Inc.	5,664
12	Clorox Co. (The)	779
3,052	Coca-Cola Co. (The)	205,186
385	Coca-Cola Enterprises, Inc.	10,056
681	Colgate-Palmolive Co.	62,311
80	ConAgra Foods, Inc.	2,021
95	Corn Products International, Inc.	4,939
675	Costco Wholesale Corp.	57,577
342	Dr. Pepper Snapple Group, Inc.	12,493

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
174	Estee Lauder Cos., Inc. (The), Class A	$20,529
173	Flowers Foods, Inc.	3,420
744	General Mills, Inc.	29,723
190	Green Mountain Coffee Roasters, Inc.*	9,962
290	H. J. Heinz Co.	15,268
108	Hansen Natural Corp.*	9,958
184	Herbalife Ltd.	10,175
175	Hershey Co. (The)	10,094
113	Hormel Foods Corp.	3,402
355	Kellogg Co.	17,452
532	Kimberly-Clark Corp.	38,022
702	Kroger Co. (The)	16,272
140	McCormick & Co., Inc. (Non-Voting)	6,818
58	Mead Johnson Nutrition Co.	4,371
2,442	PepsiCo, Inc.	156,288
2,486	Philip Morris International, Inc.	189,533
289	Procter & Gamble Co. (The)	18,661
158	Reynolds American, Inc.	6,614
750	Sara Lee Corp.	14,220
901	Sysco Corp.	25,715
1,335	Walgreen Co.	45,016
2,083	Wal-Mart Stores, Inc.	122,689
239	Whole Foods Market, Inc.	16,276
		1,253,156
	Energy - 7.5%

196	Alpha Natural Resources, Inc.*	4,704
117	Anadarko Petroleum Corp.	9,509
171	Apache Corp.	17,004
35	Arch Coal, Inc.	574
25	Atwood Oceanics, Inc.*	1,025
267	Baker Hughes, Inc.	14,581
181	Brigham Exploration Co.*	6,594
161	Cabot Oil & Gas Corp.	14,263
279	Cameron International Corp.*	15,063
30	CARBO Ceramics, Inc.	4,270
177	Chevron Corp.	18,199
35	Cimarex Energy Co.	2,348
170	Cobalt International Energy, Inc.*	1,817
160	Concho Resources, Inc.*	16,259
350	CONSOL Energy, Inc.	14,574
65	Continental Resources, Inc.*	4,588
70	Core Laboratories N.V.	8,123
517	Denbury Resources, Inc.*	8,737
50	Diamond Offshore Drilling, Inc.	3,007
123	Dresser-Rand Group, Inc.*	6,405
1,118	El Paso Corp.	27,961
415	EOG Resources, Inc.	43,052
81	EQT Corp.	5,023
211	EXCO Resources, Inc.	2,513
5,616	Exxon Mobil Corp.	451,751
371	FMC Technologies, Inc.*	19,426
138	Forest Oil Corp.*	2,214
1,413	Halliburton Co.	51,998
136	Helmerich & Payne, Inc.	7,747
295	HollyFrontier Corp.	6,859
180	Kinder Morgan, Inc.	5,310
43	Kosmos Energy Ltd.*	579
317	McDermott International, Inc.*	3,585
46	Murphy Oil Corp.	2,572
120	Newfield Exploration Co.*	5,496
55	Noble Energy, Inc.	5,411
362	Occidental Petroleum Corp.	35,802
168	Oceaneering International, Inc.	7,990
67	Oil States International, Inc.*	5,042
26	Patterson-UTI Energy, Inc.	547
418	Peabody Energy Corp.	16,398
146	Pioneer Natural Resources Co.	13,803
214	QEP Resources, Inc.	6,987
13	Quicksilver Resources, Inc.*	105
248	Range Resources Corp.	17,784
32	Rowan Cos., Inc.*	1,085
66	RPC, Inc.	1,288
633	SandRidge Energy, Inc.*	4,653
2,096	Schlumberger Ltd.	157,892
79	SM Energy Co.	6,280
537	Southwestern Energy Co.*	20,433
123	Superior Energy Services, Inc.*	3,654
5	Tidewater, Inc.	252
236	Ultra Petroleum Corp.*	8,310
181	Whiting Petroleum Corp.*	8,418
		1,129,864
	Financials - 2.5%

57	Affiliated Managers Group, Inc.*	5,390
982	American Express Co.	47,175
125	Apartment Investment & Management Co., Class A (REIT)	2,722
65	BlackRock, Inc.	11,183
185	Boston Properties, Inc. (REIT)	17,645
78	Camden Property Trust (REIT)	4,503
81	CBOE Holdings, Inc.	2,181
451	CBRE Group, Inc.*	7,581
1,618	Charles Schwab Corp. (The)	19,351
35	Corporate Office Properties Trust (REIT)	730
155	Digital Realty Trust, Inc. (REIT)	9,843
83	Discover Financial Services	1,977
183	Eaton Vance Corp.	4,397
33	Equity Residential (REIT)	1,821
43	Erie Indemnity Co., Class A	3,173
28	Essex Property Trust, Inc. (REIT)	3,720
73	Federal Realty Investment Trust (REIT)	6,455
113	Federated Investors, Inc., Class B	1,793
224	Franklin Resources, Inc.	22,584
34	Green Dot Corp., Class A*	1,136
46	Greenhill & Co., Inc.	1,774
74	Hudson City Bancorp, Inc.	414
114	IntercontinentalExchange, Inc.*	13,876
51	Jones Lang LaSalle, Inc.	3,285
171	Lazard Ltd., Class A	4,415
45	LPL Investment Holdings, Inc.*	1,350
72	Macerich Co. (The) (REIT)	3,607
308	Moody’s Corp.	10,691
186	MSCI, Inc., Class A*	6,278
23	NASDAQ OMX Group, Inc. (The)*	604
125	NYSE Euronext	3,570
109	People’s United Financial, Inc.	1,357
151	Plum Creek Timber Co., Inc. (REIT)	5,563
204	Public Storage (REIT)	26,908
188	Rayonier, Inc. (REIT)	7,640
225	SEI Investments Co.	3,780
370	Simon Property Group, Inc. (REIT)	46,006
401	T. Rowe Price Group, Inc.	22,761
338	TD Ameritrade Holding Corp.	5,506
26	UDR, Inc. (REIT)	611
16	Validus Holdings Ltd.	481
238	Ventas, Inc. (REIT)	12,557
31	Vornado Realty Trust (REIT)	2,308

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
133	Waddell & Reed Financial, Inc., Class A	$3,615
532	Wells Fargo & Co.	13,758
241	Weyerhaeuser Co. (REIT)	4,046
		382,121
	Health Care - 7.0%

2,254	Abbott Laboratories	122,956
538	Agilent Technologies, Inc.*	20,175
284	Alexion Pharmaceuticals, Inc.*	19,499
471	Allergan, Inc.	39,432
237	Allscripts Healthcare Solutions, Inc.*	4,612
45	AMERIGROUP Corp.*	2,573
423	AmerisourceBergen Corp.	15,714
202	Amylin Pharmaceuticals, Inc.*	2,182
793	Baxter International, Inc.	40,966
338	Becton, Dickinson and Co.	24,938
373	Biogen Idec, Inc.*	42,876
171	BioMarin Pharmaceutical, Inc.*	5,920
131	Brookdale Senior Living, Inc.*	2,037
131	Bruker Corp.*	1,640
132	C.R. Bard, Inc.	11,509
271	Cardinal Health, Inc.	11,507
108	CareFusion Corp.*	2,676
66	Catalyst Health Solutions, Inc.*	3,433
715	Celgene Corp.*	45,102
220	Cerner Corp.*	13,416
80	Charles River Laboratories International, Inc.*	2,268
19	Cooper Cos., Inc. (The)	1,164
94	Covance, Inc.*	4,316
409	Covidien plc	18,630
148	DaVita, Inc.*	11,275
225	Dendreon Corp.*	1,944
89	DENTSPLY International, Inc.	3,214
177	Edwards Lifesciences Corp.*	11,687
523	Eli Lilly & Co.	19,796
180	Endo Pharmaceuticals Holdings, Inc.*	6,161
754	Express Scripts, Inc.*	34,420
74	Gen-Probe, Inc.*	4,661
1,216	Gilead Sciences, Inc.*	48,458
106	HCA Holdings, Inc.*	2,584
391	Health Management Associates, Inc., Class A*	3,214
75	Henry Schein, Inc.*	4,825
88	Hill-Rom Holdings, Inc.	2,781
217	Hospira, Inc.*	6,117
293	Human Genome Sciences, Inc.*	2,247
89	IDEXX Laboratories, Inc.*	6,692
190	Illumina, Inc.*	5,286
61	Intuitive Surgical, Inc.*	26,487
864	Johnson & Johnson	55,918
155	Laboratory Corp. of America Holdings*	13,287
24	Life Technologies Corp.*	929
137	Lincare Holdings, Inc.	3,247
389	McKesson Corp.	31,630
618	Medco Health Solutions, Inc.*	35,022
74	MEDNAX, Inc.*	4,988
1,427	Medtronic, Inc.	51,986
50	Mettler-Toledo International, Inc.*	7,990
614	Mylan, Inc.*	11,991
132	Myriad Genetics, Inc.*	2,805
63	Patterson Cos., Inc.	1,901
128	Perrigo Co.	12,531
154	Pharmaceutical Product Development, Inc.	5,114
115	Pharmasset, Inc.*	15,064
223	Quest Diagnostics, Inc.	13,081
113	Regeneron Pharmaceuticals, Inc.*	6,714
236	ResMed, Inc.*	6,148
86	Sirona Dental Systems, Inc.*	3,822
508	St. Jude Medical, Inc.	19,527
484	Stryker Corp.	23,634
96	SXC Health Solutions Corp.*	5,647
57	Techne Corp.	3,847
39	Tenet Healthcare Corp.*	181
88	Thoratec Corp.*	2,677
80	United Therapeutics Corp.*	3,273
140	Universal Health Services, Inc., Class B	5,631
181	Varian Medical Systems, Inc.*	11,264
282	Vertex Pharmaceuticals, Inc.*	8,175
239	Warner Chilcott plc, Class A*	3,757
142	Waters Corp.*	11,360
184	Watson Pharmaceuticals, Inc.*	11,890
		1,056,421
	Industrials - 8.5%

969	3M Co.	78,528
82	AECOM Technology Corp.*	1,759
3	Alliant Techsystems, Inc.	177
248	AMETEK, Inc.	10,624
242	AMR Corp.*	77
3	Armstrong World Industries, Inc.	119
10	Avery Dennison Corp.	262
182	Babcock & Wilcox Co. (The)*	4,128
142	BE Aerospace, Inc.*	5,531
1,012	Boeing Co. (The)	69,514
256	C.H. Robinson Worldwide, Inc.	17,539
8	Carlisle Cos., Inc.	357
996	Caterpillar, Inc.	97,488
89	Chicago Bridge & Iron Co. N.V. (NY Shares)	3,680
8	Con-way, Inc.	225
167	Cooper Industries plc	9,274
39	Copa Holdings S.A., Class A	2,518
86	Copart, Inc.*	3,864
11	Covanta Holding Corp.	164
1,703	CSX Corp.	36,972
303	Cummins, Inc.	29,188
848	Danaher Corp.	41,026
648	Deere & Co.	51,354
785	Delta Air Lines, Inc.*	6,374
118	Donaldson Co., Inc.	8,065
224	Dover Corp.	12,313
76	Dun & Bradstreet Corp. (The)	5,310
200	Eaton Corp.	8,982
1,161	Emerson Electric Co.	60,662
10	Equifax, Inc.	371
328	Expeditors International of Washington, Inc.	14,271
455	Fastenal Co.	18,951
28	FedEx Corp.	2,326
78	Flowserve Corp.	8,016
269	Fluor Corp.	14,747
81	Gardner Denver, Inc.	6,943
42	General Cable Corp.*	1,113
79	Goodrich Corp.	9,639
94	Graco, Inc.	4,041
10	GrafTech International Ltd.*	144
11	Harsco Corp.	227

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
378	Hertz Global Holdings, Inc.*	$4,275
1,216	Honeywell International, Inc.	65,846
115	IDEX Corp.	4,193
76	IHS, Inc., Class A*	6,717
644	Illinois Tool Works, Inc.	29,263
406	Ingersoll-Rand plc	13,447
278	Iron Mountain, Inc.	8,443
141	J.B. Hunt Transport Services, Inc.	6,447
162	Joy Global, Inc.	14,787
127	Kansas City Southern*	8,640
9	KAR Auction Services, Inc.*	118
15	KBR, Inc.	434
15	Kennametal, Inc.	572
59	Kirby Corp.*	3,793
74	Landstar System, Inc.	3,424
82	Lennox International, Inc.	2,717
80	Lincoln Electric Holdings, Inc.	3,158
386	Lockheed Martin Corp.	30,166
204	Manitowoc Co., Inc. (The)	2,258
553	Masco Corp.	5,298
68	MSC Industrial Direct Co., Inc., Class A	4,728
61	Navistar International Corp.*	2,271
107	Nielsen Holdings N.V.*	3,108
94	Nordson Corp.	4,424
565	PACCAR, Inc.	22,922
179	Pall Corp.	9,754
96	Parker Hannifin Corp.	7,947
60	Polypore International, Inc.*	2,943
222	Precision Castparts Corp.	36,574
227	Robert Half International, Inc.	6,013
223	Rockwell Automation, Inc.	16,732
238	Rockwell Collins, Inc.	13,066
148	Roper Industries, Inc.	12,608
16	Snap-on, Inc.	821
215	Southwest Airlines Co.	1,802
37	Spirit Aerosystems Holdings, Inc., Class A*	722
22	SPX Corp.	1,395
133	Stericycle, Inc.*	10,776
25	Textron, Inc.	486
20	Thomas & Betts Corp.*	1,040
114	Timken Co.	4,789
48	Toro Co. (The)	2,711
18	Towers Watson & Co., Class A	1,173
77	TransDigm Group, Inc.*	7,424
124	Union Pacific Corp.	12,823
436	United Continental Holdings, Inc.*	7,835
1,135	United Parcel Service, Inc., Class B	81,436
1,337	United Technologies Corp.	102,414
143	UTi Worldwide, Inc.	2,225
35	Valmont Industries, Inc.	2,981
155	Verisk Analytics, Inc., Class A*	6,088
88	W.W. Grainger, Inc.	16,447
104	WABCO Holdings, Inc.*	4,889
154	Waste Connections, Inc.	5,047
31	WESCO International, Inc.*	1,580
75	Westinghouse Air Brake Technologies Corp.	5,119
		1,285,972
	Information Technology - 18.7%

997	Accenture plc, Class A	57,756
83	Acme Packet, Inc.*	2,775
779	Adobe Systems, Inc.*	21,360
949	Advanced Micro Devices, Inc.*	5,400
262	Akamai Technologies, Inc.*	7,574
79	Alliance Data Systems Corp.*	8,090
498	Altera Corp.	18,760
272	Amphenol Corp., Class A	12,330
463	Analog Devices, Inc.	16,140
142	ANSYS, Inc.*	8,800
1,428	Apple, Inc.*	545,782
128	Applied Materials, Inc.	1,380
149	Ariba, Inc.*	4,522
25	Arrow Electronics, Inc.*	914
661	Atmel Corp.*	5,863
355	Autodesk, Inc.*	12,095
772	Automatic Data Processing, Inc.	39,441
295	Avago Technologies Ltd.	8,826
273	BMC Software, Inc.*	9,735
17	Booz Allen Hamilton Holding Corp.*	238
828	Broadcom Corp., Class A*	25,126
180	Broadridge Financial Solutions, Inc.	4,063
415	Cadence Design Systems, Inc.*	4,540
147	Ciena Corp.*	1,780
290	Citrix Systems, Inc.*	20,703
470	Cognizant Technology Solutions Corp., Class A*	31,655
247	Compuware Corp.*	2,040
10	Cree, Inc.*	249
238	Cypress Semiconductor Corp.*	4,539
1,863	Dell, Inc.*	29,361
82	Dolby Laboratories, Inc., Class A*	2,699
8	DST Systems, Inc.	380
972	eBay, Inc.*	28,761
514	Electronic Arts, Inc.*	11,920
3,178	EMC Corp.*	73,126
72	Equinix, Inc.*	7,201
125	F5 Networks, Inc.*	14,129
71	Factset Research Systems, Inc.	6,619
92	First Solar, Inc.*	4,403
178	Fiserv, Inc.*	10,263
23	FleetCor Technologies, Inc.*	653
247	FLIR Systems, Inc.	6,634
185	Fortinet, Inc.*	4,438
42	Freescale Semiconductor Holdings I Ltd.*	532
14	Fusion-io, Inc.*	469
150	Gartner, Inc.*	5,675
151	Genpact Ltd.*	2,351
124	Global Payments, Inc.	5,485
389	Google, Inc., Class A*	233,163
49	Harris Corp.	1,744
163	Informatica Corp.*	7,328
1,871	International Business Machines Corp.	351,748
97	Intersil Corp., Class A	1,031
467	Intuit, Inc.	24,863
43	IPG Photonics Corp.*	1,648
246	Jabil Circuit, Inc.	4,986
350	JDS Uniphase Corp.*	3,843
823	Juniper Networks, Inc.*	18,690
200	KLA-Tencor Corp.	9,220
192	Lam Research Corp.*	7,828
133	Lender Processing Services, Inc.	2,522
352	Linear Technology Corp.	10,782
14	LinkedIn Corp., Class A*	923
267	LSI Corp.*	1,501
166	Mastercard, Inc., Class A	62,175
456	Maxim Integrated Products, Inc.	11,696
211	MEMC Electronic Materials, Inc.*	880
294	Microchip Technology, Inc.	10,264
11,463	Microsoft Corp.	293,224

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
140	National Instruments Corp.	$3,682
193	NCR Corp.*	3,376
568	NetApp, Inc.*	20,919
114	NeuStar, Inc., Class A*	3,846
368	Nuance Communications, Inc.*	9,045
927	NVIDIA Corp.*	14,489
687	ON Semiconductor Corp.*	5,173
5,933	Oracle Corp.	186,000
459	Paychex, Inc.	13,362
21	PMC-Sierra, Inc.*	117
273	Polycom, Inc.*	4,614
132	QLogic Corp.*	1,969
2,579	QUALCOMM, Inc.	141,329
159	Rackspace Hosting, Inc.*	6,897
298	Red Hat, Inc.*	14,924
237	Riverbed Technology, Inc.*	6,162
174	Rovi Corp.*	4,829
143	SAIC, Inc.*	1,723
207	Salesforce.com, Inc.*	24,513
62	Silicon Laboratories, Inc.*	2,680
292	Skyworks Solutions, Inc.*	4,763
109	Solera Holdings, Inc.	5,158
1,167	Symantec Corp.*	19,080
16	Synopsys, Inc.*	448
261	Teradata Corp.*	14,154
1,139	Texas Instruments, Inc.	34,284
256	TIBCO Software, Inc.*	7,014
189	Trimble Navigation Ltd.*	8,142
158	VeriFone Systems, Inc.*	6,928
260	VeriSign, Inc.	8,731
261	Visa, Inc., Class A	25,309
62	Vistaprint N.V.*	2,028
131	VMware, Inc., Class A*	12,665
91	WebMD Health Corp.*	3,296
977	Western Union Co. (The)	17,039
410	Xilinx, Inc.	13,411
84	Zebra Technologies Corp., Class A*	3,180
		2,812,913
	Materials - 3.6%

327	Air Products & Chemicals, Inc.	27,386
121	Airgas, Inc.	9,311
34	AK Steel Holding Corp.	288
142	Albemarle Corp.	7,743
164	Allegheny Technologies, Inc.	8,236
138	Allied Nevada Gold Corp.*	4,953
259	Ball Corp.	9,094
68	Carpenter Technology Corp.	3,682
241	Celanese Corp.	11,204
92	CF Industries Holdings, Inc.	12,862
226	Cliffs Natural Resources, Inc.	15,325
51	Compass Minerals International, Inc.	3,909
241	Crown Holdings, Inc.*	7,787
1,435	E.I. du Pont de Nemours & Co.	68,478
220	Eastman Chemical Co.	8,716
463	Ecolab, Inc.	26,400
111	FMC Corp.	9,315
1,463	Freeport-McMoRan Copper & Gold, Inc.	57,935
58	Huntsman Corp.	634
124	International Flavors & Fragrances, Inc.	6,728
143	International Paper Co.	4,061
81	Intrepid Potash, Inc.*	1,876
34	Kronos Worldwide, Inc.	663
33	LyondellBasell Industries N.V., Class A	1,078
33	Martin Marietta Materials, Inc.	2,583
87	Molycorp, Inc.*	2,945
828	Monsanto Co.	60,817
426	Mosaic Co. (The)	22,476
142	Packaging Corp. of America	3,693
244	PPG Industries, Inc.	21,411
469	Praxair, Inc.	47,838
17	Reliance Steel & Aluminum Co.	835
107	Rock-Tenn Co., Class A	6,233
100	Rockwood Holdings, Inc.*	4,456
84	Royal Gold, Inc.	6,842
10	Schnitzer Steel Industries, Inc., Class A	464
61	Scotts Miracle-Gro Co. (The), Class A	2,689
139	Sherwin-Williams Co. (The)	12,069
188	Sigma-Aldrich Corp.	12,184
76	Silgan Holdings, Inc.	2,959
189	Solutia, Inc.*	3,009
263	Southern Copper Corp.	8,187
246	Steel Dynamics, Inc.	3,242
43	Temple-Inland, Inc.	1,369
70	Titanium Metals Corp.	1,091
19	Valspar Corp.	701
96	Walter Energy, Inc.	6,883
6	Westlake Chemical Corp.	252
102	WR Grace & Co.*	4,250
		547,142
	Telecommunication Services - 0.8%

613	American Tower Corp., Class A*	36,167
240	Clearwire Corp., Class A*	427
449	Crown Castle International Corp.*	19,002
32	Level 3 Communications, Inc.*	660
429	MetroPCS Communications, Inc.*	3,595
230	NII Holdings, Inc.*	5,292
175	SBA Communications Corp., Class A*	7,156
199	tw telecom, inc.*	3,739
988	Verizon Communications, Inc.	37,277
437	Windstream Corp.	5,139
		118,454
	Utilities - 0.1%

22	Aqua America, Inc.	482
79	ITC Holdings Corp.	5,840
19	National Fuel Gas Co.	1,101
12	ONEOK, Inc.	998
		8,421
	Total Common Stocks (Cost $8,054,173)	10,019,598

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$5,477	0.00%, due 12/01/11	5,477
	Total U.S. Government & Agency Security (Cost $5,477)	5,477

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 17.2%
$2,593,337	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,593,344	$2,593,337
	Total Repurchase Agreements (Cost $2,593,337)	2,593,337

	Total Investment Securities (Cost $10,652,987) — 83.8%	12,618,412
	Other assets less liabilities — 16.2%	2,441,299
	Net Assets — 100.0%	$15,059,711

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,372,296.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,085,266
Aggregate gross unrealized depreciation	(758,781)
Net unrealized appreciation	$1,326,485
Federal income tax cost of investments	$11,291,927

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 1000® Growth Index	$258,721	$(2,605)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 1000® Growth Index	5,948,417	(150,629)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 1000® Growth Index	1,187,833	(12,210)

Equity Index Swap Agreement with Societe Generale, based on the Russell 1000® Growth Index	8,902,296	970,044

Equity Index Swap Agreement with UBS AG, based on the Russell 1000® Growth Index	3,799,273	494,891

		$1,299,491

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) - 62.5%
	Consumer Discretionary - 7.0%

51	Aaron’s, Inc.	$1,340
29	Abercrombie & Fitch Co., Class A	1,390
456	American Eagle Outfitters, Inc.	6,343
209	Autoliv, Inc.	11,136
46	AutoNation, Inc.*	1,661
7	Bally Technologies, Inc.*	268
691	Best Buy Co., Inc.	18,719
101	Big Lots, Inc.*	4,051
15	Brinker International, Inc.	361
144	Career Education Corp.*	1,017
442	CarMax, Inc.*	12,712
138	Chico’s FAS, Inc.	1,435
62	Choice Hotels International, Inc.	2,225
96	Clear Channel Outdoor Holdings, Inc., Class A*	1,086
655	D.R. Horton, Inc.	7,801
30	DeVry, Inc.	1,035
73	Dillard’s, Inc., Class A	3,431
117	DISH Network Corp., Class A	2,875
167	DreamWorks Animation SKG, Inc., Class A*	3,101
4	DSW, Inc., Class A	180
8	Dunkin’ Brands Group, Inc.*	202
90	Education Management Corp.*	2,005
188	Expedia, Inc.	5,229
46	Federal-Mogul Corp.*	672
362	Foot Locker, Inc.	8,540
331	GameStop Corp., Class A*	7,653
563	Gannett Co., Inc.	6,114
828	Gap, Inc. (The)	15,475
235	Garmin Ltd.	8,599
268	Genuine Parts Co.	15,678
295	H&R Block, Inc.	4,640
56	Harman International Industries, Inc.	2,313
8	HomeAway, Inc.*	209
98	Hyatt Hotels Corp., Class A*	3,498
341	International Game Technology	5,817
717	Interpublic Group of Cos., Inc. (The)	6,725
387	J.C. Penney Co., Inc.	12,399
215	Jarden Corp.	6,695
95	Lamar Advertising Co., Class A*	2,308
246	Lear Corp.	10,315
83	Leggett & Platt, Inc.	1,858
375	Lennar Corp., Class A	6,904
1,408	Liberty Interactive Corp., Class A*	22,894
274	Liberty Media Corp. - Liberty Capital, Class A*	20,864
874	Macy’s, Inc.	28,256
141	Madison Square Garden Co. (The), Class A*	4,106
209	Mattel, Inc.	6,021
126	McGraw-Hill Cos., Inc. (The)	5,380
643	MGM Resorts International*	6,616
133	Mohawk Industries, Inc.*	7,256
682	Newell Rubbermaid, Inc.	10,435
12	NVR, Inc.*	8,038
17	Pandora Media, Inc.*	173
159	Penn National Gaming, Inc.*	5,901
800	PulteGroup, Inc.*	4,888
119	PVH Corp.	8,079
234	RadioShack Corp.	2,686
127	Regal Entertainment Group, Class A	1,810
140	Royal Caribbean Cruises Ltd.	3,879
16	Sally Beauty Holdings, Inc.*	322
91	Sears Holdings Corp.*	5,490
559	Service Corp. International	5,730
203	Signet Jewelers Ltd.	8,989
1,670	Staples, Inc.	24,065
104	Thor Industries, Inc.	2,517
344	Toll Brothers, Inc.*	6,987
239	TRW Automotive Holdings Corp.*	7,806
204	VF Corp.	28,293
113	Visteon Corp.*	6,322
12	Washington Post Co. (The), Class B	4,307
701	Wendy’s Co. (The)	3,477
179	Whirlpool Corp.	8,782
118	Williams-Sonoma, Inc.	4,457
134	WMS Industries, Inc.*	2,810
398	Wyndham Worldwide Corp.	14,109
		497,760
	Consumer Staples - 4.3%

361	Beam, Inc.	18,960
35	Brown-Forman Corp., Class B	2,793
256	Bunge Ltd.	16,000
101	Campbell Soup Co.	3,293
141	Church & Dwight Co., Inc.	6,239
294	Clorox Co. (The)	19,098
178	Coca-Cola Enterprises, Inc.	4,649
837	ConAgra Foods, Inc.	21,143
426	Constellation Brands, Inc., Class A*	8,294
35	Corn Products International, Inc.	1,820
429	Dean Foods Co.*	4,359
163	Energizer Holdings, Inc.*	11,782
314	H. J. Heinz Co.	16,532
90	Hershey Co. (The)	5,191
151	Hormel Foods Corp.	4,547
272	J.M. Smucker Co. (The)	20,666
316	Lorillard, Inc.	35,272
98	McCormick & Co., Inc. (Non-Voting)	4,772
391	Mead Johnson Nutrition Co.	29,466
314	Molson Coors Brewing Co., Class B	12,745
129	Ralcorp Holdings, Inc.*	10,490
829	Safeway, Inc.	16,580
233	Sara Lee Corp.	4,418
389	Smithfield Foods, Inc.*	9,527
497	SUPERVALU, Inc.	3,653
705	Tyson Foods, Inc., Class A	14,199
		306,488
	Energy - 4.3%

233	Alpha Natural Resources, Inc.*	5,592
443	Arch Coal, Inc.	7,261
95	Atwood Oceanics, Inc.*	3,895
151	Cameron International Corp.*	8,152
147	Cimarex Energy Co.	9,861
19	Cobalt International Energy, Inc.*	203
157	Denbury Resources, Inc.*	2,653
85	Diamond Offshore Drilling, Inc.	5,113
106	El Paso Corp.	2,651
169	Energen Corp.	8,572
191	EQT Corp.	11,844
29	EXCO Resources, Inc.	345
57	Forest Oil Corp.*	914
16	Helmerich & Payne, Inc.	911
12	Kosmos Energy Ltd.*	162
69	McDermott International, Inc.*	780
384	Murphy Oil Corp.	21,473
673	Nabors Industries Ltd.*	12,074
133	Newfield Exploration Co.*	6,091
330	Noble Energy, Inc.	32,469
19	Oil States International, Inc.*	1,430

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
322	Patterson-UTI Energy, Inc.	$6,768
52	Pioneer Natural Resources Co.	4,916
330	Plains Exploration & Production Co.*	11,741
89	QEP Resources, Inc.	2,906
258	Quicksilver Resources, Inc.*	2,090
249	Rowan Cos., Inc.*	8,444
51	SEACOR Holdings, Inc.	4,425
29	SM Energy Co.	2,305
292	Southern Union Co.	12,036
1,522	Spectra Energy Corp.	44,777
253	Sunoco, Inc.	9,819
98	Teekay Corp.	2,707
337	Tesoro Corp.*	8,051
114	Tidewater, Inc.	5,746
98	Unit Corp.*	4,961
1,336	Valero Energy Corp.	29,753
		303,891
	Financials - 19.0%

35	Affiliated Managers Group, Inc.*	3,310
145	Alexandria Real Estate Equities, Inc. (REIT)	9,506
15	Alleghany Corp.*	4,320
89	Allied World Assurance Co. Holdings AG	5,295
418	American Capital Agency Corp. (REIT)	11,992
826	American Capital Ltd.*	5,757
188	American Financial Group, Inc./OH	6,768
16	American National Insurance Co.	1,147
568	Ameriprise Financial, Inc.	26,077
2,228	Annaly Capital Management, Inc. (REIT)	35,804
774	Aon Corp.	35,581
90	Apartment Investment & Management Co., Class A (REIT)	1,960
309	Arch Capital Group Ltd.*	11,671
480	Ares Capital Corp.	7,469
259	Arthur J. Gallagher & Co.	8,024
166	Aspen Insurance Holdings Ltd.	4,402
406	Associated Banc-Corp	4,222
226	Assurant, Inc.	8,868
431	Assured Guaranty Ltd.	4,181
220	AvalonBay Communities, Inc. (REIT)	27,467
303	Axis Capital Holdings Ltd.	9,675
112	Bank of Hawaii Corp.	4,766
78	BankUnited, Inc.	1,692
60	BOK Financial Corp.	3,291
61	Boston Properties, Inc. (REIT)	5,818
317	Brandywine Realty Trust (REIT)	2,761
175	BRE Properties, Inc. (REIT)	8,515
273	Brown & Brown, Inc.	5,695
46	Camden Property Trust (REIT)	2,656
757	CapitalSource, Inc.	4,883
392	Capitol Federal Financial, Inc.	4,437
2,406	Chimera Investment Corp. (REIT)	6,424
343	Cincinnati Financial Corp.	10,170
470	CIT Group, Inc.*	15,914
109	City National Corp./CA	4,624
62	CNA Financial Corp.	1,622
471	Comerica, Inc.	11,879
182	Commerce Bancshares, Inc./MO	6,763
196	CommonWealth REIT (REIT)	3,281
114	Corporate Office Properties Trust (REIT)	2,377
125	Cullen/Frost Bankers, Inc.	6,321
506	DDR Corp. (REIT)	5,915
1,151	Discover Financial Services	27,417
291	Douglas Emmett, Inc. (REIT)	5,232
592	Duke Realty Corp. (REIT)	6,867
588	E*Trade Financial Corp.*	5,398
348	East West Bancorp, Inc.	6,810
95	Endurance Specialty Holdings Ltd.	3,436
640	Equity Residential (REIT)	35,322
34	Essex Property Trust, Inc. (REIT)	4,517
108	Everest Re Group Ltd.	9,475
36	Federal Realty Investment Trust (REIT)	3,183
40	Federated Investors, Inc., Class B	635
523	Fidelity National Financial, Inc., Class A	8,300
2,152	Fifth Third Bancorp	26,018
13	First Citizens BancShares, Inc./NC, Class A	2,232
617	First Horizon National Corp.	4,751
710	First Niagara Financial Group, Inc.	6,248
172	First Republic Bank*	4,881
322	Forest City Enterprises, Inc., Class A*	3,909
467	Fulton Financial Corp.	4,371
1,320	General Growth Properties, Inc. (REIT)	18,586
1,149	Genworth Financial, Inc., Class A*	7,572
106	Hanover Insurance Group, Inc. (The)	3,824
1,043	Hartford Financial Services Group, Inc.	18,524
266	HCC Insurance Holdings, Inc.	7,150
951	HCP, Inc. (REIT)	36,756
414	Health Care REIT, Inc. (REIT)	20,770
289	Hospitality Properties Trust (REIT)	6,367
1,607	Host Hotels & Resorts, Inc. (REIT)	22,739
50	Howard Hughes Corp. (The)*	2,309
997	Hudson City Bancorp, Inc.	5,573
2,022	Huntington Bancshares, Inc./OH	10,615
86	Interactive Brokers Group, Inc., Class A	1,279
1,082	Invesco Ltd.	21,911
436	Janus Capital Group, Inc.	2,878
316	Jefferies Group, Inc.	3,615
23	Jones Lang LaSalle, Inc.	1,482
117	Kemper Corp.	3,223
2,227	KeyCorp	16,235
953	Kimco Realty Corp. (REIT)	15,029
348	Legg Mason, Inc.	9,232
463	Leucadia National Corp.	10,843
270	Liberty Property Trust (REIT)	8,049
734	Lincoln National Corp.	14,812
13	LPL Investment Holdings, Inc.*	390
294	M&T Bank Corp.	21,456
197	Macerich Co. (The) (REIT)	9,870
204	Mack-Cali Realty Corp. (REIT)	5,198
23	Markel Corp.*	9,232
1,285	Marsh & McLennan Cos., Inc.	38,794
346	MBIA, Inc.*	3,356
63	Mercury General Corp.	2,834
254	NASDAQ OMX Group, Inc. (The)*	6,667
1,024	New York Community Bancorp, Inc.	12,329
509	Northern Trust Corp.	19,154
424	NYSE Euronext	12,109
607	Old Republic International Corp.	4,990
158	PartnerRe Ltd.	10,384
717	People’s United Financial, Inc.	8,927
405	Piedmont Office Realty Trust, Inc., Class A (REIT)	6,739
151	Plum Creek Timber Co., Inc. (REIT)	5,563

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,397	Popular, Inc.*	$3,572
753	Principal Financial Group, Inc.	18,170
1,454	Progressive Corp. (The)	27,422
1,075	ProLogis, Inc. (REIT)	29,906
201	Protective Life Corp.	4,460
239	Raymond James Financial, Inc.	7,125
312	Realty Income Corp. (REIT)	10,564
211	Regency Centers Corp. (REIT)	7,841
2,943	Regions Financial Corp.	12,096
173	Reinsurance Group of America, Inc.	8,909
121	RenaissanceRe Holdings Ltd.	8,886
381	Senior Housing Properties Trust (REIT)	8,348
208	SL Green Realty Corp. (REIT)	13,695
1,235	SLM Corp.	15,907
152	St. Joe Co. (The)*	2,186
106	StanCorp Financial Group, Inc.	3,738
1,258	SunTrust Banks, Inc.	22,808
1,839	Synovus Financial Corp.	2,740
131	Taubman Centers, Inc. (REIT)	8,165
373	TCF Financial Corp.	3,752
187	TFS Financial Corp.*	1,732
246	Torchmark Corp.	10,477
146	Transatlantic Holdings, Inc.	7,977
470	UDR, Inc. (REIT)	11,045
721	Unum Group	16,230
156	Validus Holdings Ltd.	4,694
398	Valley National Bancorp	4,696
233	Ventas, Inc. (REIT)	12,293
384	Vornado Realty Trust (REIT)	28,589
268	W. R. Berkley Corp.	9,141
260	Washington Federal, Inc.	3,383
283	Weingarten Realty Investors (REIT)	5,855
896	Weyerhaeuser Co. (REIT)	15,044
16	White Mountains Insurance Group Ltd.	6,790
725	XL Group plc	14,949
431	Zions Bancorp.	6,935
		1,349,787
	Health Care - 3.8%

200	Alere, Inc.*	4,678
86	Allscripts Healthcare Solutions, Inc.*	1,674
34	AMERIGROUP Corp.*	1,944
46	Bio-Rad Laboratories, Inc., Class A*	4,338
3,580	Boston Scientific Corp.*	21,122
30	Brookdale Senior Living, Inc.*	466
360	CareFusion Corp.*	8,921
634	Cigna Corp.	28,042
222	Community Health Systems, Inc.*	4,411
79	Cooper Cos., Inc. (The)	4,840
347	Coventry Health Care, Inc.*	11,083
195	DENTSPLY International, Inc.	7,041
670	Forest Laboratories, Inc.*	20,073
212	Health Net, Inc.*	6,602
102	Henry Schein, Inc.*	6,563
14	Hill-Rom Holdings, Inc.	442
613	Hologic, Inc.*	10,795
63	Hospira, Inc.*	1,776
394	Humana, Inc.	34,940
382	Life Technologies Corp.*	14,795
123	LifePoint Hospitals, Inc.*	4,825
98	Mylan, Inc.*	1,914
272	Omnicare, Inc.	8,870
146	Patterson Cos., Inc.	4,405
264	PerkinElmer, Inc.	4,995
547	QIAGEN N.V.*	8,156
30	Quest Diagnostics, Inc.	1,760
94	Teleflex, Inc.	5,723
1,023	Tenet Healthcare Corp.*	4,757
202	VCA Antech, Inc.*	3,971
55	Vertex Pharmaceuticals, Inc.*	1,594
35	Warner Chilcott plc, Class A*	550
17	Watson Pharmaceuticals, Inc.*	1,098
450	Zimmer Holdings, Inc.*	22,747
		269,911
	Industrials - 6.6%

154	AECOM Technology Corp.*	3,303
222	AGCO Corp.*	10,157
81	Air Lease Corp.*	1,816
97	Alexander & Baldwin, Inc.	3,675
73	Alliant Techsystems, Inc.	4,295
414	AMR Corp.*	132
44	Armstrong World Industries, Inc.	1,746
235	Avery Dennison Corp.	6,159
13	BE Aerospace, Inc.*	506
132	Carlisle Cos., Inc.	5,887
99	Chicago Bridge & Iron Co. N.V. (NY Shares)	4,094
264	Cintas Corp.	8,026
62	CNH Global N.V.*	2,463
117	Con-way, Inc.	3,287
134	Cooper Industries plc	7,441
16	Copa Holdings S.A., Class A	1,033
251	Corrections Corp. of America*	5,271
248	Covanta Holding Corp.	3,703
114	Crane Co.	5,471
791	Delta Air Lines, Inc.*	6,423
97	Dover Corp.	5,332
496	Eaton Corp.	22,275
273	Equifax, Inc.	10,142
431	Exelis, Inc.	3,853
12	Flowserve Corp.	1,233
361	Fortune Brands Home & Security, Inc.*	6,021
109	GATX Corp.	4,653
59	General Cable Corp.*	1,564
173	Goodrich Corp.	21,108
284	GrafTech International Ltd.*	4,101
172	Harsco Corp.	3,550
141	Hubbell, Inc., Class B	9,224
114	Huntington Ingalls Industries, Inc.*	3,620
20	IDEX Corp.	729
161	Ingersoll-Rand plc	5,332
215	ITT Corp.	4,337
297	Jacobs Engineering Group, Inc.*	12,337
64	Kansas City Southern*	4,354
54	KAR Auction Services, Inc.*	710
332	KBR, Inc.	9,595
169	Kennametal, Inc.	6,441
37	Kirby Corp.*	2,378
249	L-3 Communications Holdings, Inc.	16,509
76	Lincoln Electric Holdings, Inc.	3,000
193	Manpower, Inc.	7,070
78	Navistar International Corp.*	2,904
26	Nielsen Holdings N.V.*	755
213	Oshkosh Corp.*	4,371
292	Owens Corning*	8,380
208	Parker Hannifin Corp.	17,218
231	Pentair, Inc.	8,785
429	Pitney Bowes, Inc.	7,992
505	Quanta Services, Inc.*	10,398
440	R.R. Donnelley & Sons Co.	6,609

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
90	Regal-Beloit Corp.	$4,739
752	Republic Services, Inc.	20,642
120	Ryder System, Inc.	6,274
169	Shaw Group, Inc. (The)*	4,195
112	Snap-on, Inc.	5,746
1,528	Southwest Airlines Co.	12,805
218	Spirit Aerosystems Holdings, Inc., Class A*	4,253
87	SPX Corp.	5,516
394	Stanley Black & Decker, Inc.	25,779
257	Terex Corp.*	3,966
610	Textron, Inc.	11,852
93	Thomas & Betts Corp.*	4,837
32	Timken Co.	1,344
107	Towers Watson & Co., Class A	6,972
187	Trinity Industries, Inc.	5,344
116	United Continental Holdings, Inc.*	2,085
184	URS Corp.*	6,650
23	UTi Worldwide, Inc.	358
44	Verisk Analytics, Inc., Class A*	1,728
33	Waste Connections, Inc.	1,081
53	WESCO International, Inc.*	2,701
431	Xylem, Inc./NY	10,301
		470,936
	Information Technology - 5.2%

992	Activision Blizzard, Inc.	12,321
39	Akamai Technologies, Inc.*	1,128
435	Amdocs Ltd.*	12,284
250	AOL, Inc.*	3,585
232	Arrow Electronics, Inc.*	8,482
69	Atmel Corp.*	612
358	Avnet, Inc.*	10,665
113	AVX Corp.	1,462
29	Booz Allen Hamilton Holding Corp.*	405
16	Broadridge Financial Solutions, Inc.	361
1,107	Brocade Communications Systems, Inc.*	5,956
899	CA, Inc.	19,059
363	Computer Sciences Corp.	8,868
136	Compuware Corp.*	1,123
227	CoreLogic, Inc.*	3,015
241	Cree, Inc.*	5,996
153	Diebold, Inc.	4,616
70	DST Systems, Inc.	3,327
89	EchoStar Corp., Class A*	1,956
299	Fairchild Semiconductor International, Inc.*	3,872
615	Fidelity National Information Services, Inc.	14,815
67	Fiserv, Inc.*	3,863
38	Freescale Semiconductor Holdings I Ltd.*	481
19	Fusion-io, Inc.*	636
66	Genpact Ltd.*	1,028
203	Harris Corp.	7,227
178	IAC/InterActiveCorp	7,455
377	Ingram Micro, Inc., Class A*	6,790
163	International Rectifier Corp.*	3,428
148	Intersil Corp., Class A	1,573
95	Itron, Inc.*	3,366
78	Jabil Circuit, Inc.	1,581
89	KLA-Tencor Corp.	4,103
186	Lexmark International, Inc., Class A	6,224
937	LSI Corp.*	5,266
1,190	Marvell Technology Group Ltd.*	16,803
220	MEMC Electronic Materials, Inc.*	917
2,031	Micron Technology, Inc.*	12,166
317	Molex, Inc.	7,906
303	Monster Worldwide, Inc.*	2,215
611	Motorola Mobility Holdings, Inc.*	23,829
79	NCR Corp.*	1,382
163	Novellus Systems, Inc.*	5,643
61	Paychex, Inc.	1,776
516	PMC-Sierra, Inc.*	2,884
45	QLogic Corp.*	671
458	SAIC, Inc.*	5,519
558	SanDisk Corp.*	27,515
11	Silicon Laboratories, Inc.*	475
232	SunPower Corp.*	1,814
320	Synopsys, Inc.*	8,950
102	Tech Data Corp.*	5,022
851	Tellabs, Inc.	3,379
434	Teradyne, Inc.*	5,842
380	Total System Services, Inc.	7,615
338	Vishay Intertechnology, Inc.*	3,343
544	Western Digital Corp.*	15,814
3,282	Xerox Corp.	26,748
		365,157
	Materials - 2.9%

206	AK Steel Holding Corp.	1,743
157	Aptargroup, Inc.	7,974
185	Ashland, Inc.	10,290
247	Bemis Co., Inc.	7,284
154	Cabot Corp.	5,110
28	CF Industries Holdings, Inc.	3,914
270	Commercial Metals Co.	3,775
115	Cytec Industries, Inc.	5,423
96	Domtar Corp.	7,539
89	Greif, Inc., Class A	4,149
364	Huntsman Corp.	3,979
807	International Paper Co.	22,919
57	Martin Marietta Materials, Inc.	4,461
397	MeadWestvaco Corp.	11,850
740	Nucor Corp.	29,178
384	Owens-Illinois, Inc.*	7,500
23	Packaging Corp. of America	598
150	Reliance Steel & Aluminum Co.	7,367
8	Rockwood Holdings, Inc.*	357
306	RPM International, Inc.	7,222
37	Schnitzer Steel Industries, Inc., Class A	1,716
14	Scotts Miracle-Gro Co. (The), Class A	617
450	Sealed Air Corp.	7,929
234	Sonoco Products Co.	7,600
138	Steel Dynamics, Inc.	1,819
188	Temple-Inland, Inc.	5,984
93	Titanium Metals Corp.	1,449
337	United States Steel Corp.	9,200
196	Valspar Corp.	7,228
302	Vulcan Materials Co.	9,797
37	Westlake Chemical Corp.	1,554
17	WR Grace & Co.*	708
		208,233
	Telecommunication Services - 0.5%

57	Clearwire Corp., Class A*	102
2,331	Frontier Communications Corp.	13,333
294	Level 3 Communications, Inc.*	6,059
50	NII Holdings, Inc.*	1,151
212	Telephone & Data Systems, Inc.	5,722
51	tw telecom, inc.*	958
34	United States Cellular Corp.*	1,487

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
532	Windstream Corp.	$6,256
		35,068
	Utilities - 8.9%

1,539	AES Corp. (The)*	18,591
183	AGL Resources, Inc.	7,545
260	Alliant Energy Corp.	10,975
565	Ameren Corp.	19,103
411	American Water Works Co., Inc.	12,770
290	Aqua America, Inc.	6,351
212	Atmos Energy Corp.	7,252
822	Calpine Corp.*	12,363
996	CenterPoint Energy, Inc.	19,820
591	CMS Energy Corp.	12,364
685	Consolidated Edison, Inc.	40,703
436	Constellation Energy Group, Inc.	17,510
397	DTE Energy Co.	20,902
763	Edison International	29,993
417	Entergy Corp.	29,340
1,807	GenOn Energy, Inc.*	4,915
318	Great Plains Energy, Inc.	6,691
223	Hawaiian Electric Industries, Inc.	5,778
183	Integrys Energy Group, Inc.	9,423
442	MDU Resources Group, Inc.	9,490
165	National Fuel Gas Co.	9,562
655	NiSource, Inc.	15,006
414	Northeast Utilities	14,328
565	NRG Energy, Inc.*	11,119
243	NSTAR	11,054
552	NV Energy, Inc.	8,468
229	OGE Energy Corp.	12,128
232	ONEOK, Inc.	19,293
529	Pepco Holdings, Inc.	10,464
255	Pinnacle West Capital Corp.	12,089
1,352	PPL Corp.	40,587
690	Progress Energy, Inc.	37,522
416	Questar Corp.	8,029
270	SCANA Corp.	11,777
561	Sempra Energy	29,839
503	TECO Energy, Inc.	9,446
262	UGI Corp.	7,849
191	Vectren Corp.	5,558
266	Westar Energy, Inc.	7,347
548	Wisconsin Energy Corp.	18,183
1,134	Xcel Energy, Inc.	29,813
		631,340
	Total Common Stocks (Cost $4,684,222)	4,438,571

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$4,584	0.00%, due 12/01/11	4,584
	Total U.S. Government & Agency Security (Cost $4,584)	4,584
	Repurchase Agreements (a)(b) - 28.1%
1,991,815	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,991,820	1,991,815
	Total Repurchase Agreements (Cost $1,991,815)	1,991,815

	Total Investment Securities (Cost $6,680,621) — 90.7%	6,434,970
	Other assets less liabilities — 9.3%	661,304
	Net Assets — 100.0%	$7,096,274

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,431,588.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,902
Aggregate gross unrealized depreciation	(661,847)
Net unrealized depreciation	$(414,945)
Federal income tax cost of investments	$6,849,915

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Value Index	$34,000	$(450)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Value Index	3,301,320	(92,636)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Value Index	5,156,325	(69,679)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Value Index	1,262,907	(23,981)

		$(186,746)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) - 53.3%
	Consumer Discretionary - 10.7%

215	Aaron’s, Inc.	$5,650
278	Abercrombie & Fitch Co., Class A	13,319
272	Advance Auto Parts, Inc.	18,828
200	AMC Networks, Inc., Class A*	7,200
410	Apollo Group, Inc., Class A*	19,877
70	AutoNation, Inc.*	2,528
98	AutoZone, Inc.*	32,181
148	Bally Technologies, Inc.*	5,674
918	Bed Bath & Beyond, Inc.*	55,548
83	Big Lots, Inc.*	3,329
403	BorgWarner, Inc.*	26,566
288	Brinker International, Inc.	6,935
800	Cablevision Systems Corp., Class A	12,000
137	CarMax, Inc.*	3,940
213	Charter Communications, Inc., Class A*	11,261
432	Chico’s FAS, Inc.	4,493
115	Chipotle Mexican Grill, Inc.*	36,979
9	Choice Hotels International, Inc.	323
503	Darden Restaurants, Inc.	23,998
142	Deckers Outdoor Corp.*	15,470
206	DeVry, Inc.	7,109
347	Dick’s Sporting Goods, Inc.*	13,641
1,026	Discovery Communications, Inc., Class A*	43,071
554	DISH Network Corp., Class A	13,612
365	Dollar General Corp.*	14,808
450	Dollar Tree, Inc.*	36,671
74	DSW, Inc., Class A	3,330
81	Dunkin’ Brands Group, Inc.*	2,049
419	Expedia, Inc.	11,654
451	Family Dollar Stores, Inc.	26,798
193	Fossil, Inc.*	17,291
27	Garmin Ltd.	988
526	Gentex Corp.	15,506
158	Genuine Parts Co.	9,243
899	Goodyear Tire & Rubber Co. (The)*	12,577
239	Guess?, Inc.	6,721
661	H&R Block, Inc.	10,398
356	Hanesbrands, Inc.*	8,768
870	Harley-Davidson, Inc.	31,990
170	Harman International Industries, Inc.	7,021
449	Hasbro, Inc.	16,079
19	HomeAway, Inc.*	497
8	Hyatt Hotels Corp., Class A*	286
568	International Game Technology	9,690
673	Interpublic Group of Cos., Inc. (The)	6,313
98	ITT Educational Services, Inc.*	5,386
172	John Wiley & Sons, Inc., Class A	8,273
64	Lamar Advertising Co., Class A*	1,555
395	Leggett & Platt, Inc.	8,840
1,021	Liberty Global, Inc., Class A*	40,217
919	Limited Brands, Inc.	38,901
537	LKQ Corp.*	16,395
195	Macy’s, Inc.	6,304
956	Marriott International, Inc., Class A	29,273
97	Marriott Vacations Worldwide Corp.*	1,553
951	Mattel, Inc.	27,398
924	McGraw-Hill Cos., Inc. (The)	39,455
287	MGM Resorts International*	2,953
90	Morningstar, Inc.	5,423
193	Netflix, Inc.*	12,454
601	Nordstrom, Inc.	27,213
1,036	Omnicom Group, Inc.	44,724
508	O’Reilly Automotive, Inc.*	39,238
33	Pandora Media, Inc.*	336
107	Panera Bread Co., Class A*	15,342
418	PetSmart, Inc.	20,169
239	Polaris Industries, Inc.	14,364
33	PVH Corp.	2,240
231	Ralph Lauren Corp.	32,770
99	Regal Entertainment Group, Class A	1,411
433	Ross Stores, Inc.	38,576
277	Royal Caribbean Cruises Ltd.	7,676
324	Sally Beauty Holdings, Inc.*	6,512
345	Scripps Networks Interactive, Inc., Class A	13,738
14,539	Sirius XM Radio, Inc.*	26,170
719	Starwood Hotels & Resorts Worldwide, Inc.	34,282
252	Tempur-Pedic International, Inc.*	13,762
199	Tesla Motors, Inc.*	6,515
471	Tiffany & Co.	31,576
266	Tractor Supply Co.	19,213
230	Tupperware Brands Corp.	13,400
167	Ulta Salon Cosmetics & Fragrance, Inc.*	11,628
134	Under Armour, Inc., Class A*	10,898
443	Urban Outfitters, Inc.*	11,952
1,169	Virgin Media, Inc.	25,905
10	Visteon Corp.*	560
107	Weight Watchers International, Inc.	6,288
202	Williams-Sonoma, Inc.	7,630
292	Wynn Resorts Ltd.	35,204
		1,395,882
	Consumer Staples - 3.1%

1,585	Avon Products, Inc.	26,945
322	Brown-Forman Corp., Class B	25,699
139	Bunge Ltd.	8,687
495	Campbell Soup Co.	16,137
305	Church & Dwight Co., Inc.	13,496
28	Clorox Co. (The)	1,819
917	Coca-Cola Enterprises, Inc.	23,952
190	ConAgra Foods, Inc.	4,799
227	Corn Products International, Inc.	11,802
816	Dr. Pepper Snapple Group, Inc.	29,808
412	Flowers Foods, Inc.	8,145
453	Green Mountain Coffee Roasters, Inc.*	23,751
692	H. J. Heinz Co.	36,434
258	Hansen Natural Corp.*	23,788
439	Herbalife Ltd.	24,277
418	Hershey Co. (The)	24,110
269	Hormel Foods Corp.	8,100
334	McCormick & Co., Inc. (Non-Voting)	16,266
138	Mead Johnson Nutrition Co.	10,400
1,789	Sara Lee Corp.	33,919
570	Whole Foods Market, Inc.	38,817
		411,151
	Energy - 5.5%

468	Alpha Natural Resources, Inc.*	11,232
83	Arch Coal, Inc.	1,360
60	Atwood Oceanics, Inc.*	2,460
431	Brigham Exploration Co.*	15,701
385	Cabot Oil & Gas Corp.	34,107
665	Cameron International Corp.*	35,903
71	CARBO Ceramics, Inc.	10,105
84	Cimarex Energy Co.	5,635

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
406	Cobalt International Energy, Inc.*	$4,340
381	Concho Resources, Inc.*	38,717
835	CONSOL Energy, Inc.	34,770
154	Continental Resources, Inc.*	10,871
168	Core Laboratories N.V.	19,496
1,233	Denbury Resources, Inc.*	20,838
120	Diamond Offshore Drilling, Inc.	7,218
294	Dresser-Rand Group, Inc.*	15,309
2,666	El Paso Corp.	66,677
194	EQT Corp.	12,030
503	EXCO Resources, Inc.	5,991
885	FMC Technologies, Inc.*	46,339
329	Forest Oil Corp.*	5,277
326	Helmerich & Payne, Inc.	18,569
703	HollyFrontier Corp.	16,345
102	Kosmos Energy Ltd.*	1,374
756	McDermott International, Inc.*	8,550
109	Murphy Oil Corp.	6,095
286	Newfield Exploration Co.*	13,099
131	Noble Energy, Inc.	12,889
400	Oceaneering International, Inc.	19,024
159	Oil States International, Inc.*	11,965
63	Patterson-UTI Energy, Inc.	1,324
997	Peabody Energy Corp.	39,112
349	Pioneer Natural Resources Co.	32,995
511	QEP Resources, Inc.	16,684
30	Quicksilver Resources, Inc.*	243
592	Range Resources Corp.	42,452
77	Rowan Cos., Inc.*	2,611
158	RPC, Inc.	3,084
1,511	SandRidge Energy, Inc.*	11,106
189	SM Energy Co.	15,024
293	Superior Energy Services, Inc.*	8,705
12	Tidewater, Inc.	605
563	Ultra Petroleum Corp.*	19,823
432	Whiting Petroleum Corp.*	20,092
		726,146
	Financials - 3.6%

137	Affiliated Managers Group, Inc.*	12,956
299	Apartment Investment & Management Co., Class A (REIT)	6,512
440	Boston Properties, Inc. (REIT)	41,967
186	Camden Property Trust (REIT)	10,738
194	CBOE Holdings, Inc.	5,222
1,076	CBRE Group, Inc.*	18,088
83	Corporate Office Properties Trust (REIT)	1,731
371	Digital Realty Trust, Inc. (REIT)	23,559
199	Discover Financial Services	4,740
438	Eaton Vance Corp.	10,525
79	Equity Residential (REIT)	4,360
102	Erie Indemnity Co., Class A	7,527
67	Essex Property Trust, Inc. (REIT)	8,901
173	Federal Realty Investment Trust (REIT)	15,298
270	Federated Investors, Inc., Class B	4,285
81	Green Dot Corp., Class A*	2,705
109	Greenhill & Co., Inc.	4,203
176	Hudson City Bancorp, Inc.	984
271	IntercontinentalExchange, Inc.*	32,986
123	Jones Lang LaSalle, Inc.	7,924
409	Lazard Ltd., Class A	10,560
106	LPL Investment Holdings, Inc.*	3,180
173	Macerich Co. (The) (REIT)	8,667
734	Moody’s Corp.	25,477
443	MSCI, Inc., Class A*	14,951
56	NASDAQ OMX Group, Inc. (The)*	1,470
298	NYSE Euronext	8,511
259	People’s United Financial, Inc.	3,225
360	Plum Creek Timber Co., Inc. (REIT)	13,262
448	Rayonier, Inc. (REIT)	18,207
537	SEI Investments Co.	9,022
957	T. Rowe Price Group, Inc.	54,319
806	TD Ameritrade Holding Corp.	13,130
61	UDR, Inc. (REIT)	1,433
39	Validus Holdings Ltd.	1,174
567	Ventas, Inc. (REIT)	29,915
75	Vornado Realty Trust (REIT)	5,584
318	Waddell & Reed Financial, Inc., Class A	8,643
575	Weyerhaeuser Co. (REIT)	9,654
		465,595
	Health Care - 7.0%

1,282	Agilent Technologies, Inc.*	48,075
677	Alexion Pharmaceuticals, Inc.*	46,483
565	Allscripts Healthcare Solutions, Inc.*	10,995
108	AMERIGROUP Corp.*	6,174
1,009	AmerisourceBergen Corp.	37,484
482	Amylin Pharmaceuticals, Inc.*	5,206
409	BioMarin Pharmaceutical, Inc.*	14,160
312	Brookdale Senior Living, Inc.*	4,852
312	Bruker Corp.*	3,906
316	C.R. Bard, Inc.	27,552
258	CareFusion Corp.*	6,393
157	Catalyst Health Solutions, Inc.*	8,167
524	Cerner Corp.*	31,954
190	Charles River Laboratories International, Inc.*	5,387
46	Cooper Cos., Inc. (The)	2,818
223	Covance, Inc.*	10,238
352	DaVita, Inc.*	26,815
537	Dendreon Corp.*	4,640
212	DENTSPLY International, Inc.	7,655
422	Edwards Lifesciences Corp.*	27,865
429	Endo Pharmaceuticals Holdings, Inc.*	14,685
177	Gen-Probe, Inc.*	11,149
933	Health Management Associates, Inc., Class A*	7,669
180	Henry Schein, Inc.*	11,581
211	Hill-Rom Holdings, Inc.	6,668
519	Hospira, Inc.*	14,631
699	Human Genome Sciences, Inc.*	5,361
211	IDEXX Laboratories, Inc.*	15,865
454	Illumina, Inc.*	12,630
145	Intuitive Surgical, Inc.*	62,960
369	Laboratory Corp. of America Holdings*	31,631
57	Life Technologies Corp.*	2,208
328	Lincare Holdings, Inc.	7,774
177	MEDNAX, Inc.*	11,930
118	Mettler-Toledo International, Inc.*	18,856
1,465	Mylan, Inc.*	28,612
316	Myriad Genetics, Inc.*	6,715
151	Patterson Cos., Inc.	4,556
306	Perrigo Co.	29,957
368	Pharmaceutical Product Development, Inc.	12,221
274	Pharmasset, Inc.*	35,891
532	Quest Diagnostics, Inc.	31,207
269	Regeneron Pharmaceuticals, Inc.*	15,984
563	ResMed, Inc.*	14,666

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
205	Sirona Dental Systems, Inc.*	$9,110
228	SXC Health Solutions Corp.*	13,411
137	Techne Corp.	9,246
94	Tenet Healthcare Corp.*	437
211	Thoratec Corp.*	6,419
191	United Therapeutics Corp.*	7,814
333	Universal Health Services, Inc., Class B	13,393
432	Varian Medical Systems, Inc.*	26,883
672	Vertex Pharmaceuticals, Inc.*	19,481
570	Warner Chilcott plc, Class A*	8,960
338	Waters Corp.*	27,040
439	Watson Pharmaceuticals, Inc.*	28,368
		922,788
	Industrials - 8.0%

197	AECOM Technology Corp.*	4,226
8	Alliant Techsystems, Inc.	471
592	AMETEK, Inc.	25,361
577	AMR Corp.*	185
8	Armstrong World Industries, Inc.	318
24	Avery Dennison Corp.	629
433	Babcock & Wilcox Co. (The)*	9,820
338	BE Aerospace, Inc.*	13,165
610	C.H. Robinson Worldwide, Inc.	41,791
18	Carlisle Cos., Inc.	803
213	Chicago Bridge & Iron Co. N.V. (NY Shares)	8,808
19	Con-way, Inc.	534
398	Cooper Industries plc	22,101
93	Copa Holdings S.A., Class A	6,004
206	Copart, Inc.*	9,256
27	Covanta Holding Corp.	403
1,873	Delta Air Lines, Inc.*	15,209
281	Donaldson Co., Inc.	19,206
535	Dover Corp.	29,409
182	Dun & Bradstreet Corp. (The)	12,716
476	Eaton Corp.	21,377
24	Equifax, Inc.	892
782	Expeditors International of Washington, Inc.	34,025
1,086	Fastenal Co.	45,232
187	Flowserve Corp.	19,218
642	Fluor Corp.	35,194
193	Gardner Denver, Inc.	16,544
100	General Cable Corp.*	2,650
188	Goodrich Corp.	22,938
223	Graco, Inc.	9,587
25	GrafTech International Ltd.*	361
26	Harsco Corp.	537
901	Hertz Global Holdings, Inc.*	10,190
274	IDEX Corp.	9,990
182	IHS, Inc., Class A*	16,085
968	Ingersoll-Rand plc	32,060
664	Iron Mountain, Inc.	20,166
337	J.B. Hunt Transport Services, Inc.	15,408
386	Joy Global, Inc.	35,234
303	Kansas City Southern*	20,613
21	KAR Auction Services, Inc.*	276
36	KBR, Inc.	1,040
35	Kennametal, Inc.	1,334
140	Kirby Corp.*	8,999
176	Landstar System, Inc.	8,144
196	Lennox International, Inc.	6,493
191	Lincoln Electric Holdings, Inc.	7,541
486	Manitowoc Co., Inc. (The)	5,380
1,319	Masco Corp.	12,636
163	MSC Industrial Direct Co., Inc., Class A	11,333
145	Navistar International Corp.*	5,398
256	Nielsen Holdings N.V.*	7,437
224	Nordson Corp.	10,541
428	Pall Corp.	23,322
230	Parker Hannifin Corp.	19,039
144	Polypore International, Inc.*	7,063
541	Robert Half International, Inc.	14,331
532	Rockwell Automation, Inc.	39,916
568	Rockwell Collins, Inc.	31,183
353	Roper Industries, Inc.	30,072
39	Snap-on, Inc.	2,001
513	Southwest Airlines Co.	4,299
89	Spirit Aerosystems Holdings, Inc., Class A*	1,736
51	SPX Corp.	3,233
316	Stericycle, Inc.*	25,602
59	Textron, Inc.	1,146
47	Thomas & Betts Corp.*	2,444
272	Timken Co.	11,427
114	Toro Co. (The)	6,438
44	Towers Watson & Co., Class A	2,867
184	TransDigm Group, Inc.*	17,741
1,040	United Continental Holdings, Inc.*	18,689
341	UTi Worldwide, Inc.	5,306
84	Valmont Industries, Inc.	7,155
369	Verisk Analytics, Inc., Class A*	14,494
210	W.W. Grainger, Inc.	39,249
249	WABCO Holdings, Inc.*	11,706
367	Waste Connections, Inc.	12,027
75	WESCO International, Inc.*	3,822
178	Westinghouse Air Brake Technologies Corp.	12,149
		1,043,725
	Information Technology - 9.9%

197	Acme Packet, Inc.*	6,586
2,265	Advanced Micro Devices, Inc.*	12,888
626	Akamai Technologies, Inc.*	18,098
188	Alliance Data Systems Corp.*	19,253
1,187	Altera Corp.	44,714
649	Amphenol Corp., Class A	29,419
1,104	Analog Devices, Inc.	38,485
338	ANSYS, Inc.*	20,946
356	Ariba, Inc.*	10,805
60	Arrow Electronics, Inc.*	2,194
1,578	Atmel Corp.*	13,997
847	Autodesk, Inc.*	28,857
705	Avago Technologies Ltd.	21,094
652	BMC Software, Inc.*	23,250
41	Booz Allen Hamilton Holding Corp.*	573
429	Broadridge Financial Solutions, Inc.	9,683
991	Cadence Design Systems, Inc.*	10,842
350	Ciena Corp.*	4,238
693	Citrix Systems, Inc.*	49,473
589	Compuware Corp.*	4,865
24	Cree, Inc.*	597
568	Cypress Semiconductor Corp.*	10,832
196	Dolby Laboratories, Inc., Class A*	6,452
19	DST Systems, Inc.	903
1,225	Electronic Arts, Inc.*	28,408
173	Equinix, Inc.*	17,303
299	F5 Networks, Inc.*	33,796
170	Factset Research Systems, Inc.	15,849
219	First Solar, Inc.*	10,481
424	Fiserv, Inc.*	24,448

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
55	FleetCor Technologies, Inc.*	$1,562
588	FLIR Systems, Inc.	15,794
442	Fortinet, Inc.*	10,604
99	Freescale Semiconductor Holdings I Ltd.*	1,254
32	Fusion-io, Inc.*	1,072
358	Gartner, Inc.*	13,543
360	Genpact Ltd.*	5,605
295	Global Payments, Inc.	13,048
118	Harris Corp.	4,201
390	Informatica Corp.*	17,532
230	Intersil Corp., Class A	2,445
1,115	Intuit, Inc.	59,363
102	IPG Photonics Corp.*	3,910
586	Jabil Circuit, Inc.	11,878
835	JDS Uniphase Corp.*	9,168
478	KLA-Tencor Corp.	22,036
459	Lam Research Corp.*	18,713
318	Lender Processing Services, Inc.	6,029
839	Linear Technology Corp.	25,699
33	LinkedIn Corp., Class A*	2,176
637	LSI Corp.*	3,580
1,088	Maxim Integrated Products, Inc.	27,907
503	MEMC Electronic Materials, Inc.*	2,098
702	Microchip Technology, Inc.	24,507
299	MICROS Systems, Inc.*	14,104
335	National Instruments Corp.	8,810
459	NCR Corp.*	8,028
272	NeuStar, Inc., Class A*	9,177
878	Nuance Communications, Inc.*	21,581
2,212	NVIDIA Corp.*	34,574
1,638	ON Semiconductor Corp.*	12,334
1,095	Paychex, Inc.	31,875
49	PMC-Sierra, Inc.*	274
650	Polycom, Inc.*	10,985
315	QLogic Corp.*	4,700
380	Rackspace Hosting, Inc.*	16,484
711	Red Hat, Inc.*	35,607
565	Riverbed Technology, Inc.*	14,690
416	Rovi Corp.*	11,544
342	SAIC, Inc.*	4,121
147	Silicon Laboratories, Inc.*	6,353
697	Skyworks Solutions, Inc.*	11,368
260	Solera Holdings, Inc.	12,303
37	Synopsys, Inc.*	1,035
622	Teradata Corp.*	33,731
611	TIBCO Software, Inc.*	16,741
452	Trimble Navigation Ltd.*	19,472
376	VeriFone Systems, Inc.*	16,488
621	VeriSign, Inc.	20,853
148	Vistaprint N.V.*	4,841
218	WebMD Health Corp.*	7,896
2,329	Western Union Co. (The)	40,618
979	Xilinx, Inc.	32,023
201	Zebra Technologies Corp., Class A*	7,610
		1,293,273
	Materials - 4.6%

289	Airgas, Inc.	22,239
82	AK Steel Holding Corp.	694
338	Albemarle Corp.	18,431
391	Allegheny Technologies, Inc.	19,636
329	Allied Nevada Gold Corp.*	11,808
619	Ball Corp.	21,733
162	Carpenter Technology Corp.	8,771
576	Celanese Corp.	26,778
220	CF Industries Holdings, Inc.	30,756
538	Cliffs Natural Resources, Inc.	36,482
121	Compass Minerals International, Inc.	9,275
575	Crown Holdings, Inc.*	18,578
524	Eastman Chemical Co.	20,761
1,105	Ecolab, Inc.	63,007
264	FMC Corp.	22,155
139	Huntsman Corp.	1,519
296	International Flavors & Fragrances, Inc.	16,061
341	International Paper Co.	9,684
193	Intrepid Potash, Inc.*	4,470
80	Kronos Worldwide, Inc.	1,561
79	Martin Marietta Materials, Inc.	6,182
206	Molycorp, Inc.*	6,973
340	Packaging Corp. of America	8,843
583	PPG Industries, Inc.	51,158
40	Reliance Steel & Aluminum Co.	1,964
255	Rock-Tenn Co., Class A	14,854
239	Rockwood Holdings, Inc.*	10,650
200	Royal Gold, Inc.	16,290
23	Schnitzer Steel Industries, Inc., Class A	1,067
145	Scotts Miracle-Gro Co. (The), Class A	6,393
331	Sherwin-Williams Co. (The)	28,741
449	Sigma-Aldrich Corp.	29,100
182	Silgan Holdings, Inc.	7,087
451	Solutia, Inc.*	7,180
587	Steel Dynamics, Inc.	7,737
104	Temple-Inland, Inc.	3,310
168	Titanium Metals Corp.	2,617
45	Valspar Corp.	1,660
230	Walter Energy, Inc.	16,491
15	Westlake Chemical Corp.	630
244	WR Grace & Co.*	10,167
		603,493
	Telecommunication Services - 0.8%

573	Clearwire Corp., Class A*	1,020
1,070	Crown Castle International Corp.*	45,282
76	Level 3 Communications, Inc.*	1,566
1,023	MetroPCS Communications, Inc.*	8,573
549	NII Holdings, Inc.*	12,633
418	SBA Communications Corp., Class A*	17,092
475	tw telecom, inc.*	8,925
1,043	Windstream Corp.	12,266
		107,357
	Utilities - 0.1%

52	Aqua America, Inc.	1,139
188	ITC Holdings Corp.	13,897
44	National Fuel Gas Co.	2,549
30	ONEOK, Inc.	2,495
		20,080
	Total Common Stocks (Cost $6,885,984)	6,989,490

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$10,280	0.00%, due 12/01/11	10,280
	Total U.S. Government & Agency Security (Cost $10,280)	10,280

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 39.2%
$5,134,955	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,134,968	$5,134,955
	Total Repurchase Agreements (Cost $5,134,955)	5,134,955

	Total Investment Securities (Cost $12,031,219) — 92.6%	12,134,725
	Other assets less liabilities — 7.4%	966,496
	Net Assets — 100.0%	$13,101,221

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $5,032,880.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$177,770
Aggregate gross unrealized depreciation	(74,660)
Net unrealized appreciation	$103,110
Federal income tax cost of investments	$12,031,615

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell Midcap® Growth Index	$120,246	$(1,808)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell Midcap® Growth Index	5,311,956	(234,440)

Equity Index Swap Agreement with Societe Generale, based on the Russell Midcap® Growth Index	9,634,272	(148,615)

Equity Index Swap Agreement with UBS AG, based on the Russell Midcap® Growth Index	4,143,490	563,670

		$178,807

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell2000 Value

Shares		Value
	Common Stocks (a) - 64.5%
	Consumer Discretionary - 7.5%

371	1-800-Flowers.com, Inc., Class A*	$898
626	99 Cents Only Stores*	13,678
282	A.H. Belo Corp., Class A	1,165
206	Ambassadors Group, Inc.	925
792	American Axle & Manufacturing Holdings, Inc.*	6,946
573	American Greetings Corp., Class A	9,735
62	America’s Car-Mart, Inc.*	2,228
82	Archipelago Learning, Inc.*	861
183	Arctic Cat, Inc.*	3,638
441	Asbury Automotive Group, Inc.*	8,697
217	Ascent Capital Group, Inc., Class A*	10,097
272	Audiovox Corp., Class A*	1,969
438	Barnes & Noble, Inc.	7,639
1,150	Beazer Homes USA, Inc.*	2,473
580	bebe stores, inc.	4,269
985	Belo Corp., Class A	5,762
201	Benihana, Inc.*	2,056
332	Big 5 Sporting Goods Corp.	3,028
17	Biglari Holdings, Inc.*	5,845
200	Black Diamond, Inc.*	1,522
78	Blyth, Inc.	5,134
457	Bob Evans Farms, Inc.	15,300
186	Bon-Ton Stores, Inc. (The)	489
827	Boyd Gaming Corp.*	5,541
634	Brown Shoe Co., Inc.	5,319
251	Build-A-Bear Workshop, Inc.*	2,005
653	Cabela’s, Inc.*	15,391
972	Callaway Golf Co.	5,492
249	Cambium Learning Group, Inc.*	797
104	Caribou Coffee Co., Inc.*	1,405
100	Carter’s, Inc.*	3,977
636	Casual Male Retail Group, Inc.*	2,054
103	Cavco Industries, Inc.*	4,191
553	Central European Media Enterprises Ltd., Class A*	4,662
1,755	Charming Shoppes, Inc.*	6,809
17	Cherokee, Inc.	219
394	Children’s Place Retail Stores, Inc. (The)*	21,225
540	Christopher & Banks Corp.	1,544
139	Churchill Downs, Inc.	6,747
130	Cinemark Holdings, Inc.	2,547
226	Citi Trends, Inc.*	2,005
1,099	Coldwater Creek, Inc.*	949
929	Collective Brands, Inc.*	12,960
58	Columbia Sportswear Co.	2,946
201	Conn’s, Inc.*	2,267
149	Core-Mark Holding Co., Inc.	5,745
1,176	Corinthian Colleges, Inc.*	3,093
105	Cost Plus, Inc.*	849
19	Cracker Barrel Old Country Store, Inc.	904
422	Crown Media Holdings, Inc., Class A*	625
122	CSS Industries, Inc.	2,593
456	Cumulus Media, Inc., Class A*	1,386
130	Dana Holding Corp.*	1,620
96	Delta Apparel, Inc.*	1,728
412	Denny’s Corp.*	1,401
96	Digital Generation, Inc.*	1,114
544	Domino’s Pizza, Inc.*	17,919
178	Drew Industries, Inc.	3,863
514	E.W. Scripps Co. (The), Class A*	4,369
4,062	Eastman Kodak Co.*	4,387
12	Einstein Noah Restaurant Group, Inc.	165
365	Entercom Communications Corp., Class A*	2,029
315	Entravision Communications Corp., Class A*	495
236	Ethan Allen Interiors, Inc.	4,791
878	Exide Technologies*	2,423
544	Finish Line (The), Class A	11,468
133	Fisher Communications, Inc.*	3,977
100	Francesca’s Holdings Corp.*	1,650
593	Fred’s, Inc., Class A	7,982
251	Fuel Systems Solutions, Inc.*	4,468
633	Furniture Brands International, Inc.*	639
538	Gaylord Entertainment Co.*	11,416
322	Genesco, Inc.*	19,014
9	Global Sources Ltd.*	56
4	Gordmans Stores, Inc.*	51
749	Gray Television, Inc.*	1,273
363	Group 1 Automotive, Inc.	17,827
668	Harte-Hanks, Inc.	6,079
284	Haverty Furniture Cos., Inc.	3,434
466	Helen of Troy Ltd.*	13,919
257	hhgregg, Inc.*	4,071
676	HOT Topic, Inc.	4,800
925	Hovnanian Enterprises, Inc., Class A*	1,304
1,101	Iconix Brand Group, Inc.*	19,003
445	International Speedway Corp., Class A	10,947
308	Isle of Capri Casinos, Inc.*	1,518
661	Jack in the Box, Inc.*	13,551
411	Jakks Pacific, Inc.	7,846
73	Johnson Outdoors, Inc., Class A*	1,204
1,320	Jones Group, Inc. (The)	14,322
652	Journal Communications, Inc., Class A*	2,738
1,162	KB Home	8,541
77	Kenneth Cole Productions, Inc., Class A*	819
253	Kirkland’s, Inc.*	3,155
31	Knology, Inc.*	442
395	K-Swiss, Inc., Class A*	1,122
783	La-Z-Boy, Inc.*	7,752
626	Leapfrog Enterprises, Inc.*	3,405
60	Life Time Fitness, Inc.*	2,444
140	Lifetime Brands, Inc.	1,669
411	LIN TV Corp., Class A*	1,402
341	Lincoln Educational Services Corp.	2,506
333	Lithia Motors, Inc., Class A	7,396
2,130	Live Nation Entertainment, Inc.*	18,403
1,355	Liz Claiborne, Inc.*	11,206
284	Luby’s, Inc.*	1,377
282	M/I Homes, Inc.*	2,549
180	Mac-Gray Corp.	2,223
308	Marcus Corp.	3,773
80	Marine Products Corp.*	431
351	MarineMax, Inc.*	2,236
411	Martha Stewart Living Omnimedia, Class A*	1,225
274	Matthews International Corp., Class A	9,089
871	McClatchy Co. (The), Class A*	1,019
202	McCormick & Schmick’s Seafood Restaurants, Inc.*	1,757
566	MDC Holdings, Inc.	10,103
644	Men’s Wearhouse, Inc. (The)	17,923
549	Meredith Corp.	15,921

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
422	Meritage Homes Corp.*	$9,208
703	Modine Manufacturing Co.*	6,805
134	Monarch Casino & Resort, Inc.*	1,285
212	Morgans Hotel Group Co.*	1,317
182	Motorcar Parts of America, Inc.*	1,352
261	Movado Group, Inc.	4,106
406	Multimedia Games Holding Co., Inc.*	3,004
384	New York & Co., Inc.*	1,029
2,071	New York Times Co. (The), Class A*	15,077
132	Nexstar Broadcasting Group, Inc., Class A*	1,049
278	O’Charleys, Inc.*	1,790
4,190	Office Depot, Inc.*	9,428
1,298	OfficeMax, Inc.*	6,036
316	Orbitz Worldwide, Inc.*	1,112
1,439	Orient-Express Hotels Ltd., Class A*	10,346
217	Outdoor Channel Holdings, Inc.*	1,517
28	P.F. Chang’s China Bistro, Inc.	849
716	Pacific Sunwear of California, Inc.*	995
674	Penske Automotive Group, Inc.	13,675
795	PEP Boys-Manny Moe & Jack (The)	9,031
183	Perry Ellis International, Inc.*	2,617
1,013	Pier 1 Imports, Inc.*	13,767
879	Pinnacle Entertainment, Inc.*	9,291
1,959	Quiksilver, Inc.*	6,053
117	R.G. Barry Corp.	1,521
221	Red Lion Hotels Corp.*	1,547
20	Red Robin Gourmet Burgers, Inc.*	532
872	Regis Corp.	14,144
960	Rent-A-Center, Inc.	34,512
983	Ruby Tuesday, Inc.*	7,205
441	Ruth’s Hospitality Group, Inc.*	2,187
670	Ryland Group, Inc. (The)	10,077
54	Saga Communications, Inc., Class A*	1,906
1,741	Saks, Inc.*	16,574
401	Scholastic Corp.	10,855
243	School Specialty, Inc.*	1,016
418	Scientific Games Corp., Class A*	3,595
747	Sealy Corp.*	1,487
107	Select Comfort Corp.*	1,983
81	Shiloh Industries, Inc.	684
138	Shoe Carnival, Inc.*	3,282
156	Shuffle Master, Inc.*	1,730
707	Sinclair Broadcast Group, Inc., Class A	7,310
565	Skechers U.S.A., Inc., Class A*	7,605
94	Skullcandy, Inc.*	1,393
103	Skyline Corp.	594
601	Smith & Wesson Holding Corp.*	1,851
607	Sonic Automotive, Inc., Class A	8,965
503	Spartan Motors, Inc.	2,515
178	Speedway Motorsports, Inc.	2,488
470	Stage Stores, Inc.	5,894
297	Standard Motor Products, Inc.	5,800
1,604	Standard Pacific Corp.*	5,101
415	Stein Mart, Inc.	2,727
100	Steinway Musical Instruments, Inc.*	2,714
1,189	Stewart Enterprises, Inc., Class A	7,396
201	Summer Infant, Inc.*	1,379
353	Superior Industries International, Inc.	5,747
154	Systemax, Inc.*	2,264
1,055	Talbots, Inc.*	2,099
71	Teavana Holdings, Inc.*	1,418
62	Texas Roadhouse, Inc.	830
179	Town Sports International Holdings, Inc.*	1,301
651	Tuesday Morning Corp.*	2,109
210	Unifi, Inc.*	1,638
139	Universal Electronics, Inc.*	2,268
114	Vail Resorts, Inc.	5,073
2	Value Line, Inc.	24
124	ValueVision Media, Inc., Class A*	236
105	Warnaco Group, Inc. (The)*	5,322
223	West Marine, Inc.*	2,176
76	Westwood One, Inc., Class A*	305
1,366	Wet Seal, Inc. (The), Class A*	4,713
108	Weyco Group, Inc.	2,663
44	World Wrestling Entertainment, Inc., Class A	423
485	Zale Corp.*	1,668
		962,935
	Consumer Staples - 2.0%

34	Alico, Inc.	610
1,315	Alliance One International, Inc.*	3,682
281	Andersons, Inc. (The)	12,445
7	Arden Group, Inc., Class A	675
309	B&G Foods, Inc.	6,857
201	Cal-Maine Foods, Inc.	6,806
1,098	Central European Distribution Corp.*	5,040
715	Central Garden and Pet Co., Class A*	6,349
68	Chefs’ Warehouse, Inc. (The)*	910
686	Chiquita Brands International, Inc.*	5,701
105	Craft Brewers Alliance, Inc.*	677
440	Dole Food Co., Inc.*	3,718
69	Elizabeth Arden, Inc.*	2,608
96	Farmer Bros Co.	747
551	Fresh Del Monte Produce, Inc.	13,824
38	Griffin Land & Nurseries, Inc.	1,064
408	Hain Celestial Group, Inc. (The)*	15,235
137	Harbinger Group, Inc.*	644
709	Heckmann Corp.*	4,148
185	Imperial Sugar Co.	818
190	Ingles Markets, Inc., Class A	2,930
182	MGP Ingredients, Inc.	908
183	Nash Finch Co.	5,078
139	Nutraceutical International Corp.*	1,626
62	Oil-Dri Corp. of America	1,293
264	Omega Protein Corp.*	2,225
321	Pantry, Inc. (The)*	3,971
764	Pilgrim’s Pride Corp.*	4,385
759	Prestige Brands Holdings, Inc.*	7,499
72	Primo Water Corp.*	221
164	Revlon, Inc., Class A*	2,530
8,221	Rite Aid Corp.*	10,030
341	Ruddick Corp.	13,589
334	Sanderson Farms, Inc.	17,191
133	Schiff Nutrition International, Inc.*	1,581
139	Seneca Foods Corp., Class A*	3,158
473	Smart Balance, Inc.*	2,512
713	Snyder’s-Lance, Inc.	15,066
341	Spartan Stores, Inc.	6,148
53	Spectrum Brands Holdings, Inc.*	1,485
184	Star Scientific, Inc.*	486
121	Susser Holdings Corp.*	2,780
28	Tootsie Roll Industries, Inc.	675
220	TreeHouse Foods, Inc.*	14,505
350	Universal Corp.	16,583
230	Vector Group Ltd.	4,154
94	Village Super Market, Inc., Class A	2,884
166	Weis Markets, Inc.	6,627

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
843	Winn-Dixie Stores, Inc.*	$4,662
		249,340
	Energy - 3.2%

41	Alon USA Energy, Inc.	351
96	Approach Resources, Inc.*	3,003
658	Bill Barrett Corp.*	25,662
1,168	BPZ Resources, Inc.*	3,726
548	Bristow Group, Inc.	25,241
86	C&J Energy Services, Inc.*	1,689
553	Cal Dive International, Inc.*	1,305
886	CAMAC Energy, Inc.*	886
731	Cloud Peak Energy, Inc.*	15,621
719	Comstock Resources, Inc.*	11,957
330	Crimson Exploration, Inc.*	957
66	Crosstex Energy, Inc.	790
87	Dawson Geophysical Co.*	3,035
215	Delek U.S. Holdings, Inc.	2,363
973	DHT Holdings, Inc.	798
561	Endeavour International Corp.*	3,877
437	Energy Partners Ltd.*	6,039
965	Exterran Holdings, Inc.*	11,059
778	Frontline Ltd.	2,412
876	Gastar Exploration Ltd.*	2,803
185	GeoResources, Inc.*	5,274
1,528	Global Industries Ltd.*	12,193
615	GMX Resources, Inc.*	812
313	Green Plains Renewable Energy, Inc.*	3,299
185	Gulf Island Fabrication, Inc.	5,260
295	GulfMark Offshore, Inc., Class A*	13,225
5	Hallador Energy Co.	49
513	Harvest Natural Resources, Inc.*	4,694
1,600	Helix Energy Solutions Group, Inc.*	28,384
1,739	Hercules Offshore, Inc.*	6,765
345	Hornbeck Offshore Services, Inc.*	11,640
536	James River Coal Co.*	4,443
196	Key Energy Services, Inc.*	2,960
71	KiOR, Inc., Class A*	1,248
332	Knightsbridge Tankers Ltd.	5,176
337	L&L Energy, Inc.*	984
336	Matrix Service Co.*	3,145
469	Miller Energy Resources, Inc.*	1,430
83	Mitcham Industries, Inc.*	1,215
184	Natural Gas Services Group, Inc.*	2,523
1,270	Newpark Resources, Inc.*	11,379
713	Nordic American Tankers Ltd.	8,934
402	Overseas Shipholding Group, Inc.	4,241
1,761	Parker Drilling Co.*	12,257
92	Patriot Coal Corp.*	958
689	Penn Virginia Corp.	3,652
355	Petroleum Development Corp.*	11,910
648	Petroquest Energy, Inc.*	4,452
197	PHI, Inc. (Non-Voting)*	4,712
198	Pioneer Drilling Co.*	2,174
93	REX American Resources Corp.*	1,709
76	Rex Energy Corp.*	1,227
375	Scorpio Tankers, Inc.*	2,498
627	SemGroup Corp., Class A*	17,650
680	Ship Finance International Ltd.	6,807
40	Solazyme, Inc.*	467
640	Swift Energy Co.*	18,810
640	Teekay Tankers Ltd., Class A	2,432
86	Tesco Corp.*	1,146
1,032	Tetra Technologies, Inc.*	9,474
336	Triangle Petroleum Corp.*	1,932
229	Union Drilling, Inc.*	1,676
283	Ur-Energy, Inc.*	308
1,752	USEC, Inc.*	2,470
680	Vaalco Energy, Inc.*	4,284
2,637	Vantage Drilling Co.*	3,164
341	Venoco, Inc.*	3,178
193	Voyager Oil & Gas, Inc.*	492
905	Warren Resources, Inc.*	2,579
49	Western Refining, Inc.*	583
109	Westmoreland Coal Co.*	1,117
478	Willbros Group, Inc.*	1,850
462	World Fuel Services Corp.	19,806
		408,621
	Financials - 23.1%

230	1st Source Corp.	5,776
411	1st United Bancorp, Inc./FL*	2,265
483	Acadia Realty Trust (REIT)	9,457
731	Advance America Cash Advance Centers, Inc.	6,228
79	AG Mortgage Investment Trust, Inc.	1,418
149	Agree Realty Corp. (REIT)	3,634
72	Alliance Financial Corp./NY	2,134
1,370	Alterra Capital Holdings Ltd.	31,442
27	American Assets Trust, Inc. (REIT)	557
571	American Campus Communities, Inc. (REIT)	22,463
100	American Capital Mortgage Investment Corp.	1,781
898	American Equity Investment Life Holding Co.	9,932
158	American Safety Insurance Holdings Ltd.*	3,476
359	Ameris Bancorp*	3,590
278	AMERISAFE, Inc.*	6,516
125	Ames National Corp.	2,024
318	AmTrust Financial Services, Inc.	8,430
1,910	Anworth Mortgage Asset Corp. (REIT)	12,090
310	Apollo Commercial Real Estate Finance, Inc. (REIT)	4,216
2,958	Apollo Investment Corp.	21,327
57	Apollo Residential Mortgage, Inc.*	841
414	Argo Group International Holdings Ltd.	12,130
97	Arlington Asset Investment Corp., Class A	1,934
1,156	ARMOUR Residential REIT, Inc. (REIT)	8,254
145	Arrow Financial Corp.	3,431
37	Artio Global Investors, Inc.	217
788	Ashford Hospitality Trust, Inc. (REIT)	6,272
593	Associated Estates Realty Corp. (REIT)	9,571
1,313	Astoria Financial Corp.	9,900
135	Avatar Holdings, Inc.*	802
126	Baldwin & Lyons, Inc., Class B	2,772
102	Bancfirst Corp.	3,787
420	Banco Latinoamericano de Comercio Exterior S.A., Class E	6,871
56	Bancorp Rhode Island, Inc.	2,423
441	Bancorp, Inc. (The)/DE*	3,528
1,260	BancorpSouth, Inc.	12,348
694	Bank Mutual Corp.	2,346
87	Bank of Kentucky Financial Corp.	1,841
80	Bank of Marin Bancorp	2,954
366	Bank of the Ozarks, Inc.	10,376

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
318	BankFinancial Corp.	$1,787
250	Banner Corp.	4,045
502	Beneficial Mutual Bancorp, Inc.*	4,387
313	Berkshire Hills Bancorp, Inc.	6,235
1,981	BioMed Realty Trust, Inc. (REIT)	35,282
1,102	BlackRock Kelso Capital Corp.	9,587
126	BofI Holding, Inc.*	2,026
1,162	Boston Private Financial Holdings, Inc.	9,029
67	Bridge Bancorp, Inc.	1,294
138	Bridge Capital Holdings*	1,431
892	Brookline Bancorp, Inc.	7,172
122	Bryn Mawr Bank Corp.	2,258
286	Calamos Asset Management, Inc., Class A	3,383
31	California First National Bancorp	491
116	Camden National Corp.	3,438
462	Campus Crest Communities, Inc. (REIT)	4,657
173	Cape Bancorp, Inc.*	1,263
211	Capital Bank Corp.*	416
172	Capital City Bank Group, Inc.	1,808
44	Capital Southwest Corp.	3,783
1,027	CapLease, Inc. (REIT)	4,262
1,274	Capstead Mortgage Corp. (REIT)	15,900
437	Cardinal Financial Corp.	4,672
91	Cascade Bancorp*	374
295	Cash America International, Inc.	14,664
1,187	Cathay General Bancorp	16,464
1,541	CBL & Associates Properties, Inc. (REIT)	22,021
846	Cedar Realty Trust, Inc. (REIT)	2,826
182	Center Bancorp, Inc.	1,813
453	CenterState Banks, Inc.	2,555
232	Central Pacific Financial Corp.*	3,090
52	Century Bancorp, Inc./MA, Class A	1,453
103	Charter Financial Corp./GA	1,067
209	Chatham Lodging Trust (REIT)	2,238
414	Chemical Financial Corp.	8,512
485	Chesapeake Lodging Trust (REIT)	7,712
179	CIFC Corp.*	1,001
184	Citizens & Northern Corp.	3,130
572	Citizens, Inc./TX*	4,931
230	City Holding Co.	7,489
117	Clifton Savings Bancorp, Inc.	1,185
186	CNB Financial Corp./PA	2,939
3,348	CNO Financial Group, Inc.*	21,159
491	CoBiz Financial, Inc.	2,617
495	Cogdell Spencer, Inc. (REIT)	1,856
46	Cohen & Steers, Inc.	1,252
1,260	Colonial Properties Trust (REIT)	24,998
497	Colony Financial, Inc. (REIT)	7,356
596	Columbia Banking System, Inc.	10,728
555	Community Bank System, Inc.	14,663
209	Community Trust Bancorp, Inc.	5,892
609	Compass Diversified Holdings	7,807
63	Consolidated-Tomoka Land Co.	1,663
300	Coresite Realty Corp. (REIT)	5,025
1,377	Cousins Properties, Inc. (REIT)	8,193
1,009	Cowen Group, Inc., Class A*	2,482
863	CreXus Investment Corp. (REIT)	8,423
1,501	CubeSmart (REIT)	14,965
1,348	CVB Financial Corp.	13,251
1,246	CYS Investments, Inc. (REIT)	16,360
3,709	DCT Industrial Trust, Inc. (REIT)	17,840
729	Delphi Financial Group, Inc., Class A	20,048
2,527	DiamondRock Hospitality Co. (REIT)	22,187
470	Dime Community Bancshares, Inc.	5,565
117	Donegal Group, Inc., Class A	1,597
1,922	Doral Financial Corp.*	1,634
550	DuPont Fabros Technology, Inc. (REIT)	12,392
609	Dynex Capital, Inc. (REIT)	5,420
253	Eagle Bancorp, Inc.*	3,755
221	EastGroup Properties, Inc. (REIT)	9,408
306	Edelman Financial Group, Inc.	2,081
1,090	Education Realty Trust, Inc. (REIT)	10,159
323	eHealth, Inc.*	4,900
69	EMC Insurance Group, Inc.	1,413
582	Employers Holdings, Inc.	10,109
127	Encore Bancshares, Inc.*	1,532
104	Enstar Group Ltd.*	10,515
88	Enterprise Bancorp, Inc./MA	1,271
207	Enterprise Financial Services Corp.	2,989
704	Entertainment Properties Trust (REIT)	31,469
146	Equity Lifestyle Properties, Inc. (REIT)	9,027
810	Equity One, Inc. (REIT)	13,535
188	ESB Financial Corp.	2,530
171	ESSA Bancorp, Inc.	1,900
467	Excel Trust, Inc. (REIT)	5,132
866	Extra Space Storage, Inc. (REIT)	20,871
194	FBL Financial Group, Inc., Class A	6,592
763	FBR & Co.*	1,442
149	Federal Agricultural Mortgage Corp., Class C	2,532
940	FelCor Lodging Trust, Inc. (REIT)*	2,472
63	Fidus Investment Corp.	788
1,103	Fifth Street Finance Corp.	10,787
208	Financial Institutions, Inc.	3,463
1,588	First American Financial Corp.	18,421
132	First Bancorp, Inc./ME	1,917
228	First Bancorp/NC	2,686
1,164	First Busey Corp.	6,123
1,584	First Commonwealth Financial Corp.	7,366
240	First Community Bancshares, Inc./VA	2,976
270	First Connecticut Bancorp, Inc.*	3,416
147	First Defiance Financial Corp.	2,145
879	First Financial Bancorp	13,959
261	First Financial Bankshares, Inc.	8,613
168	First Financial Corp./IN	5,593
249	First Financial Holdings, Inc.	2,034
1,307	First Industrial Realty Trust, Inc. (REIT)*	12,416
238	First Interstate BancSystem, Inc.	2,804
832	First Marblehead Corp. (The)*	940
387	First Merchants Corp.	3,135
1,125	First Midwest Bancorp, Inc./IL	10,688
115	First of Long Island Corp. (The)	2,984
153	First Pactrust Bancorp, Inc.	1,744
755	First Potomac Realty Trust (REIT)	9,611
1,649	FirstMerit Corp.	24,092
2,952	Flagstar Bancorp, Inc.*	1,535
745	Flagstone Reinsurance Holdings S.A.	6,094
474	Flushing Financial Corp.	6,134
1,916	FNB Corp./PA	20,425
535	Forestar Group, Inc.*	8,132
88	Fortegra Financial Corp.*	510
220	Fox Chase Bancorp, Inc.	2,796
210	Franklin Financial Corp./VA*	2,297

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,066	Franklin Street Properties Corp. (REIT)	$11,630
261	FXCM, Inc., Class A	2,631
113	Gain Capital Holdings, Inc.*	754
38	GAMCO Investors, Inc., Class A	1,794
190	German American Bancorp, Inc.	3,416
210	Getty Realty Corp. (REIT)	3,360
1,067	GFI Group, Inc.	4,535
1,086	Glacier Bancorp, Inc.	13,043
318	Gladstone Capital Corp.	2,385
97	Gladstone Commercial Corp. (REIT)	1,659
333	Gladstone Investment Corp.	2,507
1,189	Gleacher & Co., Inc.*	1,534
207	Glimcher Realty Trust (REIT)	1,801
204	Global Indemnity plc*	3,843
155	Golub Capital BDC, Inc.	2,480
534	Government Properties Income Trust (REIT)	11,615
153	Great Southern Bancorp, Inc.	3,267
327	Greenlight Capital Re Ltd., Class A*	7,796
108	Hallmark Financial Services*	859
1,152	Hancock Holding Co.	35,176
2,283	Hanmi Financial Corp.*	1,999
184	Harleysville Group, Inc.	10,850
468	Harris & Harris Group, Inc.*	1,675
1,128	Hatteras Financial Corp. (REIT)	30,230
1,175	Healthcare Realty Trust, Inc. (REIT)	20,703
201	Heartland Financial USA, Inc.	3,097
661	Hercules Technology Growth Capital, Inc.	6,240
315	Heritage Commerce Corp.*	1,575
236	Heritage Financial Corp./WA	2,912
2,125	Hersha Hospitality Trust (REIT)	9,138
265	Highwoods Properties, Inc. (REIT)	7,643
601	Hilltop Holdings, Inc.*	5,090
339	Home Bancshares, Inc./AR	8,428
250	Home Federal Bancorp, Inc./ID	2,685
602	Horace Mann Educators Corp.	7,350
333	Hudson Pacific Properties, Inc. (REIT)	4,276
235	Hudson Valley Holding Corp.	4,790
446	Iberiabank Corp.	22,220
520	ICG Group, Inc.*	4,477
40	Imperial Holdings, Inc.*	76
111	Independence Holding Co.	945
324	Independent Bank Corp./MA	8,469
187	Infinity Property & Casualty Corp.	10,739
1,164	Inland Real Estate Corp. (REIT)	8,637
800	International Bancshares Corp.	14,304
200	INTL FCStone, Inc.*	4,978
1,742	Invesco Mortgage Capital, Inc. (REIT)	27,471
623	Investment Technology Group, Inc.*	6,635
602	Investors Bancorp, Inc.*	8,241
980	Investors Real Estate Trust (REIT)	6,880
1,396	iStar Financial, Inc. (REIT)*	7,762
229	JMP Group, Inc.	1,624
65	Kansas City Life Insurance Co.	2,096
545	KBW, Inc.	7,428
201	Kearny Financial Corp.	1,978
359	Kennedy-Wilson Holdings, Inc.	3,971
447	Kilroy Realty Corp. (REIT)	16,132
841	Kite Realty Group Trust (REIT)	3,549
1,515	Knight Capital Group, Inc., Class A*	19,134
296	Kohlberg Capital Corp.	1,868
327	Lakeland Bancorp, Inc.	2,829
245	Lakeland Financial Corp.	6,007
1,284	LaSalle Hotel Properties (REIT)	30,058
1,807	Lexington Realty Trust (REIT)	13,697
376	LTC Properties, Inc. (REIT)	10,810
763	Maiden Holdings Ltd.	6,638
348	Main Street Capital Corp.	6,789
304	MainSource Financial Group, Inc.	2,517
131	Marlin Business Services Corp.	1,703
822	MB Financial, Inc.	13,958
1,163	MCG Capital Corp.	5,140
804	Meadowbrook Insurance Group, Inc.	8,201
222	Medallion Financial Corp.	2,611
1,687	Medical Properties Trust, Inc. (REIT)	16,128
168	Medley Capital Corp.	1,609
73	Merchants Bancshares, Inc.	2,095
133	Meridian Interstate Bancorp, Inc.*	1,639
209	Metro Bancorp, Inc.*	1,770
5,375	MFA Financial, Inc. (REIT)	36,980
2,833	MGIC Investment Corp.*	8,159
115	MidSouth Bancorp, Inc.	1,467
267	Mission West Properties, Inc. (REIT)	2,048
535	Monmouth Real Estate Investment Corp., Class A (REIT)	4,542
941	Montpelier Re Holdings Ltd.	16,016
740	MPG Office Trust, Inc. (REIT)*	1,532
362	MVC Capital, Inc.	4,644
993	Nara Bancorp, Inc.*	9,304
105	National Bankshares, Inc.	2,872
665	National Financial Partners Corp.*	9,177
206	National Health Investors, Inc. (REIT)	8,716
104	National Interstate Corp.	2,426
1,868	National Penn Bancshares, Inc.	15,560
1,440	National Retail Properties, Inc. (REIT)	38,102
33	National Western Life Insurance Co., Class A	4,786
176	Navigators Group, Inc. (The)*	8,217
520	NBT Bancorp, Inc.	11,076
389	Nelnet, Inc., Class A	8,912
110	New Mountain Finance Corp.	1,452
102	Newcastle Investment Corp. (REIT)	454
412	NewStar Financial, Inc.*	4,075
327	NGP Capital Resources Co.	2,426
147	Nicholas Financial, Inc.	1,629
257	Northfield Bancorp, Inc.	3,688
1,447	NorthStar Realty Finance Corp. (REIT)	6,352
1,602	Northwest Bancshares, Inc.	19,897
221	OceanFirst Financial Corp.	2,871
1,125	Ocwen Financial Corp.*	14,816
1,430	Old National Bancorp/IN	16,045
81	Omega Healthcare Investors, Inc. (REIT)	1,452
179	OmniAmerican Bancorp, Inc.*	2,649
167	One Liberty Properties, Inc. (REIT)	2,717
335	OneBeacon Insurance Group Ltd., Class A	5,149
156	Oppenheimer Holdings Inc., Class A	2,412
683	Oriental Financial Group, Inc.	7,499
771	Oritani Financial Corp.	10,031
105	Orrstown Financial Services, Inc.	907
62	Pacific Capital Bancorp NA*	1,603
278	Pacific Continental Corp.	2,633
457	PacWest Bancorp	8,537
195	Park National Corp.	11,876
432	Park Sterling Corp.*	1,680
332	Parkway Properties, Inc./MD (REIT)	3,357

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
768	Pebblebrook Hotel Trust (REIT)	$14,223
690	PennantPark Investment Corp.	7,314
58	Penns Woods Bancorp, Inc.	2,224
840	Pennsylvania Real Estate Investment Trust (REIT)	7,837
419	PennyMac Mortgage Investment Trust (REIT)	6,754
159	Peoples Bancorp, Inc./OH	2,046
849	PHH Corp.*	13,041
1,756	Phoenix Cos., Inc. (The)*	3,178
343	PICO Holdings, Inc.*	7,594
515	Pinnacle Financial Partners, Inc.*	7,720
239	Piper Jaffray Cos.*	4,947
563	Platinum Underwriters Holdings Ltd.	19,384
752	Post Properties, Inc. (REIT)	30,072
281	Potlatch Corp. (REIT)	9,037
327	Presidential Life Corp.	3,342
513	Primerica, Inc.	11,778
380	Primus Guaranty Ltd.*	2,219
906	PrivateBancorp, Inc.	8,698
462	ProAssurance Corp.	36,780
1,663	Prospect Capital Corp.	15,433
708	Prosperity Bancshares, Inc.	28,313
913	Provident Financial Services, Inc.	11,951
574	Provident New York Bancorp	4,001
225	PS Business Parks, Inc. (REIT)	11,857
2,010	Radian Group, Inc.	4,342
574	RAIT Financial Trust (REIT)	2,560
582	Ramco-Gershenson Properties Trust (REIT)	4,941
1,186	Redwood Trust, Inc. (REIT)	12,251
378	Renasant Corp.	5,602
150	Republic Bancorp, Inc./KY, Class A	3,180
1,075	Resource Capital Corp. (REIT)	5,730
635	Retail Opportunity Investments Corp. (REIT)	7,480
275	RLI Corp.	19,489
416	RLJ Lodging Trust (REIT)	6,656
445	Rockville Financial, Inc.	4,517
113	Roma Financial Corp.	1,121
424	S&T Bancorp, Inc.	7,827
155	S.Y. Bancorp, Inc.	3,292
404	Sabra Health Care REIT, Inc. (REIT)	4,282
312	Safeguard Scientifics, Inc.*	5,257
190	Safety Insurance Group, Inc.	7,950
364	Sandy Spring Bancorp, Inc.	6,301
211	SCBT Financial Corp.	6,009
302	SeaBright Holdings, Inc.	2,069
1,094	Seacoast Banking Corp. of Florida*	1,630
815	Selective Insurance Group, Inc.	13,431
179	Sierra Bancorp	1,810
262	Simmons First National Corp., Class A	6,943
551	Solar Capital Ltd.	12,684
117	Solar Senior Capital Ltd.	1,843
248	Southside Bancshares, Inc.	5,379
293	Southwest Bancorp, Inc./OK*	1,444
418	Sovran Self Storage, Inc. (REIT)	17,406
240	STAG Industrial, Inc. (REIT)	2,518
1,407	Starwood Property Trust, Inc. (REIT)	25,101
194	State Auto Financial Corp.	2,312
228	State Bancorp, Inc./NY	2,665
477	State Bank Financial Corp.*	7,160
347	StellarOne Corp.	4,254
467	Sterling Bancorp/NY	4,077
405	Sterling Financial Corp./WA*	6,431
275	Stewart Information Services Corp.	2,901
488	Stifel Financial Corp.*	15,470
1,971	Strategic Hotels & Resorts, Inc. (REIT)*	9,894
147	Suffolk Bancorp	1,285
412	Summit Hotel Properties, Inc. (REIT)	3,469
568	Sun Bancorp, Inc./NJ*	1,465
321	Sun Communities, Inc. (REIT)	11,473
1,784	Sunstone Hotel Investors, Inc. (REIT)*	13,594
2,365	Susquehanna Bancshares, Inc.	18,731
504	SVB Financial Group*	23,708
440	SWS Group, Inc.	2,825
1,020	Symetra Financial Corp.	9,629
111	Taylor Capital Group, Inc.*	950
140	Terreno Realty Corp. (REIT)	1,792
181	Territorial Bancorp, Inc.	3,566
562	Texas Capital Bancshares, Inc.*	16,219
140	THL Credit, Inc.	1,680
487	TICC Capital Corp.	4,325
123	Tompkins Financial Corp.	4,932
158	Tower Bancorp, Inc.	4,312
557	Tower Group, Inc.	11,691
368	TowneBank/VA	4,574
334	Triangle Capital Corp.	6,049
212	Trico Bancshares	3,131
1,331	TrustCo Bank Corp NY	7,014
966	Trustmark Corp.	21,600
2,122	Two Harbors Investment Corp. (REIT)	19,862
483	UMB Financial Corp.	17,243
174	UMH Properties, Inc. (REIT)	1,603
1,731	Umpqua Holdings Corp.	21,637
306	Union First Market Bankshares Corp.	4,006
758	United Bankshares, Inc.	20,254
628	United Community Banks, Inc./GA*	4,371
243	United Financial Bancorp, Inc.	4,099
325	United Fire & Casualty Co.	6,367
85	Universal Health Realty Income Trust (REIT)	3,137
283	Universal Insurance Holdings, Inc.	979
253	Univest Corp. of Pennsylvania	3,825
302	Urstadt Biddle Properties, Inc., Class A (REIT)	5,095
526	ViewPoint Financial Group	6,754
354	Virginia Commerce Bancorp, Inc.*	2,365
5	Virtus Investment Partners, Inc.*	379
392	Walter Investment Management Corp.	8,765
231	Washington Banking Co.	2,603
742	Washington Real Estate Investment Trust (REIT)	20,190
215	Washington Trust Bancorp, Inc.	5,119
1,088	Webster Financial Corp.	21,434
349	WesBanco, Inc.	6,854
235	West Bancorp., Inc.	2,268
291	West Coast Bancorp/OR*	4,729
238	Westamerica Bancorp.	10,927
1,047	Western Alliance Bancorp.*	6,586
313	Westfield Financial, Inc.	2,285
113	Whitestone REIT, Class B (REIT)	1,350
929	Wilshire Bancorp, Inc.*	2,973
433	Winthrop Realty Trust (REIT)	4,044
528	Wintrust Financial Corp.	14,673
97	WSFS Financial Corp.	3,544
		2,966,663

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 3.4%

124	Accuray, Inc.*	$497
275	Affymax, Inc.*	1,449
1,064	Affymetrix, Inc.*	4,809
332	Albany Molecular Research, Inc.*	760
230	Allos Therapeutics, Inc.*	306
124	Almost Family, Inc.*	1,856
814	Alphatec Holdings, Inc.*	1,661
285	AMAG Pharmaceuticals, Inc.*	5,073
445	Amedisys, Inc.*	5,282
233	American Dental Partners, Inc.*	4,390
326	AMN Healthcare Services, Inc.*	1,496
472	Amsurg Corp.*	12,310
10	Anacor Pharmaceuticals, Inc.*	50
49	Analogic Corp.	2,745
377	AngioDynamics, Inc.*	5,700
2,035	Arena Pharmaceuticals, Inc.*	3,215
480	Array Biopharma, Inc.*	1,013
295	Assisted Living Concepts, Inc., Class A	4,053
793	Astex Pharmaceuticals, Inc.*	1,197
191	AVANIR Pharmaceuticals, Inc., Class A*	470
14	BG Medicine, Inc.*	65
356	Biolase Technology, Inc.*	1,035
172	BioMimetic Therapeutics, Inc.*	540
149	BioScrip, Inc.*	915
444	Cambrex Corp.*	3,068
199	Cantel Medical Corp.	5,236
281	Capital Senior Living Corp.*	2,088
274	CardioNet, Inc.*	636
364	Cell Therapeutics, Inc.*	408
570	Celldex Therapeutics, Inc.*	1,516
283	Centene Corp.*	10,955
105	Cerus Corp.*	314
97	Chindex International, Inc.*	894
213	Columbia Laboratories, Inc.*	460
427	CONMED Corp.*	11,226
121	Cornerstone Therapeutics, Inc.*	707
419	Cross Country Healthcare, Inc.*	2,166
381	CryoLife, Inc.*	1,570
338	Curis, Inc.*	1,220
146	Cynosure, Inc., Class A*	1,789
197	Cytori Therapeutics, Inc.*	548
85	Durect Corp.*	116
270	Dyax Corp.*	383
30	DynaVox, Inc., Class A*	119
531	Enzo Biochem, Inc.*	1,301
535	Enzon Pharmaceuticals, Inc.*	3,782
7	Epocrates, Inc.*	60
358	eResearchTechnology, Inc.*	1,640
246	Exact Sciences Corp.*	2,089
37	Exactech, Inc.*	559
633	Five Star Quality Care, Inc.*	1,627
149	Furiex Pharmaceuticals, Inc.*	2,682
462	Gentiva Health Services, Inc.*	2,689
1,515	Geron Corp.*	2,530
352	Greatbatch, Inc.*	7,786
241	Hanger Orthopedic Group, Inc.*	3,856
326	Harvard Bioscience, Inc.*	1,441
1,436	HealthSouth Corp.*	24,814
468	Healthspring, Inc.*	25,562
513	Healthways, Inc.*	3,340
108	Hi-Tech Pharmacal Co., Inc.*	4,484
12	Horizon Pharma, Inc.*	63
139	ICU Medical, Inc.*	6,117
598	Idenix Pharmaceuticals, Inc.*	4,545
322	Immunogen, Inc.*	3,912
86	Impax Laboratories, Inc.*	1,732
262	Inhibitex, Inc.*	3,825
375	Insmed, Inc.*	1,208
438	InterMune, Inc.*	7,954
408	Invacare Corp.	8,380
77	IRIS International, Inc.*	748
785	Kindred Healthcare, Inc.*	9,734
263	K-V Pharmaceutical Co., Class A*	331
169	Lannett Co., Inc.*	668
1,681	Lexicon Pharmaceuticals, Inc.*	1,967
226	LHC Group, Inc.*	3,141
484	Magellan Health Services, Inc.*	24,519
456	Maxygen, Inc.	2,595
129	MedAssets, Inc.*	1,233
139	Medical Action Industries, Inc.*	660
351	Medicines Co. (The)*	6,637
164	Medicis Pharmaceutical Corp., Class A	5,355
146	Metabolix, Inc.*	695
677	Micromet, Inc.*	4,150
168	Molina Healthcare, Inc.*	3,671
155	National Healthcare Corp.	6,456
211	Natus Medical, Inc.*	1,766
635	Nektar Therapeutics*	3,175
68	NeoStem, Inc.*	34
211	Neurocrine Biosciences, Inc.*	1,380
457	Novavax, Inc.*	631
51	Nymox Pharmaceutical Corp.*	419
259	Omnicell, Inc.*	4,185
180	Oncothyreon, Inc.*	1,256
179	Owens & Minor, Inc.	5,513
399	Pacific Biosciences of California, Inc.*	1,137
287	Palomar Medical Technologies, Inc.*	2,371
168	Par Pharmaceutical Cos., Inc.*	5,445
84	PAREXEL International Corp.*	1,684
369	PDL BioPharma, Inc.	2,362
443	PharMerica Corp.*	6,933
115	Progenics Pharmaceuticals, Inc.*	773
157	Providence Service Corp. (The)*	1,838
245	Rigel Pharmaceuticals, Inc.*	1,867
786	RTI Biologics, Inc.*	3,356
310	Savient Pharmaceuticals, Inc.*	778
523	Select Medical Holdings Corp.*	4,534
456	Sequenom, Inc.*	1,906
272	Skilled Healthcare Group, Inc., Class A*	1,161
915	Solta Medical, Inc.*	2,077
71	Staar Surgical Co.*	698
379	Sun Healthcare Group, Inc.*	1,167
28	Sunesis Pharmaceuticals, Inc.*	35
218	Sunrise Senior Living, Inc.*	1,097
230	SurModics, Inc.*	2,852
411	Symmetry Medical, Inc.*	3,218
172	Theravance, Inc.*	4,015
18	Transcept Pharmaceuticals, Inc.*	125
298	Triple-S Management Corp., Class B*	5,805
487	Universal American Corp.	6,394
40	Uroplasty, Inc.*	161
26	Vanda Pharmaceuticals, Inc.*	130
299	Vanguard Health Systems, Inc.*	3,062
118	Vical, Inc.*	520
1,068	ViroPharma, Inc.*	25,643
229	West Pharmaceutical Services, Inc.	8,823

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
589	Wright Medical Group, Inc.*	$8,647
96	XenoPort, Inc.*	459
55	Young Innovations, Inc.	1,595
442	Zalicus, Inc.*	411
		438,282
	Industrials - 9.5%

574	A. O. Smith Corp.	22,535
12	A.T. Cross Co., Class A*	131
1,094	A123 Systems, Inc.*	2,713
448	AAR Corp.	8,180
579	ABM Industries, Inc.	12,582
833	ACCO Brands Corp.*	7,855
549	Accuride Corp.*	3,354
402	Aceto Corp.	2,754
871	Actuant Corp., Class A	19,963
596	Aegion Corp.*	9,035
813	Air Transport Services Group, Inc.*	3,935
788	Aircastle Ltd.	9,157
94	Alamo Group, Inc.	2,670
511	Alaska Air Group, Inc.*	35,474
337	Albany International Corp., Class A	8,176
131	Amerco, Inc.*	10,218
147	American Railcar Industries, Inc.*	3,497
479	American Reprographics Co.*	2,256
674	American Superconductor Corp.*	2,676
142	American Woodmark Corp.	1,808
116	Ampco-Pittsburgh Corp.	2,384
424	Apogee Enterprises, Inc.	4,494
98	Argan, Inc.	1,372
384	Arkansas Best Corp.	7,342
301	Astec Industries, Inc.*	10,068
397	Atlas Air Worldwide Holdings, Inc.*	16,773
246	Baltic Trading Ltd.	1,264
822	Barnes Group, Inc.	20,476
115	Barrett Business Services, Inc.	2,197
102	Belden, Inc.	3,370
656	Brady Corp., Class A	19,641
761	Briggs & Stratton Corp.	11,468
94	Brink’s Co. (The)	2,314
1,561	Broadwind Energy, Inc.*	1,030
687	Builders FirstSource, Inc.*	1,065
10	CAI International, Inc.*	153
131	Cascade Corp.	5,700
50	Casella Waste Systems, Inc., Class A*	311
595	CBIZ, Inc.*	3,582
166	CDI Corp.	2,166
113	Celadon Group, Inc.	1,208
390	Cenveo, Inc.*	1,189
376	Ceradyne, Inc.*	11,182
96	CIRCOR International, Inc.	3,120
38	CLARCOR, Inc.	1,840
61	Columbus McKinnon Corp.*	766
572	Comfort Systems USA, Inc.	5,966
16	Compx International, Inc.	248
155	Courier Corp.	1,713
126	Covenant Transportation Group, Inc., Class A*	387
135	CRA International, Inc.*	2,757
133	Cubic Corp.	5,643
701	Curtiss-Wright Corp.	23,098
458	Dolan Co. (The)*	4,182
129	Douglas Dynamics, Inc.	2,000
159	Ducommun, Inc.	1,903
443	Dycom Industries, Inc.*	8,882
944	Eagle Bulk Shipping, Inc.*	1,048
1,009	EMCOR Group, Inc.	25,861
280	Encore Wire Corp.	7,258
691	Energy Recovery, Inc.*	1,990
942	EnergySolutions, Inc.*	2,977
243	EnerNOC, Inc.*	2,391
536	EnerSys*	12,891
393	Ennis, Inc.	5,836
178	EnPro Industries, Inc.*	5,958
298	ESCO Technologies, Inc.	8,076
225	Essex Rental Corp.*	648
460	Esterline Technologies Corp.*	24,780
690	Excel Maritime Carriers Ltd.*	1,304
858	Federal Signal Corp.	3,166
86	Flow International Corp.*	225
653	Force Protection, Inc.*	3,605
201	Franklin Covey Co.*	1,883
23	Franklin Electric Co., Inc.	1,083
180	FreightCar America, Inc.*	4,091
635	FTI Consulting, Inc.*	27,235
15	Fuel Tech, Inc.*	87
282	G&K Services, Inc., Class A	8,432
446	Genco Shipping & Trading Ltd.*	3,381
235	GenCorp, Inc.*	1,278
237	Generac Holdings, Inc.*	5,942
979	Geo Group, Inc. (The)*	17,328
316	GeoEye, Inc.*	6,001
459	Gibraltar Industries, Inc.*	6,219
118	Global Power Equipment Group, Inc.*	2,747
159	GP Strategies Corp.*	2,075
583	Granite Construction, Inc.	14,517
888	Great Lakes Dredge & Dock Corp.	5,372
278	Greenbrier Cos., Inc.*	6,172
720	Griffon Corp.	6,754
233	H&E Equipment Services, Inc.*	2,961
761	Hawaiian Holdings, Inc.*	4,528
246	Heidrick & Struggles International, Inc.	5,240
228	Hexcel Corp.*	5,682
378	Hill International, Inc.*	2,079
495	Hudson Highland Group, Inc.*	2,336
97	Hurco Cos., Inc.*	2,302
20	Huron Consulting Group, Inc.*	694
192	ICF International, Inc.*	4,980
252	Insteel Industries, Inc.	2,628
459	Interline Brands, Inc.*	7,243
82	International Shipholding Corp.	1,543
3,720	JetBlue Airways Corp.*	15,326
31	John Bean Technologies Corp.	510
135	Kadant, Inc.*	2,759
177	Kaman Corp.	5,492
492	Kaydon Corp.	15,537
402	Kelly Services, Inc., Class A	5,821
278	KEYW Holding Corp. (The)*	2,260
57	Kforce, Inc.*	698
473	Kimball International, Inc., Class B	2,871
669	Korn/Ferry International*	11,259
500	Kratos Defense & Security Solutions, Inc.*	2,500
144	L.B. Foster Co., Class A	4,136
53	Lawson Products, Inc.	835
296	Layne Christensen Co.*	7,406
69	LMI Aerospace, Inc.*	1,145
294	LSI Industries, Inc.	1,908
259	Lydall, Inc.*	2,331
152	M&F Worldwide Corp.*	3,791
198	Marten Transport Ltd.	3,655

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
212	McGrath RentCorp	$5,934
456	Meritor, Inc.*	2,713
256	Metalico, Inc.*	904
206	Met-Pro Corp.	1,860
126	Michael Baker Corp.*	2,501
179	Miller Industries, Inc.	2,880
411	Mobile Mini, Inc.*	7,410
619	Moog, Inc., Class A*	25,887
494	Mueller Industries, Inc.	18,841
2,347	Mueller Water Products, Inc., Class A	5,257
163	Multi-Color Corp.	4,274
19	MYR Group, Inc.*	333
88	NACCO Industries, Inc., Class A	6,983
779	Navigant Consulting, Inc.*	8,779
298	NCI Building Systems, Inc.*	2,777
5	NL Industries, Inc.	69
141	Northwest Pipe Co.*	3,284
809	Odyssey Marine Exploration, Inc.*	2,063
498	On Assignment, Inc.*	5,189
511	Orbital Sciences Corp.*	7,588
408	Orion Marine Group, Inc.*	2,452
476	Pacer International, Inc.*	2,037
93	Patriot Transportation Holding, Inc.*	2,119
833	Pendrell Corp.*	2,274
245	Pike Electric Corp.*	1,666
133	Powell Industries, Inc.*	4,033
241	PowerSecure International, Inc.*	1,530
33	Preformed Line Products Co.	1,755
51	Primoris Services Corp.	725
347	Quad/Graphics, Inc.	5,559
158	Quality Distribution, Inc.*	1,596
572	Quanex Building Products Corp.	8,626
322	RailAmerica, Inc.*	4,524
69	RBC Bearings, Inc.*	2,915
728	Republic Airways Holdings, Inc.*	2,788
700	Resources Connection, Inc.	7,490
129	Roadrunner Transportation Systems, Inc.*	1,840
595	Robbins & Myers, Inc.	31,654
1,023	RSC Holdings, Inc.*	12,440
489	Rush Enterprises, Inc., Class A*	9,369
240	Saia, Inc.*	2,791
178	Schawk, Inc.	2,252
5	Seaboard Corp.	10,049
167	SeaCube Container Leasing Ltd.	2,570
628	Simpson Manufacturing Co., Inc.	20,787
798	SkyWest, Inc.	9,680
235	Spirit Airlines, Inc.*	3,791
153	Standex International Corp.	4,885
1,060	Steelcase, Inc., Class A	8,310
249	Sterling Construction Co., Inc.*	3,165
848	Swift Transportation Co.*	7,225
559	SYKES Enterprises, Inc.*	9,106
279	Tecumseh Products Co., Class A*	1,445
399	Teledyne Technologies, Inc.*	22,615
750	Tetra Tech, Inc.*	16,793
158	Titan Machinery, Inc.*	3,429
115	TMS International Corp., Class A*	1,150
502	Triumph Group, Inc.	29,864
230	TrueBlue, Inc.*	2,960
471	Tutor Perini Corp.*	7,767
322	Ultrapetrol (Bahamas) Ltd.*	873
214	Unifirst Corp.	12,376
665	United Rentals, Inc.*	18,713
245	United Stationers, Inc.	8,217
166	UniTek Global Services, Inc.*	830
295	Universal Forest Products, Inc.	8,222
83	Universal Truckload Services, Inc.	1,141
2,446	US Airways Group, Inc.*	11,545
15	US Ecology, Inc.	277
314	USG Corp.*	3,074
572	Valence Technology, Inc.*	522
267	Viad Corp.	4,953
62	VSE Corp.	1,618
411	Watts Water Technologies, Inc., Class A	15,700
237	WCA Waste Corp.*	1,164
565	Werner Enterprises, Inc.	13,244
196	Wesco Aircraft Holdings, Inc.*	2,599
34	Zipcar, Inc.*	543
		1,222,453
	Information Technology - 7.2%

836	Accelrys, Inc.*	5,961
43	Actuate Corp.*	284
1,225	Acxiom Corp.*	15,239
513	Advanced Analogic Technologies, Inc.*	2,947
658	Advanced Energy Industries, Inc.*	6,567
270	Agilysys, Inc.*	2,195
222	Alpha & Omega Semiconductor Ltd.*	1,945
1,596	Amkor Technology, Inc.*	7,086
9	Amtech Systems, Inc.*	82
1,018	ANADIGICS, Inc.*	2,290
203	Anaren, Inc.*	3,396
212	Anixter International, Inc.*	13,019
148	Applied Micro Circuits Corp.*	1,104
1,868	Arris Group, Inc.*	20,081
451	ATMI, Inc.*	9,336
915	Aviat Networks, Inc.*	1,610
447	Avid Technology, Inc.*	3,558
1,602	Axcelis Technologies, Inc.*	2,035
278	AXT, Inc.*	1,170
38	Badger Meter, Inc.	1,181
92	Bankrate, Inc.*	1,668
159	Bel Fuse, Inc., Class B	2,907
917	Benchmark Electronics, Inc.*	12,664
271	Black Box Corp.	7,732
412	Blue Coat Systems, Inc.*	7,416
581	Brightpoint, Inc.*	5,804
999	Brooks Automation, Inc.	9,530
274	Cabot Microelectronics Corp.*	11,390
370	CACI International, Inc., Class A*	20,861
29	Carbonite, Inc.*	351
605	Checkpoint Systems, Inc.*	7,308
965	CIBER, Inc.*	3,995
115	Cognex Corp.	4,102
108	Coherent, Inc.*	5,486
363	Cohu, Inc.	3,674
100	Communications Systems, Inc.	1,378
68	Computer Task Group, Inc.*	887
354	Comtech Telecommunications Corp.	10,723
1,588	Convergys Corp.*	20,517
546	Cray, Inc.*	3,374
272	CSG Systems International, Inc.*	4,126
518	CTS Corp.	4,408
346	Cymer, Inc.*	15,473
420	Daktronics, Inc.	3,948
146	DDi Corp.	1,315
85	DealerTrack Holdings, Inc.*	2,202
319	Digi International, Inc.*	3,506
523	Digital River, Inc.*	8,363

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
658	Dot Hill Systems Corp.*	$882
353	DSP Group, Inc.*	2,076
135	Dynamics Research Corp.*	1,316
1,661	Earthlink, Inc.	10,464
139	Ebix, Inc.	2,988
166	Electro Rent Corp.	2,721
310	Electro Scientific Industries, Inc.*	4,083
655	Electronics for Imaging, Inc.*	9,687
1,334	Emcore Corp.*	1,267
1,325	Emulex Corp.*	10,467
1,369	Entegris, Inc.*	11,541
441	EPIQ Systems, Inc.	5,953
55	ePlus, Inc.*	1,527
773	Euronet Worldwide, Inc.*	13,914
491	Exar Corp.*	3,093
999	Extreme Networks*	3,017
251	Fair Isaac Corp.	9,129
44	FEI Co.*	1,776
765	Formfactor, Inc.*	4,529
584	FSI International, Inc.*	1,518
974	Global Cash Access Holdings, Inc.*	4,383
99	Globecomm Systems, Inc.*	1,355
390	GSI Group, Inc.*	4,298
304	GSI Technology, Inc.*	1,490
161	Hackett Group, Inc. (The)*	609
1,367	Harmonic, Inc.*	7,341
584	Identive Group, Inc.*	1,133
453	Imation Corp.*	2,664
37	Immersion Corp.*	225
1,479	Infinera Corp.*	10,205
487	InfoSpace, Inc.*	4,695
705	Insight Enterprises, Inc.*	10,321
808	Integrated Device Technology, Inc.*	4,686
404	Integrated Silicon Solution, Inc.*	3,769
897	Intermec, Inc.*	6,584
110	Internap Network Services Corp.*	571
345	Intevac, Inc.*	2,584
126	IXYS Corp.*	1,454
520	JDA Software Group, Inc.*	16,390
632	Kemet Corp.*	5,233
581	KIT Digital, Inc.*	5,183
598	Kopin Corp.*	2,105
1,087	Kulicke & Soffa Industries, Inc.*	9,892
213	KVH Industries, Inc.*	1,657
1,231	Lattice Semiconductor Corp.*	8,482
157	Limelight Networks, Inc.*	484
42	Littelfuse, Inc.	1,963
152	Loral Space & Communications, Inc.*	9,447
344	LTX-Credence Corp.*	2,095
352	Mantech International Corp., Class A	11,898
190	Marchex, Inc., Class B	1,313
808	Mentor Graphics Corp.*	10,294
456	Mercury Computer Systems, Inc.*	6,288
558	Methode Electronics, Inc.	4,955
231	Mindspeed Technologies, Inc.*	1,190
232	MIPS Technologies, Inc.*	1,114
789	MKS Instruments, Inc.	21,193
661	ModusLink Global Solutions, Inc.	2,875
12	MoneyGram International, Inc.*	206
105	Monolithic Power Systems, Inc.*	1,264
32	Motricity, Inc.*	44
113	Multi-Fineline Electronix, Inc.*	2,365
304	Nanometrics, Inc.*	5,007
83	NCI, Inc., Class A*	1,004
66	NeoPhotonics Corp.*	313
388	Newport Corp.*	5,056
434	Novatel Wireless, Inc.*	1,393
762	Oclaro, Inc.*	2,370
185	Omnivision Technologies, Inc.*	1,996
901	Openwave Systems, Inc.*	1,478
178	Oplink Communications, Inc.*	2,939
660	Opnext, Inc.*	693
523	ORBCOMM, Inc.*	1,726
66	OSI Systems, Inc.*	3,155
313	Park Electrochemical Corp.	8,589
140	PC Connection, Inc.	1,418
21	PDF Solutions, Inc.*	131
107	Perficient, Inc.*	920
334	Pericom Semiconductor Corp.*	2,602
887	Photronics, Inc.*	5,136
530	Plantronics, Inc.	18,264
51	Plexus Corp.*	1,385
672	PLX Technology, Inc.*	2,076
64	Power-One, Inc.*	273
411	Progress Software Corp.*	8,372
3,403	Quantum Corp.*	9,154
641	Quest Software, Inc.*	11,583
366	QuinStreet, Inc.*	3,389
293	Radisys Corp.*	1,272
318	RealNetworks, Inc.	2,414
3,731	RF Micro Devices, Inc.*	23,244
213	Richardson Electronics Ltd.	2,635
143	Rimage Corp.	1,619
228	Rofin-Sinar Technologies, Inc.*	5,486
159	Rogers Corp.*	6,312
166	Rosetta Stone, Inc.*	1,150
478	Rudolph Technologies, Inc.*	3,757
695	S1 Corp.*	6,769
1,215	Sanmina-SCI Corp.*	10,291
348	ScanSource, Inc.*	12,218
204	Seachange International, Inc.*	1,634
480	Sigma Designs, Inc.*	3,346
253	Silicon Image, Inc.*	1,242
542	Smith Micro Software, Inc.*	558
2,940	Sonus Networks, Inc.*	7,673
760	Spansion, Inc., Class A*	6,642
381	SS&C Technologies Holdings, Inc.*	6,115
347	Standard Microsystems Corp.*	8,685
456	STR Holdings, Inc.*	4,177
138	Stream Global Services, Inc.*	426
167	Supertex, Inc.*	3,091
278	Support.com, Inc.*	570
302	Sycamore Networks, Inc.	5,980
653	Symmetricom, Inc.*	3,363
380	SYNNEX Corp.*	11,153
41	Tangoe, Inc.*	557
64	TechTarget, Inc.*	346
930	Tekelec*	10,249
405	TeleCommunication Systems, Inc., Class A*	1,089
15	TeleNav, Inc.*	123
772	Tessera Technologies, Inc.*	13,394
1,027	THQ, Inc.*	1,746
599	TTM Technologies, Inc.*	6,595
379	Unisys Corp.*	9,153
1,338	United Online, Inc.	7,065
186	Veeco Instruments, Inc.*	4,630
343	Viasat, Inc.*	16,231
39	Viasystems Group, Inc.*	711
186	Vishay Precision Group, Inc.*	2,650
802	Westell Technologies, Inc., Class A*	1,788
212	XO Group, Inc.*	1,562
398	X-Rite, Inc.*	1,910

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
428	Xyratex Ltd.	$5,804
47	Zillow, Inc.*	1,052
203	Zygo Corp.*	3,315
		916,653
	Materials - 3.3%

442	A. Schulman, Inc.	9,136
252	A.M. Castle & Co.*	3,427
283	American Vanguard Corp.	3,611
1,574	Boise, Inc.	9,397
602	Buckeye Technologies, Inc.	18,650
174	Calgon Carbon Corp.*	2,589
779	Century Aluminum Co.*	7,502
97	Chase Corp.	1,206
561	Chemtura Corp.*	6,536
348	Clearwater Paper Corp.*	12,246
1,264	Coeur d’Alene Mines Corp.*	36,997
128	Eagle Materials, Inc.	2,963
1,307	Ferro Corp.*	7,594
181	FutureFuel Corp.	2,290
513	Georgia Gulf Corp.*	9,855
29	Golden Minerals Co.*	200
3,903	Golden Star Resources Ltd.*	8,079
304	Graphic Packaging Holding Co.*	1,347
695	H.B. Fuller Co.	16,027
75	Handy & Harman Ltd.*	834
41	Haynes International, Inc.	2,458
918	Headwaters, Inc.*	2,350
626	Horsehead Holding Corp.*	5,816
38	Innospec, Inc.*	1,104
1,274	Jaguar Mining, Inc.*	9,109
139	Kaiser Aluminum Corp.	6,477
590	KapStone Paper and Packaging Corp.*	9,782
13	KMG Chemicals, Inc.	203
61	Kraton Performance Polymers, Inc.*	1,282
398	Landec Corp.*	2,368
1,995	Louisiana-Pacific Corp.*	15,920
284	Materion Corp.*	6,984
276	Minerals Technologies, Inc.	16,008
443	Myers Industries, Inc.	5,431
111	Neenah Paper, Inc.	2,077
478	Olin Corp.	9,082
138	Olympic Steel, Inc.	3,276
468	OM Group, Inc.*	10,647
695	P. H. Glatfelter Co.	10,077
388	PolyOne Corp.	4,175
47	Quaker Chemical Corp.	1,829
169	Revett Minerals, Inc.*	845
395	RTI International Metals, Inc.*	10,784
243	Schweitzer-Mauduit International, Inc.	17,306
756	Sensient Technologies Corp.	28,554
466	Spartech Corp.*	1,985
122	Stepan Co.	9,911
105	SunCoke Energy, Inc.*	1,212
344	Texas Industries, Inc.	8,714
2,306	Thompson Creek Metals Co., Inc.*	16,119
71	TPC Group, Inc.*	1,704
360	Tredegar Corp.	7,859
368	U.S. Energy Corp.*	997
32	United States Lime & Minerals, Inc.*	1,767
107	Universal Stainless & Alloy*	4,047
226	Verso Paper Corp.*	260
904	Vista Gold Corp.*	3,263
742	Wausau Paper Corp.	5,728
327	Worthington Industries, Inc.	5,752
419	Zoltek Cos., Inc.*	3,440
		417,188
	Telecommunication Services - 0.4%

543	Alaska Communications Systems Group, Inc.	2,905
109	Atlantic Tele-Network, Inc.	4,513
23	Boingo Wireless, Inc.*	195
2,134	Cincinnati Bell, Inc.*	6,274
79	Consolidated Communications Holdings, Inc.	1,459
305	Fairpoint Communications, Inc.*	1,449
1,544	Globalstar, Inc.*	678
17	IDT Corp., Class B	221
39	inContact, Inc.*	172
580	Iridium Communications, Inc.*	4,124
730	Leap Wireless International, Inc.*	6,621
474	Neutral Tandem, Inc.*	5,124
553	PAETEC Holding Corp.*	2,970
789	Premiere Global Services, Inc.*	6,525
199	SureWest Communications	2,286
334	USA Mobility, Inc.	4,683
1,201	Vonage Holdings Corp.*	3,098
		53,297
	Utilities - 4.9%

481	Allete, Inc.	19,168
282	American States Water Co.	9,949
98	Artesian Resources Corp., Class A	1,813
1,139	Atlantic Power Corp.	14,978
870	Avista Corp.	21,750
595	Black Hills Corp.	19,486
182	Cadiz, Inc.*	1,554
630	California Water Service Group	11,611
202	Central Vermont Public Service Corp.	7,108
235	CH Energy Group, Inc.	13,242
144	Chesapeake Utilities Corp.	6,191
921	Cleco Corp.	33,285
130	Connecticut Water Service, Inc.	3,770
220	Consolidated Water Co., Ltd.	1,811
1,554	Dynegy, Inc.*	4,584
636	El Paso Electric Co.	21,955
631	Empire District Electric Co. (The)	13,283
17	Genie Energy Ltd., Class B*	123
748	IDACORP, Inc.	30,661
338	Laclede Group, Inc. (The)	13,564
349	MGE Energy, Inc.	15,614
235	Middlesex Water Co.	4,347
625	New Jersey Resources Corp.	29,569
688	Nicor, Inc.	38,611
403	Northwest Natural Gas Co.	18,965
547	NorthWestern Corp.	19,079
271	Ormat Technologies, Inc.	5,144
514	Otter Tail Corp.	11,143
35	Pennichuck Corp.	1,010
1,084	Piedmont Natural Gas Co., Inc.	35,739
1,308	PNM Resources, Inc.	24,996
1,137	Portland General Electric Co.	28,482
213	SJW Corp.	5,259
371	South Jersey Industries, Inc.	20,843
692	Southwest Gas Corp.	27,978
763	UIL Holdings Corp.	26,583
554	UniSource Energy Corp.	20,431
165	Unitil Corp.	4,575
773	WGL Holdings, Inc.	33,138

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
192	York Water Co.	$3,443
		624,835
	Total Common Stocks (Cost $9,204,602)	8,260,267

No. of Rights
	Rights - 0.0%‡
1,681	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	29
111	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	12
	Total Rights (Cost $—)	41

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$3,522	0.00%, due 12/01/11	3,522
	Total U.S. Government & Agency Security (Cost $3,522)	3,522

	Repurchase Agreements (a)(b) - 22.3%
2,860,533	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,860,542	2,860,533
	Total Repurchase Agreements (Cost $2,860,533)	2,860,533

	Total Investment Securities (Cost $12,068,657) — 86.8%	11,124,363
	Other assets less liabilities — 13.2%	1,696,032
	Net Assets — 100.0%	$12,820,395

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $41 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,928,736.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT       Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$936,639
Aggregate gross unrealized depreciation	(2,026,685)
Net unrealized depreciation	$(1,090,046)
Federal income tax cost of investments	$12,214,409

Swap Agreements

Ultra Russell2000 Value had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Value Index	$60,533	$(393)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Value Index	4,824,556	(180,280)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Russell 2000® Value Index	1,103,681	(7,668)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Value Index	4,595,971	512,331

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Value Index	6,800,081	27,296

		$351,286

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) - 60.1%
	Consumer Discretionary - 8.6%

28	1-800-Flowers.com, Inc., Class A*	$68
106	99 Cents Only Stores*	2,316
1,584	Aeropostale, Inc.*	24,568
486	AFC Enterprises, Inc.*	7,630
80	Ambassadors Group, Inc.	359
280	American Axle & Manufacturing Holdings, Inc.*	2,456
48	American Greetings Corp., Class A	816
351	American Public Education, Inc.*	13,450
88	America’s Car-Mart, Inc.*	3,163
436	Amerigon, Inc.*	6,836
632	Ameristar Casinos, Inc.	11,060
1,021	Ann, Inc.*	23,953
532	Arbitron, Inc.	20,009
149	Archipelago Learning, Inc.*	1,565
1,232	Ascena Retail Group, Inc.*	33,905
536	Belo Corp., Class A	3,136
2	Biglari Holdings, Inc.*	688
472	BJ’s Restaurants, Inc.*	22,694
252	Blue Nile, Inc.*	9,573
231	Body Central Corp.*	4,939
378	Bravo Brio Restaurant Group, Inc.*	6,513
351	Bridgepoint Education, Inc.*	7,722
1,747	Brunswick Corp.	32,529
529	Buckle, Inc. (The)	21,139
359	Buffalo Wild Wings, Inc.*	23,148
284	Capella Education Co.*	9,656
118	Caribou Coffee Co., Inc.*	1,594
247	Carrols Restaurant Group, Inc.*	2,591
834	Carter’s, Inc.*	33,168
543	Cato Corp. (The), Class A	13,895
389	CEC Entertainment, Inc.	13,102
1,133	Cheesecake Factory, Inc. (The)*	32,132
145	Cherokee, Inc.	1,868
65	Churchill Downs, Inc.	3,155
1,654	Cinemark Holdings, Inc.	32,402
615	Coinstar, Inc.*	26,254
163	Columbia Sportswear Co.	8,280
23	Conn’s, Inc.*	259
1,218	Cooper Tire & Rubber Co.	16,321
30	Core-Mark Holding Co., Inc.	1,157
236	Cost Plus, Inc.*	1,909
425	Cracker Barrel Old Country Store, Inc.	20,213
1,678	Crocs, Inc.*	26,026
136	Crown Media Holdings, Inc., Class A*	201
147	Cumulus Media, Inc., Class A*	447
2,701	Dana Holding Corp.*	33,654
14	Delta Apparel, Inc.*	252
1,405	Denny’s Corp.*	4,777
211	Destination Maternity Corp.	3,091
413	Digital Generation, Inc.*	4,791
303	DineEquity, Inc.*	14,265
435	Domino’s Pizza, Inc.*	14,329
212	Dorman Products, Inc.*	8,200
143	Drew Industries, Inc.	3,103
101	Einstein Noah Restaurant Group, Inc.	1,390
577	Entravision Communications Corp., Class A*	906
167	Ethan Allen Interiors, Inc.	3,390
378	Exide Technologies*	1,043
1,084	Express, Inc.	24,596
310	Finish Line (The), Class A	6,535
66	Francesca’s Holdings Corp.*	1,089
324	G-III Apparel Group Ltd.*	5,971
86	Geeknet, Inc.*	1,760
47	Genesco, Inc.*	2,775
212	Global Sources Ltd.*	1,310
448	GNC Holdings, Inc., Class A*	12,217
99	Gordmans Stores, Inc.*	1,272
562	Grand Canyon Education, Inc.*	8,683
20	hhgregg, Inc.*	317
538	Hibbett Sports, Inc.*	24,484
1,230	Hillenbrand, Inc.	27,958
784	HSN, Inc.	28,067
402	interCLICK, Inc.*	3,630
789	Interval Leisure Group, Inc.*	11,054
466	iRobot Corp.*	14,796
51	Jack in the Box, Inc.*	1,046
1,293	Jamba, Inc.*	1,875
542	JoS. A. Bank Clothiers, Inc.*	26,710
510	K12, Inc.*	12,735
48	Kenneth Cole Productions, Inc., Class A*	510
549	Knology, Inc.*	7,823
1,147	Krispy Kreme Doughnuts, Inc.*	8,625
389	Libbey, Inc.*	4,726
752	Life Time Fitness, Inc.*	30,629
47	LIN TV Corp., Class A*	160
884	Lions Gate Entertainment Corp.*	7,770
95	Liz Claiborne, Inc.*	786
454	Lumber Liquidators Holdings, Inc.*	7,691
459	Maidenform Brands, Inc.*	8,464
96	Marine Products Corp.*	517
223	Matthews International Corp., Class A	7,397
492	MDC Partners, Inc., Class A	7,134
173	Men’s Wearhouse, Inc. (The)	4,815
598	Monro Muffler Brake, Inc.	24,010
157	Morgans Hotel Group Co.*	975
174	National American University Holdings, Inc.	1,305
1,082	National CineMedia, Inc.	14,109
35	New York & Co., Inc.*	94
43	Nexstar Broadcasting Group, Inc., Class A*	342
529	Nutrisystem, Inc.	6,158
227	Overstock.com, Inc.*	1,875
252	Oxford Industries, Inc.	9,558
410	P.F. Chang’s China Bistro, Inc.	12,435
387	Papa John’s International, Inc.*	14,667
252	Peet’s Coffee & Tea, Inc.*	14,646
17	Perry Ellis International, Inc.*	243
425	PetMed Express, Inc.	3,961
608	Pier 1 Imports, Inc.*	8,263
73	Pinnacle Entertainment, Inc.*	772
945	Pool Corp.	28,822
16	R.G. Barry Corp.	208
196	ReachLocal, Inc.*	1,588
229	Red Robin Gourmet Burgers, Inc.*	6,087
187	Rentrak Corp.*	2,627
294	rue21, inc.*	7,068
117	Ruth’s Hospitality Group, Inc.*	580
598	Scientific Games Corp., Class A*	5,143
951	Select Comfort Corp.*	17,622
858	Shuffle Master, Inc.*	9,515
585	Shutterfly, Inc.*	15,842
71	Sinclair Broadcast Group, Inc., Class A	734
818	Six Flags Entertainment Corp.	31,084
67	Skullcandy, Inc.*	993

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
401	Smith & Wesson Holding Corp.*	$1,235
1,213	Sonic Corp.*	8,564
1,325	Sotheby’s	41,618
295	Steiner Leisure Ltd.*	13,865
742	Steven Madden Ltd.*	26,460
519	Stoneridge, Inc.*	4,266
240	Strayer Education, Inc.	23,342
370	Sturm Ruger & Co., Inc.	11,899
12	Systemax, Inc.*	176
47	Teavana Holdings, Inc.*	939
1,186	Tenneco, Inc.*	34,347
1,154	Texas Roadhouse, Inc.	15,452
129	Tower International, Inc.*	1,370
170	Town Sports International Holdings, Inc.*	1,236
506	True Religion Apparel, Inc.*	17,811
290	U.S. Auto Parts Network, Inc.*	1,192
114	Universal Electronics, Inc.*	1,860
419	Universal Technical Institute, Inc.*	5,355
559	Vail Resorts, Inc.	24,875
964	Valassis Communications, Inc.*	18,518
23	Value Line, Inc.	274
641	ValueVision Media, Inc., Class A*	1,218
389	Vera Bradley, Inc.*	14,938
487	Vitamin Shoppe, Inc.*	17,926
727	Warnaco Group, Inc. (The)*	36,852
44	Winmark Corp.	2,416
571	Winnebago Industries, Inc.*	3,677
974	Wolverine World Wide, Inc.	35,882
478	World Wrestling Entertainment, Inc., Class A	4,598
435	Zagg, Inc.*	5,003
417	Zumiez, Inc.*	9,812
		1,566,285
	Consumer Staples - 2.5%

25	Alico, Inc.	448
13	Arden Group, Inc., Class A	1,254
539	B&G Foods, Inc.	11,960
161	Boston Beer Co., Inc. (The), Class A*	16,085
232	Calavo Growers, Inc.	6,162
16	Cal-Maine Foods, Inc.	542
745	Casey’s General Stores, Inc.	39,768
115	Chefs’ Warehouse, Inc. (The)*	1,539
90	Coca-Cola Bottling Co. Consolidated	5,040
68	Craft Brewers Alliance, Inc.*	439
2,296	Darling International, Inc.*	32,994
432	Diamond Foods, Inc.	11,988
132	Dole Food Co., Inc.*	1,115
390	Elizabeth Arden, Inc.*	14,742
8	Farmer Bros Co.	62
362	Female Health Co. (The)	1,629
552	Fresh Market, Inc. (The)*	21,655
173	Hain Celestial Group, Inc. (The)*	6,460
892	Heckmann Corp.*	5,218
316	Inter Parfums, Inc.	5,416
280	J&J Snack Foods Corp.	14,526
367	Lancaster Colony Corp.	25,837
90	Lifeway Foods, Inc.*	928
153	Limoneira Co.	2,598
270	Medifast, Inc.*	3,756
219	National Beverage Corp.	3,662
219	Nature’s Sunshine Products, Inc.*	3,868
1,075	Nu Skin Enterprises, Inc., Class A	51,320
17	Oil-Dri Corp. of America	355
37	Omega Protein Corp.*	312
33	Pantry, Inc. (The)*	408
349	Pricesmart, Inc.	23,680
195	Primo Water Corp.*	599
879	Rite Aid Corp.*	1,072
521	Ruddick Corp.	20,762
67	Schiff Nutrition International, Inc.*	797
552	Smart Balance, Inc.*	2,931
259	Spectrum Brands Holdings, Inc.*	7,257
1,861	Star Scientific, Inc.*	4,913
340	Synutra International, Inc.*	1,928
430	Tootsie Roll Industries, Inc.	10,367
410	TreeHouse Foods, Inc.*	27,031
949	United Natural Foods, Inc.*	36,375
133	USANA Health Sciences, Inc.*	4,541
646	Vector Group Ltd.	11,667
313	WD-40 Co.	12,961
		458,967
	Energy - 5.4%

1,615	Abraxas Petroleum Corp.*	5,830
170	Alon USA Energy, Inc.	1,453
346	Amyris, Inc.*	3,899
179	Apco Oil and Gas International, Inc.	14,222
315	Approach Resources, Inc.*	9,853
874	ATP Oil & Gas Corp.*	6,415
473	Basic Energy Services, Inc.*	8,911
1,011	Berry Petroleum Co., Class A	44,363
70	Bill Barrett Corp.*	2,730
485	BPZ Resources, Inc.*	1,547
122	C&J Energy Services, Inc.*	2,396
1,153	Cal Dive International, Inc.*	2,721
767	Callon Petroleum Co.*	4,119
764	Carrizo Oil & Gas, Inc.*	21,743
1,625	Cheniere Energy, Inc.*	16,412
116	Clayton Williams Energy, Inc.*	8,579
972	Clean Energy Fuels Corp.*	12,733
246	Cloud Peak Energy, Inc.*	5,257
1,549	Complete Production Services, Inc.*	54,014
239	Contango Oil & Gas Co.*	15,057
711	Crosstex Energy, Inc.	8,511
1,723	CVR Energy, Inc.*	31,359
43	Dawson Geophysical Co.*	1,500
674	Dril-Quip, Inc.*	47,942
1,478	Energy XXI Bermuda Ltd.*	46,468
315	Evolution Petroleum Corp.*	2,299
1,026	FX Energy, Inc.*	4,894
209	Geokinetics, Inc.*	531
154	GeoResources, Inc.*	4,391
117	Gevo, Inc.*	720
355	Global Geophysical Services, Inc.*	2,471
378	GMX Resources, Inc.*	499
783	Golar LNG Ltd.	34,139
508	Goodrich Petroleum Corp.*	7,407
41	Gulf Island Fabrication, Inc.	1,166
82	GulfMark Offshore, Inc., Class A*	3,676
819	Gulfport Energy Corp.*	26,003
81	Hallador Energy Co.	796
324	Houston American Energy Corp.	4,539
3,052	Hyperdynamics Corp.*	11,231
2,578	ION Geophysical Corp.*	14,978
21	Isramco, Inc.*	1,717
2,193	Key Energy Services, Inc.*	33,114
119	KiOR, Inc., Class A*	2,092
4,106	Kodiak Oil & Gas Corp.*	36,461
598	Lufkin Industries, Inc.	41,908
2,185	Magnum Hunter Resources Corp.*	10,510
82	Matrix Service Co.*	768

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,927	McMoRan Exploration Co.*	$30,793
128	Mitcham Industries, Inc.*	1,874
122	Newpark Resources, Inc.*	1,093
1,239	Northern Oil and Gas, Inc.*	30,343
1,168	Oasis Petroleum, Inc.*	35,589
85	OYO Geospace Corp.*	7,733
138	Panhandle Oil and Gas, Inc., Class A	4,655
1,671	Patriot Coal Corp.*	17,395
257	Petroquest Energy, Inc.*	1,766
952	Pioneer Drilling Co.*	10,453
4,373	Rentech, Inc.*	6,516
906	Resolute Energy Corp.*	12,276
586	Rex Energy Corp.*	9,464
115	RigNet, Inc.*	1,893
1,040	Rosetta Resources, Inc.*	56,514
164	Solazyme, Inc.*	1,914
962	Stone Energy Corp.*	27,215
1,732	Syntroleum Corp.*	1,715
322	Targa Resources Corp.	11,132
480	Tesco Corp.*	6,398
166	Tetra Technologies, Inc.*	1,524
405	Triangle Petroleum Corp.*	2,329
1,267	Uranerz Energy Corp.*	2,445
1,477	Uranium Energy Corp.*	4,505
1,833	Uranium Resources, Inc.*	1,906
1,663	Ur-Energy, Inc.*	1,813
119	Vaalco Energy, Inc.*	750
136	Venoco, Inc.*	1,268
671	Voyager Oil & Gas, Inc.*	1,711
684	W&T Offshore, Inc.	13,694
226	Warren Resources, Inc.*	644
972	Western Refining, Inc.*	11,557
53	Westmoreland Coal Co.*	543
146	Willbros Group, Inc.*	565
789	World Fuel Services Corp.	33,824
596	Zion Oil & Gas, Inc.*	1,567
		981,720
	Financials - 4.6%

163	Acadia Realty Trust (REIT)	3,192
131	Advance America Cash Advance Centers, Inc.	1,116
21	AG Mortgage Investment Trust, Inc.	377
40	Alexander’s, Inc. (REIT)	15,864
597	American Assets Trust, Inc. (REIT)	12,322
590	American Campus Communities, Inc. (REIT)	23,211
27	American Capital Mortgage Investment Corp.	481
60	AmTrust Financial Services, Inc.	1,591
122	Apollo Residential Mortgage, Inc.*	1,800
11	Arrow Financial Corp.	260
566	Artio Global Investors, Inc.	3,317
42	Associated Estates Realty Corp. (REIT)	678
75	Bank of the Ozarks, Inc.	2,126
1,483	BGC Partners, Inc., Class A	9,373
10	BofI Holding, Inc.*	161
45	Bridge Bancorp, Inc.	869
54	Bryn Mawr Bank Corp.	1,000
193	Cash America International, Inc.	9,594
908	CBL & Associates Properties, Inc. (REIT)	12,975
16	Clifton Savings Bancorp, Inc.	162
231	Cogdell Spencer, Inc. (REIT)	866
289	Cohen & Steers, Inc.	7,867
506	Crawford & Co., Class B	3,193
131	Credit Acceptance Corp.*	10,743
853	DFC Global Corp.*	15,482
50	Diamond Hill Investment Group, Inc.*	3,769
596	Duff & Phelps Corp., Class A	8,809
440	DuPont Fabros Technology, Inc. (REIT)	9,913
244	EastGroup Properties, Inc. (REIT)	10,387
316	Encore Capital Group, Inc.*	6,889
43	Enterprise Financial Services Corp.	621
290	Epoch Holding Corp.	7,056
414	Equity Lifestyle Properties, Inc. (REIT)	25,598
412	Evercore Partners, Inc., Class A	11,408
717	Extra Space Storage, Inc. (REIT)	17,280
921	EZCORP, Inc., Class A*	26,792
1,221	FelCor Lodging Trust, Inc. (REIT)*	3,211
24	Fidus Investment Corp.	300
751	Financial Engines, Inc.*	16,499
614	First Cash Financial Services, Inc.*	22,288
278	First Financial Bankshares, Inc.	9,174
60	Flagstone Reinsurance Holdings S.A.	491
84	GAMCO Investors, Inc., Class A	3,966
234	Getty Realty Corp. (REIT)	3,744
89	Gladstone Commercial Corp. (REIT)	1,522
1,833	Glimcher Realty Trust (REIT)	15,947
124	Greenlight Capital Re Ltd., Class A*	2,956
96	Hallmark Financial Services*	763
193	Hampton Roads Bankshares, Inc.*	600
570	HFF, Inc., Class A*	6,395
1,071	Highwoods Properties, Inc. (REIT)	30,888
942	Home Properties, Inc. (REIT)	51,782
52	ICG Group, Inc.*	448
294	Imperial Holdings, Inc.*	556
126	Investors Bancorp, Inc.*	1,725
301	Investors Real Estate Trust (REIT)	2,113
565	Kilroy Realty Corp. (REIT)	20,391
2,088	Ladenburg Thalmann Financial Services, Inc.*	4,907
107	LTC Properties, Inc. (REIT)	3,076
563	MarketAxess Holdings, Inc.	16,293
720	Mid-America Apartment Communities, Inc. (REIT)	41,270
211	National Health Investors, Inc. (REIT)	8,927
583	Netspend Holdings, Inc.*	3,679
1,932	Newcastle Investment Corp. (REIT)	8,597
1,888	Omega Healthcare Investors, Inc. (REIT)	33,852
336	Portfolio Recovery Associates, Inc.*	23,308
423	Potlatch Corp. (REIT)	13,604
72	PS Business Parks, Inc. (REIT)	3,794
171	Pzena Investment Management, Inc., Class A	841
35	S.Y. Bancorp, Inc.	743
199	Sabra Health Care REIT, Inc. (REIT)	2,109
144	Saul Centers, Inc. (REIT)	5,027
904	Signature Bank/NY*	52,821
36	State Auto Financial Corp.	429
419	Stifel Financial Corp.*	13,282
868	Strategic Hotels & Resorts, Inc. (REIT)*	4,357
187	SVB Financial Group*	8,796
1,686	Tanger Factory Outlet Centers (REIT)	47,798
68	Taylor Capital Group, Inc.*	582
279	Tejon Ranch Co.*	6,883

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
95	TrustCo Bank Corp NY	$501
123	Universal Health Realty Income Trust (REIT)	4,540
60	Urstadt Biddle Properties, Inc., Class A (REIT)	1,012
101	Virtus Investment Partners, Inc.*	7,665
211	Walker & Dunlop, Inc.*	2,680
330	Washington Real Estate Investment Trust (REIT)	8,979
258	Westamerica Bancorp.	11,845
144	Westfield Financial, Inc.	1,051
122	Westwood Holdings Group, Inc.	4,640
295	World Acceptance Corp.*	20,243
		831,032
	Health Care - 11.9%

442	Abaxis, Inc.*	12,230
621	Abiomed, Inc.*	12,507
785	Accretive Health, Inc.*	18,118
1,181	Accuray, Inc.*	4,736
931	Achillion Pharmaceuticals, Inc.*	6,191
774	Acorda Therapeutics, Inc.*	17,918
211	Acura Pharmaceuticals, Inc.*	781
179	Aegerion Pharmaceuticals, Inc.*	2,869
337	Affymax, Inc.*	1,776
222	Air Methods Corp.*	17,920
1,100	Akorn, Inc.*	11,836
1,203	Align Technology, Inc.*	29,474
220	Alimera Sciences, Inc.*	290
1,871	Alkermes plc*	28,608
480	Alliance HealthCare Services, Inc.*	586
1,248	Allos Therapeutics, Inc.*	1,660
722	Alnylam Pharmaceuticals, Inc.*	5,126
45	AMAG Pharmaceuticals, Inc.*	801
309	Amicus Therapeutics, Inc.*	884
353	AMN Healthcare Services, Inc.*	1,620
389	Ampio Pharmaceuticals, Inc.*	2,824
201	Anacor Pharmaceuticals, Inc.*	1,011
182	Analogic Corp.	10,194
1,721	Antares Pharma, Inc.*	4,509
413	Anthera Pharmaceuticals, Inc.*	2,404
329	Ardea Biosciences, Inc.*	6,146
218	Arena Pharmaceuticals, Inc.*	344
2,590	Ariad Pharmaceuticals, Inc.*	31,313
1,047	Arqule, Inc.*	5,874
494	Array Biopharma, Inc.*	1,042
536	ArthroCare Corp.*	15,978
76	Astex Pharmaceuticals, Inc.*	115
684	athenahealth, Inc.*	40,630
276	AtriCure, Inc.*	2,799
31	Atrion Corp.	7,527
939	Auxilium Pharmaceuticals, Inc.*	16,367
2,187	AVANIR Pharmaceuticals, Inc., Class A*	5,380
615	AVEO Pharmaceuticals, Inc.*	10,394
2,660	AVI BioPharma, Inc.*	1,942
438	Bacterin International Holdings, Inc.*	990
132	BG Medicine, Inc.*	612
567	BioCryst Pharmaceuticals, Inc.*	1,633
138	Biolase Technology, Inc.*	403
153	BioMimetic Therapeutics, Inc.*	480
482	Bio-Reference Labs, Inc.*	5,977
2,150	BioSante Pharmaceuticals, Inc.*	5,160
605	BioScrip, Inc.*	3,715
97	BioSpecifics Technologies Corp.*	1,459
484	BioTime, Inc.*	2,164
746	Cadence Pharmaceuticals, Inc.*	3,275
175	Capital Senior Living Corp.*	1,300
122	CardioNet, Inc.*	283
284	Cardiovascular Systems, Inc.*	2,922
3,311	Cell Therapeutics, Inc.*	3,708
125	Celldex Therapeutics, Inc.*	333
613	Centene Corp.*	23,729
1,212	Cepheid, Inc.*	41,572
798	Cerus Corp.*	2,386
1,051	Chelsea Therapeutics International Ltd.*	5,465
417	Chemed Corp.	22,376
96	Chindex International, Inc.*	885
556	Cleveland Biolabs, Inc.*	1,629
482	Codexis, Inc.*	2,323
1,163	Columbia Laboratories, Inc.*	2,512
195	Complete Genomics, Inc.*	722
217	Computer Programs & Systems, Inc.	9,852
612	Conceptus, Inc.*	6,704
806	Corcept Therapeutics, Inc.*	2,547
122	Corvel Corp.*	5,821
53	CryoLife, Inc.*	218
1,176	Cubist Pharmaceuticals, Inc.*	45,358
1,059	Curis, Inc.*	3,823
556	Cyberonics, Inc.*	16,863
694	Cytori Therapeutics, Inc.*	1,929
943	Delcath Systems, Inc.*	2,433
1,053	Depomed, Inc.*	5,128
1,316	DexCom, Inc.*	10,554
1,473	Durect Corp.*	2,003
479	Dusa Pharmaceuticals, Inc.*	1,768
1,586	Dyax Corp.*	2,252
2,422	Dynavax Technologies Corp.*	7,532
145	DynaVox, Inc., Class A*	576
478	Emergent Biosolutions, Inc.*	8,145
599	Emeritus Corp.*	9,524
338	Endocyte, Inc.*	3,478
960	Endologix, Inc.*	10,886
320	Ensign Group, Inc. (The)	7,587
61	Enzo Biochem, Inc.*	149
44	Enzon Pharmaceuticals, Inc.*	311
114	Epocrates, Inc.*	972
497	eResearchTechnology, Inc.*	2,276
705	Exact Sciences Corp.*	5,985
118	Exactech, Inc.*	1,783
531	ExamWorks Group, Inc.*	3,568
2,508	Exelixis, Inc.*	11,562
127	Fluidigm Corp.*	1,713
334	Genomic Health, Inc.*	9,081
562	Geron Corp.*	939
430	GTx, Inc.*	1,170
504	Haemonetics Corp.*	29,852
1,610	Halozyme Therapeutics, Inc.*	15,263
344	Hanger Orthopedic Group, Inc.*	5,504
919	Hansen Medical, Inc.*	2,187
28	Harvard Bioscience, Inc.*	124
721	Healthspring, Inc.*	39,381
301	HealthStream, Inc.*	5,078
236	HeartWare International, Inc.*	16,284
63	Hi-Tech Pharmacal Co., Inc.*	2,616
1,663	HMS Holdings Corp.*	50,439
93	Horizon Pharma, Inc.*	485
58	ICU Medical, Inc.*	2,553
298	Idenix Pharmaceuticals, Inc.*	2,265
1,055	Immunogen, Inc.*	12,818
1,290	Immunomedics, Inc.*	4,334
1,169	Impax Laboratories, Inc.*	23,544
1,736	Incyte Corp.*	23,905

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
375	Infinity Pharmaceuticals, Inc.*	$3,424
907	Inhibitex, Inc.*	13,242
902	Insulet Corp.*	16,759
409	Integra LifeSciences Holdings Corp.*	13,141
491	InterMune, Inc.*	8,917
33	Invacare Corp.	678
321	IPC The Hospitalist Co., Inc.*	14,798
249	IRIS International, Inc.*	2,418
990	Ironwood Pharmaceuticals, Inc.*	11,949
1,954	Isis Pharmaceuticals, Inc.*	14,499
629	ISTA Pharmaceuticals, Inc.*	2,359
433	Jazz Pharmaceuticals, Inc.*	17,155
167	Kensey Nash Corp.*	4,242
1,355	Keryx Biopharmaceuticals, Inc.*	3,577
669	K-V Pharmaceutical Co., Class A*	843
185	Landauer, Inc.	9,385
98	Lannett Co., Inc.*	387
1,161	Lexicon Pharmaceuticals, Inc.*	1,358
16	LHC Group, Inc.*	222
385	Ligand Pharmaceuticals, Inc., Class B*	4,516
742	Luminex Corp.*	15,404
628	MAKO Surgical Corp.*	18,086
1,515	MannKind Corp.*	4,636
429	MAP Pharmaceuticals, Inc.*	5,899
1,031	Masimo Corp.	21,300
767	MedAssets, Inc.*	7,333
140	Medical Action Industries, Inc.*	665
602	Medicines Co. (The)*	11,384
998	Medicis Pharmaceutical Corp., Class A	32,585
413	Medidata Solutions, Inc.*	8,334
615	Medivation, Inc.*	28,259
620	MedQuist Holdings, Inc.*	5,791
149	Medtox Scientific, Inc.*	2,092
1,019	Merge Healthcare, Inc.*	5,513
805	Meridian Bioscience, Inc.	15,400
822	Merit Medical Systems, Inc.*	11,418
478	Metabolix, Inc.*	2,275
830	Metropolitan Health Networks, Inc.*	6,009
916	Micromet, Inc.*	5,615
332	Molina Healthcare, Inc.*	7,254
905	Momenta Pharmaceuticals, Inc.*	13,611
246	MWI Veterinary Supply, Inc.*	17,001
840	Nabi Biopharmaceuticals*	1,520
36	National Research Corp.	1,211
295	Natus Medical, Inc.*	2,469
1,412	Nektar Therapeutics*	7,060
455	Neogen Corp.*	16,030
1,857	Neoprobe Corp.*	4,605
806	NeoStem, Inc.*	403
693	Neurocrine Biosciences, Inc.*	4,532
1,291	Novavax, Inc.*	1,782
1,687	NPS Pharmaceuticals, Inc.*	9,582
778	NuVasive, Inc.*	10,736
876	NxStage Medical, Inc.*	17,152
315	Nymox Pharmaceutical Corp.*	2,589
364	Obagi Medical Products, Inc.*	3,680
313	Omnicell, Inc.*	5,058
191	OncoGenex Pharmaceutical, Inc.*	2,277
583	Oncothyreon, Inc.*	4,069
1,243	Onyx Pharmaceuticals, Inc.*	54,816
2,137	Opko Health, Inc.*	10,600
909	Optimer Pharmaceuticals, Inc.*	10,472
916	OraSure Technologies, Inc.*	8,702
632	Orexigen Therapeutics, Inc.*	1,131
354	Orthofix International N.V.*	12,132
327	Osiris Therapeutics, Inc.*	1,521
1,018	Owens & Minor, Inc.	31,354
146	Pacific Biosciences of California, Inc.*	416
96	Pacira Pharmaceuticals, Inc.*	703
724	Pain Therapeutics, Inc.*	2,802
492	Par Pharmaceutical Cos., Inc.*	15,946
1,045	PAREXEL International Corp.*	20,952
2,261	PDL BioPharma, Inc.	14,470
1,561	Peregrine Pharmaceuticals, Inc.*	1,530
73	Pernix Therapeutics Holdings*	584
901	Pharmacyclics, Inc.*	13,722
699	PharmAthene, Inc.*	895
519	Pozen, Inc.*	2,102
426	Progenics Pharmaceuticals, Inc.*	2,863
51	Providence Service Corp. (The)*	597
1,088	PSS World Medical, Inc.*	26,525
760	Quality Systems, Inc.	26,866
1,042	Questcor Pharmaceuticals, Inc.*	46,838
559	Quidel Corp.*	10,146
598	RadNet, Inc.*	1,441
924	Raptor Pharmaceutical Corp.*	5,101
1,027	Rigel Pharmaceuticals, Inc.*	7,826
315	Rockwell Medical Technologies, Inc.*	2,378
61	RTI Biologics, Inc.*	260
130	Sagent Pharmaceuticals, Inc.*	2,688
1,146	Salix Pharmaceuticals Ltd.*	50,584
1,027	Sangamo Biosciences, Inc.*	3,112
1,046	Santarus, Inc.*	3,044
991	Savient Pharmaceuticals, Inc.*	2,487
678	Sciclone Pharmaceuticals, Inc.*	3,058
1,893	Seattle Genetics, Inc.*	31,481
198	Select Medical Holdings Corp.*	1,717
1,351	Sequenom, Inc.*	5,647
675	SIGA Technologies, Inc.*	1,418
26	Skilled Healthcare Group, Inc., Class A*	111
271	SonoSite, Inc.*	11,219
654	Spectranetics Corp. (The)*	4,670
1,021	Spectrum Pharmaceuticals, Inc.*	14,141
605	Staar Surgical Co.*	5,947
865	Stereotaxis, Inc.*	891
1,162	STERIS Corp.	34,941
249	Sucampo Pharmaceuticals, Inc., Class A*	926
521	Sunesis Pharmaceuticals, Inc.*	646
842	Sunrise Senior Living, Inc.*	4,235
179	Symmetry Medical, Inc.*	1,402
436	Synergetics USA, Inc.*	2,546
225	Synovis Life Technologies, Inc.*	4,239
457	Synta Pharmaceuticals Corp.*	1,915
541	Targacept, Inc.*	4,063
523	Team Health Holdings, Inc.*	11,485
1,130	Theravance, Inc.*	26,374
207	Tornier N.V.*	3,720
173	Transcend Services, Inc.*	4,688
78	Transcept Pharmaceuticals, Inc.*	544
151	Trius Therapeutics, Inc.*	1,120
232	U.S. Physical Therapy, Inc.	4,563
1,115	Unilife Corp.*	4,583
354	Uroplasty, Inc.*	1,427
517	Vanda Pharmaceuticals, Inc.*	2,580
210	Vanguard Health Systems, Inc.*	2,150
333	Vascular Solutions, Inc.*	3,590
1,254	Vical, Inc.*	5,530
1,744	Vivus, Inc.*	17,667

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,023	Volcano Corp.*	$25,237
835	WellCare Health Plans, Inc.*	48,806
360	West Pharmaceutical Services, Inc.	13,871
569	XenoPort, Inc.*	2,720
40	Young Innovations, Inc.	1,160
884	Zalicus, Inc.*	822
1,148	ZIOPHARM Oncology, Inc.*	5,970
415	Zogenix, Inc.*	747
430	Zoll Medical Corp.*	19,793
		2,148,313
	Industrials - 9.8%

172	A.T. Cross Co., Class A*	1,883
310	A123 Systems, Inc.*	769
369	AAON, Inc.	8,085
197	AAR Corp.	3,597
288	ABM Industries, Inc.	6,258
839	Acacia Research - Acacia Technologies*	29,214
80	Accuride Corp.*	489
1,570	Active Power, Inc.*	1,099
214	Actuant Corp., Class A	4,905
850	Acuity Brands, Inc.	42,712
311	Advisory Board Co. (The)*	22,510
332	Aerovironment, Inc.*	10,129
115	Aircastle Ltd.	1,336
9	Alamo Group, Inc.	256
39	Alaska Air Group, Inc.*	2,707
104	Albany International Corp., Class A	2,523
290	Allegiant Travel Co.*	15,103
527	Altra Holdings, Inc.*	9,349
347	Ameresco, Inc., Class A*	4,122
105	American Reprographics Co.*	495
178	American Science & Engineering, Inc.	13,031
16	Ampco-Pittsburgh Corp.	329
831	Applied Industrial Technologies, Inc.	28,694
28	Argan, Inc.	392
202	Astronics Corp.*	7,203
2,060	Avis Budget Group, Inc.*	24,308
246	AZZ, Inc.	10,418
902	Beacon Roofing Supply, Inc.*	17,616
798	Belden, Inc.	26,366
954	Blount International, Inc.*	14,606
79	Brady Corp., Class A	2,365
793	Brink’s Co. (The)	19,524
713	Broadwind Energy, Inc.*	471
225	CAI International, Inc.*	3,452
4,826	Capstone Turbine Corp.*	5,019
9	Cascade Corp.	392
431	Casella Waste Systems, Inc., Class A*	2,681
34	CDI Corp.	444
247	Celadon Group, Inc.	2,640
574	Cenveo, Inc.*	1,751
576	Chart Industries, Inc.*	35,055
213	CIRCOR International, Inc.	6,922
940	CLARCOR, Inc.	45,515
919	Clean Harbors, Inc.*	55,112
164	Coleman Cable, Inc.*	1,446
482	Colfax Corp.*	14,127
298	Columbus McKinnon Corp.*	3,743
565	Commercial Vehicle Group, Inc.*	6,328
2	Compx International, Inc.	31
176	Consolidated Graphics, Inc.*	8,967
677	Corporate Executive Board Co. (The)	26,532
496	CoStar Group, Inc.*	33,004
37	CRA International, Inc.*	756
137	Cubic Corp.	5,813
1,009	Deluxe Corp.	23,066
692	DigitalGlobe, Inc.*	10,311
568	Dollar Thrifty Automotive Group, Inc.*	38,101
198	Douglas Dynamics, Inc.	3,069
170	DXP Enterprises, Inc.*	5,142
115	Dycom Industries, Inc.*	2,306
262	Dynamic Materials Corp.	5,596
341	EnergySolutions, Inc.*	1,078
141	EnerNOC, Inc.*	1,387
289	EnerSys*	6,950
174	EnPro Industries, Inc.*	5,824
135	ESCO Technologies, Inc.	3,659
43	Essex Rental Corp.*	124
275	Exponent, Inc.*	13,029
104	Federal Signal Corp.	384
817	Flow International Corp.*	2,141
545	Force Protection, Inc.*	3,008
576	Forward Air Corp.	18,490
427	Franklin Electric Co., Inc.	20,099
339	Fuel Tech, Inc.*	1,963
2,438	FuelCell Energy, Inc.*	2,267
725	Furmanite Corp.*	4,937
847	GenCorp, Inc.*	4,608
180	Generac Holdings, Inc.*	4,513
777	Genesee & Wyoming, Inc., Class A*	47,451
25	GeoEye, Inc.*	475
156	Global Power Equipment Group, Inc.*	3,632
299	Gorman-Rupp Co. (The)	8,815
85	GP Strategies Corp.*	1,109
193	Graham Corp.	4,512
259	H&E Equipment Services, Inc.*	3,292
1,302	Healthcare Services Group, Inc.	23,514
989	Heartland Express, Inc.	13,599
818	HEICO Corp.	48,540
29	Heidrick & Struggles International, Inc.	618
93	Heritage-Crystal Clean, Inc.*	1,539
1,124	Herman Miller, Inc.	24,267
1,626	Hexcel Corp.*	40,520
878	HNI Corp.	23,004
349	Houston Wire & Cable Co.	3,919
722	HUB Group, Inc., Class A*	21,501
409	Huron Consulting Group, Inc.*	14,200
136	ICF International, Inc.*	3,528
1,015	II-VI, Inc.*	19,864
506	InnerWorkings, Inc.*	4,594
450	Insperity, Inc.	11,156
18	Insteel Industries, Inc.	188
1,034	Interface, Inc., Class A	11,891
58	Interline Brands, Inc.*	915
180	Intersections, Inc.	1,859
522	John Bean Technologies Corp.	8,592
66	Kadant, Inc.*	1,349
285	Kaman Corp.	8,844
587	Kforce, Inc.*	7,191
1,197	Knight Transportation, Inc.	17,907
939	Knoll, Inc.	14,235
52	Korn/Ferry International*	875
246	Lindsay Corp.	13,897
90	LMI Aerospace, Inc.*	1,494
11	M&F Worldwide Corp.*	274
48	Marten Transport Ltd.	886
1,111	MasTec, Inc.*	17,787

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
201	McGrath RentCorp	$5,626
1,260	Meritor, Inc.*	7,497
455	Metalico, Inc.*	1,606
19	Met-Pro Corp.	172
368	Middleby Corp.*	33,591
533	Mine Safety Appliances Co.	18,772
289	Mistras Group, Inc.*	6,800
187	Mobile Mini, Inc.*	3,372
86	Moog, Inc., Class A*	3,597
101	Mueller Industries, Inc.	3,852
12	Multi-Color Corp.	315
371	MYR Group, Inc.*	6,507
94	National Presto Industries, Inc.	8,880
124	NL Industries, Inc.	1,700
330	NN, Inc.*	2,175
377	Odyssey Marine Exploration, Inc.*	961
931	Old Dominion Freight Line, Inc.*	36,132
54	Omega Flex, Inc.*	727
78	On Assignment, Inc.*	813
483	Orbital Sciences Corp.*	7,173
68	Pacer International, Inc.*	291
164	Park-Ohio Holdings Corp.*	3,182
1,884	Pendrell Corp.*	5,143
344	PMFG, Inc.*	7,974
56	PowerSecure International, Inc.*	356
4	Preformed Line Products Co.	213
457	Primoris Services Corp.	6,499
45	Quad/Graphics, Inc.	721
88	Quality Distribution, Inc.*	889
355	Raven Industries, Inc.	21,385
341	RBC Bearings, Inc.*	14,407
11	Roadrunner Transportation Systems, Inc.*	157
1,247	Rollins, Inc.	27,683
187	RPX Corp.*	2,640
1,780	Satcon Technology Corp.*	1,353
227	Sauer-Danfoss, Inc.*	8,533
311	Standard Parking Corp.*	5,629
46	Standex International Corp.	1,469
183	Steelcase, Inc., Class A	1,435
393	Sun Hydraulics Corp.	9,888
452	Swift Transportation Co.*	3,851
1,660	Swisher Hygiene, Inc.*	6,424
94	SYKES Enterprises, Inc.*	1,531
431	TAL International Group, Inc.	11,344
1,190	Taser International, Inc.*	7,164
382	Team, Inc.*	10,452
202	Teledyne Technologies, Inc.*	11,449
376	Tennant Co.	15,784
248	Tetra Tech, Inc.*	5,553
223	Textainer Group Holdings Ltd.	6,043
196	Thermon Group Holdings, Inc.*	3,030
826	Titan International, Inc.	17,792
97	Titan Machinery, Inc.*	2,105
103	TMS International Corp., Class A*	1,030
348	TRC Cos., Inc.*	1,740
305	Trex Co., Inc.*	6,811
501	Trimas Corp.*	10,225
86	Triumph Group, Inc.	5,116
570	TrueBlue, Inc.*	7,336
166	Twin Disc, Inc.	7,038
362	United Rentals, Inc.*	10,187
584	United Stationers, Inc.	19,587
340	US Ecology, Inc.	6,270
993	USG Corp.*	9,721
673	Valence Technology, Inc.*	614
53	Viad Corp.	983
384	Vicor Corp.	3,080
1,344	Wabash National Corp.*	9,865
552	Watsco, Inc.	35,052
57	Watts Water Technologies, Inc., Class A	2,177
23	WCA Waste Corp.*	113
126	Werner Enterprises, Inc.	2,953
157	Wesco Aircraft Holdings, Inc.*	2,082
1,207	Woodward, Inc.	51,104
216	Xerium Technologies, Inc.*	1,601
157	Zipcar, Inc.*	2,506
		1,776,307
	Information Technology - 14.1%

822	3D Systems Corp.*	12,831
656	ACI Worldwide, Inc.*	19,732
241	Active Network, Inc. (The)*	3,056
649	Actuate Corp.*	4,283
1,269	ADTRAN, Inc.	41,915
176	Advanced Analogic Technologies, Inc.*	1,011
644	Advent Software, Inc.*	17,388
389	Aeroflex Holding Corp.*	3,750
446	American Software, Inc., Class A	3,764
176	Amtech Systems, Inc.*	1,598
33	Anaren, Inc.*	552
621	Ancestry.com, Inc.*	14,724
293	Anixter International, Inc.*	17,993
1,051	Applied Micro Circuits Corp.*	7,840
1,674	Aruba Networks, Inc.*	35,321
1,660	Aspen Technology, Inc.*	29,631
35	ATMI, Inc.*	725
266	AXT, Inc.*	1,120
246	Badger Meter, Inc.	7,643
331	Bankrate, Inc.*	6,001
873	Blackbaud, Inc.	25,675
318	Blue Coat Systems, Inc.*	5,724
705	Bottomline Technologies, Inc.*	15,863
583	Brightpoint, Inc.*	5,824
442	BroadSoft, Inc.*	15,505
106	Cabot Microelectronics Corp.*	4,406
37	CACI International, Inc., Class A*	2,086
738	Calix, Inc.*	6,657
588	Callidus Software, Inc.*	3,011
104	Carbonite, Inc.*	1,261
845	Cardtronics, Inc.*	22,967
165	Cass Information Systems, Inc.	6,387
950	Cavium, Inc.*	31,008
452	CEVA, Inc.*	13,022
1,299	Cirrus Logic, Inc.*	21,161
665	Cognex Corp.	23,721
351	Coherent, Inc.*	17,831
864	CommVault Systems, Inc.*	42,880
208	Computer Task Group, Inc.*	2,712
625	comScore, Inc.*	12,419
876	Concur Technologies, Inc.*	41,374
578	Constant Contact, Inc.*	12,647
237	Convio, Inc.*	2,432
224	Cornerstone OnDemand, Inc.*	3,611
326	CSG Systems International, Inc.*	4,945
148	Cymer, Inc.*	6,619
134	Daktronics, Inc.	1,260
106	DDi Corp.	955
696	DealerTrack Holdings, Inc.*	18,026
435	Deltek, Inc.*	3,545
155	Demand Media, Inc.*	1,099
634	DemandTec, Inc.*	4,818

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
303	Dialogic, Inc.*	$379
950	Dice Holdings, Inc.*	7,382
82	Digi International, Inc.*	901
123	Digimarc Corp.*	3,197
98	Digital River, Inc.*	1,567
693	Diodes, Inc.*	14,207
253	Dot Hill Systems Corp.*	339
341	DTS, Inc.*	9,817
385	Ebix, Inc.	8,278
689	Echelon Corp.*	3,390
221	Echo Global Logistics, Inc.*	3,474
153	Electro Rent Corp.	2,508
41	Electro Scientific Industries, Inc.*	540
64	Electronics for Imaging, Inc.*	947
166	Ellie Mae, Inc.*	880
366	eMagin Corp.*	1,537
857	Entegris, Inc.*	7,225
1,681	Entropic Communications, Inc.*	8,371
376	Envestnet, Inc.*	3,925
43	EPIQ Systems, Inc.	581
4	ePlus, Inc.*	111
80	Exar Corp.*	504
317	ExlService Holdings, Inc.*	8,432
508	Extreme Networks*	1,534
400	Fabrinet*	5,676
456	Fair Isaac Corp.	16,585
602	FalconStor Software, Inc.*	1,710
321	FARO Technologies, Inc.*	15,552
702	FEI Co.*	28,333
1,759	Finisar Corp.*	32,436
289	Forrester Research, Inc.	9,355
114	FriendFinder Networks, Inc.*	107
311	Globecomm Systems, Inc.*	4,258
931	Glu Mobile, Inc.*	2,877
2,470	GT Advanced Technologies, Inc.*	19,068
273	Guidance Software, Inc.*	1,657
388	Hackett Group, Inc. (The)*	1,467
475	Harmonic, Inc.*	2,551
756	Heartland Payment Systems, Inc.	17,048
600	Higher One Holdings, Inc.*	10,758
615	Hittite Microwave Corp.*	33,462
607	iGate Corp.*	9,421
512	Immersion Corp.*	3,113
129	Infinera Corp.*	890
94	InfoSpace, Inc.*	906
403	Inphi Corp.*	4,348
1,858	Integrated Device Technology, Inc.*	10,776
280	Interactive Intelligence Group*	6,244
890	InterDigital, Inc.	39,124
883	Internap Network Services Corp.*	4,583
627	IntraLinks Holdings, Inc.*	3,304
758	Ixia*	8,338
310	IXYS Corp.*	3,577
902	j2 Global Communications, Inc.	24,453
1,694	Jack Henry & Associates, Inc.	56,258
154	JDA Software Group, Inc.*	4,854
44	Kemet Corp.*	364
518	Kenexa Corp.*	12,950
274	Keynote Systems, Inc.	5,022
489	Kopin Corp.*	1,721
15	KVH Industries, Inc.*	117
712	Lattice Semiconductor Corp.*	4,906
322	LeCroy Corp.*	2,914
1,128	Limelight Networks, Inc.*	3,474
1,209	Lionbridge Technologies, Inc.*	2,696
369	Liquidity Services, Inc.*	12,568
392	Littelfuse, Inc.	18,322
1,033	LivePerson, Inc.*	12,995
400	LogMeIn, Inc.*	17,204
325	LoopNet, Inc.*	5,866
17	Loral Space & Communications, Inc.*	1,057
523	LTX-Credence Corp.*	3,185
1,310	Magma Design Automation, Inc.*	7,493
401	Manhattan Associates, Inc.*	18,101
173	Marchex, Inc., Class B	1,195
681	MAXIMUS, Inc.	28,330
314	MaxLinear, Inc., Class A*	1,513
548	Maxwell Technologies, Inc.*	9,300
293	Measurement Specialties, Inc.*	8,359
839	Mentor Graphics Corp.*	10,689
211	Meru Networks, Inc.*	992
989	Micrel, Inc.	10,286
1,695	Microsemi Corp.*	30,103
157	MicroStrategy, Inc., Class A*	19,331
2,062	Microvision, Inc.*	930
357	Mindspeed Technologies, Inc.*	1,839
729	MIPS Technologies, Inc.*	3,499
187	MoneyGram International, Inc.*	3,211
451	Monolithic Power Systems, Inc.*	5,430
702	Monotype Imaging Holdings, Inc.*	10,411
640	MoSys, Inc.*	2,003
684	Motricity, Inc.*	930
779	Move, Inc.*	5,060
306	MTS Systems Corp.	12,295
30	Multi-Fineline Electronix, Inc.*	628
23	NCI, Inc., Class A*	278
84	NeoPhotonics Corp.*	398
718	Netgear, Inc.*	27,277
1,340	Netlogic Microsystems, Inc.*	66,223
733	Netscout Systems, Inc.*	12,952
534	NetSuite, Inc.*	21,648
231	Newport Corp.*	3,010
1,255	NIC, Inc.	16,315
64	Novatel Wireless, Inc.*	205
187	Numerex Corp., Class A*	1,503
94	NVE Corp.*	5,507
1,008	OCZ Technology Group, Inc.*	7,046
898	Omnivision Technologies, Inc.*	9,689
462	OpenTable, Inc.*	16,341
502	Openwave Systems, Inc.*	823
152	Oplink Communications, Inc.*	2,510
282	Opnet Technologies, Inc.	10,059
288	OSI Systems, Inc.*	13,769
2,337	Parametric Technology Corp.*	48,680
432	PDF Solutions, Inc.*	2,700
326	Pegasystems, Inc.	9,415
335	Perficient, Inc.*	2,881
57	Pericom Semiconductor Corp.*	444
255	Plantronics, Inc.	8,787
631	Plexus Corp.*	17,132
566	Power Integrations, Inc.	19,895
1,253	Power-One, Inc.*	5,338
621	Powerwave Technologies, Inc.*	1,441
383	PRGX Global, Inc.*	2,306
282	Procera Networks, Inc.*	4,537
781	Progress Software Corp.*	15,909
422	PROS Holdings, Inc.*	6,756
816	Pulse Electronics Corp.	2,473
129	QAD, Inc., Class A*	1,419
1,381	QLIK Technologies, Inc.*	37,798
134	Quepasa Corp.*	549
367	Quest Software, Inc.*	6,632
64	QuinStreet, Inc.*	593

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,927	Rambus, Inc.*	$15,377
806	RealD, Inc.*	7,721
595	RealPage, Inc.*	14,893
186	Responsys, Inc.*	1,551
569	RF Micro Devices, Inc.*	3,545
484	RightNow Technologies, Inc.*	20,773
262	Rofin-Sinar Technologies, Inc.*	6,304
107	Rogers Corp.*	4,248
344	Rubicon Technology, Inc.*	3,265
145	S1 Corp.*	1,412
555	Saba Software, Inc.*	3,746
2,143	Sapient Corp.	26,316
77	ScanSource, Inc.*	2,703
242	SciQuest, Inc.*	3,533
253	Seachange International, Inc.*	2,027
1,280	Semtech Corp.*	29,696
196	ServiceSource International, Inc.*	2,615
925	ShoreTel, Inc.*	5,578
608	Silicon Graphics International Corp.*	9,071
1,231	Silicon Image, Inc.*	6,044
1,118	SolarWinds, Inc.*	36,659
319	Sonus Networks, Inc.*	833
558	Sourcefire, Inc.*	18,481
165	SPS Commerce, Inc.*	3,869
237	SRS Labs, Inc.*	1,529
208	Stamps.com, Inc.*	5,693
806	STEC, Inc.*	7,351
415	Stratasys, Inc.*	12,749
1,637	SuccessFactors, Inc.*	41,907
527	Super Micro Computer, Inc.*	7,162
590	Support.com, Inc.*	1,210
631	Synaptics, Inc.*	20,482
518	Synchronoss Technologies, Inc.*	15,483
302	Syntel, Inc.	14,448
1,442	Take-Two Interactive Software, Inc.*	20,116
806	Taleo Corp., Class A*	26,106
148	Tangoe, Inc.*	2,010
203	TechTarget, Inc.*	1,096
383	TeleCommunication Systems, Inc., Class A*	1,030
303	TeleNav, Inc.*	2,491
498	TeleTech Holdings, Inc.*	8,770
2,339	TiVo, Inc.*	23,109
500	TNS, Inc.*	9,765
109	Travelzoo, Inc.*	3,051
3,222	TriQuint Semiconductor, Inc.*	14,080
242	TTM Technologies, Inc.*	2,664
629	Tyler Technologies, Inc.*	20,159
507	Ultimate Software Group, Inc.*	33,624
446	Ultra Clean Holdings*	2,520
493	Ultratech, Inc.*	11,438
351	Unisys Corp.*	8,477
755	Universal Display Corp.*	29,415
1,544	ValueClick, Inc.*	23,870
530	VASCO Data Security International, Inc.*	4,468
558	Veeco Instruments, Inc.*	13,889
416	Verint Systems, Inc.*	11,769
266	Viasat, Inc.*	12,587
5	Viasystems Group, Inc.*	91
799	VirnetX Holding Corp.*	15,852
297	Virtusa Corp.*	4,675
346	Vocus, Inc.*	7,342
482	Volterra Semiconductor Corp.*	11,809
1,626	Wave Systems Corp., Class A*	3,659
570	Web.com Group, Inc.*	5,877
784	Websense, Inc.*	14,198
758	Wright Express Corp.*	39,780
344	XO Group, Inc.*	2,535
20	Zillow, Inc.*	448
1,303	Zix Corp.*	3,596
48	Zygo Corp.*	784
		2,549,395
	Materials - 2.5%

31	A. Schulman, Inc.	641
84	AEP Industries, Inc.*	2,045
478	AMCOL International Corp.	15,836
71	American Vanguard Corp.	906
566	Balchem Corp.	23,489
882	Calgon Carbon Corp.*	13,124
1,160	Chemtura Corp.*	13,514
114	Coeur d’Alene Mines Corp.*	3,337
212	Deltic Timber Corp.	13,579
707	Eagle Materials, Inc.	16,367
980	Flotek Industries, Inc.*	8,928
131	FutureFuel Corp.	1,657
1,323	General Moly, Inc.*	4,432
1,237	Globe Specialty Metals, Inc.	18,468
557	Gold Resource Corp.	11,229
509	Golden Minerals Co.*	3,502
2,741	Graphic Packaging Holding Co.*	12,143
66	H.B. Fuller Co.	1,522
17	Handy & Harman Ltd.*	189
170	Hawkins, Inc.	6,717
186	Haynes International, Inc.	11,153
5,478	Hecla Mining Co.	33,909
44	Horsehead Holding Corp.*	409
426	Innophos Holdings, Inc.	20,980
415	Innospec, Inc.*	12,060
138	Kaiser Aluminum Corp.	6,431
124	KMG Chemicals, Inc.	1,941
404	Koppers Holdings, Inc.	13,344
546	Kraton Performance Polymers, Inc.*	11,477
360	LSB Industries, Inc.*	11,257
31	Materion Corp.*	762
227	Metals USA Holdings Corp.*	2,556
1,682	Midway Gold Corp.*	3,969
46	Myers Industries, Inc.	564
149	Neenah Paper, Inc.	2,788
177	NewMarket Corp.	35,026
446	Noranda Aluminum Holding Corp.	3,666
943	Olin Corp.	17,917
888	Omnova Solutions, Inc.*	3,863
2,298	Paramount Gold and Silver Corp.*	6,067
1,328	PolyOne Corp.	14,289
190	Quaker Chemical Corp.	7,393
271	Revett Minerals, Inc.*	1,355
79	RTI International Metals, Inc.*	2,157
776	Senomyx, Inc.*	2,995
2,022	Stillwater Mining Co.*	22,060
125	SunCoke Energy, Inc.*	1,442
168	TPC Group, Inc.*	4,032
2,068	U.S. Gold Corp.*	8,582
10	United States Lime & Minerals, Inc.*	552
219	Vista Gold Corp.*	791
703	Worthington Industries, Inc.	12,366
431	Zep, Inc.	6,073
		455,851
	Telecommunication Services - 0.6%

1,219	8x8, Inc.*	4,486
455	AboveNet, Inc.	27,182

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
180	Alaska Communications Systems Group, Inc.	$963
43	Atlantic Tele-Network, Inc.	1,780
83	Boingo Wireless, Inc.*	706
548	Cbeyond, Inc.*	4,061
1,127	Cincinnati Bell, Inc.*	3,313
902	Cogent Communications Group, Inc.*	15,343
410	Consolidated Communications Holdings, Inc.	7,573
26	Fairpoint Communications, Inc.*	124
813	General Communication, Inc., Class A*	8,285
262	HickoryTech Corp.	2,832
251	IDT Corp., Class B	3,263
552	inContact, Inc.*	2,429
101	Iridium Communications, Inc.*	718
249	Leap Wireless International, Inc.*	2,258
294	Lumos Networks Corp.*	4,301
295	NTELOS Holdings Corp.	6,227
1,741	PAETEC Holding Corp.*	9,349
466	Shenandoah Telecommunications Co.	5,145
17	SureWest Communications	195
831	Towerstream Corp.*	1,720
1,159	Vonage Holdings Corp.*	2,990
		115,243
	Utilities - 0.1%

122	Atlantic Power Corp.	1,604
251	Genie Energy Ltd., Class B*	1,815
39	Otter Tail Corp.	846
47	Pennichuck Corp.	1,357
105	South Jersey Industries, Inc.	5,899
		11,521
	Total Common Stocks (Cost $9,198,310)	10,894,634

No. of Rights
	Rights - 0.0%‡
1,161	Lexicon Pharmaceuticals, Inc., expiring 12/22/11 at $1.13*^	20
68	Taylor Capital Group, Inc., expiring 12/14/11 at $7.91*^	7
	Total Rights (Cost $—)	27

No. of Warrants
	Warrants - 0.0%
253	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$5,565	0.00%, due 12/01/11	5,565
	Total U.S. Government & Agency Security (Cost $5,565)	5,565
	Repurchase Agreements (a)(b) - 20.0%
3,633,538	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $3,633,548	3,633,538
	Total Repurchase Agreements (Cost $3,633,538)	3,633,538

	Total Investment Securities (Cost $12,837,413) — 80.1%	14,533,764
	Other assets less liabilities — 19.9%	3,609,685
	Net Assets — 100.0%	$18,143,449

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $27 or 0.00% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $4,443,935.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,922,283
Aggregate gross unrealized depreciation	(900,070)
Net unrealized appreciation	$1,022,213
Federal income tax cost of investments	$13,511,551

See accompanying notes to the financial statements.

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000® Growth Index	$254,524	$(3,019)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Russell 2000® Growth Index	7,444,883	(314,685)

Equity Index Swap Agreement with Societe Generale, based on the Russell 2000® Growth Index	11,250,536	1,449,673

Equity Index Swap Agreement with UBS AG, based on the Russell 2000® Growth Index	6,444,386	798,241

		$1,930,210

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Consumer Services

Shares		Value
	Common Stocks (a) - 20.0%
	Airlines - 0.3%

33	Alaska Air Group, Inc.*	$2,291
804	Delta Air Lines, Inc.*	6,528
237	JetBlue Airways Corp.*	976
48	SkyWest, Inc.	582
765	Southwest Airlines Co.	6,411
315	United Continental Holdings, Inc.*	5,661
153	US Airways Group, Inc.*	722
		23,171
	Commercial Services & Supplies - 0.1%

57	Copart, Inc.*	2,561
72	Rollins, Inc.	1,598
		4,159
	Diversified Consumer Services - 0.3%

117	Apollo Group, Inc., Class A*	5,672
57	Career Education Corp.*	402
57	DeVry, Inc.	1,967
291	H&R Block, Inc.	4,577
60	Hillenbrand, Inc.	1,364
27	ITT Educational Services, Inc.*	1,484
27	Matthews International Corp., Class A	896
54	Regis Corp.	876
228	Service Corp. International	2,337
63	Sotheby’s	1,979
12	Strayer Education, Inc.	1,167
30	Weight Watchers International, Inc.	1,763
		24,484
	Electronic Equipment, Instruments & Components - 0.0%‡

51	Dolby Laboratories, Inc., Class A*	1,679

	Food & Staples Retailing - 3.5%

36	Casey’s General Stores, Inc.	1,921
417	Costco Wholesale Corp.	35,570
1,278	CVS Caremark Corp.	49,637
534	Kroger Co. (The)	12,378
576	Rite Aid Corp.*	703
42	Ruddick Corp.	1,674
333	Safeway, Inc.	6,660
201	SUPERVALU, Inc.	1,477
561	Sysco Corp.	16,011
45	United Natural Foods, Inc.*	1,725
861	Walgreen Co.	29,033
1,683	Wal-Mart Stores, Inc.	99,129
150	Whole Foods Market, Inc.	10,215
		266,133
	Health Care Providers & Services - 0.6%

255	AmerisourceBergen Corp.	9,473
330	Cardinal Health, Inc.	14,012
21	Chemed Corp.	1,127
234	McKesson Corp.	19,027
111	Omnicare, Inc.	3,620
81	VCA Antech, Inc.*	1,592
		48,851
	Hotels, Restaurants & Leisure - 3.5%

51	Bally Technologies, Inc.*	1,955
30	Bob Evans Farms, Inc.	1,004
81	Brinker International, Inc.	1,951
390	Carnival Corp.	12,948
18	CEC Entertainment, Inc.	606
51	Cheesecake Factory, Inc. (The)*	1,446
30	Chipotle Mexican Grill, Inc.*	9,647
30	Choice Hotels International, Inc.	1,077
21	Cracker Barrel Old Country Store, Inc.	999
129	Darden Restaurants, Inc.	6,155
54	Domino’s Pizza, Inc.*	1,779
39	Gaylord Entertainment Co.*	828
39	Hyatt Hotels Corp., Class A*	1,392
285	International Game Technology	4,862
27	International Speedway Corp., Class A	664
48	Jack in the Box, Inc.*	984
375	Las Vegas Sands Corp.*	17,516
39	Life Time Fitness, Inc.*	1,589
294	Marriott International, Inc., Class A	9,002
30	Marriott Vacations Worldwide Corp.*	479
981	McDonald’s Corp.	93,705
306	MGM Resorts International*	3,149
90	Orient-Express Hotels Ltd., Class A*	647
21	P.F. Chang’s China Bistro, Inc.	637
27	Panera Bread Co., Class A*	3,871
18	Papa John’s International, Inc.*	682
63	Penn National Gaming, Inc.*	2,338
60	Pinnacle Entertainment, Inc.*	634
129	Royal Caribbean Cruises Ltd.	3,575
57	Scientific Games Corp., Class A*	490
51	Six Flags Entertainment Corp.	1,938
60	Sonic Corp.*	424
705	Starbucks Corp.	30,653
186	Starwood Hotels & Resorts Worldwide, Inc.	8,869
33	Vail Resorts, Inc.	1,469
294	Wendy’s Co. (The)	1,458
54	WMS Industries, Inc.*	1,132
156	Wyndham Worldwide Corp.	5,530
84	Wynn Resorts Ltd.	10,127
444	Yum! Brands, Inc.	24,882
		273,093
	Internet & Catalog Retail - 1.4%

336	Amazon.com, Inc.*	64,610
189	Expedia, Inc.	5,257
39	HSN, Inc.	1,396
543	Liberty Interactive Corp., Class A*	8,829
51	Netflix, Inc.*	3,291
48	priceline.com, Inc.*	23,323
30	Shutterfly, Inc.*	813
		107,519
	Internet Software & Services - 0.5%

1,053	eBay, Inc.*	31,158
21	OpenTable, Inc.*	743
75	ValueClick, Inc.*	1,159
57	WebMD Health Corp.*	2,065
		35,125
	IT Services - 0.0%‡

78	Acxiom Corp.*	970

	Media - 4.8%

54	AMC Networks, Inc., Class A*	1,944
27	Arbitron, Inc.	1,015
219	Cablevision Systems Corp., Class A	3,285
594	CBS Corp., Class B	15,468
36	Charter Communications, Inc., Class A*	1,903
84	Cinemark Holdings, Inc.	1,646

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,983	Comcast Corp., Class A	$44,955
618	Comcast Corp., Special, Class A	13,819
51	CTC Media, Inc.	498
702	DIRECTV, Class A*	33,148
135	Discovery Communications, Inc., Class A*	5,667
120	Discovery Communications, Inc., Class C*	4,541
198	DISH Network Corp., Class A	4,865
66	DreamWorks Animation SKG, Inc., Class A*	1,226
228	Gannett Co., Inc.	2,476
453	Interpublic Group of Cos., Inc. (The)	4,249
48	John Wiley & Sons, Inc., Class A	2,309
54	Lamar Advertising Co., Class A*	1,312
135	Liberty Global, Inc., Class A*	5,318
117	Liberty Global, Inc., Class C*	4,434
111	Liberty Media Corp. - Liberty Capital, Class A*	8,467
150	Live Nation Entertainment, Inc.*	1,296
60	Madison Square Garden Co. (The), Class A*	1,747
285	McGraw-Hill Cos., Inc. (The)	12,170
36	Meredith Corp.	1,044
24	Morningstar, Inc.	1,446
123	New York Times Co. (The), Class A*	895
1,725	News Corp., Class A	30,084
414	News Corp., Class B	7,390
267	Omnicom Group, Inc.	11,526
75	Regal Entertainment Group, Class A	1,069
21	Scholastic Corp.	569
84	Scripps Networks Interactive, Inc., Class A	3,345
309	Time Warner Cable, Inc.	18,688
993	Time Warner, Inc.	34,576
45	Valassis Communications, Inc.*	864
498	Viacom, Inc., Class B	22,291
1,638	Walt Disney Co. (The)	58,722
6	Washington Post Co. (The), Class B	2,153
		372,420
	Multiline Retail - 1.3%

51	99 Cents Only Stores*	1,114
72	Big Lots, Inc.*	2,888
36	Dillard’s, Inc., Class A	1,692
93	Dollar General Corp.*	3,773
117	Dollar Tree, Inc.*	9,534
108	Family Dollar Stores, Inc.	6,417
141	J.C. Penney Co., Inc.	4,518
252	Kohl’s Corp.	13,558
405	Macy’s, Inc.	13,094
162	Nordstrom, Inc.	7,335
117	Saks, Inc.*	1,114
45	Sears Holdings Corp.*	2,715
582	Target Corp.	30,671
		98,423
	Professional Services - 0.1%

48	Dun & Bradstreet Corp. (The)	3,354
45	IHS, Inc., Class A*	3,977
69	Nielsen Holdings N.V.*	2,004
		9,335
	Road & Rail - 0.1%

99	Avis Budget Group, Inc.*	1,168
225	Hertz Global Holdings, Inc.*	2,545
		3,713
	Software - 0.0%‡

39	Factset Research Systems, Inc.	3,636

	Specialty Retail - 3.5%

66	Aaron’s, Inc.	1,735
84	Abercrombie & Fitch Co., Class A	4,024
69	Advance Auto Parts, Inc.	4,776
78	Aeropostale, Inc.*	1,210
186	American Eagle Outfitters, Inc.	2,587
48	Ann, Inc.*	1,126
60	Ascena Retail Group, Inc.*	1,651
42	AutoNation, Inc.*	1,517
24	AutoZone, Inc.*	7,881
237	Bed Bath & Beyond, Inc.*	14,341
288	Best Buy Co., Inc.	7,802
27	Buckle, Inc. (The)	1,079
213	CarMax, Inc.*	6,126
27	Cato Corp. (The), Class A	691
168	Chico’s FAS, Inc.	1,747
24	Children’s Place Retail Stores, Inc. (The)*	1,293
57	Collective Brands, Inc.*	795
90	Dick’s Sporting Goods, Inc.*	3,538
147	Foot Locker, Inc.	3,468
135	GameStop Corp., Class A*	3,121
261	Gap, Inc. (The)	4,878
24	Genesco, Inc.*	1,417
21	Group 1 Automotive, Inc.	1,031
60	Guess?, Inc.	1,687
1,518	Home Depot, Inc. (The)	59,536
249	Limited Brands, Inc.	10,540
1,236	Lowe’s Cos., Inc.	29,676
48	Men’s Wearhouse, Inc. (The)	1,336
264	Office Depot, Inc.*	594
81	OfficeMax, Inc.*	377
129	O’Reilly Automotive, Inc.*	9,964
108	PetSmart, Inc.	5,211
96	RadioShack Corp.	1,102
60	Rent-A-Center, Inc.	2,157
111	Ross Stores, Inc.	9,889
90	Sally Beauty Holdings, Inc.*	1,809
81	Signet Jewelers Ltd.	3,587
678	Staples, Inc.	9,770
120	Tiffany & Co.	8,045
366	TJX Cos., Inc.	22,582
69	Tractor Supply Co.	4,984
48	Ulta Salon Cosmetics & Fragrance, Inc.*	3,342
120	Urban Outfitters, Inc.*	3,238
90	Williams-Sonoma, Inc.	3,399
		270,659
	Total Common Stocks (Cost $1,493,935)	1,543,370

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$7,589	0.00%, due 12/01/11	7,589
	Total U.S. Government & Agency Security (Cost $7,589)	7,589

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (a)(b) - 63.2%
$4,876,113	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $4,876,126	$4,876,113
	Total Repurchase Agreements (Cost $4,876,113)	4,876,113

	Total Investment Securities (Cost $6,377,637) — 83.3%	6,427,072
	Other assets less liabilities — 16.7%	1,292,350
	Net Assets — 100.0%	$7,719,422

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $3,484,123.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,529
Aggregate gross unrealized depreciation	(2,094)
Net unrealized appreciation	$49,435
Federal income tax cost of investments	$6,377,637

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. Consumer ServicesSM Index	$2,059,053	$249,544

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. Consumer ServicesSM Index	2,817,655	(354,645)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. Consumer ServicesSM Index	7,258,904	925,189

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. Consumer ServicesSM Index	318,142	(97,095)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. Consumer ServicesSM Index	1,460,124	(164,314)

		$558,679

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) - 76.0%
	Capital Markets - 9.2%

15,110	Affiliated Managers Group, Inc.*	$1,428,953
68,519	Ameriprise Financial, Inc.	3,145,707
360,034	Bank of New York Mellon Corp. (The)	7,006,262
28,618	BlackRock, Inc.	4,923,441
298,847	Charles Schwab Corp. (The)	3,574,210
75,478	E*Trade Financial Corp.*	692,888
34,260	Eaton Vance Corp.	823,268
30,267	Federated Investors, Inc., Class B	480,337
43,283	Franklin Resources, Inc.	4,363,792
123,771	Goldman Sachs Group, Inc. (The)	11,864,688
8,453	Greenhill & Co., Inc.	325,948
130,863	Invesco Ltd.	2,649,976
11,907	Investment Technology Group, Inc.*	126,810
54,032	Janus Capital Group, Inc.	356,611
42,246	Jefferies Group, Inc.	483,294
8,991	KBW, Inc.	122,547
28,782	Knight Capital Group, Inc., Class A*	363,517
39,759	Legg Mason, Inc.	1,054,806
510,315	Morgan Stanley	7,547,559
63,058	Northern Trust Corp.	2,372,872
5,611	Piper Jaffray Cos.*	116,148
29,493	Raymond James Financial, Inc.	879,186
43,268	SEI Investments Co.	726,902
145,661	State Street Corp.	5,775,459
15,638	Stifel Financial Corp.*	495,725
74,404	T. Rowe Price Group, Inc.	4,223,171
66,049	TD Ameritrade Holding Corp.	1,075,938
24,976	Waddell & Reed Financial, Inc., Class A	678,848
		67,678,863
	Commercial Banks - 13.7%

50,190	Associated Banc-Corp	521,976
22,634	BancorpSouth, Inc.	221,813
13,678	Bank of Hawaii Corp.	581,999
200,707	BB&T Corp.	4,650,381
7,710	BOK Financial Corp.	422,893
93,111	CapitalSource, Inc.	600,566
22,789	Cathay General Bancorp	316,083
58,047	CIT Group, Inc.*	1,965,471
14,198	City National Corp./CA	602,279
58,200	Comerica, Inc.	1,467,804
23,662	Commerce Bancshares, Inc./MO	880,927
16,785	Cullen/Frost Bankers, Inc.	848,817
42,940	East West Bancorp, Inc.	840,336
266,078	Fifth Third Bancorp	3,216,883
9,127	First Financial Bankshares, Inc.	301,191
75,837	First Horizon National Corp.	583,945
21,491	First Midwest Bancorp, Inc./IL	204,164
22,685	First Republic Bank*	643,800
31,706	FirstMerit Corp.	463,225
36,868	FNB Corp./PA	393,013
57,988	Fulton Financial Corp.	542,768
20,870	Glacier Bancorp, Inc.	250,649
22,608	Hancock Holding Co.	690,335
249,919	Huntington Bancshares, Inc./OH	1,312,075
8,774	Iberiabank Corp.	437,121
16,661	International Bancshares Corp.	297,899
275,989	KeyCorp	2,011,960
36,453	M&T Bank Corp.	2,660,340
15,814	MB Financial, Inc.	268,522
36,967	National Penn Bancshares, Inc.	307,935
27,494	Old National Bancorp/IN	308,483
9,079	PacWest Bancorp	169,596
3,857	Park National Corp.	234,891
152,680	PNC Financial Services Group, Inc.	8,276,783
296,828	Popular, Inc.*	442,274
18,860	PrivateBancorp, Inc.	181,056
13,576	Prosperity Bancshares, Inc.	542,904
364,529	Regions Financial Corp.	1,498,214
11,999	Signature Bank/NY*	701,102
155,477	SunTrust Banks, Inc.	2,818,798
37,438	Susquehanna Bancshares, Inc.	296,509
12,545	SVB Financial Group*	590,117
211,924	Synovus Financial Corp.	315,767
43,776	TCF Financial Corp.	440,386
16,551	Trustmark Corp.	370,080
554,932	U.S. Bancorp	14,383,837
10,107	UMB Financial Corp.	360,820
33,258	Umpqua Holdings Corp.	415,725
14,569	United Bankshares, Inc.	389,284
49,402	Valley National Bancorp	582,944
21,481	Webster Financial Corp.	423,176
1,446,318	Wells Fargo & Co.	37,401,783
8,277	Westamerica Bancorp.	379,997
10,312	Wintrust Financial Corp.	286,570
53,053	Zions Bancorp.	853,623
		101,171,889
	Consumer Finance - 3.7%

309,013	American Express Co.	14,844,985
132,459	Capital One Financial Corp.	5,915,619
8,575	Cash America International, Inc.	426,263
157,834	Discover Financial Services	3,759,606
12,700	EZCORP, Inc., Class A*	369,443
149,268	SLM Corp.	1,922,572
		27,238,488
	Diversified Financial Services - 11.9%

2,927,126	Bank of America Corp.	15,923,565
26,158	CBOE Holdings, Inc.	704,173
841,115	Citigroup, Inc.	23,113,840
18,535	CME Group, Inc.	4,620,405
21,364	IntercontinentalExchange, Inc.*	2,600,426
1,131,662	JPMorgan Chase & Co.	35,047,572
57,281	Moody’s Corp.	1,988,224
34,843	MSCI, Inc., Class A*	1,175,951
40,408	NASDAQ OMX Group, Inc. (The)*	1,060,710
76,042	NYSE Euronext	2,171,760
		88,406,626
	Insurance - 17.3%

98,293	ACE Ltd.	6,834,312
136,779	Aflac, Inc.	5,941,680
2,395	Alleghany Corp.*	689,760
11,034	Allied World Assurance Co. Holdings AG	656,413
141,068	Allstate Corp. (The)	3,779,212
25,676	American Financial Group, Inc./OH	924,336
126,136	American International Group, Inc.*	2,940,230
4,161	American National Insurance Co.	298,344
94,815	Aon Corp.	4,358,646
38,465	Arch Capital Group Ltd.*	1,452,823
9,012	Argo Group International Holdings Ltd.	264,052

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
32,550	Arthur J. Gallagher & Co.	$1,008,399
20,547	Aspen Insurance Holdings Ltd.	544,906
27,419	Assurant, Inc.	1,075,922
48,918	Assured Guaranty Ltd.	474,505
37,559	Axis Capital Holdings Ltd.	1,199,259
279,418	Berkshire Hathaway, Inc., Class B*	22,006,962
33,729	Brown & Brown, Inc.	703,587
82,985	Chubb Corp. (The)	5,596,508
44,089	Cincinnati Financial Corp.	1,307,239
65,546	CNO Financial Group, Inc.*	414,251
14,301	Delphi Financial Group, Inc., Class A	393,277
11,761	Endurance Specialty Holdings Ltd.	425,395
7,979	Erie Indemnity Co., Class A	588,770
13,093	Everest Re Group Ltd.	1,148,649
64,799	Fidelity National Financial, Inc., Class A	1,028,360
30,575	First American Financial Corp.	354,670
141,801	Genworth Financial, Inc., Class A*	934,469
13,187	Hanover Insurance Group, Inc. (The)	475,787
128,898	Hartford Financial Services Group, Inc.	2,289,228
31,929	HCC Insurance Holdings, Inc.	858,252
11,588	Horace Mann Educators Corp.	141,489
12,837	Kemper Corp.	353,659
89,493	Lincoln National Corp.	1,805,969
102,039	Loews Corp.	3,921,359
2,811	Markel Corp.*	1,128,335
157,212	Marsh & McLennan Cos., Inc.	4,746,230
44,430	MBIA, Inc.*	430,971
7,638	Mercury General Corp.	343,557
238,876	MetLife, Inc.	7,519,816
17,872	Montpelier Re Holdings Ltd.	304,181
70,732	Old Republic International Corp.	581,417
19,604	PartnerRe Ltd.	1,288,375
10,819	Platinum Underwriters Holdings Ltd.	372,498
85,657	Principal Financial Group, Inc.	2,066,903
8,471	ProAssurance Corp.	674,376
174,416	Progressive Corp. (The)	3,289,486
24,584	Protective Life Corp.	545,519
140,288	Prudential Financial, Inc.	7,104,184
21,413	Reinsurance Group of America, Inc.	1,102,769
15,021	RenaissanceRe Holdings Ltd.	1,103,142
5,096	RLI Corp.	361,154
15,674	Selective Insurance Group, Inc.	258,308
12,931	StanCorp Financial Group, Inc.	455,947
30,500	Torchmark Corp.	1,298,995
10,807	Tower Group, Inc.	226,839
18,138	Transatlantic Holdings, Inc.	991,060
121,575	Travelers Cos., Inc. (The)	6,838,594
88,078	Unum Group	1,982,636
20,541	Validus Holdings Ltd.	618,079
35,542	W. R. Berkley Corp.	1,212,338
1,894	White Mountains Insurance Group Ltd.	803,814
49,732	Willis Group Holdings plc	1,753,550
86,453	XL Group plc	1,782,661
		128,376,413
	IT Services - 4.0%

30,711	Mastercard, Inc., Class A	11,502,805
151,865	Visa, Inc., Class A	14,726,349
182,184	Western Union Co. (The)	3,177,289
		29,406,443
	Professional Services - 0.2%

35,815	Equifax, Inc.	1,330,527

	Real Estate Investment Trusts - 14.6%

17,977	Alexandria Real Estate Equities, Inc.	1,178,572
20,180	American Campus Communities, Inc.	793,881
62,540	American Capital Agency Corp.	1,794,273
281,267	Annaly Capital Management, Inc.	4,519,961
35,065	Apartment Investment & Management Co., Class A	763,716
27,296	AvalonBay Communities, Inc.	3,407,906
44,780	BioMed Realty Trust, Inc.	797,532
42,261	Boston Properties, Inc.	4,030,854
39,022	Brandywine Realty Trust	339,882
21,695	BRE Properties, Inc.	1,055,679
20,659	Camden Property Trust	1,192,644
40,847	CBL & Associates Properties, Inc.	583,704
298,114	Chimera Investment Corp.	795,964
25,311	Colonial Properties Trust	502,170
24,279	CommonWealth REIT	406,430
20,869	Corporate Office Properties Trust	435,119
71,306	DCT Industrial Trust, Inc.	342,982
65,827	DDR Corp.	769,518
48,839	DiamondRock Hospitality Co.	428,806
28,844	Digital Realty Trust, Inc.	1,831,594
37,039	Douglas Emmett, Inc.	665,961
73,176	Duke Realty Corp.	848,842
18,126	DuPont Fabros Technology, Inc.	408,379
7,812	EastGroup Properties, Inc.	332,557
13,492	Entertainment Properties Trust	603,092
11,299	Equity Lifestyle Properties, Inc.	698,617
85,483	Equity Residential	4,717,807
9,812	Essex Property Trust, Inc.	1,303,524
27,359	Extra Space Storage, Inc.	659,352
18,050	Federal Realty Investment Trust	1,596,161
21,362	Franklin Street Properties Corp.	233,059
111,654	General Growth Properties, Inc.	1,572,088
21,821	Hatteras Financial Corp.	584,803
117,843	HCP, Inc.	4,554,632
51,304	Health Care REIT, Inc.	2,573,922
22,593	Healthcare Realty Trust, Inc.	398,089
21,016	Highwoods Properties, Inc.	606,101
11,906	Home Properties, Inc.	654,473
35,810	Hospitality Properties Trust	788,894
204,949	Host Hotels & Resorts, Inc.	2,900,028
33,489	Invesco Mortgage Capital, Inc.	528,122
16,965	Kilroy Realty Corp.	612,267
117,973	Kimco Realty Corp.	1,860,434
24,691	LaSalle Hotel Properties	578,016
40,321	Lexington Realty Trust	305,633
33,245	Liberty Property Trust	991,033
38,287	Macerich Co. (The)	1,918,179
25,238	Mack-Cali Realty Corp.	643,064
103,379	MFA Financial, Inc.	711,248
10,782	Mid-America Apartment Communities, Inc.	618,024
27,337	National Retail Properties, Inc.	723,337
29,926	Omega Healthcare Investors, Inc.	536,573

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
50,112	Piedmont Office Realty Trust, Inc., Class A	$833,864
47,252	Plum Creek Timber Co., Inc.	1,740,764
14,649	Post Properties, Inc.	585,813
11,595	Potlatch Corp.	372,895
133,223	ProLogis, Inc.	3,706,264
40,930	Public Storage	5,398,667
35,302	Rayonier, Inc.	1,434,673
36,819	Realty Income Corp.	1,246,691
20,503	Redwood Trust, Inc.	211,796
26,094	Regency Centers Corp.	969,653
44,514	Senior Housing Properties Trust	975,302
84,988	Simon Property Group, Inc.	10,567,408
24,802	SL Green Realty Corp.	1,632,964
27,173	Starwood Property Trust, Inc.	484,766
34,161	Sunstone Hotel Investors, Inc.*	260,307
24,941	Tanger Factory Outlet Centers	707,077
16,798	Taubman Centers, Inc.	1,047,019
63,588	UDR, Inc.	1,494,318
76,038	Ventas, Inc.	4,011,765
53,474	Vornado Realty Trust	3,981,139
19,127	Washington Real Estate Investment Trust	520,446
35,072	Weingarten Realty Investors	725,640
154,953	Weyerhaeuser Co.	2,601,661
		108,208,390
	Real Estate Management & Development - 0.6%

75,185	Brookfield Office Properties, Inc.	1,107,475
85,342	CBRE Group, Inc.*	1,434,599
38,814	Forest City Enterprises, Inc., Class A*	471,202
7,334	Howard Hughes Corp. (The)*	338,757
12,612	Jones Lang LaSalle, Inc.	812,465
26,620	St. Joe Co. (The)*	382,796
		4,547,294
	Thrifts & Mortgage Finance - 0.8%

26,001	Astoria Financial Corp.	196,048
48,694	Capitol Federal Financial, Inc.	551,216
85,583	First Niagara Financial Group, Inc.	753,131
141,590	Hudson City Bancorp, Inc.	791,488
126,382	New York Community Bancorp, Inc.	1,521,639
109,278	People’s United Financial, Inc.	1,360,511
16,433	Provident Financial Services, Inc.	215,108
26,981	TFS Financial Corp.*	249,844
32,011	Washington Federal, Inc.	416,463
		6,055,448
	Total Common Stocks (Cost $615,609,609)	562,420,381

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$95,674	0.00%, due 12/01/11	95,674
	Total U.S. Government & Agency Security (Cost $95,674)	95,674
	Repurchase Agreements (a)(b) - 27.0%
199,976,608	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $199,977,152	199,976,608
	Total Repurchase Agreements (Cost $199,976,608)	199,976,608

	Total Investment Securities (Cost $815,681,891) — 103.0%	762,492,663
	Liabilities in excess of other assets — (3.0%)	(21,915,118)
	Net Assets — 100.0%	$740,577,545

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $455,993,009.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,326,918
Aggregate gross unrealized depreciation	(157,266,569)
Net unrealized depreciation	$(62,939,651)
Federal income tax cost of investments	$825,432,314

See accompanying notes to the financial statements.

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. FinancialsSM Index	$88,444,694	$(3,305,308)

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. FinancialsSM Index	127,304,516	(2,866,635)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. FinancialsSM Index	40,888,491	(7,357,239)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. FinancialsSM Index	84,127,340	(5,422,886)

Equity Index Swap Agreement with Morgan Stanley & Co. International plc, based on the Dow Jones U.S. FinancialsSM Index	135,064,161	(28,697,619)

Equity Index Swap Agreement with Societe Generale, based on the Dow Jones U.S. FinancialsSM Index	30,525,587	(9,758,589)

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. FinancialsSM Index	410,298,416	(66,820,638)

		$(124,228,914)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) - 58.2%
	Aerospace & Defense - 10.8%

343	AAR Corp.	$6,264
288	Alliant Techsystems, Inc.	16,946
835	BE Aerospace, Inc.*	32,523
5,744	Boeing Co. (The)	394,555
206	Ceradyne, Inc.*	6,126
405	Curtiss-Wright Corp.	13,345
264	Esterline Technologies Corp.*	14,222
1,608	Exelis, Inc.	14,375
2,623	General Dynamics Corp.	173,275
1,082	Goodrich Corp.	132,015
853	Hexcel Corp.*	21,257
6,191	Honeywell International, Inc.	335,243
396	Huntington Ingalls Industries, Inc.*	12,573
921	L-3 Communications Holdings, Inc.	61,062
2,317	Lockheed Martin Corp.	181,073
363	Moog, Inc., Class A*	15,181
2,248	Northrop Grumman Corp.	128,293
506	Orbital Sciences Corp.*	7,514
1,249	Precision Castparts Corp.	205,773
3,068	Raytheon Co.	139,809
1,346	Rockwell Collins, Inc.	73,895
1,020	Spirit Aerosystems Holdings, Inc., Class A*	19,900
317	Teledyne Technologies, Inc.*	17,968
2,397	Textron, Inc.	46,574
395	TransDigm Group, Inc.*	38,086
336	Triumph Group, Inc.	19,989
6,861	United Technologies Corp.	525,553
		2,653,389
	Air Freight & Logistics - 3.6%

1,440	C.H. Robinson Worldwide, Inc.	98,654
1,850	Expeditors International of Washington, Inc.	80,494
2,551	FedEx Corp.	211,937
255	Forward Air Corp.	8,186
322	HUB Group, Inc., Class A*	9,589
6,391	United Parcel Service, Inc., Class B	458,554
882	UTi Worldwide, Inc.	13,724
		881,138
	Building Products - 0.5%

339	A. O. Smith Corp.	13,309
1,334	Fortune Brands Home & Security, Inc.*	22,251
438	Lennox International, Inc.	14,511
3,118	Masco Corp.	29,871
1,017	Owens Corning*	29,188
326	Quanex Building Products Corp.	4,916
348	Simpson Manufacturing Co., Inc.	11,519
575	USG Corp.*	5,629
		131,194
	Chemicals - 0.4%

776	Sherwin-Williams Co. (The)	67,380
755	Valspar Corp.	27,845
		95,225
	Commercial Services & Supplies - 2.0%

386	ABM Industries, Inc.	8,388
407	Brink’s Co. (The)	10,020
982	Cintas Corp.	29,853
404	Clean Harbors, Inc.*	24,228
930	Corrections Corp. of America*	19,530
446	Deluxe Corp.	10,195
162	G&K Services, Inc., Class A	4,844
559	Geo Group, Inc. (The)*	9,894
1,609	Iron Mountain, Inc.	48,865
280	Mine Safety Appliances Co.	9,862
1,629	R.R. Donnelley & Sons Co.	24,468
2,679	Republic Services, Inc.	73,538
747	Stericycle, Inc.*	60,522
540	Tetra Tech, Inc.*	12,091
386	United Stationers, Inc.	12,946
986	Waste Connections, Inc.	32,311
3,564	Waste Management, Inc.	111,553
		503,108
	Construction & Engineering - 1.3%

898	AECOM Technology Corp.*	19,262
340	Aegion Corp.*	5,155
576	EMCOR Group, Inc.	14,763
1,509	Fluor Corp.	82,723
1,045	Foster Wheeler AG*	19,385
298	Granite Construction, Inc.	7,420
1,108	Jacobs Engineering Group, Inc.*	46,026
1,311	KBR, Inc.	37,888
1,801	Quanta Services, Inc.*	37,083
626	Shaw Group, Inc. (The)*	15,537
692	URS Corp.*	25,009
		310,251
	Construction Materials - 0.3%

390	Eagle Materials, Inc.	9,029
394	Martin Marietta Materials, Inc.	30,834
206	Texas Industries, Inc.	5,218
1,012	Vulcan Materials Co.	32,829
		77,910
	Containers & Packaging - 1.4%

539	Aptargroup, Inc.	27,376
1,419	Ball Corp.	49,821
898	Bemis Co., Inc.	26,482
1,311	Crown Holdings, Inc.*	42,358
214	Greif, Inc., Class A	9,977
1,431	Owens-Illinois, Inc.*	27,947
889	Packaging Corp. of America	23,123
615	Rock-Tenn Co., Class A	35,824
1,663	Sealed Air Corp.	29,302
405	Silgan Holdings, Inc.	15,771
871	Sonoco Products Co.	28,290
933	Temple-Inland, Inc.	29,697
		345,968
	Diversified Consumer Services - 0.1%

266	Coinstar, Inc.*	11,356

	Diversified Financial Services - 0.0%‡

487	PHH Corp.*	7,480

	Electrical Equipment - 3.3%

374	Acuity Brands, Inc.	18,794
1,395	AMETEK, Inc.	59,762
1,013	Babcock & Wilcox Co. (The)*	22,975
412	Belden, Inc.	13,612
427	Brady Corp., Class A	12,784
1,432	Cooper Industries plc	79,519
6,462	Emerson Electric Co.	337,639
436	EnerSys*	10,486
452	General Cable Corp.*	11,978

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,136	GrafTech International Ltd.*	$16,404
458	Hubbell, Inc., Class B	29,962
335	Regal-Beloit Corp.	17,641
1,242	Rockwell Automation, Inc.	93,187
832	Roper Industries, Inc.	70,878
457	Thomas & Betts Corp.*	23,769
		819,390
	Electronic Equipment, Instruments & Components - 2.4%

1,474	Amphenol Corp., Class A	66,816
264	Anixter International, Inc.*	16,212
1,007	Arrow Electronics, Inc.*	36,816
1,325	Avnet, Inc.*	39,472
447	AVX Corp.	5,784
517	Benchmark Electronics, Inc.*	7,140
349	Checkpoint Systems, Inc.*	4,216
333	Cognex Corp.	11,878
6,348	Flextronics International Ltd.*	37,898
1,386	FLIR Systems, Inc.	37,228
232	IPG Photonics Corp.*	8,893
353	Itron, Inc.*	12,507
1,740	Jabil Circuit, Inc.	35,270
200	Littelfuse, Inc.	9,348
559	Molex, Inc.	13,941
691	Molex, Inc., Class A	14,469
808	National Instruments Corp.	21,250
307	Plexus Corp.*	8,335
3,760	TE Connectivity Ltd.	119,230
1,062	Trimble Navigation Ltd.*	45,751
349	Universal Display Corp.*	13,597
1,247	Vishay Intertechnology, Inc.*	12,333
		578,384
	Industrial Conglomerates - 9.7%

5,664	3M Co.	459,011
529	Carlisle Cos., Inc.	23,593
4,938	Danaher Corp.	238,901
92,590	General Electric Co.	1,473,107
4,070	Tyco International Ltd.	195,197
		2,389,809
	Internet Software & Services - 0.1%

1,126	Monster Worldwide, Inc.*	8,231
346	Vistaprint N.V.*	11,318
		19,549
	IT Services - 4.1%

5,558	Accenture plc, Class A	321,975
441	Alliance Data Systems Corp.*	45,163
4,273	Automatic Data Processing, Inc.	218,308
1,070	Broadridge Financial Solutions, Inc.	24,150
910	Convergys Corp.*	11,757
923	CoreLogic, Inc.*	12,257
423	Euronet Worldwide, Inc.*	7,614
2,259	Fidelity National Information Services, Inc.	54,419
1,228	Fiserv, Inc.*	70,806
916	Genpact Ltd.*	14,262
691	Global Payments, Inc.	30,563
747	Jack Henry & Associates, Inc.	24,808
733	Lender Processing Services, Inc.	13,898
202	Mantech International Corp., Class A	6,828
636	NeuStar, Inc., Class A*	21,459
2,813	Paychex, Inc.	81,886
247	TeleTech Holdings, Inc.*	4,350
1,686	Total System Services, Inc.	33,787
334	Wright Express Corp.*	17,528
		1,015,818
	Life Sciences Tools & Services - 0.7%

2,995	Agilent Technologies, Inc.*	112,312
276	Mettler-Toledo International, Inc.*	44,105
987	PerkinElmer, Inc.	18,674
		175,091
	Machinery - 10.3%

595	Actuant Corp., Class A	13,637
837	AGCO Corp.*	38,293
159	Astec Industries, Inc.*	5,319
5,077	Caterpillar, Inc.	496,937
436	CLARCOR, Inc.	21,111
441	Crane Co.	21,164
1,512	Cummins, Inc.	145,651
3,654	Deere & Co.	289,579
619	Donaldson Co., Inc.	42,309
1,614	Dover Corp.	88,722
2,957	Eaton Corp.	132,799
228	ESCO Technologies, Inc.	6,179
484	Flowserve Corp.	49,741
454	Gardner Denver, Inc.	38,917
529	Graco, Inc.	22,742
696	Harsco Corp.	14,365
721	IDEX Corp.	26,288
3,664	Illinois Tool Works, Inc.	166,492
2,874	Ingersoll-Rand plc	95,187
802	ITT Corp.	16,176
909	Joy Global, Inc.	82,973
280	Kaydon Corp.	8,842
711	Kennametal, Inc.	27,096
732	Lincoln Electric Holdings, Inc.	28,899
1,140	Manitowoc Co., Inc. (The)	12,620
816	Meritor, Inc.*	4,855
328	Mueller Industries, Inc.	12,510
631	Navistar International Corp.*	23,492
539	Nordson Corp.	25,365
785	Oshkosh Corp.*	16,108
3,147	PACCAR, Inc.	127,674
1,003	Pall Corp.	54,653
1,397	Parker Hannifin Corp.	115,644
854	Pentair, Inc.	32,478
331	Robbins & Myers, Inc.	17,609
441	SPX Corp.	27,959
950	Terex Corp.*	14,658
682	Timken Co.	28,651
268	Toro Co. (The)	15,134
691	Trinity Industries, Inc.	19,749
197	Valmont Industries, Inc.	16,780
416	Westinghouse Air Brake Technologies Corp.	28,392
505	Woodward, Inc.	21,382
1,608	Xylem, Inc./NY	38,431
		2,533,562
	Marine - 0.2%

358	Alexander & Baldwin, Inc.	13,565
484	Kirby Corp.*	31,111
		44,676
	Metals & Mining - 0.0%‡

212	Schnitzer Steel Industries, Inc., Class A	9,835

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Multi-Utilities - 0.1%

1,507	MDU Resources Group, Inc.	$32,355

	Office Electronics - 0.1%

468	Zebra Technologies Corp., Class A*	17,719

	Oil, Gas & Consumable Fuels - 0.2%

234	Overseas Shipholding Group, Inc.	2,469
367	Teekay Corp.	10,136
614	World Fuel Services Corp.	26,322
		38,927
	Paper & Forest Products - 0.2%

1,144	Louisiana-Pacific Corp.*	9,129
1,482	MeadWestvaco Corp.	44,238
		53,367
	Professional Services - 0.7%

373	Acacia Research - Acacia Technologies*	12,988
300	Corporate Executive Board Co. (The)	11,757
361	FTI Consulting, Inc.*	15,483
710	Manpower, Inc.	26,008
396	Resources Connection, Inc.	4,237
1,257	Robert Half International, Inc.	33,298
473	Towers Watson & Co., Class A	30,821
375	TrueBlue, Inc.*	4,826
1,093	Verisk Analytics, Inc., Class A*	42,933
		182,351
	Road & Rail - 4.5%

220	Arkansas Best Corp.	4,206
479	Con-way, Inc.	13,455
9,505	CSX Corp.	206,354
348	Genesee & Wyoming, Inc., Class A*	21,252
481	Heartland Express, Inc.	6,614
874	J.B. Hunt Transport Services, Inc.	39,959
952	Kansas City Southern*	64,765
492	Knight Transportation, Inc.	7,360
415	Landstar System, Inc.	19,202
3,018	Norfolk Southern Corp.	227,980
474	Old Dominion Freight Line, Inc.*	18,396
444	Ryder System, Inc.	23,212
4,260	Union Pacific Corp.	440,527
448	Werner Enterprises, Inc.	10,501
		1,103,783
	Semiconductors & Semiconductor Equipment - 0.0%‡

356	Veeco Instruments, Inc.*	8,861

	Trading Companies & Distributors - 1.2%

2,558	Fastenal Co.	106,541
405	GATX Corp.	17,289
230	Kaman Corp.	7,137
413	MSC Industrial Direct Co., Inc., Class A	28,716
543	United Rentals, Inc.*	15,280
511	W.W. Grainger, Inc.	95,506
219	Watsco, Inc.	13,906
373	WESCO International, Inc.*	19,008
		303,383
	Total Common Stocks (Cost $16,097,598)	14,343,879

Principal Amount
	U.S. Government & Agency Security (a) - 0.1%
	Federal Home Loan Bank
$12,213	0.00%, due 12/01/11	12,213
	Total U.S. Government & Agency Security (Cost $12,213)	12,213

	Repurchase Agreements (a)(b) - 20.5%
5,058,352	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $5,058,365	5,058,352
	Total Repurchase Agreements (Cost $5,058,352)	5,058,352

	Total Investment Securities (Cost $21,168,163) — 78.8%	19,414,444
	Other assets less liabilities — 21.2%	5,219,062
	Net Assets — 100.0%	$24,633,506

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $8,998,373.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$303,510
Aggregate gross unrealized depreciation	(2,187,653)
Net unrealized depreciation	$(1,884,143)
Federal income tax cost of investments	$21,298,587

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Dow Jones U.S. IndustrialsSM Index	$642,494	$67,442

Equity Index Swap Agreement with Deutsche Bank AG, based on the Dow Jones U.S. IndustrialsSM Index	6,277,912	(202,317)

Equity Index Swap Agreement with Merrill Lynch International, based on the Dow Jones U.S. IndustrialsSM Index	27,123,261	2,841,722

Equity Index Swap Agreement with UBS AG, based on the Dow Jones U.S. IndustrialsSM Index	926,176	341,387

		$3,048,234

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Credit Suisse 130/30

Shares		Value
	Common Stocks (a) - 96.8%
	Consumer Discretionary - 11.5%

5,909	Abercrombie & Fitch Co., Class A	$283,100
1,165	Amazon.com, Inc.*	224,018
9,171	AutoNation, Inc.*	331,165
6,580	Bed Bath & Beyond, Inc.*	398,156
14,934	Cablevision Systems Corp., Class A	224,010
11,639	Carnival Corp.	386,415
15,925	CBS Corp., Class B	414,687
1,116	Chipotle Mexican Grill, Inc.*	358,861
28,911	Comcast Corp., Class A	655,412
6,991	Darden Restaurants, Inc.	333,541
8,864	Discovery Communications, Inc., Class A*	372,111
12,758	GameStop Corp., Class A*	294,965
6,122	Genuine Parts Co.	358,137
23,510	Goodyear Tire & Rubber Co. (The)*	328,905
6,571	Harman International Industries, Inc.	271,382
2,306	Home Depot, Inc. (The)	90,441
7,023	J.C. Penney Co., Inc.	225,017
7,169	Kohl’s Corp.	385,692
20,947	Lowe’s Cos., Inc.	502,937
8,440	Macy’s, Inc.	272,865
3,751	McDonald’s Corp.	358,296
2,955	Netflix, Inc.*	190,686
32,291	News Corp., Class A	563,155
4,747	O’Reilly Automotive, Inc.*	366,658
871	priceline.com, Inc.*	423,210
15,140	Staples, Inc.	218,167
10,096	Target Corp.	532,059
7,045	Time Warner Cable, Inc.	426,082
15,386	Time Warner, Inc.	535,741
3,808	Viacom, Inc., Class B	170,446
6,314	Walt Disney Co. (The)	226,357
838	Washington Post Co. (The), Class B	300,767
3,036	Wynn Resorts Ltd.	366,020
		11,389,461
	Consumer Staples - 11.0%

12,760	Altria Group, Inc.	366,084
14,608	Archer-Daniels-Midland Co.	439,993
2,485	Avon Products, Inc.	42,245
3,759	Campbell Soup Co.	122,543
19,046	Coca-Cola Co. (The)	1,280,463
12,235	Coca-Cola Enterprises, Inc.	319,578
141	Colgate-Palmolive Co.	12,901
13,974	ConAgra Foods, Inc.	352,983
16,099	Constellation Brands, Inc., Class A*	313,448
6,433	Costco Wholesale Corp.	548,735
1,178	CVS Caremark Corp.	45,754
8,546	Dr. Pepper Snapple Group, Inc.	312,185
10,882	Hormel Foods Corp.	327,657
1,097	Kimberly-Clark Corp.	78,403
3,416	Kraft Foods, Inc., Class A	123,488
16,764	Kroger Co. (The)	388,590
3,647	Lorillard, Inc.	407,078
6,914	McCormick & Co., Inc. (Non-Voting)	336,712
5,383	PepsiCo, Inc.	344,512
15,379	Philip Morris International, Inc.	1,172,495
14,088	Procter & Gamble Co. (The)	909,662
15,697	Safeway, Inc.	313,940
38,060	SUPERVALU, Inc.	279,741
17,268	Tyson Foods, Inc., Class A	347,778
14,963	Walgreen Co.	504,552
14,405	Wal-Mart Stores, Inc.	848,454
5,437	Whole Foods Market, Inc.	370,260
		10,910,234
	Energy - 12.6%

5,354	Apache Corp.	532,402
7,919	Baker Hughes, Inc.	432,457
5,101	Chesapeake Energy Corp.	129,259
15,853	Chevron Corp.	1,630,005
12,911	ConocoPhillips	920,813
5,982	CONSOL Energy, Inc.	249,091
5,667	EQT Corp.	351,411
35,094	Exxon Mobil Corp.	2,822,961
13,834	Halliburton Co.	509,091
6,214	Helmerich & Payne, Inc.	353,949
15,358	Marathon Oil Corp.	429,410
10,186	Marathon Petroleum Corp.	340,111
6,686	Murphy Oil Corp.	373,881
16,856	Nabors Industries Ltd.*	302,397
3,502	National Oilwell Varco, Inc.	251,093
2,220	Occidental Petroleum Corp.	219,558
7,404	Peabody Energy Corp.	290,459
12,812	Schlumberger Ltd.	965,128
8,020	Southwestern Energy Co.*	305,161
8,893	Sunoco, Inc.	345,137
11,551	Tesoro Corp.*	275,953
15,245	Valero Energy Corp.	339,506
3,682	Williams Cos., Inc. (The)	118,855
		12,488,088
	Financials - 12.0%

9,878	Aflac, Inc.	429,100
14,561	Allstate Corp. (The)	390,089
986	American Express Co.	47,368
8,096	Aon Corp.	372,173
119,407	Bank of America Corp.	649,574
9,293	Capital One Financial Corp.	415,025
9,676	Citigroup, Inc.	265,897
1,585	CME Group, Inc.	395,109
8,038	Discover Financial Services	191,465
9,680	First Horizon National Corp.	74,536
48,524	Genworth Financial, Inc., Class A*	319,773
485	Goldman Sachs Group, Inc. (The)	46,492
20,255	Hartford Financial Services Group, Inc.	359,729
10,476	HCP, Inc. (REIT)	404,897
7,183	Health Care REIT, Inc. (REIT)	360,371
27,029	Host Hotels & Resorts, Inc. (REIT)	382,460
21,387	Hudson City Bancorp, Inc.	119,553
501	IntercontinentalExchange, Inc.*	60,982
26,718	Janus Capital Group, Inc.	176,339
17,129	JPMorgan Chase & Co.	530,485
2,021	KeyCorp	14,733
13,875	Leucadia National Corp.	324,953
16,374	Lincoln National Corp.	330,427
4,413	M&T Bank Corp.	322,061
3,621	MetLife, Inc.	113,989
9,984	Moody’s Corp.	346,545
12,301	NASDAQ OMX Group, Inc. (The)*	322,901
12,630	NYSE Euronext	360,713
110	People’s United Financial, Inc.	1,370
8,936	Plum Creek Timber Co., Inc. (REIT)	329,202
8,674	Prudential Financial, Inc.	439,251
3,299	Public Storage (REIT)	435,138
79,163	Regions Financial Corp.	325,360
4,287	Simon Property Group, Inc. (REIT)	533,046
24,813	SLM Corp.	319,592
19,188	SunTrust Banks, Inc.	347,878
852	U.S. Bancorp	22,084
30,867	Wells Fargo & Co.	798,221
15,560	Zions Bancorp.	250,360
		11,929,241

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Health Care - 10.9%

6,306	Abbott Laboratories	$343,993
10,251	Agilent Technologies, Inc.*	384,412
9,380	AmerisourceBergen Corp.	348,467
1,123	Amgen, Inc.	65,033
6,975	Baxter International, Inc.	360,329
4,677	Becton, Dickinson and Co.	345,069
60,086	Boston Scientific Corp.*	354,507
2,722	Bristol-Myers Squibb Co.	89,064
3,209	C.R. Bard, Inc.	279,793
9,085	Cardinal Health, Inc.	385,749
7,526	Celgene Corp.*	474,740
5,535	Cerner Corp.*	337,524
10,155	Coventry Health Care, Inc.*	324,351
9,458	Covidien plc	430,812
14,633	Eli Lilly & Co.	553,859
12,401	Gilead Sciences, Inc.*	494,180
4,486	Humana, Inc.	397,818
13,106	Johnson & Johnson	848,220
5,179	McKesson Corp.	421,104
7,600	Medco Health Solutions, Inc.*	430,692
9,825	Medtronic, Inc.	357,925
10,929	Merck & Co., Inc.	390,712
37,490	Pfizer, Inc.	752,424
9,782	St. Jude Medical, Inc.	376,020
34,474	Tenet Healthcare Corp.*	160,304
13,267	UnitedHealth Group, Inc.	647,032
6,594	WellPoint, Inc.	465,207
		10,819,340
	Industrials - 9.4%

1,326	3M Co.	107,460
472	Boeing Co. (The)	32,422
5,440	C.H. Robinson Worldwide, Inc.	372,694
7,158	Caterpillar, Inc.	700,625
19,296	CSX Corp.	418,916
4,370	Cummins, Inc.	420,962
6,324	Dover Corp.	347,630
7,106	Eaton Corp.	319,130
5,353	FedEx Corp.	444,727
6,612	Fluor Corp.	362,470
1,826	General Dynamics Corp.	120,625
59,122	General Electric Co.	940,631
4,992	L-3 Communications Holdings, Inc.	330,970
5,567	Lockheed Martin Corp.	435,061
6,238	Norfolk Southern Corp.	471,218
6,851	Northrop Grumman Corp.	390,987
8,782	PACCAR, Inc.	356,286
4,610	Parker Hannifin Corp.	381,616
16,900	Pitney Bowes, Inc.	314,847
13,013	Republic Services, Inc.	357,207
6,220	Ryder System, Inc.	325,182
17,866	Textron, Inc.	347,136
192	Tyco International Ltd.	9,208
777	Union Pacific Corp.	80,350
10,569	United Parcel Service, Inc., Class B	758,326
2,115	United Technologies Corp.	162,009
		9,308,695
	Information Technology - 17.6%

9,431	Accenture plc, Class A	546,338
3,688	Adobe Systems, Inc.*	101,125
6,990	Apple, Inc.*	2,671,578
28,588	Applied Materials, Inc.	308,179
1,478	Autodesk, Inc.*	50,355
9,264	BMC Software, Inc.*	330,354
15,068	CA, Inc.	319,442
18,579	Cisco Systems, Inc.	346,313
6,445	Cognizant Technology Solutions Corp., Class A*	434,071
12,975	Computer Sciences Corp.	316,979
30,010	Dell, Inc.*	472,958
1,419	EMC Corp.*	32,651
2,087	Google, Inc., Class A*	1,250,927
8,710	Harris Corp.	310,076
2,590	Hewlett-Packard Co.	72,390
45,741	Intel Corp.	1,139,408
6,480	International Business Machines Corp.	1,218,240
15,751	Jabil Circuit, Inc.	319,273
7,471	KLA-Tencor Corp.	344,413
1,877	LSI Corp.*	10,549
1,509	Mastercard, Inc., Class A	565,196
65,533	MEMC Electronic Materials, Inc.*	273,273
59,353	Microsoft Corp.	1,518,250
13,016	Molex, Inc.	324,619
1,434	Motorola Mobility Holdings, Inc.*	55,926
8,543	Motorola Solutions, Inc.	398,702
32,616	Oracle Corp.	1,022,512
5,764	QUALCOMM, Inc.	315,867
22,016	SAIC, Inc.*	265,293
22,593	Symantec Corp.*	369,395
6,005	Visa, Inc., Class A	582,305
21,733	Western Union Co. (The)	379,023
43,476	Xerox Corp.	354,329
26,293	Yahoo!, Inc.*	413,063
		17,433,372
	Materials - 4.0%

4,694	Air Products & Chemicals, Inc.	393,123
27,870	Alcoa, Inc.	279,257
6,907	Allegheny Technologies, Inc.	346,870
11,099	Bemis Co., Inc.	327,310
2,221	CF Industries Holdings, Inc.	310,496
4,313	Cliffs Natural Resources, Inc.	292,465
8,304	Eastman Chemical Co.	329,004
4,897	Freeport-McMoRan Copper & Gold, Inc.	193,921
1,083	Monsanto Co.	79,546
7,049	Mosaic Co. (The)	371,905
9,766	Nucor Corp.	385,073
4,467	PPG Industries, Inc.	391,979
4,556	Sealed Air Corp.	80,277
8,055	United States Steel Corp.	219,901
		4,001,127
	Telecommunication Services - 2.8%

48,409	AT&T, Inc.	1,402,893
11,728	CenturyLink, Inc.	440,034
54,523	Frontier Communications Corp.	311,871
27,558	MetroPCS Communications, Inc.*	230,936
10,986	Verizon Communications, Inc.	414,502
		2,800,236
	Utilities - 5.0%

20,784	AES Corp. (The)*	251,071
10,781	American Electric Power Co., Inc.	427,790
17,950	CenterPoint Energy, Inc.	357,205
15,756	CMS Energy Corp.	329,616
6,893	Consolidated Edison, Inc.	409,582
816	DTE Energy Co.	42,962
9,411	Edison International	369,946
5,424	Entergy Corp.	381,633
6,265	Integrys Energy Group, Inc.	322,585
15,193	NiSource, Inc.	348,072
9,759	Northeast Utilities	337,759
15,148	NRG Energy, Inc.*	298,113
16,598	Pepco Holdings, Inc.	328,308

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,367	Pinnacle West Capital Corp.	$159,629
7,167	PPL Corp.	215,153
12,070	Public Service Enterprise Group, Inc.	397,586
		4,977,010
	Total Common Stocks (Cost $96,807,033)	96,056,804

Principal Amount
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$6,479	0.00%, due 12/01/11	6,479
	Total U.S. Government & Agency Security (Cost $6,479)	6,479

	Repurchase Agreements (a)(b) - 2.3%
2,288,080	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,288,085	2,288,080
	Total Repurchase Agreements (Cost $2,288,080)	2,288,080

	Total Investment Securities (Cost $99,101,592) — 99.1%	98,351,363
	Other assets less liabilities — 0.9%	874,364
	Net Assets — 100.0%	$99,225,727

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $15,147,323.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                               Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,821,112
Aggregate gross unrealized depreciation	(7,178,739)
Net unrealized depreciation	$(1,357,627)
Federal income tax cost of investments	$99,708,990

Swap Agreements

Credit Suisse 130/30 had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	$(15,669,882)	$1,338,086

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the Credit Suisse 130/30 Large Cap Index	16,351,370	572,782

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	(14,551,709)	(1,854,748)

Equity Index Swap Agreement with Societe Generale, based on positions within the Credit Suisse 130/30 Large Cap Index	17,020,483	(256,842)

		$(200,722)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

Hedge Replication ETF

Shares		Value
	Common Stocks (a) - 23.9%
	Consumer Discretionary - 2.9%

13	Abercrombie & Fitch Co., Class A	$623
56	Amazon.com, Inc.*	10,768
18	Apollo Group, Inc., Class A*	873
8	AutoNation, Inc.*	289
4	AutoZone, Inc.*	1,313
38	Bed Bath & Beyond, Inc.*	2,299
46	Best Buy Co., Inc.	1,246
10	Big Lots, Inc.*	401
35	Cablevision Systems Corp., Class A	525
35	CarMax, Inc.*	1,007
71	Carnival Corp.	2,357
425	Carnival plc (ADR)	14,616
103	CBS Corp., Class B	2,682
5	Chipotle Mexican Grill, Inc.*	1,608
44	Coach, Inc.	2,754
422	Comcast Corp., Class A	9,567
43	D.R. Horton, Inc.	512
21	Darden Restaurants, Inc.	1,002
9	DeVry, Inc.	311
113	DIRECTV, Class A*	5,336
42	Discovery Communications, Inc., Class A*	1,763
30	Expedia, Inc.	834
18	Family Dollar Stores, Inc.	1,070
583	Ford Motor Co.*	6,180
21	GameStop Corp., Class A*	485
37	Gannett Co., Inc.	402
53	Gap, Inc. (The)	991
24	Genuine Parts Co.	1,404
37	Goodyear Tire & Rubber Co. (The)*	518
47	H&R Block, Inc.	739
36	Harley-Davidson, Inc.	1,324
11	Harman International Industries, Inc.	454
19	Hasbro, Inc.	680
240	Home Depot, Inc. (The)	9,413
778	Honda Motor Co., Ltd. (ADR)	24,624
1,212	Intercontinental Hotels Group plc (ADR)	21,052
46	International Game Technology	785
73	Interpublic Group of Cos., Inc. (The)	685
22	J.C. Penney Co., Inc.	705
104	Johnson Controls, Inc.	3,274
43	Kohl’s Corp.	2,313
22	Leggett & Platt, Inc.	492
25	Lennar Corp., Class A	460
38	Limited Brands, Inc.	1,608
193	Lowe’s Cos., Inc.	4,634
796	Luxottica Group S.p.A. (ADR)	22,742
66	Macy’s, Inc.	2,134
41	Marriott International, Inc., Class A	1,255
—#	Marriott Vacations Worldwide Corp.*	2
53	Mattel, Inc.	1,527
158	McDonald’s Corp.	15,092
46	McGraw-Hill Cos., Inc. (The)	1,964
8	Netflix, Inc.*	516
45	Newell Rubbermaid, Inc.	688
351	News Corp., Class A	6,121
58	NIKE, Inc., Class B	5,578
25	Nordstrom, Inc.	1,132
43	Omnicom Group, Inc.	1,856
21	O’Reilly Automotive, Inc.*	1,622
3,938	Panasonic Corp. (ADR)	37,608
1,196	Pearson plc (ADR)	21,731
8	priceline.com, Inc.*	3,887
52	PulteGroup, Inc.*	318
10	Ralph Lauren Corp.	1,419
1,287	Reed Elsevier N.V. (ADR)	30,360
697	Reed Elsevier plc (ADR)	23,210
18	Ross Stores, Inc.	1,604
15	Scripps Networks Interactive, Inc., Class A	597
6	Sears Holdings Corp.*	362
994	Sony Corp. (ADR)	17,942
109	Staples, Inc.	1,571
114	Starbucks Corp.	4,957
29	Starwood Hotels & Resorts Worldwide, Inc.	1,383
104	Target Corp.	5,481
20	Tiffany & Co.	1,341
50	Time Warner Cable, Inc.	3,024
160	Time Warner, Inc.	5,571
58	TJX Cos., Inc.	3,579
473	Toyota Motor Corp. (ADR)	31,175
18	Urban Outfitters, Inc.*	486
13	VF Corp.	1,803
88	Viacom, Inc., Class B	3,939
285	Walt Disney Co. (The)	10,217
1	Washington Post Co. (The), Class B	359
12	Whirlpool Corp.	589
394	WPP plc (ADR)	20,673
25	Wyndham Worldwide Corp.	886
12	Wynn Resorts Ltd.	1,447
71	Yum! Brands, Inc.	3,979
		450,705
	Consumer Staples - 2.3%

318	Altria Group, Inc.	9,123
546	Anheuser-Busch InBev NV (ADR)	32,760
104	Archer-Daniels-Midland Co.	3,132
66	Avon Products, Inc.	1,122
24	Beam, Inc.	1,260
369	British American Tobacco plc (ADR)	34,372
15	Brown-Forman Corp., Class B	1,197
28	Campbell Soup Co.	913
20	Clorox Co. (The)	1,299
392	Coca Cola Hellenic Bottling Co. S.A. (ADR)*	5,860
352	Coca-Cola Co. (The)	23,665
49	Coca-Cola Enterprises, Inc.	1,280
75	Colgate-Palmolive Co.	6,863
64	ConAgra Foods, Inc.	1,617
27	Constellation Brands, Inc., Class A*	526
67	Costco Wholesale Corp.	5,715
206	CVS Caremark Corp.	8,001
28	Dean Foods Co.*	285
467	Delhaize Group S.A. (ADR)	27,576
371	Diageo plc (ADR)	31,761
33	Dr. Pepper Snapple Group, Inc.	1,206
17	Estee Lauder Cos., Inc. (The), Class A	2,006
99	General Mills, Inc.	3,955
49	H. J. Heinz Co.	2,580
24	Hershey Co. (The)	1,384
21	Hormel Foods Corp.	632
17	J.M. Smucker Co. (The)	1,292
38	Kellogg Co.	1,868
60	Kimberly-Clark Corp.	4,288
271	Kraft Foods, Inc., Class A	9,797
93	Kroger Co. (The)	2,156
21	Lorillard, Inc.	2,344
20	McCormick & Co., Inc. (Non-Voting)	974
31	Mead Johnson Nutrition Co.	2,336
25	Molson Coors Brewing Co., Class B	1,015
243	PepsiCo, Inc.	15,552

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
269	Philip Morris International, Inc.	$20,509
422	Procter & Gamble Co. (The)	27,249
52	Reynolds American, Inc.	2,177
54	Safeway, Inc.	1,080
90	Sara Lee Corp.	1,706
33	SUPERVALU, Inc.	243
91	Sysco Corp.	2,597
45	Tyson Foods, Inc., Class A	906
859	Unilever plc (ADR)	28,888
139	Walgreen Co.	4,687
270	Wal-Mart Stores, Inc.	15,903
24	Whole Foods Market, Inc.	1,634
		359,291
	Energy - 2.8%

35	Alpha Natural Resources, Inc.*	840
76	Anadarko Petroleum Corp.	6,177
59	Apache Corp.	5,867
67	Baker Hughes, Inc.	3,659
580	BP plc (ADR)	25,259
16	Cabot Oil & Gas Corp.	1,417
38	Cameron International Corp.*	2,052
101	Chesapeake Energy Corp.	2,559
307	Chevron Corp.	31,566
490	Cie Generale de Geophysique-Veritas (ADR)*	11,324
211	ConocoPhillips	15,048
35	CONSOL Energy, Inc.	1,457
62	Denbury Resources, Inc.*	1,048
64	Devon Energy Corp.	4,189
11	Diamond Offshore Drilling, Inc.	662
118	El Paso Corp.	2,951
368	ENI S.p.A. (ADR)	15,622
41	EOG Resources, Inc.	4,253
23	EQT Corp.	1,426
746	Exxon Mobil Corp.	60,008
37	FMC Technologies, Inc.*	1,937
141	Halliburton Co.	5,189
16	Helmerich & Payne, Inc.	911
46	Hess Corp.	2,770
110	Marathon Oil Corp.	3,076
55	Marathon Petroleum Corp.	1,836
30	Murphy Oil Corp.	1,678
44	Nabors Industries Ltd.*	789
65	National Oilwell Varco, Inc.	4,660
20	Newfield Exploration Co.*	916
39	Noble Corp.*	1,347
27	Noble Energy, Inc.	2,657
125	Occidental Petroleum Corp.	12,362
42	Peabody Energy Corp.	1,648
18	Pioneer Natural Resources Co.	1,702
27	QEP Resources, Inc.	882
25	Range Resources Corp.	1,793
508	Repsol YPF S.A. (ADR)	15,377
20	Rowan Cos., Inc.*	678
504	Royal Dutch Shell plc, Class A (ADR)	35,280
483	Royal Dutch Shell plc, Class B (ADR)	34,868
207	Schlumberger Ltd.	15,593
53	Southwestern Energy Co.*	2,017
100	Spectra Energy Corp.	2,942
1,245	Statoil ASA (ADR)	32,270
17	Sunoco, Inc.	660
461	Tenaris SA (ADR)	17,186
22	Tesoro Corp.*	526
612	Total S.A. (ADR)	31,665
88	Valero Energy Corp.	1,960
90	Williams Cos., Inc. (The)	2,905
		437,464
	Financials - 3.2%

52	ACE Ltd.	3,616
72	Aflac, Inc.	3,128
79	Allstate Corp. (The)	2,116
159	American Express Co.	7,638
67	American International Group, Inc.*	1,562
36	Ameriprise Financial, Inc.	1,653
50	Aon Corp.	2,298
19	Apartment Investment & Management Co., Class A (REIT)	414
14	Assurant, Inc.	549
14	AvalonBay Communities, Inc. (REIT)	1,748
1,567	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	13,210
1,984	Banco Santander S.A. (ADR)	14,840
1,555	Bank of America Corp.	8,459
189	Bank of New York Mellon Corp. (The)	3,678
633	Barclays plc (ADR)	7,374
107	BB&T Corp.	2,479
270	Berkshire Hathaway, Inc., Class B*	21,265
15	BlackRock, Inc.	2,581
23	Boston Properties, Inc. (REIT)	2,194
70	Capital One Financial Corp.	3,126
50	CBRE Group, Inc.*	840
165	Charles Schwab Corp. (The)	1,973
44	Chubb Corp. (The)	2,967
25	Cincinnati Financial Corp.	741
448	Citigroup, Inc.	12,311
10	CME Group, Inc.	2,493
31	Comerica, Inc.	782
1,061	Credit Suisse Group AG (ADR)	25,687
84	Discover Financial Services	2,001
39	E*Trade Financial Corp.*	358
45	Equity Residential (REIT)	2,484
14	Federated Investors, Inc., Class B	222
141	Fifth Third Bancorp	1,705
40	First Horizon National Corp.	308
22	Franklin Resources, Inc.	2,218
75	Genworth Financial, Inc., Class A*	494
78	Goldman Sachs Group, Inc. (The)	7,477
140	Governor & Co. of the Bank of Ireland (The) (ADR)*	694
68	Hartford Financial Services Group, Inc.	1,208
62	HCP, Inc. (REIT)	2,396
27	Health Care REIT, Inc. (REIT)	1,355
108	Host Hotels & Resorts, Inc. (REIT)	1,528
874	HSBC Holdings plc (ADR)	34,217
81	Hudson City Bancorp, Inc.	453
132	Huntington Bancshares, Inc./OH	693
2,280	ING Groep N.V. (ADR)*	17,830
11	IntercontinentalExchange, Inc.*	1,339
69	Invesco Ltd.	1,397
598	JPMorgan Chase & Co.	18,520
146	KeyCorp	1,064
62	Kimco Realty Corp. (REIT)	978
20	Legg Mason, Inc.	531
30	Leucadia National Corp.	703
47	Lincoln National Corp.	948
1,913	Lloyds Banking Group plc (ADR)*	2,965
48	Loews Corp.	1,845
19	M&T Bank Corp.	1,387
83	Marsh & McLennan Cos., Inc.	2,506
162	MetLife, Inc.	5,100

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,866	Mitsubishi UFJ Financial Group, Inc. (ADR)	$21,118
8,165	Mizuho Financial Group, Inc. (ADR)	21,229
31	Moody’s Corp.	1,076
228	Morgan Stanley	3,372
20	NASDAQ OMX Group, Inc. (The)*	525
943	National Bank of Greece SA (ADR)*	2,490
7,185	Nomura Holdings, Inc. (ADR)	23,711
37	Northern Trust Corp.	1,392
40	NYSE Euronext	1,142
58	People’s United Financial, Inc.	722
25	Plum Creek Timber Co., Inc. (REIT)	921
81	PNC Financial Services Group, Inc.	4,391
48	Principal Financial Group, Inc.	1,158
98	Progressive Corp. (The)	1,848
70	ProLogis, Inc. (REIT)	1,947
75	Prudential Financial, Inc.	3,798
835	Prudential plc (ADR)	16,541
22	Public Storage (REIT)	2,902
193	Regions Financial Corp.	793
643	Royal Bank of Scotland Group plc (ADR)*	4,315
45	Simon Property Group, Inc. (REIT)	5,595
79	SLM Corp.	1,018
77	State Street Corp.	3,053
4,469	Sumitomo Mitsui Financial Group, Inc. (ADR)	24,937
82	SunTrust Banks, Inc.	1,487
39	T. Rowe Price Group, Inc.	2,214
16	Torchmark Corp.	681
64	Travelers Cos., Inc. (The)	3,600
295	U.S. Bancorp	7,646
47	Unum Group	1,058
44	Ventas, Inc. (REIT)	2,321
28	Vornado Realty Trust (REIT)	2,085
810	Wells Fargo & Co.	20,947
334	Westpac Banking Corp. (ADR)	36,316
83	Weyerhaeuser Co. (REIT)	1,394
50	XL Group plc	1,031
28	Zions Bancorp.	450
		499,870
	Health Care - 3.2%

239	Abbott Laboratories	13,037
57	Aetna, Inc.	2,384
53	Agilent Technologies, Inc.*	1,987
47	Allergan, Inc.	3,935
41	AmerisourceBergen Corp.	1,523
134	Amgen, Inc.	7,760
746	AstraZeneca plc (ADR)	34,301
87	Baxter International, Inc.	4,494
33	Becton, Dickinson and Co.	2,435
37	Biogen Idec, Inc.*	4,253
1	Biolase Technology, Inc.*	3
235	Boston Scientific Corp.*	1,386
262	Bristol-Myers Squibb Co.	8,573
13	C.R. Bard, Inc.	1,133
53	Cardinal Health, Inc.	2,250
34	CareFusion Corp.*	843
70	Celgene Corp.*	4,416
22	Cerner Corp.*	1,342
41	Cigna Corp.	1,813
23	Coventry Health Care, Inc.*	735
76	Covidien plc	3,462
14	DaVita, Inc.*	1,067
22	DENTSPLY International, Inc.	794
18	Edwards Lifesciences Corp.*	1,189
711	Elan Corp. plc (ADR)*	7,693
156	Eli Lilly & Co.	5,905
75	Express Scripts, Inc.*	3,424
42	Forest Laboratories, Inc.*	1,258
452	Fresenius Medical Care AG & Co. KGaA (ADR)	31,043
118	Gilead Sciences, Inc.*	4,702
793	GlaxoSmithKline plc (ADR)	35,273
25	Hospira, Inc.*	705
26	Humana, Inc.	2,306
6	Intuitive Surgical, Inc.*	2,605
420	Johnson & Johnson	27,182
16	Laboratory Corp. of America Holdings*	1,372
28	Life Technologies Corp.*	1,084
38	McKesson Corp.	3,090
59	Medco Health Solutions, Inc.*	3,344
162	Medtronic, Inc.	5,902
473	Merck & Co., Inc.	16,910
65	Mylan, Inc.*	1,269
974	Novartis AG (ADR)	52,713
301	Novo Nordisk A/S (ADR)	34,179
14	Patterson Cos., Inc.	422
17	PerkinElmer, Inc.	322
1,197	Pfizer, Inc.	24,024
24	Quest Diagnostics, Inc.	1,408
911	Sanofi (ADR)	31,894
262	Shire plc (ADR)	26,546
594	Smith & Nephew plc (ADR)	27,175
51	St. Jude Medical, Inc.	1,960
51	Stryker Corp.	2,490
73	Tenet Healthcare Corp.*	339
295	Teva Pharmaceutical Industries Ltd. (ADR)	11,685
59	Thermo Fisher Scientific, Inc.*	2,788
165	UnitedHealth Group, Inc.	8,047
18	Varian Medical Systems, Inc.*	1,120
14	Waters Corp.*	1,120
19	Watson Pharmaceuticals, Inc.*	1,228
55	WellPoint, Inc.	3,880
29	Zimmer Holdings, Inc.*	1,466
		494,988
	Industrials - 2.5%

109	3M Co.	8,833
1,849	ABB Ltd. (ADR)*	35,076
16	Avery Dennison Corp.	419
114	Boeing Co. (The)	7,831
25	C.H. Robinson Worldwide, Inc.	1,713
99	Caterpillar, Inc.	9,690
17	Cintas Corp.	517
25	Cooper Industries plc	1,388
168	CSX Corp.	3,647
30	Cummins, Inc.	2,890
87	Danaher Corp.	4,209
63	Deere & Co.	4,993
29	Dover Corp.	1,594
8	Dun & Bradstreet Corp. (The)	559
52	Eaton Corp.	2,335
114	Emerson Electric Co.	5,956
19	Equifax, Inc.	706
33	Expeditors International of Washington, Inc.	1,436
45	Fastenal Co.	1,874
49	FedEx Corp.	4,071
9	Flowserve Corp.	925
27	Fluor Corp.	1,480
55	General Dynamics Corp.	3,633
1,626	General Electric Co.	25,870
19	Goodrich Corp.	2,318
120	Honeywell International, Inc.	6,498

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
75	Illinois Tool Works, Inc.	$3,408
51	Ingersoll-Rand plc	1,689
31	Iron Mountain, Inc.	941
20	Jacobs Engineering Group, Inc.*	831
16	Joy Global, Inc.	1,460
1,007	Koninklijke Philips Electronics N.V. (NY Shares)	20,472
664	Kubota Corp. (ADR)	29,880
16	L-3 Communications Holdings, Inc.	1,061
42	Lockheed Martin Corp.	3,282
55	Masco Corp.	527
81	Mitsui & Co., Ltd. (ADR)	25,228
1,076	Nidec Corp. (ADR)	24,393
53	Norfolk Southern Corp.	4,004
43	Northrop Grumman Corp.	2,454
56	PACCAR, Inc.	2,272
18	Pall Corp.	981
24	Parker Hannifin Corp.	1,987
31	Pitney Bowes, Inc.	578
22	Precision Castparts Corp.	3,624
33	Quanta Services, Inc.*	679
29	R.R. Donnelley & Sons Co.	436
54	Raytheon Co.	2,461
49	Republic Services, Inc.	1,345
22	Robert Half International, Inc.	583
22	Rockwell Automation, Inc.	1,651
24	Rockwell Collins, Inc.	1,318
15	Roper Industries, Inc.	1,278
744	Ryanair Holdings plc (ADR)*	22,387
8	Ryder System, Inc.	418
495	Siemens AG (ADR)	50,198
9	Snap-on, Inc.	462
123	Southwest Airlines Co.	1,031
26	Stanley Black & Decker, Inc.	1,701
13	Stericycle, Inc.*	1,053
43	Textron, Inc.	835
71	Tyco International Ltd.	3,405
75	Union Pacific Corp.	7,756
150	United Parcel Service, Inc., Class B	10,763
139	United Technologies Corp.	10,647
9	W.W. Grainger, Inc.	1,682
72	Waste Management, Inc.	2,254
28	Xylem, Inc./NY	669
		394,545
	Information Technology - 3.0%

99	Accenture plc, Class A	5,735
76	Adobe Systems, Inc.*	2,084
89	Advanced Micro Devices, Inc.*	506
1,023	Advantest Corp. (ADR)	11,376
28	Akamai Technologies, Inc.*	809
2,042	Alcatel-Lucent (ADR)*	3,308
50	Altera Corp.	1,883
26	Amphenol Corp., Class A	1,179
46	Analog Devices, Inc.	1,604
142	Apple, Inc.*	54,272
202	Applied Materials, Inc.	2,178
321	ARM Holdings plc (ADR)	9,075
35	Autodesk, Inc.*	1,192
75	Automatic Data Processing, Inc.	3,832
27	BMC Software, Inc.*	963
74	Broadcom Corp., Class A*	2,246
58	CA, Inc.	1,230
351	Canon, Inc. (ADR)	15,799
844	Cisco Systems, Inc.	15,732
29	Citrix Systems, Inc.*	2,070
47	Cognizant Technology Solutions Corp., Class A*	3,165
24	Computer Sciences Corp.	586
34	Compuware Corp.*	281
241	Corning, Inc.	3,198
238	Dell, Inc.*	3,751
176	eBay, Inc.*	5,208
51	Electronic Arts, Inc.*	1,183
317	EMC Corp.*	7,294
12	F5 Networks, Inc.*	1,356
38	Fidelity National Information Services, Inc.	915
9	First Solar, Inc.*	431
22	Fiserv, Inc.*	1,269
25	FLIR Systems, Inc.	672
39	Google, Inc., Class A*	23,376
18	Harris Corp.	641
318	Hewlett-Packard Co.	8,888
432	Hitachi Ltd. (ADR)	24,110
806	Intel Corp.	20,077
183	International Business Machines Corp.	34,404
47	Intuit, Inc.	2,502
28	Jabil Circuit, Inc.	568
35	JDS Uniphase Corp.*	384
82	Juniper Networks, Inc.*	1,862
26	KLA-Tencor Corp.	1,199
12	Lexmark International, Inc., Class A	402
35	Linear Technology Corp.	1,072
88	LSI Corp.*	495
16	Mastercard, Inc., Class A	5,993
35	MEMC Electronic Materials, Inc.*	146
29	Microchip Technology, Inc.	1,012
154	Micron Technology, Inc.*	922
1,144	Microsoft Corp.	29,264
21	Molex, Inc.	524
20	Monster Worldwide, Inc.*	146
40	Motorola Mobility Holdings, Inc.*	1,560
46	Motorola Solutions, Inc.	2,147
57	NetApp, Inc.*	2,099
531	NICE Systems Ltd. (ADR)*	17,831
1,097	Nokia Oyj (ADR)	6,352
11	Novellus Systems, Inc.*	381
93	NVIDIA Corp.*	1,454
606	Oracle Corp.	18,998
49	Paychex, Inc.	1,426
258	QUALCOMM, Inc.	14,138
30	Red Hat, Inc.*	1,502
42	SAIC, Inc.*	506
21	Salesforce.com, Inc.*	2,487
37	SanDisk Corp.*	1,824
494	SAP AG (ADR)	29,620
115	Symantec Corp.*	1,880
66	TE Connectivity Ltd.	2,093
1,243	Telefonaktiebolaget LM Ericsson (ADR)	13,213
56	Tellabs, Inc.	222
26	Teradata Corp.*	1,410
29	Teradyne, Inc.*	390
177	Texas Instruments, Inc.	5,328
25	Total System Services, Inc.	501
26	VeriSign, Inc.	873
78	Visa, Inc., Class A	7,564
36	Western Digital Corp.*	1,047
96	Western Union Co. (The)	1,674
215	Xerox Corp.	1,752
41	Xilinx, Inc.	1,341
194	Yahoo!, Inc.*	3,048
		469,030
	Materials - 1.7%

33	Air Products & Chemicals, Inc.	2,764

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
10	Airgas, Inc.	$769
17	AK Steel Holding Corp.	144
163	Alcoa, Inc.	1,633
16	Allegheny Technologies, Inc.	803
3,040	Alumina Ltd. (ADR)	17,936
25	Ball Corp.	878
16	Bemis Co., Inc.	472
817	BHP Billiton Ltd. (ADR)	61,414
11	CF Industries Holdings, Inc.	1,538
22	Cliffs Natural Resources, Inc.	1,492
860	CRH plc (ADR)	16,469
181	Dow Chemical Co. (The)	5,015
143	E.I. du Pont de Nemours & Co.	6,824
22	Eastman Chemical Co.	872
46	Ecolab, Inc.	2,623
11	FMC Corp.	923
145	Freeport-McMoRan Copper & Gold, Inc.	5,742
12	International Flavors & Fragrances, Inc.	651
67	International Paper Co.	1,903
597	James Hardie Industries SE (ADR)*	21,140
26	MeadWestvaco Corp.	776
82	Monsanto Co.	6,023
46	Mosaic Co. (The)	2,427
76	Newmont Mining Corp.	5,235
49	Nucor Corp.	1,932
25	Owens-Illinois, Inc.*	488
24	PPG Industries, Inc.	2,106
46	Praxair, Inc.	4,692
59	Randgold Resources Ltd. (ADR)	6,308
288	Rio Tinto plc (ADR)	15,284
25	Sealed Air Corp.	440
14	Sherwin-Williams Co. (The)	1,216
19	Sigma-Aldrich Corp.	1,231
1,510	Sims Metal Management Ltd. (ADR)	20,249
588	Syngenta AG (ADR)*	34,645
13	Titanium Metals Corp.	202
22	United States Steel Corp.	601
20	Vulcan Materials Co.	649
		256,509
	Telecommunication Services - 1.7%

61	American Tower Corp., Class A*	3,599
909	AT&T, Inc.	26,343
534	BT Group plc (ADR)	16,020
95	CenturyLink, Inc.	3,564
2,320	France Telecom S.A. (ADR)	40,067
153	Frontier Communications Corp.	875
45	MetroPCS Communications, Inc.*	377
1,857	Nippon Telegraph & Telephone Corp. (ADR)	45,868
2,192	NTT DoCoMo, Inc. (ADR)	38,930
779	Partner Communications Co., Ltd. (ADR)	7,447
2,030	Portugal Telecom, SGPS, S.A. (ADR)	12,606
459	Sprint Nextel Corp.*	1,239
909	Telecom Italia S.p.A. (ADR)	10,281
1,502	Telefonica S.A. (ADR)	28,163
434	Verizon Communications, Inc.	16,375
615	Vodafone Group plc (ADR)	16,697
89	Windstream Corp.	1,047
		269,498
	Utilities - 0.6%

101	AES Corp. (The)*	1,220
37	Ameren Corp.	1,251
74	American Electric Power Co., Inc.	2,936
65	CenterPoint Energy, Inc.	1,294
39	CMS Energy Corp.	816
45	Consolidated Edison, Inc.	2,674
31	Constellation Energy Group, Inc.	1,245
87	Dominion Resources, Inc.	4,491
26	DTE Energy Co.	1,369
204	Duke Energy Corp.	4,253
50	Edison International	1,966
27	Entergy Corp.	1,900
102	Exelon Corp.	4,520
64	FirstEnergy Corp.	2,846
12	Integrys Energy Group, Inc.	618
577	National Grid plc (ADR)	28,515
65	NextEra Energy, Inc.	3,604
7	Nicor, Inc.	393
43	NiSource, Inc.	985
27	Northeast Utilities	934
37	NRG Energy, Inc.*	728
16	ONEOK, Inc.	1,331
35	Pepco Holdings, Inc.	692
62	PG&E Corp.	2,408
17	Pinnacle West Capital Corp.	806
89	PPL Corp.	2,672
45	Progress Energy, Inc.	2,447
78	Public Service Enterprise Group, Inc.	2,569
18	SCANA Corp.	785
37	Sempra Energy	1,968
132	Southern Co. (The)	5,796
33	TECO Energy, Inc.	620
411	Veolia Environnement SA (ADR)	5,273
36	Wisconsin Energy Corp.	1,195
74	Xcel Energy, Inc.	1,945
		99,065
	Total Common Stocks (Cost $3,668,663)	3,730,965

No. of Warrants
	Warrants - 0.0%
6	Magnum Hunter Resources Corp., expiring 08/29/13 at $10.50*^	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Securities (a) - 56.8%
	Federal Home Loan Bank
$5,523	0.00%, due 12/01/11	5,523
	U.S. Treasury Bill
8,844,000	0.00%, due 02/02/12	8,844,106
	Total U.S. Government & Agency Securities (Cost $8,849,484)	8,849,629

	Repurchase Agreements (a)(b) - 14.3%
2,226,644	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $2,226,649	2,226,644
	Total Repurchase Agreements (Cost $2,226,644)	2,226,644

	Total Investment Securities (Cost $14,744,791) — 95.0%	14,807,238
	Other assets less liabilities — 5.0%	772,785
	Net Assets — 100.0%	$15,580,023

See accompanying notes to the financial statements.

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At November 30, 2011, the value of these securities amounted to $— or 0.00% of net assets.
#	Amount represents less than one share.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $520,019.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                               American Depositary Receipt

REIT                               Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,713
Aggregate gross unrealized depreciation	(106,562)
Net unrealized appreciation	$62,151
Federal income tax cost of investments	$14,745,087

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of November 30, 2011:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Euro Futures Contracts	17	12/19/11	$1,427,363	$27,100

Cash collateral in the amount of $36,445 was pledged to cover margin requirements for open futures contracts as of November 30, 2011.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI EAFE US Dollar Net Total Return Index	$132,592	$(107,190)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the MSCI Emerging Markets US Dollar Net Total Return Index	1,656,079	(78,799)

Equity Index Swap Agreement with Credit Suisse Securities (Europe) Limited, based on the Russell 2000 Total Return Index	438,897	21,336

		$(164,653)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments :: November 30, 2011 (Unaudited)

RAFI® Long/Short

Shares		Value
	Common Stocks (a) - 90.2%
	Consumer Discretionary - 9.7%

2,349	Best Buy Co., Inc.	$63,634
1,013	Carnival Corp.	33,632
2,772	CBS Corp., Class B	72,183
3,241	D.R. Horton, Inc.	38,600
2,073	Domino’s Pizza, Inc.*	68,285
17,229	Eastman Kodak Co.*	18,607
5,179	Ford Motor Co.*	54,897
2,175	GameStop Corp., Class A*	50,286
4,036	Gannett Co., Inc.	43,831
1,593	Gap, Inc. (The)	29,773
679	Genuine Parts Co.	39,722
5,272	Goodyear Tire & Rubber Co. (The)*	73,755
2,025	Home Depot, Inc. (The)	79,421
1,607	J.C. Penney Co., Inc.	51,488
743	Kohl’s Corp.	39,973
1,525	Leggett & Platt, Inc.	34,130
1,207	Liberty Global, Inc., Class A*	47,544
3,049	Liberty Interactive Corp., Class A*	49,577
2,407	Lowe’s Cos., Inc.	57,792
3,165	Macy’s, Inc.	102,324
2,770	MGM Resorts International*	28,503
723	Mohawk Industries, Inc.*	39,447
12,219	Office Depot, Inc.*	27,493
2,998	OfficeMax, Inc.*	13,941
4,784	PulteGroup, Inc.*	29,230
894	Sears Holdings Corp.*	53,935
1,290	Target Corp.	67,983
3,607	Time Warner, Inc.	125,596
700	Whirlpool Corp.	34,342
		1,469,924
	Consumer Staples - 10.3%

5,672	Altria Group, Inc.	162,730
2,560	Archer-Daniels-Midland Co.	77,107
1,072	Bunge Ltd.	67,000
2,078	Coca-Cola Enterprises, Inc.	54,277
2,139	ConAgra Foods, Inc.	54,031
755	Costco Wholesale Corp.	64,402
2,074	CVS Caremark Corp.	80,554
8,088	Dean Foods Co.*	82,174
2,082	Kraft Foods, Inc., Class A	75,264
4,298	Kroger Co. (The)	99,628
592	Lorillard, Inc.	66,079
1,119	Reynolds American, Inc.	46,841
54,009	Rite Aid Corp.*	65,891
3,944	Safeway, Inc.	78,880
2,063	Smithfield Foods, Inc.*	50,523
12,353	SUPERVALU, Inc.	90,795
2,386	Sysco Corp.	68,096
3,014	Tyson Foods, Inc., Class A	60,702
864	Walgreen Co.	29,134
2,497	Wal-Mart Stores, Inc.	147,073
6,462	Winn-Dixie Stores, Inc.*	35,735
		1,556,916
	Energy - 11.1%

2,654	Chevron Corp.	272,884
3,873	ConocoPhillips	276,222
652	Diamond Offshore Drilling, Inc.	39,218
2,278	Exterran Holdings, Inc.*	26,106
2,001	Exxon Mobil Corp.	160,960
2,126	Frontline Ltd.	6,591
3,000	Helix Energy Solutions Group, Inc.*	53,220
959	Hess Corp.	57,751
3,268	Marathon Oil Corp.	91,373
1,637	Marathon Petroleum Corp.	54,659
919	Murphy Oil Corp.	51,391
2,228	Nabors Industries Ltd.*	39,970
1,773	Spectra Energy Corp.	52,162
2,876	Sunoco, Inc.	111,618
4,098	Tesoro Corp.*	97,901
820	Transocean Ltd.	35,137
7,596	Valero Energy Corp.	169,163
1,483	Williams Cos., Inc. (The)	47,871
951	World Fuel Services Corp.	40,769
		1,684,966
	Financials - 15.4%

596	Allied World Assurance Co. Holdings AG	35,456
4,043	Allstate Corp. (The)	108,312
1,841	Apartment Investment & Management Co., Class A (REIT)	40,097
2,621	Associated Banc-Corp	27,258
1,419	Assurant, Inc.	55,682
26,669	Bank of America Corp.	145,079
2,761	BB&T Corp.	63,972
1,890	Capital One Financial Corp.	84,407
7,244	CapitalSource, Inc.	46,724
1,048	Chubb Corp. (The)	70,677
1,506	Cincinnati Financial Corp.	44,653
5,469	Citigroup, Inc.	150,288
8,967	CNO Financial Group, Inc.*	56,672
937	Comerica, Inc.	23,631
1,566	CommonWealth REIT (REIT)	26,215
6,693	Fidelity National Financial, Inc., Class A	106,218
3,547	Fifth Third Bancorp	42,883
3,529	First Horizon National Corp.	27,173
6,768	Genworth Financial, Inc., Class A*	44,601
4,824	Hartford Financial Services Group, Inc.	85,674
1,990	Hospitality Properties Trust (REIT)	43,840
2,720	Interactive Brokers Group, Inc., Class A	40,446
5,829	iStar Financial, Inc. (REIT)*	32,409
3,633	JPMorgan Chase & Co.	112,514
1,558	Kemper Corp.	42,923
7,929	KeyCorp	57,803
2,064	Lincoln National Corp.	41,652
1,116	Loews Corp.	42,888
3,585	Morgan Stanley	53,022
3,216	Old Republic International Corp.	26,436
2,046	PHH Corp.*	31,427
14,810	Popular, Inc.*	22,067
652	Potlatch Corp. (REIT)	20,968
1,644	Primerica, Inc.	37,746
664	Prudential Financial, Inc.	33,625
13,765	Regions Financial Corp.	56,574
3,321	SunTrust Banks, Inc.	60,210
22,437	Synovus Financial Corp.	33,431
2,499	Travelers Cos., Inc. (The)	140,569
1,749	Unum Group	39,370
2,553	XL Group plc	52,643
2,077	Zions Bancorp.	33,419
		2,341,654
	Health Care - 11.2%

1,794	Aetna, Inc.	75,025
2,820	AmerisourceBergen Corp.	104,763
9,450	Boston Scientific Corp.*	55,755
3,418	Bristol-Myers Squibb Co.	111,837

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
3,075	Cardinal Health, Inc.	$130,565
1,304	Community Health Systems, Inc.*	25,911
1,863	Coventry Health Care, Inc.*	59,504
2,191	Eli Lilly & Co.	82,929
2,003	Health Net, Inc.*	62,373
1,175	Humana, Inc.	104,199
1,528	Kindred Healthcare, Inc.*	18,947
1,574	McKesson Corp.	127,982
1,050	Medco Health Solutions, Inc.*	59,504
1,407	Merck & Co., Inc.	50,300
1,344	Omnicare, Inc.	43,828
10,067	Pfizer, Inc.	202,045
5,960	Tenet Healthcare Corp.*	27,714
784	Thermo Fisher Scientific, Inc.*	37,044
2,264	UnitedHealth Group, Inc.	110,415
928	WellCare Health Plans, Inc.*	54,242
2,148	WellPoint, Inc.	151,541
		1,696,423
	Industrials - 8.7%

13,067	AMR Corp.*	4,181
3,564	Avis Budget Group, Inc.*	42,055
5,894	Delta Air Lines, Inc.*	47,859
1,164	EMCOR Group, Inc.	29,833
423	FedEx Corp.	35,143
840	General Cable Corp.*	22,260
676	General Dynamics Corp.	44,657
11,913	General Electric Co.	189,536
3,789	Hertz Global Holdings, Inc.*	42,854
215	Huntington Ingalls Industries, Inc.*	6,826
706	L-3 Communications Holdings, Inc.	46,808
1,003	Lockheed Martin Corp.	78,384
747	Manpower, Inc.	27,363
3,630	Masco Corp.	34,775
687	Navistar International Corp.*	25,577
1,286	Northrop Grumman Corp.	73,392
763	Owens Corning*	21,898
1,877	Pitney Bowes, Inc.	34,969
3,136	R.R. Donnelley & Sons Co.	47,103
1,349	Raytheon Co.	61,474
1,028	Ryder System, Inc.	53,744
2,117	SkyWest, Inc.	25,679
1,250	Terex Corp.*	19,288
1,843	Textron, Inc.	35,809
1,397	Tyco International Ltd.	67,000
3,340	United Continental Holdings, Inc.*	60,020
1,018	United Stationers, Inc.	34,144
1,010	URS Corp.*	36,501
6,255	US Airways Group, Inc.*	29,524
1,302	Waste Management, Inc.	40,753
24,270	YRC Worldwide, Inc.*	781
		1,320,190
	Information Technology - 9.0%

2,693	AOL, Inc.*	38,618
2,155	Applied Materials, Inc.	23,231
1,341	Arrow Electronics, Inc.*	49,027
1,636	Avnet, Inc.*	48,736
1,453	Computer Sciences Corp.	35,497
5,860	Dell, Inc.*	92,354
1,182	Fidelity National Information Services, Inc.	28,474
2,867	Hewlett-Packard Co.	80,133
1,054	IAC/InterActiveCorp	44,141
4,891	Ingram Micro, Inc., Class A*	88,087
5,529	Intel Corp.	137,727
320	International Business Machines Corp.	60,160
1,795	Jabil Circuit, Inc.	36,385
886	Lexmark International, Inc., Class A	29,646
5,005	Micron Technology, Inc.*	29,980
2,774	Microsoft Corp.	70,959
2,048	Motorola Solutions, Inc.	95,580
2,536	Sanmina-SCI Corp.*	21,480
3,606	Seagate Technology plc	61,663
873	SYNNEX Corp.*	25,623
1,319	TE Connectivity Ltd.	41,825
1,241	Tech Data Corp.*	61,094
923	Texas Instruments, Inc.	27,782
935	Unisys Corp.*	22,580
1,240	Western Digital Corp.*	36,047
5,627	Xerox Corp.	45,860
2,102	Yahoo!, Inc.*	33,022
		1,365,711
	Materials - 3.1%

1,767	AK Steel Holding Corp.	14,949
4,151	Alcoa, Inc.	41,593
684	Ashland, Inc.	38,044
2,791	Commercial Metals Co.	39,018
2,108	Dow Chemical Co. (The)	58,413
1,711	Huntsman Corp.	18,701
2,373	International Paper Co.	67,393
1,155	MeadWestvaco Corp.	34,477
1,179	Nucor Corp.	46,488
1,174	Owens-Illinois, Inc.*	22,928
1,754	Temple-Inland, Inc.	55,830
695	United States Steel Corp.	18,974
626	Vulcan Materials Co.	20,307
		477,115
	Telecommunication Services - 5.0%

10,626	AT&T, Inc.	307,941
1,760	Level 3 Communications, Inc.*	36,274
30,970	Sprint Nextel Corp.*	83,619
1,386	Telephone & Data Systems, Inc.	37,408
6,851	Verizon Communications, Inc.	258,488
2,925	Windstream Corp.	34,398
		758,128
	Utilities - 6.7%

5,109	AES Corp. (The)*	61,717
3,009	Ameren Corp.	101,734
2,788	Constellation Energy Group, Inc.	111,966
1,078	DTE Energy Co.	56,757
3,427	Duke Energy Corp.	71,453
10,399	Dynegy, Inc.*	30,677
1,537	Edison International	60,420
2,254	FirstEnergy Corp.	100,235
14,055	GenOn Energy, Inc.*	38,230
872	Integrys Energy Group, Inc.	44,899
3,151	NiSource, Inc.	72,189
3,922	NRG Energy, Inc.*	77,185
936	ONEOK, Inc.	77,838
3,450	Pepco Holdings, Inc.	68,241
2,551	Questar Corp.	49,234
		1,022,775
	Total Common Stocks
	(Cost $14,863,454)	13,693,802

See accompanying notes to the financial statements.

Principal Amount		Value
	U.S. Government & Agency Security (a) - 0.0%‡
	Federal Home Loan Bank
$3,332	0.00%, due 12/01/11	$3,332
	Total U.S. Government & Agency Security (Cost $3,332)	3,332

	Repurchase Agreements (a)(b) - 7.6%
1,144,382	Repurchase Agreements with various counterparties, rates 0.05% - 0.11%, dated 11/30/11, due 12/01/11, total to be received $1,144,384	1,144,382
	Total Repurchase Agreements (Cost $1,144,382)	1,144,382

	Total Investment Securities
	(Cost $16,011,168) — 97.8%	14,841,516
	Other assets less liabilities — 2.2%	339,372
	Net Assets — 100.0%	$15,180,888

*	Non-income producing security.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At 11/30/11, the aggregate amount held in a segregated account was $6,054,534.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of November 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$486,566
Aggregate gross unrealized depreciation	(2,315,387)
Net unrealized depreciation	$(1,828,821)
Federal income tax cost of investments	$16,670,337

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of November 30, 2011:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	$(14,522,387)	$1,441,301

Equity Index Swap Agreement with Deutsche Bank AG, based on positions within the RAFI® U.S. Equity Long/Short Index	203,147	(470,259)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	(1,105,095)	(1,461,482)

Equity Index Swap Agreement with Societe Generale, based on positions within the RAFI® U.S. Equity Long/Short Index	1,684,648	359,619

		$(130,821)

See accompanying notes to the financial statements.

(b)                                 Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

[Not applicable.]

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission Of Matters To A Vote Of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls And Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Louis M. Mayberg
Louis M. Mayberg
President
January 27, 2012

By:	/s/ Charles Todd
Charles Todd
Treasurer
January 27, 2012